UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0%
Brazil - 7.4%
All America Latina Logistica S.A.	134,765	$1,258
B2W Companhia Global Do Varejo	20,109	549
Banco Bradesco S.A. ADR	17,948	392
Banco do Brasil S.A.	176,534	3,001
Banco Santander Brasil S.A.	61,713	847
Banco Santander Brasil S.A. ADR	119,510	1,666
BM&FBOVESPA S.A.	426,695	3,008
BR Malls Participacoes S.A.*	44,355	547
Brasil Telecom S.A.*	1	—
Brasil Telecom S.A. ADR*	870	25
BRF - Brasil Foods S.A.	113,366	2,952
Centrais Eletricas Brasileiras S.A.	78,515	1,635
Cia de Concessoes Rodoviarias	67,489	1,545
Cia de Saneamento Basico do Estado de Sao Paulo	39,757	779
Cia Siderurgica Nacional S.A.	138,195	4,429
Cielo S.A.*	212,177	1,867
Cosan S.A. Industria e Comercio*	39,491	576
CPFL Energia S.A.	33,219	675
Cyrela Brazil Realty S.A.	101,565	1,422
Duratex S.A.*	71,849	671
EDP - Energias do Brasil S.A.	18,770	360
Empresa Brasileira de Aeronautica S.A.	179,835	983
Fibria Celulose S.A.*	64,941	1,457
Gafisa S.A.	40,159	649
Gerdau S.A.	35,461	451
Global Village Telecom Holding S.A.*	31,113	996
Hypermarcas S.A.*	23,926	545
JBS S.A.	125,883	674
LLX Logistica S.A.*	92,794	537
Localiza Rent A Car S.A.	41,248	454
Lojas Renner S.A.	42,325	957
Marfrig Alimentos S.A.	70,419	767
MRV Engenharia e Participacoes S.A.	92,533	743
Multiplan Empreendimentos Imobiliarios S.A.	22,120	406
Natura Cosmeticos S.A.	59,340	1,249
OGX Petroleo e Gas Participacoes S.A.*	443,200	4,340
PDG Realty S.A. Empreendimentos e Participacoes	95,737	953
Petroleo Brasileiro S.A. - Petrobras	793,956	18,994
Petroleo Brasileiro S.A. ADR	18,373	779
Porto Seguro S.A.	31,108	358
Redecard S.A.	116,429	1,936
Rossi Residencial S.A.	56,537	494
Souza Cruz S.A.	26,382	881
Tele Norte Leste Participacoes S.A.	22,999	587
Tractebel Energia S.A.	43,538	535
Usinas Siderurgicas de Minas Gerais S.A.	39,533	1,130
Vale S.A.	483,243	13,720
Vale S.A. ADR	17,008	494
Vivo Participacoes S.A. ADR*	1,900	59

		84,332

Chile - 1.3%
AES Gener S.A.	810,763	365
Banco de Credito e Inversiones	10,137	318
Banco Santander Chile	16,031,162	963
CAP S.A.	25,866	713
Centros Comerciales Sudamericanos S.A.	303,302	1,023
Colbun S.A.	2,368,141	602
Compania Cervecerias Unidas S.A.	43,129	317
Empresa Nacional de Electricidad S.A. ADR	3,800	191
Empresa Nacional de Electricidad S.A.	1,017,919	1,670
Empresas CMPC S.A.*	37,953	1,511
Empresas COPEC S.A.	157,114	2,362
Enersis S.A.	4,072,209	1,769
Enersis S.A. ADR	9,024	206
ENTEL Chile S.A.	36,689	520
Lan Airlines S.A.	37,100	641
Lan Airlines S.A. ADR	8,335	139
SACI Falabella	98,072	585
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	120
Sociedad Quimica y Minera de Chile S.A., Class B	28,120	1,072
Vina Concha y Toro S.A.	160,015	374

		15,461

China - 17.4%
Agile Property Holdings Ltd.	566,000	821
Air China Ltd., Class H*	774,705	598
Alibaba.com Ltd.	435,632	1,001
Aluminum Corp. of China Ltd., Class H*	1,369,435	1,495
Angang Steel Co. Ltd., Class H	378,798	824
Anhui Conch Cement Co. Ltd., Class H	143,025	914
Anta Sports Products Ltd.	255,432	376
Bank of China Ltd., Class H	19,805,628	10,605
Bank of Communications Co. Ltd., Class H	1,994,010	2,293

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
China - 17.4% continued
BBMG Corp., Class H*	305,841	$332
Beijing Capital International Airport Co. Ltd., Class H*	622,000	409
Beijing Enterprises Holdings Ltd.	177,271	1,275
Belle International Holdings Ltd.	1,318,000	1,523
Byd Co. Ltd., Class H*	179,699	1,568
China Agri-Industries Holdings Ltd.	541,917	703
China BlueChemical Ltd., Class H	584,851	357
China Citic Bank, Class H	1,713,572	1,450
China Coal Energy Co., Class H	1,218,232	2,209
China Communications Construction Co. Ltd., Class H	1,465,287	1,392
China Communications Services Corp. Ltd., Class H	621,035	304
China Construction Bank Corp., Class H	15,602,832	13,281
China COSCO Holdings Co. Ltd., Class H	846,721	1,029
China Dongxiang Group Co.	796,752	612
China Everbright Ltd.	249,110	610
China High Speed Transmission Equipment Group Co. Ltd.	302,690	734
China International Marine Containers Co. Ltd., Class B	258,800	324
China Life Insurance Co. Ltd., Class H	2,590,544	12,677
China Longyuan Power Group Corp., Class H*	534,473	692
China Mengniu Dairy Co. Ltd.*	391,000	1,390
China Merchants Bank Co. Ltd., Class H	1,199,427	3,112
China Merchants Holdings International Co. Ltd.	377,249	1,215
China Minsheng Banking Corp. Ltd., Class H*	1,087,355	1,223
China Mobile Ltd.	2,090,712	19,489
China National Building Material Co. Ltd., Class H	420,000	855
China Oilfield Services Ltd., Class H	549,558	652
China Overseas Land & Investment Ltd.	1,418,475	2,970
China Petroleum & Chemical Corp., Class H	5,559,835	4,909
China Railway Construction Corp. Ltd., Class H	651,000	829
China Railway Group Ltd., Class H*	1,317,827	1,018
China Resources Enterprise Ltd.	415,628	1,506
China Resources Land Ltd.	697,756	1,571
China Resources Power Holdings Co. Ltd.	568,200	1,124
China Shenhua Energy Co. Ltd., Class H	1,125,136	5,440
China Shipping Container Lines Co. Ltd., Class H*	1,128,695	403
China Shipping Development Co. Ltd., Class H	448,485	668
China South Locomotive and Rolling Stock Corp., Class H	686,669	501
China Taiping Insurance Holdings Co. Ltd.*	267,660	858
China Telecom Corp. Ltd., Class H	4,816,339	1,993
China Travel International Investment Hong Kong	948,749	282
China Unicom Hong Kong Ltd.	2,060,494	2,708
China Vanke Co. Ltd., Class B	396,172	496
China Yurun Food Group Ltd.	376,148	1,113
China Zhongwang Holdings Ltd.*	579,600	462
Citic Pacific Ltd.	381,363	1,019
CNOOC Ltd.	6,218,433	9,682
CNPC Hong Kong Ltd.	861,325	1,133
Cosco Pacific Ltd.	402,000	510
Country Garden Holdings Co.	1,449,439	537
Datang International Power Generation Co. Ltd., Class H	1,069,875	457
Denway Motors Ltd.	1,698,069	1,071
Dongfang Electric Corp. Ltd., Class H	59,600	317
Dongfeng Motor Group Co. Ltd., Class H	946,169	1,347
Fosun International	541,160	375
Franshion Properties China Ltd.	1,113,791	390
Fushan International Energy Group Ltd.	955,933	921
Geely Automobile Holdings Ltd.	1,268,423	690
Golden Eagle Retail Group Ltd.	227,675	460
GOME Electrical Appliances Holdings Ltd.*	2,623,874	941
Greentown China Holdings Ltd.	194,151	301
Guangdong Investment Ltd.	880,514	512
Guangzhou R&F Properties Co. Ltd., Class H	339,214	592
Harbin Power Equipment Co. Ltd., Class H	225,135	200
Hengan International Group Co. Ltd.	231,398	1,713
Hidili Industry International Development Ltd.*	349,465	435
Hopson Development Holdings Ltd.	240,163	344
Huabao International Holdings Ltd.	414,000	446
Huaneng Power International, Inc., Class H	1,072,501	603
Industrial & Commercial Bank of China, Class H	15,861,565	13,017
Inner Mongolia Yitai Coal Co., Class B	111,100	956
Jiangsu Express Co. Ltd., Class H	396,000	351
Jiangxi Cooper Co. Ltd., Class H	483,000	1,128

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
China - 17.4% continued
Kingboard Chemical Holdings Ltd.	205,757	$811
Lenovo Group Ltd.	1,614,000	999
Li Ning Co. Ltd.*	253,552	960
Maanshan Iron & Steel, Class H*	623,290	450
Metallurgical Corp. of China Ltd., Class H*	825,284	485
Motech Industries, Inc.	89,741	423
Nine Dragons Paper Holdings Ltd.	562,923	896
Parkson Retail Group Ltd.	443,500	776
PetroChina Co. Ltd., Class H	7,349,438	8,756
PICC Property & Casualty Co. Ltd., Class H*	852,849	762
Ping An Insurance Group Co. of China Ltd., Class H	445,953	3,868
Poly Hong Kong Investment Ltd.	523,842	650
Renhe Commercial Holdings Co. Ltd.	2,706,539	610
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	125,029	415
Shanghai Electric Group Co. Ltd., Class H	1,008,000	463
Shanghai Industrial Holdings Ltd.	188,043	954
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	159,500	307
Shanghai Zhenhua Heavy Industry Co. Ltd., Class B	295,470	249
Shimao Property Holdings Ltd.	553,903	1,039
Shui On Land Ltd.	959,397	564
Sinofert Holdings Ltd.	702,000	388
Sino-Ocean Land Holdings Ltd.	1,061,801	971
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	788,670	310
Sinotruk Hong Kong Ltd.	253,430	295
Soho China Ltd.	698,778	376
Tencent Holdings Ltd.	314,714	6,783
Tingyi Cayman Islands Holding Corp.	578,504	1,432
Tsingtao Brewery Co. Ltd., Class H	115,767	639
Want Want China Holdings Ltd.	923,870	644
Weichai Power Co. Ltd., Class H	72,064	578
Xinao Gas Holdings Ltd.	259,279	662
Yantai Changyu Pioneer Wine Co., Class B	59,428	526
Yanzhou Coal Mining Co. Ltd., Class H	683,138	1,493
Zhejiang Expressway Co. Ltd., Class H	477,294	439
Zijin Mining Group Co. Ltd., Class H	1,386,775	1,312
ZTE Corp., Class H	97,388	595

		199,523

Colombia - 0.6%
Almacenes Exito S.A.	38,218	364
BanColombia S.A.	78,563	888
BanColombia S.A. ADR	8,252	376
Cementos Argos S.A.	101,813	537
Ecopetrol S.A.	1,411,793	1,714
Grupo de Inversiones Suramericana S.A.	74,258	890
Inversiones Argos S.A.	100,588	933
ISA S.A.	126,720	803

		6,505

Czech Republic - 0.4%
CEZ A/S	56,728	2,661
Komercni Banka A/S	4,893	1,043
Telefonica O2 Czech Republic A/S	37,005	841

		4,545

Egypt - 0.5%
Al Ezz Steel Rebars S.A.E	72,661	224
Commercial International Bank	84,833	844
Egyptian Co. for Mobile Services	10,074	443
Egyptian Financial Group-Hermes Holding S.A.E	76,574	347
Egyptian Kuwait Holding Co.	217,605	433
EL Ezz Aldekhela Steel Alexandria	1,114	150
Elswedy Cables Holding Co.	10,230	127
Orascom Construction Industries	29,938	1,355
Orascom Telecom Holding S.A.E	158,191	720
Sidi Kerir Petrochemcials Co.	65,721	123
Talaat Moustafa*	139,286	175
Telecom Egypt	114,612	378

		5,319

Hungary - 0.5%
Magyar Telekom Telecommunications PLC	165,821	643
MOL Hungarian Oil and Gas Nyrt*	18,432	1,643
OTP Bank PLC*	97,582	2,766
Richter Gedeon Nyrt.	4,883	1,105

		6,157

India - 7.3%
ABB Ltd.	16,853	277
ACC Ltd.	18,350	342
Aditya Birla Nuvo Ltd.	12,171	228

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
India - 7.3% continued
Ambuja Cements Ltd.	205,647	$459
Axis Bank Ltd.*	74,942	1,580
Bajaj Auto Ltd.	15,584	587
Bharat Heavy Electricals Ltd.	40,866	2,101
Bharat Petroleum Corp. Ltd.	29,982	409
Cairn India Ltd.*	100,461	604
Cipla Ltd.	110,822	793
DLF Ltd.	141,791	1,088
Dr. Reddy’s Laboratories Ltd.	22,968	563
Dr. Reddy’s Laboratories Ltd. ADR	12,305	298
GAIL India Ltd.	131,887	1,170
GMR Infrastructure Ltd.*	251,766	358
Grasim Industries Ltd.	6,121	324
HCL Technologies Ltd.	54,729	435
HDFC Bank Ltd.	77,199	2,808
HDFC Bank Ltd. ADR	6,300	820
Hero Honda Motors Ltd.	27,808	1,020
Hindalco Industries Ltd.*	280,239	956
Hindustan Unilever Ltd.*	302,233	1,709
Housing Development & Infrastructure Ltd.*	42,611	327
Housing Development Finance Corp.	73,185	4,198
ICICI Bank Ltd.	225,359	4,201
ICICI Bank Ltd. ADR	22,771	859
Idea Cellular Ltd.*	223,271	276
Indiabulls Real Estate Ltd.*	108,126	524
Infosys Technologies Ltd.	132,052	7,347
Infosys Technologies Ltd. ADR	27,237	1,505
Infrastructure Development Finance Co. Ltd.	227,993	752
ITC Ltd.	380,023	2,034
Jaiprakash Associates Ltd.	330,638	1,034
Jindal Steel & Power Ltd.	129,802	1,954
JSW Steel Ltd.	26,379	570
Kotak Mahindra Bank Ltd.	44,966	773
Larsen & Toubro Ltd.	69,479	2,487
Mahindra & Mahindra Ltd.	48,717	1,126
Maruti Suzuki India Ltd.	24,196	803
NTPC Ltd.	285,129	1,439
Oil & Natural Gas Corp. Ltd.	89,590	2,259
Ranbaxy Laboratories Ltd.*	36,454	403
Reliance Capital Ltd.	34,434	628
Reliance Communications Ltd.	215,394	788
Reliance Industries Ltd.	342,419	7,966
Reliance Industries Ltd., GDR (London Exchange) (1) (2)	57,426	2,639
Reliance Infrastructure Ltd.	35,370	870
Reliance Natural Resources Ltd.*	221,043	329
Satyam Computer Services Ltd.*	176,769	368
Sesa Goa Ltd.	109,899	960
Siemens India Ltd.	27,979	347
State Bank of India Ltd.	21,983	1,065
Steel Authority Of India Ltd.	158,578	817
Sterlite Industries India Ltd.	130,254	2,398
Sun Pharmaceuticals Industries Ltd.	25,062	813
Suzlon Energy Ltd.*	214,857	413
Tata Consultancy Services Ltd.	163,131	2,618
Tata Motors Ltd.	75,460	1,276
Tata Power Company Ltd.	33,692	999
Tata Steel Ltd.	99,518	1,308
Unitech Ltd.	422,198	734
United Phosphorus Ltd.	77,683	289
United Spirits Ltd.	25,417	681
Wipro Ltd.	88,159	1,284
Wipro Ltd. ADR	13,570	302
Zee Entertainment Enterprises Ltd.	67,489	371

		84,063

Indonesia - 1.8%
Adaro Energy PT	2,814,720	518
Aneka Tambang Tbk PT*	1,103,000	259
Astra Agro Lestari Tbk PT	131,500	316
Astra International Tbk PT	704,989	2,587
Bank Central Asia Tbk PT	4,252,148	2,184
Bank Danamon Indonesia Tbk PT	1,013,269	491
Bank Mandiri Tbk PT	2,501,974	1,252
Bank Negara Indonesia Persero Tbk PT	1,235,582	259
Bank Rakyat Indonesia	1,898,278	1,533
Bumi Resources Tbk PT	6,090,321	1,571
Indo Tambangraya Megah PT	119,278	404
Indocement Tunggal Prakarsa Tbk PT*	514,644	750
Indofood Sukses Makmur Tbk PT	1,546,000	579
Indosat Tbk PT	486,847	245
International Nickel Indonesia Tbk PT*	657,886	256
Lippo Karawaci Tbk PT*	3,056,868	166
Perusahaan Gas Negara PT	4,159,893	1,717
Semen Gresik Persero Tbk PT*	507,637	406
Tambang Batubara Bukit Asam Tbk PT	286,000	525
Telekomunikasi Indonesia Tbk PT	3,493,249	3,492

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
Indonesia - 1.8% continued
Unilever Indonesia Tbk PT	514,028	$602
United Tractors Tbk PT	522,322	863

		20,975

Israel - 2.7%
Bank Hapoalim BM*	341,007	1,478
Bank Leumi Le-Israel BM*	407,165	1,856
Bezeq Israeli Telecommunication Corp. Ltd.	412,586	1,039
Cellcom Israel Ltd.	1,239	39
Cellcom Israel Ltd. (New York Exchange)	15,159	486
Check Point Software Technologies*	57,831	1,959
Delek Group Ltd.	1,448	293
Discount Investment Corp.	9,075	212
Elbit Systems Ltd.	7,494	483
Israel (The) Corp. Ltd.*	650	467
Israel Chemicals Ltd.	175,643	2,293
Israel Discount Bank Ltd., Class A*	166,279	391
Makhteshim-Agan Industries Ltd.	84,139	399
Mizrahi Tefahot Bank Ltd.*	41,216	376
NICE Systems Ltd.*	20,330	631
Ormat Industries Ltd.	17,196	156
Partner Communications Co. Ltd.	25,611	520
Teva Pharmaceutical Industries Ltd.	319,187	17,944

		31,022

Malaysia - 2.5%
AirAsia Bhd.*	365,000	146
Alliance Financial Group Bhd.	316,800	249
AMMB Holdings Bhd.	686,837	999
Axiata Group Bhd.*	880,825	781
Berjaya Sports Toto Bhd.	239,957	305
British American Tobacco Malaysia Bhd.	48,200	601
Bursa Malaysia Bhd.	111,900	260
CIMB Group Holdings Bhd.	677,600	2,540
Digi.Com Bhd.	115,400	739
Gamuda Bhd.	576,700	435
Genting Bhd.	772,000	1,645
Genting Malaysia Bhd.	1,127,100	920
Genting Plantations Bhd.	75,600	137
Hong Leong Bank Bhd.	160,800	382
Hong Leong Financial Group Bhd.	72,800	157
IGB Corp. Bhd.*	292,600	169
IJM Corp. Bhd.	400,920	524
IOI Corp. Bhd.	1,271,740	2,031
KLCC Property Holdings Bhd.	137,500	138
Kuala Lumpur Kepong Bhd.	163,350	787
Lafarge Malayan Cement Bhd.	122,900	224
Malayan Banking Bhd.	1,211,906	2,427
Malaysian Airline System Bhd.*	144,000	114
Maxis Bhd	635,351	996
MISC Bhd. (Registered)	374,500	924
MMC Corp. Bhd.	253,800	180
Parkson Holdings Bhd.	168,064	260
Petronas Dagangan Bhd.	86,200	218
Petronas Gas Bhd.	164,600	474
PLUS Expressways Bhd.	494,300	470
PPB Group Bhd.	183,500	853
Public Bank Bhd.	4,142	14
Public Bank Bhd. (Registered)	354,200	1,164
RHB Capital Bhd.	150,800	232
Sime Darby Bhd.	1,040,715	2,725
SP Setia Bhd.	265,600	304
Telekom Malaysia Bhd.	358,300	320
Tenaga Nasional Bhd.	673,700	1,649
UMW Holdings Bhd.	181,800	337
YTL Corp. Bhd.	295,290	629
YTL Power International Bhd.	693,299	453

		28,912

Mexico - 4.3%
Alfa S.A.B. de C.V., Class A	108,472	692
America Movil S.A.B. de C.V., Series L	6,393,486	15,038
Carso Global Telecom S.A.B. de C.V., Series A1*	243,872	1,087
Cemex S.A.B. de C.V., Series CPO*	3,190,711	3,800
Coca-Cola Femsa S.A.B. de C.V., Series L	94,704	624
Desarrolladora Homex S.A.B. de C.V.*	77,268	433
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	752,434	3,610
Grupo Aeroportuario del Pacifico S.A.B.de C.V., Class B	167,652	523
Grupo Bimbo S.A.B. de C.V., Series A*	122,907	813
Grupo Carso S.A.B. de C.V., Series A1	204,204	624
Grupo Elektra S.A. de C.V.	25,398	1,248
Grupo Financiero Banorte S.A.B. de C.V., Class O	719,661	2,462
Grupo Mexico S.A.B. de C.V., Series B	1,330,727	3,053
Grupo Modelo S.A.B. de C.V., Series C*	176,510	985
Grupo Televisa S.A., Series CPO	850,238	3,538
Industrias Penoles S.A.B. de C.V.	34,469	735

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
Mexico - 4.3% continued
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	187,172	$838
Mexichem S.A.B. de C.V.*	317,966	608
Telefonos de Mexico S.A.B. de C.V., Series L	1,887,568	1,581
Telmex Internacional S.A.B. de C.V., Series L	1,840,880	1,632
Urbi Desarrollos Urbanos S.A.B. de C.V.*	168,134	379
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,021,659	4,584

		48,887

Morocco - 0.2%
Attijariwafa Bank*	8,675	296
Douja Promotion Groupe Addoha S.A.	32,712	429
Marco Telecom*	59,377	1,021
ONA S.A.	1,879	306

		2,052

Netherlands - 0.1%
Chaoda Modern Agriculture Holdings Ltd.	842,110	894

		894

Peru - 0.4%
Cia de Minas Buenaventura S.A. ADR	66,943	2,241
Credicorp Ltd.	23,556	1,814

		4,055

Philippines - 0.4%
Ayala Corp.	59,306	386
Ayala Land, Inc.	1,707,580	415
Banco de Oro Unibank, Inc.	248,600	209
Bank of the Philippine Islands	420,908	435
Energy Development Corp.*	2,603,250	263
Globe Telecom, Inc.	11,190	221
Jollibee Foods Corp.	142,600	169
Manila Electric Co. (3)	157,330	698
Metropolitan Bank & Trust (3)	180,800	176
Philippine Long Distance Telephone Co.	15,830	896
SM Investments Corp. (3)	65,377	457
SM Prime Holdings, Inc.	1,375,251	290

		4,615

Poland - 1.2%
Asseco Poland S.A	19,583	428
Bank Handlowy w Warszawie S.A.*	11,586	283
Bank Millennium S.A.*	107,759	179
Bank Pekao S.A.*	40,816	2,301
Bank Zachodni WBK S.A.*	7,294	479
BRE Bank S.A.*	3,502	314
Cyfrowy Polsat S.A.	24,400	116
Getin Holding S.A.*	110,954	340
Globe Trade Centre S.A.*	41,059	364
Grupa Lotos S.A.*	18,908	208
ING Bank Slaski S.A.*	1,151	312
KGHM Polska Miedz S.A.	41,983	1,551
PBG S.A.*	3,336	235
Polska Grupa Energetyczna S.A.*	90,529	775
Polski Koncern Naftowy Orlen S.A.*	112,519	1,321
Polskie Gornictwo Naftowe I Gazownictwo S.A.	419,433	555
Powszechna Kasa Oszczednosci Bank Polski S.A.	216,594	2,849
Telekomunikacja Polska S.A.	231,925	1,278
TVN S.A.	51,135	253

		14,141

Russia - 6.2%
Comstar United Telesystems OJSC GDR (Registered)	57,080	312
Federal Grid Co. Unified Energy System JSC (3) *	99,960,201	1,085
Gazaprom Neft JSC ADR	2,065	57
Gazprom OAO	292,041	1,795
Gazprom OAO ADR (London Exchange)	741,628	18,487
Gazprom OAO ADR (OTC Exchange)	7,800	195
Gazpromneft JSC	101,127	546
Inter Rao Ues OAO*	568,795,627	890
LUKOIL OAO	11,773	652
LUKOIL OAO ADR (London Exchange)	130,914	7,327
LUKOIL OAO ADR (OTC Exchange)	19,800	1,117
Mechel ADR	50,637	953
MMC Norilsk Nickel*	6,229	871
MMC Norilsk Nickel ADR (London Exchange)*	67,764	951
MMC Norilsk Nickel ADR (OTC Exchange)*	167,233	2,400
Mobile Telesystems OJSC ADR	70,406	3,442
NovaTek OAO GDR (Registered)	31,594	2,059
Novolipetsk Steel OJSC GDR (Registered)*	26,345	794
Pharmstandard GDR (Registered)*	25,275	501
Polymetal*	20,952	189
Polymetal GDR (Registered)*	14,441	135
Polyus Gold Co.	7,518	398

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
Russia - 6.2% continued
Polyus Gold Co. ADR (London Exchange)	10,289	$277
Polyus Gold Co. ADR (OTC Exchange)	27,062	746
Rosneft Oil Co.	186,275	1,560
Rosneft Oil Co. GDR	254,070	2,132
RusHydro*	16,340,271	615
RusHydro ADR*	189,403	715
Sberbank (3) *	56,000	157
Sberbank of Russian Federation	2,939,209	8,220
Severstal*	665	6
Severstal GDR (Registered)*	66,525	618
Sistema JSFC GDR (Registered)*	33,554	695
Surgutneftegaz	530,752	458
Surgutneftegaz ADR (London Exchange)	66,825	593
Surgutneftegaz ADR (OTC Exchange)	127,109	1,130
Tatneft (3)	86,666	457
Tatneft ADR	1,663	48
Tatneft ADR (London Exchange)	65,748	1,906
TMK OAO GDR (Registered)*	18,262	312
Uralkali*	113,050	478
Uralkali GDR (Registered) (3) *	28,746	594
Vimpel-Communications ADR	114,196	2,123
VTB Bank OJSC	241,430,975	567
VTB Bank OJSC GDR (1) (2)	11,036	47
VTB Bank OJSC GDR (Registered)	138,094	648
Wimm-Bill-Dann Foods OJSC ADR*	24,406	582

		70,840

South Africa - 6.7%
ABSA Group Ltd. (3)	111,966	1,937
African Bank Investments Ltd. (3)	267,780	1,079
African Rainbow Minerals Ltd. (3)	36,584	852
Anglo Platinum Ltd. (3) *	20,595	2,193
Anglogold Ashanti Ltd. (3)	104,392	4,226
ArcelorMittal South Africa Ltd. (3)	62,375	865
Aspen Pharmacare Holdings Ltd. (3) *	88,330	880
Aveng Ltd. (3) *	137,904	740
Bidvest Group Ltd. (3) *	101,619	1,774
Discovery Holdings Ltd.	91,117	394
Exxaro Resources Ltd.*	41,792	587
FirstRand Ltd. (3)	981,435	2,433
Foschini Ltd. (3)	72,547	591
Gold Fields Ltd. (3)	232,022	3,050
Growthpoint Properties Ltd. (3)	487,094	923
Harmony Gold Mining Co. Ltd. (3)	124,936	1,275
Impala Platinum Holdings Ltd. (3)	186,268	5,060
Imperial Holdings Ltd. (3)	58,255	696
Investec Ltd. (3)	75,926	546
Kumba Iron Ore Ltd. (3)	27,754	1,136
Liberty Holdings Ltd. (3) *	40,391	378
Massmart Holdings Ltd.	68,313	823
MTN Group Ltd. (3)	511,350	8,129
Murray & Roberts Holdings Ltd. (3)	109,598	684
Naspers Ltd., Class N (3)	133,355	5,407
Nedbank Group Ltd. (3)	59,726	997
Netcare Ltd. (3) *	328,623	614
Northam Platinum Ltd.	50,461	326
Pick’n Pay Stores Ltd.	78,747	442
Pretoria Portland Cement Co. Ltd. (3) *	171,889	805
Redefine Income Fund Ltd. (3)	816,079	788
Remgro Ltd. (3)	152,635	1,842
Reunert Ltd.	58,996	465
RMB Holdings Ltd. (3)	251,842	1,008
Sanlam Ltd. (3)	717,114	2,198
Sappi Ltd. (3) *	177,263	848
Sasol Ltd. (3)	199,612	8,006
Shoprite Holdings Ltd. (3)	140,219	1,234
Standard Bank Group Ltd. (3)	404,982	5,559
Steinhoff International Holdings Ltd.*	437,114	1,221
Telkom S.A. Ltd.	87,936	443
Tiger Brands Ltd. (3)	56,660	1,311
Truworths International Ltd. (3)	150,072	878
Vodacom Group Pty Ltd.	126,264	963
Woolworths Holdings Ltd. (3)	242,064	582

		77,188

South Korea - 12.1%
Amorepacific Corp.*	1,117	896
Busan Bank*	55,562	662
Celltrion, Inc.*	18,103	232
Cheil Industries, Inc.	16,450	800
CJ CheilJedang Corp.*	2,739	481
Daegu Bank*	41,800	614
Daelim Industrial Co. Ltd.*	9,725	691
Daewoo Engineering & Construction Co. Ltd.*	38,460	420
Daewoo International Corp.*	17,858	505
Daewoo Securities Co. Ltd.	43,080	724
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	34,240	512
Dongbu Insurance Co. Ltd.	13,370	370

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
South Korea - 12.1% continued
Dongkuk Steel Mill Co. Ltd.*	12,320	$284
Doosan Corp.	3,400	277
Doosan Heavy Industries and Construction Co. Ltd.*	11,127	770
Doosan Infracore Co. Ltd.*	25,220	355
Glovis Co. Ltd.*	3,847	372
GS Engineering & Construction Corp.*	12,416	1,149
GS Holdings Corp.*	18,010	521
Hana Financial Group, Inc.*	66,260	1,880
Hanjin Heavy Industries & Construction Co. Ltd.*	11,288	219
Hanjin Shipping Co. Ltd.*	15,267	271
Hanjin Shipping Holdings Co. Ltd.*	19,683	230
Hankook Tire Co. Ltd.	26,840	584
Hanwha Chem Corp.*	25,742	297
Hanwha Corp.*	17,110	698
Hite Brewery Co. Ltd.*	1,728	252
Honam Petrochemical Corp.*	5,098	447
Hynix Semiconductor, Inc.*	163,830	3,243
Hyosung Corp.*	8,146	594
Hyundai Department Store Co. Ltd.*	5,030	484
Hyundai Development Co.*	19,640	638
Hyundai Engineering & Construction Co. Ltd.*	17,372	1,052
Hyundai Heavy Industries Co. Ltd.*	13,225	1,960
Hyundai Mipo Dockyard*	3,990	352
Hyundai Mobis*	22,010	3,210
Hyundai Motor Co.*	53,691	5,543
Hyundai Securities Co.	42,610	537
Hyundai Steel Co.*	19,221	1,418
Industrial Bank of Korea*	56,690	677
Kangwon Land, Inc.*	34,140	483
KB Financial Group, Inc.*	113,416	5,786
KCC Corp.	1,609	512
KIA Motors Corp.*	72,720	1,244
Korea Electric Power Corp.*	89,006	2,597
Korea Exchange Bank*	89,480	1,114
Korea Gas Corp.*	7,974	332
Korea Investment Holdings Co. Ltd.	12,700	363
Korea Zinc Co. Ltd.*	3,039	530
Korean Air Lines Co. Ltd.*	12,605	591
KT Corp.*	44,376	1,490
KT&G Corp.	38,422	2,123
LG Chem Ltd.*	16,131	3,147
LG Corp.*	33,097	2,068
LG Dacom Corp.	13,920	212
LG Display Co. Ltd.	80,920	2,732
LG Electronics, Inc.*	32,708	3,390
LG Household & Health Care Ltd.*	2,968	742
LG Telecom Ltd.*	45,000	327
Lotte Confectionery Co. Ltd.*	227	252
Lotte Shopping Co. Ltd.*	3,056	909
LS Corp.*	6,265	620
LS Industrial Systems Co. Ltd.*	5,648	468
Mirae Asset Securities Co. Ltd.	7,727	429
NCSoft Corp.*	4,875	619
NHN Corp.*	14,154	2,337
OCI Co. Ltd.*	4,358	819
POSCO	22,732	11,967
S1 Corp.*	5,673	236
Samsung C&T Corp.*	43,414	2,098
Samsung Card Co.	13,007	643
Samsung Electro-Mechanics Co. Ltd.	20,816	1,909
Samsung Electronics Co. Ltd.	38,387	26,218
Samsung Engineering Co. Ltd.*	10,427	962
Samsung Fire & Marine Insurance Co. Ltd.	13,219	2,258
Samsung Heavy Industries Co. Ltd.*	56,250	1,163
Samsung SDI Co. Ltd.	11,884	1,505
Samsung Securities Co. Ltd.	17,413	939
Samsung Techwin Co. Ltd.*	12,932	1,003
Shinhan Financial Group Co. Ltd.*	139,811	5,192
Shinsegae Co. Ltd.	4,904	2,264
SK Broadband Co. Ltd.*	48,675	200
SK Energy Co. Ltd.	20,952	2,101
SK Holdings Co. Ltd.	8,271	630
SK Networks Co. Ltd.*	25,090	227
SK Telecom Co. Ltd.	13,695	1,991
S-Oil Corp.	15,658	726
STX Offshore & Shipbuilding Co. Ltd.*	13,890	148
STX Pan Ocean Co. Ltd.*	34,370	334
Taewoong Co. Ltd.*	2,475	158
Tong Yang Securities, Inc.	24,953	255
Woongjin Coway Co. Ltd.*	17,360	572
Woori Finance Holdings Co. Ltd.*	83,820	989
Woori Investment & Securities Co. Ltd.	29,040	412
Yuhan Corp.*	3,016	461

		139,018

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
Taiwan - 11.0%
Acer, Inc.	886,798	$2,649
Advanced Semiconductor Engineering, Inc.	1,425,096	1,275
Advantech Co. Ltd.	94,441	211
Asia Cement Corp.	573,986	618
Asustek Computer, Inc.	1,331,685	2,556
AU Optronics Corp.	2,592,215	3,128
Capital Securities Corp.*	340,936	209
Catcher Technology Co. Ltd.	187,111	519
Cathay Financial Holding Co. Ltd.*	2,036,180	3,773
Chang Hwa Commercial Bank	1,701,000	805
Cheng Shin Rubber Industry Co. Ltd.	289,165	661
Cheng Uei Precision Industry Co. Ltd.	125,480	291
Chi Mei Optoelectronics Corp.*	1,636,662	1,142
Chicony Electronics Co. Ltd.	133,958	323
China Airlines Ltd.*	612,324	216
China Development Financial Holding Corp.*	3,279,206	996
China Steel Corp.	3,412,238	3,506
Chinatrust Financial Holding Co. Ltd.	2,931,130	1,813
Chinese Gamer International Corp.	12,543	165
Chunghwa Picture Tubes Ltd.*	3,511,961	448
Chunghwa Telecom Co. Ltd.	1,753,379	3,255
Chunghwa Telecom Co. Ltd. ADR	5,568	103
Clevo Co.*	172,782	279
CMC Magnetics Corp.*	929,344	239
Compal Communications, Inc.	93,657	127
Compal Electronics, Inc.	1,292,620	1,777
Coretronic Corp.	244,000	352
Delta Electronics, Inc.	586,521	1,824
E.Sun Financial Holding Co. Ltd.*	1,060,227	439
Epistar Corp.	212,351	794
Eternal Chemical Co. Ltd.	195,921	206
Eva Airways Corp.*	453,338	198
Evergreen International Storage & Transport Corp.*	124,000	110
Evergreen Marine Corp. Tawain Ltd.*	328,180	182
Everlight Electronics Co. Ltd.	114,568	427
Far Eastern Department Stores Co. Ltd.	292,802	333
Far Eastern New Century Corp.	974,877	1,212
Far EasTone Telecommunications Co. Ltd.	535,345	637
Farglory Land Development Co. Ltd.	89,000	195
Feng Hsin Iron & Steel Co.	155,160	261
First Financial Holding Co. Ltd.	1,624,911	1,002
Formosa Chemicals & Fibre Corp.	986,320	2,128
Formosa International Hotels Corp.	12,500	160
Formosa Petrochemical Corp.	429,487	1,102
Formosa Plastics Corp.	1,379,349	2,890
Formosa Sumco Technology Corp.	65,950	176
Formosa Taffeta Co. Ltd.	261,540	211
Foxconn Technology Co. Ltd.	202,157	778
Fubon Financial Holding Co. Ltd.*	1,559,642	1,900
Giant Manufacturing Co. Ltd.	88,600	247
HannStar Display Corp.*	1,536,898	396
Hon Hai Precision Industry Co. Ltd.	2,683,736	12,625
HTC Corp.	231,357	2,633
Hua Nan Financial Holdings Co. Ltd.	1,182,256	741
InnoLux Display Corp.	726,703	1,070
Inotera Memories, Inc.*	529,915	442
Inventec Co. Ltd.	635,689	379
KGI Securities Co. Ltd.	1,016,253	598
Kinsus Interconnect Technology Corp.	85,587	228
Largan Precision Co. Ltd.	33,835	443
Lite-On Technology Corp.	703,880	1,053
Macronix International	1,142,975	649
MediaTek, Inc.	316,800	5,502
Mega Financial Holding Co. Ltd.	2,671,655	1,533
Micro-Star International Co. Ltd.	310,038	203
Mitac International	359,144	184
Nan Ya Plastics Corp.	1,769,695	3,204
Nan Ya Printed Circuit Board Corp.	62,743	239
Nanya Technology Corp.*	461,118	469
Novatek Microelectronics Corp. Ltd.	156,850	521
Phison Electronics Corp.	34,342	290
Pixart Imaging, Inc.	31,227	262
Polaris Securities Co. Ltd.*	683,612	404
Pou Chen Corp.	805,425	636
Powerchip Semiconductor Corp.*	2,810,758	346
Powertech Technology, Inc.	190,062	641
President Chain Store Corp.	172,220	409
Prime View International Co. Ltd.*	157,095	410
Qisda Corp.*	539,496	336
Quanta Computer, Inc.	762,576	1,653
Realtek Semiconductor Corp.	135,820	399
Richtek Technology Corp.	42,285	429
Ruentex Industries Ltd.*	142,000	253
Shin Kong Financial Holding Co. Ltd.*	1,842,051	759
Siliconware Precision Industries Co.	980,480	1,317
Simplo Technology Co. Ltd.	68,000	401
SinoPac Financial Holdings Co. Ltd.*	1,932,000	771

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
Taiwan - 11.0% continued
Synnex Technology International Corp.	367,469	$794
Taishin Financial Holding Co. Ltd.*	1,389,000	542
Taiwan Business Bank*	755,000	195
Taiwan Cement Corp.	1,030,101	1,090
Taiwan Cooperative Bank	1,229,900	769
Taiwan Fertilizer Co. Ltd.	250,000	884
Taiwan Glass Industrial Corp.	320,576	261
Taiwan Mobile Co. Ltd.	641,752	1,247
Taiwan Semiconductor Manufacturing Co. Ltd.	8,544,193	17,139
Tatung Co. Ltd.*	1,633,000	397
Teco Electric and Machinery Co. Ltd.	578,000	252
Transcend Information, Inc.	107,442	400
Tripod Technology Corp.	130,516	438
TSRC Corp.	154,093	190
Tung Ho Steel Enterprise Corp.	232,271	250
U-Ming Marine Transport Corp.	151,000	305
Unimicron Technology Corp.	422,418	608
Uni-President Enterprises Corp.	1,151,732	1,413
United Microelectronics Corp.*	4,269,043	2,282
Vanguard International Semiconductor Corp.	264,949	132
Walsin Lihwa Corp.*	963,770	358
Wan Hai Lines Ltd.*	330,310	176
Winbond Electronics Corp.*	916,071	277
Wintek Corp.*	320,000	284
Wistron Corp.	613,371	1,185
WPG Holdings Co. Ltd.	226,000	390
Ya Hsin Industrial Co. Ltd.*	121,548	—
Yang Ming Marine Transport Corp.	443,415	167
Young Fast Optoelectronics Co. Ltd.	29,000	316
Yuanta Financial Holding Co. Ltd.	2,537,242	1,849
Yulon Motor Co. Ltd.	313,257	366

		126,632

Thailand - 1.3%
Advanced Info Service PCL (Registered)	194,000	503
Advanced Info Service PCL NVDR	99,200	257
Bangkok Bank PCL	74,500	259
Bangkok Bank PCL (Registered)	229,800	803
Bangkok Bank PCL NVDR	177,100	617
Bank of Ayudhya PCL (Registered)	518,654	349
Bank of Ayudhya PCL NVDR	83,100	56
Banpu PCL (Registered)	28,300	491
Banpu PCL NVDR	25,907	448
BEC World PCL (Registered)	196,500	145
BEC World PCL NVDR	100,187	74
Charoen Pokphand Foods PCL NVDR	989,711	337
CP ALL PCL (Registered)*	452,600	337
CP ALL PCL NVDR	279,468	208
Glow Energy PCL	100,200	99
Glow Energy PCL NVDR	52,100	51
IRPC PCL (Registered)	1,928,700	253
IRPC PCL NVDR	1,387,581	182
Kasikornbank PCL (Registered)	280,600	731
Kasikornbank PCL NVDR	290,997	739
Krung Thai Bank PCL (Registered)	559,800	163
Krung Thai Bank PCL NVDR	400,855	118
Land and Houses PCL (Registered)	444,100	88
Land and Houses PCL NVDR	293,540	55
PTT Aromatics & Refining PCL (Registered)	124,994	96
PTT Aromatics & Refining PCL NVDR	241,100	184
PTT Chemical PCL (Registered)	72,700	157
PTT Chemical PCL NVDR	54,100	119
PTT Exploration & Production PCL NVDR	126,542	556
PTT Exploration & Production PCL (Registered)	259,300	1,143
PTT PCL (Registered)	195,000	1,375
PTT PCL NVDR	86,000	632
Siam Cement PCL (Registered)	62,900	449
Siam Cement PCL NVDR	31,900	224
Siam Commercial Bank PCL (Registered)	255,900	637
Siam Commercial Bank PCL NVDR	256,276	668
Thai Oil PCL (Registered)	112,300	144
Thai Oil PCL NVDR	168,397	215
TMB Bank PCL*	3,729,497	139
TMB Bank PCL NVDR*	2,117,400	78
Total Access Communication PCL	93,341	104
Total Access Communication PCL NVDR	50,000	53

		14,336

Turkey - 1.5%
Akbank TAS	259,048	1,637
Aksigorta A.S.	46,495	161
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	71,433	800
Asya Katilim Bankasi A.S.*	156,901	363
BIM Birlesik Magazalar A.S.	12,842	595
Coca-Cola Icecek A.S.	21,991	221
Dogan Sirketler Grubu Holdings	313,102	216

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
Turkey - 1.5% continued
Dogan Yayin Holding A.S.*	1	$—
Enka Insaat ve Sanayi A.S.	81,514	375
Eregli Demir ve Celik Fabrikalari TAS*	133,758	401
Haci Omer Sabanci Holding A.S.	167,976	646
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.*	173,591	510
Tupras Turkiye Petrol Rafine	43,982	870
Turk Hava Yollari	125,560	479
Turk Sise ve Cam Fabrikalari A.S.*	150,778	189
Turk Telekomunikasyon A.S.	177,385	539
Turkcell Iletisim Hizmet A.S.	266,521	1,874
Turkiye Garanti Bankasi A.S.	730,050	3,099
Turkiye Halk Bankasi A.S.	107,890	858
Turkiye Is Bankasi, Class C	372,292	1,568
Turkiye Vakiflar Bankasi Tao, Class D*	252,957	715
Yapi ve Kredi Bankasi A.S.*	303,218	665

		16,781

United Kingdom - 0.0%
Astro All Asia Networks PLC	163,600	143
Tanjong PLC	66,700	328

		471

United States - 0.2%
Southern Copper Corp.	73,759	2,427

		2,427

Total Common Stocks (Cost $880,156) (4)		1,009,151

PREFERRED STOCKS - 9.9%
Brazil - 9.3%
AES Tiete S.A.	34,054	384
Banco Bradesco S.A.	514,670	10,758
Banco do Estado do Rio Grande do Sul	59,818	495
Bradespar S.A.	78,599	1,731
Brasil Telecom S.A.*	115,129	1,116
Braskem S.A., Class A*	58,524	477
Centrais Eletricas Brasileiras S.A., Class B	67,254	1,224
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A	28,537	1,062
Cia de Bebidas das Americas	51,555	5,155
Cia de Transmissao de Energia Eletrica Paulista	10,546	311
Cia Energetica de Minas Gerais	121,153	2,189
Cia Energetica de Sao Paulo-Class B	62,060	848
Cia Paranaense de Energia-Class B	35,628	753
Eletropaulo Metropolitana de Sao Paulo S.A., Class B	32,439	640
Fertilizantes Fosfatados S.A.*	33,234	314
Gerdau S.A.	228,068	3,815
Gol Linhas Aereas Inteligentes S.A.*	32,256	482
Investimentos Itau S.A.	790,447	5,371
Itau Unibanco Holding S.A.	713,632	15,853
Klabin S.A.	148,021	448
Lojas Americanas S.A.	116,103	1,033
Metalurgica Gerdau S.A.	96,254	1,927
Net Servicos de Comunicacao S.A. (Sao Paolo Exchange)*	63,403	869
Petroleo Brasileiro S.A. - Petrobras	1,057,860	22,293
Suzano Papel e Celulose S.A.	50,112	585
Tam S.A.	26,536	583
Tele Norte Leste Participacoes S.A.	90,945	1,924
Telemar Norte Leste S.A., Class A	8,923	316
Tim Participacoes S.A.	217,284	637
Ultrapar Participacoes S.A.	25,676	1,184
Usinas Siderurgicas de Minas Gerais S.A., Class A	88,310	2,495
Vale S.A., Class A	732,908	17,767
Vivo Participacoes S.A.	52,855	1,647

		106,686

Colombia - 0.0%
BanColombia S.A.	62,944	709

		709

Russia - 0.2%
Sberbank of Russian Federation	489,196	1,162
Surgutneftegaz	852,562	409
Surgutneftegaz ADR	146,562	703

		2,274

South Korea - 0.4%
Hyundai Motor Co.*	8,470	304
Hyundai Motor Co., Class 2*	13,400	492
LG Electronics, Inc.*	6,426	275
Samsung Electronics Co. Ltd.	7,129	3,222

		4,293

Total Preferred Stocks (Cost $86,453) (4)		113,962

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.4%
Northern Institutional Funds - Diversified Assets Portfolio (5) (6)	27,186,587	$27,187

Total Investment Companies (Cost $27,187)		27,187

RIGHTS - 0.0%
JBS S.A.*	180	—

Total Rights (Cost $ — ) (4)		—

Total Investments - 100.3% (Cost $993,796)		1,150,300

Liabilities less Other Assets - (0.3)%		(3,436)

NET ASSETS - 100.0%		$1,146,864

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2009, the value of these restricted illiquid securities amounted to approximately $2,686,000 or 0.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Reliance Industries Ltd., GDR (London Exchange)	11/1/06-12/22/06	$1,617
VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	When-Issued Security.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(6)	The Fund had approximately $27,187,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Emerging Markets Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Dax Index (Euro)	8	$1,709	Long	3/10	$33
FTSE JSE (South African Rand)	113	3,852	Long	3/10	21
Hang Seng Index (Hong Kong Dollar)	35	4,949	Long	1/10	71
MSCI Taiwan Index (U.S. Dollar)	143	4,227	Long	1/10	75
S&P/TSX (Canadian Dollar)	26	3,435	Long	3/10	51
SPI 200 (Australian Dollar)	13	1,424	Long	3/10	69
TOPIX Index (Japanese Yen)	5	486	Long	3/10	8

Total					$328

At December 31, 2009, the Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	17.7%
Brazilian Real	16.7
Korean Won	12.8
Taiwan Dollar	11.3
U.S. Dollar	8.5
South African Rand	6.9
Indian Rupee	6.9
All other currencies less than 5%	19.2

Total	100.0%

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

At December 31, 2009, the Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
U.S. Dollar	5,548	South Korean Won	6,459,268	1/4/10	$(1)
U.S. Dollar	710	Malaysian Ringgit	2,432	1/4/10	1
U.S. Dollar	780	Indonesian Rupiah	7,328,166	1/5/10	(2)
U.S. Dollar	46	Thailand Baht	1,530	1/5/10	—
Total					$(2)

At December 31, 2009, the industry sectors for the Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	23.6%
Consumer Staples	15.0
Energy	14.9
Financials	13.6
Health Care	8.7
Industrials	6.8
Information Technology	5.9
Materials	5.6
Telecommunication Services	3.7
Utilities	2.2

Total	100.0%

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$993,796

Gross tax appreciation of investments	$186,679
Gross tax depreciation of investments	(30,175)

Net tax appreciation of investments	$156,504

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security). The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$11,949	$50,649	$—	$62,598
Consumer Staples	22,819	34,522	—	57,341
Energy	28,972	113,508	—	142,480
Financials	19,774	217,526	47	237,347
Health Care	298	24,722	—	25,020
Industrials	9,757	64,520	—	74,277
Information Technology	7,570	140,675	—	148,245
Materials	44,198	93,492	—	137,690
Telecommunication Services	27,680	63,402	—	91,082
Utilities	9,690	25,146	—	34,836
Preferred Stocks
Consumer Discretionary	1,902	1,071	—	2,973
Consumer Staples	5,156	—	—	5,156
Energy	23,477	409	—	23,886
Financials	33,185	1,162	—	34,347
Industrials	1,066	—	—	1,066
Information Technology	—	3,222	—	3,222
Materials	29,559	—	—	29,559
Telecommunication
Services	5,640	—	—	5,640
Utilities	6,348	—	—	6,348
Investment Companies	27,187	—	—	27,187

Total Investments	$316,227	$834,026	$47	$1,150,300

Other Financial Instruments*	$328	$(2)	$—	$326

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued	DECEMBER 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	REALIZED GAIN(LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Common Stock
Banks	$—	$—	$—	$—	$47	$47

The amount of change in total unrealized gain on investments in Level 3 securities still held at December 31, 2009 was approximately $14,000.

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Advertising - 0.7%
Interpublic Group of Cos., Inc.*	3,071	$22
Omnicom Group, Inc.	3,877	152

		174

Aerospace/Defense - 2.9%
General Dynamics Corp.	2,556	174
L-3 Communications Holdings, Inc.	527	46
Lockheed Martin Corp.	229	17
Raytheon Co.	3,341	172
United Technologies Corp.	3,899	271

		680

Agriculture - 2.4%
Altria Group, Inc.	10,514	206
Archer-Daniels-Midland Co.	1,638	51
Philip Morris International, Inc.	3,709	179
Reynolds American, Inc.	2,694	143

		579

Apparel - 0.1%
VF Corp.	467	34

Auto Manufacturers - 0.2%
Ford Motor Co.*	4,042	40

Banks - 8.8%
Bank of America Corp.	18,268	275
Capital One Financial Corp.	4,088	157
Citigroup, Inc.	26,201	87
Comerica, Inc.	4,080	121
Fifth Third Bancorp	5,287	51
Goldman Sachs Group (The), Inc.	1,875	317
JPMorgan Chase & Co.	10,732	447
Morgan Stanley	6,724	199
Wells Fargo & Co.	16,467	444

		2,098

Beverages - 1.9%
Coca-Cola (The) Co.	3,436	196
Coca-Cola Enterprises, Inc.	6,494	138
Dr Pepper Snapple Group, Inc.	83	2
Pepsi Bottling Group, Inc.	341	12
PepsiCo, Inc	1,773	108

		456

Biotechnology - 1.3%
Amgen, Inc.*	4,515	256
Gilead Sciences, Inc.*	1,435	62

		318

Building Materials - 0.0%
Masco Corp.	455	6

Chemicals - 2.2%
CF Industries Holdings, Inc.	1,335	121
Eastman Chemical Co.	2,172	131
International Flavors & Fragrances, Inc.	3,012	124
PPG Industries, Inc.	2,447	143

		519

Commercial Services - 0.6%
R.R. Donnelley & Sons Co.	5,973	133

Computers - 7.2%
Apple, Inc.*	1,511	319
Computer Sciences Corp.*	2,576	148
Dell, Inc.*	10,528	151
EMC Corp.*	3,381	59
Hewlett-Packard Co.	7,893	406
International Business Machines Corp.	4,093	536
Western Digital Corp.*	1,941	86

		1,705

Cosmetics/Personal Care - 1.4%
Procter & Gamble (The) Co.	5,385	327

Distribution/Wholesale - 0.2%
W.W. Grainger, Inc.	531	51

Diversified Financial Services - 0.5%
American Express Co.	652	26
Ameriprise Financial, Inc.	1,414	55
Legg Mason, Inc.	413	13
SLM Corp.*	1,795	20

		114

Electric - 2.6%
Constellation Energy Group, Inc.	4,110	145
DTE Energy Co.	3,336	145
Edison International	4,188	146
FirstEnergy Corp.	2,192	102
PPL Corp.	1,428	46
Public Service Enterprise Group, Inc.	707	23

		607

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Electrical Components & Equipment - 0.8%
Emerson Electric Co.	4,487	$191

Electronics - 0.7%
Jabil Circuit, Inc.	4,718	82
Thermo Fisher Scientific, Inc.*	963	46
Waters Corp.*	776	48

		176

Food - 2.1%
Campbell Soup Co.	3,142	106
Kellogg Co.	2,733	146
Sara Lee Corp.	11,238	137
Tyson Foods, Inc., Class A	8,489	104

		493

Forest Products & Paper - 1.0%
International Paper Co.	6,065	162
MeadWestvaco Corp.	2,782	80

		242

Gas - 1.2%
CenterPoint Energy, Inc.	5,527	80
Nicor, Inc.	3,060	129
NiSource, Inc.	349	5
Sempra Energy	1,276	72

		286

Healthcare - Products - 4.1%
Hospira, Inc.*	2,310	118
Intuitive Surgical, Inc.*	65	20
Johnson & Johnson	8,485	546
Medtronic, Inc.	5,579	245
Stryker Corp.	813	41

		970

Healthcare - Services - 0.4%
UnitedHealth Group, Inc.	2,692	82
WellPoint, Inc.*	268	16

		98

Home Furnishings - 0.6%
Whirlpool Corp.	1,723	139

Household Products/Wares - 1.3%
Avery Dennison Corp.	3,171	116
Kimberly-Clark Corp.	2,886	184

		300

Insurance - 2.6%
Chubb Corp.	739	36
Genworth Financial, Inc., Class A*	1,112	13
Lincoln National Corp.	1,466	37
Loews Corp.	3,996	145
MetLife, Inc.	634	22
Travelers (The) Cos., Inc.	3,499	174
Unum Group	3,185	62
XL Capital Ltd., Class A	6,638	122

		611

Internet - 2.3%
Amazon.com, Inc.*	541	73
eBay, Inc.*	4,051	96
Google, Inc., Class A*	523	324
Yahoo!, Inc.*	3,765	63

		556

Iron/Steel - 0.2%
Nucor Corp.	994	46

Leisure Time - 0.0%
Carnival Corp.*	284	9

Media - 2.5%
Gannett Co., Inc.	11,536	171
McGraw-Hill (The) Cos., Inc.	3,540	119
News Corp., Class A	3,164	43
Viacom, Inc., Class B*	5,205	155
Walt Disney (The) Co.	3,237	104

		592

Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	242	19

Miscellaneous Manufacturing - 4.5%
3M Co.	3,259	269
Dover Corp.	3,121	130
Eaton Corp.	1,256	80
General Electric Co.	23,166	351
Illinois Tool Works, Inc.	2,412	116
ITT Corp.	2,634	131

		1,077

Oil & Gas - 9.7%
Chesapeake Energy Corp.	155	4
Chevron Corp.	6,215	479
ConocoPhillips	4,191	214
Ensco International PLC	2,879	115
Exxon Mobil Corp.	12,833	875
Nabors Industries Ltd.*	5,958	130

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Oil & Gas - 9.7% continued
Occidental Petroleum Corp.	3,307	$269
Rowan Cos., Inc.*	1,322	30
XTO Energy, Inc.	4,094	191

		2,307

Oil & Gas Services - 0.9%
National-Oilwell Varco, Inc.	3,689	163
Schlumberger Ltd.	967	63

		226

Packaging & Containers - 0.1%
Sealed Air Corp.	806	18

Pharmaceuticals - 6.2%
Abbott Laboratories	1,526	83
AmerisourceBergen Corp.	4,161	109
Eli Lilly & Co.	5,159	184
Forest Laboratories, Inc.*	963	31
McKesson Corp.	2,518	157
Medco Health Solutions, Inc.*	2,940	188
Merck & Co., Inc.	6,961	254
Pfizer, Inc.	25,629	466

		1,472

Pipelines - 0.6%
Williams (The) Cos., Inc.	6,608	139

Real Estate Investment Trusts - 1.4%
HCP, Inc.	1,183	36
Host Hotels & Resorts, Inc.*	12,932	151
ProLogis	10,120	139

		326

Retail - 7.6%
Best Buy Co., Inc.	327	13
Big Lots, Inc.*	4,801	139
CVS Caremark Corp.	4,449	143
Darden Restaurants, Inc.	92	3
Gap (The), Inc.	6,429	135
Home Depot, Inc.	8,180	237
J.C. Penney Co., Inc.	4,203	112
Limited Brands, Inc.	7,526	145
McDonald’s Corp.	2,513	157
RadioShack Corp.	4,681	91
Sears Holdings Corp.*	1,608	134
Target Corp.	249	12
TJX Cos., Inc.	485	18
Walgreen Co.	1,662	61
Wal-Mart Stores, Inc.	7,371	394

		1,794

Semiconductors - 2.5%
Intel Corp.	19,107	390
Texas Instruments, Inc.	7,833	204

		594

Software - 4.8%
BMC Software, Inc.*	2,732	110
IMS Health, Inc.	432	9
Microsoft Corp.	22,286	679
Oracle Corp.	13,654	335

		1,133

Telecommunications - 5.5%
AT&T, Inc.	18,295	513
Cisco Systems, Inc.*	18,849	451
Harris Corp.	994	47
QUALCOMM, Inc.	1,342	62
Qwest Communications International, Inc.	33,844	143
Verizon Communications, Inc.	3,091	102

		1,318

Transportation - 0.5%
FedEx Corp.	512	43
Ryder System, Inc.	1,430	59
United Parcel Service, Inc., Class B	361	20

		122

Total Common Stocks (Cost $20,308)		23,095

CONVERTIBLE PREFERRED STOCKS - 0.8%
Banks - 0.8%
Bank of America Corp.*	12,304	184

Total Convertible Preferred Stocks (Cost $196)		184

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	387,668	$388

Total Investment Companies (Cost $388)		388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.00%, 5/6/10 (3)	$100	$100

Total Short-Term Investments (Cost $100)		100

Total Investments - 100.0% (Cost $20,992)		23,767

Liabilities less Other Assets - 0.0%		(12)

NET ASSETS - 100.0%		$23,755

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	The fund had approximately $388,000 of net purchases in the Diversified Asset Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P 500 E-mini	8	$444	Long	3/10	$10

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$20,992

Gross tax appreciation of investments	$3,147
Gross tax depreciation of investments	(372)

Net tax appreciation of investments	$2,775

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$23,095	(1)	$—	$—	$23,095
Convertible Preferred Stock	184	(1)	—	—	184
Investment Companies	388		—	—	388
Short-Term Investments	—		100	—	100

Total Investments	$23,667		$100	$—	$23,971

Other Financial Instruments*	$10		$—	$—	$10

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%
Aerospace/Defense - 3.7%
L-3 Communications Holdings, Inc.	14,942	$1,299
Raytheon Co.	24,957	1,286
Rolls-Royce Group PLC ADR	34,206	1,334
United Technologies Corp.	27,534	1,911

		5,830

Agriculture - 1.8%
Philip Morris International, Inc.	57,974	2,794

Apparel - 2.4%
Coach, Inc.	51,642	1,886
Polo Ralph Lauren Corp.	24,312	1,969

		3,855

Banks - 9.4%
Bank of America Corp.	152,078	2,290
Citigroup, Inc.	320,943	1,062
Goldman Sachs Group (The), Inc.	12,084	2,040
JPMorgan Chase & Co.	73,278	3,053
Morgan Stanley	54,020	1,599
State Street Corp.	38,092	1,659
SunTrust Banks, Inc.	66,374	1,347
Wells Fargo & Co.	70,899	1,914

		14,964

Beverages - 1.5%
Dr Pepper Snapple Group, Inc.	49,299	1,395
Pepsi Bottling Group, Inc.	27,579	1,034

		2,429

Biotechnology - 0.8%
Amgen, Inc.*	20,991	1,187

Chemicals - 1.7%
Dow Chemical (The) Co.	29,740	822
Potash Corp. of Saskatchewan, Inc.(1)	17,181	1,864

		2,686

Computers - 8.6%
Apple, Inc.*	7,676	1,618
Brocade Communications Systems, Inc.*	194,811	1,486
EMC Corp.*	88,241	1,542
Hewlett-Packard Co.	62,434	3,216
International Business Machines Corp.	27,039	3,539
Micros Systems, Inc.*	27,485	853
Seagate Technology	73,260	1,333

		13,587

Cosmetics/Personal Care - 1.0%
Procter & Gamble (The) Co.	25,918	1,571

Diversified Financial Services - 0.5%
Discover Financial Services	50,206	739

Electric - 2.8%
Entergy Corp.	15,345	1,256
FPL Group, Inc.	26,227	1,385
NRG Energy, Inc.*	73,067	1,725

		4,366

Food - 3.7%
Cadbury PLC ADR	23,912	1,229
General Mills, Inc.	26,277	1,861
Mead Johnson Nutrition Co., Class A	24,190	1,057
Unilever PLC ADR	54,110	1,726

		5,873

Healthcare - Products - 3.5%
Covidien PLC	53,103	2,543
Johnson & Johnson	46,420	2,990

		5,533

Healthcare - Services - 3.8%
CIGNA Corp.(1)	47,502	1,675
Humana, Inc.(1) *	25,590	1,123
Quest Diagnostics, Inc.	20,313	1,227
Tenet Healthcare Corp.*	384,017	2,070

		6,095

Home Builders - 1.4%
Pulte Homes, Inc.*	222,665	2,227

Insurance - 3.7%
ACE Ltd.*	24,408	1,230
Conseco, Inc.*	318,734	1,594
Genworth Financial, Inc., Class A*	125,118	1,420
Unum Group	83,667	1,633

		5,877

Internet - 1.5%
AOL, Inc.*	5,702	133
Google, Inc., Class A*	3,731	2,313

		2,446

Machinery - Construction & Mining - 1.0%
Joy Global, Inc.(1)	30,775	1,588

Machinery - Diversified - 0.7%
Cummins, Inc.	24,259	1,113

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Media - 1.8%
Time Warner, Inc.	62,548	$1,823
Walt Disney (The) Co.	30,920	997

		2,820

Metal Fabrication/Hardware - 1.0%
Precision Castparts Corp.	14,253	1,573

Mining - 1.6%
Sterlite Industries India Ltd. ADR	62,755	1,143
Vale S.A. ADR	45,494	1,321

		2,464

Miscellaneous Manufacturing - 2.5%
Dover Corp.	31,546	1,313
General Electric Co.	93,254	1,411
Parker Hannifin Corp.	23,016	1,240

		3,964

Oil & Gas - 11.5%
Chevron Corp.	49,586	3,818
ENSCO International PLC ADR	33,674	1,345
Exxon Mobil Corp.	64,987	4,431
Noble Corp.(1)	46,365	1,887
Occidental Petroleum Corp.	40,677	3,309
Petroleo Brasileiro S.A. ADR (1)	36,763	1,753
Talisman Energy, Inc.	90,728	1,691

		18,234

Pharmaceuticals - 5.8%
Cephalon, Inc.*	24,222	1,512
Forest Laboratories, Inc.*	53,808	1,728
Merck & Co., Inc.	82,829	3,026
Pfizer, Inc.	86,340	1,570
Teva Pharmaceutical Industries Ltd. ADR	22,780	1,280

		9,116

Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	72,257	1,254

Retail - 7.1%
Best Buy Co., Inc.	20,246	799
Gap (The), Inc.	80,023	1,676
McDonald’s Corp.	23,715	1,481
Nordstrom, Inc.	35,430	1,331
TJX Cos., Inc.	55,592	2,032
Wal-Mart Stores, Inc.	73,448	3,926

		11,245

Semiconductors - 3.6%
ASML Holding N.V. ADR	61,907	2,110
Intel Corp.	108,867	2,221
Texas Instruments, Inc.	54,688	1,425

		5,756

Software - 4.1%
Activision Blizzard, Inc.*	107,465	1,194
Check Point Software Technologies*	35,157	1,191
Microsoft Corp.	136,398	4,159

		6,544

Telecommunications - 4.9%
AT&T, Inc.	50,760	1,423
Cisco Systems, Inc.*	75,696	1,812
QUALCOMM, Inc.	26,906	1,245
Qwest Communications International, Inc.	396,319	1,669
Verizon Communications, Inc.	50,391	1,669

		7,818

Transportation - 1.0%
Kansas City Southern*	48,057	1,600

Total Common Stocks (Cost $136,594)		157,148

CONVERTIBLE PREFERRED STOCKS - 0.5%
Banks - 0.5%
Bank of America Corp.*	55,000	821

Total Convertible Preferred Stocks (Cost $825)		821

INVESTMENT COMPANIES - 0.2%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	353,385	353

Total Investment Companies (Cost $353)		353

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF CONTRACTS	VALUE (000S)
CALL OPTIONS - 0.0%
Lehman Brothers Holdings, Inc.,
Exp. Date 1/16/10, Strike Price $20.00*	375	$—
Lehman Brothers Holdings, Inc.,
Exp. Date 1/16/10, Strike Price $22.50*	631	1

Total Call Options (Premiums Paid $484)		1

Total Investments - 99.9% (Cost $138,256)		158,323

Other Assets less Liabilities - 0.1%		161

NET ASSETS - 100.0%		$158,484

(1)	A portion of the security is held to cover open written option contracts.
(2)	The Fund had approximately $353,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Growth Equity Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	VALUE (000S)
CIGNA Corp.,
Exp. Date 1/16/10, Strike Price $40.00	(47)	$—
Humana, Inc.,
Exp. Date 1/16/10, Strike Price $47.00	(37)	1
Joy Global, Inc.,
Exp. Date 1/16/10, Strike Price $65.00	(56)	—
Noble Corp.,
Exp. Date 1/16/10, Strike Price $45.00	(37)	—
Petro Brasileiro S.A.,
Exp. Date 1/16/10, Strike Price $60.00	(28)	—
Potash Corp. of Saskatchewan, Inc.,
Exp. Date 1/16/10, Strike Price $140.00	(19)	—

Total Written Option Contracts (Premiums Received $—)		$1

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$138,256

Gross tax appreciation of investments	$24,749
Gross tax depreciation of investments	(4,682)

Net tax appreciation of investments	$20,067

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Growth Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$157,148	(1)	$—	$—	$157,148
Convertible Preferred Stocks	821		—	—	821
Investment Companies	353		—	—	353
Call Options	1		—	—	1

Total Investments	$158,323		$—	$—	$158,323

Other Financial Instruments*	$1		$—	$—	$1

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND continued	DECEMBER 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Open Call Options	$6	$—	$(2)	$—	$(4)	$—

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 57.7%
Auto Parts & Equipment - 1.0%
Magna International, Inc., Class A	60,000	$3,035

Beverages - 1.3%
Coca-Cola (The) Co.	65,000	3,705

Chemicals - 1.9%
Dow Chemical (The) Co.	200,000	5,526

Computers - 4.3%
Accenture PLC, Class A	145,000	6,018
Computer Sciences Corp.*	110,000	6,328

		12,346

Cosmetics/Personal Care - 0.9%
Procter & Gamble (The) Co.	45,000	2,728

Electrical Components & Equipment - 0.8%
Emerson Electric Co.	55,000	2,343

Food - 4.6%
B&G Foods, Inc., Class A	280,000	2,570
Kellogg Co.	55,000	2,926
Kraft Foods, Inc., Class A	180,000	4,893
SUPERVALU, Inc.	240,000	3,050

		13,439

Forest Products & Paper - 1.7%
Rayonier, Inc.	120,000	5,059

Healthcare - Products - 1.9%
Johnson & Johnson	85,000	5,475

Healthcare - Services - 1.1%
UnitedHealth Group, Inc.	100,000	3,048

Insurance - 4.2%
Berkshire Hathaway, Inc., Class A*	20	1,984
Chubb Corp.	100,000	4,918
Travelers (The) Cos., Inc.	105,000	5,235

		12,137

Media - 3.4%
Comcast Corp., Class A	200,000	3,372
Walt Disney (The) Co.	200,000	6,450

		9,822

Mining - 1.6%
Southern Copper Corp.	140,000	4,607

Miscellaneous Manufacturing - 4.5%
3M Co.	75,000	6,200
Eaton Corp.	60,000	3,817
General Electric Co.	205,000	3,102

		13,119

Office/Business Equipment - 0.9%
Xerox Corp.	300,000	2,538

Oil & Gas - 8.0%
Cenovus Energy, Inc.	100,000	2,520
ConocoPhillips	65,000	3,320
Devon Energy Corp.	50,000	3,675
EnCana Corp.	100,000	3,239
Marathon Oil Corp.	124,000	3,871
Occidental Petroleum Corp.	60,000	4,881
Valero Energy Corp.	95,000	1,591

		23,097

Pharmaceuticals - 7.7%
Abbott Laboratories	60,000	3,239
AstraZeneca PLC ADR	35,000	1,643
Bristol-Myers Squibb Co.	75,000	1,894
GlaxoSmithKline PLC ADR	127,000	5,366
Merck & Co., Inc.	151,366	5,531
Pfizer, Inc.	255,000	4,638

		22,311

Real Estate Investment Trusts - 1.4%
Healthcare Realty Trust, Inc.	185,000	3,970

Retail - 1.5%
Home Depot (The), Inc.	150,000	4,340

Savings & Loans - 2.3%
New York Community Bancorp, Inc.	450,000	6,530

Telecommunications - 2.7%
Nokia OYJ ADR	215,000	2,763
Verizon Communications, Inc.	150,000	4,969

		7,732

Total Common Stocks (Cost $168,990)		166,907

CONVERTIBLE PREFERRED STOCKS - 7.5%
Chemicals - 1.4%
Celanese Corp., 4.25%	100,000	4,082

Electric - 3.2%
FPL Group, Inc., 8.38%	60,000	3,129
Great Plains Energy, Inc., 12.00%	95,000	6,270

		9,399

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 7.5% continued
Pharmaceuticals - 1.8%
Mylan, Inc., 6.50%	4,500	$5,150

Savings & Loans - 1.1%
Sovereign Capital Trust IV, 4.38%	100,000	3,200

Total Convertible Preferred Stocks (Cost $19,928)		21,831

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 29.7%
Aerospace/Defense - 1.3%
Alliant Techsystems, Inc.,
3.00%, 8/15/24	$3,000	$3,765

Commercial Services - 0.8%
United Rentals, Inc.,
4.00%, 11/15/15	2,100	2,321

Computers - 8.3%
CACI International, Inc.,
2.13%, 5/1/14	6,000	6,412
Maxtor Corp.,
2.38%, 8/15/12	4,500	5,349
Mentor Graphics Corp.,
6.25%, 3/1/26	5,000	4,888
NetApp, Inc.,
1.75%, 6/1/13	6,000	7,433

		24,082

Healthcare - Services - 2.6%
AMERIGROUP Corp.,
2.00%, 5/15/12	3,000	2,869
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,000	4,681

		7,550

Home Builders - 0.7%
DR Horton, Inc.,
2.00%, 5/15/14	1,750	1,953

Housewares - 0.3%
Newell Rubbermaid, Inc.,
5.50%, 3/15/14	500	946

Insurance - 4.3%
American Equity Investment Life Holding Co.,
5.25%, 12/6/24	8,000	7,980
Old Republic International Corp.,
8.00%, 5/15/12	4,000	4,450

		12,430

Iron/Steel - 0.7%
ArcelorMittal,
5.00%, 5/15/14	1,100	1,827

Mining - 2.2%
Newmont Mining Corp.,
1.63%, 7/15/17	5,000	6,256

Miscellaneous Manufacturing - 0.2%
Ingersoll-Rand Co. Ltd.,
4.50%, 4/15/12	250	515

Oil & Gas - 2.7%
Transocean, Inc.,
1.50%, 12/15/37	5,000	4,831
1.63%, 12/15/37	3,000	2,959

		7,790

Semiconductors - 2.0%
Intel Corp.,
2.95%, 12/15/35	6,000	5,813

Telecommunications - 3.6%
Alaska Communications Systems Group, Inc.,
5.75%, 3/1/13	5,500	5,026
NII Holdings, Inc.,
3.13%, 6/15/12	6,000	5,437

		10,463

Total Convertible Bonds (Cost $81,171)		85,711

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.8%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	13,789,737	$13,790

Total Investment Companies (Cost $13,790)		13,790

Total Investments - 99.7% (Cost $283,879)		288,239

Other Assets less Liabilities - 0.3%		782

NET ASSETS - 100.0%		$289,021

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	The Fund had approximately $13,790,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$283,879

Gross tax appreciation of investments	$26,129
Gross tax depreciation of investments	(21,769)

Net tax appreciation of investments	$4,360

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$166,907	(1)	$—		$—	$166,907
Convertible Preferred Stocks	21,831	(1)	—		—	21,831
Convertible Bonds	—		85,711	(1)	—	85,711
Investment Companies	13,790		—		—	13,790

Total Investments	$202,528		$85,711		$—	$288,239

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	DECEMBER 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Convertible Bonds
Computers	$4,980	$—	$976	$(5,956)	$—	$—
Telecommunications	3,843	—	1,183	—	(5,026)	—

Total	$8,823	$—	$2,159	$(5,956)	$(5,026)	$—

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH EQUITY FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%
Australia - 2.8%
Myer Holdings Ltd.*	682,701	$2,232
QBE Insurance Group Ltd.	141,814	3,237
Telstra Corp. Ltd.	1,000,055	3,065

		8,534

Belgium - 2.2%
Anheuser-Busch InBev N.V.	131,248	6,781

Brazil - 2.3%
Petroleo Brasileiro S.A. ADR	63,408	3,023
Vale S.A. ADR	141,391	4,105

		7,128

Canada - 1.8%
Bombardier, Inc., Class B	408,453	1,874
Rogers Communications, Inc., Class B	51,882	1,622
Talisman Energy, Inc.	105,525	1,987

		5,483

China - 2.4%
Bank of China Ltd., Class H	6,957,000	3,725
China Yurun Food Group Ltd.	1,254,000	3,709

		7,434

Finland - 1.2%
UPM-Kymmene OYJ	302,698	3,600

France - 7.9%
Air Liquide S.A.	23,917	2,823
BNP Paribas	88,169	6,958
Societe Generale	120,396	8,331
Total S.A.	69,643	4,463
Veolia Environnement	58,677	1,929

		24,504

Germany - 6.1%
Allianz S.E. (Registered)	36,538	4,548
Deutsche Bank A.G. (Registered)	46,293	3,263
E.ON A.G.	89,779	3,748
GEA Group A.G.	93,937	2,091
Linde A.G.	24,219	2,915
Siemens A.G. (Registered)	22,965	2,107

		18,672

Hong Kong - 2.3%
Esprit Holdings Ltd.	412,800	2,717
Huabao International Holdings Ltd.	4,052,000	4,369

		7,086

India - 0.5%
Sterlite Industries India Ltd. ADR	89,350	1,628

Ireland - 0.8%
Covidien PLC	52,015	2,491

Italy - 0.9%
Enel S.p.A.	465,212	2,701

Japan - 18.8%
Canon, Inc.	82,600	3,492
Chiyoda Corp.	353,000	2,684
East Japan Railway Co.	37,700	2,379
Fast Retailing Co. Ltd.	21,000	3,919
Kansai Electric Power (The) Co., Inc.	99,800	2,250
Kawasaki Heavy Industries Ltd.	986,000	2,485
Kinden Corp.	237,000	1,996
Kubota Corp.	337,000	3,099
Mitsubishi UFJ Financial Group, Inc.	1,007,448	4,933
Mitsui & Co. Ltd.	281,500	3,985
Murata Manufacturing Co. Ltd.	44,900	2,217
NGK Insulators Ltd.	85,000	1,850
Nomura Holdings, Inc.	405,600	2,989
Shin-Etsu Chemical Co. Ltd.	51,600	2,908
Shiseido Co. Ltd.	50,300	964
Sony Corp.	133,800	3,878
Sumitomo Metal Mining Co. Ltd.	165,000	2,432
Tokio Marine Holdings, Inc.	101,000	2,742
Toyota Motor Corp.	156,100	6,559

		57,761

Netherlands - 6.8%
ASML Holding N.V.	126,640	4,307
Koninklijke KPN N.V.	183,686	3,116
Qiagen N.V.*	94,895	2,120
Royal Dutch Shell PLC, Class B (London Exchange)	226,029	6,587
Unilever N.V. - CVA	147,690	4,812

		20,942

Portugal - 0.9%
Jeronimo Martins SGPS S.A.	275,198	2,737

Singapore - 2.7%
CapitaLand Ltd.	1,401,600	4,151
DBS Group Holdings Ltd.	388,000	4,219

		8,370

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
South Korea - 1.3%
Hyundai Motor Co.	38,700	$3,995

Spain - 2.7%
Iberdrola Renovables S.A.	245,771	1,171
Iberdrola S.A.	275,244	2,620
Telefonica S.A.	160,021	4,460

		8,251

Switzerland - 7.7%
ABB Ltd-Reg*	118,284	2,262
Credit Suisse Group A.G. (Registered)	94,143	4,637
Novartis A.G. (Registered)	120,858	6,585
Roche Holding A.G. (Genusschein)	45,880	7,805
Syngenta A.G. (Registered)	9,227	2,586

		23,875

Taiwan - 0.9%
MediaTek, Inc.	156,000	2,709

United Kingdom - 23.2%
Autonomy Corp. PLC*	134,383	3,277
BAE Systems PLC	246,276	1,419
Barclays PLC	671,122	2,957
BP PLC	577,719	5,587
Compass Group PLC	515,980	3,685
GlaxoSmithKline PLC	300,600	6,368
HSBC Holdings PLC	271,099	3,094
ITV PLC*	2,361,166	1,993
National Grid PLC	231,878	2,535
Pearson PLC	243,614	3,502
Prudential PLC	466,809	4,755
QinetiQ Group PLC	575,662	1,505
Reckitt Benckiser Group PLC	84,620	4,585
Rolls-Royce Group PLC*	614,466	4,795
Royal Bank of Scotland Group PLC*	2,643,459	1,240
Standard Chartered PLC	239,257	5,992
Vodafone Group PLC	2,916,931	6,755
Weir Group (The) PLC	287,533	3,296
WPP PLC	402,047	3,926

		71,266

United States - 2.1%
Activision Blizzard, Inc.*	199,012	2,211
Mead Johnson Nutrition Co., Class A	24,925	1,089
Schlumberger Ltd.	47,139	3,068

		6,368

Total Common Stocks (Cost $273,539) (1)		302,316

INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	1,879,244	1,879

Total Investment Companies (Cost $1,879)		1,879

Total Investments - 98.9% (Cost $275,418)		304,195

Other Assets less Liabilities - 1.1%		3,321

NET ASSETS - 100.0%		$307,516

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	The Fund had approximately $1,879,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

At December 31, 2009, the industry sectors for the International Growth Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	12.0%
Consumer Staples	8.2
Energy	8.2
Financials	23.7
Health Care	8.4
Industrials	12.5
Information Technology	6.0
Materials	9.1
Telecommunication Services	6.3
Utilities	5.6

Total	100.0%

At December 31, 2009, the International Growth Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	27.0%
British Pound	25.8
Japanese Yen	19.1
Swiss Franc	7.9
U.S. Dollar	5.8
All other currencies less than 5%	14.4

Total	100.0%

At December 31, 2009, the International Growth Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED LOSS (000S)
British Pound	1,250	U.S. Dollar	1,995	1/4/10	$(24)

Total					$(24)

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$275,418

Gross tax appreciation of investments	$50,894
Gross tax depreciation of investments	(22,117)

Net tax appreciation of investments	$28,777

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Growth Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$36,408	$—	$36,408
Consumer Staples	1,089	23,588	—	24,677
Energy	8,078	16,637	—	24,715
Financials	—	71,769	—	71,769
Health Care	2,491	22,877	—	25,368
Industrials	1,875	35,954	—	37,829
Information Technology	2,211	16,002	—	18,213
Materials	5,732	21,634	—	27,366
Telecommunication Services	1,622	17,395	—	19,017
Utilities	—	16,954	—	16,954
Investment Companies	1,879	—	—	1,879

Total Investments	$24,977	$279,218	$—	$304,195

Other Financial Instruments*	$—	$(24)	$—	$(24)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%
Advertising - 2.1%
Omnicom Group, Inc.	120,785	$4,729

Aerospace/Defense - 4.0%
Boeing (The) Co.	108,635	5,881
Lockheed Martin Corp.	42,830	3,227

		9,108

Banks - 8.9%
Bank of New York Mellon (The) Corp.	149,415	4,179
BB&T Corp.	226,105	5,736
Goldman Sachs Group (The), Inc.	24,123	4,073
Wells Fargo & Co.	227,950	6,153

		20,141

Beverages - 2.9%
Coca-Cola (The) Co.	45,090	2,570
PepsiCo, Inc.	64,880	3,945

		6,515

Chemicals - 2.4%
Dow Chemical (The) Co.	199,385	5,509

Computers - 1.0%
International Business Machines Corp.	16,655	2,180

Cosmetics/Personal Care - 1.8%
Procter & Gamble (The) Co.	67,940	4,119

Diversified Financial Services - 3.3%
American Express Co.	185,620	7,521

Food - 0.9%
Kraft Foods, Inc., Class A	75,925	2,064

Hand/Machine Tools - 1.2%
Black & Decker Corp.	41,740	2,706

Healthcare - Products - 4.2%
Johnson & Johnson	71,415	4,600
Medtronic, Inc.	110,110	4,842

		9,442

Insurance - 6.8%
Allstate (The) Corp.	203,870	6,124
Chubb Corp.	47,900	2,356
Hartford Financial Services Group, Inc.	56,505	1,314
MetLife, Inc.	162,255	5,736

		15,530

Machinery - Diversified - 1.4%
Deere & Co.	57,880	3,131

Media - 2.4%
McGraw-Hill Cos. (The), Inc.	163,095	5,465

Mining - 3.2%
Alcoa, Inc.	318,960	5,142
Vulcan Materials Co.	39,945	2,104

		7,246

Miscellaneous Manufacturing - 4.9%
3M Co.	45,010	3,721
General Electric Co.	495,540	7,497

		11,218

Oil & Gas - 7.7%
Cenovus Energy, Inc.	112,910	2,845
Chevron Corp.	62,950	4,847
EnCana Corp.	100,410	3,252
Exxon Mobil Corp.	96,840	6,604

		17,548

Oil & Gas Services - 4.3%
Baker Hughes, Inc.	120,790	4,889
Schlumberger Ltd.	76,030	4,949

		9,838

Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	153,110	3,866
Pfizer, Inc.	248,448	4,519
Sanofi-Aventis ADR	127,810	5,019

		13,404

Retail - 5.6%
Gap (The), Inc.	131,745	2,760
Home Depot (The), Inc.	201,620	5,833
J.C. Penney Co., Inc.	151,895	4,042

		12,635

Savings & Loans - 4.0%
Hudson City Bancorp, Inc.	201,710	2,770
New York Community Bancorp, Inc.	429,380	6,230

		9,000

Semiconductors - 5.4%
Analog Devices, Inc.	155,375	4,907
Intel Corp.	355,505	7,252

		12,159

Software - 3.4%
Microsoft Corp.	253,540	7,730

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
Telecommunications - 5.0%
AT&T, Inc.	99,090	$2,778
Telefonaktiebolaget LM Ericsson ADR	396,555	3,644
Verizon Communications, Inc.	145,640	4,825

		11,247

Tobacco - 1.9%
Philip Morris International, Inc.	89,700	4,323

Total Common Stocks (Cost $196,885)		214,508

INVESTMENT COMPANIES - 5.5%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	12,553,388	$12,553

Total Investment Companies (Cost $12,553)		12,553

Total Investments - 100.1% (Cost $209,438)		227,061

Liabilities less Other Assets - (0.1)%		(221)

NET ASSETS - 100.0%		$226,840

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	The Fund had approximately $12,553,000 of net purchases in the Diversified Assets Portfolio of the Northern Trust Institutional Funds during the nine months ended December 31, 2009.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$209,438

Gross tax appreciation of investments	$27,423
Gross tax depreciation of investments	(9,800)

Net tax appreciation of investments	$17,623

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$214,508	(1)	$—	$—	$214,508
Investment Companies	12,553		—	—	12,553

Total Investments	$227,061		$—	$—	$227,061

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%
Aerospace/Defense - 2.8%
BE Aerospace, Inc.*	46,632	$1,096
Goodrich Corp.	31,226	2,006

		3,102

Banks - 3.1%
Capital One Financial Corp.	18,912	725
City National Corp.	32,383	1,477
Credicorp Ltd.	17,181	1,323

		3,525

Beverages - 3.4%
Central European Distribution Corp.*	26,396	750
Coca-Cola Femsa S.A.B de C.V. ADR	20,786	1,366
Hansen Natural Corp.*	45,555	1,749

		3,865

Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc.*	24,786	1,210
Charles River Laboratories International, Inc.*	23,227	782
Life Technologies Corp.*	31,910	1,667

		3,659

Chemicals - 1.0%
FMC Corp.	20,938	1,168

Commercial Services - 2.7%
Monster Worldwide, Inc.*	99,515	1,732
TNS, Inc.*	48,624	1,249

		2,981

Computers - 6.8%
Brocade Communications Systems, Inc.*	177,333	1,353
Micros Systems, Inc.*	43,948	1,364
NetApp, Inc.*	61,934	2,130
SRA International, Inc., Class A*	61,634	1,177
Western Digital Corp.*	37,768	1,667

		7,691

Distribution/Wholesale - 1.7%
LKQ Corp.*	98,002	1,920

Diversified Financial Services - 5.7%
IntercontinentalExchange, Inc.*	12,634	1,419
Invesco Ltd.	75,073	1,764
Lazard Ltd., Class A	35,985	1,366
Stifel Financial Corp.*	30,892	1,830

		6,379

Electrical Components & Equipment - 0.9%
GrafTech International Ltd.*	62,833	977

Electronics - 3.3%
Harman International Industries, Inc.	22,244	785
Jabil Circuit, Inc.	98,112	1,704
Waters Corp.*	19,892	1,232

		3,721

Engineering & Construction - 1.0%
Fluor Corp.	24,392	1,099

Entertainment - 1.2%
Bally Technologies, Inc.*	32,669	1,349

Food - 2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR	9,001	676
TreeHouse Foods, Inc.*	43,410	1,687

		2,363

Healthcare - Products - 5.2%
Henry Schein, Inc.*	21,163	1,113
Intuitive Surgical, Inc.*	3,026	918
Inverness Medical Innovations, Inc.*	39,658	1,646
NuVasive, Inc.*	28,902	924
ResMed, Inc.*	24,134	1,262

		5,863

Healthcare - Services - 2.4%
Mednax, Inc.*	20,274	1,219
Quest Diagnostics, Inc.	24,879	1,502

		2,721

Home Builders - 0.9%
KB Home	75,439	1,032

Household Products/Wares - 0.7%
Tupperware Brands Corp.	16,383	763

Internet - 4.1%
AsiaInfo Holdings, Inc.*	31,502	960
F5 Networks, Inc.*	19,750	1,046
McAfee, Inc.*	32,872	1,334
Perfect World Co. Ltd. ADR*	31,034	1,224

		4,564

Leisure Time - 1.2%
Royal Caribbean Cruises Ltd.*	53,318	1,348

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Lodging - 1.2%
Marriott International, Inc., Class A	51,657	$1,408
Marriott International, Inc., Class A - Fractional Shares*	34,801	—

		1,408

Machinery - Construction & Mining - 1.4%
Joy Global, Inc.	30,442	1,570

Machinery - Diversified - 3.3%
Flowserve Corp.	14,404	1,362
Gardner Denver, Inc.	29,092	1,238
Roper Industries, Inc.	20,510	1,074

		3,674

Media - 1.6%
Discovery Communications, Inc., Class A*	56,909	1,745

Mining - 1.0%
Teck Resources Ltd., Class B*	33,731	1,180

Miscellaneous Manufacturing - 2.4%
Cooper Industries PLC	32,986	1,406
Hexcel Corp.*	97,994	1,272

		2,678

Oil & Gas - 2.8%
Concho Resources, Inc.*	25,231	1,133
Newfield Exploration Co.*	18,649	900
Noble Energy, Inc.	15,142	1,078

		3,111

Oil & Gas Services - 3.0%
Cameron International Corp.*	36,320	1,518
Oceaneering International, Inc.*	20,981	1,228
Oil States International, Inc.*	14,763	580

		3,326

Packaging & Containers - 1.3%
Rock-Tenn Co., Class A	29,391	1,482

Pharmaceuticals - 2.2%
Express Scripts, Inc.*	13,935	1,205
Mylan, Inc.*	67,724	1,248

		2,453

Retail - 9.1%
Cheesecake Factory (The), Inc.*	58,160	1,256
Dollar Tree, Inc.*	22,475	1,085
Guess?, Inc.	44,133	1,867
Nordstrom, Inc.	49,919	1,876
Urban Outfitters, Inc.*	33,756	1,181
Williams-Sonoma, Inc.	58,045	1,206
World Fuel Services Corp.	63,220	1,694

		10,165

Semiconductors - 5.7%
Marvell Technology Group Ltd.*	99,129	2,057
ON Semiconductor Corp.*	189,794	1,672
Silicon Laboratories, Inc.*	20,687	1,000
Teradyne, Inc.*	154,276	1,655

		6,384

Software - 4.0%
Allscripts-Misys Healthcare Solutions, Inc.*	33,953	687
Cerner Corp.*	10,373	855
Longtop Financial Technologies Ltd., ADR*	1	—
Quality Systems, Inc.	12,389	778
Red Hat, Inc.*	40,818	1,261
Sybase, Inc.*	21,539	935

		4,516

Telecommunications - 3.3%
CommScope, Inc.*	52,320	1,388
Millicom International Cellular S.A.	10,931	806
NII Holdings, Inc.*	45,642	1,533

		3,727

Transportation - 2.1%
CSX Corp.	25,903	1,256
J.B. Hunt Transport Services, Inc.	35,236	1,137

		2,393

Total Common Stocks (Cost $83,367)		109,902

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.6%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	2,908,126	$2,908

Total Investment Companies (Cost $2,908)		2,908

Total Investments - 100.5% (Cost $86,275)		112,810

Liabilities less Other Assets - (0.5)%		(602)

NET ASSETS - 100.0%		$112,208

(1)	The Fund had approximately $2,908,000 of net purchases in the Diversified Asset portfolio of Northern Institutional Funds during the nine months ended December 31, 2009.
(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$86,275

Gross tax appreciation of investments	$27,633
Gross tax depreciation of investments	(1,098)

Federal tax appreciation of investments	$26,535

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Growth Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$109,902	(1)	$—	$—	$109,902
Investment Companies	2,908		—	—	2,908

Total Investments	$112,810		$—	$—	$112,810

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%
Aerospace/Defense - 3.9%
Boeing (The) Co.	19,000	$1,028
Rockwell Collins, Inc.	20,500	1,135
United Technologies Corp.	17,200	1,194

		3,357

Apparel - 1.9%
NIKE, Inc., Class B	24,911	1,646

Auto Parts & Equipment - 0.9%
Johnson Controls, Inc.	27,275	743

Banks - 2.1%
Goldman Sachs Group (The), Inc.	5,250	886
JPMorgan Chase & Co.	22,200	925

		1,811

Beverages - 2.1%
PepsiCo, Inc.	30,000	1,824

Biotechnology - 3.1%
Amgen, Inc.*	15,000	849
Celgene Corp.*	12,020	669
Gilead Sciences, Inc.*	25,535	1,105

		2,623

Chemicals - 4.9%
Air Products & Chemicals, Inc.	12,300	997
Ecolab, Inc.	19,500	869
Monsanto Co.	13,100	1,071
Mosaic (The) Co.	20,850	1,246

		4,183

Coal - 0.5%
Peabody Energy Corp.	9,300	420

Commercial Services - 2.6%
Mastercard, Inc., Class A	8,825	2,259

Computers - 12.9%
Accenture PLC, Class A	21,670	899
Apple, Inc.*	19,500	4,112
Cognizant Technology Solutions Corp., Class A*	13,535	613
EMC Corp.*	15,200	266
Hewlett-Packard Co.	32,600	1,679
International Business Machines Corp.	16,305	2,134
NetApp, Inc.*	9,920	341
Research In Motion Ltd.*	14,250	963

		11,007

Cosmetics/Personal Care - 2.9%
Avon Products, Inc.	38,400	1,210
Procter & Gamble (The) Co.	21,200	1,285

		2,495

Diversified Financial Services - 4.2%
BlackRock, Inc.	6,450	1,498
Charles Schwab (The) Corp.	60,270	1,134
CME Group, Inc.	2,800	941

		3,573

Electric - 0.7%
FPL Group, Inc.	11,900	629

Engineering & Construction - 1.8%
ABB Ltd. ADR*	43,220	825
Jacobs Engineering Group, Inc.*	18,500	696

		1,521

Food - 0.8%
Sysco Corp.	23,280	650

Healthcare - Products - 7.8%
Alcon, Inc.	7,850	1,290
Baxter International, Inc.	13,300	781
Covidien PLC	27,700	1,327
Intuitive Surgical, Inc.*	3,380	1,025
Johnson & Johnson	25,000	1,610
Medtronic, Inc.	14,625	643

		6,676

Healthcare - Services - 0.9%
UnitedHealth Group, Inc.	26,115	796

Internet - 6.3%
Amazon.com, Inc.*	11,330	1,524
Google, Inc., Class A*	6,205	3,847

		5,371

Machinery - Diversified - 0.6%
Cummins, Inc.	11,830	543

Media - 1.9%
Walt Disney (The) Co.	49,700	1,603

Mining - 3.0%
BHP Billiton Ltd. ADR	19,400	1,486
Freeport-McMoRan Copper & Gold, Inc.*	13,110	1,052

		2,538

Miscellaneous Manufacturing - 1.5%
Danaher Corp.	17,460	1,313

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Oil & Gas - 4.1%
Apache Corp.	13,590	$1,402
Talisman Energy, Inc.	50,285	937
Transocean Ltd.*	14,530	1,203

		3,542

Oil & Gas Services - 3.3%
National-Oilwell Varco, Inc.	27,900	1,230
Schlumberger Ltd.	24,125	1,570

		2,800

Pharmaceuticals - 3.4%
Abbott Laboratories	23,950	1,293
Forest Laboratories, Inc.*	8,000	257
McKesson Corp.	5,400	338
Teva Pharmaceutical Industries Ltd. ADR	18,195	1,022

		2,910

Retail - 5.9%
Costco Wholesale Corp.	16,800	994
CVS Caremark Corp.	23,600	760
Kohl’s Corp.*	11,210	605
McDonald’s Corp.	22,410	1,399
Wal-Mart Stores, Inc.	23,705	1,267

		5,025

Software - 8.8%
Activision Blizzard, Inc.*	47,120	524
Adobe Systems, Inc.*	34,670	1,275
Cerner Corp.*	14,880	1,227
Microsoft Corp.	78,230	2,385
Oracle Corp.	75,070	1,842
Salesforce.com, Inc.*	3,185	235

		7,488

Telecommunications - 5.3%
Cisco Systems, Inc.*	110,690	2,650
Juniper Networks, Inc.*	16,200	432
QUALCOMM, Inc.	30,510	1,411

		4,493

Transportation - 0.6%
FedEx Corp.	5,760	481
Total Common Stocks (Cost $70,648)		84,320

INVESTMENT COMPANIES - 1.4%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	1,176,958	1,177

Total Investment Companies (Cost $1,177)		1,177

Total Investments - 100.1% (Cost $71,825)		85,497

Liabilities less Other Assets - (0.1)%		(101)

NET ASSETS - 100.0%		$85,396

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	The fund had approximately $1,177,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$71,825

Gross tax appreciation of investments	$14,294
Gross tax depreciation of investments	(622)

Net tax appreciation of investments	$13,672

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Select Equity Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$84,320	(1)	$—	$—	$84,320
Investment Companies	1,177		—	—	1,177

Total Investments	$85,497		$—	$—	$85,497

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Aerospace/Defense - 0.8%
BE Aerospace, Inc.*	12,522	$294

Auto Parts & Equipment - 0.9%
Cooper Tire & Rubber Co.	17,057	342

Banks - 0.8%
Wintrust Financial Corp.	10,468	322

Beverages - 0.5%
Central European Distribution Corp.*	6,650	189

Biotechnology - 4.6%
Affymax, Inc.*	13,328	330
Charles River Laboratories International, Inc.*	6,557	221
Enzon Pharmaceuticals, Inc.*	47,152	496
Incyte Corp. Ltd.*	41,070	374
Regeneron Pharmaceuticals, Inc.*	14,580	353

		1,774

Commercial Services - 9.7%
Dollar Financial Corp.*	16,067	380
Emergency Medical Services Corp.,
Class A*	8,304	450
Gartner, Inc.*	22,683	409
HMS Holdings Corp.*	6,906	336
Lincoln Educational Services Corp.*	17,712	384
Monro Muffler Brake, Inc.	8,073	270
Monster Worldwide, Inc.*	23,323	406
RSC Holdings, Inc.*	48,867	344
Steiner Leisure Ltd.*	8,685	345
TNS, Inc.*	16,339	420

		3,744

Computers - 2.7%
Brocade Communications Systems, Inc.*	45,685	349
Micros Systems, Inc.*	9,152	284
SRA International, Inc., Class A*	20,796	397

		1,030

Distribution/Wholesale - 3.0%
Beacon Roofing Supply, Inc.*	19,713	315
LKQ Corp.*	28,550	559
Owens & Minor, Inc.	6,769	291

		1,165

Diversified Financial Services - 3.3%
Lazard Ltd., Class A	8,414	320
Portfolio Recovery Associates, Inc.*	10,314	463
Stifel Financial Corp.*	8,125	481

		1,264

Electrical Components & Equipment - 4.6%
EnerSys*	19,978	437
GrafTech International Ltd.*	23,669	368
Harbin Electric, Inc.*	16,518	340
Littelfuse, Inc.*	19,541	628

		1,773

Electronics - 4.5%
American Science & Engineering, Inc.	5,250	398
Jabil Circuit, Inc.	26,746	465
OSI Systems, Inc.*	18,044	492
Plexus Corp.*	13,428	383

		1,738

Engineering & Construction - 1.0%
MYR Group, Inc.*	21,361	386

Entertainment - 2.3%
Bally Technologies, Inc.*	14,146	584
National CineMedia, Inc.	17,925	297

		881

Food - 1.2%
TreeHouse Foods, Inc.*	11,965	465

Healthcare - Products - 6.7%
Bruker Corp.*	28,583	345
Cepheid, Inc.*	19,551	244
Conceptus, Inc.*	13,609	255
ICU Medical, Inc.*	6,043	220
Masimo Corp.*	10,412	317
NuVasive, Inc.*	6,886	220
ResMed, Inc.*	5,462	286
SonoSite, Inc.*	10,462	247
Techne Corp.	2,845	195
Zoll Medical Corp.*	10,334	276

		2,605

Healthcare - Services - 4.4%
Alliance HealthCare Services, Inc.*	30,573	175
Genoptix, Inc.*	11,586	412
Mednax, Inc.*	6,728	404
RehabCare Group, Inc.*	23,639	719

		1,710

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Home Builders - 0.8%
KB Home	22,091	$302

Home Furnishings - 0.6%
Harman International Industries, Inc.	6,487	229

Internet - 7.1%
AsiaInfo Holdings, Inc.*	10,777	328
F5 Networks, Inc.*	6,565	348
GSI Commerce, Inc.*	18,359	466
MercadoLibre, Inc.*	6,713	348
Perfect World Co. Ltd. ADR*	9,437	372
Perficient, Inc.*	51,572	435
TIBCO Software, Inc.*	48,465	467

		2,764

Machinery - Construction & Mining - 1.1%
Bucyrus International, Inc.	7,222	407

Machinery - Diversified - 1.9%
Altra Holdings, Inc.*	26,770	331
Gardner Denver, Inc.	9,378	399

		730

Mining - 1.2%
Horsehead Holding Corp.*	35,865	457

Miscellaneous Manufacturing - 2.8%
AZZ, Inc.*	9,488	311
Colfax Corp.*	23,174	279
Hexcel Corp.*	38,149	495

		1,085

Oil & Gas - 1.5%
Berry Petroleum Co., Class A	8,650	252
Encore Acquisition Co.*	7,227	347

		599

Oil & Gas Services - 2.3%
Cameron International Corp.*	9,397	393
CARBO Ceramics, Inc.	4,773	325
Oil States International, Inc.*	4,677	184

		902

Packaging & Containers - 1.2%
Rock-Tenn Co., Class A	8,954	451

Pharmaceuticals - 4.6%
Allos Therapeutics, Inc.*	49,980	328
Catalyst Health Solutions, Inc.*	12,738	464
Medicis Pharmaceutical Corp., Class A	10,565	286
Medivation, Inc.*	9,659	364
Nektar Therapeutics*	34,422	321

		1,763

Retail - 9.9%
Asbury Automotive Group, Inc.*	24,003	277
Big 5 Sporting Goods Corp.	24,648	423
Cheesecake Factory (The), Inc.*	17,143	370
Collective Brands, Inc.*	13,481	307
Cracker Barrel Old Country Store, Inc.	10,309	391
Finish Line (The), Inc., Class A	29,933	376
Guess?, Inc.	11,564	489
hhgregg, Inc.*	13,193	291
OfficeMax, Inc.*	31,105	395
World Fuel Services Corp.	19,068	511

		3,830

Semiconductors - 3.4%
Entegris, Inc.*	124,820	659
Silicon Laboratories, Inc.*	4,983	241
Teradyne, Inc.*	40,139	431

		1,331

Software - 6.7%
Allscripts-Misys Healthcare Solutions, Inc.*	10,028	203
athenahealth, Inc.*	5,541	251
Blackboard, Inc.*	8,703	395
Bottomline Technologies, Inc.*	14,901	262
China TransInfo Technology Corp.*	17,609	144
Informatica Corp.*	16,224	419
Longtop Financial Technologies Ltd. ADR*	2	—
Quality Systems, Inc.	4,306	270
Sybase, Inc.*	6,437	279
Taleo Corp., Class A*	16,186	381

		2,604

Telecommunications - 1.5%
Applied Signal Technology, Inc.	13,215	255
CommScope, Inc.*	12,783	339

		594

Total Common Stocks (Cost $28,787)		37,730

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	854,935	$855

Total Investment Companies (Cost $855)		855

Total Investments - 99.8% (Cost $29,642)		38,585

Other Assets less Liabilities - 0.2%		61

NET ASSETS - 100.0%		$38,646

(1)	The fund had approximately $855,000 of net purchases in the Diversified Asset Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
(2)	Investment in affiliated Fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information: At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$29,642

Gross tax appreciation of investments	$9,412
Gross tax depreciation of investments	(469)

Net tax appreciation of investments	$8,943

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Growth Fund’s investments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$37,730	(1)	$—	$—	$37,730
Investment Companies	855		—	—	855

Total Investments	$38,585		$—	$—	$38,585

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%
Advertising - 0.1%
Harte-Hanks, Inc.	92,586	$998

Aerospace/Defense - 1.7%
AAR Corp.*	126,665	2,911
Cubic Corp.	41,600	1,552
Ducommun, Inc.	75,636	1,415
Esterline Technologies Corp.*	181,417	7,396
Moog, Inc., Class A*	192,314	5,621
Triumph Group, Inc.	100,231	4,836

		23,731

Agriculture - 0.4%
Andersons (The), Inc.	31,374	810
Universal Corp.	95,701	4,365

		5,175

Airlines - 0.5%
Skywest, Inc.	430,896	7,291

Apparel - 1.3%
Columbia Sportswear Co.	102,703	4,010
Iconix Brand Group, Inc.*	87,470	1,106
Jones Apparel Group, Inc.	72,709	1,168
K-Swiss, Inc., Class A*	70,460	700
Oxford Industries, Inc.	56,540	1,169
Skechers U.S.A., Inc., Class A*	268,276	7,890
Timberland (The) Co., Class A*	120,514	2,161

		18,204

Auto Parts & Equipment - 1.0%
ATC Technology Corp.*	151,988	3,625
Cooper Tire & Rubber Co.	62,300	1,249
Dorman Products, Inc.*	61,761	967
Exide Technologies*	375,373	2,669
Miller Industries, Inc.*	43,680	496
Modine Manufacturing Co.*	135,400	1,603
Superior Industries International, Inc.	86,831	1,329
Titan International, Inc.	238,139	1,931

		13,869

Banks - 8.8%
Bancfirst Corp.	22,247	824
Bancorp Rhode Island, Inc.	11,799	303
Bank Mutual Corp.	160,413	1,110
Bank of the Ozarks, Inc.	24,692	723
Capital City Bank Group, Inc.	52,461	726
Chemical Financial Corp.	198,020	4,669
City Holding Co.	35,861	1,159
Community Bank System, Inc.	250,418	4,836
Community Trust Bancorp, Inc.	91,251	2,231
CVB Financial Corp.	204,806	1,770
Enterprise Financial Services Corp.	31,822	245
Farmers Capital Bank Corp.	47,981	490
First Bancorp of North Carolina	55,883	781
First Commonwealth Financial Corp.	551,072	2,563
First Community Bancshares, Inc.	114,219	1,376
First Financial Bancorp	199,415	2,904
First Financial Corp.	56,349	1,720
First Merchants Corp.	190,615	1,132
First Midwest Bancorp, Inc.	287,698	3,133
FirstMerit Corp.	288,486	5,810
FNB Corp.	558,824	3,794
Glacier Bancorp, Inc.	56,601	777
Heartland Financial USA, Inc.	52,072	747
Iberiabank Corp.	73,590	3,960
Independent Bank Corp.	51,760	1,081
International Bancshares Corp.	286,017	5,414
Lakeland Bancorp, Inc.	164,077	1,048
Lakeland Financial Corp.	36,602	631
MainSource Financial Group, Inc.	119,167	570
National Penn Bancshares, Inc.	723,900	4,191
NBT Bancorp, Inc.	90,766	1,849
Old National Bancorp	371,923	4,623
Old Second Bancorp, Inc.	48,175	332
Pinnacle Financial Partners, Inc.*	167,501	2,382
Prosperity Bancshares, Inc.	243,269	9,845
Renasant Corp.	121,315	1,650
S&T Bancorp, Inc.	110,158	1,874
Sandy Spring Bancorp, Inc.	44,661	397
SCBT Financial Corp.	73,475	2,035
Sierra Bancorp	28,072	214
Simmons First National Corp., Class A	148,862	4,138
StellarOne Corp.	100,715	1,003
Sterling Bancshares, Inc.	358,177	1,837
Sun Bancorp, Inc.*	84,095	315
Susquehanna Bancshares, Inc.	298,409	1,758
Texas Capital Bancshares, Inc.*	104,146	1,454
Trico Bancshares	61,532	1,025
Trustmark Corp.	303,449	6,840
UMB Financial Corp.	150,539	5,924
Union Bankshares Corp.	85,518	1,060
United Bankshares, Inc.	180,087	3,596

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Banks - 8.8% continued
Univest Corp. of Pennsylvania	52,440	$919
Washington Banking Co.	29,978	358
Washington Trust Bancorp, Inc.	68,920	1,074
WesBanco, Inc.	56,350	695
Wilshire Bancorp, Inc.	167,437	1,371
Wintrust Financial Corp.	26,524	817

		120,103

Biotechnology - 0.3%
American Oriental Bioengineering, Inc.*	371,332	1,726
Cambrex Corp.*	41,907	234
Enzo Biochem, Inc.*	123,774	666
Martek Biosciences Corp.*	96,507	1,828

		4,454

Building Materials - 1.7%
Apogee Enterprises, Inc.	99,067	1,387
Comfort Systems USA, Inc.	143,737	1,774
Drew Industries, Inc.*	115,755	2,390
Gibraltar Industries, Inc.*	201,132	3,164
Interline Brands, Inc.*	159,676	2,758
LSI Industries, Inc.	131,798	1,038
Quanex Building Products Corp.	152,736	2,592
Simpson Manufacturing Co., Inc.	140,662	3,782
Texas Industries, Inc.	18,441	645
Universal Forest Products, Inc.	98,581	3,629

		23,159

Chemicals - 4.0%
A. Schulman, Inc.	229,848	4,638
Aceto Corp.	227,104	1,170
Arch Chemicals, Inc.	192,733	5,952
Cabot Corp.	90,054	2,362
H.B. Fuller Co.	182,232	4,146
Innophos Holdings, Inc.	45,334	1,042
Innospec, Inc.	55,573	561
Minerals Technologies, Inc.	85,774	4,672
NewMarket Corp.	13,649	1,567
Olin Corp.	259,109	4,540
OM Group, Inc.*	143,419	4,502
PolyOne Corp.*	305,019	2,279
Quaker Chemical Corp.	32,362	668
Rockwood Holdings, Inc.*	164,537	3,876
Sensient Technologies Corp.	290,269	7,634
ShengdaTech, Inc.*	319,327	1,957
Symyx Technologies, Inc.*	127,310	700
Westlake Chemical Corp.	93,678	2,335

		54,601

Coal - 0.3%
Massey Energy Co.	98,040	4,119

Commercial Services - 3.9%
ABM Industries, Inc.	95,110	1,965
Albany Molecular Research, Inc.*	176,699	1,605
AMN Healthcare Services, Inc.*	64,816	587
Barrett Business Services, Inc.	24,316	299
CDI Corp.	106,814	1,383
CRA International, Inc.*	28,792	767
Cross Country Healthcare, Inc.*	165,532	1,640
Electro Rent Corp.	131,510	1,518
Emergency Medical Services Corp., Class A*	43,293	2,344
H&E Equipment Services, Inc.*	97,910	1,027
Heidrick & Struggles International, Inc.	96,620	3,018
Jackson Hewitt Tax Service, Inc.*	147,172	648
Kelly Services, Inc., Class A*	66,899	798
Kforce, Inc.*	69,330	867
Korn/Ferry International*	130,457	2,153
MAXIMUS, Inc.	25,878	1,294
MoneyGram International, Inc.*	248,400	715
MPS Group, Inc.*	750,000	10,305
Multi-Color Corp.	60,034	733
On Assignment, Inc.*	217,141	1,553
PHH Corp.*	197,400	3,180
Rent-A-Center, Inc.*	350,578	6,212
Rewards Network, Inc.	28,304	358
Stewart Enterprises, Inc., Class A	583,872	3,007
Viad Corp.	159,386	3,288
Watson Wyatt Worldwide, Inc., Class A*	45,599	2,167

		53,431

Computers - 1.3%
Agilysys, Inc.	281,786	2,564
CACI International, Inc., Class A*	18,613	909
CIBER, Inc.*	625,909	2,159
Cray, Inc.*	239,969	1,541
Electronics for Imaging, Inc.*	147,669	1,921
Imation Corp.*	92,286	805
Insight Enterprises, Inc.*	272,636	3,114
Mentor Graphics Corp.*	142,728	1,260
MTS Systems Corp.	38,807	1,115

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Computers - 1.3% continued
Ness Technologies, Inc.*	163,277	$800
SRA International, Inc., Class A*	94,131	1,798

		17,986

Cosmetics/Personal Care - 0.0%
Inter Parfums, Inc.	65,012	791

Distribution/Wholesale - 1.3%
BMP Sunstone Corp.*	100,261	570
Core-Mark Holding Co., Inc.*	41,698	1,374
Owens & Minor, Inc.	39,039	1,676
School Specialty, Inc.*	162,112	3,792
Tech Data Corp.*	64,179	2,995
United Stationers, Inc.*	125,043	7,109

		17,516

Diversified Financial Services - 2.1%
Altisource Portfolio Solutions S.A.*	66,025	1,386
E*TRADE Financial Corp.*	1,428,600	2,500
Encore Capital Group, Inc.*	64,869	1,129
Financial Federal Corp.	154,190	4,240
GFI Group, Inc.	99,332	454
Investment Technology Group, Inc.*	118,838	2,341
Janus Capital Group, Inc.	94,800	1,275
Knight Capital Group, Inc., Class A*	302,918	4,665
Nelnet, Inc., Class A	141,837	2,444
NewStar Financial, Inc.*	184,621	724
Ocwen Financial Corp.*	214,240	2,050
Penson Worldwide, Inc.*	137,008	1,241
Stifel Financial Corp.*	31,164	1,846
SWS Group, Inc.	165,553	2,003

		28,298

Electric - 3.6%
Allete, Inc.	164,084	5,362
Avista Corp.	279,656	6,038
Central Vermont Public Service Corp.	145,769	3,032
El Paso Electric Co.*	292,473	5,931
Idacorp, Inc.	271,144	8,663
NorthWestern Corp.	108,475	2,822
Otter Tail Corp.	122,688	3,043
Pike Electric Corp.*	59,817	555
Portland General Electric Co.	200,888	4,100
Unisource Energy Corp.	191,014	6,149
Westar Energy, Inc.	143,305	3,113

		48,808

Electrical Components & Equipment - 1.0%
Belden, Inc.	165,558	3,629
Encore Wire Corp.	194,882	4,106
GrafTech International Ltd.*	229,377	3,567
Littelfuse, Inc.*	57,233	1,840
Ultralife Corp.*	85,559	370

		13,512

Electronics - 3.9%
Analogic Corp.	89,220	3,436
Bel Fuse, Inc., Class B	62,895	1,352
Benchmark Electronics, Inc.*	182,506	3,451
Brady Corp., Class A	222,079	6,665
China Security & Surveillance Technology, Inc.*	81,700	624
Coherent, Inc.*	106,210	3,158
CTS Corp.	408,471	3,929
Cymer, Inc.*	165,155	6,339
FEI Co.*	184,479	4,309
LaBarge, Inc.*	38,760	467
Measurement Specialties, Inc.*	116,271	1,168
OSI Systems, Inc.*	69,699	1,901
Park Electrochemical Corp.	58,028	1,604
Plexus Corp.*	73,258	2,088
Rofin-Sinar Technologies, Inc.*	102,585	2,422
Rogers Corp.*	108,382	3,285
Spectrum Control, Inc.*	39,538	374
Varian, Inc.*	42,893	2,211
Watts Water Technologies, Inc., Class A	127,672	3,948

		52,731

Engineering & Construction - 0.8%
Dycom Industries, Inc.*	135,778	1,090
EMCOR Group, Inc.*	197,263	5,307
Granite Construction, Inc.	71,183	2,396
Layne Christensen Co.*	97,248	2,792

		11,585

Entertainment - 0.8%
Churchill Downs, Inc.	124,680	4,657
Great Wolf Resorts, Inc.*	145,995	346
Speedway Motorsports, Inc.	332,744	5,863
Vail Resorts, Inc.*	20,574	777

		11,643

Food - 1.5%
Fresh Del Monte Produce, Inc.*	124,670	2,755
Hain Celestial Group (The), Inc.*	301,578	5,130

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Food - 1.5% continued
Imperial Sugar Co.	97,700	$1,704
Nash Finch Co.	61,970	2,298
Ruddick Corp.	281,545	7,244
Winn-Dixie Stores, Inc.*	77,141	775

		19,906

Forest Products & Paper - 0.6%
Domtar Corp.*	71,828	3,980
Glatfelter	285,422	3,468
Potlatch Corp.	19,287	615

		8,063

Gas - 1.3%
Laclede Group (The), Inc.	51,959	1,755
Nicor, Inc.	55,795	2,349
Piedmont Natural Gas Co., Inc.	84,000	2,247
Southwest Gas Corp.	282,701	8,065
WGL Holdings, Inc.	101,093	3,391

		17,807

Hand/Machine Tools - 0.7%
Regal-Beloit Corp.	178,897	9,292

Healthcare - Products - 1.2%
Angiodynamics, Inc.*	120,315	1,935
Cantel Medical Corp.*	56,062	1,131
Conmed Corp.*	286,886	6,541
Cooper (The) Cos., Inc.	36,525	1,392
CryoLife, Inc.*	181,808	1,167
Greatbatch, Inc.*	121,451	2,336
Hansen Medical, Inc.*	199,000	603
Invacare Corp.	50,552	1,261

		16,366

Healthcare - Services - 2.8%
American Dental Partners, Inc.*	62,488	806
Amsurg Corp.*	127,775	2,814
Capital Senior Living Corp.*	56,314	283
Centene Corp.*	89,691	1,899
Continucare Corp.*	295,824	1,293
Gentiva Health Services, Inc.*	74,377	2,009
Healthsouth Corp.*	84,224	1,581
Healthspring, Inc.*	192,598	3,392
Kindred Healthcare, Inc.*	339,866	6,274
LifePoint Hospitals, Inc.*	102,163	3,321
Medcath Corp.*	100,270	793
Molina Healthcare, Inc.*	105,292	2,408
Odyssey HealthCare, Inc.*	111,905	1,743
Psychiatric Solutions, Inc.*	85,691	1,811
RadNet, Inc.*	229,361	468
RehabCare Group, Inc.*	45,448	1,383
Res-Care, Inc.*	179,914	2,015
Triple-S Management Corp., Class B*	139,461	2,454
WellCare Health Plans, Inc.*	23,511	864

		37,611

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	161,367	2,059

Home Builders - 0.0%
Cavco Industries, Inc.*	12,387	445

Home Furnishings - 0.5%
American Woodmark Corp.	40,200	791
Audiovox Corp., Class A*	56,182	398
Ethan Allen Interiors, Inc.	114,955	1,543
Hooker Furniture Corp.	29,061	359
Tempur-Pedic International, Inc.*	142,603	3,370

		6,461

Household Products/Wares - 1.2%
American Greetings Corp., Class A	218,972	4,771
Blyth, Inc.	52,118	1,758
CSS Industries, Inc.	51,545	1,002
Ennis, Inc.	259,099	4,350
Helen of Troy Ltd.*	90,881	2,223
Prestige Brands Holdings, Inc.*	295,502	2,323

		16,427

Insurance - 6.3%
American Equity Investment Life Holding Co.	132,693	987
American Physicians Service Group, Inc.	13,037	301
AMERISAFE, Inc.*	66,865	1,202
Argo Group International Holdings Ltd.*	85,841	2,501
Assured Guaranty Ltd.	173,200	3,769
CNA Surety Corp.*	352,965	5,256
Delphi Financial Group, Inc., Class A	258,700	5,787
Donegal Group, Inc., Class A	143,730	2,234
EMC Insurance Group, Inc.	55,697	1,198
FBL Financial Group, Inc., Class A	169,951	3,147
First Mercury Financial Corp.	35,413	486
FPIC Insurance Group, Inc.*	64,539	2,493
Hallmark Financial Services, Inc.*	65,007	517
Harleysville Group, Inc.	162,237	5,158

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Insurance - 6.3% continued
Horace Mann Educators Corp.	426,741	$5,334
Meadowbrook Insurance Group, Inc.	318,574	2,357
Montpelier Re Holdings Ltd.	60,264	1,044
Navigators Group, Inc.*	114,733	5,405
Phoenix (The) Cos., Inc.*	278,872	775
Platinum Underwriters Holdings Ltd.	89,900	3,442
PMA Capital Corp., Class A*	121,140	763
ProAssurance Corp.*	150,000	8,057
RLI Corp.	48,000	2,556
Safety Insurance Group, Inc.	63,045	2,284
SeaBright Insurance Holdings, Inc.*	169,373	1,946
Selective Insurance Group, Inc.	374,509	6,161
State Auto Financial Corp.	41,386	766
United America Indemnity Ltd., Class A*	18,078	143
United Fire & Casualty Co.	63,878	1,164
Universal American Corp.*	120,768	1,413
Validus Holdings Ltd.	53,639	1,445
Zenith National Insurance Corp.	175,712	5,229

		85,320

Internet - 1.0%
Digital River, Inc.*	22,400	605
Earthlink, Inc.	90,700	754
Infospace, Inc.*	96,393	826
Internet Brands, Inc., Class A*	66,069	517
PC-Tel, Inc.*	98,758	585
RealNetworks, Inc.*	225,674	837
SonicWALL, Inc.*	190,024	1,446
TIBCO Software, Inc.*	689,657	6,641
United Online, Inc.	122,053	878

		13,089

Investment Companies - 0.7%
Apollo Investment Corp.	233,190	2,222
Hercules Technology Growth Capital, Inc.	154,282	1,603
Medallion Financial Corp.	61,327	501
MVC Capital, Inc.	151,179	1,784
Prospect Capital Corp.	244,277	2,885

		8,995

Iron/Steel - 0.4%
Carpenter Technology Corp.	75,520	2,035
China Precision Steel, Inc.*	177,388	364
General Steel Holdings, Inc.*	158,221	698
Universal Stainless & Alloy*	102,781	1,938

		5,035

Leisure Time - 0.6%
Callaway Golf Co.	575,183	4,337
Life Time Fitness, Inc.*	151,461	3,776

		8,113

Lodging - 0.4%
Gaylord Entertainment Co.*	109,297	2,158
Marcus Corp.	270,179	3,464

		5,622

Machinery - Diversified - 1.5%
Albany International Corp., Class A	114,454	2,571
Altra Holdings, Inc.*	122,360	1,511
Briggs & Stratton Corp.	248,273	4,645
Cascade Corp.	76,249	2,096
Chart Industries, Inc.*	57,593	953
Cognex Corp.	90,819	1,609
Columbus McKinnon Corp.*	160,223	2,189
Gerber Scientific, Inc.*	261,734	1,322
Hurco Cos., Inc.*	15,071	223
Intevac, Inc.*	131,910	1,513
NACCO Industries, Inc., Class A	28,773	1,433

		20,065

Media - 0.5%
Crown Media Holdings, Inc., Class A*	186,240	270
Journal Communications, Inc., Class A	570,747	2,220
Scholastic Corp.	169,081	5,044

		7,534

Metal Fabrication/Hardware - 1.0%
A.M. Castle & Co.	87,851	1,203
Circor International, Inc.	95,419	2,403
Haynes International, Inc.	36,015	1,187
Mueller Industries, Inc.	117,896	2,929
Northwest Pipe Co.*	35,266	947
Olympic Steel, Inc.	46,698	1,521
Worthington Industries, Inc.	245,830	3,213

		13,403

Mining - 1.0%
Brush Engineered Materials, Inc.*	144,648	2,682
Coeur d’Alene Mines Corp.*	196,144	3,542
Compass Minerals International, Inc.	71,300	4,791
General Moly, Inc.*	175,290	365
Hecla Mining Co.*	293,729	1,815

		13,195

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Miscellaneous Manufacturing - 1.9%
American Railcar Industries, Inc.	165,150	$1,820
Ameron International Corp.	77,384	4,911
Barnes Group, Inc.	166,963	2,821
Ceradyne, Inc.*	219,634	4,219
EnPro Industries, Inc.*	155,763	4,114
Federal Signal Corp.	232,696	1,401
Griffon Corp.*	144,340	1,764
Myers Industries, Inc.	252,509	2,298
Reddy Ice Holdings, Inc.*	41,900	180
Standex International Corp.	72,353	1,453
Tredegar Corp.	70,036	1,108

		26,089

Oil & Gas - 3.3%
Alon USA Energy, Inc.	160,607	1,099
Approach Resources, Inc.*	63,923	493
Berry Petroleum Co., Class A	138,952	4,050
Bill Barrett Corp.*	130,040	4,045
Clayton Williams Energy, Inc.*	69,662	2,441
Delek US Holdings, Inc.	282,156	1,921
Georesources, Inc.*	54,321	742
GMX Resources, Inc.*	69,475	955
Gran Tierra Energy, Inc.*	503,586	2,886
Parker Drilling Co.*	505,800	2,504
Penn Virginia Corp.	135,502	2,885
Petroleum Development Corp.*	113,879	2,074
Precision Drilling Trust	14,353	104
Rosetta Resources, Inc.*	206,019	4,106
St. Mary Land & Exploration Co.	134,743	4,614
Stone Energy Corp.*	176,300	3,182
Swift Energy Co.*	274,838	6,585
Vaalco Energy, Inc.	206,089	938

		45,624

Oil & Gas Services - 2.0%
Cal Dive International, Inc.*	227,702	1,722
Complete Production Services, Inc.*	77,000	1,001
Geokinetics, Inc.*	45,673	439
Hornbeck Offshore Services, Inc.*	166,962	3,887
Key Energy Services, Inc.*	171,448	1,507
Natural Gas Services Group, Inc.*	48,875	921
Newpark Resources, Inc.*	713,557	3,018
Oil States International, Inc.*	88,503	3,477
SEACOR Holdings, Inc.*	12,012	916
Superior Well Services, Inc.*	77,601	1,107
T.G.C. Industries, Inc.*	82,922	324
T-3 Energy Services, Inc.*	170,204	4,340
Union Drilling, Inc.*	227,762	1,424
Willbros Group, Inc.*	161,871	2,731

		26,814

Packaging & Containers - 0.2%
Rock-Tenn Co., Class A	51,781	2,610

Pharmaceuticals - 0.5%
Adolor Corp.*	322,923	471
Caraco Pharmaceutical Laboratories Ltd.*	337,509	2,039
Nutraceutical International Corp.*	70,829	876
Viropharma, Inc.*	406,801	3,413

		6,799

Pipelines - 0.3%
Crosstex Energy, Inc.	194,779	1,179
Enbridge Energy Management LLC*	53,075	2,819
Enbridge Energy Management LLC (Fractional Shares) (1)*	616,242	—
Kinder Morgan Management LLC (Fractional Shares) (1)*	18,496	—

		3,998

Real Estate - 0.2%
Avatar Holdings, Inc.*	56,234	956
W.P. Carey & Co. LLC	45,533	1,259

		2,215

Real Estate Investment Trusts - 8.7%
Acadia Realty Trust	58,885	993
Agree Realty Corp.	32,944	767
Alexandria Real Estate Equities, Inc.	44,368	2,852
Anthracite Capital, Inc.*	890,200	86
Anworth Mortgage Asset Corp.	107,900	755
BioMed Realty Trust, Inc.	559,576	8,830
Capstead Mortgage Corp.	181,097	2,472
CBL & Associates Properties, Inc.	231,150	2,235
Cedar Shopping Centers, Inc.	415,964	2,829
Colonial Properties Trust	74,593	875
Corporate Office Properties Trust	35,703	1,308
DiamondRock Hospitality Co.	203,628	1,725
Duke Realty Corp.	190,712	2,321
Entertainment Properties Trust	103,424	3,648
Equity One, Inc.	234,256	3,788
Extra Space Storage, Inc.	608,182	7,025
First Industrial Realty Trust, Inc.*	153,900	805

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Real Estate Investment Trusts - 8.7% continued
First Potomac Realty Trust	229,845	$2,889
Franklin Street Properties Corp.	190,244	2,779
Gramercy Capital Corp.*	303,610	786
Hatteras Financial Corp.	27,739	776
Healthcare Realty Trust, Inc.	107,610	2,309
Highwoods Properties, Inc.	118,795	3,962
Home Properties, Inc.	56,910	2,715
Investors Real Estate Trust	67,495	607
Kite Realty Group Trust	288,879	1,176
LaSalle Hotel Properties	190,659	4,048
LTC Properties, Inc.	165,814	4,436
Medical Properties Trust, Inc.	642,200	6,422
MFA Financial, Inc.	159,198	1,170
National Health Investors, Inc.	124,132	4,592
National Retail Properties, Inc.	442,283	9,385
NorthStar Realty Finance Corp.	679,101	2,329
Parkway Properties, Inc.	106,622	2,220
Pennsylvania Real Estate Investment Trust	111,253	941
Post Properties, Inc.	78,680	1,542
Ramco-Gershenson Properties Trust	155,621	1,485
Redwood Trust, Inc.	195,300	2,824
SL Green Realty Corp.	65,010	3,266
Sovran Self Storage, Inc.	161,891	5,784
Strategic Hotels & Resorts, Inc.*	342,942	638
Washington Real Estate Investment Trust	139,306	3,838
Weingarten Realty Investors	111,997	2,216

		118,449

Retail - 6.1%
Allion Healthcare, Inc.*	115,810	760
Asbury Automotive Group, Inc.*	114,851	1,324
Bob Evans Farms, Inc.	107,166	3,102
Brown Shoe Co., Inc.	69,050	682
Cabela’s, Inc.*	167,387	2,387
Cash America International, Inc.	182,994	6,397
Charming Shoppes, Inc.*	247,710	1,603
Collective Brands, Inc.*	233,808	5,324
Cracker Barrel Old Country Store, Inc.	70,985	2,697
Dillard’s, Inc., Class A	294,029	5,425
Dress Barn, Inc.*	225,867	5,218
DSW, Inc., Class A*	47,804	1,237
Einstein Noah Restaurant Group, Inc.*	43,752	430
Fred’s, Inc., Class A	233,455	2,381
Genesco, Inc.*	85,031	2,335
Group 1 Automotive, Inc.*	25,342	718
Haverty Furniture Cos., Inc.	62,036	852
HOT Topic, Inc.*	171,088	1,088
Jo-Ann Stores, Inc.*	12,827	465
Kenneth Cole Productions, Inc., Class A*	60,454	583
Landry’s Restaurants, Inc.*	202,010	4,301
Luby’s, Inc.*	187,439	690
Men’s Wearhouse (The), Inc.	284,729	5,996
Pantry (The), Inc.*	120,323	1,635
PC Connection, Inc.*	153,769	1,038
Red Robin Gourmet Burgers, Inc.*	84,569	1,514
Regis Corp.	399,083	6,214
Retail Ventures, Inc.*	440,214	3,914
Rex Stores Corp.*	53,374	750
Rush Enterprises, Inc., Class A*	211,563	2,515
Shoe Carnival, Inc.*	35,007	717
Sonic Automotive, Inc., Class A*	416,724	4,330
Sport Supply Group, Inc.	35,825	451
Stage Stores, Inc.	121,491	1,502
Systemax, Inc.	100,731	1,582
Zale Corp.*	113,400	308

		82,465

Savings & Loans - 2.1%
Abington Bancorp, Inc.	126,048	868
BankFinancial Corp.	59,331	587
Berkshire Hills Bancorp, Inc.	77,797	1,609
Dime Community Bancshares	225,757	2,646
First Financial Holdings, Inc.	119,614	1,554
First Niagara Financial Group, Inc.	59,425	827
Flushing Financial Corp.	261,130	2,940
NewAlliance Bancshares, Inc.	300,164	3,605
Northwest Bancshares, Inc.	85,217	965
OceanFirst Financial Corp.	43,990	497
Provident Financial Services, Inc.	306,140	3,260
Provident New York Bancorp	231,221	1,952
United Financial Bancorp, Inc.	67,625	887
Washington Federal, Inc.	257,310	4,976
WSFS Financial Corp.	49,080	1,258

		28,431

Semiconductors - 1.7%
Actel Corp.*	57,700	685
ATMI, Inc.*	63,582	1,184
Brooks Automation, Inc.*	490,606	4,209
Cabot Microelectronics Corp.*	44,029	1,451

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Semiconductors - 1.7% continued
Cohu, Inc.	87,149	$1,216
Emulex Corp.*	186,376	2,032
GSI Technology, Inc.*	95,942	430
Lattice Semiconductor Corp.*	612,261	1,653
Microtune, Inc.*	333,973	755
MKS Instruments, Inc.*	183,972	3,203
Omnivision Technologies, Inc.*	197,168	2,865
Pericom Semiconductor Corp.*	104,201	1,201
Sigma Designs, Inc.*	111,661	1,195
Silicon Image, Inc.*	209,652	541

		22,620

Software - 1.9%
China Information Security Technology, Inc.*	133,175	820
Digi International, Inc.*	213,603	1,948
DivX, Inc.*	117,914	665
infoGROUP, Inc.*	160,369	1,286
JDA Software Group, Inc.*	254,165	6,474
Lawson Software, Inc.*	633,942	4,216
Quest Software, Inc.*	160,477	2,953
Schawk, Inc.	141,692	1,927
Seachange International, Inc.*	100,298	659
SYNNEX Corp.*	120,920	3,707
Take-Two Interactive Software, Inc.*	95,500	960

		25,615

Storage/Warehousing - 0.2%
Mobile Mini, Inc.*	189,996	2,677

Telecommunications - 1.8%
Adaptec, Inc.*	228,331	765
Black Box Corp.	81,227	2,302
CPI International, Inc.*	34,210	453
EMS Technologies, Inc.*	85,089	1,234
Extreme Networks, Inc.*	254,044	729
Fairpoint Communications, Inc.*	343,375	11
General Communication, Inc., Class A*	47,175	301
Globecomm Systems, Inc.*	109,044	853
Harris Stratex Networks, Inc.*	118,060	816
Iowa Telecommunications Services, Inc.	62,054	1,040
Netgear, Inc.*	60,127	1,304
Oplink Communications, Inc.*	73,489	1,205
Plantronics, Inc.	79,538	2,066
Premiere Global Services, Inc.*	266,562	2,199
Shenandoah Telecommunications Co.	30,875	628
Sycamore Networks, Inc.	77,408	1,619
Syniverse Holdings, Inc.*	204,140	3,568
Tekelec*	188,498	2,880

		23,973

Textiles - 0.9%
G&K Services, Inc., Class A	220,725	5,547
Unifirst Corp.	155,292	7,471

		13,018

Toys, Games & Hobbies - 0.3%
Jakks Pacific, Inc.*	259,436	3,144
RC2 Corp.*	64,800	956

		4,100

Transportation - 2.8%
Arkansas Best Corp.	208,069	6,124
Bristow Group, Inc.*	139,121	5,349
Eagle Bulk Shipping, Inc.*	361,012	1,787
Genco Shipping & Trading Ltd.*	136,760	3,061
General Maritime Corp.	136,930	957
Gulfmark Offshore, Inc.*	163,801	4,637
Nordic American Tanker Shipping	71,198	2,136
Overseas Shipholding Group, Inc.	68,625	3,016
PHI, Inc.*	49,485	1,024
Saia, Inc.*	70,490	1,045
Ship Finance International Ltd.	163,919	2,234
Werner Enterprises, Inc.	331,285	6,556

		37,926

Trucking & Leasing - 0.3%
AMERCO, Inc.*	59,532	2,960
Tal International Group, Inc.	86,704	1,147
Willis Lease Finance Corp.*	29,439	442

		4,549

Total Common Stocks (Cost $1,332,077)		1,324,785

PREFERRED STOCKS - 0.1%
Healthcare - Products - 0.1%
Inverness Medical Innovations, Inc.*	3,037	807

Total Preferred Stocks (Cost $724)		807

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow DLB Oil & Gas (1) *	2,100	$—

Total Other (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
American Satellite Network (1) *	255	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.4%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	32,692,429	$32,693

Total Investment Companies (Cost $32,693)		32,693

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.11%, 5/6/10(4)	$3,355	$3,354

Total Short-Term Investments (Cost $3,354)		3,354

Total Investments - 100.0% (Cost $1,368,848)		1,361,639

Liabilities less Other Assets - 0.0%		(506)

NET ASSETS - 100.0%		$1,361,133

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	The fund had approximately $32,693,000 of net sales in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P 500 E-Mini	98	$5,442	Long	3/10	$125
Russell 2000 Mini	468	29,199	Long	3/10	1,322

Total					$1,447

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,368,848

Gross tax appreciation of investments	$144,021
Gross tax depreciation of investments	(151,230)

Net tax depreciation of investments	$(7,209)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,324,785	(1)	$—	$—	$1,324,785
Preferred Stock	807	(1)	—	—	807
Investment Companies	32,693		—	—	32693
Short-Term Investments	—		3,354	—	3,354

Total Investments	$1,358,285		$3,354	$—	$1,361,639

Other Financial Instruments*	$1,447		$—	$—	$1,447

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	DECEMBER 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Warrants	$17	$—	$(17)	$—	$—	$—

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%
Aerospace/Defense - 1.0%
Raytheon Co.	15,804	$814

Biotechnology - 5.5%
Amgen, Inc.*	14,249	806
Celgene Corp.*	18,025	1,004
Gilead Sciences, Inc.*	25,858	1,119
Life Technologies Corp.*	16,285	850
Vertex Pharmaceuticals, Inc.*	15,680	672

		4,451

Commercial Services - 1.4%
Western Union (The) Co.	61,705	1,163

Computers - 27.5%
Accenture PLC, Class A	32,160	1,335
Apple, Inc.*	19,305	4,071
Brocade Communications Systems, Inc.*	211,236	1,612
Cognizant Technology Solutions Corp., Class A*	26,895	1,218
EMC Corp.*	100,722	1,759
Hewlett-Packard Co.	49,722	2,561
International Business Machines Corp.	19,087	2,498
Micros Systems, Inc.*	55,632	1,726
NetApp, Inc.*	84,619	2,910
Research In Motion Ltd.*	12,524	846
SanDisk Corp.*	34,553	1,002
Seagate Technology	51,716	941

		22,479

Electronics - 1.8%
Cogent, Inc.*	65,827	684
Thermo Fisher Scientific, Inc.*	16,702	797

		1,481

Healthcare - Products - 3.9%
Alcon, Inc.	5,348	879
Intuitive Surgical, Inc.*	2,296	697
Medtronic, Inc.	20,035	881
Thoratec Corp.*	27,273	734

		3,191

Internet - 12.5%
Amazon.com, Inc.*	9,471	1,274
AsiaInfo Holdings, Inc.*	25,555	779
F5 Networks, Inc.*	20,217	1,071
Google, Inc., Class A*	4,742	2,940
j2 Global Communications, Inc.*	62,172	1,265
McAfee, Inc.*	38,611	1,566
VeriSign, Inc.*	53,293	1,292

		10,187

Retail - 0.6%
GameStop Corp., Class A*	22,571	495

Semiconductors - 11.1%
Analog Devices, Inc.	38,429	1,213
Applied Materials, Inc.	66,616	929
Broadcom Corp., Class A*	28,991	912
Intel Corp.	79,398	1,620
KLA-Tencor Corp.	20,667	747
Microchip Technology, Inc.	22,989	668
National Semiconductor Corp.	77,809	1,195
Texas Instruments, Inc.	43,849	1,143
Xilinx, Inc.	26,370	661

		9,088

Software - 22.3%
Activision Blizzard, Inc.*	145,055	1,612
Adobe Systems, Inc.*	58,058	2,135
BMC Software, Inc.*	41,504	1,664
CA, Inc.	24,893	559
Cerner Corp.*	17,841	1,471
Check Point Software Technologies*	50,730	1,719
CommVault Systems, Inc.*	29,387	696
Double-Take Software, Inc.*	46,350	463
Microsoft Corp.	40,600	1,238
Open Text Corp.*	18,152	738
Oracle Corp.	82,694	2,029
Red Hat, Inc.*	43,685	1,350
SAP A.G. ADR	16,277	762
Seachange International, Inc.*	77,710	511
Sybase, Inc.*	29,211	1,268

		18,215

Telecommunications - 11.3%
Amdocs Ltd.*	60,092	1,715
Cisco Systems, Inc.*	69,169	1,656
Juniper Networks, Inc.*	26,177	698
Nokia OYJ ADR	74,722	960
Polycom, Inc.*	66,690	1,665
QUALCOMM, Inc.	35,558	1,645

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Telecommunications - 11.3% continued
Telefonaktiebolaget LM Ericsson ADR	93,804	$862

		9,201

Total Common Stocks (Cost $65,687)		80,765

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.0%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	34,087	$34

Total Investment Companies (Cost $34)		34

Total Investments - 98.9% (Cost $65,721)		80,799

Other Assets less Liabilities - 1.1%		874

NET ASSETS - 100.0%		$81,673

(1)	The Fund had approximately $34,000 of net purchases in the Diversified Asset portfolio of Northern Institutional Funds during the nine months ended December 31,2009.
(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$65,721

Gross tax appreciation of investments	$17,128
Gross tax depreciation of investments	(2,050)

Net tax appreciation of investments	$15,078

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$80,765	(1)	$—	$—	$80,765
Investment Companies	34		—	—	34

Total Investments	$80,799		$—	$—	$80,799

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%
Australia - 8.6%
BGP Holdings PLC - Fractional Shares*	6,535,576	$—
Bunnings Warehouse Property Trust	267,852	446
CFS Retail Property Trust	1,224,007	2,073
Commonwealth Property Office Fund	1,295,050	1,120
Dexus Property Group	3,130,269	2,364
FKP Property Group	572,184	403
Goodman Group	3,950,649	2,223
GPT Group	6,091,299	3,271
ING Industrial Fund*	1,411,477	602
ING Office Fund	1,792,537	1,019
Macquarie CountryWide Trust	964,388	501
Macquarie Office Trust	3,109,215	855
Mirvac Group	1,842,153	2,563
Stockland	1,564,695	5,499
Westfield Group	1,515,076	16,897

		39,836

Austria - 0.3%
CA Immobilien Anlagen A.G*	57,271	648
Conwert Immobilien Invest S.E.*	56,029	686

		1,334

Belgium - 0.6%
Befimmo SCA Sicafi	11,042	974
Cofinimmo	8,191	1,158
Intervest Offices*	4,390	138
Leasinvest Real Estate SCA	1,028	87
Warehouses De Pauw SCA	5,522	268
Wereldhave Belgium N.V.	1,399	123

		2,748

Brazil - 2.1%
BR Malls Participacoes S.A.*	99,241	1,224
Brookfield, Incorporacoes S.A.	144,311	644
Camargo Correa Desenvolvimento Imobiliario S.A.	31,358	98
Cyrela Brazil Realty S.A.	207,771	2,909
Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	44,157	309
Gafisa S.A.	87,176	1,408
Iguatemi Empresa de Shopping Centers S.A.	25,505	493
Inpar S.A.*	100,042	200
Klabin Segall S.A.*	73,499	209
MRV Engenharia e Participacoes S.A.	157,575	1,265
Multiplan Empreendimentos Imobiliarios S.A.	32,946	605
Rodobens Negocios Imobiliarios S.A.	16,343	167

		9,531

Canada - 3.5%
Allied Properties Real Estate Investment Trust	25,552	472
Artis Real Estate Investment Trust	24,501	267
Boardwalk Real Estate Investment Trust	31,795	1,126
Brookfield Properties Corp.	246,483	3,017
Calloway Real Estate Investment Trust	54,305	1,013
Canadian Apartment Properties Real Estate Investment Trust	44,529	599
Canadian Real Estate Investment Trust	43,367	1,125
Chartwell Seniors Housing Real Estate Investment Trust	75,110	505
Cominar Real Estate Investment Trust	35,774	662
Dundee Real Estate Investment Trust	14,280	283
Extendicare Real Estate Investment Trust	46,391	422
First Capital Realty, Inc.	25,079	519
H&R Real Estate Investment Trust	96,826	1,430
InnVest Real Estate Investment Trust	55,978	285
Killam Properties, Inc.	25,164	212
Morguard Real Estate Investment Trust	28,856	360
Northern Property Real Estate Investment Trust	14,590	305
Primaris Retail Real Estate Investment Trust	40,928	632
RioCan Real Estate Investment Trust	157,577	2,991

		16,225

China - 1.6%
Agile Property Holdings Ltd.	941,268	1,365
Beijing North Star Co. Ltd., Class H	477,662	167
China Merchants Property Development Co. Ltd., Class B	166,808	389
China Vanke Co. Ltd., Class B	862,756	1,079
Country Garden Holdings Co.	2,148,051	796
Guangzhou R&F Properties Co. Ltd., Class H	634,628	1,108
KWG Property Holding Ltd.	759,500	579
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	164,275	166
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	334,031	643
Shui On Land Ltd.	988,743	581
Soho China Ltd.	1,362,000	732

		7,605

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Egypt - 0.1%
Six of October Development & Investment Co.*	23,837	$346

Finland - 0.2%
Citycon OYJ	106,935	450
Sponda OYJ*	136,451	534
Technopolis OYJ	37,894	169

		1,153

France - 4.8%
Affine S.A.	2,557	59
Fonciere Des Regions	22,935	2,346
Gecina S.A.	12,260	1,327
ICADE	12,926	1,229
Klepierre	58,004	2,360
Mercialys	29,717	1,046
Societe de la Tour Eiffel	3,385	255
Societe Immobiliere de Location pour I’Industrie et le Commerce	8,542	1,040
Unibail-Rodamco S.E.	57,970	12,761

		22,423

Germany - 0.6%
Alstria Office REIT A.G.	18,484	200
Colonia Real Estate A.G.*	18,933	118
Deutsche Euroshop A.G.	24,796	841
Deutsche Wohnen A.G. (Bearer)*	53,707	515
DIC Asset A.G.	15,496	181
GAGFAH S.A.	59,050	540
Patrizia Immobilien A.G.*	17,710	78
TAG Immobilien A.G.*	21,259	137

		2,610

Greece - 0.1%
Babis Vovos International
Construction S.A.*	16,810	104
Eurobank Properties Real Estate Investment Co.	12,561	149
Lamda Development S.A.*	8,746	95

		348

Hong Kong - 14.5%
Champion REIT	1,583,365	670
China Overseas Land & Investment Ltd.	2,679,679	5,611
China Resources Land Ltd.	1,237,342	2,785
Great Eagle Holdings Ltd.	204,062	528
Hang Lung Properties Ltd.	1,359,061	5,310
Henderson Land Development Co. Ltd.	704,751	5,251
Hongkong Land Holdings Ltd.	1,106,618	5,446
Hopson Development Holdings Ltd.	418,023	598
Hysan Development Co. Ltd.	517,179	1,464
Kerry Properties Ltd.	375,206	1,895
Kowloon Development Co. Ltd.	377,235	436
Link REIT (The)	1,431,720	3,644
New World China Land Ltd.	1,118,895	422
New World Development Ltd.	1,896,698	3,871
Shenzhen Investment Ltd.	1,157,736	488
Shimao Property Holdings Ltd.	929,201	1,743
Sino Land Co. Ltd.	1,579,213	3,049
Sun Hung Kai Properties Ltd.	1,261,964	18,726
Wharf Holdings Ltd.	903,000	5,164

		67,101

India - 1.1%
Ansal Properties & Infrastructure Ltd.	55,952	84
DLF Ltd.	335,685	2,576
IVR Prime Urban Developers Ltd.*	13,045	49
Parsvnath Developers Ltd.*	37,119	98
Peninsula Land Ltd.	74,147	122
Unitech Ltd.	1,176,166	2,046

		4,975

Indonesia - 0.2%
Bakrieland Development Tbk PT*	12,686,048	261
Ciputra Development Tbk PT*	3,212,137	165
Lippo Karawaci Tbk PT*	7,893,217	428

		854

Italy - 0.1%
Beni Stabili S.p.A.	253,776	208
Immobiliare Grande Distribuzione	82,132	183

		391

Japan - 9.1%
Aeon Mall Co. Ltd.	59,397	1,149
Daibiru Corp.	39,000	279
Heiwa Real Estate Co. Ltd.	97,661	313
Japan Prime Realty Investment Corp.	407	843
Japan Real Estate Investment Corp.	269	1,974
Japan Retail Fund Investment Corp.	254	1,137
Kenedix Realty Investment Corp.	153	417
Mitsubishi Estate Co. Ltd.	684,318	10,854
Mitsui Fudosan Co. Ltd.	578,562	9,716
Mori Trust Sogo REIT, Inc.	53	426
Nippon Building Fund, Inc.	356	2,697

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Japan - 9.1% continued
Nomura Real Estate Office Fund, Inc.	199	$1,079
NTT Urban Development Corp.	864	573
Orix JREIT, Inc.	164	815
Premier Investment Corp.	86	280
Sumitomo Realty & Development Co. Ltd.	312,425	5,860
TOC Co. Ltd.	68,200	258
Tokyo Tatemono Co. Ltd.	208,201	791
Tokyu Land Corp.	261,556	960
Tokyu REIT, Inc.	83	444
Top REIT, Inc.	102	451
United Urban Investment Corp.	131	689

		42,005

Malaysia - 0.4%
IGB Corp. Bhd.*	732,809	423
KLCC Property Holdings Bhd.	301,248	301
Land & General Bhd.*	426,727	44
SP Setia Bhd.	661,511	757
YNH Property Bhd.*	267,712	120

		1,645

Mexico - 0.6%
Consorcio ARA S.A.B. de C.V.*	638,276	444
Corporacion GEO S.A.B. de C.V., Series B*	267,828	711
Desarrolladora Homex S.A.B. de C.V.*	165,247	927
Sare Holding S.A.B. de C.V., Class B*	260,405	96
Urbi Desarrollos Urbanos S.A.B. de C.V.*	321,336	725

		2,903

Netherlands - 1.6%
Corio N.V.	50,116	3,423
Eurocommercial Properties N.V.-CVA	23,445	968
Nieuwe Steen Investments Funds N.V.*	25,798	525
Vastned Offices/Industrial N.V.	12,151	203
Vastned Retail N.V.	12,175	799
Wereldhave N.V.	13,959	1,334

		7,252

New Zealand - 0.1%
Kiwi Income Property Trust	508,172	384

Norway - 0.1%
Norwegian Property ASA*	297,444	689

Philippines - 0.4%
Ayala Land, Inc.	3,393,051	825
Filinvest Land, Inc.	6,395,989	123
Megaworld Corp.	6,577,101	208
Robinsons Land Corp.	728,575	203
SM Prime Holdings, Inc.	2,626,003	553
Vista Land & Lifescapes, Inc.	2,255,661	91

		2,003

Poland - 0.2%
Globe Trade Centre S.A.*	72,260	642
LC Corp. S.A.*	134,072	72

		714

Singapore - 4.5%
Allgreen Properties Ltd.	516,562	448
Ascendas Real Estate Investment Trust	1,226,753	1,921
CapitaCommercial Trust	1,371,014	1,135
CapitaLand Ltd.	2,080,915	6,163
CapitaMall Trust	1,553,715	1,970
CapitaMalls Asia Ltd.*	765,000	1,383
City Developments Ltd.	447,000	3,646
Keppel Land Ltd.	469,027	1,159
Mapletree Logistics Trust	1,015,299	566
Singapore Land Ltd.	107,756	502
Suntec Real Estate Investment Trust	1,068,291	1,022
Wing Tai Holdings Ltd.	390,380	505
Yanlord Land Group Ltd.	379,000	580

		21,000

South Africa - 1.3%
Emira Property Fund	240,148	374
Fountainhead Property Trust	653,273	555
Growthpoint Properties Ltd.	1,015,744	1,925
Hyprop Investments Ltd.	81,675	507
Pangbourne Properties Ltd.	288,239	666
Redefine Income Fund Ltd.	1,742,232	1,683
SA Corporate Real Estate Fund	1,379,209	488

		6,198

Sweden - 0.8%
Castellum AB	107,672	1,087
Fabege AB	111,199	702
Hufvudstaden AB, Class A	53,137	402
Klovern AB	83,958	267
Kungsleden AB	89,626	614
Wihlborgs Fastigheter AB	24,427	452

		3,524

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Switzerland - 0.8%
Allreal Holding A.G. (Registered)	3,721	$443
PSP Swiss Property A.G. (Registered)*	30,767	1,741
Swiss Prime Site A.G. (Registered)*	26,203	1,469
Zueblin Immobilien Holding A.G. (Registered)*	26,428	103

		3,756

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	96,539	154

Thailand - 0.5%
Amata Corp. PCL	204,186	51
Amata Corp. PCL NVDR	7,171	2
Asian Property Development PCL	439,399	76
Asian Property Development PCL NVDR	22,337	4
Central Pattana PCL	401,563	245
Central Pattana PCL NVDR	19,841	12
Land and Houses PCL	4,845,400	911
Land and Houses PCL NVDR	101,002	19
LPN Development PCL	947,603	209
Preuksa Real Estate PCL NVDR	432,500	231
Property Perfect PCL	487,301	56
Property Perfect PCL NVDR	10,327	1
Quality Houses PCL	1,437,210	115
Quality Houses PCL NVDR	179,765	14
SC Asset Corp. PCL	91,400	31
SC Asset Corp. PCL NVDR	689	—
Supalai PCL	1,145,755	208

		2,185

Turkey - 0.0%
Is Gayrimenkul Yatirim Ortakligi A.S.	121,483	134

United Kingdom - 5.7%
A&J Mucklow Group PLC	16,075	82
Big Yellow Group PLC*	86,230	492
British Land Co. PLC	566,931	4,346
CLS Holdings PLC*	16,316	129
Daejan Holdings PLC	3,274	149
Derwent London PLC	65,972	1,393
Development Securities PLC	55,105	304
F&C Commercial Property Trust Ltd.	174,817	254
Grainger PLC	204,061	418
Great Portland Estates PLC	205,132	950
Hammerson PLC	457,502	3,107
Helical Bar PLC	69,245	380
Invista Foundation Property Trust Ltd.	217,055	140
Land Securities Group PLC	496,203	5,438
Liberty International PLC	408,164	3,362
Minerva PLC*	105,723	128
Primary Health Properties PLC	41,539	194
Quintain Estates & Development PLC*	339,620	326
Segro PLC	481,937	2,660
Shaftesbury PLC	147,763	937
St. Modwen Properties PLC*	98,503	306
Unite Group PLC*	104,412	505
Workspace Group PLC	679,778	254

		26,254

United States - 33.4%
Acadia Realty Trust	26,036	439
Agree Realty Corp.	5,449	127
Alexander’s, Inc.*	1,287	392
Alexandria Real Estate Equities, Inc.	28,858	1,855
AMB Property Corp.	95,975	2,452
American Campus Communities, Inc.	34,205	961
Apartment Investment & Management Co., Class A	76,667	1,221
Ashford Hospitality Trust, Inc.*	45,070	209
Associated Estates Realty Corp.	11,172	126
AvalonBay Communities, Inc.	53,486	4,392
BioMed Realty Trust, Inc.	63,823	1,007
Boston Properties, Inc.	90,952	6,100
Brandywine Realty Trust	84,403	962
BRE Properties, Inc.	35,838	1,186
Camden Property Trust	42,092	1,783
CBL & Associates Properties, Inc.	90,492	875
Cedar Shopping Centers, Inc.	33,772	230
Colonial Properties Trust	43,482	510
Corporate Office Properties Trust	38,055	1,394
Corrections Corp. of America*	75,528	1,854
Cousins Properties, Inc.	65,065	496
DCT Industrial Trust, Inc.	135,451	680
Developers Diversified Realty Corp.	129,046	1,195
DiamondRock Hospitality Co.	77,658	658
Digital Realty Trust, Inc.	49,764	2,502
Douglas Emmett, Inc.	59,718	851
Duke Realty Corp.	146,915	1,788
DuPont Fabros Technology, Inc.	27,412	493
EastGroup Properties, Inc.	17,020	652
Education Realty Trust, Inc.	34,816	169
Entertainment Properties Trust	27,593	973

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
United States - 33.4% continued
Equity Lifestyle Properties, Inc.	19,873	$1,003
Equity One, Inc.	28,223	456
Equity Residential	181,304	6,124
Essex Property Trust, Inc.	19,128	1,600
Extra Space Storage, Inc.	56,636	654
Federal Realty Investment Trust	40,015	2,710
FelCor Lodging Trust, Inc.*	42,582	153
First Industrial Realty Trust, Inc.*	41,443	217
First Potomac Realty Trust	19,945	251
Forest City Enterprises, Inc., Class A*	87,812	1,034
Franklin Street Properties Corp.	52,294	764
Getty Realty Corp.	12,389	292
Government Properties Income Trust	10,677	245
HCP, Inc.	192,370	5,875
Health Care REIT, Inc.	80,730	3,578
Healthcare Realty Trust, Inc.	38,609	829
Hersha Hospitality Trust	37,002	116
Highwoods Properties, Inc.	46,448	1,549
Hilltop Holdings, Inc.*	27,103	316
Home Properties, Inc.	22,025	1,051
Hospitality Properties Trust	81,024	1,921
Host Hotels & Resorts, Inc.*	412,611	4,815
HRPT Properties Trust	146,783	950
Inland Real Estate Corp.	55,259	450
Investors Real Estate Trust	48,030	432
Kilroy Realty Corp.	28,277	867
Kimco Realty Corp.	263,754	3,569
Kite Realty Group Trust	41,130	167
LaSalle Hotel Properties	41,607	883
Lexington Realty Trust	79,137	481
Liberty Property Trust	73,320	2,347
LTC Properties, Inc.	15,202	407
Macerich (The) Co.	64,439	2,317
Mack-Cali Realty Corp.	51,355	1,775
Medical Properties Trust, Inc.	52,578	526
Mid-America Apartment Communities, Inc.	18,826	909
National Health Investors, Inc.	18,203	673
National Healthcare Corp.	6,898	249
National Retail Properties, Inc.	54,211	1,150
Nationwide Health Properties, Inc.	73,697	2,593
Omega Healthcare Investors, Inc.	55,687	1,083
Orient-Express Hotels Ltd., Class A*	50,390	511
Parkway Properties, Inc.	14,143	295
Pebblebrook Hotel Trust*	11,500	253
Pennsylvania Real Estate Investment Trust	28,705	243
Post Properties, Inc.	31,911	625
ProLogis	310,571	4,252
PS Business Parks, Inc.	11,857	593
Public Storage	83,755	6,822
Ramco-Gershenson Properties Trust	20,231	193
Realty Income Corp.	68,420	1,773
Regency Centers Corp.	57,977	2,033
Saul Centers, Inc.	8,743	286
Senior Housing Properties Trust	83,359	1,823
Simon Property Group, Inc.	187,965	15,000
SL Green Realty Corp.	50,399	2,532
Sovran Self Storage, Inc.	18,060	645
Sun Communities, Inc.	12,432	246
Sunstone Hotel Investors, Inc.*	64,567	573
Tanger Factory Outlet Centers, Inc.	26,420	1,030
Taubman Centers, Inc.	26,025	935
TravelCenters of America LLC - Fractional Shares (1) *	50,000	—
UDR, Inc.	100,260	1,648
Universal Health Realty Income Trust	7,918	254
Urstadt Biddle Properties, Inc., Class A	12,239	187
U-Store-It Trust	60,939	446
Ventas, Inc.	102,742	4,494
Vornado Realty Trust	117,963	8,250
Washington Real Estate Investment Trust	39,354	1,084
Weingarten Realty Investors	78,524	1,554
Winthrop Realty Trust	9,952	108

		154,601

Total Common Stocks (Cost $471,499) (2)		452,881

INVESTMENT COMPANIES - 0.2%
ING UK Real Estate Income Trust Ltd.	220,178	191
IRP Property Investments Ltd.	55,276	76
ISIS Property Ltd.	38,219	63
ProLogis European Properties*	36,681	226
Standard Life Investment Property Income Trust PLC	80,785	84
UK Commercial Property Trust Ltd.	189,455	240

Total Investment Companies (Cost $1,219) (2)		880

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Egypt - 0.0%
Six of October Development & Investment Co.*	5,155	$9

United States - 0.0%
ProLogis European Properties*	37,133	—

Total Rights (Cost $ — ) (2)		9

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
France - 0.0%
Fonciere Des Regions, Exp. 12/31/10, Strike 65 Euro*	23,692	$20

Total Warrants (Cost $ — )		20

Total Investments - 98.1% (Cost $472,718)		453,790

Other Assets less Liabilities - 1.9%		8,634

NET ASSETS - 100.0%		$462,424

(1)	Security has been deemed worthless by the Northern Trust Global Invest-

ments Valuation Committee.

(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
DJ Euro Stoxx 50 (Euro)	34	$1,449	Long	3/10	$40
Hang Seng Index (Hong Kong Dollar)	14	1,980	Long	1/10	32
SPI 200 (Australian Dollar)	11	1,205	Long	3/10	56
S&P MidCap 400 E-Mini (U.S. Dollar)	47	3,407	Long	3/10	161
TOPIX Index (Japanese Yen)	5	486	Long	3/10	7

Total					$296

At December 31, 2009, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Commercial Services & Supplies	0.4%
Healthcare Providers & Services	0.1
Hotels Restaurants & Leisure	0.1
Household Durables	2.2
Insurance	0.1
Real Estate	4.2
Real Estate Investment Trusts	58.2
Real Estate Management/Development	34.7

Total	100.0%

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$472,718

Gross tax appreciation of investments	$38,550
Gross tax depreciation of investments	(57,478)

Net tax depreciation of investments	$(18,928)

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	DECEMBER 31, 2009 (UNAUDITED)

At December 31, 2009, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	35.4%
Hong Kong Dollar	15.1
Japanese Yen	9.3
Australian Dollar	8.8
Euro	8.5
British Pound	5.9
All other currencies less than 5%	17.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$10,313		$—	$—	$10,313
Financials	170,845		269,620	—	440,465
Health Care	249		—	—	249
Industrials	1,854		—	—	1,854
Investment Companies	—		880	—	880
Rights	9	(1)	—	—	9
Warrants	20	(1)	—	—	20

Total Investments	$183,290		$270,500	$—	$453,790

Other Financial Instruments*	$296		$—	$—	$296

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDSS    7    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%
Australia - 5.1%
AGL Energy Ltd.	2,877	$36
Alumina Ltd.*	14,620	24
AMP Ltd.	12,845	77
APA Group	2,692	8
Asciano Group*	17,778	29
Australia & New Zealand Banking Group Ltd.	14,738	300
Billabong International Ltd.	1,056	10
BlueScope Steel Ltd.	11,227	31
Bradken Ltd.	907	6
Brambles Ltd.	8,793	53
Cochlear Ltd.	390	24
Commonwealth Bank of Australia	9,849	480
CSR Ltd.	8,773	14
Downer EDI Ltd.	1,461	12
Fairfax Media Ltd.	5,889	9
Fortescue Metals Group Ltd.*	14,572	57
Leighton Holdings Ltd.	955	32
Macquarie Infrastructure Group	13,522	16
MAp Group	4,225	11
Monadelphous Group Ltd.	475	6
National Australia Bank Ltd.	13,253	323
Newcrest Mining Ltd.	3,035	95
Orica Ltd.	2,223	52
Origin Energy Ltd.	5,459	82
QBE Insurance Group Ltd.	6,709	153
Santos Ltd.	5,222	66
SP AusNet	12,257	10
Suncorp-Metway Ltd.	7,887	61
Toll Holdings Ltd.	4,475	35
Transfield Services Ltd.	2,563	10
Transpacific Industries Group Ltd.*	3,351	4
Transurban Group	7,980	40
UGL Ltd.	1,165	15
Wesfarmers Ltd.	6,315	176
West Australian Newspapers Holdings Ltd.	412	3
Westpac Banking Corp.	19,074	429
Woodside Petroleum Ltd.	3,828	161
Woolworths Ltd.	7,769	195

		3,145

Austria - 0.2%
OMV A.G.	944	42
RHI A.G.*	136	3
Telekom Austria A.G.	2,174	31
Verbund - Oesterreichische Elektrizita-etswirtschafts A.G., Class A	287	12
Voestalpine A.G.	1,011	37

		125

Belgium - 0.4%
Bekaert N.V.	110	17
Belgacom S.A.	1,102	40
Compagnie Maritime Belge S.A.	78	2
Delhaize Group S.A.	627	48
Dexia S.A.*	3,312	21
Elia System Operator S.A./N.V.	80	3
Euronav N.V.	47	1
KBC Groep N.V.*	1,121	49
Solvay S.A., Class A	261	28
Umicore	796	26

		235

Canada - 7.1%
Agnico-Eagle Mines Ltd.	975	53
Agrium, Inc.	990	62
Astral Media, Inc.	291	9
Atco Ltd., Class I	382	17
Bank of Montreal	3,505	187
Bank of Nova Scotia	6,418	302
BCE, Inc.	1,649	46
Bombardier, Inc., Class B	8,942	41
Brookfield Asset Management, Inc., Class A	3,604	81
Canadian Imperial Bank of Commerce	2,399	156
Canadian National Railway Co.	2,948	162
Canadian Pacific Railway Ltd.	1,058	57
Canadian Tire Corp. Ltd., Class A	529	29
Canadian Utilities Ltd., Class A	496	21
Cardiome Pharma Corp.*	207	1
Cenovus Energy, Inc.	4,732	120
CML Healthcare Income Fund	504	7
Enbridge, Inc.	2,362	110
EnCana Corp.	4,732	154
Finning International, Inc.	1,218	19
George Weston Ltd.	316	20
Gildan Activewear, Inc.*	713	18
Groupe Aeroplan, Inc.	1,221	13
Inmet Mining Corp.	358	22
Kinross Gold Corp.	4,343	80
Loblaw Cos. Ltd.	672	22

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Canada - 7.1% continued
Manulife Financial Corp.	11,385	$210
MDS, Inc.*	704	6
Methanex Corp.	611	12
Metro, Inc., Class A	674	25
Nexen, Inc.	3,261	79
Potash Corp. of Saskatchewan, Inc.	1,865	204
QLT, Inc.*	354	2
Rogers Communications, Inc., Class B	3,205	100
RONA, Inc.*	819	12
Royal Bank of Canada	9,007	486
Saputo, Inc.	1,014	30
Shaw Communications, Inc., Class B	2,538	53
Shoppers Drug Mart Corp.	1,422	62
Sun Life Financial, Inc.	3,530	102
Suncor Energy, Inc.	9,847	350
Talisman Energy, Inc.	6,377	120
Teck Resources Ltd., Class B*	3,644	128
TELUS Corp.	297	9
Toronto-Dominion (The) Bank	5,445	343
TransAlta Corp.	1,343	30
TransCanada Corp.	4,302	149
Viterra, Inc.*	2,317	22
Yamana Gold, Inc.	4,608	53

		4,396

Denmark - 0.6%
Danisco A/S	323	22
FLSmidth & Co. A/S	322	22
Novo-Nordisk A/S, Class B	3,338	214
Novozymes A/S, Class B	338	35
Vestas Wind Systems A/S*	1,276	78

		371

Finland - 0.8%
Kesko OYJ, Class B	331	11
Kone OYJ, Class B	1,011	43
Konecranes OYJ	342	9
Metso OYJ	892	31
Neste Oil OYJ	958	17
Nokia OYJ	23,545	302
Rautaruukki OYJ	718	17
Stora Enso OYJ (Registered)*	3,939	28
UPM-Kymmene OYJ	3,398	40
YIT OYJ	767	16

		514

France - 3.1%
Accor S.A.	1,486	81
Air Liquide S.A.	1,637	193
Bouygues S.A.	1,610	84
Carrefour S.A.	4,449	214
Cie de Saint-Gobain	3,181	171
Compagnie Generale des Establissements Michelin, Class B	680	52
Danone	4,006	244
Dassault Systemes S.A.	385	22
Lafarge S.A.	1,399	115
L’Oreal S.A.	1,901	211
Peugeot S.A.*	1,112	37
PPR	594	71
Renault S.A.*	1,346	69
Schneider Electric S.A.	1,624	188
Vinci S.A.	3,103	174

		1,926

Germany - 1.8%
Allianz S.E. (Registered)	2,886	359
Bayerische Motoren Werke A.G.	1,905	87
Beiersdorf A.G.	611	40
Deutsche Lufthansa A.G. (Registered)	1,624	27
Deutsche Post A.G. (Registered)	5,682	109
K+S A.G.	1,218	70
Linde A.G.	829	100
Metro A.G.	1,030	63
Muenchener Rueckversicherungs A.G. (Registered)	1,249	195
Q-Cells S.E.*	221	4
Solarworld A.G.	614	13
Volkswagen A.G.	559	62

		1,129

Greece - 0.1%
Alapis Holding Industrial and Commercial S.A.	10,162	7
Athens Water Supply & Sewage (The) Co. S.A.	110	1
Coca Cola Hellenic Bottling Co. S.A.	910	21
GEK Terna Holding Real Estate Construction S.A.	326	3
Hellenic Petroleum S.A.	653	7
Public Power Corp. S.A.*	706	13
Titan Cement Co. S.A.	446	13

		65

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Hong Kong - 1.2%
CLP Holdings Ltd.	11,599	$78
Hang Lung Properties Ltd.	13,061	51
Hang Seng Bank Ltd.	4,878	72
Hong Kong & China Gas Co. Ltd.	31,699	79
Hongkong & Shanghai (The) Hotels	5,500	8
Hongkong Electric Holdings Ltd.	10,258	56
Li & Fung Ltd.	18,000	74
MTR Corp.	10,528	36
New World Development Ltd.	18,000	37
Noble Group Ltd.	18,600	43
Sun Hung Kai Properties Ltd.	12,208	181

		715

Ireland - 0.5%
CRH PLC	4,362	118
Experian PLC	6,369	63
Grafton Group PLC*	1,240	5
Ingersoll-Rand Plc	1,980	71
Kerry Group PLC, Class A	816	24
Kingspan Group PLC (Dublin Exchange)*	971	8

		289

Italy - 2.3%
Atlantia S.p.A.	2,666	69
Autogrill S.p.A.*	828	10
Enel S.p.A.	44,581	259
ENI S.p.A.	17,465	445
Italcementi S.p.A.	456	6
Italcementi S.p.A. (RSP)	873	6
Pirelli & C. S.p.A.*	22,641	13
Snam Rete Gas S.p.A.	11,164	56
Telecom Italia S.p.A.	84,224	131
Telecom Italia S.p.A. (RSP)	37,637	42
Terna S.p.A.	9,769	42
UniCredit S.p.A. (Milan Exchange)*	107,800	359

		1,438

Japan - 9.3%
Advantest Corp.	900	23
Aeon Co. Ltd.	3,700	30
Air Water, Inc.	1,000	12
Aisin Seiki Co. Ltd.	900	26
Ajinomoto Co., Inc.	3,000	28
All Nippon Airways Co. Ltd.	5,000	14
Asahi Glass Co. Ltd.	5,000	47
Asahi Kasei Corp.	7,000	35
Astellas Pharma, Inc.	2,100	78
Benesse Holdings, Inc.	500	21
Canon, Inc.	8,500	359
Chugai Pharmaceutical Co. Ltd.	1,510	28
Dai Nippon Printing Co. Ltd.	3,000	38
Daido Steel Co. Ltd.	2,000	7
Daiichi Sankyo Co. Ltd.	3,500	73
Daito Trust Construction Co. Ltd.	600	28
Daiwa House Industry Co. Ltd.	3,000	32
Daiwa Securities Group, Inc.	11,000	55
Denso Corp.	2,800	84
Eisai Co. Ltd.	1,400	51
Fanuc Ltd.	1,200	112
Fast Retailing Co. Ltd.	300	56
FUJIFILM Holdings Corp.	2,400	72
Fujitsu Ltd.	10,000	64
Hankyu Hanshin Holdings, Inc.	8,000	35
Hitachi Construction Machinery Co. Ltd.	500	13
Hitachi Metals Ltd.	1,000	10
Honda Motor Co. Ltd.	8,700	294
Ibiden Co. Ltd.	700	25
JGC Corp.	1,000	18
Joyo Bank (The) Ltd.	4,000	16
JS Group Corp.	1,500	26
JSR Corp.	1,200	24
Kaneka Corp.	1,000	6
Kao Corp.	3,500	82
Kawasaki Kisen Kaisha Ltd.*	3,000	8
KDDI Corp.	21	111
Keihin Electric Express Railway Co. Ltd.	2,000	15
Keio Corp.	3,000	18
Kikkoman Corp.	1,000	12
Kintetsu Corp.	8,000	26
Konica Minolta Holdings, Inc.	2,500	26
Kubota Corp.	4,000	37
Kuraray Co. Ltd.	2,500	29
Kurita Water Industries Ltd.	700	22
Kyocera Corp.	1,200	106
Lawson, Inc.	500	22
Makita Corp.	700	24
Mazda Motor Corp.*	8,000	18
Mitsubishi Chemical Holdings Corp.	7,000	29
Mitsubishi Estate Co. Ltd.	7,000	111
Mitsubishi Gas Chemical Co., Inc.	2,000	10

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Japan - 9.3% continued
Mitsubishi Materials Corp.*	8,000	$20
Mitsui Chemicals, Inc.	4,000	10
Mitsui Fudosan Co. Ltd.	6,000	101
Mizuho Financial Group, Inc.	73,533	132
Murata Manufacturing Co. Ltd.	1,400	69
NGK Insulators Ltd.	2,000	44
Nidec Corp.	300	28
Nikon Corp.	1,900	37
Nippon Express Co. Ltd.	5,000	20
Nippon Mining Holdings, Inc.	4,000	17
Nippon Sheet Glass Co. Ltd.	5,000	14
Nippon Steel Corp.	32,000	129
Nippon Yusen Kabushiki Kaisha	9,000	28
Nissan Motor Co. Ltd.*	14,300	125
Nisshin Seifun Group, Inc.	1,000	13
Nisshin Steel Co. Ltd.	4,000	7
Nissin Foods Holdings Co. Ltd.	600	20
Nitto Denko Corp.	900	32
Nomura Holdings, Inc.	23,800	175
NSK Ltd.	2,000	15
NTT DoCoMo, Inc.	113	157
Obayashi Corp.	3,000	10
Odakyu Electric Railway Co. Ltd.	4,000	31
Olympus Corp.	1,300	42
Omron Corp.	1,400	25
Osaka Gas Co. Ltd.	9,000	30
Panasonic Corp.	15,700	225
Panasonic Electric Works Co. Ltd.	1,000	12
Rengo Co. Ltd.	1,000	6
Resona Holdings, Inc.	3,300	33
Ricoh Co. Ltd.	4,000	56
Rohm Co. Ltd.	700	45
Sanyo Electric Co. Ltd.*	14,000	26
Secom Co. Ltd.	1,100	52
Sekisui Chemical Co. Ltd.	3,000	19
Sekisui House Ltd.	4,000	36
Sharp Corp.	5,000	63
Shimano, Inc.	500	20
Shimizu Corp.	4,000	14
Shin-Etsu Chemical Co. Ltd.	2,100	118
Shinsei Bank Ltd.*	10,000	11
Shionogi & Co. Ltd.	1,600	35
Shiseido Co. Ltd.	2,000	38
Shizuoka Bank (The) Ltd.	3,000	26
SMC Corp.	300	34
Sojitz Corp.	8,000	15
Sony Corp.	6,300	183
Sumitomo Chemical Co. Ltd.	8,000	35
Sumitomo Metal Industries Ltd.	22,000	59
Sumitomo Metal Mining Co. Ltd.	4,000	59
Sumitomo Trust & Banking (The) Co. Ltd.	8,000	39
T&D Holdings, Inc.	1,300	26
Taiyo Nippon Sanso Corp.	2,000	21
TDK Corp.	600	37
Teijin Ltd.	4,000	13
Terumo Corp.	1,000	60
Tobu Railway Co. Ltd.	4,000	21
Tohoku Electric Power Co., Inc.	2,300	45
Tokyo Electron Ltd.	900	58
Tokyo Gas Co. Ltd.	13,000	52
Tokyu Corp.	6,000	24
Toppan Printing Co. Ltd.	4,000	32
Toray Industries, Inc.	7,000	38
Tosoh Corp.	4,000	11
Toyo Seikan Kaisha Ltd.	1,100	17
Toyota Industries Corp.	800	24
Ube Industries Ltd. of Japan	4,000	11
Unicharm Corp.	200	19
Yakult Honsha Co. Ltd.	1,100	33
Yamaha Corp.	1,100	13
Yamaha Motor Co. Ltd.*	1,100	14
Yamato Holdings Co. Ltd.	2,100	29
Yamato Kogyo Co. Ltd.	400	13

		5,747

Luxembourg - 0.6%
ArcelorMittal	7,268	330

Netherlands - 4.2%
Aegon N.V.*	10,731	68
Akzo Nobel N.V.	1,451	96
ASML Holding N.V.	2,711	92
Fugro N.V. - CVA	491	28
ING Groep N.V. - CVA*	24,424	236
Koninklijke Ahold N.V.	7,512	100
Koninklijke Boskalis Westminster N.V.	385	15
Koninklijke DSM N.V.	1,148	56
Koninklijke Philips Electronics N.V.	6,288	186
Randstad Holding N.V.*	786	39
Reed Elsevier N.V.	4,419	54

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Netherlands - 4.2% continued
Royal Dutch Shell PLC, Class A (London Exchange)	22,605	$683
Royal Dutch Shell PLC, Class B (London Exchange)	17,358	506
TNT N.V.	2,299	70
Unilever N.V. - CVA	9,824	320
Wolters Kluwer N.V.	1,802	40

		2,589

New Zealand - 0.1%
AMP NZ Office Trust	3,266	2
Auckland International Airport Ltd.	6,296	9
Contact Energy Ltd.*	1,975	9
Fletcher Building Ltd.	3,874	22
Freightways Ltd.	2,224	5
Infratil Ltd.	5,032	6
Kiwi Income Property Trust	4,050	3
Mainfreight Ltd.	161	1
Telecom Corp. of New Zealand Ltd.	11,393	21
Vector Ltd.	704	1

		79

Norway - 1.0%
DnB NOR ASA*	7,678	83
Norsk Hydro ASA*	5,950	50
Orkla ASA	6,371	62
Petroleum Geo-Services ASA*	1,132	13
ProSafe S.E.*	1,757	11
Renewable Energy Corp. ASA*	2,013	15
Schibsted ASA*	462	10
Statoil ASA	8,049	201
Storebrand ASA*	2,959	20
Tandberg ASA	650	19
Telenor ASA*	5,212	73
Tomra Systems ASA	817	4
Yara International ASA	1,370	62

		623

Portugal - 0.3%
Banco Comercial Portugues S.A. (Registered)	22,064	26
Banco Espirito Santo S.A. (Registered)	1,806	12
Brisa Auto-Estradas de Portugal S.A.	3,152	32
Cimpor Cimentos de Portugal SGPS S.A.	1,631	15
Galp Energia SGPS S.A., Class B	1,555	27
Jeronimo Martins SGPS S.A.	1,773	18
Portugal Telecom, SGPS, S.A. (Registered)	5,603	68
Sonae*	5,703	7

		205

Singapore - 0.2%
City Developments Ltd.	5,000	41
ComfortDelgro Corp. Ltd.	11,000	13
Ezra Holdings Ltd.	2,000	3
Hyflux Ltd.	2,000	5
SembCorp Industries Ltd.	5,000	13
SembCorp Marine Ltd.	5,000	13
Singapore Airlines Ltd.	4,000	42

		130

Spain - 3.7%
Abertis Infraestructuras S.A.	2,205	50
Acciona S.A.	154	20
Acerinox S.A.	1,586	33
ACS Actividades de Construccion y Servicios S.A.	1,664	83
Banco Bilbao Vizcaya Argentaria S.A.	23,787	431
Banco Santander S.A.	52,062	855
Ebro Puleva S.A.	853	18
Ferrovial S.A.	3,493	41
Gamesa Corp. Tecnologica S.A.	1,497	25
Gas Natural SDG S.A.	2,904	62
Gestevision Telecinco S.A.	712	10
Iberdrola S.A.	33,087	315
Inditex S.A.	1,562	97
NH Hoteles S.A.*	1,427	7
Repsol YPF S.A.	7,847	209
SOS Corporacion Alimentaria S.A.*	322	1
Viscofan S.A.	261	7
Zardoya Otis S.A.	864	17

		2,281

Sweden - 1.7%
Alfa Laval AB	2,199	30
Assa Abloy AB, Class B	2,351	45
Electrolux AB, Class B*	1,907	45
Elekta AB, Class B	386	9
Hennes & Mauritz AB, Class B	1,859	103
Holmen AB, Class B	362	9
Sandvik AB	7,790	93
Scania AB, Class B	2,526	33
Skanska AB, Class B	2,568	44
SKF AB, Class B	2,516	43

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Sweden - 1.7% continued
SSAB AB, Class A	1,435	$24
Svenska Cellulosa AB, Class B	3,678	49
Svenska Handelsbanken AB, Class A	3,894	111
Telefonaktiebolaget LM Ericsson, Class B	18,806	173
TeliaSonera AB	14,230	103
Volvo AB, Class A	4,313	37
Volvo AB, Class B	9,063	77

		1,028

Switzerland - 4.1%
Adecco S.A. (Registered)	878	48
Credit Suisse Group A.G. (Registered)	7,183	354
Geberit A.G. (Registered)	238	42
Givaudan S.A. (Registered)	55	44
Holcim Ltd. (Registered)*	1,525	118
Novartis A.G. (Registered)	14,429	786
Roche Holding A.G. (Genusschein)	4,475	761
Romande Energie Holding S.A.	1	2
Swiss Reinsurance Co. Ltd. (Registered)	2,226	107
Swisscom A.G. (Registered)	137	52
Xstrata PLC*	13,796	243

		2,557

United Kingdom - 8.0%
Acergy S.A.	1,050	17
Aggreko PLC	1,756	26
Arriva PLC	1,086	9
AstraZeneca PLC	9,338	439
Aviva PLC	17,285	109
Balfour Beatty PLC	4,107	17
British Airways PLC*	4,242	13
Bunzl PLC	2,260	24
Burberry Group PLC	2,789	27
Capita Group (The) PLC	4,107	50
Centrica PLC	32,225	146
Compass Group PLC	11,634	83
Cookson Group PLC*	1,928	13
De La Rue PLC	601	10
Hays PLC	9,531	16
Home Retail Group PLC	5,402	25
HSBC Holdings PLC	110,565	1,262
Inchcape PLC*	33,064	16
Intercontinental Hotels Group PLC	1,704	24
International Power PLC	9,772	48
Invensys PLC	4,870	23
ITV PLC*	23,505	20
Kingfisher PLC	14,864	54
Lloyds Banking Group PLC*	229,070	184
National Grid PLC	15,504	169
Next PLC	1,228	41
Pearson PLC	5,016	72
Persimmon PLC*	2,004	15
Reckitt Benckiser Group PLC	4,578	248
Reed Elsevier PLC	8,134	67
Royal Bank of Scotland Group PLC*	107,390	50
Scottish & Southern Energy PLC	5,817	109
Stagecoach Group PLC	4,130	11
Tesco PLC	50,523	347
Tomkins PLC	5,224	16
TUI Travel PLC	3,329	14
Unilever PLC	8,123	260
Vodafone Group PLC	335,160	776
Wolseley PLC*	1,761	35
WPP PLC	7,829	76

		4,961

United States - 41.0%
3M Co.	4,516	373
Adobe Systems, Inc.*	3,289	121
AES (The) Corp.*	4,149	55
Aetna, Inc.	2,763	88
Aflac, Inc.	2,945	136
Agilent Technologies, Inc.*	2,160	67
Air Products & Chemicals, Inc.	1,322	107
Airgas, Inc.	390	19
Allergan, Inc.	1,937	122
Amazon.com, Inc.*	2,147	289
American Express Co.	7,516	304
Amgen, Inc.*	6,460	365
Apache Corp.	2,099	216
Applied Materials, Inc.	8,391	117
AutoZone, Inc.*	263	42
AvalonBay Communities, Inc.	521	43
Ball Corp.	670	35
Bank of New York Mellon (The) Corp.	7,638	214
Baxter International, Inc.	3,831	225
BB&T Corp.	4,340	110
Becton, Dickinson & Co.	1,513	119
Bed Bath & Beyond, Inc.*	1,650	64
Best Buy Co., Inc.	2,625	104

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
United States - 41.0% continued
Biogen Idec, Inc.*	1,826	$98
Black & Decker Corp.	368	24
BorgWarner, Inc.*	760	25
Boston Properties, Inc.	870	58
Bristol-Myers Squibb Co.	10,883	275
Burlington Northern Santa Fe Corp.	2,140	211
C.H. Robinson Worldwide, Inc.	1,070	63
Calpine Corp.*	2,169	24
Caterpillar, Inc.	4,014	229
Celgene Corp.*	2,904	162
Centerpoint Energy, Inc.	2,380	34
Charles Schwab (The) Corp.	7,313	138
Chesapeake Energy Corp.	4,041	105
Chubb Corp.	2,232	110
Cisco Systems, Inc.*	36,656	877
CME Group, Inc.	423	142
Coach, Inc.	2,012	73
Colgate-Palmolive Co.	3,164	260
Consolidated Edison, Inc.	1,823	83
Cooper Industries PLC	1,106	47
Corning, Inc.	9,812	189
Costco Wholesale Corp.	2,731	162
Crown Castle International Corp.*	1,857	72
CSX Corp.	2,460	119
Cummins, Inc.	1,259	58
Danaher Corp.	1,982	149
Darden Restaurants, Inc.	930	33
Deere & Co.	2,754	149
Dell, Inc.*	12,739	183
Devon Energy Corp.	2,805	206
Discover Financial Services	3,390	50
Dover Corp.	1,159	48
Dun & Bradstreet Corp.	323	27
Eaton Corp.	1,050	67
Ecolab, Inc.	1,472	66
Edison International	2,050	71
Emerson Electric Co.	4,855	207
EOG Resources, Inc.	1,589	155
EQT Corp.	805	35
Equity Residential	1,710	58
Expeditors International of Washington, Inc.	1,390	48
Family Dollar Stores, Inc.	870	24
Fastenal Co.	1,014	42
FedEx Corp.	1,964	164
Fifth Third Bancorp	5,002	49
First Solar, Inc.*	465	63
FPL Group, Inc.	2,582	136
Franklin Resources, Inc.	1,108	117
Gap (The), Inc.	3,275	69
General Mills, Inc.	2,080	147
Genuine Parts Co.	1,020	39
Genworth Financial, Inc., Class A*	3,072	35
Genzyme Corp.*	1,708	84
Gilead Sciences, Inc.*	5,762	249
Google, Inc., Class A*	1,492	925
Harley-Davidson, Inc.	1,455	37
Hartford Financial Services Group, Inc.	2,439	57
Hess Corp.	2,046	124
Hewlett-Packard Co.	15,183	782
Host Hotels & Resorts, Inc.*	3,930	46
Hudson City Bancorp, Inc.	3,265	45
Illinois Tool Works, Inc.	3,221	155
Intel Corp.	35,495	724
IntercontinentalExchange, Inc.*	480	54
International Business Machines Corp.	8,361	1,094
International Paper Co.	2,722	73
J.C. Penney Co., Inc.	1,512	40
Johnson & Johnson	17,701	1,140
Johnson Controls, Inc.	4,221	115
KeyCorp	5,519	31
Kimberly-Clark Corp.	2,635	168
Kimco Realty Corp.	2,760	37
Kraft Foods, Inc., Class A	9,319	253
Limited Brands, Inc.	1,999	38
Lincoln National Corp.	1,930	48
M&T Bank Corp.	741	50
Marriott International, Inc., Class A	2,416	66
Marriott International, Inc., Class A - Fractional Shares*	40,652	—
Martin Marietta Materials, Inc.	275	25
Masco Corp.	2,340	32
Mattel, Inc.	2,348	47
McDonald’s Corp.	6,902	431
MDU Resources Group, Inc.	1,200	28
MeadWestvaco Corp.	1,138	33
MetroPCS Communications, Inc.*	1,637	12
Motorola, Inc.*	14,456	112
National-Oilwell Varco, Inc.	2,712	120
NetApp, Inc.*	2,106	72

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
United States - 41.0% continued
NII Holdings, Inc.*	1,036	$35
NIKE, Inc., Class B	1,930	127
Nordstrom, Inc.	1,357	51
Norfolk Southern Corp.	2,307	121
Northern Trust Corp.(1) (2)	1,185	62
NRG Energy, Inc.*	1,661	39
Nucor Corp.	1,974	92
NYSE Euronext	1,642	41
Omnicom Group, Inc.	1,939	76
Owens-Illinois, Inc.*	779	26
PACCAR, Inc.	2,375	86
People’s United Financial, Inc.	2,147	36
PepsiCo, Inc.	10,013	609
PG&E Corp.	2,335	104
Pitney Bowes, Inc.	1,350	31
PNC Financial Services Group, Inc.	2,909	154
PPL Corp.	2,380	77
Praxair, Inc.	1,944	156
Principal Financial Group, Inc.	2,002	48
Procter & Gamble (The) Co.	18,668	1,132
Progressive (The) Corp.	4,271	77
ProLogis	2,870	39
Public Service Enterprise Group, Inc.	3,207	107
QUALCOMM, Inc.	10,516	486
Questar Corp.	1,109	46
R.R. Donnelley & Sons Co.	1,417	32
Regions Financial Corp.	7,483	40
Rockwell Automation, Inc.	967	45
Roper Industries, Inc.	589	31
RRI Energy, Inc.*	2,138	12
Sempra Energy	1,627	91
Sigma-Aldrich Corp.	800	40
Sprint Nextel Corp.*	19,052	70
SPX Corp.	338	18
St. Jude Medical, Inc.*	2,169	80
Stanley Works (The)	490	25
Staples, Inc.	4,555	112
Starbucks Corp.*	4,812	111
Starwood Hotels & Resorts Worldwide, Inc.	1,180	43
State Street Corp.	3,126	136
SunTrust Banks, Inc.	3,138	64
Sysco Corp.	3,717	104
T.Rowe Price Group, Inc.	1,629	87
Target Corp.	4,771	231
Texas Instruments, Inc.	7,972	208
Thermo Fisher Scientific, Inc.*	2,575	123
Thomson Reuters Corp.	2,597	84
Tiffany & Co.	767	33
TJX Cos., Inc.	2,668	97
Travelers (The) Cos., Inc.	3,397	169
U.S. Bancorp	12,005	270
United Parcel Service, Inc., Class B	4,441	255
United States Steel Corp.	920	51
VF Corp.	711	52
Vornado Realty Trust	1,136	79
Vulcan Materials Co.	790	42
W.W. Grainger, Inc.	461	45
Walt Disney (The) Co.	11,758	379
WellPoint, Inc.*	2,897	169
Wells Fargo & Co.	32,550	878
Weyerhaeuser Co.	1,343	58
Whirlpool Corp.	460	37
Windstream Corp.	2,890	32
Wisconsin Energy Corp.	750	37
Xerox Corp.	5,449	46
XTO Energy, Inc.	3,656	170
Zimmer Holdings, Inc.*	1,353	80

		25,381

Total Common Stocks (Cost $56,276) (3)		60,259

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel A.G. & Co. KGaA	1,136	59
Volkswagen A.G.	660	62

		121

Total Preferred Stocks (Cost $108) (3)		121

INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	563,453	563

Total Investment Companies (Cost $563)		563

RIGHTS - 0.0%
Fortis*	6,339	—

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0% continued
Woodside Petroleum Ltd.	279	$1

Total Rights (Cost $ — ) (3)		1

Total Investments - 98.5% (Cost $56,947)		60,944

Other Assets less Liabilities - 1.5%		958

NET ASSETS - 100.0%		$61,902

(1)	At March 31, 2009, the value of the Fund’s investment in Northern Trust Corp. was approximately $62,000 with no purchases or sales during the nine months ended December 31, 2009.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	The Fund had approximately $563,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
DJ Euro Stoxx 50 (Euro)	12	$511	Long	3/10	$6
S&P 500 E-Mini (U.S. Dollar)	11	611	Long	3/10	8
FTSE 100 Index (British Pound)	3	260	Long	3/10	1
TOPIX Index (Japanese Yen)	2	194	Long	3/10	2

Total					$17

At December 31, 2009, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	42.3%
Euro	16.3
British Pound	10.7
Japanese Yen	9.5
Canadian Dollar	7.2
Australian Dollar	5.2
All other currencies less than 5%	8.8

Total	100.0%

At December 31, 2009, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.9%
Consumer Staples	9.9
Energy	7.8
Financials	22.9
Health Care	9.9
Industrials	11.8
Information Technology	12.6
Materials	7.4
Telecommunication Services	3.3
Utilities	4.5

Total	100.0%

At December 31, 2009, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY (000S)	SETTLEMENT DATE	UNREALIZED GAIN/(LOSS) (000S)
U.S. Dollar	38	Euro	27	01/04/10	—
U.S. Dollar	96	British Pound	60	01/04/10	1
U.S. Dollar	7	Euro	5	03/17/10	—
U.S. Dollar	102	Japanese Yen	9,001	03/17/10	(5)
British Pound	23	U.S. Dollar	38	03/17/10	—

Total					$(4)

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$56,947

Gross tax appreciation of investments	$6,740
Gross tax depreciation of investments	(2,743)

Net tax appreciation of investments	$3,997

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using a quote from a third party provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$3,127	$2,793	$—	$5,920
Consumer Staples	3,015	2,883	—	5,898
Energy	2,177	2,534	—	4,711
Financials	5,979	7,887	—	13,866
Health Care	3,393	2,608	—	6,001
Industrials	3,291	3,821	—	7,112
Information Technology	6,006	1,601	—	7,607
Materials	1,435	3,008	—	4,443
Telecommunication Services	377	1,604	—	1,981
Utilities	1,048	1,672	—	2,720
Preferred Stocks
Consumer Discretionary	—	62	—	62
Consumer Staples	—	59	—	59
Rights	—	—	1	1
Short-Term Investments	563	—	—	563

Total Investments	$30,411	$30,532	$1	$60,944

Other Financial Instruments*	$17	$(4)	$—	$13

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Rights	$—	$—	$1	$—	$—	$1

Total	$—	$—	$1	$—	$—	$1

The amount of change in total unrealized gain on investments in Level 3 securities still held at December 31, 2009 was approximately $1,000.

EQUITY INDEX FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Australia - 8.2%
AGL Energy Ltd.	61,827	$778
Alumina Ltd.*	336,422	552
Amcor Ltd.	167,853	935
AMP Ltd.	277,308	1,670
Aristocrat Leisure Ltd.	55,936	200
Arrow Energy Ltd.*	80,334	297
Asciano Group*	383,303	619
ASX Ltd.	23,580	734
Australia & New Zealand Banking Group Ltd.	342,963	6,978
AXA Asia Pacific Holdings Ltd.	140,164	825
Bendigo and Adelaide Bank Ltd.	47,739	419
BGP Holdings PLC - Fractional Shares*	980,773	—
BHP Billiton Ltd.	460,242	17,624
Billabong International Ltd.	27,813	270
BlueScope Steel Ltd.	251,509	694
Boral Ltd.	81,809	432
Brambles Ltd.	193,287	1,171
Caltex Australia Ltd.*	18,349	152
CFS Retail Property Trust	239,906	406
Coca-Cola Amatil Ltd.	76,853	792
Cochlear Ltd.	7,756	479
Commonwealth Bank of Australia	208,151	10,150
Computershare Ltd.	61,368	626
Crown Ltd.	67,657	484
CSL Ltd.	81,334	2,366
CSR Ltd.	198,752	320
Dexus Property Group	648,123	489
Energy Resources of Australia Ltd.	9,255	198
Fairfax Media Ltd.	291,692	450
Fortescue Metals Group Ltd.*	170,576	672
Foster’s Group Ltd.	265,802	1,308
Goodman Fielder Ltd.	178,044	259
Goodman Group	823,326	463
GPT Group	1,179,655	634
Harvey Norman Holdings Ltd.	73,421	276
Incitec Pivot Ltd.	224,072	710
Insurance Australia Group Ltd.	285,573	1,023
Leighton Holdings Ltd.	20,563	695
Lend Lease Corp. Ltd.	59,940	546
Macquarie Group Ltd.	45,848	1,963
Macquarie Infrastructure Group	311,652	371
MAp Group	105,702	285
Metcash Ltd.	105,824	424
Mirvac Group	370,605	516
National Australia Bank Ltd.	287,002	6,984
Newcrest Mining Ltd.	66,618	2,088
Nufarm Ltd.	24,201	236
OneSteel Ltd.	182,927	544
Orica Ltd.	49,682	1,152
Origin Energy Ltd.	120,661	1,811
OZ Minerals Ltd.*	430,651	450
Paladin Energy Ltd.*	88,780	330
Qantas Airways Ltd.	156,186	415
QBE Insurance Group Ltd.	138,286	3,156
Rio Tinto Ltd.	59,582	3,942
Santos Ltd.	114,409	1,441
Sims Metal Management Ltd.	22,246	436
Sonic Healthcare Ltd.	50,732	699
SP AusNet	178,711	146
Stockland	328,497	1,154
Suncorp-Metway Ltd.	173,238	1,338
TABCORP Holdings Ltd.	83,497	518
Tatts Group Ltd.	167,152	365
Telstra Corp. Ltd.	600,257	1,840
Toll Holdings Ltd.	91,212	711
Transurban Group	160,071	793
Wesfarmers Ltd.	137,404	3,820
Wesfarmers Ltd. - PPS	20,942	582
Westfield Group	283,710	3,164
Westpac Banking Corp.	402,954	9,070
Woodside Petroleum Ltd.	73,935	3,107
Woolworths Ltd.	168,288	4,215
WorleyParsons Ltd.	22,613	586

		116,348

Austria - 0.3%
Erste Group Bank A.G.	25,997	964
Immoeast A.G.*	57,496	315
OMV A.G.	20,703	907
Raiffeisen International Bank Holding A.G.	7,436	421
Telekom Austria A.G.	42,837	611
Verbund - Oesterreichische Elektrizitaetswirtschafts A.G., Class A	10,654	452
Vienna Insurance Group	5,312	273
Voestalpine A.G.	16,222	591

		4,534

Belgium - 0.9%
Anheuser-Busch InBev N.V.	98,737	5,101

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Belgium - 0.9% continued
Belgacom S.A.	20,995	$757
Cie Nationale A Portefeuille	4,440	237
Colruyt S.A.	2,078	501
Delhaize Group S.A.	13,614	1,043
Dexia S.A.*	72,644	457
Fortis*	307,948	1,141
Groupe Bruxelles Lambert S.A.	11,114	1,046
KBC Groep N.V.*	22,153	959
Mobistar S.A.	4,156	284
Solvay S.A., Class A	8,180	882
UCB S.A.	13,923	583
Umicore*	15,739	524

		13,515

China - 0.0%
Foxconn International Holdings Ltd.*	297,000	342

Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	77,793	542

Denmark - 0.9%
A.P. Moller - Maersk A/S, Class A	76	512
A.P. Moller - Maersk A/S, Class B	182	1,273
Carlsberg A/S, Class B	14,747	1,088
Coloplast A/S, Class B	3,144	286
Danske Bank A/S*	62,471	1,422
DSV A/S*	28,833	517
H. Lundbeck A/S	8,277	151
Novo-Nordisk A/S, Class B	59,567	3,811
Novozymes A/S, Class B	6,369	661
Topdanmark A/S*	1,971	267
TrygVesta A/S	3,551	235
Vestas Wind Systems A/S*	28,084	1,718
William Demant Holding A/S*	3,267	246

		12,187

Finland - 1.1%
Elisa OYJ	18,364	420
Fortum OYJ	61,206	1,658
Kesko OYJ, Class B	9,160	302
Kone OYJ, Class B	21,208	906
Metso OYJ	17,590	619
Neste Oil OYJ	17,625	313
Nokia OYJ	512,868	6,584
Nokian Renkaat OYJ	14,635	355
Orion OYJ, Class B	12,359	266
Outokumpu OYJ	16,338	307
Pohjola Bank PLC	19,297	209
Rautaruukki OYJ	11,690	268
Sampo OYJ, Class A	57,858	1,404
Sanoma OYJ	11,121	250
Stora Enso OYJ, Class R*	80,025	561
UPM-Kymmene OYJ	71,570	851
Wartsila OYJ	11,564	462

		15,735

France - 10.2%
Accor S.A.	20,185	1,096
Aeroports de Paris	4,102	330
Air France-KLM*	18,962	296
Air Liquide S.A.	34,279	4,046
Alcatel-Lucent*	319,566	1,070
Alstom S.A.	27,807	1,932
Atos Origin S.A.*	6,262	285
AXA S.A.	232,400	5,496
BioMerieux	1,912	222
BNP Paribas	129,782	10,241
Bouygues S.A.	30,830	1,608
Bureau Veritas S.A.	6,758	350
Cap Gemini S.A.	20,204	915
Carrefour S.A.	86,787	4,173
Casino Guichard Perrachon S.A.	7,604	681
Christian Dior S.A.	8,773	902
Cie de Saint-Gobain	52,539	2,820
Cie Generale d’Optique Essilor International S.A.	27,717	1,650
CNP Assurances	5,120	496
Compagnie Generale de Geophysique-Veritas*	19,735	421
Compagnie Generale des Establissements Michelin, Class B	20,324	1,559
Credit Agricole S.A.	127,772	2,227
Danone	75,253	4,583
Dassault Systemes S.A.	8,953	510
EDF S.A.	32,276	1,921
Eiffage S.A.	5,581	315
Eramet	732	228
Eurazeo	3,849	269
Eutelsat Communications	13,691	439
Fonciere Des Regions	2,846	291
France Telecom S.A.	254,278	6,349
GDF Suez	170,249	7,386
GDF Suez (VVPR)*	8,064	—

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
France - 10.2% continued
Gecina S.A.	2,589	$280
Hermes International	7,277	968
ICADE	2,720	259
Iliad S.A.	2,265	270
Imerys S.A.	4,681	278
Ipsen S.A.	3,525	196
JC Decaux S.A.*	9,279	225
Klepierre	12,539	510
Lafarge S.A.	27,519	2,263
Lagardere S.C.A.	16,280	657
Legrand S.A.	14,546	406
L’Oreal S.A.	32,782	3,640
LVMH Moet Hennessy Louis Vuitton S.A.	33,499	3,761
M6-Metropole Television	8,980	230
Natixis*	119,911	597
Neopost S.A.	4,322	357
PagesJaunes Groupe	17,028	190
Pernod-Ricard S.A.	27,265	2,340
Peugeot S.A.*	20,958	702
PPR	10,470	1,255
Publicis Groupe	16,235	659
Renault S.A.*	25,521	1,300
Safran S.A.	25,922	504
Sanofi-Aventis S.A.	144,279	11,309
Schneider Electric S.A.	32,234	3,734
SCOR S.E.	22,862	571
SES S.A.	39,023	875
Societe BIC S.A.	3,697	256
Societe Des Autoroutes Paris-Rhin-Rhone*	3,147	241
Societe Generale	86,110	5,958
Societe Television Francaise 1	16,430	303
Sodexo	13,022	744
Suez Environnement Co.	37,154	858
Technip S.A.	14,311	1,003
Thales S.A.	12,359	633
Total S.A.	289,708	18,565
Unibail-Rodamco S.E.	12,056	2,654
Vallourec S.A.	7,800	1,419
Veolia Environnement	54,415	1,789
Vinci S.A.	59,969	3,359
Vivendi	167,526	4,946

		146,171

Germany - 7.5%
Adidas A.G.	26,680	1,440
Allianz S.E. (Registered)	62,072	7,726
BASF S.E.	125,844	7,806
Bayer A.G.	113,328	9,058
Bayerische Motoren Werke A.G.	45,664	2,076
Beiersdorf A.G.	12,176	800
Celesio A.G.	11,728	298
Commerzbank A.G.*	97,518	818
Daimler A.G. (Registered)	123,520	6,599
Deutsche Bank A.G. (Registered)	81,082	5,715
Deutsche Boerse A.G.	26,869	2,234
Deutsche Lufthansa A.G. (Registered)	32,206	541
Deutsche Post A.G. (Registered)	115,422	2,221
Deutsche Postbank A.G.*	12,012	393
Deutsche Telekom A.G. (Registered)	388,165	5,733
E.ON A.G.	260,574	10,878
Fraport A.G. Frankfurt Airport Services Worldwide	5,084	264
Fresenius Medical Care A.G. & Co. KGaA	26,391	1,397
Fresenius S.E.	3,969	247
GEA Group A.G.	21,586	481
Hannover Rueckversicherung A.G. (Registered)*	8,316	390
HeidelbergCement A.G.	19,383	1,333
Henkel A.G. & Co. KGaA	17,945	801
Hochtief A.G.	5,800	443
Infineon Technologies A.G.*	149,871	827
K+S A.G.	23,759	1,366
Linde A.G.	20,698	2,491
MAN S.E.	14,583	1,136
Merck KGaA	8,910	833
Metro A.G.	15,640	953
Muenchener Rueckversicherungs A.G. (Registered)	27,005	4,210
Puma A.G. Rudolf Dassler Sport	718	238
RWE A.G.	57,329	5,571
Salzgitter A.G.	5,387	527
SAP A.G.	117,480	5,541
Siemens A.G. (Registered)	112,779	10,344
Solarworld A.G.	11,539	253
Suedzucker A.G.	9,399	195
ThyssenKrupp A.G.	46,117	1,737
TUI A.G.*	18,428	154
United Internet A.G. (Registered)*	17,486	231
Volkswagen A.G.	6,099	675

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Germany - 7.5% continued
Wacker Chemie A.G.	2,164	$377

		107,351

Greece - 0.5%
Alpha Bank A.E.*	64,008	741
Coca Cola Hellenic Bottling Co. S.A.	25,192	574
EFG Eurobank Ergasias S.A.*	44,289	491
Hellenic Petroleum S.A.	13,011	145
Hellenic Telecommunications Organization S.A.	33,738	494
Marfin Investment Group S.A.*	89,277	254
National Bank of Greece S.A.*	83,548	2,130
OPAP S.A.	30,798	674
Piraeus Bank S.A.*	41,490	473
Public Power Corp. S.A.*	15,977	295
Titan Cement Co. S.A.	8,000	232

		6,503

Guernsey - 0.0%
Resolution Ltd.*	332,230	480

Hong Kong - 2.3%
ASM Pacific Technology Ltd.	27,200	256
Bank of East Asia Ltd.	202,320	794
BOC Hong Kong Holdings Ltd.	508,500	1,144
Cathay Pacific Airways Ltd.*	150,000	278
Cheung Kong Holdings Ltd.	189,000	2,424
Cheung Kong Infrastructure Holdings Ltd.	62,000	235
Chinese Estates Holdings Ltd.*	96,000	163
CLP Holdings Ltd.	277,501	1,875
Esprit Holdings Ltd.	154,800	1,019
Genting Singapore PLC*	641,380	587
Hang Lung Group Ltd.	110,000	544
Hang Lung Properties Ltd.	286,000	1,117
Hang Seng Bank Ltd.	105,000	1,545
Henderson Land Development Co. Ltd.	148,000	1,103
Hong Kong & China Gas Co. Ltd.	541,890	1,352
Hong Kong Aircraft Engineerg Co. Ltd.	9,200	119
Hong Kong Exchanges and Clearing Ltd.*	139,000	2,475
Hongkong Electric Holdings Ltd.	191,500	1,041
Hopewell Holdings Ltd.	79,500	256
Hutchison Whampoa Ltd.	294,000	2,011
Hysan Development Co. Ltd.	87,267	247
Kerry Properties Ltd.	98,199	496
Li & Fung Ltd.	310,800	1,279
Lifestyle International Holdings Ltd.*	79,500	147
Link REIT (The)	298,754	760
Mongolia Energy Co. Ltd.*	423,000	215
MTR Corp.	197,078	677
New World Development Ltd.	347,139	709
Noble Group Ltd.	211,400	484
NWS Holdings Ltd.	115,000	211
Orient Overseas International Ltd.	29,700	138
PCCW Ltd.	494,000	119
Shangri-La Asia Ltd.	180,000	337
Sino Land Co. Ltd.	232,038	448
Sun Hung Kai Properties Ltd.	194,000	2,879
Swire Pacific Ltd., Class A	106,000	1,278
Television Broadcasts Ltd.	40,000	192
Wharf Holdings Ltd.	190,000	1,086
Wheelock & Co. Ltd.	126,000	383
Wing Hang Bank Ltd.	24,500	228
Yue Yuen Industrial Holdings Ltd.	91,000	263

		32,914

Ireland - 0.5%
Anglo Irish Bank Corp. Ltd.*	93,434	—
CRH PLC	95,474	2,586
Elan Corp. PLC*	68,374	428
Experian PLC	139,399	1,378
Kerry Group PLC, Class A	19,311	569
Ryanair Holdings PLC ADR*	5,370	144
Shire PLC	77,288	1,512

		6,617

Italy - 3.4%
A2A S.p.A.	152,175	318
Assicurazioni Generali S.p.A.	159,713	4,282
Atlantia S.p.A.	35,549	924
Autogrill S.p.A.*	14,004	176
Banca Carige S.p.A.	89,611	238
Banca Monte dei Paschi di Siena S.p.A.	300,595	526
Banca Popolare di Milano Scarl	54,051	383
Banco Popolare S.C.*	88,082	659
Enel S.p.A.	900,952	5,232
ENI S.p.A.	356,764	9,083
Exor S.p.A.	10,014	194
Fiat S.p.A.*	105,418	1,534
Finmeccanica S.p.A.	55,945	892
Fondiaria-Sai S.p.A.	8,780	139
Intesa Sanpaolo S.p.A.*	1,053,870	4,722

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Italy - 3.4% continued
Intesa Sanpaolo S.p.A. (RSP)	128,450	$429
Italcementi S.p.A.	10,066	137
Luxottica Group S.p.A.	16,020	415
Mediaset S.p.A.	97,980	801
Mediobanca S.p.A.*	65,327	775
Mediolanum S.p.A.	30,695	191
Parmalat S.p.A.	235,476	660
Pirelli & C. S.p.A.*	362,480	216
Prysmian S.p.A.	13,807	242
Saipem S.p.A.	36,522	1,255
Snam Rete Gas S.p.A.	197,534	982
Telecom Italia S.p.A.	1,384,028	2,147
Telecom Italia S.p.A. (RSP)	831,686	918
Tenaris S.A.	65,135	1,393
Terna S.p.A.	180,069	775
UniCredit S.p.A.*	1,950,416	6,488
Unione di Banche Italiane SCPA	79,031	1,132
Unipol Gruppo Finanziario S.p.A.*	99,457	136

		48,394

Japan - 20.3%
77 Bank (The) Ltd.	46,000	243
ABC-Mart, Inc.	3,500	97
Acom Co. Ltd.	5,250	80
Advantest Corp.	22,000	572
Aeon Co. Ltd.	88,000	712
Aeon Credit Service Co. Ltd.	10,900	105
Aeon Mall Co. Ltd.	11,300	219
Aioi Insurance Co. Ltd.	67,000	320
Air Water, Inc.	19,569	230
Aisin Seiki Co. Ltd.	26,400	755
Ajinomoto Co., Inc.	92,000	866
Alfresa Holdings Corp.	5,100	202
All Nippon Airways Co. Ltd.	117,000	317
Amada Co. Ltd.	48,000	298
Aozora Bank Ltd.*	101,000	107
Asahi Breweries Ltd.	53,200	976
Asahi Glass Co. Ltd.	139,000	1,302
Asahi Kasei Corp.	174,000	869
Asics Corp.	22,000	197
Astellas Pharma, Inc.	61,700	2,298
Bank of Kyoto (The) Ltd.	42,000	339
Bank of Yokohama (The) Ltd.	167,000	756
Benesse Holdings, Inc.	10,300	431
Bridgestone Corp.	84,100	1,474
Brother Industries Ltd.	30,600	350
Canon Marketing Japan, Inc.	9,100	134
Canon, Inc.	146,100	6,176
Casio Computer Co. Ltd.	33,100	263
Central Japan Railway Co.	207	1,381
Chiba Bank (The) Ltd.	104,000	621
Chiyoda Corp.	21,746	165
Chubu Electric Power Co., Inc.	90,300	2,152
Chugai Pharmaceutical Co. Ltd.	30,855	575
Chugoku Bank (The) Ltd.	24,000	296
Chugoku Electric Power (The) Co., Inc.	38,200	728
Chuo Mitsui Trust Holdings, Inc.*	124,000	414
Citizen Holdings Co. Ltd.	39,600	225
Coca-Cola West Co. Ltd.	7,700	135
Cosmo Oil Co. Ltd.	79,000	165
Credit Saison Co. Ltd.	21,700	243
Dai Nippon Printing Co. Ltd.	77,000	971
Daicel Chemical Industries Ltd.	37,000	216
Daido Steel Co. Ltd.	40,000	148
Daihatsu Motor Co. Ltd.	26,000	259
Daiichi Sankyo Co. Ltd.	92,700	1,940
Daikin Industries Ltd.	32,300	1,261
Dainippon Sumitomo Pharma Co. Ltd.	22,500	235
Daito Trust Construction Co. Ltd.	10,800	509
Daiwa House Industry Co. Ltd.	70,000	749
Daiwa Securities Group, Inc.	228,000	1,143
Dena Co. Ltd.	36	212
Denki Kagaku Kogyo KK	66,000	295
Denso Corp.	67,000	2,008
Dentsu, Inc.	22,918	527
Dowa Holdings Co. Ltd.	36,000	200
East Japan Railway Co.	46,422	2,929
Eisai Co. Ltd.	34,700	1,272
Electric Power Development Co. Ltd.	18,300	519
Elpida Memory, Inc.*	24,400	398
FamilyMart Co. Ltd.	8,100	239
Fanuc Ltd.	26,100	2,427
Fast Retailing Co. Ltd.	6,600	1,232
Fuji Electric Holdings Co. Ltd.*	74,000	128
Fuji Heavy Industries Ltd.*	81,000	393
Fuji Media Holdings, Inc.	64	88
FUJIFILM Holdings Corp.	63,800	1,906
Fujitsu Ltd.	257,000	1,653
Fukuoka Financial Group, Inc.	107,000	371

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 20.3% continued
Furukawa Electric Co. Ltd.	87,000	$362
GS Yuasa Corp.	51,000	374
Gunma Bank (The) Ltd.	53,000	269
Hachijuni Bank (The) Ltd.	58,523	340
Hakuhodo DY Holdings, Inc.	3,180	154
Hankyu Hanshin Holdings, Inc.	157,800	701
Hino Motors Ltd.*	36,000	125
Hirose Electric Co. Ltd.	4,100	427
Hiroshima Bank (The) Ltd.	68,000	261
Hisamitsu Pharmaceutical Co., Inc.	9,200	297
Hitachi Chemical Co. Ltd.	14,400	290
Hitachi Construction Machinery Co. Ltd.	14,800	386
Hitachi High-Technologies Corp.	9,500	187
Hitachi Ltd.*	614,000	1,881
Hitachi Metals Ltd.	23,000	219
Hokkaido Electric Power Co., Inc.	25,100	455
Hokuhoku Financial Group, Inc.	171,000	348
Hokuriku Electric Power Co.	25,800	561
Honda Motor Co. Ltd.	226,200	7,648
Hoya Corp.	57,000	1,511
Ibiden Co. Ltd.	17,700	630
Idemitsu Kosan Co. Ltd.	3,100	180
IHI Corp.*	183,000	290
INPEX Corp.	114	856
Isetan Mitsukoshi Holdings Ltd.	48,900	441
Isuzu Motors Ltd.*	164,000	306
Ito En Ltd.	8,500	127
Itochu Corp.	207,000	1,522
Itochu Techno-Solutions Corp.	4,000	107
Iyo Bank (The) Ltd.	33,000	267
J Front Retailing Co. Ltd.	66,200	292
Jafco Co. Ltd.	4,300	103
Japan Airlines Corp.*	125,000	90
Japan Petroleum Exploration Co.	3,900	171
Japan Prime Realty Investment Corp.	78	161
Japan Real Estate Investment Corp.	67	492
Japan Retail Fund Investment Corp.	48	215
Japan Steel Works (The) Ltd.	46,000	578
Japan Tobacco, Inc.	620	2,092
JFE Holdings, Inc.	67,100	2,642
JGC Corp.	29,000	534
Joyo Bank (The) Ltd.	89,000	355
JS Group Corp.	34,500	594
JSR Corp.	24,700	501
JTEKT Corp.	26,500	339
Jupiter Telecommunications Co. Ltd.	335	332
Kajima Corp.	117,000	235
Kamigumi Co. Ltd.	36,000	262
Kaneka Corp.	41,000	260
Kansai Electric Power (The) Co., Inc.	104,200	2,349
Kansai Paint Co. Ltd.	30,000	249
Kao Corp.	74,400	1,737
Kawasaki Heavy Industries Ltd.	195,000	492
Kawasaki Kisen Kaisha Ltd.*	85,000	241
KDDI Corp.	402	2,120
Keihin Electric Express Railway Co. Ltd.	61,000	447
Keio Corp.	79,000	476
Keisei Electric Railway Co. Ltd.	37,000	202
Keyence Corp.	5,660	1,167
Kikkoman Corp.	23,000	281
Kinden Corp.	18,000	152
Kintetsu Corp.	223,000	738
Kirin Holdings Co. Ltd.	115,000	1,833
Kobe Steel Ltd.*	343,000	621
Koito Manufacturing Co. Ltd.	13,814	220
Komatsu Ltd.	129,500	2,700
Konami Corp.	13,100	234
Konica Minolta Holdings, Inc.	66,000	677
Kubota Corp.	151,000	1,389
Kuraray Co. Ltd.	47,500	556
Kurita Water Industries Ltd.	15,500	484
Kyocera Corp.	22,400	1,975
Kyowa Hakko Kirin Co. Ltd.	36,000	379
Kyushu Electric Power Co., Inc.	52,200	1,073
Lawson, Inc.	8,900	392
Mabuchi Motor Co. Ltd.	4,000	197
Makita Corp.	15,400	524
Marubeni Corp.	227,000	1,236
Marui Group Co. Ltd.*	31,100	191
Maruichi Steel Tube Ltd.	5,300	106
Matsui Securities Co. Ltd.	16,800	117
Mazda Motor Corp.*	203,000	464
McDonald’s Holdings Co. Japan Ltd.	9,400	179
MEDIPAL HOLDINGS CORP.	20,200	249
MEIJI Holdings Co. Ltd.*	9,412	354
Minebea Co. Ltd.	50,000	270
Mitsubishi Chemical Holdings Corp.	166,000	699
Mitsubishi Corp.	174,000	4,326

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 20.3% continued
Mitsubishi Electric Corp.*	266,000	$1,964
Mitsubishi Estate Co. Ltd.	161,000	2,554
Mitsubishi Gas Chemical Co., Inc.	53,000	266
Mitsubishi Heavy Industries Ltd.	418,000	1,468
Mitsubishi Logistics Corp.	16,000	187
Mitsubishi Materials Corp.*	149,000	365
Mitsubishi Motors Corp.*	496,000	683
Mitsubishi Rayon Co. Ltd.	70,000	280
Mitsubishi Tanabe Pharma Corp.*	31,000	385
Mitsubishi UFJ Financial Group, Inc.	1,727,165	8,456
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,830	235
Mitsui & Co. Ltd.	236,900	3,354
Mitsui Chemicals, Inc.	109,000	280
Mitsui Engineering & Shipbuilding Co. Ltd.	104,000	249
Mitsui Fudosan Co. Ltd.	115,000	1,931
Mitsui Mining & Smelting Co. Ltd.*	77,000	199
Mitsui O.S.K. Lines Ltd.	158,000	829
Mitsui Sumitomo Insurance Group Holdings, Inc.	58,000	1,472
Mitsumi Electric Co. Ltd.	11,700	206
Mizuho Financial Group, Inc.	1,870,918	3,348
Mizuho Securities Co. Ltd.	79,000	236
Mizuho Trust & Banking Co. Ltd.*	208,000	193
Murata Manufacturing Co. Ltd.	29,500	1,457
Namco Bandai Holdings, Inc.	27,600	263
NEC Corp.*	347,000	894
NGK Insulators Ltd.	35,000	762
NGK Spark Plug Co. Ltd.	22,000	248
NHK Spring Co. Ltd.	22,000	204
Nidec Corp.	15,000	1,379
Nikon Corp.	44,200	872
Nintendo Co. Ltd.	13,500	3,200
Nippon Building Fund, Inc.	71	538
Nippon Electric Glass Co. Ltd.	47,500	648
Nippon Express Co. Ltd.	117,000	479
Nippon Meat Packers, Inc.	25,000	287
Nippon Mining Holdings, Inc.	121,500	520
Nippon Oil Corp.	171,000	792
Nippon Paper Group, Inc.	12,758	326
Nippon Sheet Glass Co. Ltd.	87,000	249
Nippon Steel Corp.	697,000	2,818
Nippon Telegraph & Telephone Corp.	70,952	2,791
Nippon Yusen Kabushiki Kaisha	206,000	630
Nipponkoa Insurance Co. Ltd.	90,000	509
Nishi-Nippon City Bank (The) Ltd.	94,000	230
Nissan Chemical Industries Ltd.	19,000	271
Nissan Motor Co. Ltd.*	339,600	2,968
Nissay Dowa General Insurance Co. Ltd.	24,000	114
Nissha Printing Co. Ltd.	3,792	186
Nisshin Seifun Group, Inc.	26,000	349
Nisshin Steel Co. Ltd.	97,000	171
Nisshinbo Holdings, Inc.	18,000	165
Nissin Foods Holdings Co. Ltd.	9,600	313
Nitori Co. Ltd.	5,150	383
Nitto Denko Corp.	22,700	809
NOK Corp.	15,600	215
Nomura Holdings, Inc.	487,600	3,593
Nomura Real Estate Holdings, Inc.	12,700	187
Nomura Real Estate Office Fund, Inc.	38	206
Nomura Research Institute Ltd.	13,900	272
NSK Ltd.	64,000	470
NTN Corp.	65,000	292
NTT Data Corp.	174	537
NTT DoCoMo, Inc.	2,104	2,931
NTT Urban Development Corp.	155	103
Obayashi Corp.	89,000	303
Obic Co. Ltd.	950	155
Odakyu Electric Railway Co. Ltd.	86,000	659
OJI Paper Co. Ltd.	117,000	487
Olympus Corp.	29,900	961
Omron Corp.	28,000	499
Ono Pharmaceutical Co. Ltd.	11,600	496
Oracle Corp. Japan	5,300	220
Oriental Land Co. Ltd.	6,900	453
ORIX Corp.	14,420	981
Osaka Gas Co. Ltd.	267,000	900
Otsuka Corp.	2,100	104
Panasonic Corp.	268,300	3,837
Panasonic Electric Works Co. Ltd.	52,000	625
Rakuten, Inc.*	992	754
Resona Holdings, Inc.	66,610	673
Ricoh Co. Ltd.	92,000	1,298
Rinnai Corp.	5,200	250
Rohm Co. Ltd.	13,500	877
Sankyo Co. Ltd.	7,400	369
Santen Pharmaceutical Co. Ltd.	10,200	326
Sanyo Electric Co. Ltd.*	232,000	426
Sapporo Hokuyo Holdings, Inc.	39,800	144
Sapporo Holdings Ltd.	35,000	191

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 20.3% continued
SBI Holdings, Inc.	2,303	$409
Secom Co. Ltd.	28,900	1,367
Sega Sammy Holdings, Inc.	27,300	325
Seiko Epson Corp.	19,200	308
Sekisui Chemical Co. Ltd.	60,000	371
Sekisui House Ltd.	74,000	664
Senshu Ikeda Holdings, Inc.*	66,458	242
Seven & I Holdings Co. Ltd.	106,100	2,153
Seven Bank Ltd.	72	143
Sharp Corp.	138,000	1,736
Shikoku Electric Power Co., Inc.	24,500	632
Shimadzu Corp.	34,000	225
Shimamura Co. Ltd.	3,100	295
Shimano, Inc.	9,200	368
Shimizu Corp.	81,000	290
Shin-Etsu Chemical Co. Ltd.	56,100	3,162
Shinko Electric Industries Co. Ltd.	9,300	134
Shinsei Bank Ltd.*	126,000	137
Shionogi & Co. Ltd.	41,100	889
Shiseido Co. Ltd.	48,000	920
Shizuoka Bank (The) Ltd.	82,000	711
Showa Denko KK	189,000	377
Showa Shell Sekiyu KK	26,000	212
SMC Corp.	7,400	836
Softbank Corp.	103,400	2,417
Sojitz Corp.	169,600	319
Sompo Japan Insurance, Inc.	122,000	776
Sony Corp.	137,400	3,983
Sony Financial Holdings, Inc.	120	313
Square Enix Holdings Co. Ltd.	8,500	178
Stanley Electric Co. Ltd.	19,500	392
Sumco Corp.	16,000	281
Sumitomo Chemical Co. Ltd.	217,000	947
Sumitomo Corp.	155,000	1,560
Sumitomo Electric Industries Ltd.	103,900	1,288
Sumitomo Heavy Industries Ltd.*	79,000	399
Sumitomo Metal Industries Ltd.	463,000	1,234
Sumitomo Metal Mining Co. Ltd.	72,000	1,061
Sumitomo Mitsui Financial Group, Inc.	125,332	3,573
Sumitomo Realty & Development Co. Ltd.	52,000	975
Sumitomo Rubber Industries Ltd.	23,200	200
Sumitomo Trust & Banking (The) Co. Ltd.	196,000	953
Suruga Bank Ltd.	28,000	243
Suzuken Co. Ltd.	9,700	318
Suzuki Motor Corp.	48,600	1,193
Sysmex Corp.	4,628	242
T&D Holdings, Inc.	38,900	793
Taiheiyo Cement Corp.*	119,000	135
Taisei Corp.	136,000	233
Taisho Pharmaceutical Co. Ltd.	17,000	291
Taiyo Nippon Sanso Corp.	39,000	414
Takashimaya Co. Ltd.	42,000	266
Takeda Pharmaceutical Co. Ltd.	102,600	4,212
TDK Corp.	16,100	982
Teijin Ltd.	129,000	415
Terumo Corp.	23,200	1,388
THK Co. Ltd.	16,600	293
Tobu Railway Co. Ltd.	112,000	584
Toho Co. Ltd.	15,500	251
Toho Gas Co. Ltd.	62,000	329
Tohoku Electric Power Co., Inc.	58,800	1,162
Tokio Marine Holdings, Inc.	99,700	2,706
Tokuyama Corp.	39,000	217
Tokyo Electric Power (The) Co., Inc.	166,900	4,183
Tokyo Electron Ltd.	23,600	1,509
Tokyo Gas Co. Ltd.	318,000	1,268
Tokyo Steel Manufacturing Co. Ltd.	13,500	152
Tokyo Tatemono Co. Ltd.	52,000	198
Tokyu Corp.	156,000	621
Tokyu Land Corp.	61,000	224
TonenGeneral Sekiyu KK	39,000	325
Toppan Printing Co. Ltd.	77,000	623
Toray Industries, Inc.	183,000	986
Toshiba Corp.*	550,000	3,033
Tosoh Corp.	71,000	195
TOTO Ltd.	35,000	221
Toyo Seikan Kaisha Ltd.	20,800	315
Toyo Suisan Kaisha Ltd.	12,000	275
Toyoda Gosei Co. Ltd.	9,100	274
Toyota Boshoku Corp.	9,300	207
Toyota Industries Corp.	24,700	733
Toyota Motor Corp.	401,900	16,886
Toyota Tsusho Corp.	29,200	431
Trend Micro, Inc.*	14,500	551
Tsumura & Co.	8,300	267
Ube Industries Ltd.	139,000	381
UniCharm Corp.	5,700	534
UNY Co. Ltd.	25,100	175

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 20.3% continued
Ushio, Inc.	15,400	$256
USS Co. Ltd.	3,110	189
West Japan Railway Co.	234	783
Yahoo! Japan Corp.	1,999	598
Yakult Honsha Co. Ltd.	13,300	400
Yamada Denki Co. Ltd.	11,960	804
Yamaguchi Financial Group, Inc.	29,000	268
Yamaha Corp.	22,000	262
Yamaha Motor Co. Ltd.*	29,500	370
Yamato Holdings Co. Ltd.	53,500	740
Yamato Kogyo Co. Ltd.	6,000	194
Yamazaki Baking Co. Ltd.	17,000	201
Yaskawa Electric Corp.	33,000	275
Yokogawa Electric Corp.	31,700	277

		290,247

Macau - 0.0%
Sands China Ltd.*	277,728	339

Netherlands - 4.4%
Aegon N.V.*	215,270	1,372
Akzo Nobel N.V.	31,491	2,076
ArcelorMittal	117,523	5,330
ASML Holding N.V.	58,769	1,999
Corio N.V.	7,376	504
European Aeronautic Defence & Space Co. N.V.	56,174	1,122
Fugro N.V. - CVA	9,241	528
Heineken Holding N.V.	15,232	638
Heineken N.V.	33,783	1,601
ING Groep N.V. - CVA*	498,127	4,815
James Hardie Industries N.V.*	59,696	450
Koninklijke Ahold N.V.	164,340	2,180
Koninklijke Boskalis Westminster N.V.	8,834	340
Koninklijke DSM N.V.	21,292	1,044
Koninklijke KPN N.V.	228,477	3,875
Koninklijke Philips Electronics N.V.	132,970	3,937
Koninklijke Vopak N.V.*	4,340	343
Qiagen N.V.*	31,275	699
Randstad Holding N.V.*	14,041	694
Reed Elsevier N.V.	99,733	1,224
Royal Dutch Shell PLC, Class A (London Exchange)	486,200	14,680
Royal Dutch Shell PLC, Class B (London Exchange)	369,534	10,768
SBM Offshore N.V.	22,655	443
TNT N.V.	51,161	1,566
Wolters Kluwer N.V.	38,404	842

		63,070

New Zealand - 0.1%
Auckland International Airport Ltd.	121,175	177
Contact Energy Ltd.*	42,047	187
Fletcher Building Ltd.	83,000	479
Sky City Entertainment Group Ltd.	81,063	193
Telecom Corp. of New Zealand Ltd.	254,198	460

		1,496

Norway - 0.8%
DnB NOR ASA*	123,333	1,339
Norsk Hydro ASA*	94,250	783
Orkla ASA	106,450	1,039
Renewable Energy Corp. ASA*	45,808	350
Seadrill Ltd.	38,600	978
Statoil ASA	153,552	3,830
Telenor ASA*	114,400	1,604
Yara International ASA	26,150	1,184

		11,107

Portugal - 0.3%
Banco Comercial Portugues
S.A., Class R	320,466	385
Banco Espirito Santo S.A. (Registered)	71,766	466
Brisa Auto-Estradas de Portugal S.A.	24,997	255
Cimpor Cimentos de Portugal SGPS S.A.	32,554	300
Energias de Portugal S.A.	241,126	1,067
Galp Energia SGPS S.A., Class B	21,201	365
Jeronimo Martins SGPS S.A.	30,424	303
Portugal Telecom, SGPS, S.A. (Registered)	80,346	977

		4,118

Singapore - 1.4%
Ascendas Real Estate Investment Trust	207,213	324
CapitaLand Ltd.	350,500	1,038
CapitaMall Trust	306,600	389
CapitaMalls Asia Ltd.*	187,718	339
City Developments Ltd.	69,000	563
ComfortDelgro Corp. Ltd.	260,000	302
Cosco Corp. Singapore Ltd.	134,000	113
DBS Group Holdings Ltd.	235,029	2,555
Fraser and Neave Ltd.	134,563	400
Golden Agri-Resources Ltd.*	874,787	315
Jardine Cycle & Carriage Ltd.	15,576	297

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Singapore - 1.4% continued
Keppel Corp. Ltd.	176,000	$1,024
Neptune Orient Lines Ltd.	125,750	146
Olam International Ltd.	164,381	308
Oversea-Chinese Banking Corp. Ltd.	351,307	2,261
SembCorp Industries Ltd.	135,600	354
SembCorp Marine Ltd.	114,400	298
Singapore Airlines Ltd.	72,067	761
Singapore Exchange Ltd.	118,000	696
Singapore Press Holdings Ltd.	220,000	572
Singapore Technologies Engineering Ltd.	187,000	430
Singapore Telecommunications Ltd.	1,086,600	2,393
StarHub Ltd.	86,000	131
United Overseas Bank Ltd.	167,000	2,324
UOL Group Ltd.	71,700	206
Wilmar International Ltd.	176,000	799
Yangzijiang Shipbuilding Holdings Ltd.	230,566	197

		19,535

Spain - 4.5%
Abertis Infraestructuras S.A.	38,883	877
Acciona S.A.	3,508	456
Acerinox S.A.	19,312	399
ACS Actividades de Construccion y Servicios S.A.	19,566	973
Banco Bilbao Vizcaya Argentaria S.A.	487,911	8,838
Banco de Sabadell S.A.	123,116	684
Banco de Valencia S.A.	28,335	216
Banco Popular Espanol S.A.	118,822	868
Banco Santander S.A.	1,118,509	18,377
Bankinter S.A.*	38,865	395
Criteria Caixacorp S.A.	116,004	548
EDP Renovaveis S.A.*	30,270	286
Enagas	24,767	548
Ferrovial S.A.	60,701	709
Fomento de Construcciones y Contratas S.A.	5,366	225
Gamesa Corp. Tecnologica S.A.	25,178	422
Gas Natural SDG S.A.	30,912	665
Gestevision Telecinco S.A.	13,701	200
Grifols S.A.	17,654	308
Iberdrola Renovables S.A.	116,840	557
Iberdrola S.A.	503,125	4,789
Iberia Lineas Aereas de Espana*	68,317	185
Inditex S.A.	29,707	1,841
Indra Sistemas S.A.	13,688	322
Mapfre S.A.*	2,046	8
Mapfre S.A. (Continuous Exchange)	99,123	414
Red Electrica Corp. S.A.	14,586	808
Repsol YPF S.A.	99,993	2,670
Sacyr Vallehermoso S.A.*	12,497	142
Telefonica S.A.	580,687	16,185
Zardoya Otis S.A.	18,482	360

		64,275

Sweden - 2.5%
Alfa Laval AB	46,610	642
Assa Abloy AB, Class B	43,056	825
Atlas Copco AB, Class A	92,534	1,352
Atlas Copco AB, Class B	53,795	698
Electrolux AB, Class B*	33,075	776
Getinge AB, Class B	27,582	523
Hennes & Mauritz AB, Class B	69,904	3,868
Holmen AB, Class B	7,354	188
Husqvarna AB, Class B*	56,083	414
Investor AB, Class B	62,611	1,158
Lundin Petroleum AB*	30,844	243
Millicom International Cellular S.A. SDR	10,431	773
Nordea Bank AB	441,888	4,477
Sandvik AB	138,988	1,666
Scania AB, Class B	44,076	565
Securitas AB, Class B	43,181	421
Skandinaviska Enskilda Banken AB, Class A*	208,894	1,284
Skanska AB, Class B	55,049	937
SKF AB, Class B	53,669	922
SSAB AB, Class A	24,864	420
SSAB AB, Class B	11,775	182
Svenska Cellulosa AB, Class B	78,532	1,049
Svenska Handelsbanken AB, Class A	67,241	1,923
Swedbank AB, Class A*	83,842	834
Swedish Match AB	34,617	757
Tele2 AB, Class B	41,642	638
Telefonaktiebolaget LM Ericsson, Class B	408,048	3,753
TeliaSonera AB	306,130	2,210
Volvo AB, Class A	60,686	514
Volvo AB, Class B	149,827	1,277

		35,289

Switzerland - 7.8%
ABB Ltd-Reg*	302,137	5,779
Actelion Ltd. (Registered)*	13,814	738

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Switzerland - 7.8% continued
Adecco S.A. (Registered)	16,949	$936
Aryzta A.G.	6,887	257
Aryzta A.G. (Dublin Exchange)*	4,329	160
Baloise Holding A.G. (Registered)	6,898	574
BKW FMB Energie A.G.	1,918	149
Compagnie Financiere Richemont S.A., Class A	71,223	2,383
Credit Suisse Group A.G. (Registered)	154,186	7,594
GAM Holdings Ltd.	29,046	353
Geberit A.G. (Registered)	5,256	931
Givaudan S.A. (Registered)	1,056	840
Holcim Ltd. (Registered)*	33,489	2,596
Julius Baer Group Ltd.	28,479	995
Kuehne & Nagel International A.G. (Registered)	7,461	722
Lindt & Spruengli A.G.	120	258
Lindt & Spruengli A.G. (Registered)	15	369
Logitech International S.A. (Registered)*	25,170	433
Lonza Group A.G. (Registered)	6,256	439
Nestle S.A. (Registered)	475,688	23,111
Nobel Biocare Holding A.G. (Registered)	17,065	571
Novartis A.G. (Registered)	289,366	15,766
Pargesa Holding S.A. (Bearer)	3,736	327
Roche Holding A.G. (Genusschein)	96,348	16,391
Schindler Holding A.G. (Partcipation Certificate)	6,740	517
Schindler Holding A.G. (Registered)	3,021	229
SGS S.A. (Registered)	756	984
Sonova Holding A.G. (Registered)*	6,406	775
STMicroelectronics N.V.	94,140	854
Straumann Holding A.G. (Registered)	1,081	305
Swatch Group (The) A.G. (Bearer)	4,254	1,071
Swatch Group (The) A.G. (Registered)	6,021	288
Swiss Life Holding (Registered)*	3,980	504
Swiss Reinsurance Co. Ltd. (Registered)	47,608	2,281
Swisscom A.G. (Registered)	3,218	1,227
Syngenta A.G. (Registered)	12,934	3,624
UBS A.G. (Registered)*	487,466	7,489
Xstrata PLC*	260,866	4,595
Zurich Financial Services A.G.	20,154	4,382

		111,797

United Kingdom - 18.8%
3i Group PLC	133,490	603
Admiral Group PLC	25,708	490
Amec PLC	45,903	583
Anglo American PLC*	180,370	7,806
Antofagasta PLC	54,410	863
Associated British Foods PLC	49,261	654
AstraZeneca PLC	198,611	9,332
Autonomy Corp. PLC*	29,729	725
Aviva PLC	377,552	2,391
BAE Systems PLC	483,250	2,785
Balfour Beatty PLC	94,682	393
Barclays PLC	1,563,964	6,892
BG Group PLC	460,553	8,248
BHP Billiton PLC	302,478	9,662
BP PLC	2,571,302	24,868
British Airways PLC*	81,075	242
British American Tobacco PLC	273,579	8,875
British Land Co. PLC	118,304	907
British Sky Broadcasting Group PLC	157,152	1,416
BT Group PLC	1,057,418	2,290
Bunzl PLC	45,417	492
Burberry Group PLC	59,803	573
Cable & Wireless PLC	354,100	800
Cadbury PLC	188,432	2,425
Cairn Energy PLC*	189,690	1,011
Capita Group (The) PLC	86,018	1,038
Carnival PLC*	22,477	768
Carphone Warehouse Group PLC	55,880	168
Centrica PLC	703,020	3,175
Cobham PLC	158,301	638
Compass Group PLC	252,061	1,800
Diageo PLC	342,284	5,969
Drax Group PLC	50,369	337
Eurasian Natural Resources Corp.	35,604	525
FirstGroup PLC	66,485	454
Fresnillo PLC	24,746	312
G4S PLC	175,371	733
GlaxoSmithKline PLC	712,122	15,085
Hammerson PLC	95,904	651
Home Retail Group PLC	121,106	552
HSBC Holdings PLC	2,380,894	27,172
ICAP PLC	72,261	501
Imperial Tobacco Group PLC	139,065	4,383
Inmarsat PLC	60,283	670
Intercontinental Hotels Group PLC	35,596	509
International Power PLC	209,852	1,038

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
United Kingdom - 18.8% continued
Invensys PLC	111,404	$534
Investec PLC	58,208	399
J. Sainsbury PLC	165,525	861
Johnson Matthey PLC	29,649	732
Kazakhmys PLC*	29,532	618
Kingfisher PLC	325,867	1,195
Land Securities Group PLC	104,160	1,141
Legal & General Group PLC	807,603	1,039
Liberty International PLC	68,503	564
Lloyds Banking Group PLC*	5,232,687	4,201
London Stock Exchange Group PLC	20,581	238
Lonmin PLC*	21,269	660
Man Group PLC	235,761	1,160
Marks & Spencer Group PLC	217,763	1,413
National Grid PLC	336,300	3,676
Next PLC	27,189	906
Old Mutual PLC*	727,447	1,270
Pearson PLC	110,219	1,584
Petrofac Ltd.	28,633	477
Prudential PLC	345,050	3,515
Randgold Resources Ltd.	12,350	981
Reckitt Benckiser Group PLC	83,590	4,529
Reed Elsevier PLC	167,026	1,372
Rexam PLC	120,810	564
Rio Tinto PLC	187,933	10,129
Rolls-Royce Group PLC*	252,564	1,971
Royal Bank of Scotland Group PLC*	2,328,219	1,092
RSA Insurance Group PLC	464,225	903
SABmiller PLC	128,964	3,782
Sage Group (The) PLC	181,413	644
Schroders PLC	16,942	362
Scottish & Southern Energy PLC	125,918	2,353
Segro PLC	101,191	559
Serco Group PLC	67,698	576
Severn Trent PLC	32,599	569
Smith & Nephew PLC	121,893	1,252
Smiths Group PLC	53,732	879
Standard Chartered PLC	275,323	6,895
Standard Life PLC	305,116	1,059
Tesco PLC	1,089,566	7,486
Thomas Cook Group PLC	118,473	440
Tomkins PLC	121,714	376
TUI Travel PLC	77,457	319
Tullow Oil PLC	110,662	2,308
Unilever PLC	175,722	5,625
United Utilities Group PLC	93,876	747
Vedanta Resources PLC	18,832	778
Vodafone Group PLC	7,220,911	16,722
Whitbread PLC	24,207	544
WM Morrison Supermarkets PLC	292,322	1,303
Wolseley PLC*	39,144	783
WPP PLC	170,561	1,665

		267,554

United States - 0.1%
Synthes, Inc.	8,192	1,073

Total Common Stocks (Cost $1,296,292) (1)		1,381,533

PREFERRED STOCKS - 0.9%
Germany - 0.4%
Bayerische Motoren Werke A.G.	7,249	238
Fresenius S.E.	11,106	794
Henkel A.G. & Co. KGaA	24,579	1,280
Porsche Automobil Holding S.E.	12,065	758
RWE A.G.	5,391	481
Volkswagen A.G.	14,510	1,364

		4,915

Netherlands - 0.5%
Unilever N.V. - CVA	223,136	7,271

Total Preferred Stocks (Cost $9,388) (1)		12,186

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	14,871,911	14,872

Total Investment Companies (Cost $14,872)		14,872

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Australia - 0.0%
Woodside Petroleum Ltd.*	5,500	$25

Belgium - 0.0%
Fortis*	274,692	—

Total Rights (Cost $ — )		25

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
France - 0.0%
Fonciere Des Regions, Exp. 12/31/10, Strike 65.00 Euro*	3,216	$3
Italy - 0.0%
Mediobanca S.p.A., Exp. 3/18/11, Strike 9.00 Euro*	49,510	8
Japan - 0.0%
Dowa Holdings Co. Ltd., Exp. 1/29/10, Strike 1.00 Yen*	29,000	8
Mauritius - 0.0%
Golden Agri-Resources Ltd., Exp. 7/23/12, Strike 0.54 Singapore Dollar*	46,251	4
Total Warrants (Cost $ — )		23
Total Investments - 98.7% (Cost $1,320,552)		1,408,639

Other Assets less Liabilities - 1.3%		18,046

NET ASSETS - 100.0%		$1,426,685

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	The Fund had approximately $14,872,000 of net Purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
SPI 200 (Australian Dollar)	33	$3,616	Long	3/10	$140
DJ Euro Stoxx 50 (Euro)	350	14,912	Long	3/10	289
FTSE 100 Index (British Pound)	93	8,054	Long	3/10	127
Hang Seng Index (Hong Kong Dollar)	8	1,131	Long	1/10	21
TOPIX Index (Japanese Yen)	82	7,964	Long	3/10	72

Total					$649

At December 31, 2009, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	33.4%
British Pound	21.6
Japanese Yen	20.8
Australian Dollar	8.4
Swiss Franc	7.7
All other currencies less than 5%	8.1

Total	100.0%

At December 31, 2009, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.7%
Consumer Staples	10.1
Energy	8.4
Financials	25.3
Health Care	8.4
Industrials	11.2
Information Technology	4.8
Materials	10.4
Telecommunication Services	5.8
Utilities	5.9

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

At December 31, 2009, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN/(LOSS) (000S)
Swedish
Kronor	3,953	U.S. Dollar	550	1/4/10	$(3)
Danish Kroner	2,290	U.S. Dollar	440	1/5/10	(1)
U.S. Dollar	4,623	Australian Dollar	5,089	3/17/10	(88)
U.S. Dollar	750	Australian Dollar	831	3/17/10	(10)
U.S. Dollar	575	Australian Dollar	644	3/17/10	(2)
U.S. Dollar	2,200	Australian Dollar	2,528	3/17/10	52
U.S. Dollar	3,300	British Pound	2,026	3/17/10	(28)
U.S. Dollar	5,971	British Pound	3,675	3/17/10	(38)
U.S. Dollar	400	British Pound	246	3/17/10	(3)
U.S. Dollar	2,045	British Pound	1,261	3/17/10	(9)
U.S. Dollar	945	British Pound	577	3/17/10	(13)
U.S. Dollar	500	British Pound	309	3/17/10	(1)
U.S. Dollar	5,500	British Pound	3,452	3/17/10	73
U.S. Dollar	3,500	Euro	2,372	3/17/10	(100)
U.S. Dollar	1,230	Euro	837	3/17/10	(31)
U.S. Dollar	15,523	Euro	10,525	3/17/10	(438)
U.S. Dollar	821	Euro	557	3/17/10	(23)
U.S. Dollar	1,900	Euro	1,300	3/17/10	(36)
U.S. Dollar	800	Euro	546	3/17/10	(17)
U.S. Dollar	535	Euro	367	3/17/10	(9)
U.S. Dollar	800	Euro	558	3/17/10	(1)
U.S. Dollar	9,700	Euro	6,798	3/17/10	44
U.S. Dollar	435	Hong Kong Dollar	3,369	3/17/10	—
U.S. Dollar	1,996	Hong Kong Dollar	15,461	3/17/10	(1)
U.S. Dollar	13,403	Japanese Yen	1,182,772	3/17/10	(698)
U.S. Dollar	1,650	Japanese Yen	147,960	3/17/10	(61)
U.S. Dollar	550	Japanese Yen	48,670	3/17/10	(27)
U.S. Dollar	1,030	Japanese Yen	92,129	3/17/10	(40)
U.S. Dollar	500	Japanese Yen	45,142	3/17/10	(15)
U.S. Dollar	4,500	Japanese Yen	412,470	3/17/10	(69)
U.S. Dollar	3,217	Swiss Franc	3,290	3/17/10	(34)
U.S. Dollar	880	Swiss Franc	911	3/17/10	1
U.S. Dollar	530	Swiss Franc	549	3/17/10	1
Australian Dollar	7,406	U.S. Dollar	6,500	3/17/10	(99)
Australian Dollar	617	U.S. Dollar	550	3/17/10	—
British Pound	3,446	U.S. Dollar	5,500	3/17/10	(63)
British Pound	3,754	U.S. Dollar	6,000	3/17/10	(61)
British Pound	2,611	U.S. Dollar	4,150	3/17/10	(66)
British Pound	403	U.S. Dollar	650	3/17/10	—
Euro	6,808	U.S. Dollar	9,700	3/17/10	(59)
Euro	8,189	U.S. Dollar	11,802	3/17/10	63
Euro	4,490	U.S. Dollar	6,420	3/17/10	(15)
Euro	1,607	U.S. Dollar	2,300	3/17/10	(3)
Hong Kong Dollar	5,271	U.S. Dollar	680	3/17/10	—
Hong Kong Dollar	11,007	U.S. Dollar	1,420	3/17/10	—
Hong Kong Dollar	1,085	U.S. Dollar	140	3/17/10	—
Japanese Yen	44,819	U.S. Dollar	500	3/17/10	18
Japanese Yen	1,049,542	U.S. Dollar	11,455	3/17/10	181
Japanese Yen	388,279	U.S. Dollar	4,200	3/17/10	29
Japanese Yen	116,310	U.S. Dollar	1,250	3/17/10	1
Swiss Franc	2,582	U.S. Dollar	2,500	3/17/10	3
Swiss Franc	1,455	U.S. Dollar	1,400	3/17/10	(7)

Total					$(1,703)

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,320,552

Gross tax appreciation of investments	$207,983
Gross tax depreciation of investments	(119,896)

Net tax appreciation of investments	$88,087

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on level 3 investments: The Fund valued certain securities using a quote from a third party provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)		TOTAL (000S)
Common Stock
Consumer Discretionary	$—	$133,011		$—		$133,011
Consumer Staples	—	139,165		—		139,165
Energy	—	116,437		—		116,437
Financials	—	353,765		—		353,765
Health Care	—	116,514		—		116,514
Industrials	144	156,452		—		156,596
Information Technology	—	66,644		—		66,644
Materials	—	144,255		—		144,255
Telecommunication Services	—	81,153		—		81,153
Utilities	—	81,264		—		81,264
Preferred Stocks	—	4,915	(1)	—		4,915
Investment Companies	14,872	—		—		14,872
Rights	—	—		25	(1)	25
Warrants
Consumer Staples	4	—		—		4
Financials	11	—		—		11
Materials	—	—		8		8

Total Investments	$15,031	$1,393,575		$33		$1,408,639

Other Financial Instruments*	$649	$(1,703)		$—		$(1,054)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	DECEMBER 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Rights	$18	$—	$7	$—	$—	$25
Warrants	5	—	3	—	—	8

Total	$23	$—	$10	$—	$—	$33

The amount of change in total unrealized gain on investments in Level 3 securities still held at December 31, 2009 was approximately $28,000.

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Advertising - 0.2%
Harte-Hanks, Inc.	12,170	$131
Lamar Advertising Co., Class A*	16,123	501

		632

Aerospace/Defense - 0.6%
Alliant Techsystems, Inc.*	10,139	895
BE Aerospace, Inc.*	30,705	722

		1,617

Agriculture - 0.1%
Universal Corp.	7,672	350

Airlines - 0.3%
Airtran Holdings, Inc.*	40,146	210
Alaska Air Group, Inc.*	10,948	378
JetBlue Airways Corp.*	62,141	339

		927

Apparel - 0.7%
Hanesbrands, Inc.*	28,913	697
Timberland (The) Co., Class A*	13,861	249
Under Armour, Inc., Class A*	11,626	317
Warnaco Group (The), Inc.*	14,054	593

		1,856

Auto Manufacturers - 0.4%
Oshkosh Corp.	27,233	1,008

Auto Parts & Equipment - 0.4%
BorgWarner, Inc.	35,565	1,181

Banks - 3.2%
Associated Banc-Corp	38,615	425
BancorpSouth, Inc.	22,627	531
Bank of Hawaii Corp.	14,792	696
Cathay General Bancorp	18,261	138
City National Corp.	13,374	610
Commerce Bancshares, Inc.	22,457	870
Cullen/Frost Bankers, Inc.	18,458	923
FirstMerit Corp.	25,993	523
Fulton Financial Corp.	53,320	465
International Bancshares Corp.	16,187	306
PacWest Bancorp	8,815	178
SVB Financial Group*	12,412	517
Synovus Financial Corp.	148,636	305
TCF Financial Corp.	33,883	461
Trustmark Corp.	17,372	392
Valley National Bancorp	44,836	633
Webster Financial Corp.	20,128	239
Westamerica Bancorporation	9,040	501
Wilmington Trust Corp.	21,420	264

		8,977

Beverages - 0.8%
Green Mountain Coffee Roasters, Inc.*	10,608	864
Hansen Natural Corp.*	21,666	832
PepsiAmericas, Inc.	17,336	507

		2,203

Biotechnology - 1.8%
Bio-Rad Laboratories, Inc., Class A*	5,947	574
Charles River Laboratories International, Inc.*	20,000	674
OSI Pharmaceuticals, Inc.*	17,928	556
United Therapeutics Corp.*	14,577	767
Vertex Pharmaceuticals, Inc.*	58,854	2,522

		5,093

Building Materials - 0.7%
Lennox International, Inc.	15,017	586
Louisiana-Pacific Corp.*	36,926	258
Martin Marietta Materials, Inc.	13,724	1,227

		2,071

Chemicals - 2.9%
Albemarle Corp.	28,207	1,026
Ashland, Inc.	22,797	903
Cabot Corp.	20,203	530
Cytec Industries, Inc.	15,025	547
Lubrizol Corp.	20,966	1,530
Minerals Technologies, Inc.	5,715	311
Olin Corp.	23,732	416
RPM International, Inc.	39,258	798
Sensient Technologies Corp.	15,180	399
Terra Industries, Inc.	30,396	978
Valspar Corp.	31,048	843

		8,281

Coal - 0.5%
Arch Coal, Inc.	49,470	1,101
Patriot Coal Corp.*	22,899	354

		1,455

Commercial Services - 6.1%
Aaron’s, Inc.	16,805	466
Alliance Data Systems Corp.*	15,914	1,028
Brink’s Home Security Holdings, Inc.*	14,184	463

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Commercial Services - 6.1% continued
Career Education Corp.*	21,260	$496
Convergys Corp.*	37,124	399
Corinthian Colleges, Inc.*	26,418	364
Corporate Executive Board (The) Co.	10,696	244
Corrections Corp. of America*	35,560	873
Deluxe Corp.	15,366	227
FTI Consulting, Inc.*	15,743	742
Gartner, Inc.*	18,623	336
Global Payments, Inc.	24,905	1,341
Hewitt Associates, Inc., Class A*	25,593	1,082
ITT Educational Services, Inc.*	9,442	906
Korn/Ferry International*	14,322	236
Lender Processing Services, Inc.	29,451	1,198
Manpower, Inc.	23,918	1,306
MPS Group, Inc.*	28,120	386
Navigant Consulting, Inc.*	15,549	231
Pharmaceutical Product Development, Inc.	35,917	842
Rent-A-Center, Inc.*	20,523	364
Rollins, Inc.	13,621	263
SEI Investments Co.	39,341	689
Service Corp. International	76,849	629
Sotheby’s	20,241	455
Strayer Education, Inc.	4,312	916
TravelCenters of America LLC - (Fractional Shares) (1)*	80,000	—
United Rentals, Inc.*	17,958	176
Watson Wyatt Worldwide, Inc., Class A*	13,169	626

		17,284

Computers - 1.9%
Cadence Design Systems, Inc.*	81,343	487
Diebold, Inc.	20,538	584
DST Systems, Inc.*	12,148	529
Jack Henry & Associates, Inc.	26,151	605
Mentor Graphics Corp.*	31,021	274
Micros Systems, Inc.*	24,561	762
NCR Corp.*	48,234	537
Palm, Inc.*	50,136	503
SRA International, Inc., Class A*	13,484	258
Synopsys, Inc.*	44,347	988

		5,527

Cosmetics/Personal Care - 0.3%
Alberto-Culver Co.	26,318	771

Distribution/Wholesale - 1.2%
Fossil, Inc.*	14,868	499
Ingram Micro, Inc., Class A*	49,768	868
LKQ Corp.*	43,555	853
Owens & Minor, Inc.	12,943	556
Tech Data Corp.*	15,690	732

		3,508

Diversified Financial Services - 1.7%
Affiliated Managers Group, Inc.*	12,954	872
AmeriCredit Corp.*	29,110	554
Eaton Vance Corp.	36,132	1,099
Jefferies Group, Inc.*	36,323	862
Raymond James Financial, Inc.	30,447	724
Waddell & Reed Financial, Inc., Class A	26,293	803

		4,914

Electric - 3.7%
Alliant Energy Corp.	34,029	1,030
Black Hills Corp.	12,145	323
Cleco Corp.	18,714	511
DPL, Inc.	36,468	1,007
Dynegy, Inc., Class A*	151,471	274
Great Plains Energy, Inc.	41,141	798
Hawaiian Electric Industries, Inc.	28,439	594
IDACORP, Inc.	14,736	471
MDU Resources Group, Inc.	57,697	1,362
NSTAR	32,841	1,209
NV Energy, Inc.	71,405	884
OGE Energy Corp.	29,773	1,098
PNM Resources, Inc.	26,087	330
Westar Energy, Inc.	33,620	730

		10,621

Electrical Components & Equipment - 1.2%
AMETEK, Inc.	33,145	1,267
Energizer Holdings, Inc.*	21,267	1,303
Hubbell, Inc., Class B	17,964	850

		3,420

Electronics - 3.0%
Arrow Electronics, Inc.*	36,469	1,080
Avnet, Inc.*	46,121	1,391
Gentex Corp.	41,884	748
Itron, Inc.*	12,363	835
Mettler-Toledo International, Inc.*	10,382	1,090
National Instruments Corp.	17,551	517
Thomas & Betts Corp.*	16,176	579

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Electronics - 3.0% continued
Trimble Navigation Ltd.*	36,622	$923
Varian, Inc.*	8,953	461
Vishay Intertechnology, Inc.*	56,447	471
Woodward Governor Co.	17,374	448

		8,543

Engineering & Construction - 1.4%
Aecom Technology Corp.*	34,267	942
Granite Construction, Inc.	10,313	347
KBR, Inc.	48,786	927
Shaw Group (The), Inc.*	25,432	731
URS Corp.*	25,806	1,149

		4,096

Entertainment - 0.5%
DreamWorks Animation SKG, Inc., Class A*	23,234	928
International Speedway Corp., Class A	9,626	274
Scientific Games Corp., Class A*	19,496	284

		1,486

Environmental Control - 0.5%
Clean Harbors, Inc.*	7,074	422
Mine Safety Appliances Co.	9,419	250
Waste Connections, Inc.*	24,244	808

		1,480

Food - 1.3%
Corn Products International, Inc.	23,097	675
Flowers Foods, Inc.	23,888	568
Lancaster Colony Corp.	6,062	301
Ralcorp Holdings, Inc.*	17,263	1,031
Ruddick Corp.	12,707	327
Smithfield Foods, Inc.*	42,771	650
Tootsie Roll Industries, Inc.	8,078	221

		3,773

Forest Products & Paper - 0.5%
Potlatch Corp.	12,344	394
Rayonier, Inc.	24,194	1,020

		1,414

Gas - 2.4%
AGL Resources, Inc.	23,837	869
Atmos Energy Corp.	28,528	839
Energen Corp.	22,074	1,033
National Fuel Gas Co.	24,766	1,238
Southern Union Co.	38,216	868
UGI Corp.	33,508	811
Vectren Corp.	25,054	618
WGL Holdings, Inc.	15,508	520

		6,796

Hand/Machine Tools - 0.7%
Kennametal, Inc.	25,120	651
Lincoln Electric Holdings, Inc.	13,118	701
Regal-Beloit Corp.	11,334	589

		1,941

Healthcare - Products - 4.3%
Affymetrix, Inc.*	20,763	121
Beckman Coulter, Inc.	21,301	1,394
Edwards Lifesciences Corp.*	17,376	1,509
Gen-Probe, Inc.*	15,147	650
Henry Schein, Inc.*	27,591	1,451
Hill-Rom Holdings, Inc.	19,416	466
Hologic, Inc.*	78,570	1,139
IDEXX Laboratories, Inc.*	18,036	964
Immucor, Inc.*	21,733	440
Kinetic Concepts, Inc.*	19,108	720
Masimo Corp.*	16,091	490
ResMed, Inc.*	23,041	1,204
STERIS Corp.	17,775	497
Techne Corp.	11,480	787
Thoratec Corp.*	17,209	463

		12,295

Healthcare - Services - 2.3%
Community Health Systems, Inc.*	28,292	1,007
Covance, Inc.*	19,700	1,075
Health Management Associates, Inc., Class A*	75,264	547
Health Net, Inc.*	31,583	735
Kindred Healthcare, Inc.*	11,955	221
LifePoint Hospitals, Inc.*	16,876	549
Lincare Holdings, Inc.*	20,708	769
Psychiatric Solutions, Inc.*	16,967	359
Universal Health Services, Inc., Class B	29,945	913
WellCare Health Plans, Inc.*	13,100	481

		6,656

Home Builders - 1.2%
KB Home	22,242	304
MDC Holdings, Inc.	11,682	363
NVR, Inc.*	1,825	1,297

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Home Builders - 1.2% continued
Ryland Group, Inc.	13,117	$258
Thor Industries, Inc.	11,048	347
Toll Brothers, Inc.*	41,673	784

		3,353

Household Products/Wares - 1.1%
American Greetings Corp., Class A	12,323	268
Church & Dwight Co., Inc.	21,620	1,307
Scotts Miracle-Gro (The) Co., Class A	13,903	547
Tupperware Brands Corp.	19,343	901

		3,023

Insurance - 4.2%
American Financial Group, Inc.	24,521	612
Arthur J. Gallagher & Co.	31,396	707
Brown & Brown, Inc.	36,385	654
Everest Re Group Ltd.	18,540	1,589
Fidelity National Financial, Inc., Class A	70,128	944
First American Corp.	30,932	1,024
Hanover Insurance Group (The), Inc.	15,435	686
HCC Insurance Holdings, Inc.	34,626	969
Horace Mann Educators Corp.	12,194	152
Mercury General Corp.	11,035	433
Old Republic International Corp.	73,136	734
Protective Life Corp.	25,876	428
Reinsurance Group of America, Inc.	22,396	1,067
StanCorp Financial Group, Inc.	15,175	607
Unitrin, Inc.	15,511	342
W.R. Berkley Corp.	41,109	1,013

		11,961

Internet - 1.6%
AOL, Inc.*	34,199	796
Digital River, Inc.*	11,620	314
Equinix, Inc.*	11,982	1,272
F5 Networks, Inc.*	24,157	1,280
NetFlix, Inc.*	13,114	723
ValueClick, Inc.*	25,641	259

		4,644

Investment Companies - 0.2%
Apollo Investment Corp.	52,766	503

Iron/Steel - 0.8%
Carpenter Technology Corp.	13,616	367
Reliance Steel & Aluminum Co.	19,461	841
Steel Dynamics, Inc.	65,691	1,164

		2,372

Leisure Time - 0.3%
Life Time Fitness, Inc.*	12,876	321
WMS Industries, Inc.*	16,034	641

		962

Lodging - 0.1%
Boyd Gaming Corp.*	17,516	147

Machinery - Construction & Mining - 1.3%
Bucyrus International, Inc.	22,896	1,291
Joy Global, Inc.	31,220	1,610
Terex Corp.*	32,806	650

		3,551

Machinery - Diversified - 1.4%
AGCO Corp.*	28,122	909
Graco, Inc.	18,508	529
IDEX Corp.	24,907	776
Nordson Corp.	10,375	635
Wabtec Corp.	14,697	600
Zebra Technologies Corp., Class A*	18,196	516

		3,965

Media - 0.6%
FactSet Research Systems, Inc.	12,966	854
John Wiley & Sons, Inc., Class A	13,217	553
Scholastic Corp.	7,800	233

		1,640

Metal Fabrication/Hardware - 0.7%
Commercial Metals Co.	34,158	535
Timken (The) Co.	24,526	581
Valmont Industries, Inc.	6,178	485
Worthington Industries, Inc.	18,195	238

		1,839

Miscellaneous Manufacturing - 2.6%
Aptargroup, Inc.	20,828	744
Brink’s (The) Co.	14,520	353
Carlisle Cos., Inc.	18,911	648
Crane Co.	14,493	444
Donaldson Co., Inc.	23,778	1,012
Federal Signal Corp.	15,832	95
Harsco Corp.	24,750	798
Matthews International Corp., Class A	9,441	334

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Miscellaneous Manufacturing - 2.6% continued
Pentair, Inc.	30,261	$977
SPX Corp.	15,184	831
Teleflex, Inc.	12,260	661
Trinity Industries, Inc.	23,981	418

		7,315

Office Furnishings - 0.2%
Herman Miller, Inc.	17,430	279
HNI Corp.	13,980	386

		665

Oil & Gas - 4.6%
Atwood Oceanics, Inc.*	17,159	615
Bill Barrett Corp.*	12,007	374
Cimarex Energy Co.	25,456	1,348
Comstock Resources, Inc.*	14,392	584
Encore Acquisition Co.*	16,887	811
Forest Oil Corp.*	34,120	759
Frontier Oil Corp.	31,546	380
Helmerich & Payne, Inc.	32,173	1,283
Mariner Energy, Inc.*	30,675	356
Newfield Exploration Co.*	40,553	1,956
Patterson-UTI Energy, Inc.	46,671	716
Plains Exploration & Production Co.*	42,437	1,174
Pride International, Inc.*	53,253	1,699
Quicksilver Resources, Inc.*	35,873	539
Unit Corp.*	12,489	531

		13,125

Oil & Gas Services - 0.8%
Exterran Holdings, Inc.*	18,882	405
Helix Energy Solutions Group, Inc.*	27,635	325
Oceaneering International, Inc.*	16,891	988
Superior Energy Services, Inc.*	24,169	587

		2,305

Packaging & Containers - 1.2%
Greif, Inc., Class A	10,594	572
Packaging Corp. of America	31,283	720
Silgan Holdings, Inc.	8,192	474
Sonoco Products Co.	30,792	901
Temple-Inland, Inc.	32,465	685

		3,352

Pharmaceuticals - 1.8%
Endo Pharmaceuticals Holdings, Inc.*	35,618	731
Medicis Pharmaceutical Corp., Class A	17,996	487
NBTY, Inc.*	18,815	819
Omnicare, Inc.	36,304	878
Perrigo Co.	24,764	987
Valeant Pharmaceuticals International*	20,832	662
VCA Antech, Inc.*	26,378	657

		5,221

Pipelines - 0.5%
Oneok, Inc.	32,410	1,444

Real Estate - 0.3%
Jones Lang LaSalle, Inc.	12,895	779

Real Estate Investment Trusts-6.6%
Alexandria Real Estate Equities, Inc.	13,609	875
AMB Property Corp.	44,573	1,139
BRE Properties, Inc.	16,827	557
Camden Property Trust	19,506	826
Corporate Office Properties Trust	17,908	656
Cousins Properties, Inc.	30,685	234
Duke Realty Corp.	68,102	829
Equity One, Inc.	10,388	168
Essex Property Trust, Inc.	8,910	745
Federal Realty Investment Trust	18,645	1,263
Highwoods Properties, Inc.	21,591	720
Hospitality Properties Trust	37,519	890
Liberty Property Trust	34,302	1,098
Macerich (The) Co.	29,889	1,074
Mack-Cali Realty Corp.	23,916	827
Nationwide Health Properties, Inc.	34,196	1,203
Omega Healthcare Investors, Inc.	25,757	501
Realty Income Corp.	31,715	822
Regency Centers Corp.	24,423	856
Senior Housing Properties Trust	38,735	847
SL Green Realty Corp.	23,532	1,182
UDR, Inc.	46,426	763
Weingarten Realty Investors	31,619	626

		18,701

Retail - 7.0%
99 Cents Only Stores*	13,634	178
Advance Auto Parts, Inc.	28,832	1,167
Aeropostale, Inc.*	20,054	683
American Eagle Outfitters, Inc.	63,269	1,074
AnnTaylor Stores Corp.*	17,628	241
Barnes & Noble, Inc.	11,716	223
BJ’s Wholesale Club, Inc.*	16,878	552

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Retail - 7.0% continued
Bob Evans Farms, Inc.	9,570	$277
Brinker International, Inc.	30,988	462
Carmax, Inc.*	67,651	1,641
Cheesecake Factory (The), Inc.*	18,176	392
Chico’s FAS, Inc.*	54,086	760
Chipotle Mexican Grill, Inc.,*	9,762	861
Coldwater Creek, Inc.*	16,588	74
Collective Brands, Inc.*	19,385	441
Copart, Inc.*	20,734	760
Dick’s Sporting Goods, Inc.*	27,122	675
Dollar Tree, Inc.*	26,904	1,300
Foot Locker, Inc.	47,338	527
Guess?, Inc.	17,643	746
J. Crew Group, Inc.*	17,009	761
MSC Industrial Direct Co., Class A	13,571	638
Panera Bread Co., Class A*	9,732	652
PetSmart, Inc.	37,624	1,004
Phillips-Van Heusen Corp.	15,942	649
Regis Corp.	17,815	277
Saks, Inc.*	49,561	325
Urban Outfitters, Inc.*	39,506	1,382
Wendy’s/Arby’s Group, Inc., Class A	109,268	513
Williams-Sonoma, Inc.	32,113	667

		19,902

Savings & Loans - 1.4%
Astoria Financial Corp.	24,473	304
First Niagara Financial Group, Inc.	57,194	796
New York Community Bancorp, Inc.	126,896	1,841
NewAlliance Bancshares, Inc.	32,005	385
Washington Federal, Inc.	34,085	659

		3,985

Semiconductors - 2.7%
Atmel Corp.*	137,613	635
Cree, Inc.*	31,618	1,782
Fairchild Semiconductor International, Inc.*	37,371	373
Integrated Device Technology, Inc.*	49,917	323
International Rectifier Corp.*	22,073	488
Intersil Corp., Class A	37,172	570
Lam Research Corp.*	38,811	1,522
Rovi Corp.*	31,366	1,000
Semtech Corp.*	19,194	327
Silicon Laboratories, Inc.*	14,116	682

		7,702

Software - 3.4%
ACI Worldwide, Inc.*	10,626	182
Acxiom Corp.*	24,483	328
Advent Software, Inc.*	4,936	201
ANSYS, Inc.*	27,281	1,186
Broadridge Financial Solutions, Inc.	42,119	950
Cerner Corp.*	20,804	1,715
Fair Isaac Corp.	15,013	320
Informatica Corp.*	27,150	702
Mantech International Corp., Class A*	6,702	324
MSCI, Inc., Class A*	31,463	1,000
Parametric Technology Corp.*	35,738	584
Quest Software, Inc.*	18,957	349
Solera Holdings, Inc.	21,459	773
Sybase, Inc.*	24,829	1,078

		9,692

Telecommunications - 2.4%
3Com Corp.*	119,311	895
ADC Telecommunications, Inc.*	28,697	178
Adtran, Inc.	16,879	381
Ciena Corp.*	27,519	298
Cincinnati Bell, Inc.*	60,423	209
CommScope, Inc.*	28,502	756
NeuStar, Inc., Class A*	23,000	530
Plantronics, Inc.	15,250	396
Polycom, Inc.*	25,594	639
RF Micro Devices, Inc.*	80,950	386
Syniverse Holdings, Inc.*	21,352	373
Telephone & Data Systems, Inc.	28,807	977
tw telecom, inc.*	45,747	784

		6,802

Textiles-0.3%
Mohawk Industries, Inc.*	17,070	812

Transportation-1.9%
Alexander & Baldwin, Inc.	12,717	435
Con-way, Inc.	14,905	520
J.B. Hunt Transport Services, Inc.	26,691	861
Kansas City Southern*	29,214	973
Kirby Corp.*	16,620	579
Landstar System, Inc.	15,699	609
Overseas Shipholding Group, Inc.	7,339	323

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Transportation - 1.9% continued
Tidewater, Inc.	15,942	$764
Werner Enterprises, Inc.	13,071	259

		5,323

Trucking & Leasing - 0.1%
GATX Corp.	14,290	411

Water - 0.3%
Aqua America, Inc.	41,399	725

Total Common Stocks (Cost $263,435)		276,397

INVESTMENT COMPANIES - 2.3%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	6,421,429	6,421

Total Investment Companies (Cost $6,421)		6,421

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	16	$—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.00%, 5/6/10(4)	$1,140	$1,140

Total Short-Term Investments (Cost $1,140)		1,140

Total Investments - 99.9% (Cost $270,996)		283,958

Other Assets less Liabilities - 0.1%		373

NET ASSETS-100.0%		$284,331

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	The Fund had approximately $6,421,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P Midcap 400 E-Mini	107	$7,756	Long	3/10	$122

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$270,996

Gross tax appreciation of investments	$39,916
Gross tax depreciation of investments	(26,954)

Net tax appreciation of investments	$12,962

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$276,397	(1)	$—	$—	$276,397
Investment Companies	6,421		—	—	6,421
Short-Term Investments	—		1,140	—	1,140

Total Investments	$282,818		$1,140	$—	$283,958

Other Financial Instruments*	$122		$—	$—	$122

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Advertising - 0.1%
APAC Customer Services, Inc.*	6,196	$37
Harte-Hanks, Inc.	9,000	97
inVentiv Health, Inc.*	8,368	135
Marchex, Inc., Class B	5,500	28

		297

Aerospace/Defense - 1.3%
AAR Corp.*	9,471	218
Aerovironment, Inc.*	3,357	98
Argon ST, Inc.*	3,451	75
Astronics Corp.*	2,198	19
Cubic Corp.	3,919	146
Curtiss-Wright Corp.	10,996	344
Ducommun, Inc.	2,502	47
Esterline Technologies Corp.*	7,288	297
GenCorp, Inc.*	12,271	86
HEICO Corp.	5,619	249
Herley Industries, Inc.*	3,237	45
Kaman Corp.	6,526	151
LMI Aerospace, Inc.*	2,062	27
Moog, Inc., Class A*	11,266	329
National Presto Industries, Inc.	1,215	133
Orbital Sciences Corp.*	13,800	210
Teledyne Technologies, Inc.*	8,682	333
Triumph Group, Inc.	4,025	194

		3,001

Agriculture - 0.4%
AgFeed Industries, Inc.*	8,159	41
Alico, Inc.	900	26
Alliance One International, Inc.*	21,411	104
Andersons (The), Inc.	4,666	120
Cadiz, Inc.*	3,243	39
Griffin Land & Nurseries, Inc.	600	17
Star Scientific, Inc.*	19,200	13
Tejon Ranch Co.*	2,600	76
Universal Corp.	6,110	279
Vector Group Ltd.	9,539	134

		849

Airlines - 0.9%
AirTran Holdings, Inc.*	33,465	175
Alaska Air Group, Inc.*	8,927	309
Allegiant Travel Co.*	3,820	180
Hawaiian Holdings, Inc.*	13,184	92
JetBlue Airways Corp.*	62,174	339
Republic Airways Holdings, Inc.*	8,885	66
Skywest, Inc.	13,545	229
UAL Corp.*	41,549	536
US Airways Group, Inc.*	39,488	191

		2,117

Apparel - 1.6%
American Apparel, Inc.*	7,871	24
Carter’s, Inc.*	13,786	362
Cherokee, Inc.	1,800	32
Columbia Sportswear Co.	2,749	107
CROCS, Inc.*	21,127	122
Deckers Outdoor Corp.*	3,202	326
G-III Apparel Group Ltd.*	3,173	69
Iconix Brand Group, Inc.*	17,743	224
Jones Apparel Group, Inc.	20,900	336
K-Swiss, Inc., Class A*	6,322	63
Maidenform Brands, Inc.*	4,952	83
Oxford Industries, Inc.	3,186	66
Perry Ellis International, Inc.*	2,456	37
Quiksilver, Inc.*	33,000	67
Skechers U.S.A., Inc., Class A*	8,206	241
Steven Madden Ltd.*	3,811	157
Timberland (The) Co., Class A*	10,900	195
True Religion Apparel, Inc.*	6,312	117
Under Armour, Inc., Class A*	8,209	224
Unifi, Inc.*	10,000	39
Volcom, Inc.*	4,585	77
Warnaco Group (The), Inc.*	11,198	472
Weyco Group, Inc.	1,700	40
Wolverine World Wide, Inc.	11,989	326

		3,806

Auto Manufacturers - 0.0%
Force Protection, Inc.*	17,452	91

Auto Parts & Equipment - 0.9%
American Axle & Manufacturing Holdings, Inc.*	11,111	89
Amerigon, Inc.*	5,251	42
ArvinMeritor, Inc.*	18,846	211
ATC Technology Corp.*	5,127	122
China Automotive Systems, Inc.*	1,063	20
Cooper Tire & Rubber Co.	14,831	297
Dana Holding Corp.*	34,648	376
Dorman Products, Inc.*	2,790	44

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Auto Parts & Equipment - 0.9% continued
Exide Technologies*	12,242	$87
Fuel Systems Solutions, Inc.*	3,499	144
Miller Industries, Inc.*	2,473	28
Modine Manufacturing Co.*	11,640	138
Spartan Motors, Inc.	8,839	50
Standard Motor Products, Inc.*	4,001	34
Superior Industries International, Inc.	6,106	93
Tenneco, Inc.*	14,514	257
Titan International, Inc.	8,862	72
Wonder Auto Technology, Inc.*	4,395	52

		2,156

Banks - 5.6%
1st Source Corp.	3,861	62
Alliance Financial Corp.	1,000	27
American National Bankshares, Inc.	1,484	32
Ameris Bancorp	3,167	23
Ames National Corp.	1,500	32
Arrow Financial Corp.	2,270	57
Auburn National Bancorporation, Inc.	564	11
Bancfirst Corp.	1,586	59
Banco Latinoamericano de Comercio Exterior S.A., Class E	6,668	93
Bancorp (The), Inc.*	4,546	31
Bancorp Rhode Island, Inc.	879	23
Bank Mutual Corp.	11,416	79
Bank of Kentucky Financial Corp.	400	8
Bank of Marin Bancorp	1,259	41
Bank of the Ozarks, Inc.	3,175	93
Banner Corp.	5,342	14
Bar Harbor Bankshares	697	19
Boston Private Financial Holdings, Inc.	17,402	100
Bridge Bancorp, Inc.	1,235	30
Bryn Mawr Bank Corp.	1,686	25
Camden National Corp.	1,858	61
Capital City Bank Group, Inc.	2,808	39
Cardinal Financial Corp.	6,886	60
Cass Information Systems, Inc.	2,011	61
Cathay General Bancorp	15,051	114
Center Bancorp, Inc.	2,990	27
Centerstate Banks , Inc.	4,510	45
Central Pacific Financial Corp.*	8,965	12
Century Bancorp, Inc., Class A	484	11
Chemical Financial Corp.	5,176	122
Citizens & Northern Corp.	2,932	28
Citizens Holding Co.	1,000	22
Citizens Republic Bancorp, Inc.*	98,124	68
City Holding Co.	3,894	126
CNB Financial Corp.	2,101	34
CoBiz Financial, Inc.	5,750	27
Columbia Banking System, Inc.	7,001	113
Community Bank System, Inc.	7,990	154
Community Trust Bancorp, Inc.	3,682	90
CVB Financial Corp.	20,729	179
Eagle Bancorp, Inc.*	3,688	39
East-West Bancorp, Inc.	22,585	357
Enterprise Bancorp, Inc.	808	9
Enterprise Financial Services Corp.	2,400	18
Farmers Capital Bank Corp.	1,200	12
Financial Institutions, Inc.	2,200	26
First Bancorp	3,582	50
First Bancorp of Puerto Rico	18,520	43
First Bancorp, Inc.	2,114	33
First Busey Corp.	11,593	45
First Commonwealth Financial Corp.	21,051	98
First Community Bancshares, Inc.	3,184	38
First Financial Bancorp	12,553	183
First Financial Bankshares, Inc.	5,079	275
First Financial Corp.	2,869	88
First Financial Service Corp.	953	9
First Merchants Corp.	5,080	30
First Midwest Bancorp, Inc.	13,629	148
First of Long Island (The) Corp.	1,316	33
First South Bancorp, Inc.	1,900	20
FirstMerit Corp.	20,154	406
FNB Corp.	27,813	189
German American Bancorp, Inc.	2,697	44
Glacier Bancorp, Inc.	14,997	206
Great Southern Bancorp, Inc.	2,445	52
Guaranty Bancorp*	13,000	17
Hampton Roads Bankshares, Inc.	3,255	6
Hancock Holding Co.	7,031	308
Harleysville National Corp.	10,878	70
Heartland Financial USA, Inc.	3,000	43
Heritage Financial Corp.	2,290	32
Home Bancshares, Inc.	4,500	108
IBERIABANK Corp.	5,023	270
Independent Bank Corp.	5,093	106
International Bancshares Corp.	12,928	245

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Banks - 5.6% continued
Lakeland Bancorp, Inc.	4,641	$30
Lakeland Financial Corp.	3,859	67
MainSource Financial Group, Inc.	4,570	22
MB Financial, Inc.	12,253	242
Merchants Bancshares, Inc.	1,159	26
Metro Bancorp, Inc.*	2,324	29
Midsouth Bancorp, Inc.	702	10
Nara Bancorp, Inc.*	8,195	93
National Bankshares, Inc.	1,686	48
National Penn Bancshares, Inc.	30,807	178
NBT Bancorp, Inc.	8,359	170
Northrim BanCorp, Inc.	1,526	26
Norwood Financial Corp.	447	13
Ohio Valley Banc Corp.	964	21
Old National Bancorp	21,272	264
Old Point Financial Corp.	467	7
Old Second Bancorp, Inc.	3,138	22
Oriental Financial Group, Inc.	5,906	64
Orrstown Financial Services, Inc.	1,246	43
Pacific Capital Bancorp	14,880	14
Pacific Continental Corp.	4,478	51
PacWest Bancorp	6,886	139
Park National Corp.	2,681	158
Peapack Gladstone Financial Corp.	1,785	23
Penns Woods Bancorp, Inc.	933	30
Peoples Bancorp, Inc.	2,460	24
Peoples Financial Corp.	895	18
Pinnacle Financial Partners, Inc.*	8,020	114
Porter Bancorp, Inc.	679	10
Premierwest Bancorp	3,255	5
PrivateBancorp, Inc.	12,904	116
Prosperity Bancshares, Inc.	11,262	456
Renasant Corp.	5,129	70
Republic Bancorp, Inc., Class A	2,275	47
S & T Bancorp, Inc.	5,735	98
Sandy Spring Bancorp, Inc.	3,900	35
Santander BanCorp*	1,079	13
SCBT Financial Corp.	3,075	85
Shore Bancshares, Inc.	1,600	23
Sierra Bancorp	1,600	12
Signature Bank*	10,011	319
Simmons First National Corp., Class A	4,097	114
Smithtown Bancorp, Inc.	4,525	27
South Financial Group (The), Inc.	41,700	27
Southside Bancshares, Inc.	3,213	63
Southwest Bancorp, Inc.	3,547	25
State Bancorp, Inc.	2,700	19
StellarOne Corp.	4,900	49
Sterling Bancorp	4,381	31
Sterling Bancshares, Inc.	20,089	103
Sterling Financial Corp.*	14,782	9
Suffolk Bancorp	2,333	69
Sun Bancorp, Inc.*	3,803	14
Susquehanna Bancshares, Inc.	21,752	128
SVB Financial Group*	10,017	418
SY Bancorp, Inc.	2,784	59
Texas Capital Bancshares, Inc.*	8,792	123
Tompkins Financial Corp.	2,014	82
Tower Bancorp, Inc.	1,160	26
TowneBank	5,094	59
Trico Bancshares	3,381	56
Trustco Bank Corp.	18,556	117
Trustmark Corp.	15,528	350
UMB Financial Corp.	8,012	315
Umpqua Holdings Corp.	21,162	284
Union Bankshares Corp.	4,449	55
United Bankshares, Inc.	9,310	186
United Community Banks, Inc.*	20,413	69
United Security Bancshares, Inc.	1,459	25
Univest Corp.	4,000	70
Washington Banking Co.	3,716	44
Washington Trust Bancorp, Inc.	3,414	53
Webster Financial Corp.	16,858	200
WesBanco, Inc.	5,592	69
West Bancorporation	3,700	18
Westamerica Bancorporation	7,126	395
Western Alliance Bancorp*	11,200	42
Wilber Corp.	1,390	10
Wilshire Bancorp, Inc.	4,677	38
Wintrust Financial Corp.	5,850	180
Yadkin Valley Financial Corp.	2,800	10

		13,174

Beverages - 0.2%
Boston Beer Co., Inc., Class A*	2,310	108
Coca-Cola Bottling Co. Consolidated	1,022	55
Diedrich Coffee, Inc.*	735	26
Farmer Bros. Co.	1,600	32
Heckmann Corp.*	21,598	108

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Beverages - 0.2% continued
National Beverage Corp.	2,760	$38
Peet’s Coffee & Tea, Inc.*	2,777	92

		459

Biotechnology - 2.8%
Acorda Therapeutics, Inc.*	9,609	242
Affymax, Inc.*	4,265	106
Alnylam Pharmaceuticals, Inc.*	8,900	157
AMAG Pharmaceuticals, Inc.*	4,278	163
American Oriental Bioengineering, Inc.*	14,600	68
Arena Pharmaceuticals, Inc.*	24,139	86
Ariad Pharmaceuticals, Inc.*	25,952	59
Arqule, Inc.*	11,026	41
ARYx Therapeutics, Inc.*	5,449	17
BioCryst Pharmaceuticals, Inc.*	5,832	38
Cambrex Corp.*	7,110	40
Cardium Therapeutics, Inc.*	8,011	5
Celera Corp.*	20,085	139
Cell Therapeutics, Inc.*	139,649	159
Celldex Therapeutics, Inc.*	6,473	30
Chelsea Therapeutics International, Inc.*	6,924	19
China-Biotics, Inc.*	1,900	29
Clinical Data, Inc.*	3,265	60
Cubist Pharmaceuticals, Inc.*	14,375	273
Curis, Inc.*	15,600	51
Cytokinetics, Inc.*	8,855	26
Discovery Laboratories, Inc.*	36,814	23
Emergent Biosolutions, Inc.*	4,142	56
Enzo Biochem, Inc.*	7,307	39
Enzon Pharmaceuticals, Inc.*	11,044	116
Exelixis, Inc.*	26,052	192
Facet Biotech Corp.*	6,394	112
Geron Corp.*	22,100	123
GTX, Inc.*	4,323	18
Halozyme Therapeutics, Inc.*	16,510	97
Harvard Bioscience, Inc.*	5,910	21
Human Genome Sciences, Inc.*	44,677	1,367
Idera Pharmaceuticals, Inc.*	4,900	25
Immunogen, Inc.*	14,020	110
Immunomedics, Inc.*	16,387	53
Incyte Corp. Ltd.*	21,640	197
Insmed, Inc.*	30,838	24
InterMune, Inc.*	9,226	120
Lexicon Pharmaceuticals, Inc.*	25,463	43
Ligand Pharmaceuticals, Inc., Class B*	26,275	57
Martek Biosciences Corp.*	8,124	154
Maxygen, Inc.*	7,596	46
Medicines (The) Co.*	13,227	110
Micromet, Inc.*	14,031	93
Molecular Insight Pharmaceuticals, Inc.*	5,180	12
Momenta Pharmaceuticals, Inc.*	9,595	121
Nanosphere, Inc.*	3,141	20
Novavax, Inc.*	17,700	47
NPS Pharmaceuticals, Inc.*	13,763	47
Omeros Corp.*	1,690	12
OncoGenex Pharmaceutical, Inc.*	1,276	28
PDL BioPharma, Inc.	29,014	199
Protalix BioTherapeutics, Inc.*	8,010	53
Regeneron Pharmaceuticals, Inc.*	15,800	382
Repligen Corp.*	7,570	31
RTI Biologics, Inc.*	12,700	49
Sangamo BioSciences, Inc.*	10,696	63
Seattle Genetics, Inc.*	20,374	207
Sequenom, Inc.*	14,964	62
StemCells, Inc.*	30,714	39
SuperGen, Inc.*	14,443	38
Vical, Inc.*	11,500	38
Zymogenetics, Inc.*	9,176	59

		6,511

Building Materials - 0.8%
AAON, Inc.	3,182	62
Apogee Enterprises, Inc.	7,141	100
Broadwind Energy, Inc.*	7,642	62
Builders FirstSource, Inc.*	10,374	40
Comfort Systems USA, Inc.	9,759	120
Drew Industries, Inc.*	4,700	97
Gibraltar Industries, Inc.*	6,612	104
Interline Brands, Inc.*	8,056	139
Louisiana-Pacific Corp.*	31,228	218
LSI Industries, Inc.	4,312	34
NCI Building Systems, Inc.*	22,425	41
Quanex Building Products Corp.	9,289	158
Simpson Manufacturing Co., Inc.	9,414	253
Texas Industries, Inc.	5,971	209
Trex Co., Inc.*	3,607	71
U.S. Concrete, Inc.*	9,200	8
Universal Forest Products, Inc.	4,898	180

		1,896

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Chemicals - 2.0%
A. Schulman, Inc.	5,587	$113
Aceto Corp.	5,996	31
American Vanguard Corp.	5,000	42
Arch Chemicals, Inc.	6,117	189
Balchem Corp.	4,473	150
China Green Agriculture, Inc.*	2,859	42
Ferro Corp.	21,007	173
H.B. Fuller Co.	12,015	273
Hawkins, Inc.	2,117	46
ICO, Inc.	5,900	43
Innophos Holdings, Inc.	4,337	100
Innospec, Inc.	5,500	56
Landec Corp.*	6,800	42
Minerals Technologies, Inc.	4,551	248
NewMarket Corp.	2,459	282
Olin Corp.	19,317	338
OM Group, Inc.*	7,588	238
Omnova Solutions, Inc.*	11,544	71
PolyOne Corp.*	22,551	168
Quaker Chemical Corp.	2,681	55
Rockwood Holdings, Inc.*	12,321	290
Sensient Technologies Corp.	11,999	316
ShengdaTech, Inc.*	6,900	42
Solutia, Inc.*	29,073	369
Spartech Corp.*	7,367	76
Stepan Co.	1,868	121
Symyx Technologies, Inc.*	8,288	46
W.R. Grace & Co.*	17,801	451
Westlake Chemical Corp.	4,755	119
Zep, Inc.	5,650	98
Zoltek Cos., Inc.*	6,771	64

		4,692

Coal - 0.3%
Cloud Peak Energy, Inc.*	7,494	109
International Coal Group, Inc.*	23,128	89
James River Coal Co.*	6,760	125
Patriot Coal Corp.*	18,266	283
Westmoreland Coal Co.*	1,900	17

		623

Commercial Services - 6.0%
ABM Industries, Inc.	11,363	235
Administaff, Inc.	5,166	122
Advance America Cash Advance Centers, Inc.	11,010	61
Advisory Board (The) Co.*	3,787	116
Albany Molecular Research, Inc.*	5,500	50
American Caresource Holdings, Inc.*	1,936	5
American Public Education, Inc.*	4,459	153
AMN Healthcare Services, Inc.*	8,572	78
Arbitron, Inc.	6,483	152
Asset Acceptance Capital Corp.*	3,600	24
Avis Budget Group, Inc.*	24,866	326
Barrett Business Services, Inc.	1,864	23
Bridgepoint Education, Inc.*	3,545	53
Capella Education Co.*	3,665	276
Cardtronics, Inc.*	3,800	42
CBIZ, Inc.*	11,347	87
CDI Corp.	2,800	36
Cenveo, Inc.*	13,119	115
Chemed Corp.	5,480	263
ChinaCast Education Corp.*	8,800	67
Coinstar, Inc.*	7,541	209
Consolidated Graphics, Inc.*	2,394	84
Corinthian Colleges, Inc.*	19,547	269
Cornell Cos., Inc.*	2,688	61
Corporate Executive Board (The) Co.	8,535	195
Corvel Corp.*	1,825	61
CoStar Group, Inc.*	5,008	209
CPI Corp.	1,609	20
CRA International, Inc.*	2,658	71
Cross Country Healthcare, Inc.*	7,300	72
Deluxe Corp.	12,711	188
Diamond Management & Technology Consultants, Inc.	5,828	43
Dollar Financial Corp.*	6,018	142
Dollar Thrifty Automotive Group, Inc.*	6,959	178
DynCorp International, Inc., Class A*	5,981	86
Electro Rent Corp.	4,348	50
Emergency Medical Services Corp., Class A*	7,086	384
Euronet Worldwide, Inc.*	11,883	261
ExlService Holdings, Inc.*	3,650	66
Forrester Research, Inc.*	3,982	103
Franklin Covey Co.*	3,086	19
Gartner, Inc.*	14,702	265
Geo Group (The), Inc.*	12,734	279
Global Cash Access Holdings, Inc.*	9,086	68
Grand Canyon Education, Inc.*	3,944	75
Great Lakes Dredge & Dock Corp.	10,067	65

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Commercial Services - 6.0% continued
H&E Equipment Services, Inc.*	6,868	$72
Hackett Group (The), Inc.*	9,300	26
Healthcare Services Group, Inc.	10,603	228
Heartland Payment Systems, Inc.	9,675	127
Heidrick & Struggles International, Inc.	4,367	136
Hill International, Inc.*	5,600	35
HMS Holdings Corp.*	6,326	308
Huron Consulting Group, Inc.*	5,259	121
ICF International, Inc.*	2,249	60
ICT Group, Inc.*	2,237	37
Information Services Group, Inc.*	5,781	18
Jackson Hewitt Tax Service, Inc.*	8,000	35
K12, Inc.*	5,765	117
Kelly Services, Inc., Class A*	6,608	79
Kendle International, Inc.*	3,627	66
Kenexa Corp.*	5,505	72
Kforce, Inc.*	7,261	91
Korn/Ferry International*	10,910	180
Landauer, Inc.	2,281	140
Learning Tree International, Inc.*	1,811	22
Lincoln Educational Services Corp.*	2,482	54
Live Nation, Inc.*	21,139	180
Mac-Gray Corp.*	2,246	23
MAXIMUS, Inc.	4,277	214
McGrath Rentcorp	6,019	135
Medifast, Inc.*	3,385	104
MedQuist, Inc.	1,361	9
Midas, Inc.*	3,300	28
MoneyGram International, Inc.*	20,505	59
Monro Muffler Brake, Inc.	4,076	136
MPS Group, Inc.*	22,972	316
Multi-Color Corp.	2,350	29
National Research Corp.	409	8
Navigant Consulting, Inc.*	12,214	181
Net 1 UEPS Technologies, Inc.*	7,545	147
Nobel Learning Communities, Inc.*	974	7
Odyssey Marine Exploration, Inc.*	18,444	26
On Assignment, Inc.*	9,054	65
Parexel International Corp.*	14,058	198
PHH Corp.*	13,742	221
Pre-Paid Legal Services, Inc.*	1,896	78
Princeton Review, Inc.*	3,552	14
Providence Service (The) Corp.*	2,577	41
Rent-A-Center, Inc.*	16,414	291
Resources Connection, Inc.*	11,003	233
Rewards Network, Inc.	1,482	19
Riskmetrics Group, Inc.*	5,564	89
Rollins, Inc.	10,614	205
RSC Holdings, Inc.*	12,146	86
Sotheby’s	16,362	368
Spherion Corp.*	12,726	72
Standard Parking Corp.*	1,831	29
StarTek, Inc.*	2,300	17
Steiner Leisure Ltd.*	3,681	146
Stewart Enterprises, Inc., Class A	20,000	103
SuccessFactors, Inc.*	11,495	191
Team, Inc.*	4,598	86
TeleTech Holdings, Inc.*	8,300	166
Ticketmaster Entertainment, Inc.*	9,575	117
TNS, Inc.*	6,376	164
Transcend Services, Inc.*	1,731	37
Tree.com, Inc.*	2,264	21
TrueBlue, Inc.*	10,700	158
United Rentals, Inc.*	15,151	149
Universal Technical Institute, Inc.*	4,952	100
Valassis Communications, Inc.*	11,757	215
Viad Corp.	5,131	106
Volt Information Sciences, Inc.*	2,931	29
Watson Wyatt Worldwide, Inc., Class A*	10,419	495
Wright Express Corp.*	9,566	305

		14,047

Computers - 2.4%
3D Systems Corp.*	4,500	51
3PAR, Inc.*	6,836	81
Agilysys, Inc.	3,704	34
CACI International, Inc., Class A*	7,485	366
CIBER, Inc.*	16,715	58
Cogo Group, Inc.*	5,604	41
Compellent Technologies, Inc.*	4,272	97
Computer Task Group, Inc.*	3,653	29
COMSYS IT Partners, Inc.*	3,300	29
Cray, Inc.*	8,351	54
Dynamics Research Corp.*	2,106	22
Echelon Corp.*	7,913	91
Electronics for Imaging, Inc.*	11,992	156
eLoyalty Corp.*	1,608	11
Fortinet, Inc.*	3,047	54
iGate Corp.	5,400	54

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Computers - 2.4% continued
Imation Corp.*	6,900	$60
Immersion Corp.*	6,796	31
Insight Enterprises, Inc.*	11,436	131
Integral Systems, Inc.*	4,205	36
Isilon Systems, Inc.*	6,301	43
Jack Henry & Associates, Inc.	20,774	480
LivePerson, Inc.*	10,205	71
Manhattan Associates, Inc.*	5,624	135
Maxwell Technologies, Inc.*	5,749	103
Mentor Graphics Corp.*	23,408	207
Mercury Computer Systems, Inc.*	5,512	61
MTS Systems Corp.	4,183	120
NCI, Inc., Class A*	1,594	44
Ness Technologies, Inc.*	10,587	52
Netezza Corp.*	11,867	115
Netscout Systems, Inc.*	6,507	95
Palm, Inc.*	41,052	412
PAR Technology Corp.*	1,959	11
Quantum Corp.*	51,360	150
Radiant Systems, Inc.*	6,600	69
Radisys Corp.*	5,683	54
Rimage Corp.*	2,400	42
Riverbed Technology, Inc.*	13,370	307
Silicon Graphics International Corp.*	7,271	51
Silicon Storage Technology, Inc.*	17,900	46
Smart Modular Technologies WWH, Inc.*	8,962	56
SRA International, Inc., Class A*	10,124	193
STEC, Inc.*	6,294	103
Stratasys, Inc.*	5,250	91
Super Micro Computer, Inc.*	5,588	62
SYKES Enterprises, Inc.*	8,741	223
Synaptics, Inc.*	8,381	257
Syntel, Inc.	3,178	121
Tier Technologies, Inc., Class B*	3,198	26
Unisys Corp.*	10,516	406
Virtusa Corp.*	3,227	29

		5,721

Cosmetics/Personal Care - 0.4%
Bare Escentuals, Inc.*	16,471	202
Chattem, Inc.*	4,858	453
Elizabeth Arden, Inc.*	6,325	91
Inter Parfums, Inc.	3,600	44
Revlon, Inc.*	4,772	81

		871

Distribution/Wholesale - 1.2%
Beacon Roofing Supply, Inc.*	11,450	183
BlueLinx Holdings, Inc.*	2,067	6
BMP Sunstone Corp.*	6,722	38
Brightpoint, Inc.*	12,689	93
Chindex International, Inc.*	3,258	46
Core-Mark Holding Co., Inc.*	2,362	78
FGX International Holdings Ltd.*	3,556	70
Fossil, Inc.*	11,478	385
Houston Wire & Cable Co.	4,310	51
MWI Veterinary Supply, Inc.*	2,717	102
Owens & Minor, Inc.	10,185	437
Pool Corp.	12,201	233
Rentrak Corp.*	2,313	41
Scansource, Inc.*	6,563	175
School Specialty, Inc.*	4,793	112
Titan Machinery, Inc.*	3,173	37
United Stationers, Inc.*	5,937	338
Watsco, Inc.	6,495	318

		2,743

Diversified Financial Services - 2.1%
Artio Global Investors, Inc.*	6,777	173
BGC Partners, Inc., Class A	11,366	53
Broadpoint Gleacher Securities, Inc.*	13,221	59
Calamos Asset Management, Inc., Class A	4,609	53
Cohen & Steers, Inc.	4,216	96
CompuCredit Holdings Corp.	3,800	13
Cowen Group, Inc.*	3,844	23
Credit Acceptance Corp.*	1,445	61
Diamond Hill Investment Group, Inc.	556	36
Duff & Phelps Corp., Class A	3,909	71
E*TRADE Financial Corp.*	384,794	673
Encore Capital Group, Inc.*	3,448	60
Epoch Holding Corp.	3,121	33
Evercore Partners, Inc., Class A	3,550	108
FBR Capital Markets Corp.*	3,494	22
Financial Federal Corp.	6,343	174
First Marblehead (The) Corp.*	16,000	34
GAMCO Investors, Inc., Class A	1,839	89
GFI Group, Inc.	16,880	77
International Assets Holding Corp.*	3,300	48
JMP Group, Inc.	3,612	35
KBW, Inc.*	8,723	239
Knight Capital Group, Inc., Class A*	23,306	359
LaBranche & Co., Inc.*	16,248	46

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Diversified Financial Services - 2.1% continued
MarketAxess Holdings, Inc.	7,645	$106
MF Global Ltd.*	23,471	163
National Financial Partners Corp.*	10,799	87
Nelnet, Inc., Class A	4,807	83
NewStar Financial, Inc.*	5,457	21
Ocwen Financial Corp.*	13,834	132
Oppenheimer Holdings, Inc., Class A	2,423	81
optionsXpress Holdings, Inc.	10,125	156
Penson Worldwide, Inc.*	4,784	43
Piper Jaffray Cos.*	4,962	251
Portfolio Recovery Associates, Inc.*	3,727	167
Pzena Investment Management, Inc., Class A*	2,746	22
Sanders Morris Harris Group, Inc.	3,800	21
Stifel Financial Corp.*	7,463	442
SWS Group, Inc.	6,824	83
Teton Advisors, Inc., Class A	31	1
Thomas Weisel Partners Group, Inc.*	6,650	25
TradeStation Group, Inc.*	8,342	66
US Global Investors, Inc., Class A	3,157	39
Virtus Investment Partners, Inc.*	1,437	23
Westwood Holdings Group, Inc.	1,384	50
World Acceptance Corp.*	3,940	141

		4,838

Electric - 1.8%
Allete, Inc.	7,100	232
Avista Corp.	13,716	296
Black Hills Corp.	9,478	252
Central Vermont Public Service Corp.	2,853	59
CH Energy Group, Inc.	3,869	165
Cleco Corp.	15,053	411
El Paso Electric Co.*	10,996	223
Empire District Electric (The) Co.	9,160	172
EnerNOC, Inc.*	3,337	101
IDACORP, Inc.	11,456	366
MGE Energy, Inc.	5,651	202
NorthWestern Corp.	8,799	229
Otter Tail Corp.	8,671	215
Pike Electric Corp.*	4,800	45
PNM Resources, Inc.	20,934	265
Portland General Electric Co.	18,399	376
UIL Holdings Corp.	7,200	202
Unisource Energy Corp.	8,758	282
Unitil Corp.	2,596	60
US Geothermal, Inc.*	15,158	23

		4,176

Electrical Components & Equipment - 1.2%
Advanced Battery Technologies, Inc.*	13,800	55
Advanced Energy Industries, Inc.*	8,146	123
American Superconductor Corp.*	10,608	434
Belden, Inc.	11,603	254
China BAK Battery, Inc.*	9,444	26
Encore Wire Corp.	4,494	95
Ener1, Inc.*	12,458	79
Energy Conversion Devices, Inc.*	11,163	118
EnerSys*	10,013	219
Evergreen Solar, Inc.*	45,399	69
Fushi Copperweld, Inc.*	3,860	39
GrafTech International Ltd.*	29,987	466
Graham Corp.	2,467	51
Harbin Electric, Inc.*	3,740	77
Insteel Industries, Inc.	4,269	55
Lihua International, Inc.*	759	8
Littelfuse, Inc.*	5,297	170
Orion Energy Systems, Inc.*	4,217	19
Powell Industries, Inc.*	1,900	60
Power-One, Inc.*	18,776	82
PowerSecure International, Inc.*	4,192	30
SatCon Technology Corp.*	16,931	48
SmartHeat, Inc.*	2,187	32
Ultralife Corp.*	2,140	9
Universal Display Corp.*	7,700	95
Valence Technology, Inc.*	11,100	10
Vicor Corp.*	4,600	43

		2,766

Electronics - 2.5%
American Science & Engineering, Inc.	2,221	168
Analogic Corp.	3,194	123
Badger Meter, Inc.	3,805	152
Bel Fuse, Inc., Class B	2,800	60
Benchmark Electronics, Inc.*	15,963	302
Brady Corp., Class A	11,938	358
Checkpoint Systems, Inc.*	9,400	143
China Security & Surveillance Technology, Inc.*	10,716	82
Cogent, Inc.*	10,790	112
Coherent, Inc.*	5,434	162
CTS Corp.	8,180	79

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Electronics - 2.5% continued
Cymer, Inc.*	7,349	$282
Daktronics, Inc.	7,975	73
DDi Corp.*	3,408	17
Dionex Corp.*	4,400	325
Electro Scientific Industries, Inc.*	7,068	76
FARO Technologies, Inc.*	4,081	87
FEI Co.*	9,110	213
ICx Technologies, Inc.*	2,000	19
II-VI, Inc.*	6,000	191
L-1 Identity Solutions, Inc.*	18,414	138
LaBarge, Inc.*	3,072	37
Measurement Specialties, Inc.*	3,400	34
MEMSIC, Inc.*	3,789	12
Methode Electronics, Inc.	9,524	83
Microvision, Inc.*	22,192	70
Multi-Fineline Electronix, Inc.*	2,395	68
Newport Corp.*	9,413	87
NVE Corp.*	1,141	47
OSI Systems, Inc.*	3,795	104
Park Electrochemical Corp.	5,064	140
Plexus Corp.*	9,631	274
Rofin-Sinar Technologies, Inc.*	7,293	172
Rogers Corp.*	4,020	122
Spectrum Control, Inc.*	3,043	29
SRS Labs, Inc.*	2,880	21
Stoneridge, Inc.*	4,121	37
Taser International, Inc.*	14,968	66
Technitrol, Inc.	9,989	44
TTM Technologies, Inc.*	10,400	120
Varian, Inc.*	7,105	366
Watts Water Technologies, Inc., Class A	7,100	220
Woodward Governor Co.	14,723	379
X-Rite, Inc.*	6,234	14
Zygo Corp.*	3,600	24

		5,732

Energy - Alternate Sources - 0.2%
Ascent Solar Technologies, Inc.*	4,807	25
Clean Energy Fuels Corp.*	8,668	134
Comverge, Inc.*	5,740	65
Evergreen Energy, Inc.*	28,200	10
FuelCell Energy, Inc.*	18,700	70
Green Plains Renewable Energy, Inc.*	2,267	34
Headwaters, Inc.*	14,729	96
Syntroleum Corp.*	15,541	41

		475

Engineering & Construction - 0.8%
Argan, Inc.*	1,846	27
Dycom Industries, Inc.*	9,655	77
EMCOR Group, Inc.*	16,054	432
ENGlobal Corp.*	6,800	21
Exponent, Inc.*	3,592	100
Granite Construction, Inc.	8,405	283
Insituform Technologies, Inc., Class A*	9,832	223
Integrated Electrical Services, Inc.*	896	5
Layne Christensen Co.*	5,018	144
Michael Baker Corp.*	1,928	80
Mistras Group, Inc.*	2,491	37
MYR Group, Inc.*	4,239	77
Orion Marine Group, Inc.*	6,662	140
Stanley, Inc.*	3,062	84
Sterling Construction Co., Inc.*	3,261	63
Tutor Perini Corp.*	6,563	119
VSE Corp.	995	45

		1,957

Entertainment - 0.8%
Ascent Media Corp., Class A*	3,429	87
Bally Technologies, Inc.*	13,413	554
Bluegreen Corp.*	3,200	8
Carmike Cinemas, Inc.*	3,548	27
Churchill Downs, Inc.	2,452	92
Cinemark Holdings, Inc.	8,201	118
Dover Downs Gaming & Entertainment, Inc.	5,227	20
Great Wolf Resorts, Inc.*	6,160	15
Isle of Capri Casinos, Inc.*	4,428	33
Lakes Entertainment, Inc.*	4,644	12
National CineMedia, Inc.	10,715	177
Pinnacle Entertainment, Inc.*	14,708	132
Reading International, Inc., Class A*	4,236	17
Shuffle Master, Inc.*	13,790	114
Speedway Motorsports, Inc.	3,200	56
Vail Resorts, Inc.*	7,300	276
Youbet.com, Inc.*	9,574	27

		1,765

Environmental Control - 0.7%
American Ecology Corp.	4,407	75

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Environmental Control - 0.7% continued
Calgon Carbon Corp.*	13,600	$189
Clean Harbors, Inc.*	5,190	309
Darling International, Inc.*	20,500	172
Energy Recovery, Inc.*	8,171	56
EnergySolutions, Inc.	18,828	160
Fuel Tech, Inc.*	5,000	41
Metalico, Inc.*	8,180	40
Met-Pro Corp.	3,532	38
Mine Safety Appliances Co.	6,736	179
Perma-Fix Environmental Services*	10,723	24
Tetra Tech, Inc.*	14,676	399
Waste Services, Inc.*	4,307	39

		1,721

Food - 1.8%
American Dairy, Inc.*	2,390	52
American Italian Pasta Co., Class A*	5,110	178
Arden Group, Inc., Class A	300	29
B&G Foods, Inc., Class A	7,119	65
Calavo Growers, Inc.	2,535	43
Cal-Maine Foods, Inc.	3,416	116
Chiquita Brands International, Inc.*	11,059	199
Diamond Foods, Inc.	4,018	143
Dole Food Co., Inc.*	8,711	108
Fresh Del Monte Produce, Inc.*	10,300	228
Great Atlantic & Pacific Tea Co.*	8,492	100
Hain Celestial Group (The), Inc.*	9,900	168
HQ Sustainable Maritime Industries, Inc.*	3,131	22
Imperial Sugar Co.	2,967	52
Ingles Markets, Inc., Class A	3,048	46
J & J Snack Foods Corp.	3,456	138
Lancaster Colony Corp.	4,860	242
Lance, Inc.	7,043	185
Lifeway Foods, Inc.*	1,174	14
M & F Worldwide Corp.*	2,625	104
Nash Finch Co.	3,124	116
Overhill Farms, Inc.*	3,849	19
Ruddick Corp.	10,600	273
Sanderson Farms, Inc.	5,086	214
Seaboard Corp.	82	111
Seneca Foods Corp., Class A*	2,434	58
Smart Balance, Inc.*	16,300	98
Spartan Stores, Inc.	5,400	77
Tootsie Roll Industries, Inc.	5,967	163
TreeHouse Foods, Inc.*	7,763	302
United Natural Foods, Inc.*	10,483	280
Village Super Market, Class A	1,466	40
Weis Markets, Inc.	2,600	94
Winn-Dixie Stores, Inc.*	13,659	137
Zhongpin, Inc.*	5,750	90

		4,304

Forest Products & Paper - 0.9%
Boise, Inc.*	8,480	45
Buckeye Technologies, Inc.*	9,800	96
Clearwater Paper Corp.*	2,859	157
Deltic Timber Corp.	2,645	122
Domtar Corp.*	10,268	569
Glatfelter	11,143	135
Kapstone Paper and Packaging Corp.*	8,057	79
Neenah Paper, Inc.	3,594	50
Orchids Paper Products Co.*	1,672	34
Potlatch Corp.	9,759	311
Schweitzer-Mauduit International, Inc.	4,328	305
Wausau Paper Corp.	10,806	125

		2,028

Gas - 1.2%
Chesapeake Utilities Corp.	2,300	74
Laclede Group (The), Inc.	5,385	182
New Jersey Resources Corp.	10,248	383
Nicor, Inc.	11,038	464
Northwest Natural Gas Co.	6,522	294
Piedmont Natural Gas Co., Inc.	18,322	490
South Jersey Industries, Inc.	7,285	278
Southwest Gas Corp.	10,933	312
WGL Holdings, Inc.	12,366	415

		2,892

Hand/Machine Tools - 0.4%
Baldor Electric Co.	11,296	317
Franklin Electric Co., Inc.	5,760	168
K-Tron International, Inc.*	606	66
Regal-Beloit Corp.	8,806	457

		1,008

Healthcare - Products - 4.0%
Abaxis, Inc.*	5,362	137
ABIOMED, Inc.*	8,093	71
Accuray, Inc.*	10,041	56
Affymetrix, Inc.*	18,374	107
AGA Medical Holdings, Inc.*	3,368	50

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Healthcare - Products - 4.0% continued
Align Technology, Inc.*	14,231	$254
Alphatec Holdings, Inc.*	8,086	43
American Medical Systems Holdings, Inc.*	18,440	356
Angiodynamics, Inc.*	5,979	96
Atrion Corp.	370	58
ATS Medical, Inc.*	11,640	38
BioMimetic Therapeutics, Inc.*	3,525	42
Bovie Medical Corp.*	4,206	33
Bruker Corp.*	12,239	148
Cantel Medical Corp.	3,068	62
Cardiac Science Corp.*	3,700	8
CardioNet, Inc.*	5,779	34
Cardiovascular Systems, Inc.*	1,303	6
Cepheid, Inc.*	14,800	185
Conceptus, Inc.*	7,789	146
Conmed Corp.*	7,105	162
CryoLife, Inc.*	6,664	43
Cutera, Inc.*	3,258	28
Cyberonics, Inc.*	6,861	140
Cynosure, Inc., Class A*	2,389	27
Delcath Systems, Inc.*	7,594	39
DexCom, Inc.*	11,251	91
Electro-Optical Sciences, Inc.*	5,416	56
Endologix, Inc.*	11,821	62
EnteroMedics, Inc.*	3,282	2
ev3, Inc.*	18,210	243
Exactech, Inc.*	1,800	31
Female Health (The) Co.*	4,080	19
Genomic Health, Inc.*	3,622	71
Greatbatch, Inc.*	5,743	110
Haemonetics Corp.*	6,326	349
Hanger Orthopedic Group, Inc.*	6,292	87
Hansen Medical, Inc.*	7,437	23
HeartWare International, Inc.*	1,510	54
Home Diagnostics, Inc.*	2,846	17
ICU Medical, Inc.*	3,119	114
Immucor, Inc.*	17,580	356
Insulet Corp.*	8,614	123
Integra LifeSciences Holdings Corp.*	4,644	171
Invacare Corp.	7,075	177
IRIS International, Inc.*	4,399	54
Kensey Nash Corp.*	2,034	52
LCA-Vision, Inc.*	3,986	20
Luminex Corp.*	10,541	157
MAKO Surgical Corp.*	4,262	47
Masimo Corp.*	12,694	386
Medical Action Industries, Inc.*	3,500	56
Merge Healthcare, Inc.*	8,192	28
Meridian Bioscience, Inc.	9,924	214
Merit Medical Systems, Inc.*	7,006	135
Micrus Endovascular Corp.*	3,860	58
Natus Medical, Inc.*	7,121	105
NuVasive, Inc.*	8,907	285
NxStage Medical, Inc.*	6,400	53
OraSure Technologies, Inc.*	11,100	56
Orthofix International N.V.*	4,188	130
Orthovita, Inc.*	16,202	57
Palomar Medical Technologies, Inc.*	4,292	43
PSS World Medical, Inc.*	14,852	335
Quidel Corp.*	6,419	89
Rochester Medical Corp.*	2,464	27
Rockwell Medical Technologies, Inc.*	4,154	32
Sirona Dental Systems, Inc.*	4,153	132
Somanetics Corp.*	2,958	52
SonoSite, Inc.*	4,353	103
Spectranetics Corp.*	7,900	55
Stereotaxis, Inc.*	8,253	32
STERIS Corp.	14,223	398
SurModics, Inc.*	3,886	88
Symmetry Medical, Inc.*	9,015	73
Synovis Life Technologies, Inc.*	2,831	37
Thoratec Corp.*	13,803	372
TomoTherapy, Inc.*	10,834	42
TranS1, Inc.*	2,600	10
Utah Medical Products, Inc.	805	24
Vascular Solutions, Inc.*	3,982	33
Vital Images, Inc.*	3,501	44
Volcano Corp.*	12,217	212
West Pharmaceutical Services, Inc.	8,127	319
Wright Medical Group, Inc.*	9,700	184
Young Innovations, Inc.	1,345	33
Zoll Medical Corp.*	5,385	144

		9,331

Healthcare - Services - 2.3%
Air Methods Corp.*	2,731	92
Alliance HealthCare Services, Inc.*	6,397	36
Allied Healthcare International, Inc.*	10,883	32
Almost Family, Inc.*	2,127	84

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Healthcare - Services - 2.3% continued
Amedisys, Inc.*	6,851	$333
America Service Group, Inc.	1,983	31
American Dental Partners, Inc.*	3,747	48
AMERIGROUP Corp.*	12,972	350
Amsurg Corp.*	7,810	172
Assisted Living Concepts, Inc., Class A*	2,531	67
Bio-Reference Labs, Inc.*	2,881	113
Capital Senior Living Corp.*	6,200	31
Centene Corp.*	10,610	225
Continucare Corp.*	7,173	31
Emeritus Corp.*	4,868	91
Ensign Group (The), Inc.	2,665	41
Genoptix, Inc.*	4,111	146
Gentiva Health Services, Inc.*	7,025	190
Healthsouth Corp.*	22,794	428
Healthspring, Inc.*	12,134	214
Healthways, Inc.*	8,224	151
IPC The Hospitalist Co., Inc.*	3,924	130
Kindred Healthcare, Inc.*	9,533	176
LHC Group, Inc.*	3,856	129
Magellan Health Services, Inc.*	8,813	359
Medcath Corp.*	4,400	35
Metropolitan Health Netwrks*	8,854	18
Molina Healthcare, Inc.*	3,300	75
National Healthcare Corp.	1,900	68
Nighthawk Radiology Holdings, Inc.*	4,565	21
NovaMed, Inc.*	4,849	19
Odyssey HealthCare, Inc.*	8,024	125
Psychiatric Solutions, Inc.*	13,771	291
RadNet, Inc.*	6,400	13
RehabCare Group, Inc.*	6,019	183
Res-Care, Inc.*	6,317	71
Select Medical Holdings Corp.*	8,229	87
Skilled Healthcare Group, Inc., Class A*	4,705	35
Sun Healthcare Group, Inc.*	10,698	98
Sunrise Senior Living, Inc.*	11,700	38
Triple-S Management Corp., Class B*	5,001	88
U.S. Physical Therapy, Inc.*	3,000	51
Virtual Radiologic Corp.*	1,700	22
WellCare Health Plans, Inc.*	10,311	379

		5,417

Holding Companies - Diversified - 0.0%
Compass Diversified Holdings	6,128	78
Harbinger Group, Inc.*	2,123	15
Primoris Services Corp.	2,042	16
Resource America, Inc., Class A	2,500	10

		119

Home Builders - 0.4%
Amrep Corp.*	400	6
Beazer Homes USA, Inc.*	10,700	52
Brookfield Homes Corp.*	2,267	18
Cavco Industries, Inc.*	1,792	64
China Housing & Land Development, Inc.*	6,336	26
Hovnanian Enterprises, Inc., Class A*	12,585	48
M/I Homes, Inc.*	5,100	53
Meritage Homes Corp.*	7,900	153
Ryland Group, Inc.	10,700	211
Skyline Corp.	1,674	31
Standard-Pacific Corp.*	24,707	92
Winnebago Industries, Inc.*	7,200	88

		842

Home Furnishings - 0.6%
American Woodmark Corp.	2,544	50
Audiovox Corp., Class A*	4,000	28
DTS, Inc.*	4,297	147
Ethan Allen Interiors, Inc.	6,097	82
Furniture Brands International, Inc.*	10,100	55
Hooker Furniture Corp.	2,603	32
Kimball International, Inc., Class B	8,179	70
La-Z-Boy, Inc.*	12,795	122
Sealy Corp.*	10,628	34
Stanley Furniture Co., Inc.*	2,487	25
Tempur-Pedic International, Inc.*	18,330	433
TiVo, Inc.*	27,179	277
Universal Electronics, Inc.*	3,314	77

		1,432

Household Products/Wares - 0.8%
ACCO Brands Corp.*	13,324	97
American Greetings Corp., Class A	9,633	210
Blyth, Inc.	1,444	49
Central Garden and Pet Co., Class A*	15,200	151
CSS Industries, Inc.	1,900	37
Ennis, Inc.	6,300	106
Helen of Troy Ltd.*	7,617	186
Oil-Dri Corp. of America	1,289	20
Prestige Brands Holdings, Inc.*	7,910	62
Standard Register (The) Co.	3,400	18

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Household Products/Wares - 0.8% continued
Tupperware Brands Corp.	15,314	$713
WD-40 Co.	4,058	131

		1,780

Insurance - 3.2%
Ambac Financial Group, Inc.*	74,400	62
American Equity Investment Life Holding Co.	13,871	103
American Physicians Capital, Inc.	2,156	65
American Physicians Service Group, Inc.	1,676	39
American Safety Insurance Holdings Ltd.*	2,100	30
AMERISAFE, Inc.*	4,606	83
Amtrust Financial Services, Inc.	5,721	68
Argo Group International Holdings Ltd.*	7,543	220
Assured Guaranty Ltd.	30,046	654
Baldwin & Lyons, Inc., Class B	2,050	50
Citizens, Inc.*	8,500	56
CNA Surety Corp.*	4,255	63
Conseco, Inc.*	49,373	247
Crawford & Co., Class B*	6,621	26
Delphi Financial Group, Inc., Class A	11,340	254
Donegal Group, Inc., Class A	2,777	43
Eastern Insurance Holdings, Inc.	1,897	16
eHealth, Inc.*	5,656	93
EMC Insurance Group, Inc.	1,400	30
Employers Holdings, Inc.	10,756	165
Enstar Group Ltd.*	1,549	113
FBL Financial Group, Inc., Class A	3,341	62
First Acceptance Corp.*	4,721	9
First Mercury Financial Corp.	3,496	48
Flagstone Reinsurance Holdings Ltd.	9,524	104
FPIC Insurance Group, Inc.*	1,716	66
Greenlight Capital Re Ltd., Class A*	7,178	169
Hallmark Financial Services, Inc.*	2,319	18
Harleysville Group, Inc.	3,226	103
Horace Mann Educators Corp.	9,590	120
Independence Holding Co.	1,480	9
Infinity Property & Casualty Corp.	3,353	136
Kansas City Life Insurance Co.	1,100	33
Life Partners Holdings, Inc.	1,768	37
Maiden Holdings Ltd.	12,200	89
Max Capital Group Ltd.	11,282	252
Meadowbrook Insurance Group, Inc.	14,081	104
Mercer Insurance Group, Inc.	1,372	25
MGIC Investment Corp.*	31,473	182
Montpelier Re Holdings Ltd.	21,410	371
National Interstate Corp.	1,400	24
National Western Life Insurance Co., Class A	500	87
Navigators Group, Inc.*	3,052	144
NYMAGIC, Inc.	1,100	18
Phoenix (The) Cos., Inc.*	30,700	85
Platinum Underwriters Holdings Ltd.	12,510	479
PMA Capital Corp., Class A*	7,500	47
PMI Group (The), Inc.*	17,279	44
Presidential Life Corp.	5,000	46
Primus Guaranty Ltd.*	5,800	18
ProAssurance Corp.*	8,062	433
Radian Group, Inc.	20,801	152
RLI Corp.	4,626	246
Safety Insurance Group, Inc.	3,243	118
SeaBright Insurance Holdings, Inc.*	5,293	61
Selective Insurance Group, Inc.	12,862	212
State Auto Financial Corp.	3,580	66
Stewart Information Services Corp.	4,826	54
Tower Group, Inc.	10,871	254
United America Indemnity Ltd., Class A*	9,245	73
United Fire & Casualty Co.	5,559	101
Universal American Corp.*	6,989	82
Universal Insurance Holdings, Inc.	3,242	19
Zenith National Insurance Corp.	9,062	270

		7,550

Internet - 3.2%
1-800-Flowers.com, Inc., Class A*	6,700	18
AboveNet, Inc.*	3,166	206
ActivIdentity Corp.*	11,116	26
Ancestry.com, Inc.*	1,911	27
Archipelago Learning, Inc.*	1,772	37
Art Technology Group, Inc.*	30,963	140
AsiaInfo Holdings, Inc.*	7,637	233
Blue Coat Systems, Inc.*	9,862	281
Blue Nile, Inc.*	3,114	197
Chordiant Software, Inc.*	7,520	21
Cogent Communications Group, Inc.*	11,030	109
comScore, Inc.*	5,372	94
Constant Contact, Inc.*	5,863	94
CyberSource Corp.*	17,273	347
DealerTrack Holdings, Inc.*	9,100	171
Dice Holdings, Inc.*	3,575	23

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Internet - 3.2% continued
Digital River, Inc.*	9,394	$254
Drugstore.com, Inc.*	21,172	65
Earthlink, Inc.	26,404	219
ePlus, Inc.*	887	15
eResearch Technology, Inc.*	10,404	63
Global Sources Ltd.*	3,660	23
GSI Commerce, Inc.*	7,427	189
Health Grades, Inc.*	4,300	18
i2 Technologies, Inc.*	3,938	75
Imergent, Inc.	1,937	12
Infospace, Inc.*	8,541	73
Internap Network Services Corp.*	12,367	58
Internet Brands, Inc., Class A*	6,739	53
Internet Capital Group, Inc.*	8,991	60
iPass, Inc.*	11,923	12
j2 Global Communications, Inc.*	10,990	224
Keynote Systems, Inc.	2,900	32
Knot (The), Inc.*	7,375	74
Limelight Networks, Inc.*	7,610	30
Lionbridge Technologies, Inc.*	10,987	25
Liquidity Services, Inc.*	3,700	37
LoopNet, Inc.*	5,416	54
MercadoLibre, Inc.*	6,317	328
ModusLink Global Solutions, Inc.*	11,163	105
Move, Inc.*	36,181	60
NIC, Inc.	12,368	113
NutriSystem, Inc.	7,706	240
Online Resources Corp.*	6,200	33
OpenTable, Inc.*	751	19
Openwave Systems, Inc.*	20,282	46
Orbitz Worldwide, Inc.*	9,045	66
Overstock.com, Inc.*	3,611	49
PC-Tel, Inc.*	4,800	28
Perficient, Inc.*	7,023	59
Rackspace Hosting, Inc.*	16,611	346
RealNetworks, Inc.*	20,673	77
S1 Corp.*	12,843	84
Saba Software, Inc.*	4,560	19
Safeguard Scientifics, Inc.*	5,034	52
Sapient Corp.*	20,518	170
Shutterfly, Inc.*	5,017	89
SonicWALL, Inc.*	13,685	104
Sourcefire, Inc.*	5,687	152
Stamps.com, Inc.*	3,150	28
support.com, Inc.*	9,000	24
TechTarget, Inc.*	2,947	17
TeleCommunication Systems, Inc., Class A*	9,928	96
Terremark Worldwide, Inc.*	14,000	96
TIBCO Software, Inc.*	43,726	421
Travelzoo, Inc.*	1,377	17
United Online, Inc.	21,179	152
US Auto Parts Network, Inc.*	2,105	11
ValueClick, Inc.*	21,700	220
VASCO Data Security International, Inc.*	7,200	45
Vitacost.com, Inc.*	2,709	28
Vocus, Inc.*	4,036	73
Web.com Group, Inc.*	6,488	42
Websense, Inc.*	10,813	189
Zix Corp.*	15,422	26

		7,413

Investment Companies - 0.8%
Allied Capital Corp.*	44,415	160
American Capital Ltd.*	68,794	168
Ampal-American Israel Corp., Class A*	5,124	14
Apollo Investment Corp.	39,821	379
Ares Capital Corp.	26,818	334
BlackRock Kelso Capital Corp.	2,700	23
Capital Southwest Corp.	725	57
Fifth Street Finance Corp.	8,062	87
Gladstone Capital Corp.	5,199	40
Gladstone Investment Corp.	5,402	25
Harris & Harris Group, Inc.*	6,000	27
Hercules Technology Growth Capital, Inc.	8,655	90
Kohlberg Capital Corp.	4,484	20
Main Street Capital Corp.	1,800	29
MCG Capital Corp.*	15,988	69
Medallion Financial Corp.	3,473	28
MVC Capital, Inc.	5,297	63
NGP Capital Resources Co.	5,300	43
PennantPark Investment Corp.	6,475	58
Prospect Capital Corp.	15,739	186
TICC Capital Corp.	6,562	40
Triangle Capital Corp.	2,644	32

		1,972

Iron/Steel - 0.0%
China Precision Steel, Inc.*	10,305	21
General Steel Holdings, Inc.*	5,177	23

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Iron/Steel - 0.0% continued
Sutor Technology Group Ltd.*	1,800	$5
Universal Stainless & Alloy*	1,700	32

		81

Leisure Time - 0.5%
Ambassadors Group, Inc.	4,839	64
Brunswick Corp.	22,200	282
Callaway Golf Co.	15,782	119
Interval Leisure Group, Inc.*	9,711	121
Life Time Fitness, Inc.*	10,136	253
Marine Products Corp.	2,500	13
Multimedia Games, Inc.*	6,540	39
Polaris Industries, Inc.	7,430	324
Town Sports International Holdings, Inc.*	4,600	11
Universal Travel Group*	2,453	25

		1,251

Lodging - 0.3%
Ameristar Casinos, Inc.	6,258	95
Gaylord Entertainment Co.*	9,862	195
Marcus Corp.	5,127	66
Monarch Casino & Resort, Inc.*	2,247	18
Morgans Hotel Group Co.*	5,355	24
Orient-Express Hotels Ltd., Class A*	19,198	195
Red Lion Hotels Corp.*	3,299	16

		609

Machinery-Construction & Mining - 0.1%
Astec Industries, Inc.*	4,656	125

Machinery - Diversified - 1.3%
Alamo Group, Inc.	1,836	31
Albany International Corp., Class A	6,590	148
Altra Holdings, Inc.*	6,506	80
Applied Industrial Technologies, Inc.	10,315	228
Briggs & Stratton Corp.	12,100	226
Cascade Corp.	2,216	61
Chart Industries, Inc.*	7,248	120
Cognex Corp.	9,829	174
Columbus McKinnon Corp.*	4,651	64
Duoyuan Printing, Inc.*	2,098	17
DXP Enterprises, Inc.*	1,889	25
Flow International Corp.*	9,400	29
Gorman-Rupp (The) Co.	3,520	97
Hurco Cos., Inc.*	1,555	23
Intermec, Inc.*	15,210	196
Intevac, Inc.*	5,500	63
iRobot Corp.*	4,730	83
Kadant, Inc.*	2,983	48
Lindsay Corp.	3,152	126
Middleby Corp.*	3,937	193
NACCO Industries, Inc., Class A	1,412	70
Nordson Corp.	8,340	510
Raser Technologies, Inc.*	17,511	22
Robbins & Myers, Inc.	6,500	153
Sauer-Danfoss, Inc.*	2,864	34
Tecumseh Products Co., Class A*	4,492	52
Tennant Co.	4,500	118
Twin Disc, Inc.	2,200	23

		3,014

Media - 0.5%
Acacia Research-Acacia Technologies*	7,793	71
Belo Corp., Class A	21,797	119
CKX, Inc.*	14,753	78
Courier Corp.	2,525	36
Crown Media Holdings, Inc., Class A*	2,500	4
DG FastChannel, Inc.*	5,057	141
Dolan Media Co.*	7,683	78
EW Scripps Co., Class A*	6,100	42
Fisher Communications, Inc.*	1,500	24
Journal Communications, Inc., Class A	11,000	43
LIN TV Corp., Class A*	7,100	32
Lodgenet Interactive Corp.*	4,969	27
Martha Stewart Living Omnimedia, Inc., Class A*	6,900	34
Mediacom Communications Corp., Class A*	9,611	43
Outdoor Channel Holdings, Inc.*	2,400	14
Playboy Enterprises, Inc., Class B*	5,400	17
Primedia, Inc.	4,160	15
Scholastic Corp.	5,521	165
Sinclair Broadcast Group, Inc., Class A*	10,451	42
Value Line, Inc.	300	8
World Wrestling Entertainment, Inc., Class A	5,354	82

		1,115

Metal Fabrication/Hardware - 0.9%
A.M. Castle & Co.	4,344	59
Ampco-Pittsburgh Corp.	2,083	66
CIRCOR International, Inc.	4,173	105
Dynamic Materials Corp.	3,146	63

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Metal Fabrication/Hardware - 0.9% continued
Eastern (The) Co.	960	$13
Furmanite Corp.*	11,048	42
Hawk Corp., Class A*	1,332	23
Haynes International, Inc.	3,078	102
Kaydon Corp.	8,252	295
L.B. Foster Co., Class A*	2,484	74
Ladish Co., Inc.*	4,025	61
Lawson Products, Inc.	1,040	18
Mueller Industries, Inc.	9,040	225
Mueller Water Products, Inc., Class A	37,739	196
North American Galvanizing & Coating, Inc.*	3,085	15
Northwest Pipe Co.*	2,265	61
Olympic Steel, Inc.	2,325	76
Omega Flex, Inc.	662	9
RBC Bearings, Inc.*	5,556	135
RTI International Metals, Inc.*	7,349	185
Sun Hydraulics, Corp.	3,027	79
Worthington Industries, Inc.	15,200	199

		2,101

Mining - 0.9%
Allied Nevada Gold Corp.*	13,317	201
AMCOL International Corp.	5,761	164
Brush Engineered Materials, Inc.*	5,200	96
Century Aluminum Co.*	13,868	224
Coeur d’Alene Mines Corp.*	18,594	336
General Moly, Inc.*	18,859	39
Hecla Mining Co.*	58,843	364
Horsehead Holding Corp.*	11,136	142
Kaiser Aluminum Corp.	3,767	157
Paramount Gold and Silver Corp.*	21,122	31
Stillwater Mining Co.*	9,650	91
U.S. Gold Corp.*	18,872	47
United States Lime & Minerals, Inc.*	456	16
Uranerz Energy Corp.*	9,264	12
Uranium Energy Corp.*	13,844	52
USEC, Inc.*	27,984	108

		2,080

Miscellaneous Manufacturing - 2.1%
A.O. Smith Corp.	5,322	231
Actuant Corp., Class A	16,941	314
Acuity Brands, Inc.	10,464	373
American Railcar Industries, Inc.	2,223	25
Ameron International Corp.	2,307	146
AZZ, Inc.*	3,117	102
Barnes Group, Inc.	11,477	194
Blount International, Inc.*	9,800	99
Ceradyne, Inc.*	6,350	122
Chase Corp.	1,467	17
China Fire & Security Group, Inc.*	3,653	49
CLARCOR, Inc.	12,378	402
Colfax Corp.*	5,800	70
Eastman Kodak Co.*	67,441	285
EnPro Industries, Inc.*	4,851	128
ESCO Technologies, Inc.	6,504	233
Federal Signal Corp.	12,428	75
Flanders Corp.*	2,744	12
Freightcar America, Inc.	2,976	59
GP Strategies Corp.*	3,829	29
Griffon Corp.*	10,607	130
Hexcel Corp.*	24,043	312
John Bean Technologies Corp.	6,601	112
Koppers Holdings, Inc.	4,997	152
LSB Industries, Inc.*	4,205	59
Matthews International Corp., Class A	7,666	272
Metabolix, Inc.*	5,769	64
Movado Group, Inc.*	4,140	40
Myers Industries, Inc.	8,015	73
NL Industries, Inc.	1,800	12
PMFG, Inc.*	2,800	45
Polypore International, Inc.*	5,520	66
Portec Rail Products, Inc.	1,605	17
Raven Industries, Inc.	4,100	130
Smith & Wesson Holding Corp.*	14,631	60
Standex International Corp.	3,010	60
STR Holdings, Inc.*	2,989	47
Sturm Ruger & Co., Inc.	4,698	46
Tredegar Corp.	7,540	119
Trimas Corp.*	2,900	20

		4,801

Office Furnishings - 0.4%
Herman Miller, Inc.	13,266	212
HNI Corp.	11,100	307
Interface, Inc., Class A	12,417	103
Knoll, Inc.	12,132	125
Steelcase, Inc., Class A	18,162	116

		863

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Oil & Gas - 2.5%
Alon USA Energy, Inc.	2,500	$17
Apco Oil and Gas International, Inc.	2,052	45
Approach Resources, Inc.*	2,326	18
Arena Resources, Inc.*	9,323	402
Atlas Energy, Inc.	16,477	497
ATP Oil & Gas Corp.*	9,688	177
Berry Petroleum Co., Class A	10,722	313
Bill Barrett Corp.*	9,531	297
BPZ Resources, Inc.*	22,574	214
Brigham Exploration Co.*	24,169	327
Bronco Drilling Co., Inc.*	6,500	33
Carrizo Oil & Gas, Inc.*	7,054	187
Cheniere Energy, Inc.*	13,660	33
Clayton Williams Energy, Inc.*	1,544	54
Contango Oil & Gas Co.*	2,940	138
CREDO Petroleum Corp.*	1,651	15
Cubic Energy, Inc.*	6,432	10
CVR Energy, Inc.*	5,703	39
Delek US Holdings, Inc.	3,900	27
Delta Petroleum Corp.*	42,856	45
Endeavour International Corp.*	28,600	31
FX Energy, Inc.*	9,300	27
Georesources, Inc.*	2,108	29
GMX Resources, Inc.*	7,602	104
Goodrich Petroleum Corp.*	6,100	149
Gran Tierra Energy, Inc.*	49,626	284
Gulfport Energy Corp.*	6,375	73
Harvest Natural Resources, Inc.*	7,941	42
Hercules Offshore, Inc.*	28,517	136
Isramco, Inc.*	200	14
McMoRan Exploration Co.*	18,506	148
Northern Oil And Gas, Inc.*	8,846	105
Oilsands Quest, Inc.*	53,979	62
Panhandle Oil and Gas, Inc., Class A	1,718	44
Parker Drilling Co.*	29,054	144
Penn Virginia Corp.	11,225	239
Petroleum Development Corp.*	4,886	89
Petroquest Energy, Inc.*	12,300	75
Pioneer Drilling Co.*	11,500	91
Rex Energy Corp.*	6,168	74
Rosetta Resources, Inc.*	12,897	257
Stone Energy Corp.*	10,297	186
Sulphco, Inc.*	10,300	7
Swift Energy Co.*	9,017	216
Toreador Resources Corp.	5,228	52
Vaalco Energy, Inc.	14,083	64
Vantage Drilling Co.*	16,074	26
Venoco, Inc.*	4,884	64
W&T Offshore, Inc.	8,066	94
Warren Resources, Inc.*	17,130	42
Western Refining, Inc.*	9,882	47
Zion Oil & Gas, Inc.*	3,497	25

		5,928

Oil & Gas Services - 1.3%
Allis-Chalmers Energy, Inc.*	15,037	57
Basic Energy Services, Inc.*	5,790	52
Bolt Technology Corp.*	2,026	22
Boots & Coots, Inc.*	18,683	31
Cal Dive International, Inc.*	11,136	84
CARBO Ceramics, Inc.	4,700	320
Complete Production Services, Inc.*	14,214	185
Dawson Geophysical Co.*	1,871	43
Dril-Quip, Inc.*	7,125	402
Geokinetics, Inc.*	1,966	19
Global Industries Ltd.*	24,272	173
Gulf Island Fabrication, Inc.	2,946	62
Hornbeck Offshore Services, Inc.*	5,500	128
ION Geophysical Corp.*	25,912	153
Key Energy Services, Inc.*	30,185	265
Lufkin Industries, Inc.	3,572	262
Matrix Service Co.*	6,436	69
Natural Gas Services Group, Inc.*	2,903	55
Newpark Resources, Inc.*	22,432	95
OYO Geospace Corp.*	979	42
RPC, Inc.	6,741	70
Superior Well Services, Inc.*	4,360	62
T-3 Energy Services, Inc.*	3,046	78
Tetra Technologies, Inc.*	18,690	207
TGC Industries, Inc.*	2,093	8
Union Drilling, Inc.*	3,300	21
Willbros Group, Inc.*	9,619	162

		3,127

Packaging & Containers - 0.4%
AEP Industries, Inc.*	1,384	53
Bway Holding Co.*	1,850	36
Graphic Packaging Holding Co.*	27,349	95
Rock-Tenn Co., Class A	9,473	477

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Packaging & Containers - 0.4% continued
Silgan Holdings, Inc.	6,495	$376

		1,037

Pharmaceuticals - 3.0%
Acura Pharmaceuticals, Inc.*	1,968	10
Adolor Corp.*	11,200	16
Akorn, Inc.*	13,710	25
Alkermes, Inc.*	23,122	218
Allos Therapeutics, Inc.*	18,150	119
Amicus Therapeutics, Inc.*	3,121	12
Ardea Biosciences, Inc.*	3,457	48
Array Biopharma, Inc.*	11,400	32
Auxilium Pharmaceuticals, Inc.*	11,502	345
AVANIR Pharmaceuticals, Inc., Class A*	18,237	35
AVI BioPharma, Inc.*	23,668	35
Biodel, Inc.*	3,439	15
BioDelivery Sciences International, Inc.*	1,788	7
BioScrip, Inc.*	10,149	85
Biospecifics Technologies Corp.*	893	26
Cadence Pharmaceuticals, Inc.*	5,992	58
Caraco Pharmaceutical Laboratories Ltd.*	2,000	12
Catalyst Health Solutions, Inc.*	9,009	329
China Sky One Medical, Inc.*	2,545	58
Clarient, Inc.*	9,723	26
Cornerstone Therapeutics, Inc.*	1,082	7
Cumberland Pharmaceuticals, Inc.*	2,077	28
Cypress Bioscience, Inc.*	9,312	54
Cytori Therapeutics, Inc.*	7,700	47
Depomed, Inc.*	12,563	42
Durect Corp.*	18,900	47
Dyax Corp.*	17,845	61
Hemispherx Biopharma, Inc.*	30,601	17
Hi-Tech Pharmacal Co., Inc.*	2,210	62
Idenix Pharmaceuticals, Inc.*	6,100	13
Impax Laboratories, Inc.*	15,291	208
Infinity Pharmaceuticals, Inc.*	4,405	27
Inspire Pharmaceuticals, Inc.*	15,020	83
Isis Pharmaceuticals, Inc.*	23,500	261
Ista Pharmaceuticals, Inc.*	8,120	37
Javelin Pharmaceuticals, Inc.*	9,600	12
KV Pharmaceutical Co., Class A*	9,067	33
Lannett Co., Inc.*	1,218	7
Mannatech, Inc.	3,900	12
MannKind Corp.*	14,167	124
MAP Pharmaceuticals, Inc.*	2,341	22
Matrixx Initiatives, Inc.*	1,939	8
Medicis Pharmaceutical Corp., Class A	14,641	396
Medivation, Inc.*	7,026	265
MiddleBrook Pharmaceuticals, Inc.*	8,700	4
Myriad Pharmaceuticals, Inc.*	5,799	29
Nabi Biopharmaceuticals*	12,000	59
Nektar Therapeutics*	22,936	214
Neogen Corp.*	4,838	114
Neurocrine Biosciences, Inc.*	9,200	25
NeurogesX, Inc.*	2,356	18
Nutraceutical International Corp.*	2,646	33
Obagi Medical Products, Inc.*	4,207	50
Omega Protein Corp.*	4,520	20
Onyx Pharmaceuticals, Inc.*	15,122	444
Opko Health, Inc.*	7,168	13
Optimer Pharmaceuticals, Inc.*	7,024	79
Orexigen Therapeutics, Inc.*	6,473	48
Osiris Therapeutics, Inc.*	4,908	35
Oxigene, Inc.*	9,570	11
Pain Therapeutics, Inc.*	8,425	45
Par Pharmaceutical Cos., Inc.*	8,485	230
Pharmasset, Inc.*	5,374	111
PharMerica Corp.*	7,434	118
Poniard Pharmaceuticals, Inc.*	5,536	10
Pozen, Inc.*	5,900	35
Progenics Pharmaceuticals, Inc.*	8,221	37
Questcor Pharmaceuticals, Inc.*	14,062	67
Rigel Pharmaceuticals, Inc.*	12,804	122
Salix Pharmaceuticals Ltd.*	13,559	344
Santarus, Inc.*	12,697	59
Savient Pharmaceuticals, Inc.*	16,565	225
Schiff Nutrition International, Inc.	2,710	21
Sciclone Pharmaceuticals, Inc.*	7,100	17
SIGA Technologies, Inc.*	7,443	43
Spectrum Pharmaceuticals, Inc.*	9,505	42
Sucampo Pharmaceuticals, Inc., Class A*	2,546	10
Synta Pharmaceuticals Corp.*	3,500	18
Synutra International, Inc.*	4,532	61
Theravance, Inc.*	13,200	173
USANA Health Sciences, Inc.*	1,605	51
Vanda Pharmaceuticals, Inc.*	6,530	73
Viropharma, Inc.*	18,900	159
Vivus, Inc.*	19,615	180

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Pharmaceuticals - 3.0% continued
XenoPort, Inc.*	7,470	$139

		6,970

Pipelines - 0.0%
Crosstex Energy, Inc.	9,849	60

Real Estate - 0.2%
American Realty Investors, Inc.*	676	8
Avatar Holdings, Inc.*	1,920	33
Consolidated-Tomoka Land Co.	1,300	45
Forestar Group, Inc.*	8,800	193
Hilltop Holdings, Inc.*	9,659	113
United Capital Corp.*	480	12

		404

Real Estate Investment Trusts - 6.1%
Acadia Realty Trust	9,687	163
Agree Realty Corp.	1,729	40
Alexander’s, Inc.*	500	152
American Campus Communities, Inc.	12,903	363
American Capital Agency Corp.	3,923	104
Anworth Mortgage Asset Corp.	27,945	196
Apollo Commercial Real Estate Finance, Inc.*	2,428	44
Ashford Hospitality Trust, Inc.*	12,840	60
Associated Estates Realty Corp.	3,648	41
BioMed Realty Trust, Inc.	24,491	387
CapLease, Inc.	12,569	55
Capstead Mortgage Corp.	16,899	231
Care Investment Trust, Inc.	2,949	23
CBL & Associates Properties, Inc.	33,862	328
Cedar Shopping Centers, Inc.	9,468	64
Cogdell Spencer, Inc.	7,302	41
Colonial Properties Trust	16,490	193
Colony Financial, Inc.	3,496	71
Cousins Properties, Inc.	18,014	138
CreXus Investment Corp.*	3,309	46
Cypress Sharpridge Investments, Inc.	4,243	57
DCT Industrial Trust, Inc.	50,119	252
Developers Diversified Realty Corp.	39,469	366
DiamondRock Hospitality Co.	28,360	240
DuPont Fabros Technology, Inc.	6,458	116
Dynex Capital, Inc.	2,037	18
EastGroup Properties, Inc.	6,289	241
Education Realty Trust, Inc.	14,760	71
Entertainment Properties Trust	10,262	362
Equity Lifestyle Properties, Inc.	6,279	317
Equity One, Inc.	8,106	131
Extra Space Storage, Inc.	21,800	252
FelCor Lodging Trust, Inc.*	16,762	60
First Industrial Realty Trust, Inc.*	12,820	67
First Potomac Realty Trust	7,306	92
Franklin Street Properties Corp.	16,283	238
Getty Realty Corp.	4,264	100
Gladstone Commercial Corp.	2,082	28
Glimcher Realty Trust	15,893	43
Government Properties Income Trust	2,956	68
Gramercy Capital Corp.*	10,369	27
Hatteras Financial Corp.	9,119	255
Healthcare Realty Trust, Inc.	14,491	311
Hersha Hospitality Trust	14,400	45
Highwoods Properties, Inc.	17,385	580
Home Properties, Inc.	8,155	389
Inland Real Estate Corp.	17,127	140
Invesco Mortgage Capital, Inc.	2,266	52
Investors Real Estate Trust	18,153	163
iStar Financial, Inc.*	23,409	60
Kilroy Realty Corp.	10,535	323
Kite Realty Group Trust	11,242	46
LaSalle Hotel Properties	15,520	330
Lexington Realty Trust	23,670	144
LTC Properties, Inc.	5,646	151
Medical Properties Trust, Inc.	19,575	196
MFA Financial, Inc.	68,542	504
Mid-America Apartment Communities, Inc.	6,979	337
Mission West Properties, Inc.	3,400	24
Monmouth Reit, Class A	5,293	39
National Health Investors, Inc.	6,326	234
National Retail Properties, Inc.	19,906	422
NorthStar Realty Finance Corp.	16,449	56
Omega Healthcare Investors, Inc.	20,430	397
Parkway Properties, Inc.	5,263	110
Pennsylvania Real Estate Investment Trust	9,258	78
Pennymac Mortgage Investment Trust*	3,783	65
Post Properties, Inc.	12,048	236
PS Business Parks, Inc.	4,361	218
RAIT Financial Trust*	14,200	19
Ramco-Gershenson Properties Trust	6,679	64
Redwood Trust, Inc.	19,374	280
Resource Capital Corp.	5,000	25

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Real Estate Investment Trusts - 6.1% continued
Saul Centers, Inc.	1,570	$51
Sovran Self Storage, Inc.	6,838	244
Starwood Property Trust, Inc.	11,336	214
Strategic Hotels & Resorts, Inc.*	19,453	36
Sun Communities, Inc.	4,040	80
Sunstone Hotel Investors, Inc.*	24,417	217
Tanger Factory Outlet Centers, Inc.	9,834	383
UMH Properties, Inc.	2,235	19
Universal Health Realty Income Trust	2,691	86
Urstadt Biddle Properties, Inc., Class A	4,957	76
U-Store-It Trust	19,704	144
Walter Investment Management Corp.	5,727	82
Washington Real Estate Investment Trust	14,198	391
Winthrop Realty Trust	2,792	30

		14,232

Retail - 6.0%
99 Cents Only Stores*	11,300	148
AFC Enterprises, Inc.*	6,265	51
Allion Healthcare, Inc.*	5,334	35
America’s Car-Mart, Inc.*	2,420	64
AnnTaylor Stores Corp.*	14,222	194
Asbury Automotive Group, Inc.*	7,900	91
Bebe Stores, Inc.	6,305	40
Benihana, Inc., Class A*	2,400	9
Big 5 Sporting Goods Corp.	5,288	91
BJ’s Restaurants, Inc.*	5,046	95
Bob Evans Farms, Inc.	7,527	218
Books-A-Million, Inc.	921	6
Borders Group, Inc.*	14,433	17
Brown Shoe Co., Inc.	9,845	97
Buckle (The), Inc.	6,298	184
Buffalo Wild Wings, Inc.*	4,434	179
Build-A-Bear Workshop, Inc.*	4,400	22
Cabela’s, Inc.*	9,719	139
California Pizza Kitchen, Inc.*	5,131	69
Caribou Coffee Co., Inc.*	1,711	13
Carrols Restaurant Group, Inc.*	2,847	20
Casey’s General Stores, Inc.	12,513	399
Cash America International, Inc.	7,321	256
Cato (The) Corp., Class A	7,088	142
CEC Entertainment, Inc.*	5,605	179
Charming Shoppes, Inc.*	28,098	182
Cheesecake Factory (The), Inc.*	14,974	323
Children’s Place Retail Stores (The), Inc.*	5,502	182
Christopher & Banks Corp.	8,690	66
Citi Trends, Inc.*	3,677	102
CKE Restaurants, Inc.	12,000	102
Coldwater Creek, Inc.*	14,378	64
Collective Brands, Inc.*	16,031	365
Conn’s, Inc.*	3,104	18
Cracker Barrel Old Country Store, Inc.	5,553	211
Denny’s Corp.*	23,455	51
Destination Maternity Corp.*	822	16
Dillard’s, Inc., Class A	12,485	230
DineEquity, Inc.*	4,300	104
Domino’s Pizza, Inc.*	9,099	76
Dress Barn, Inc.*	13,790	319
DSW, Inc., Class A*	3,211	83
Einstein Noah Restaurant Group, Inc.*	1,854	18
Ezcorp, Inc., Class A*	10,998	189
Finish Line (The), Inc., Class A	10,564	133
First Cash Financial Services, Inc.*	5,563	123
Fred’s, Inc., Class A	10,212	104
Frisch’s Restaurants, Inc.	576	14
Fuqi International, Inc.*	2,957	53
Gaiam, Inc., Class A*	3,910	30
Genesco, Inc.*	5,596	154
Group 1 Automotive, Inc.*	5,925	168
Gymboree Corp.*	7,114	309
Haverty Furniture Cos., Inc.	4,300	59
hhgregg, Inc.*	3,245	71
Hibbett Sports, Inc.*	7,205	158
HOT Topic, Inc.*	10,929	70
HSN, Inc.*	9,762	197
J. Crew Group, Inc.*	12,431	556
Jack in the Box, Inc.*	14,052	276
Jo-Ann Stores, Inc.*	6,465	234
Jos. A. Bank Clothiers, Inc.*	4,533	191
Kenneth Cole Productions, Inc., Class A*	2,342	23
Kirkland’s, Inc.*	3,028	53
Krispy Kreme Doughnuts, Inc.*	14,400	42
Landry’s Restaurants, Inc.*	1,796	38
Lithia Motors, Inc., Class A*	4,296	35
Liz Claiborne, Inc.*	23,350	131
Luby’s, Inc.*	4,300	16
Lululemon Athletica, Inc.*	9,923	299
Lumber Liquidators, Inc.*	3,730	100
McCormick & Schmick’s Seafood Restaurants, Inc.*	3,648	25

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Retail - 6.0% continued
Men’s Wearhouse (The), Inc.	12,702	$268
New York & Co., Inc.*	5,400	23
Nu Skin Enterprises, Inc., Class A	12,236	329
O’Charleys, Inc.*	5,200	34
OfficeMax, Inc.*	18,954	241
P.F. Chang’s China Bistro, Inc.*	5,798	220
Pacific Sunwear of California, Inc.*	15,971	64
Pantry (The), Inc.*	5,552	75
Papa John’s International, Inc.*	5,611	131
PC Connection, Inc.*	1,600	11
PC Mall, Inc.*	2,800	15
Pep Boys - Manny, Moe & Jack	12,225	103
PetMed Express, Inc.	5,943	105
Pier 1 Imports, Inc.*	28,122	143
Pricesmart, Inc.	4,045	83
Red Robin Gourmet Burgers, Inc.*	4,003	72
Regis Corp.	14,150	220
Retail Ventures, Inc.*	6,069	54
Rex Stores Corp.*	1,500	21
Ruby Tuesday, Inc.*	15,485	112
Rue21, Inc.*	1,634	46
Rush Enterprises, Inc., Class A*	7,785	93
Ruth’s Hospitality Group, Inc.*	6,300	13
Saks, Inc.*	30,963	203
Sally Beauty Holdings, Inc.*	22,900	175
Shoe Carnival, Inc.*	2,200	45
Sonic Automotive, Inc., Class A*	7,507	78
Sonic Corp.*	15,657	158
Sport Supply Group, Inc.	2,248	28
Stage Stores, Inc.	9,075	112
Steak N Shake (The) Co.*	306	99
Stein Mart, Inc.*	6,207	66
Steinway Musical Instruments*	1,700	27
Susser Holdings Corp.*	1,400	12
Syms Corp.*	1,508	11
Systemax, Inc.	2,488	39
Talbots, Inc.*	6,034	54
Texas Roadhouse, Inc.*	12,600	142
Tractor Supply Co.*	8,930	473
Tuesday Morning Corp.*	7,500	19
Ulta Salon Cosmetics & Fragrance, Inc.*	6,757	123
Vitamin Shoppe, Inc.*	2,213	49
West Marine, Inc.*	2,600	21
Wet Seal (The), Inc., Class A*	23,065	80
World Fuel Services Corp.	14,379	385
Zale Corp.*	7,002	19
Zumiez, Inc.*	5,223	66

		14,081

Savings & Loans - 1.1%
Abington Bancorp, Inc.	5,266	36
Astoria Financial Corp.	21,025	261
BankFinancial Corp.	5,146	51
Beneficial Mutual Bancorp, Inc.*	7,906	78
Berkshire Hills Bancorp, Inc.	3,325	69
Brookline Bancorp, Inc.	14,395	143
Brooklyn Federal Bancorp, Inc.	724	7
Cape Bancorp, Inc.*	2,828	19
Chicopee Bancorp, Inc.*	1,523	19
Clifton Savings Bancorp, Inc.	2,500	23
Danvers Bancorp, Inc.	5,500	71
Dime Community Bancshares	6,301	74
ESB Financial Corp.	2,236	30
ESSA Bancorp, Inc.	3,672	43
First Defiance Financial Corp.	1,951	22
First Financial Holdings, Inc.	3,867	50
First Financial Northwest, Inc.	4,500	30
Flagstar Bancorp, Inc.*	15,400	9
Flushing Financial Corp.	7,741	87
Fox Chase Bancorp, Inc.*	1,259	12
Home Bancorp, Inc.*	2,153	26
Home Federal Bancorp, Inc.	4,046	54
Investors Bancorp, Inc.*	11,421	125
Kearny Financial Corp.	4,000	40
Kentucky First Federal Bancorp	725	8
K-Fed Bancorp	961	8
Legacy Bancorp, Inc.	1,760	17
Meridian Interstate Bancorp, Inc.*	2,329	20
NASB Financial, Inc.	800	19
NewAlliance Bancshares, Inc.	26,591	319
Northeast Community Bancorp, Inc.	1,385	9
Northfield Bancorp, Inc.	4,702	64
Northwest Bancshares, Inc.	10,908	124
OceanFirst Financial Corp.	3,165	36
Oritani Financial Corp.	2,600	36
Provident Financial Services, Inc.	14,573	155
Provident New York Bancorp	8,394	71
Prudential Bancorp, Inc.	882	8
Rockville Financial, Inc.	2,200	23

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Savings & Loans - 1.1% continued
Roma Financial Corp.	1,994	$25
Territorial Bancorp, Inc.*	3,143	57
United Financial Bancorp, Inc.	3,989	52
ViewPoint Financial Group	2,600	37
Waterstone Financial, Inc.*	1,700	4
Westfield Financial, Inc.	7,576	63
WSFS Financial Corp.	1,981	51

		2,585

Semiconductors - 3.1%
Actel Corp.*	6,380	76
Advanced Analogic Technologies, Inc.*	10,461	41
Amkor Technology, Inc.*	26,900	193
Anadigics, Inc.*	15,221	64
Applied Micro Circuits Corp.*	17,075	128
ATMI, Inc.*	7,800	145
Brooks Automation, Inc.*	15,492	133
Cabot Microelectronics Corp.*	5,797	191
Cavium Networks, Inc.*	8,880	212
Ceva, Inc.*	4,741	61
Cirrus Logic, Inc.*	15,772	108
Cohu, Inc.	6,128	85
Diodes, Inc.*	8,223	168
DSP Group, Inc.*	5,300	30
EMCORE Corp.*	22,300	24
Emulex Corp.*	20,700	226
Entegris, Inc.*	31,780	168
Entropic Communications, Inc.*	11,180	34
Exar Corp.*	8,578	61
Formfactor, Inc.*	12,403	270
GSI Technology, Inc.*	4,533	20
GT Solar International, Inc.*	8,300	46
Hittite Microwave Corp.*	5,343	218
IXYS Corp.*	5,772	43
Kopin Corp.*	16,456	69
Kulicke & Soffa Industries, Inc.*	16,400	88
Lattice Semiconductor Corp.*	28,113	76
Micrel, Inc.	11,956	98
Microsemi Corp.*	20,300	360
Microtune, Inc.*	12,800	29
MIPS Technologies, Inc.*	10,982	48
MKS Instruments, Inc.*	12,473	217
Monolithic Power Systems, Inc.*	8,368	201
Netlogic Microsystems, Inc.*	4,441	205
Omnivision Technologies, Inc.*	12,100	176
Pericom Semiconductor Corp.*	6,187	71
Photronics, Inc.*	13,658	61
PLX Technology, Inc.*	7,200	23
Power Integrations, Inc.	6,034	219
Rubicon Technology, Inc.*	3,070	62
Rudolph Technologies, Inc.*	7,495	50
Semtech Corp.*	14,900	253
Sigma Designs, Inc.*	7,271	78
Silicon Image, Inc.*	18,201	47
Skyworks Solutions, Inc.*	40,921	581
Standard Microsystems Corp.*	5,361	111
Supertex, Inc.*	2,874	86
Techwell, Inc.*	3,860	51
Tessera Technologies, Inc.*	12,201	284
TriQuint Semiconductor, Inc.*	36,002	216
Ultratech, Inc.*	5,958	88
Veeco Instruments, Inc.*	9,415	311
Virage Logic Corp.*	3,953	22
Volterra Semiconductor Corp.*	5,851	112
White Electronic Designs Corp.*	5,583	26
Zoran Corp.*	13,108	145

		7,209

Shipbuilding - 0.0%
Todd Shipyards Corp.	1,344	22

Software - 4.6%
Accelrys, Inc.*	6,635	38
ACI Worldwide, Inc.*	8,822	151
Actuate Corp.*	10,923	47
Acxiom Corp.*	16,585	223
Advent Software, Inc.*	3,917	159
American Reprographics Co.*	9,640	68
American Software, Inc., Class A	5,413	32
AMICAS, Inc.*	8,588	47
ArcSight, Inc.*	4,501	115
Ariba, Inc.*	21,750	272
athenahealth, Inc.*	8,182	370
Avid Technology, Inc.*	6,900	88
Blackbaud, Inc.	10,616	251
Blackboard, Inc.*	7,942	360
Bottomline Technologies, Inc.*	6,123	108
Bowne & Co., Inc.	9,357	62
Callidus Software, Inc.*	5,900	18
China Information Security Technology, Inc.*	6,595	41

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Software - 4.6% continued
China TransInfo Technology Corp.*	1,599	$13
CommVault Systems, Inc.*	10,171	241
Computer Programs & Systems, Inc.	2,377	109
Concur Technologies, Inc.*	9,748	417
CSG Systems International, Inc.*	8,585	164
Deltek, Inc.*	4,486	35
DemandTec, Inc.*	4,100	36
Digi International, Inc.*	5,991	55
DivX, Inc.*	7,897	45
Double-Take Software, Inc.*	4,183	42
Ebix, Inc.*	1,844	90
Eclipsys Corp.*	14,000	259
Epicor Software Corp.*	12,288	94
EPIQ Systems, Inc.*	8,451	118
Fair Isaac Corp.	12,235	261
FalconStor Software, Inc.*	8,373	34
Global Defense Technology & Systems, Inc.*	1,122	18
GSE Systems, Inc.*	4,632	25
inContact, Inc.*	6,571	19
infoGROUP, Inc.*	8,372	67
Informatica Corp.*	21,564	558
Innerworkings, Inc.*	6,041	36
Innodata Isogen, Inc.*	5,235	29
Interactive Intelligence, Inc.*	3,083	57
JDA Software Group, Inc.*	7,000	178
Lawson Software, Inc.*	33,908	225
Mantech International Corp., Class A*	5,351	258
MedAssets, Inc.*	9,933	211
Medidata Solutions, Inc.*	1,863	29
MicroStrategy, Inc., Class A*	2,206	207
Monotype Imaging Holdings, Inc.*	5,289	48
NetSuite, Inc.*	4,080	65
Omnicell, Inc.*	7,522	88
OpenTV Corp., Class A*	18,700	25
OPNET Technologies, Inc.	3,190	39
Parametric Technology Corp.*	28,307	462
Pegasystems, Inc.	3,771	128
Pervasive Software, Inc.*	3,720	18
Phase Forward, Inc.*	10,543	162
Phoenix Technologies Ltd.*	7,200	20
Progress Software Corp.*	9,600	280
PROS Holdings, Inc.*	4,657	48
QAD, Inc.	2,900	18
Quality Systems, Inc.	5,762	362
Quest Software, Inc.*	15,247	281
Renaissance Learning, Inc.	1,557	18
RightNow Technologies, Inc.*	5,747	100
Rosetta Stone, Inc.*	1,874	34
Schawk, Inc.	3,500	48
Seachange International, Inc.*	7,728	51
Smith Micro Software, Inc.*	7,348	67
SolarWinds, Inc.*	2,975	68
Solera Holdings, Inc.	17,236	621
Synchronoss Technologies, Inc.*	4,632	73
SYNNEX Corp.*	4,700	144
Take-Two Interactive Software, Inc.*	20,540	206
Taleo Corp., Class A*	9,615	226
THQ, Inc.*	16,420	83
Trident Microsystems, Inc.*	15,002	28
Tyler Technologies, Inc.*	7,636	152
Ultimate Software Group, Inc.*	5,951	175
Unica Corp.*	3,466	27
VeriFone Holdings, Inc.*	17,890	293

		10,838

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	9,068	128

Telecommunications - 4.2%
3Com Corp.*	95,921	719
Acme Packet, Inc.*	9,687	107
Adaptec, Inc.*	30,044	101
ADC Telecommunications, Inc.*	24,148	150
Adtran, Inc.	13,574	306
Airvana, Inc.*	6,029	46
Alaska Communications Systems Group, Inc.	10,796	86
Anaren, Inc.*	3,525	53
Anixter International, Inc.*	7,418	349
Applied Signal Technology, Inc.	3,159	61
Arris Group, Inc.*	30,248	346
Aruba Networks, Inc.*	14,135	151
Atheros Communications, Inc.*	15,920	545
Atlantic Tele-Network, Inc.	2,180	120
BigBand Networks, Inc.*	7,583	26
Black Box Corp.	4,346	123
Cbeyond, Inc.*	5,634	89
Cincinnati Bell, Inc.*	49,647	171
Communications Systems, Inc.	1,468	18
Comtech Telecommunications Corp.*	6,953	244

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Telecommunications - 4.2% continued
Consolidated Communications Holdings, Inc.	5,680	$99
CPI International, Inc.*	1,900	25
DigitalGlobe, Inc.*	3,668	89
EMS Technologies, Inc.*	3,689	53
Extreme Networks, Inc.*	21,578	62
General Communication, Inc., Class A*	10,700	68
GeoEye, Inc.*	4,702	131
Global Crossing Ltd.*	6,830	97
Globecomm Systems, Inc.*	5,069	40
Harmonic, Inc.*	23,024	146
Harris Stratex Networks, Inc.*	14,137	98
Hickory Tech Corp.	3,174	28
Hughes Communications, Inc.*	2,182	57
Infinera Corp.*	20,814	185
InterDigital, Inc.*	10,671	283
Iowa Telecommunications Services, Inc.	7,973	134
IPG Photonics Corp.*	5,629	94
Ixia*	8,543	64
Knology, Inc.*	7,373	81
KVH Industries, Inc.*	3,404	50
LogMeIn, Inc.*	1,906	38
Loral Space & Communications, Inc.*	2,550	81
MasTec, Inc.*	12,534	157
Netgear, Inc.*	8,393	182
Network Equipment Technologies, Inc.*	6,036	24
Neutral Tandem, Inc.*	8,228	187
Novatel Wireless, Inc.*	7,417	59
NTELOS Holdings Corp.	7,398	132
Oplink Communications, Inc.*	4,977	82
Opnext, Inc.*	4,732	9
PAETEC Holding Corp.*	29,587	123
Parkervision, Inc.*	5,400	10
Plantronics, Inc.	11,933	310
Polycom, Inc.*	20,807	519
Powerwave Technologies, Inc.*	37,000	47
Preformed Line Products Co.	500	22
Premiere Global Services, Inc.*	14,800	122
RCN Corp.*	9,217	100
RF Micro Devices, Inc.*	65,509	312
SAVVIS, Inc.*	9,000	126
Shenandoah Telecommunications Co.	5,982	122
ShoreTel, Inc.*	11,349	66
Sonus Networks, Inc.*	50,502	107
SureWest Communications*	2,919	29
Switch & Data Facilities Co., Inc.*	5,078	103
Sycamore Networks, Inc.	4,844	101
Symmetricom, Inc.*	10,583	55
Syniverse Holdings, Inc.*	17,046	298
Tekelec*	16,434	251
USA Mobility, Inc.	5,586	61
UTStarcom, Inc.*	28,564	62
Viasat, Inc.*	6,334	201

		9,793

Textiles - 0.1%
G&K Services, Inc., Class A	4,728	119
Unifirst Corp.	3,445	165

		284

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.*	6,868	83
Leapfrog Enterprises, Inc.*	8,282	33
RC2 Corp.*	5,367	79

		195

Transportation - 1.8%
Air Transport Services Group, Inc.*	13,560	36
American Commercial Lines, Inc.*	2,349	43
Arkansas Best Corp.	6,264	184
Atlas Air Worldwide Holdings, Inc.*	5,092	190
Bristow Group, Inc.*	8,759	337
CAI International, Inc.*	2,358	21
Celadon Group, Inc.*	5,339	58
DHT Maritime, Inc.	13,500	50
Dynamex, Inc.*	2,357	43
Eagle Bulk Shipping, Inc.*	15,099	75
Echo Global Logistics, Inc.*	1,407	18
Forward Air Corp.	7,055	177
Genco Shipping & Trading Ltd.*	6,367	143
General Maritime Corp.	12,228	85
Genesee & Wyoming, Inc., Class A*	9,064	296
Golar LNG Ltd.*	7,867	101
Gulfmark Offshore, Inc.*	5,504	156
Heartland Express, Inc.	12,277	187
Horizon Lines, Inc., Class A	7,066	39
HUB Group, Inc., Class A*	9,200	247
International Shipholding Corp.	1,331	41
Knight Transportation, Inc.	13,978	270
Knightsbridge Tankers Ltd.	4,134	55
Marten Transport Ltd.*	3,735	67

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Transportation - 1.8% continued
Nordic American Tanker Shipping	10,342	$310
Old Dominion Freight Line, Inc.*	6,872	211
Pacer International, Inc.*	8,981	28
Patriot Transportation Holding, Inc.*	400	38
PHI, Inc. N.V.*	3,100	64
RailAmerica, Inc.*	5,354	65
Saia, Inc.*	3,270	48
Ship Finance International Ltd.	10,726	146
TBS International Ltd., Class A*	3,232	24
Teekay Tankers Ltd., Class A	2,541	22
Ultrapetrol Bahamas Ltd.*	5,211	25
Universal Truckload Services, Inc.	1,500	27
USA Truck, Inc.*	1,863	23
Werner Enterprises, Inc.	10,534	208
YRC Worldwide, Inc.*	15,145	13

		4,171

Trucking & Leasing - 0.2%
Aircastle Ltd.	11,300	111
AMERCO, Inc.*	2,200	110
Greenbrier Cos., Inc.*	4,069	42
TAL International Group, Inc.	3,400	45
Textainer Group Holdings Ltd.	2,000	34
Willis Lease Finance Corp.*	1,150	17

		359

Water - 0.4%
American States Water Co.	4,520	160
Artesian Resources Corp., Class A	1,521	28
California Water Service Group	5,000	184
Connecticut Water Service, Inc.	2,076	51
Consolidated Water Co., Inc.	3,537	51
Middlesex Water Co.	3,281	58
Pennichuck Corp.	1,134	24
Pico Holdings, Inc.*	5,529	181
SJW Corp.	3,156	71
Southwest Water Co.	5,973	35
York Water Co.	3,063	45

		888

Total Common Stocks (Cost $233,803)		230,923

INVESTMENT COMPANIES - 0.8%
Kayne Anderson Energy Development Co.	2,489	37
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	1,936,361	1,936

Total Investment Companies (Cost $1,988)		1,973

RIGHTS - 0.0%
Builders FirstSource, Inc.*	6,766	2
CSF Holdings, Inc.(3) *	4,212	—
Flagstar Bancorp, Inc.*	23,100	—

Total Rights (Cost $ — )		2

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	429	$—
Lantronix, Inc., Exp. 2/9/11*	141	—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 0.11%, 5/6/10 (4)	$585	$585

Total Short-Term Investments (Cost $585)		585

Total Investments - 99.8% (Cost $236,376)		233,483

Other Assets less Liabilities - 0.2%		358

NET ASSETS - 100.0%		$233,841

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Portfolio and the investment adviser to other Northern Institutional Funds and to the Northern Funds.
(2)	The fund had approximately $1,936,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009
(3)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	DECEMBER 31, 2009 (UNAUDITED)

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Russell 2000 Mini	45	$2,808	Long	3/10	$100

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$236,376

Gross tax appreciation of investments	$41,322
Gross tax depreciation of investments	(44,216)

Net tax depreciation of investments	$(2,894)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$230,923	(1)	$—	$—	$230,923
Investment Companies	1,973		—	—	1,973
Rights	2		—	—	2
Warrants	—		—	—	—
Short-Term Investments	—		585	—	585

Total Investments	$232,898		$585	$—	$233,483

Other Financial Instruments*	$100		$—	$—	$100

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%
Advertising - 0.2%
Interpublic Group of (The) Cos., Inc.*	68,796	$508
Omnicom Group, Inc.	42,809	1,676

		2,184

Aerospace/Defense - 2.2%
Boeing (The) Co.	98,963	5,357
General Dynamics Corp.	52,678	3,591
Goodrich Corp.	16,432	1,056
L-3 Communications Holdings, Inc.	15,999	1,391
Lockheed Martin Corp.	43,695	3,292
Northrop Grumman Corp.	43,001	2,402
Raytheon Co.	52,431	2,701
Rockwell Collins, Inc.	21,760	1,205
United Technologies Corp.	127,448	8,846

		29,841

Agriculture - 1.7%
Altria Group, Inc.	279,523	5,487
Archer-Daniels-Midland Co.	87,429	2,737
Lorillard, Inc.	22,104	1,774
Philip Morris International, Inc.	257,644	12,416
Reynolds American, Inc.	22,453	1,189

		23,603

Airlines - 0.1%
Southwest Airlines Co.	98,179	1,122

Apparel - 0.5%
Coach, Inc.	43,888	1,603
NIKE, Inc., Class B	53,162	3,512
Polo Ralph Lauren Corp.	8,120	658
VF Corp.	12,399	908

		6,681

Auto Manufacturers - 0.5%
Ford Motor Co.*	446,057	4,461
PACCAR, Inc.	49,974	1,812

		6,273

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.*	32,881	463
Johnson Controls, Inc.	91,953	2,505

		2,968

Banks - 8.4%
Bank of America Corp.	1,345,169	20,258
Bank of New York Mellon (The) Corp.	162,238	4,538
BB&T Corp.	92,596	2,349
Capital One Financial Corp.	61,540	2,360
Citigroup, Inc.*	2,635,442	8,723
Comerica, Inc.	19,553	578
Fifth Third Bancorp	105,274	1,027
First Horizon National Corp.*	29,676	398
First Horizon National Corp. - Fractional Shares*	82,872	—
Goldman Sachs Group (The), Inc.	69,521	11,738
Huntington Bancshares, Inc.	89,529	327
JPMorgan Chase & Co.	533,506	22,231
KeyCorp	114,422	635
M&T Bank Corp.	11,648	779
Marshall & Ilsley Corp.	66,941	365
Morgan Stanley	183,388	5,428
Northern Trust Corp.(1) (2)	34,394	1,802
PNC Financial Services Group, Inc.	63,047	3,328
Regions Financial Corp.	156,014	825
State Street Corp.	67,390	2,934
SunTrust Banks, Inc.	66,376	1,347
U.S. Bancorp	258,016	5,808
Wells Fargo & Co.	691,765	18,671
Zions Bancorporation	16,769	215

		116,664

Beverages - 2.6%
Brown-Forman Corp., Class B	14,341	768
Coca-Cola (The) Co.	313,634	17,877
Coca-Cola Enterprises, Inc.	41,995	890
Constellation Brands, Inc., Class A*	28,591	456
Dr Pepper Snapple Group, Inc.	33,565	950
Molson Coors Brewing Co., Class B	21,853	987
Pepsi Bottling Group, Inc.	20,107	754
PepsiCo, Inc.	211,081	12,834

		35,516

Biotechnology - 1.6%
Amgen, Inc.*	137,645	7,787
Biogen Idec, Inc.*	39,730	2,126
Celgene Corp.*	62,750	3,494
Genzyme Corp.*	36,509	1,789
Gilead Sciences, Inc.*	121,371	5,253
Life Technologies Corp.*	23,958	1,251
Millipore Corp.*	7,788	563

		22,263

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Building Materials - 0.1%
Masco Corp.	50,051	$691

Chemicals - 2.0%
Air Products & Chemicals, Inc.	28,838	2,338
Airgas, Inc.	11,663	555
CF Industries Holdings, Inc.	6,586	598
Dow Chemical (The) Co.	154,050	4,256
E.I. du Pont de Nemours & Co.	121,680	4,097
Eastman Chemical Co.	10,290	620
Ecolab, Inc.	32,342	1,442
FMC Corp.	10,194	568
International Flavors & Fragrances, Inc.	11,281	464
Monsanto Co.	73,567	6,014
PPG Industries, Inc.	22,183	1,299
Praxair, Inc.	41,912	3,366
Sherwin-Williams (The) Co.	13,185	813
Sigma-Aldrich Corp.	16,104	814

		27,244

Coal - 0.2%
Consol Energy, Inc.	24,818	1,236
Massey Energy Co.	11,624	489
Peabody Energy Corp.	36,102	1,632

		3,357

Commercial Services - 1.7%
Apollo Group, Inc., Class A*	17,116	1,037
Automatic Data Processing, Inc.	68,833	2,947
DeVry, Inc.	8,642	490
Equifax, Inc.	16,264	502
H&R Block, Inc.	44,160	999
Iron Mountain, Inc.*	25,817	588
Mastercard, Inc., Class A	13,107	3,355
Monster Worldwide, Inc.*	16,848	293
Moody’s Corp.	27,471	736
Paychex, Inc.	44,304	1,358
Quanta Services, Inc.*	27,632	576
R.R. Donnelley & Sons Co.	26,740	596
Robert Half International, Inc.	21,461	574
SAIC, Inc.*	40,127	760
Total System Services, Inc.	28,024	484
Visa, Inc., Class A	61,126	5,346
Washington Post (The) Co., Class B	851	374
Western Union (The) Co.	95,184	1,794

		22,809

Computers - 6.0%
Affiliated Computer Services, Inc., Class A*	13,248	791
Apple, Inc.*	121,949	25,714
Cognizant Technology Solutions Corp., Class A*	40,116	1,817
Computer Sciences Corp.*	20,261	1,166
Dell, Inc.*	231,442	3,323
EMC Corp.*	274,913	4,803
Hewlett-Packard Co.	320,875	16,528
International Business Machines Corp.	178,240	23,332
Lexmark International, Inc., Class A*	10,186	265
NetApp, Inc.*	45,213	1,555
SanDisk Corp.*	29,981	869
Sun Microsystems, Inc.*	99,243	930
Teradata Corp.*	23,903	751
Western Digital Corp.*	30,301	1,338

		83,182

Cosmetics/Personal Care - 2.3%
Avon Products, Inc.	58,532	1,844
Colgate-Palmolive Co.	67,702	5,562
Estee Lauder (The) Cos., Inc., Class A	16,534	799
Procter & Gamble (The) Co.	395,608	23,986

		32,191

Distribution/Wholesale - 0.2%
Fastenal Co.	18,564	773
Genuine Parts Co.	20,932	794
W.W. Grainger, Inc.	8,289	803

		2,370

Diversified Financial Services - 1.8%
American Express Co.	160,542	6,505
Ameriprise Financial, Inc.	35,039	1,360
Charles Schwab (The) Corp.	127,690	2,403
CME Group, Inc.	9,087	3,053
Discover Financial Services	73,826	1,086
E*TRADE Financial Corp.*	199,274	349
Federated Investors, Inc., Class B	12,391	341
Franklin Resources, Inc.	20,450	2,155
IntercontinentalExchange, Inc.*	10,179	1,143
Invesco Ltd.	56,922	1,337
Janus Capital Group, Inc.	25,817	347
Legg Mason, Inc.	22,293	672
NASDAQ OMX Group (The), Inc.*	20,697	410
NYSE Euronext	35,192	890
SLM Corp.*	64,122	723

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Diversified Financial Services - 1.8% continued
T.Rowe Price Group, Inc.	35,024	$1,865

		24,639

Electric - 3.2%
AES (The) Corp.*	88,578	1,179
Allegheny Energy, Inc.	24,132	567
Ameren Corp.	32,009	895
American Electric Power Co., Inc.	64,856	2,256
CMS Energy Corp.	32,851	514
Consolidated Edison, Inc.	37,440	1,701
Constellation Energy Group, Inc.	27,994	985
Dominion Resources, Inc.	81,147	3,158
DTE Energy Co.	21,745	948
Duke Energy Corp.	175,313	3,017
Edison International	44,001	1,530
Entergy Corp.	25,927	2,122
Exelon Corp.	89,816	4,389
FirstEnergy Corp.	41,338	1,920
FPL Group, Inc.	56,306	2,974
Integrys Energy Group, Inc.	10,892	457
Northeast Utilities	24,810	640
Pepco Holdings, Inc.	31,528	531
PG&E Corp.	50,874	2,272
Pinnacle West Capital Corp.	14,436	528
PPL Corp.	51,359	1,659
Progress Energy, Inc.	38,078	1,562
Public Service Enterprise Group, Inc.	68,593	2,281
SCANA Corp.	14,310	539
Southern Co.	109,175	3,638
TECO Energy, Inc.	30,366	493
Wisconsin Energy Corp.	15,290	762
Xcel Energy, Inc.	61,569	1,306

		44,823

Electrical Components & Equipment - 0.3%
Emerson Electric Co.	102,579	4,370
Molex, Inc.	18,856	406

		4,776

Electronics - 0.5%
Agilent Technologies, Inc.*	46,760	1,453
Amphenol Corp., Class A	23,647	1,092
FLIR Systems, Inc.*	20,920	685
Jabil Circuit, Inc.	25,071	435
PerkinElmer, Inc.	16,968	349
Thermo Fisher Scientific, Inc.*	55,887	2,665
Waters Corp.*	13,101	812

		7,491

Energy - Alternate Sources - 0.1%
First Solar, Inc.*	6,647	900

Engineering & Construction - 0.1%
Fluor Corp.	24,002	1,081
Jacobs Engineering Group, Inc.*	17,603	662

		1,743

Entertainment - 0.1%
International Game Technology	41,234	774

Environmental Control - 0.3%
Republic Services, Inc.	43,617	1,235
Stericycle, Inc.*	11,949	659
Waste Management, Inc.	67,052	2,267

		4,161

Food - 1.9%
Campbell Soup Co.	26,513	896
ConAgra Foods, Inc.	60,084	1,385
Dean Foods Co.*	26,031	470
General Mills, Inc.	44,658	3,162
H.J. Heinz Co.	42,403	1,813
Hershey (The) Co.	23,364	836
Hormel Foods Corp.	9,282	357
JM Smucker (The) Co.	15,775	974
Kellogg Co.	34,959	1,860
Kraft Foods, Inc., Class A	199,241	5,415
Kroger (The) Co.	86,913	1,784
McCormick & Co., Inc.	17,005	615
Safeway, Inc.	55,270	1,177
Sara Lee Corp.	92,681	1,129
SUPERVALU, Inc.	28,903	367
Sysco Corp.	80,567	2,251
Tyson Foods, Inc., Class A	43,487	534
Whole Foods Market, Inc.*	19,518	536

		25,561

Forest Products & Paper - 0.3%
International Paper Co.	57,917	1,551
MeadWestvaco Corp.	24,128	691
Plum Creek Timber Co., Inc.	22,778	860
Weyerhaeuser Co.	28,041	1,210

		4,312

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Gas - 0.3%
CenterPoint Energy, Inc.	54,729	$794
Nicor, Inc.	6,753	284
NiSource, Inc.	37,447	576
Sempra Energy	33,066	1,851

		3,505

Hand/Machine Tools - 0.1%
Black & Decker Corp.	8,216	533
Snap-On, Inc.	8,573	362
Stanley Works (The)	11,410	588

		1,483

Healthcare - Products - 3.7%
Baxter International, Inc.	82,166	4,822
Becton, Dickinson & Co.	32,485	2,562
Boston Scientific Corp.*	201,688	1,815
C.R. Bard, Inc.	12,981	1,011
CareFusion Corp.*	25,103	628
DENTSPLY International, Inc.	20,591	724
Hospira, Inc.*	22,290	1,137
Intuitive Surgical, Inc.*	5,222	1,584
Johnson & Johnson	373,581	24,062
Medtronic, Inc.	149,435	6,572
Patterson Cos., Inc.*	13,336	373
St. Jude Medical, Inc.*	46,004	1,692
Stryker Corp.	38,705	1,950
Varian Medical Systems, Inc.*	16,379	767
Zimmer Holdings, Inc.*	29,276	1,731

		51,430

Healthcare - Services - 1.2%
Aetna, Inc.	59,206	1,877
CIGNA Corp.	36,347	1,282
Coventry Health Care, Inc.*	21,146	514
DaVita, Inc.*	13,509	793
Humana, Inc.*	23,624	1,037
Laboratory Corp. of America Holdings*	14,662	1,097
Quest Diagnostics, Inc.	21,030	1,270
Tenet Healthcare Corp.*	53,653	289
UnitedHealth Group, Inc.	156,679	4,776
WellPoint, Inc.*	62,540	3,645

		16,580

Holding Companies - Diversified - 0.0%
Leucadia National Corp.*	26,854	639

Home Builders - 0.1%
D.R. Horton, Inc.	34,860	379
Lennar Corp., Class A	21,871	280
Pulte Homes, Inc.*	39,927	399

		1,058

Home Furnishings - 0.1%
Harman International Industries, Inc.*	8,961	316
Whirlpool Corp.	10,193	822

		1,138

Household Products/Wares - 0.5%
Avery Dennison Corp.	15,998	584
Clorox Co.	19,381	1,182
Fortune Brands, Inc.	19,710	851
Kimberly-Clark Corp.	56,676	3,611

		6,228

Housewares - 0.0%
Newell Rubbermaid, Inc.	39,438	592

Insurance - 2.4%
Aflac, Inc.	63,906	2,956
Allstate (The) Corp.	73,640	2,212
American International Group, Inc.*	19,069	572
AON Corp.	36,833	1,412
Assurant, Inc.	16,718	493
Chubb Corp.	46,833	2,303
Cincinnati Financial Corp.	20,943	549
Genworth Financial, Inc., Class A*	63,856	725
Hartford Financial Services Group, Inc.	50,807	1,182
Lincoln National Corp.	41,112	1,023
Loews Corp.	49,660	1,805
Marsh & McLennan Cos., Inc.	71,996	1,590
MetLife, Inc.	110,278	3,898
Principal Financial Group, Inc.	43,226	1,039
Progressive (The) Corp.	92,813	1,670
Prudential Financial, Inc.	63,296	3,149
Torchmark Corp.	11,165	491
Travelers (The) Cos., Inc.	74,562	3,718
Unum Group	43,468	848
XL Capital Ltd., Class A	47,729	875

		32,510

Internet - 2.8%
Akamai Technologies, Inc.*	24,111	611
Amazon.com, Inc.*	44,983	6,051
eBay, Inc.*	151,307	3,562

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Internet - 2.8% continued
Expedia, Inc.*	29,035	$747
Google, Inc., Class A*	32,726	20,289
McAfee, Inc.*	21,624	877
priceline.com, Inc.*	5,842	1,276
Symantec Corp.*	108,360	1,939
VeriSign, Inc.*	24,883	603
Yahoo!, Inc.*	159,730	2,680

		38,635

Iron/Steel - 0.3%
AK Steel Holding Corp.	13,534	289
Allegheny Technologies, Inc.	13,478	603
Cliffs Natural Resources, Inc.	17,165	791
Nucor Corp.	42,925	2,003
United States Steel Corp.	18,892	1,041

		4,727

Leisure Time - 0.2%
Carnival Corp.	60,018	1,902
Harley-Davidson, Inc.	32,217	812

		2,714

Lodging - 0.2%
Marriott International, Inc., Class A	35,332	963
Marriott International, Inc., Class A - Fractional Shares*	79,497	—
Starwood Hotels & Resorts Worldwide, Inc.	25,839	945
Wyndham Worldwide Corp.	25,465	513
Wynn Resorts Ltd.	8,998	524

		2,945

Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.	83,951	4,784

Machinery - Diversified - 0.5%
Cummins, Inc.	26,780	1,228
Deere & Co.	57,801	3,127
Flowserve Corp.	7,378	697
Rockwell Automation, Inc.	19,838	932
Roper Industries, Inc.	12,361	647

		6,631

Media - 2.6%
CBS Corp., Class B	89,801	1,262
Comcast Corp., Class A	385,421	6,498
DIRECTV, Class A*	128,782	4,295
Gannett Co., Inc.	30,118	447
McGraw-Hill (The) Cos., Inc.	43,447	1,456
Meredith Corp.	4,118	127
New York Times (The) Co., Class A*	14,403	178
News Corp., Class A	303,416	4,154
Scripps Networks Interactive, Inc., Class A	12,851	533
Time Warner Cable, Inc.	48,380	2,003
Time Warner, Inc.	157,373	4,586
Viacom, Inc., Class B*	83,142	2,472
Walt Disney (The) Co.	260,726	8,408

		36,419

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	19,312	2,131

Mining - 0.8%
Alcoa, Inc.	130,279	2,100
Freeport-McMoRan Copper & Gold, Inc.	57,933	4,652
Newmont Mining Corp.	65,914	3,118
Titanium Metals Corp.*	13,822	173
Vulcan Materials Co.	16,586	874

		10,917

Miscellaneous Manufacturing - 3.3%
3M Co.	95,636	7,906
Danaher Corp.	35,635	2,680
Dover Corp.	25,817	1,074
Eastman Kodak Co.*	32,823	139
Eaton Corp.	22,876	1,455
General Electric Co.	1,441,554	21,811
Honeywell International, Inc.	102,995	4,037
Illinois Tool Works, Inc.	52,827	2,535
ITT Corp.	24,357	1,212
Leggett & Platt, Inc.	21,764	444
Pall Corp.	16,620	602
Parker Hannifin Corp.	21,437	1,155
Textron, Inc.	37,076	697

		45,747

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	29,238	665
Xerox Corp.	114,642	970

		1,635

Oil & Gas - 9.1%
Anadarko Petroleum Corp.	67,044	4,185
Apache Corp.	45,829	4,728
Cabot Oil & Gas Corp.	13,415	585

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Oil & Gas - 9.1% continued
Chesapeake Energy Corp.	86,722	$2,244
Chevron Corp.	271,604	20,911
ConocoPhillips	200,587	10,244
Denbury Resources, Inc.*	32,241	477
Devon Energy Corp.	60,580	4,453
Diamond Offshore Drilling, Inc.	9,687	953
EOG Resources, Inc.	34,489	3,356
EQT Corp.	18,023	792
Exxon Mobil Corp.	643,100	43,853
Hess Corp.	39,951	2,417
Marathon Oil Corp.	96,779	3,021
Murphy Oil Corp.	26,052	1,412
Nabors Industries Ltd.*	39,126	856
Noble Energy, Inc.	23,940	1,705
Occidental Petroleum Corp.	110,351	8,977
Pioneer Natural Resources Co.	16,233	782
Questar Corp.	24,088	1,001
Range Resources Corp.	21,918	1,093
Rowan Cos., Inc.*	14,313	324
Southwestern Energy Co.*	47,389	2,284
Sunoco, Inc.	15,957	416
Tesoro Corp.	20,289	275
Valero Energy Corp.	74,895	1,255
XTO Energy, Inc.	78,095	3,634

		126,233

Oil & Gas Services - 1.6%
Baker Hughes, Inc.	42,156	1,707
BJ Services Co.	38,466	715
Cameron International Corp.*	33,385	1,396
FMC Technologies, Inc.*	16,807	972
Halliburton Co.	121,351	3,651
National-Oilwell Varco, Inc.	57,297	2,526
Schlumberger Ltd.	162,341	10,567
Smith International, Inc.	32,555	885

		22,419

Packaging & Containers - 0.2%
Ball Corp.	13,057	675
Bemis Co., Inc.	15,497	460
Owens-Illinois, Inc.*	23,040	757
Pactiv Corp.*	18,029	435
Sealed Air Corp.	22,915	501

		2,828

Pharmaceuticals - 5.6%
Abbott Laboratories	210,120	11,344
Allergan, Inc.	41,891	2,640
AmerisourceBergen Corp.	40,068	1,045
Bristol-Myers Squibb Co.	223,837	5,652
Cardinal Health, Inc.	49,272	1,589
Cephalon, Inc.*	9,851	615
Eli Lilly & Co.	136,309	4,868
Express Scripts, Inc.*	37,525	3,244
Forest Laboratories, Inc.*	40,153	1,289
King Pharmaceuticals, Inc.*	31,394	385
McKesson Corp.	36,744	2,297
Mead Johnson Nutrition Co., Class A	30,569	1,336
Medco Health Solutions, Inc.*	65,052	4,157
Merck & Co., Inc.	413,323	15,103
Mylan, Inc.*	39,897	735
Pfizer, Inc.	1,092,366	19,870
Watson Pharmaceuticals, Inc.*	15,084	597

		76,766

Pipelines - 0.3%
El Paso Corp.	92,371	908
Spectra Energy Corp.	87,496	1,794
Williams (The) Cos., Inc.	77,935	1,643

		4,345

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A*	34,490	468

Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co., Class A	16,697	266
AvalonBay Communities, Inc.	11,342	931
Boston Properties, Inc.	18,654	1,251
Equity Residential	38,244	1,292
HCP, Inc.	40,541	1,238
Health Care REIT, Inc.	17,261	765
Host Hotels & Resorts, Inc.*	84,826	990
Kimco Realty Corp.	52,312	708
ProLogis	62,212	852
Public Storage	18,176	1,480
Simon Property Group, Inc.	38,990	3,111
Ventas, Inc.	20,773	909
Vornado Realty Trust	21,062	1,473

		15,266

Retail - 5.8%
Abercrombie & Fitch Co., Class A	11,961	417

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Retail - 5.8% continued
AutoNation, Inc.*	13,463	$258
AutoZone, Inc.*	4,221	667
Bed Bath & Beyond, Inc.*	35,465	1,370
Best Buy Co., Inc.	45,667	1,802
Big Lots, Inc.*	10,645	309
Costco Wholesale Corp.	59,441	3,517
CVS Caremark Corp.	190,333	6,131
Darden Restaurants, Inc.	19,593	687
Family Dollar Stores, Inc.	18,705	521
GameStop Corp., Class A*	21,548	473
Gap (The), Inc.	63,307	1,326
Home Depot (The), Inc.	229,565	6,641
J.C. Penney Co., Inc.	31,022	826
Kohl’s Corp.*	41,888	2,259
Limited Brands, Inc.	36,402	700
Lowe’s Cos., Inc.	198,403	4,641
Macy’s, Inc.	55,511	930
McDonald’s Corp.	145,854	9,107
Nordstrom, Inc.	21,681	815
Office Depot, Inc.*	35,116	227
O’Reilly Automotive, Inc.*	17,769	677
RadioShack Corp.	16,787	327
Ross Stores, Inc.	16,359	699
Sears Holdings Corp.*	6,931	578
Staples, Inc.	97,047	2,386
Starbucks Corp.*	99,506	2,295
Target Corp.	101,412	4,905
Tiffany & Co.	16,230	698
TJX Cos., Inc.	57,591	2,105
Walgreen Co.	133,335	4,896
Wal-Mart Stores, Inc.	288,719	15,432
Yum! Brands, Inc.	63,153	2,208

		80,830

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	62,214	854
People’s United Financial, Inc.	48,567	811

		1,665

Semiconductors - 2.5%
Advanced Micro Devices, Inc.*	73,395	710
Altera Corp.	38,928	881
Analog Devices, Inc.	38,852	1,227
Applied Materials, Inc.	178,814	2,493
Broadcom Corp., Class A	57,543	1,810
Intel Corp.	747,122	15,241
Kla-Tencor Corp.	22,923	829
Linear Technology Corp.	31,000	947
LSI Corp.*	83,799	504
MEMC Electronic Materials, Inc.*	29,681	404
Microchip Technology, Inc.	25,809	750
Micron Technology, Inc.*	112,155	1,184
National Semiconductor Corp.	30,852	474
Novellus Systems, Inc.*	12,806	299
NVIDIA Corp.*	73,633	1,375
QLogic Corp.*	16,146	305
Teradyne, Inc.*	22,034	236
Texas Instruments, Inc.	168,779	4,398
Xilinx, Inc.	38,336	961

		35,028

Software - 4.3%
Adobe Systems, Inc.*	71,693	2,637
Autodesk, Inc.*	32,218	819
BMC Software, Inc.*	25,358	1,017
CA, Inc.	54,336	1,220
Citrix Systems, Inc.*	24,464	1,018
Compuware Corp.*	34,566	250
Dun & Bradstreet Corp.	7,095	598
Electronic Arts, Inc.*	42,869	761
Fidelity National Information Services, Inc.	43,292	1,015
Fiserv, Inc.*	20,912	1,014
IMS Health, Inc.	23,428	493
Intuit, Inc.*	43,683	1,341
Microsoft Corp.	1,046,206	31,899
Novell, Inc.*	52,063	216
Oracle Corp.	528,876	12,979
Red Hat, Inc.*	26,373	815
Salesforce.com, Inc.*	14,950	1,103

		59,195

Telecommunications - 5.9%
American Tower Corp., Class A*	53,844	2,327
AT&T, Inc.	798,903	22,393
CenturyTel, Inc.	39,455	1,429
Cisco Systems, Inc.*	778,617	18,640
Corning, Inc.	209,498	4,045
Frontier Communications Corp.	44,265	346
Harris Corp.	17,859	849
JDS Uniphase Corp.*	27,981	231

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Telecommunications - 5.9% continued
Juniper Networks, Inc.*	70,207	$1,872
MetroPCS Communications, Inc.*	31,867	243
Motorola, Inc.*	310,009	2,406
QUALCOMM, Inc.	225,811	10,446
Qwest Communications International, Inc.	194,992	821
Sprint Nextel Corp.*	395,629	1,448
Tellabs, Inc.*	47,652	271
Verizon Communications, Inc.	384,229	12,729
Windstream Corp.	61,565	677

		81,173

Textiles - 0.0%
Cintas Corp.	16,907	441

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	17,426	559
Mattel, Inc.	48,430	967

		1,526

Transportation - 2.0%
Burlington Northern Santa Fe Corp.	35,260	3,477
C.H. Robinson Worldwide, Inc.	22,974	1,349
CSX Corp.	53,743	2,606
Expeditors International of Washington, Inc.	29,510	1,025
FedEx Corp.	42,706	3,564
Norfolk Southern Corp.	50,304	2,637
Ryder System, Inc.	8,218	338
Union Pacific Corp.	68,798	4,396
United Parcel Service, Inc., Class B	135,012	7,746

		27,138

Total Common Stocks (Cost $1,317,645)		1,345,908

INVESTMENT COMPANIES - 2.4%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	32,909,373	32,909

Total Investment Companies (Cost $32,909)		32,909

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.00%, 5/6/10(5)	$3,185	$3,184

Total Short-Term Investments (Cost $3,184)		3,184

Total Investments - 100.0% (Cost $1,353,738)		1,382,001

Other Assets less Liabilities - 0.0%		83

NET ASSETS - 100.0%		$1,382,084

(1)	Investment in affiliate.
(2)	At March 31, 2009, the value of the Fund’s investment in Northern Trust Corp. was approximately $1,483,000 with gross purchases of approximately $319,000 during the period ended December 31, 2009. There were no sales during the period ended December 31, 2009.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	The Fund had approximately $32,909,000 of net purchases in the Diversified Asset portfolio of Northern Institutional Funds during the nine months ended December 31, 2009.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P 500 E-mini	646	$35,876	Long	03/10	$448

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,353,738

Gross tax appreciation of investments	$152,733
Gross tax depreciation of investments	(124,471)

Net tax appreciation of investments	$28,262

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,345,908	(1)	$—	$—	$1,345,908
Investment Companies	32,909		—	—	32,909
Short-Term Investments	$—		3,184	—	3,184

Total Investments	$1,378,817		$3,184	$—	$1,382,001

Other Financial Instruments *	$448		$—	$—	$448

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0%
California - 100.0%
ABAG Finance Authority for Nonprofit Corp. California COPS VRDB,
Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC),
0.19%, 1/11/10	$19,700	$19,700
ABAG Finance Authority for Nonprofit Corp. California Revenue VRDB,
Series 2009-D, Sharp Healthcare (Citibank N.A. LOC),
0.20%, 1/11/10	14,500	14,500
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue Refunding VRDB,
Series 2002A, Amber Court Apartments (FNMA Gtd.),
0.20%, 1/11/10	6,600	6,600
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB,
Series A, Elder Care Alliance (Banco Santander Central Hispano LOC),
0.19%, 1/11/10	15,585	15,585
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2007,
Oshman Family Jewish Community (Bank of America N.A. LOC),
0.21%, 1/4/10	15,050	15,050
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2008,
On Lok Senior Health Services (Wells Fargo Bank N.A. LOC),
0.17%, 1/11/10	4,500	4,500
Affordable Housing Agency Multifamily Revenue VRDB,
Series 2003A, Westridge Hilltop (FNMA Insured),
0.19%, 1/11/10	4,730	4,730
Alameda-Contra Costa Schools Financing Authority COPS VRDB,
Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC),
0.28%, 1/11/10	3,955	3,955
Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC),
0.39%, 1/11/10	3,100	3,100
Anaheim Housing Authority Multifamily Revenue,
Refunding VRDB, Series 1992A, Heritage Village Apartments (FNMA LOC),
0.22%, 1/11/10	4,985	4,985
California Educational Facilities Authority Revenue Bonds, University of Southern
California, Series 2003-45A, Soc Gen Municipal Trust Receipts (U.S. Treasuries Escrowed), (1)
0.21%, 1/11/10	5,000	5,000
California Educational Facilities Authority Revenue Bonds Tax Exempt CP,
Series 1993-B, Carnegie Institution of Washington,
0.32%, 1/13/10	15,500	15,500
California Health Facilities Financing Authority Revenue VRDB,
Series 2006-C, Kaiser Permanente,
0.20%, 1/11/10	14,100	14,100
California Health Facilities Financing Authority Revenue VRDB,
Series 2009-B, Adventist Health System-West (U.S. Bank N.A. LOC),
0.20%, 1/4/10	2,400	2,400
California Health Facilities Financing Authority Revenue VRDB,
Series 2009-L, Catholic Healthcare (Citibank N.A. LOC),
0.20%, 1/11/10	4,600	4,600
California Infrastructure and Economic Development Bank Revenue Refunding VRDB,
American National Red Cross (U.S. Bank N.A. LOC),
0.21%, 1/11/10	5,000	5,000
Series 2009-B, Pacific Gas & Electric Company (Wells Fargo Bank N.A. LOC),
0.21%, 1/4/10	5,655	5,655
California Infrastructure and Economic Development Bank Revenue Refunding VRDB,
Series 2009-D, Pacific Gas & Electric Company (Wells Fargo Bank N.A. LOC),
0.18%, 1/4/10	3,950	3,950

MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued
California - 100.0% continued
California Infrastructure and Economic Development Bank Revenue VRDB,
Asian Art Museum Foundation (JPMorgan Chase Bank LOC),
0.20%, 1/4/10	$3,100	$3,100
California Infrastructure and Economic Development Bank Revenue VRDB,
Series 2008, Pinewood School Project (Comerica Bank LOC),
0.30%, 1/11/10	12,150	12,150
California Infrastructure and Economic Development Bank Revenue VRDB,
Series 2008-A, California Academy (U.S. Bank N.A. LOC),
0.20%, 1/4/10	5,000	5,000
California Infrastructure and Economic Development Bank Revenue VRDB,
Series 2008-F, California Academy (Wells Fargo Bank N.A. LOC),
0.20%, 1/4/10	18,395	18,395
California Pollution Control Financing Authority Revenue Refunding Bonds,
Series 1996-C, Pacific Gas & Electric Company (JPMorgan Chase Bank LOC),
0.20%, 1/4/10	3,000	3,000
California Pollution Control Financing Authority Revenue Refunding VRDB,
Series 2000, Exxon Mobil Corp. Project,
0.17%, 1/4/10	4,940	4,940
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002B-1 (Bank of New York LOC),
0.20%, 1/4/10	200	200
Series 2002B-2 (BNP Paribas LOC),
0.26%, 1/4/10	3,800	3,800
Series 2002C-7 (FSA Corp. Insured),
0.21%, 1/11/10	9,420	9,420
Series 2002C-16 (Bank of New York LOC),
0.15%, 1/11/10	14,300	14,300
Subseries G-1 (Bank of Nova Scotia LOC),
0.15%, 1/11/10	1,000	1,000
Subseries G-3 (FSA Corp. Insured),
0.21%, 1/11/10	18,550	18,550
California State Economic Recovery G.O. VRDB,
Series 2004C-16 (FSA Corp. Insured),
0.25%, 1/11/10	7,375	7,375
California State G.O. VRDB, Series A, Subseries A-3
(Bank of America N.A. LOC),
0.22%, 1/11/10	25,050	25,050
California Statewide Communities Development Authority COPS,
Series 1995, Covenant Retirement Communities (Bank of America N.A. LOC),
0.19%, 1/11/10	11,600	11,600
California Statewide Communities Development Authority COPS VRDB,
Covenant Retirement Communities (Bank of America N.A. LOC),
0.19%, 1/11/10	14,200	14,200
California Statewide Communities Development Authority Multifamily Housing Revenue Bonds,
Series 2680, Putters (JPMorgan Chase Bank LOC), (1)
0.35%, 1/11/10	15,000	15,000
California Statewide Communities Development Authority Multifamily Housing
Revenue Refunding VRDB, Series 2005C, Chateau Project (FNMA Insured),
0.21%, 1/11/10	6,000	6,000
California Statewide Communities Development Authority Multifamily Housing
Revenue VRDB, Series A, Pine View Apartments (Citibank N.A. LOC),
0.36%, 1/11/10	3,400	3,400

MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued
California - 100.0% continued
California Statewide Communities Development Authority Revenue Refunding VRDB,
Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.19%, 1/11/10	$27,260	$27,260
California Statewide Communities Development Authority Revenue Refunding VRDB,
Series 2008-D, Los Angeles County Museum of Art (Wells Fargo Bank N.A. LOC),
0.20%, 1/4/10	3,800	3,800
California Statewide Communities Development Authority Revenue VRDB,
Series 2001, Senior Living Facility (Banco Santander Central Hispano LOC),
0.19%, 1/11/10	2,200	2,200
California Statewide Communities Development Authority Revenue VRDB,
Series 2003B, Kaiser Permanente Project,
0.20%, 1/11/10	11,400	11,400
Series 2004L, Kaiser Permanente Project,
0.20%, 1/11/10	9,300	9,300
Series 2004M, Kaiser Permanente Project,
0.20%, 1/11/10	1,400	1,400
California Statewide Communities Development Authority Revenue VRDB,
Series 2006, Livermore Valley Arts Center Project (Bank of New York LOC),
0.17%, 1/11/10	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB,
Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC),
0.20%, 1/11/10	18,100	18,100
California Statewide Communities Development Authority Revenue VRDB,
Series 2008, Goodwill of Santa Cruz (Wells Fargo Bank N.A. LOC),
0.22%, 1/11/10	1,000	1,000
California Statewide Communities Development Authority Revenue VRDB,
Series A (Assured Guaranty Insured),
0.18%, 1/11/10	10,000	10,000
Calleguas-Las Virgenes Public Financing Authority Revenue Refunding VRDB,
Series 2008-A, Municipal Water District Project (Wells Fargo Bank N.A. LOC),
0.17%, 1/11/10	7,725	7,725
Castaic Lake Water Agency Revenue COPS,
Series 2008-A, 1994 Refunding Project (Wells Fargo Bank N.A. LOC),
0.17%, 1/11/10	4,600	4,600
Covina Redevelopment Agency Multifamily Revenue Refunding VRDB,
Series 1994A, Shadowhills Apartments (FNMA LOC),
0.21%, 1/11/10	5,350	5,350
Daly City Multifamily Housing Development Finance Agency Revenue Refunding VRDB,
Series 1999A, Serramonte Del Ray (FNMA Gtd.),
0.21%, 1/11/10	8,230	8,230
East Bay Municipal Utility District Wastewater System Revenue Refunding VRDB,
Subseries 2008-A,
0.17%, 1/11/10	3,000	3,000
East Bay Municipal Utility District Water System Revenue Refunding VRDB,
Series 2009A-1,
0.25%, 1/11/10	29,500	29,500
Series 2009A-2,
0.25%, 1/11/10	30,525	30,525
Escondido Community Development Multifamily Housing Revenue
Refunding VRDB, Series 1992A, Heritage Park Apartments Project (FNMA LOC),
0.22%, 1/11/10	4,250	4,250
Fremont COPS VRDB, Series 2001,
Capital Improvement Financing Project (Bank of Nova Scotia LOC),
0.28%, 1/11/10	9,100	9,100

MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued
California - 100.0% continued
Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A,
Heron Pointe Apartments (FNMA LOC),
0.21%, 1/11/10	$8,050	$8,050
Golden State Tobacco Securitization Corp. Settlement Revenue Bonds,
Citi ROCS RR-II-R-11442 (Assured Guaranty Insured), (1)
0.30%, 1/11/10	23,000	23,000
Grand Terrace Community Redevelopment Multifamily Revenue Bonds,
Series 1985A, Mount Vernon Villas Project (FNMA LOC),
0.19%, 1/11/10	12,125	12,125
Hemet Unified School District COPS VRDB,
School Facilities Project (State Street Bank & Trust LOC),
0.22%, 1/11/10	10,000	10,000
Irvine Improvement Bond Act 1915, Series A,
Special Assessment, District Number 04-20, (KBC Bank N.V. LOC),
0.20%, 1/4/10	5,185	5,185
Kings County Housing Authority Multifamily Housing Revenue Refunding VRDB,
Series 2001A, Edgewater Isle Apartments (FNMA LOC),
0.21%, 1/11/10	2,300	2,300
Lemon Grove Multifamily Housing Revenue Refunding VRDB,
Series 2001-A, Hillside Terrace (FNMA Insured),
0.26%, 1/11/10	5,455	5,455
Livermore Multifamily Housing Finance Authority Revenue Refunding VRDB,
Series 1992A, Richards Manor Project (FNMA LOC),
0.22%, 1/11/10	4,770	4,770
Livermore Multifamily Housing Revenue Refunding VRDB,
Series 1990, Diablo Vista Apartments (FNMA LOC),
0.21%, 1/11/10	4,200	4,200
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB,
Series 2008-A-1, Property A First Tier,
0.20%, 1/11/10	1,690	1,690
Series 2008-A-2, Property A First Tier,
0.18%, 1/11/10	15,700	15,700
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB,
Series 2009-A-1, Property C 2nd Senior,
0.20%, 1/4/10	20,000	20,000
Los Angeles County Multifamily Housing Revenue VRDB,
Series 1984-A, Crescent Gardens Apartments Project (FHLMC LOC),
0.24%, 1/11/10	4,200	4,200
Los Angeles County Schools Pooled Financing Program Participation Certificates G.O. TRANS,
Series 2009-A,
2.50%, 6/30/10	7,200	7,258
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB,
Series 2002, Grand Promenade Project (FHLMC Gtd.),
0.21%, 1/11/10	9,600	9,600
Los Angeles Department of Water and Power Revenue VRDB,
Subseries A-3, Power System,
0.19%, 1/11/10	6,400	6,400
Subseries A-4, Power System,
0.19%, 1/11/10	11,500	11,500
Subseries A-6, Power System,
0.20%, 1/11/10	1,300	1,300

MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued
California - 100.0% continued
Los Angeles Department of Water and Power Waterworks Revenue VRDB,
Subseries 2001B-1,
0.15%, 1/11/10	$13,000	$13,000
Subseries 2001B-3,
0.17%, 1/11/10	7,000	7,000
Los Angeles Multifamily Housing Revenue VRDB,
Series 1985, Masselin Manor (Bank of America N.A. LOC),
0.21%, 1/11/10	2,500	2,500
Los Angeles Multifamily Revenue Refunding VRDB,
Series 1991 B, Mountainback I Apartments Project (FHLMC LOC),
0.23%, 1/11/10	8,140	8,140
Los Angeles Wastewater System Revenue Refunding VRDB,
Subseries 2008-A (Bank of Nova Scotia LOC),
0.15%, 1/11/10	9,900	9,900
Subseries 2008-B (Bank of Nova Scotia LOC),
0.20%, 1/11/10	12,200	12,200
Subseries 2008-C (Bank of Nova Scotia LOC),
0.20%, 1/11/10	9,035	9,035
Subseries 2008-G (Bank of America N.A. LOC),
0.19%, 1/11/10	3,000	3,000
Manteca Redevelopment Agency Tax Allocation Revenue Refunding VRDB,
Sub Amended Merged Project (State Street Bank & Trust LOC),
0.25%, 1/4/10	4,560	4,560
Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB,
Series 2004C,
0.26%, 1/11/10	8,580	8,580
Metropolitan Water District of Southern California Waterworks Revenue VRDB,
Series 2000B-3,
0.20%, 1/4/10	7,900	7,900
Series 2001C-2,
0.22%, 1/4/10	6,600	6,600
Series 2005B-2,
0.27%, 1/4/10	1,500	1,500
Series 2000B-2,
0.20%, 1/11/10	4,125	4,125
Northern California Power Agency Revenue Refunding VRDB,
Series 2008-A, Hydroelectric Project 1 (Dexia Credit Local LOC),
0.23%, 1/11/10	11,500	11,500
Ontario IDA Revenue Bonds,
Series 1985 D, L.D. Brinkman & Co. (Bank of America N.A. LOC),
0.20%, 1/4/10	5,200	5,200
Orange County Development Revenue Refunding Bonds,
Series 1997A, Larkspur Canyon Apartments (FNMA LOC),
0.21%, 1/11/10	7,435	7,435
Orange County Development Revenue Refunding VRDB,
Issue G of 1998 Series 3, WLCO LF Partners (FNMA LOC),
0.18%, 1/11/10	11,800	11,800
Orange County Housing Development Authority Revenue Refunding VRDB,
Series 1998I, Oasis Martinique (FNMA Gtd.),
0.22%, 1/11/10	33,160	33,160
Orange County Water District COPS,
Series 2003A,
0.18%, 1/11/10	2,700	2,700

MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued
California - 100.0% continued
Rancho Water District Financing Authority Revenue Refunding Bonds,
Series 2008-B (UBS AG LOC),
0.21%, 1/11/10	$3,500	$3,500
Riverside County COPS,
Series 1985-B, Public Facilities Project (State Street Bank & Trust LOC),
0.20%, 1/11/10	6,750	6,750
Series 1985-C, Public Facilities Project (State Street Bank & Trust LOC),
0.20%, 1/11/10	1,800	1,800
Riverside County Community Facilities District Number 88-4 Revenue Refunding VRDB,
Special Tax, Winchester Ranch (Comerica Bank LOC),
0.25%, 1/11/10	11,300	11,300
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C,
Tyler Springs Apartments (FNMA Gtd.),
0.21%, 1/11/10	7,400	7,400
Rohnert Park Multifamily Housing Revenue Refunding Bonds,
Series 1995A, Crossbrook Apartments (FNMA Gtd.),
0.21%, 1/11/10	7,900	7,900
Roseville Electric System Revenue Refunding COPS VRDB,
Series 2008-A (Dexia Credit Local LOC),
0.30%, 1/11/10	7,800	7,800
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB,
Series 99, River C (FNMA LOC),
0.20%, 1/11/10	6,400	6,400
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB,
Series 2004C-2, Seasons of Winter (FHLMC Gtd.),
0.21%, 1/11/10	4,300	4,300
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB,
Series A, Bent Tree Apartments (FNMA Gtd.),
0.21%, 1/11/10	6,900	6,900
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB,
Series D, Ashford (FNMA Insured),
0.20%, 1/11/10	6,000	6,000
Sacramento County Multifamily Housing Revenue Refunding VRDB,
Series 2004B, Woodbridge Apartments (FNMA Gtd.),
0.21%, 1/11/10	7,200	7,200
Sacramento County Multifamily Housing Revenue VRDB,
Series 2007-B, River Pointe Apartments (FNMA Gtd.),
0.21%, 1/11/10	5,300	5,300
Sacramento County Sanitation District Financing Authority Revenue Refunding VRDB,
Series E, Sanitation District, Sub Lien (U.S. Bank N.A. LOC),
0.20%, 1/11/10	9,700	9,700
Salinas Economic Development Revenue VRDB,
Series 2007A, Monterey County Public Building (Bank of New York LOC),
0.19%, 1/11/10	17,575	17,575
San Bernardino County Multifamily Housing Authority Revenue Refunding VRDB,
Montclair Heritage Project (FHLB of San Francisco LOC),
0.26%, 1/11/10	1,600	1,600
San Bernardino County Multifamily Housing Authority Revenue Refunding VRDB,
Series 1993-A, Alta Loma Heritage (FHLB of San Francisco LOC),
0.26%, 1/11/10	7,264	7,264
San Bernardino County Multifamily Revenue Refunding VRDB,
Series 2004A, Housing Mortgage Mountain View (FNMA LOC),
0.20%, 1/11/10	7,110	7,110

MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued
California - 100.0% continued
San Diego County Regional Transportation Commission Sales Limited Tax Revenue VRDB,
Series 2008-A,
0.23%, 1/11/10	$15,300	$15,300
San Francisco City and County Multifamily Housing Revenue Refunding VRDB,
Series 2000-A, Post Towers (FHLMC Insured),
0.19%, 1/11/10	14,600	14,600
San Jose Multifamily Housing Revenue Refunding VRDB,
Series A, Kimberly Woods Apartments (FHLMC LOC),
0.19%, 1/11/10	4,250	4,250
San Leandro Multifamily Housing Revenue VRDB,
Series 1989 A, Parkside Commons Apartments (FNMA Collateralized),
0.23%, 1/11/10	8,000	8,000
Santa Clara County Multifamily Housing Authority Housing Revenue VRDB,
Series A, Fountains Project (Citibank N.A. LOC),
0.25%, 1/11/10	2,600	2,600
Santa Cruz County Notes,
Series 2009, TRANS,
2.00%, 7/8/10	9,000	9,058
Southern California Public Power Authority Power Project Revenue VRDB,
Series 2008-A, Mead Adelanto,
0.20%, 1/4/10	1,710	1,710
State of California G.O. VRDB,
Series 2005, Subseries B-6 (KBC Bank N.V. LOC),
0.26%, 1/4/10	18,200	18,200
State of California G.O. VRDB,
Series B-2, Kindergarten (Citibank N.A. LOC),
0.20%, 1/4/10	5,000	5,000
State of California G.O. VRDB,
Series C-4, (Citibank N.A. LOC),
0.28%, 1/11/10	4,150	4,150
Tahoe Forest Hospital District Revenue VRDB,
Series 2002, Pacer County Health Facility (U.S. Bank N.A. LOC),
0.25%, 1/4/10	1,620	1,620
Upland California Apartment Development Revenue Refunding VRDB,
Series 1998-A, Mountain Springs (FNMA Insured),
0.19%, 1/11/10	6,000	6,000

Total Municipal Investments (Cost $1,055,985)		1,055,985

Total Investments - 100.0% (Cost $1,055,985) (2)		1,055,985

Other Assets less Liabilities - 0.0%		282

NET ASSETS - 100.0%		$1,056,267

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	The cost for federal income tax purposes was $1,055,985.

Percentages shown are based on Net Assets.

MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

At December 31, 2009, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	23.8%
Air, Transportation, Water Services and Solid Waste Management	19.3
Electric Services, Gas and Combined Utilities	8.0
Executive, Legislative and General Government	15.4
Health Services and Residential Care	16.2
Urban and Community Development and Social Services	6.9
All other sectors less than 5%	10.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$—	$1,055,985	(1)	$—	$1,055,985

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	ABBREVIATIONS AND OTHER INFORMATION
DECEMBER 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG    Association of Bay Area Governments

COPS    Certificates of Participation

CP    Commercial Paper

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FSA    Financial Security Assurance

G.O.    General Obligation

Gtd.    Guaranteed

IDA    Industrial Development Authority

LOC    Letter of Credit

ROCS    Reset Option Certificates

Soc Gen    Societe Generale

TRANS    Tax and Revenue Anticipation Notes

VRDB    Variable Rate Demand Bonds

MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUND	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 36.2%
Non-U.S. Depository Institutions - 36.2%
Australia & New Zealand Bank, London Branch,
0.22%, 1/25/10	$100,000	$100,000
0.24%, 2/11/10	70,000	70,000
0.30%, 4/23/10	50,000	50,000
0.25%, 5/27/10	25,000	25,000
Banco Bilbao Vizcaya Argentaria,
0.32%, 4/22/10	75,000	75,001
Banco Bilbao Vizcaya Argentaria, London,
0.23%, 1/29/10	60,000	60,000
0.26%, 2/19/10	15,000	15,000
Bank of Montreal, Chicago Branch,
0.21%, 3/22/10	54,000	54,000
Bank of Nova Scotia, Houston,
0.29%, 6/18/10	47,000	47,000
Barclays Bank, New York Branch,
0.83%, 1/11/10	50,000	50,000
Barclays Bank PLC, New York, FRCD,
0.45%, 1/1/10	75,000	75,000
0.28%, 1/20/10	140,000	140,000
BNP Paribas S.A., London Branch,
0.26%, 1/6/10	115,000	115,000
0.32%, 4/16/10	60,000	60,000
0.27%, 5/25/10	30,000	30,000
BNP Paribas S.A., New York Branch,
0.21%, 3/22/10	40,000	40,000
CAYLON, London,
0.34%, 5/18/10	35,000	35,000
CAYLON, New York,
0.24%, 2/8/10	50,000	50,000
Commonwealth Bank of Australia,
0.33%, 6/29/10	75,000	75,000
Credit Agricole S.A., London Branch,
0.23%, 1/22/10	35,000	35,000
0.22%, 2/1/10	90,000	90,000
0.20%, 2/3/10	15,000	15,000
0.30%, 4/22/10	23,000	23,000
DNB Norway Bank A.S.A., New York Branch,
0.20%, 1/19/10	50,000	50,000
0.22%, 2/8/10	15,000	15,000
HSBC PLC, London,
0.30%, 4/28/10	60,000	60,000
Intesa San Paolo Spa, New York Branch,
0.21%, 1/27/10	50,000	50,000
Lloyds Bank, New York,
0.95%, 1/19/10	85,000	85,000
0.75%, 2/23/10	75,000	75,000
0.70%, 2/26/10	20,000	20,000
Mitsubishi UFJ Trust & Bank, New York Branch,
0.25%, 1/19/10	25,000	25,000
National Australia Bank, London Branch,
0.41%, 1/27/10	50,000	50,001
0.20%, 3/15/10	30,000	30,000
0.36%, 3/18/10	30,000	30,000
0.35%, 3/29/10	5,000	5,000
0.31%, 5/4/10	50,000	50,000

MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 36.2% continued
Non-U.S. Depository Institutions - 36.2% continued
Nordea Bank Finland, New York,
0.15%, 1/6/10	$60,000	$60,000
0.17%, 1/25/10	85,000	85,000
0.19%, 3/4/10	30,000	30,000
Rabobank Nederland, New York Branch,
0.42%, 1/11/10	60,000	60,000
0.33%, 3/1/10	40,000	40,000
0.25%, 5/25/10	55,000	55,000
Rabobank Nederland NV, New York, FRCD,
1.00%, 1/7/10	50,000	50,000
Royal Bank of Scotland, CT, FRCD,
0.41%, 1/27/10	40,000	40,000
Royal Bank of Scotland, New York Branch,
1.08%, 1/6/10	50,000	50,000
1.08%, 1/11/10	60,000	60,000
1.00%, 1/13/10	45,000	45,000
Societe Generale, London Branch,
0.21%, 1/4/10	20,000	20,000
0.25%, 2/1/10	50,000	50,000
0.25%, 2/12/10	50,000	50,000
0.26%, 3/1/10	95,000	95,000
Westpac Banking Corp., FRCD,
0.19%, 1/1/10	40,000	40,000
Westpac Banking Corp., New York, FRCD,
0.23%, 1/1/10	150,000	150,000
0.19%, 1/1/10	60,000	60,000

Total Certificates of Deposit (Cost $2,914,002)		2,914,002

COMMERCIAL PAPER - 12.2%
Chemical and Allied Products - 1.2%
Pfizer, Inc.,
0.80%, 7/8/10	50,000	49,791
0.80%, 7/16/10	50,000	49,782

		99,573

Electronic and Other Electronic Components - 0.8%
General Electric Capital Services, Inc.,
0.22%, 3/18/10	65,000	64,970

Multi-Seller Conduits - 8.6%
Amstel Funding Corp., (1)
0.59%, 1/4/10	235,000	234,989
Charta Corp.,
0.25%, 2/5/10	40,000	39,990
Corporate Receivables Corp.,
0.25%, 1/22/10	30,000	29,996
Kitty Hawk Funding Corp.,
0.18%, 1/19/10	14,233	14,231
0.24%, 2/2/10	70,000	69,985
Ranger Funding Company LLC,
0.18%, 1/15/10	60,000	59,996
0.18%, 1/19/10	17,865	17,863
0.20%, 1/25/10	35,000	34,995
0.24%, 2/19/10	40,000	39,987
Regency Markets, Inc.,
0.19%, 1/12/10	16,256	16,255
0.19%, 1/20/10	18,695	18,693
0.23%, 2/16/10	43,977	43,964

MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 12.2% continued
Multi-Seller Conduits - 8.6% continued
Straight-A Funding LLC,
0.21%, 1/15/10	$15,022	$15,021
0.20%, 2/8/10	40,000	39,992
Yorktown Capital LLC,
0.24%, 2/22/10	10,048	10,044
0.23%, 3/8/10	6,439	6,436

		692,437

Non-U.S. Bank - Non U.S. Government - 1.6%
Danske Corp., Sovereign Gtd.,
0.24%, 1/4/10	80,000	79,998
0.20%, 2/5/10	50,000	49,990

		129,988

Total Commercial Paper (Cost $986,968)		986,968

CORPORATE NOTES/BONDS - 5.9%
Bank Holding Companies - 2.5%
Citigroup, Inc., FDIC Gtd., FRN,
0.20%, 2/5/10	100,000	100,000
JPMorgan Chase & Co., FDIC Gtd., FRN, (2)
0.42%, 1/4/10	100,000	100,000

		200,000

Supranational - 1.3%
International Bank for Reconstruction & Development,
0.73%, 6/10/10	100,000	100,000

U.S. Depository Institutions - 2.1%
Bank of America N.A., FDIC Gtd., (2)
0.28%, 3/15/10, FRN	100,000	100,000
1.05%, 1/22/10	70,000	70,000

		170,000

Total Corporate Notes/Bonds (Cost $470,000)		470,000

EURODOLLAR TIME DEPOSITS - 6.7%
Non-U.S. Depository Institutions - 6.7%
Banco Santander Centrale Hispano, Madrid,
0.05%, 1/4/10	75,000	75,000
Bank of Nova Scotia, London,
0.18%, 1/4/10	85,000	85,000
Lloyds Bank, London,
0.18%, 1/4/10	115,000	115,000
Royal Bank of Scotland, London,
0.05%, 1/4/10	75,000	75,000
Societe Generale, Grand Cayman,
0.01%, 1/4/10	38,388	38,388
UBS AG, Grand Cayman,
0.18%, 1/5/10	150,000	150,000

Total Eurodollar Time Deposits (Cost $538,388)		538,388

MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.4% (3)
Federal Farm Credit Bank - 0.5%
FFCB FRN,
0.25%, 1/6/10	$40,000	$40,013

Federal Home Loan Bank - 18.0%
FHLB Bonds,
1.05%, 2/23/10	25,000	24,996
1.05%, 3/5/10	10,000	9,999
1.10%, 3/10/10	50,000	49,995
4.38%, 3/17/10	40,670	40,934
0.90%, 4/7/10	40,000	39,994
0.88%, 4/15/10	50,000	50,000
0.82%, 4/28/10	25,000	24,998
0.80%, 4/30/10	30,000	30,004
0.80%, 5/17/10	30,000	29,993
0.55%, 6/10/10	35,000	34,991
0.56%, 6/25/10	35,000	35,005
0.55%, 7/20/10	50,000	49,998
0.60%, 9/17/10	35,000	35,020
0.50%, 11/10/10	5,000	5,000
FHLB Callable Bonds,
0.55%, 11/3/10	35,000	35,000
0.55%, 11/5/10	35,000	35,000
0.56%, 11/19/10	35,000	35,000
0.40%, 12/28/10	65,000	65,000
0.45%, 12/29/10	110,000	109,996
FHLB Discount Notes,
0.75%, 1/12/10	25,000	24,994
1.00%, 2/10/10	20,000	19,978
1.00%, 2/23/10	40,000	39,941
1.00%, 3/4/10	45,000	44,923
FHLB FRN,
0.25%, 1/1/10	135,000	134,971
0.47%, 1/1/10	50,000	50,000
0.59%, 1/1/10	100,000	100,000
0.66%, 1/1/10	40,000	40,000
0.73%, 1/1/10	40,000	40,000
0.76%, 1/1/10	75,000	75,000
0.79%, 1/1/10	60,000	59,998
0.23%, 1/28/10	75,000	75,000

		1,445,728

Federal Home Loan Mortgage Corporation - 3.6%
FHLMC Discount Note,
1.00%, 2/1/10	50,000	49,957
FHLMC FRN,
0.35%, 1/1/10	59,900	59,949
0.24%, 3/3/10	75,000	74,985
0.23%, 3/10/10	75,000	74,979
FHLMC Note,
5.13%, 8/23/10	30,000	30,902

		290,772

Federal National Mortgage Association - 1.3%
FNMA FRN,
0.17%, 1/13/10	45,000	44,985
0.23%, 2/5/10	40,000	39,988

MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.4% (3) continued
Federal National Mortgage Association - 1.3% continued
FNMA Note,
3.25%, 8/12/10	$21,238	$21,604

		106,577

Total U.S. Government Agencies (Cost $1,883,090)		1,883,090

U.S GOVERNMENT OBLIGATIONS - 6.3%
U.S. Treasury Bills - 1.2%
0.50%, 7/1/10	27,000	26,932
0.43%, 8/26/10	25,000	24,930
0.43%, 12/16/10	40,000	39,835

		91,697

U.S. Treasury Notes - 5.1%
2.38%, 8/31/10	157,000	158,880
4.50%, 11/15/10	40,000	41,400
1.25%, 11/30/10	134,000	135,070
0.88%, 1/31/11	75,000	75,260

		410,610

Total U.S. Government Obligations (Cost $502,307)		502,307

Investments, at Amortized Cost ($7,294,755)		7,294,755

REPURCHASE AGREEMENTS - 11.1%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 1.2% (4)
Morgan Stanley & Co., Inc., dated 12/31/09,
repurchase price $26,672
0.01%, 1/2/10	26,672	26,672
Societe Generale - New York Branch, dated 12/31/09,
repurchase price $26,672
0.01%, 1/2/10	26,672	26,672
UBS Securities LLC, dated 12/31/09,
repurchase price $40,008
0.01%, 1/2/10	40,007	40,007

		93,351

(Collateralized at a minimum of 102%)
Repurchase Agreements - 9.9% (5)
BNP Paribas Securities Corp., dated 12/31/09,
repurchase price $555,001
0.01%, 1/2/10	555,000	555,000
Goldman Sachs & Co., dated 12/31/09,
repurchase price $245,000
0.01%, 1/2/10	245,000	245,000

		800,000

Total Repurchase Agreements (Cost $893,351)		893,351

Total Investments - 101.8% (Cost $8,188,106) (6)		8,188,106

Liabilities less Other Assets - (1.8)%		(141,949)

NET ASSETS - 100.0%		$8,046,157

MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$60,773	2.38% - 7.63%	8/15/23 - 8/15/28
U.S. Treasury Notes	$32,778	0.88% - 2.00%	4/15/10 - 1/15/15

(5) The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$282,061	5.00% - 6.50%	12/1/28 - 12/1/39
FNMA	$527,246	3.50% - 6.52%	12/1/18 - 7/1/47
GNMA	$14,693	5.50%	7/15/39

(6)	The cost for federal income tax purposes was $8,188,106.

Percentages shown are based on Net Assets.

MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$—	$8,188,106	(1)	$—	$8,188,106

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/2009 (000S)
Corporate Notes/Bonds Structured Investment Vehicles	$32,504	$(11,771)	$—	$(65,357)	$44,624	$—

Total Investments	$32,504	$(11,771)	$—	$(65,357)	$44,624	$—

Other Financial Instruments *	$22,585	$2,237	$—	$—	$(24,822)	$—

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUND continued	ABBREVIATIONS AND OTHER INFORMATION
DECEMBER 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC    Federal Deposit Insurance Corporation

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRN    Floating Rate Notes

Gtd.    Guaranteed

MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7%
Alabama - 0.6%
Eutaw IDB PCR Refunding Bonds, Green County Project,
0.30%, 1/4/10	$6,550	$6,550
Montgomery IDB Pollution Control and Solid Waste Disposal Revenue Refunding VRDB,
Series 2005, General Electric Co. Project (General Electric Co. Gtd.),
0.22%, 1/4/10	14,000	14,000
West Jefferson IDB PCR Refunding Bonds,
Series 1998, Alabama Power Co. Project,
0.39%, 1/11/10	20,000	20,000

		40,550

Alaska - 2.0%
Valdez Marine Terminal Revenue Refunding VRDB,
Series 2003-A, BP Pipelines, Inc. Project (BP PLC Gtd.),
0.18%, 1/4/10	9,100	9,100
Valdez Marine Terminal Revenue Refunding VRDB,
Series 2003-B, BP Pipelines, Inc. Project (BP PLC Gtd.),
0.18%, 1/4/10	49,000	49,000
Valdez Marine Terminal Revenue Refunding VRDB,
Series 2003-C, BP Pipelines, Inc. Project (BP PLC Gtd.),
0.18%, 1/4/10	39,000	39,000
Valdez Marine Terminal Revenue Refunding VRDB,
Series 1993-C, Exxon Pipeline Co. Project,
0.18%, 1/4/10	15,000	15,000
Valdez Marine Terminal Revenue Refunding VRDB, Series 2001,
Exxon Mobil Project,
0.18%, 1/4/10	33,300	33,300

		145,400

Arizona - 0.7%
Arizona Health Facilities Authority Revenue VRDB,
Series 2008-B, Banner Health (Bank of Nova Scotia LOC),
0.20%, 1/11/10	885	885
Series 2008-C, Banner Health (Bank of Nova Scotia LOC),
0.30%, 1/11/10	9,970	9,970
Arizona State Board of Regents University System Revenue Refunding VRDB,
Series 2008-B (Lloyds TSB Bank LOC),
0.17%, 1/11/10	1,000	1,000
Phoenix IDA Multifamily Housing Revenue Refunding VRDB,
Series 1999, Southwest Village Apartments Project (FNMA Gtd.),
0.26%, 1/11/10	6,400	6,400
Pima County IDA Multifamily Housing Revenue Refunding VRDB, Series 2001,
Eastside Place Apartments (FNMA LOC),
0.25%, 1/11/10	6,790	6,790
Salt River Project Agricultural Improvement and Power District
Revenue Bonds, Citigroup Eagle Series 2006-14, (1)
0.23%, 1/11/10	8,700	8,700
Tucson IDA Revenue VRDB, Series 2002A,
Family Housing Resources Projects (FNMA LOC),
0.24%, 1/11/10	16,820	16,820
Yavapai County IDA Hospital Facilities Revenue Refunding VRDB,
Series 2008-A, Yavapai Regional Medical Center (UBS AG LOC),
0.23%, 1/11/10	500	500

		51,065

California - 1.3%
Alameda-Contra Costa California School COPS,
Series 2002-K (KBC Bank N.V. LOC),
0.39%, 1/11/10	1,800	1,800
California Infrastructure and Economic Development Bank Revenue VRDB,
Series 2008-A, California Academy (U.S. Bank N.A. LOC),
0.20%, 1/4/10	16,250	16,250

MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
California - 1.3% continued
California Infrastructure and Economic Development Bank Revenue Refunding VRDB,
Series 2009-B, Pacific Gas and Electric Company (Wells Fargo Bank N.A. LOC),
0.21%, 1/4/10	$5,600	$5,600
California Infrastructure and Economic Development Bank Revenue Refunding VRDB,
Series 2009-D, Pacific Gas and Electric Company (Wells Fargo Bank N.A. LOC),
0.18%, 1/4/10	200	200
California Pollution Control Financing Authority Revenue Refunding
VRDB, Series 2000, Exxon Project (Exxon Mobil Corp. Gtd.),
0.17%, 1/4/10	600	600
California Pollution Control Financing Authority Revenue Refunding VRDB, Series 2008,
BP West Coast Production LLC,
0.18%, 1/4/10	9,200	9,200
California State Economic Recovery G.O. VRDB,
Series 2004C-16 (FSA Corp. Insured),
0.25%, 1/11/10	13,065	13,065
California Statewide Communities Development Authority Revenue VRDB,
Series 2001, Senior Living Facility (Banco Santander Central Hispano LOC),
0.19%, 1/11/10	4,300	4,300
California Statewide Communities Development Authority Revenue VRDB,
Series 2007A, Sweep Loan Program (Citibank N.A. LOC),
0.20%, 1/11/10	6,800	6,800
California Statewide Communities Development Authority Revenue Refunding VRDB,
Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.19%, 1/11/10	3,000	3,000
California Statewide Communities Development Authority Revenue Refunding VRDB,
Series 2008-D, Los Angeles County Museum of Art (Wells Fargo Bank N.A. LOC),
0.20%, 1/4/10	9,800	9,800
Irvine Improvement Board Act of 1915 Special Assessment,
Series A, District Number 04-20 (KBC Bank N.V. LOC),
0.20%, 1/4/10	6,600	6,600
Los Angeles County Multifamily Housing Revenue VRDB,
Series 1984-A, Crescent Gardens Apartments Project (FHLMC LOC),
0.24%, 1/11/10	1,900	1,900
Orange County Sanitation District COPS VRDB,
Series 2000-A,
0.28%, 1/4/10	13,775	13,775

		92,890

Colorado - 2.5%
Arapahoe County Multifamily Revenue Refunding VRDB, Series 2001,
Rent Housing Hunters Run (FHLMC LOC),
0.24%, 1/11/10	9,355	9,355
Broomfield Urban Renewal Authority Tax Increment Revenue, Series 2005,
Event Center Project (BNP Paribas LOC),
0.23%, 1/11/10	10,400	10,400
Centerra Metropolitan District Number One Revenue Refunding VRDB,
Series 2008 (Compass Bank LOC),
0.70%, 1/11/10	15,900	15,900
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Concordia University Irvine Project (U.S. Bank N.A. LOC),
0.29%, 1/4/10	7,730	7,730
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Immanuel Lutheran School Project (Bank of America N.A. LOC),
0.29%, 1/4/10	360	360
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC),
0.23%, 1/11/10	680	680
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Series 2008, Bethany Lutheran School Project (U.S. Bank N.A. LOC),
0.23%, 1/11/10	3,650	3,650

MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Colorado - 2.5% continued
Colorado Educational and Cultural Facilities Authority Revenue Refunding Bonds,
Series 2008, Nampa Christian Schools (U.S. Bank N.A. LOC),
0.25%, 1/11/10	$4,685	$4,685
Colorado Health Facilities Authority Revenue Bonds,
Frasier Meadows Manor Project (JPMorgan Chase Bank LOC),
0.23%, 1/11/10	13,990	13,990
Colorado Health Facilities Authority Revenue Refunding VRDB,
Covenant Retirement (Bank of America N.A. LOC),
0.23%, 1/11/10	11,450	11,450
Colorado Housing and Finance Authority Revenue Bonds,
Class 2003 I-A-2, SFM,
0.25%, 1/11/10	6,500	6,500
Colorado Housing and Finance Authority SFM Revenue Bonds VRDB,
Single Family, Class 1-B-2,
0.24%, 1/11/10	35,000	35,000
Colorado Springs Utilities System Revenue VRDB,
Series 2007-A,
0.29%, 1/11/10	39,490	39,490
Lowry Economic Redevelopment Authority Revenue Refunding Bonds,
Series 2008-A (Compass Bank LOC),
0.70%, 1/11/10	6,600	6,600
Steamboat Springs Redevelopment Authority Tax Increment Revenue Bonds,
Series 2009, Base Area Redevelopment Project (U.S. Bank N.A. LOC),
0.26%, 1/11/10	8,750	8,750

		174,540

Connecticut - 0.2%
Connecticut State Health and Educational Facilities Authority Revenue VRDB,
Series 1999-A, Covenant Retirement (Bank of America N.A. LOC),
0.18%, 1/11/10	2,000	2,000
Connecticut State Health and Educational Facilities Authority Revenue VRDB,
Series 2008-A, Pierce Memorial Baptist Home (Bank of America N.A. LOC),
0.18%, 1/11/10	6,410	6,410
Connecticut State Health and Educational Facilities Authority Revenue VRDB,
Series 2008-E, Kent School (Bank of America N.A. LOC),
0.30%, 1/11/10	5,855	5,855

		14,265

District of Columbia - 2.0%
District of Columbia G.O. Refunding VRDB,
Series 2008-D (Dexia Credit Local LOC),
0.32%, 1/11/10	4,905	4,905
District of Columbia Revenue VRDB,
Series 1999, The Washington Home, Inc. (Wachovia Bank N.A. LOC),
0.23%, 1/11/10	12,055	12,055
District of Columbia Revenue VRDB,
Series 2000-B, George Washington University (Bank of America N.A. LOC),
0.22%, 1/11/10	9,275	9,275
Series 2000-C, George Washington University (Bank of America N.A. LOC),
0.22%, 1/11/10	9,015	9,015
District of Columbia Revenue VRDB, Series 2001,
Henry J. Kaiser Foundation,
0.25%, 1/11/10	10,100	10,100
District of Columbia Revenue VRDB, Series 2005,
District of Columbia Preparatory Academy (Manufacturers & Traders Trust Co. LOC),
0.37%, 1/11/10	5,255	5,255
District of Columbia Revenue VRDB, Series 2005,
Georgetown Day School Issue (SunTrust Bank LOC),
0.35%, 1/11/10	15,500	15,500

MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
District of Columbia - 2.0% continued
District of Columbia Revenue G.O., Series 2009,
Tax Antic Notes, District of Columbia G.O.,
2.50%, 9/30/10	$68,000	$69,049
District of Columbia Water and Sewer Revenue Bonds,
Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1)
0.25%, 1/11/10	7,590	7,590

		142,744

Florida - 9.2%
Alachua County Health Facilities Authority Continuing Care Revenue VRDB,
Series 2002A, Oak Hammock University Project (Bank of Scotland PLC LOC),
0.32%, 1/4/10	7,700	7,700
Atlantic Beach Health Care Facilities Revenue VRDB,
Series 2007, Fleet Landing Project (Wachovia Bank N.A. LOC),
0.22%, 1/11/10	14,600	14,600
Brevard County Health Facilities Authority Revenue Refunding VRDB,
Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.23%, 1/11/10	6,600	6,600
Broward County Revenue VRDB, Series 2007,
Maimonides Shalom Academy (Comerica Bank LOC),
0.30%, 1/11/10	9,940	9,940
Citizens Property Insurance Corp. Revenue Notes,
Series 2009 A-2, Senior Secured,
4.50%, 6/1/10	70,000	70,245
Florida Multifamily Housing Finance Agency Revenue Bonds
(FNMA Insured),
0.28%, 1/11/10	8,100	8,100
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB,
Series 2001 I-A, Charleston (FHLMC Insured),
0.26%, 1/11/10	8,050	8,050
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series C,
Monterey Lake (FHLMC LOC),
0.25%, 1/11/10	5,815	5,815
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB,
Series 2001-J-A, Island Club Apartments (FHLMC Gtd.),
0.27%, 1/11/10	1,940	1,940
Florida Municipal Power Agency Revenue Refunding VRDB,
Series 2008-E, All Requirements Supply (SunTrust Bank LOC),
0.27%, 1/4/10	13,900	13,900
Florida State Board of Education G.O.,
Eagle 720050054 - Class A, (1)
0.23%, 1/11/10	7,000	7,000
Halifax Hospital Medical Center Revenue Refunding VRDB,
Series 2008 (Wachovia Bank N.A. LOC),
0.22%, 1/11/10	36,500	36,500
Highlands County Health Facilities Authority Revenue Refunding VRDB,
Series 2006-A, Adventist Health (FSA Corp. Insured),
0.23%, 1/11/10	4,200	4,200
Highlands County Health Facilities Authority Revenue Refunding VRDB,
Series C, Adventist (U.S. Bank N.A. LOC),
0.21%, 1/11/10	10,860	10,860
Highlands County Health Facilities Authority Revenue Bonds VRDB,
Series 2003-C, Adventist Health/Sunbelt,
0.21%, 1/11/10	9,500	9,500
Highlands County Health Facilities Authority Revenue Bonds VRDB,
Series 2005-I, Adventist Health/Sunbelt,
0.21%, 1/11/10	10,000	10,000
Highlands County Health Facilities Authority Revenue VRDB,
Series E, Adventist Health (CAYLON LOC),
0.22%, 1/11/10	11,875	11,875

MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Florida - 9.2% continued
Jackson County PCR Refunding Bonds,
Series 1997, Gulf Power Co. Project,
0.25%, 1/4/10	$3,930	$3,930
Jacksonville Electric System Revenue VRDB,
Series Three-B-3,
0.22%, 1/11/10	12,000	12,000
Series 2009 Three-D-2-B,
0.22%, 1/11/10	27,305	27,305
Jacksonville Transportation Revenue VRDB,
Series 2008-B (Wachovia Bank N.A. LOC),
0.22%, 1/11/10	57,300	57,300
Jacksonville Water and Sewer System Revenue VRDB,
Subseries 2008 B-1,
0.20%, 1/11/10	9,800	9,800
Lake County Capital Improvement Revenue Bonds, Deutsche Bank Spears/Lifers Trust
Various States, Goldman Sachs, Series 08-DB492 (Deutsche Bank LOC), (1)
0.28%, 1/11/10	20,215	20,215
Lee County IDA Healthcare Facilities Revenue VRDB,
Series 1999B, Shell Point Village Project (Bank of America N.A. LOC),
0.24%, 1/11/10	21,310	21,310
Miami-Dade County Health Facilities Authority Revenue Bonds,
Series 2006 B-2, Miami Children’s Hospital Project (Wachovia Bank N.A. LOC),
0.24%, 1/11/10	23,600	23,600
Miami-Dade County Professional Sports Facility VRDB,
Series 2009 E, (Wachovia Bank N.A. LOC),
0.22%, 1/11/10	59,000	59,000
North Broward Hospital District Revenue Refunding VRDB,
Series 2008-A (Toronto-Dominion Bank LOC),
0.20%, 1/11/10	34,000	34,000
Orange County Finance Authority Multifamily Housing Revenue Refunding Bonds,
Series 1997, Post Lake Apartments Project (FNMA Insured),
0.28%, 1/11/10	20,650	20,650
Orange County Finance Authority Multifamily Housing Revenue Refunding VRDB,
Series 2001-E, Heather Glen (FNMA Insured),
0.26%, 1/11/10	10,000	10,000
Orange County Health Facilities Authority Revenue VRDB,
Series 2008-E, Orlando Regional (Branch Banking & Trust Co. LOC),
0.30%, 1/11/10	4,500	4,500
Orange County School Board COPS VRDB,
Series 2008-B (Assured Guaranty Insured),
0.27%, 1/11/10	60,400	60,400
Palm Beach County Health Facilities Authority Revenue VRDB,
Series 2001, Bethesda Healthcare System Project (SunTrust Bank LOC),
0.27%, 1/4/10	2,300	2,300
Pembroke Pines Charter School Revenue VRDB,
Series 2008 (Assured Guaranty Insured),
0.24%, 1/11/10	10,000	10,000
Pinellas County Health Facility Authority Revenue Refunding Bonds,
Series A, Bayfront Hospital (SunTrust Bank LOC),
0.27%, 1/4/10	5,000	5,000
Pinellas County Health Facility Authority Revenue Refunding VRDB,
Series 2004, Bayfront Projects (SunTrust Bank LOC),
0.27%, 1/4/10	33,840	33,840
University Athletic Association, Inc. Athletic Program Revenue VRDB
(SunTrust Bank LOC),
0.42%, 1/11/10	2,550	2,550

		654,525

MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Georgia - 2.3%
Appling County Development Authority PCR Bonds, Series 1997,
Georgia Power Co. Plant Hatch Project (Georgia Power Gtd.),
0.20%, 1/4/10	$16,600	$16,600
Burke County Development Authority PCR VRDB,
Series 2009, Georgia Power Co., Vogtle, 1st Series,
0.24%, 1/4/10	15,500	15,500
Clayton County Housing Authority Revenue Bonds,
Series 1985, Rivers Edge Development (FHLMC Gtd.),
0.26%, 1/11/10	6,000	6,000
Cobb County Multifamily Housing Authority Revenue VRDB, Series 1996,
Post Bridge Project (FNMA Insured),
0.24%, 1/11/10	500	500
DeKalb County Hospital Authority Revenue VRDB, Series 2005, Revenue Anticipation
Certificates, DeKalb Medical Center, Inc. Project (SunTrust Bank LOC),
0.35%, 1/11/10	7,600	7,600
DeKalb County Multifamily Housing Authority Revenue VRDB,
Post Brook Project (FNMA Gtd.),
0.28%, 1/11/10	4,300	4,300
DeKalb County Multifamily Housing Authority Revenue VRDB,
Series 1997, Post Walk Project (FNMA Collateralized),
0.28%, 1/11/10	14,800	14,800
Fulton County Residential Care Facilities for the Elderly Authority Revenue VRDB,
Series C, Lenbrook Project, First Mortgage (Bank of Scotland PLC LOC),
0.23%, 1/11/10	12,400	12,400
Gwinnett County Multifamily Housing Revenue VRDB,
Series 1996, Post Corners Project (FNMA Gtd.),
0.28%, 1/11/10	7,360	7,360
Monroe County Development Authority PCR VRDB,
Georgia Power,
0.20%, 1/4/10	10,000	10,000
Monroe County Development Authority PCR VRDB,
Series 2009, Georgia Power Co. - Scherer, 1st Series,
0.24%, 1/4/10	2,800	2,800
Richmond County Development Authority Revenue Bonds, Series 2008-A,
MCG Health, Inc. Project (UBS AG LOC),
0.22%, 1/11/10	13,900	13,900
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 2002,
Chambrel at Roswell (FNMA Gtd.),
0.26%, 1/11/10	10,000	10,000
Smyrna Multifamily Housing Authority Revenue Bonds,
Series 1997, F&M Villages Project (FNMA Gtd.),
0.24%, 1/11/10	4,500	4,500
Smyrna Multifamily Housing Authority Revenue VRDB,
Series 1995, Hills of Post Village Project (FNMA Gtd.),
0.24%, 1/11/10	4,400	4,400
Smyrna Multifamily Housing Authority Revenue VRDB,
Series 1996, Gardens Post Village Project (FNMA Gtd.),
0.24%, 1/11/10	11,200	11,200
State of Georgia G.O. VRDB,
Series 2006 H-1,
0.20%, 1/11/10	23,040	23,040

		164,900

Hawaii - 0.1%
Hawaii State Department of Budget and Finance Special Purpose Revenue VRDB,
Series 2009-B, The Queens Health (Bank of America N.A. LOC),
0.21%, 1/11/10	4,900	4,900

MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Idaho - 0.3%
Idaho Health Facilities Authority Revenue VRDB,
Series 2009-A, St. Luke’s Health System Project (Wells Fargo Bank N.A. LOC),
0.22%, 1/11/10	$8,000	$8,000
Series 2009-B, St. Luke’s Health System Project (Harris N.A. LOC),
0.22%, 1/11/10	12,000	12,000

		20,000

Illinois - 10.7%
Chicago G.O. VRDB,
Series B-1,
0.20%, 1/4/10	22,900	22,900
Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC),
0.26%, 1/4/10	5,900	5,900
Series 21-B-4, Neighborhoods Alive (Bank of New York LOC),
0.21%, 1/4/10	9,185	9,185
Chicago O’Hare International Airport Revenue VRDB,
Series D, 3rd Lien (Dexia Credit Local LOC),
0.28%, 1/11/10	25,000	25,000
Chicago Wastewater Transmission Revenue Refunding VRDB,
Subseries 2008 C-1 (Harris N.A. LOC),
0.20%, 1/4/10	1,800	1,800
City of Chicago G.O. Refunding VRDB, Series 2005D,
Project Refunding (FSA Corp. Insured),
0.31%, 1/11/10	63,160	63,160
City of Chicago G.O. Refunding VRDB,
Series 2007-E,
0.23%, 1/4/10	6,400	6,400
Series 2007-F,
0.20%, 1/4/10	7,925	7,925
City of Chicago Revenue VRDB,
Subseries 2004-3 (State Street Bank & Trust LOC),
0.30%, 1/11/10	3,205	3,205
Illinois Development Finance Authority IDR VRDB,
Series 1999, Gas Technology Project (Harris N.A. LOC),
0.25%, 1/11/10	1,500	1,500
Series 1998-A, United Methodist Homes (Harris N.A. LOC),
0.25%, 1/11/10	1,165	1,165
Illinois Development Finance Authority Revenue Bonds,
Series 2003, Carmel High School Project (Bank of America N.A. LOC),
0.38%, 1/11/10	6,200	6,200
Illinois Development Finance Authority Revenue VRDB,
Series 1998, American Youth Hostels Project (Harris N.A. LOC),
0.25%, 1/11/10	6,475	6,475
Illinois Development Finance Authority Revenue VRDB,
Series 1998, Wheaton Academy Project (Harris N.A. LOC),
0.33%, 1/11/10	9,000	9,000
Illinois Development Finance Authority Revenue VRDB,
Series 2003, Jewish Council Youth Services (Harris N.A. LOC),
0.25%, 1/11/10	2,655	2,655
Illinois Development Finance Authority Revenue VRDB,
Series 2003, Learn Charter School Project (Harris N.A. LOC),
0.25%, 1/11/10	2,830	2,830
Illinois Educational Facilities Authority Revenue Bonds, Series A,
Illinois Institute of Technology Student Housing (Harris N.A. LOC),
0.38%, 1/11/10	19,195	19,195
Illinois Educational Facilities Authority Revenue Bonds,
Series 2002, Aurora University (Harris N.A. LOC),
0.23%, 1/11/10	13,200	13,200

MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Illinois - 10.7% continued
Illinois Finance Authority Revenue VRDB,
Rest Haven Christian Service (Banco Santander Central Hispano LOC),
0.23%, 1/11/10	$1,400	$1,400
Illinois Finance Authority Revenue Bonds,
Series A, All Saints Catholic (Harris N.A. LOC),
0.23%, 1/11/10	10,600	10,600
Illinois Finance Authority Revenue Bonds,
Series 2004, Robert Morris College (JPMorgan Chase Bank LOC),
0.27%, 1/11/10	9,615	9,615
Illinois Finance Authority Revenue Bonds, Series 2004B,
University of Chicago,
0.28%, 1/11/10	1,900	1,900
Illinois Finance Authority Revenue VRDB,
Series 2004, Community Action Partnership (Citibank N.A. LOC),
0.38%, 1/11/10	5,580	5,580
Illinois Finance Authority Revenue VRDB,
Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC),
0.23%, 1/11/10	9,450	9,450
Illinois Finance Authority Revenue VRDB,
Series 2005-C, Landing at Plymouth (Bank of America N.A. LOC),
0.23%, 1/11/10	14,850	14,850
Illinois Finance Authority Revenue VRDB,
Series 2006 B, Loyola University Health System (Harris N.A. LOC),
0.20%, 1/11/10	54,500	54,500
Illinois Finance Authority Revenue VRDB,
Series 2007-A, McKinley Foundation Project (KeyBank N.A. LOC),
0.45%, 1/11/10	21,545	21,545
Illinois Finance Authority Revenue VRDB,
Series 2008-C, Northwest Community Hospital (Wells Fargo Bank N.A. LOC),
0.20%, 1/11/10	5,500	5,500
Illinois Finance Authority Revenue VRDB,
Series 2009-A, Jewish Charities (Harris N.A. LOC), (1)
0.23%, 1/11/10	7,185	7,185
Illinois Finance Authority Revenue VRDB,
Subseries 2008 B-3, Advocate Health,
0.22%, 1/11/10	22,800	22,800
Illinois Finance Authority Revenue VRDB,
WBEZ Alliance Project (Bank of America N.A. LOC),
0.25%, 1/11/10	21,500	21,500
Illinois Multifamily Finance Authority Revenue VRDB,
Series 2005 (AMT), Villagebrook Apartments Project (FHLMC LOC),
0.35%, 1/11/10	5,300	5,300
Illinois Multifamily Housing Development Authority Revenue VRDB,
Series 2008, Alden Gardens Bloomingdale (Harris N.A. LOC),
0.23%, 1/11/10	7,570	7,570
Illinois Multifamily Housing Development Authority Revenue VRDB,
Series 2008-B, Lakeshore Plaza (JPMorgan Chase Bank LOC),
0.27%, 1/11/10	12,180	12,180
Illinois State Toll Highway Authority Revenue Refunding VRDB,
Series 2008A-1, Senior Priority,
0.27%, 1/11/10	50,000	50,000
Series 2008A-2, Senior Priority,
0.26%, 1/11/10	148,600	148,600
Illinois State Toll Highway Authority Revenue VRDB, Series A-1,
Senior Priority,
0.30%, 1/11/10	21,500	21,500

MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Illinois - 10.7% continued
Joliet Regional Port District Marine Term Revenue VRDB,
Series 1989, Exxon Project (Exxon Mobil Corp. Gtd.),
0.18%, 1/4/10	$16,445	$16,445
Kane County Revenue Bonds, Series 1993,
Glenwood School for Boys (Harris N.A. LOC),
0.23%, 1/11/10	5,700	5,700
Lisle Multifamily Housing Authority Revenue Bonds,
Ashley of Lisle Project (FHLMC LOC),
0.24%, 1/11/10	26,525	26,525
Quad Cities Regional EDA Revenue Bonds,
Augustana College Project (Harris N.A. LOC),
0.23%, 1/11/10	14,600	14,600
University of Illinois Revenue Refunding VRDB,
Series 2008, Health Services System (JPMorgan Chase Bank LOC),
0.25%, 1/11/10	41,215	41,215
University of Illinois Revenue Refunding VRDB, Series 2008,
University of Illinois Chicago South Campus Development (JPMorgan Chase Bank LOC),
0.27%, 1/11/10	9,500	9,500
University of Illinois Revenue VRDB,
Series 2008, Auxiliary Facilities System,
0.22%, 1/11/10	8,170	8,170

		761,425

Indiana - 2.5%
Dearborn County Industrial Economic Development Revenue VRDB,
Series 2006, Dearborn County Hospital Project (JPMorgan Chase Bank LOC),
0.27%, 1/11/10	14,800	14,800
Indiana Bond Bank Revenue Notes, Series 2009-A,
Advance Funding Program Notes,
2.00%, 1/5/10	24,900	24,902
Indiana Development Finance Authority Industrial Revenue VRDB, Series 1999,
Youth Opportunity Center Project (JPMorgan Chase Bank LOC),
0.67%, 1/11/10	1,300	1,300
Indiana Development Finance Authority PCR Refunding Bonds,
Southern Indiana (JPMorgan Chase Bank LOC),
0.27%, 1/11/10	11,550	11,550
Indiana Finance Authority Health System Revenue VRDB,
Series 2008-D, Sisters of St. Francis (Bank of America N.A. LOC),
0.22%, 1/11/10	24,400	24,400
Indiana Finance Authority Hospital Revenue Bonds,
Series 2008, Community Foundation Northwest Indiana (Harris N.A. LOC),
0.23%, 1/11/10	6,800	6,800
Indiana Finance Authority Hospital Revenue Refunding VRDB,
Series 2008-C, Clarian Health (Bank of New York LOC),
0.22%, 1/11/10	12,200	12,200
Indiana Health and Educational Facilities Financing Authority Revenue Refunding VRDB,
Series 2006A, Hartsfield Community Village (Harris N.A. LOC),
0.23%, 1/11/10	6,825	6,825
Indiana Health and Educational Facilities Financing Authority Revenue VRDB,
Series C, Clarian Health (Branch Banking & Trust Co. LOC),
0.20%, 1/11/10	7,950	7,950
Indiana Health and Educational Facilities Financing Authority Revenue VRDB,
Series 2007, Marian College Project (JPMorgan Chase Bank LOC),
0.24%, 1/11/10	5,700	5,700
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000,
Senior Living Greencroft Obligation Project (Bank of America N.A. LOC),
0.26%, 1/11/10	10,344	10,344
Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Series 2255, JPMorgan Chase Putters (Berkshire Hathaway, Inc. Insured), (1)
0.33%, 1/11/10	15,390	15,390

MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Indiana - 2.5% continued
Indianapolis Multifamily Housing Revenue VRDB,
Series 2008, Capital Place, Covington (FNMA Insured),
0.20%, 1/11/10	$10,600	$10,600
Mount Vernon Pollution Control and Solid Waste Disposal Revenue VRDB,
General Electric Co. Project (General Electric Co. Gtd.),
0.22%, 1/4/10	4,800	4,800
Terre Haute Economic Development Revenue Bonds,
Series 1985, First Financial Corp. Project (U.S. Bank N.A. LOC),
0.27%, 1/11/10	2,000	2,000
Vincennes University Revenue VRDB,
Series 2004G, Student Fees (JPMorgan Chase Bank LOC),
0.28%, 1/11/10	21,065	21,065

		180,626

Iowa - 0.9%
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002,
Iowa West Foundation Project (U.S. Bank N.A. LOC),
0.32%, 1/11/10	955	955
Iowa Finance Authority Healthcare Facilities Revenue VRDB,
Care Initiatives Project (KBC Bank N.V. LOC),
0.25%, 1/4/10	9,020	9,020
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Series 2006,
Private College Facilities, Loras (Bank of America N.A. LOC),
0.24%, 1/4/10	12,820	12,820
Iowa Finance Authority Private College Revenue VRDB,
Series 2008, Central College Project (Wells Fargo Bank N.A. LOC),
0.25%, 1/4/10	2,000	2,000
Iowa Finance Authority Private College Facility Revenue VRDB,
Series 2008, Drake University Project (Wells Fargo Bank N.A. LOC),
0.25%, 1/4/10	25,600	25,600
Iowa State School Cash Anticipation Program Revenue Notes,
Warrants, Series 2009-B, Iowa School Corps,
3.00%, 1/21/10	14,000	14,017

		64,412

Kansas - 0.4%
Kansas Department of Transportation Highway Revenue Bonds,
Series 2004 C-2,
0.17%, 1/11/10	6,400	6,400
Series 2004 C-3,
0.17%, 1/11/10	8,675	8,675
Kansas Development Finance Authority Revenue VRDB, Series 2004C,
Adventist Health System/Sunbelt (SunTrust Bank LOC),
0.23%, 1/11/10	10,000	10,000
Olathe Senior Living Facility Revenue VRDB,
Series C-1, Catholic Care Campus (Bank of America N.A. LOC),
0.26%, 1/11/10	2,500	2,500
University of Kansas Hospital Authority Revenue VRDB,
KU Health System (U.S. Bank N.A. LOC),
0.25%, 1/4/10	1,950	1,950

		29,525

Kentucky - 2.4%
Boyle County Hospital Revenue VRDB,
Ephraim McDowell Health (Branch Banking & Trust Co. LOC),
0.23%, 1/11/10	14,000	14,000
Fort Mitchell League of Cities Revenue VRDB, Series 2002A,
Trust Lease Program (U.S. Bank N.A. LOC),
0.23%, 1/11/10	9,650	9,650
Henderson County Revenue Refunding VRDB,
Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC),
0.31%, 1/11/10	3,155	3,155

MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Kentucky - 2.4% continued
Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB,
Series 2009-B-3, Baptist Healthcare System (Branch Banking & Trust Co. LOC),
0.23%, 1/11/10	$7,655	$7,655
Series 2009-B-4, Baptist Healthcare System (Branch Banking & Trust Co. LOC),
0.23%, 1/11/10	24,000	24,000
Kentucky Economic Development Finance Authority Medical Center Revenue VRDB,
Series 2008-A, Ashland Hospital Corp. (Branch Banking & Trust Co. LOC),
0.23%, 1/11/10	1,900	1,900
Kentucky Economic Development Finance Authority Revenue Refunding VRDB,
Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.23%, 1/11/10	4,015	4,015
Series 2008-B, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.23%, 1/11/10	7,705	7,705
Kentucky Inc. Public Energy Revenue VRDB,
Series 2006-A, (BP PLC Gtd.),
0.20%, 1/4/10	93,400	93,400
Morehead League of Cities Revenue VRDB, Series 2004A,
Trust Lease Program (U.S. Bank N.A. LOC),
0.23%, 1/11/10	9,334	9,334

		174,814

Louisiana - 2.1%
East Baton Rouge Parish PCR Refunding VRDB,
Series 1993, Exxon Project (Exxon Mobil Corp. Gtd.),
0.18%, 1/4/10	9,600	9,600
Louisiana Public Facilities Authority Revenue VRDB, Series 2008,
Dynamic Fuels LLC Project (JPMorgan Chase Bank LOC),
0.20%, 1/4/10	3,000	3,000
Louisiana Public Facilities Authority Revenue VRDB, Series 2008-B,
Commcare Corp. Project (JPMorgan Chase Bank LOC),
0.20%, 1/11/10	14,995	14,995
Louisiana State G.O. Refunding VRDB,
Series 2008-A (BNP Paribas LOC),
0.25%, 1/11/10	23,100	23,100
Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds,
Series 1411Q, JPMorgan Putters (JPMorgan Chase & Co. LOC), (1)
0.25%, 1/11/10	37,322	37,322
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds,
Series 2003B (JPMorgan Chase Bank LOC),
0.27%, 1/11/10	5,700	5,700
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB,
Series 2007-A, Loop LLC Project (SunTrust Bank LOC),
0.30%, 1/11/10	54,020	54,020

		147,737

Maryland - 2.7%
Ann Arundel County Revenue VRDB, Series 2008,
Key School Facilities (Manufacturers & Traders Trust Co. LOC), (1)
0.32%, 1/11/10	9,250	9,250
Baltimore County Housing Revenue Refunding Bonds,
Series 1991, Spring Hill Apartments Project (KBC Bank N.V. LOC),
0.40%, 1/11/10	10,240	10,240
Baltimore County Revenue VRDB, Series 2004,
Notre Dame Preparatory School (Manufacturers & Traders Trust Co. LOC),
0.37%, 1/11/10	4,965	4,965
Baltimore County Revenue VRDB, Series 2006,
Maryvale Preparatory School (Manufacturers & Traders Trust Co. LOC),
0.37%, 1/11/10	3,970	3,970
Frederick County Retirement Community Revenue VRDB,
Series 1997-C, Buckinghams Choice (Branch Banking & Trust Co. LOC),
0.23%, 1/11/10	6,000	6,000

MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Maryland - 2.7% continued
Maryland Economic Development Corp. Revenue Refunding VRDB,
Series 1997, Jenkins Memorial, Inc. (Manufacturers & Traders Trust Co. LOC),
0.32%, 1/11/10	$2,860	$2,860
Maryland Economic Development Corp. Revenue VRDB,
Series 2007, Opportunity Builders Facility (Manufacturers & Traders Trust Co. LOC),
0.37%, 1/11/10	6,260	6,260
Maryland Health and Higher Educational Facilities Authority Revenue Bonds,
Series A, Pooled Loan Program (JPMorgan Chase Bank LOC),
0.23%, 1/11/10	32,300	32,300
Maryland Health and Higher Educational Facilities Authority Revenue Refunding VRDB,
Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),
0.26%, 1/11/10	14,300	14,300
Maryland Health and Higher Educational Facilities Authority Revenue VRDB,
Kennedy (SunTrust Bank LOC),
0.35%, 1/11/10	9,000	9,000
Maryland Health and Higher Educational Facilities Authority Revenue VRDB,
Series 2003B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),
0.42%, 1/11/10	8,500	8,500
Series 2005A, Adventist Healthcare (Bank of America N.A. LOC),
0.23%, 1/11/10	4,400	4,400
Maryland Health and Higher Educational Facilities Authority Revenue VRDB,
Series 2008, Frederick Memorial Hospital (Branch Banking & Trust Co. LOC),
0.30%, 1/11/10	10,800	10,800
Maryland Health and Higher Educational Facilities Authority Revenue VRDB,
Series 2008-E, University of Maryland Medical System (SunTrust Bank LOC),
0.30%, 1/11/10	13,600	13,600
Series 2008-H, University of Maryland Medical System (Manufacturers & Traders Trust Co. LOC),
0.25%, 1/11/10	7,810	7,810
Maryland Health and Higher Educational Facilities Authority Revenue VRDB,
Series A, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),
0.26%, 1/11/10	11,970	11,970
Maryland Health and Higher Educational Facilities Authority Revenue VRDN,
Series B, Pickersgill (Branch Banking & Trust Co. LOC),
0.23%, 1/11/10	3,900	3,900
Montgomery County Economic Development Revenue VRDB, Series 2004,
Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),
0.26%, 1/11/10	32,510	32,510

		192,635

Massachusetts - 4.3%
Massachusetts State Development Finance Agency Revenue Bonds,
Series 2008-A, Massachusetts Credit, Wilber School Apartments (FHLB Atlanta LOC),
0.23%, 1/11/10	6,000	6,000
Massachusetts State Development Finance Agency Revenue Bonds,
Series 2008-A, Seven Hills Foundation (Toronto-Dominion Bank LOC),
0.35%, 1/11/10	4,000	4,000
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2003, Lesley University (Bank of America N.A. LOC),
0.26%, 1/11/10	4,400	4,400
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2003, Phillips Academy,
0.23%, 1/11/10	19,600	19,600
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2004, Groton School,
0.24%, 1/11/10	7,500	7,500
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC),
0.25%, 1/11/10	45,000	45,000
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC),
0.22%, 1/11/10	5,000	5,000

MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Massachusetts - 4.3% continued
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2008, Abby Kelley Foster Public School (Toronto-Dominion Bank LOC),
0.23%, 1/11/10	$4,800	$4,800
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2008, Edgewood Retirement Community (Bank of America N.A. LOC),
0.32%, 1/11/10	20,540	20,540
Massachusetts State G.O. Consolidated Loans,
Series 2000-B, Prerefunded (U.S. Treasuries Escrowed),
5.75%, 6/1/10	10,000	10,378
Massachusetts State G.O. Refunding VRDB,
Series 2005-A,
0.25%, 1/11/10	40,855	40,855
Massachusetts State Health and Educational Facilities Authority Revenue VRDB,
Series 2008-C, Health System (Bank of America N.A. LOC),
0.20%, 1/11/10	7,870	7,870
Massachusetts State Health and Educational Facilities Authority Revenue VRDB,
Series 2008-W, Northeastern University (Toronto-Dominion Bank LOC),
0.24%, 1/11/10	14,615	14,615
Massachusetts State Water Resources Authority Revenue Refunding VRDB,
Series 2008-A,
0.28%, 1/11/10	61,000	61,000
Revere Multifamily Housing Authority Mortgage Revenue Refunding VRDB,
Series 1991-C, Waters Edge Apartment Project (FSA Corp. Insured),
0.60%, 1/11/10	23,990	23,990
University of Massachusetts Building Authority Revenue Refunding VRDB,
Series 2008-4, Senior Community Gtd.,
0.23%, 1/11/10	28,370	28,370

		303,918

Michigan - 1.8%
Ann Arbor Economic Development Corp. Limited Obligation Revenue Bonds,
Series 2000A, Glacier Hills, Inc. Project (JPMorgan Chase Bank LOC),
0.23%, 1/11/10	12,925	12,925
Ann Arbor Economic Development Corp. Limited Obligation Revenue
Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC),
0.23%, 1/11/10	4,855	4,855
Farmington Hills Hospital Finance Authority Revenue Refunding VRDB,
Series 2008-A, Botsford Obligated (U.S. Bank N.A. LOC),
0.25%, 1/4/10	9,810	9,810
Grand Rapids Economic Development Corp. Revenue Refunding Bonds,
Series 1991A, Amway Hotel (Bank of America N.A. LOC),
0.59%, 1/11/10	1,100	1,100
Jackson County Economic Development Corp. Limited Obligation Revenue Refunding VRDB,
Series 2001A, Vista Grande Villa (Bank of America N.A. LOC),
0.29%, 1/4/10	7,640	7,640
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B,
Limited Obligation, Holland Home (Bank of America N.A. LOC),
0.23%, 1/11/10	9,620	9,620
Michigan State Hospital Finance Authority Revenue Refunding VRDB,
Series 2008-B, McLaren Health Care (JPMorgan Chase Bank LOC),
0.21%, 1/11/10	7,500	7,500
Michigan State Strategic Fund Limited Obligation Revenue Bonds,
Lansing Saint Vincent Home Project (Comerica Bank Insured),
0.26%, 1/11/10	3,010	3,010
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB,
Series 2008, Consumers Energy Co. (Wells Fargo Bank N.A. LOC),
0.20%, 1/11/10	9,200	9,200
Michigan State Strategic Fund Limited Obligation Revenue VRDB,
Series 2003, YMCA of Metropolitan Detroit Project (JPMorgan Chase Bank LOC),
0.32%, 1/11/10	2,240	2,240

MONEY MARKET FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Michigan - 1.8% continued
State of Michigan G.O. Notes,
Series 2009-A,
2.00%, 9/30/10	$41,800	$42,256
University of Michigan VRDN,
Series 2008-A,General Revenue Bonds,
0.22%, 1/4/10	20,100	20,100

		130,256

Minnesota - 1.9%
Arden Hills Housing and Healthcare Facilities Revenue Refunding Bonds,
Series 1999A, Presbyterian Homes (U.S. Bank N.A. LOC),
0.25%, 1/4/10	2,770	2,770
Austin Housing and Redevelopment Authority Revenue Refunding VRDB,
Series 2004A, Cedars of Austin Project (Bank of America N.A. LOC),
0.47%, 1/11/10	4,320	4,320
Burnsville Housing Revenue VRDB,
Series 1999A, Provence LLC Project (Bank of America N.A. LOC),
0.24%, 1/11/10	15,650	15,650
Fridley Senior Housing Revenue Refunding VRDB,
Series 2007-A, Banfill Crossing (FNMA Insured),
0.24%, 1/11/10	8,600	8,600
Mankato Multifamily Housing Revenue VRDB,
Series 1997, Highland Hills Project (Bank of America N.A. LOC),
0.25%, 1/4/10	2,300	2,300
Maple Grove Economic Development Revenue Bonds,
Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),
0.23%, 1/11/10	5,240	5,240
Minneapolis Health Care System Revenue VRDB,
Series 2008-C, Fairview Health Services (Wells Fargo Bank N.A. LOC),
0.21%, 1/11/10	5,800	5,800
Series 2008-D, Fairview Health Services (Wells Fargo Bank N.A. LOC),
0.20%, 1/11/10	2,300	2,300
Minneapolis Revenue VRDB, Series 2000,
People Serving People Project (U.S. Bank N.A. LOC),
0.25%, 1/4/10	1,915	1,915
Minnesota Agricultural and Economic Development Board Revenue VRDB,
Series 2008 C-4, Health Care Facilities - Essentia (Assured Guaranty Insured),
0.28%, 1/4/10	17,900	17,900
Minnesota Agricultural and Economic Development Board Revenue VRDB,
YMCA of Metro Minneapolis Project (U.S. Bank N.A. LOC),
0.22%, 1/11/10	8,000	8,000
Minnesota State Higher Education Facilities Authority Revenue VRDB,
Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC),
0.26%, 1/4/10	9,915	9,915
Robbinsdale Revenue Refunding VRDB,
Series 2008 A-1, North Memorial (Wells Fargo Bank N.A. LOC),
0.22%, 1/11/10	4,500	4,500
St. Cloud Health Care Revenue Refunding VRDB,
Series A, CenraCare Health (Bank of Nova Scotia LOC),
0.20%, 1/11/10	6,200	6,200
St. Paul Housing and Redevelopment Authority Revenue Bonds,
Series A, Science Museum of Minnesota (U.S. Bank N.A. LOC),
0.27%, 1/11/10	15,500	15,500
State of Minnesota Revenue Bonds,
Series 2007-31, Clipper Tax-Exempt Certificate Trust, (1)
0.28%, 1/11/10	25,900	25,900

		136,810

Mississippi - 2.0%
Jackson County PCR Refunding Bonds,
Series 1993, Chevron USA, Inc. Project (Chevron Corp. Gtd.),
0.20%, 1/4/10	15,850	15,850

MONEY MARKET FUNDS 14 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Mississippi - 2.0% continued
Mississippi Business Health Facilities Authority Revenue VRDB,
Rush Medical Foundation Project (U.S. Bank N.A. LOC),
0.32%, 1/11/10	$14,000	$14,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB,
Series 2007-C, Chevron USA, Inc. Project,
0.45%, 2/1/10	27,000	27,000
Series 2007-D, Chevron USA, Inc. Project,
0.45%, 3/1/10	10,000	10,000
Series 2007-E, Chevron USA, Inc. Project,
0.18%, 1/4/10	8,100	8,100
Series 2009-D, Chevron USA, Inc. Project, (Chevron Corp. Gtd.),
0.22%, 1/4/10	4,700	4,700
Mississippi Business Finance Corp. Gulf Opportunity Zone, (FHLB Atlanta LOC),
0.26%, 1/11/10	7,000	7,000
Mississippi Business Finance VRDN,
Chevron Dailies USA, Inc. Project A,
0.19%, 1/4/10	1,700	1,700
Mississippi Business Finance Corp. Revenue VRDB,
Edgewater Retail Partners (Compass Bank LOC),
0.60%, 1/11/10	17,000	17,000
Mississippi Business Finance Corp. Revenue VRDB,
Fondren Place Development Co. (FHLB Dallas LOC),
0.29%, 1/11/10	11,075	11,075
Mississippi Development Bank Special Obligation Revenue Refunding VRDB,
Series 2009, Magnolia Regional Health Project (FHLB Atlanta LOC),
0.20%, 1/11/10	15,000	15,000
Perry County PCR Refunding Bonds,
Series 02, Leaf River Forest Production Project (Bank of America N.A. LOC),
0.25%, 1/11/10	13,000	13,000

		144,425

Missouri - 3.5%
Florissant IDA Revenue Refunding VRDB,
Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.23%, 1/11/10	6,845	6,845
Kansas City IDA Multifamily Housing Revenue Refunding VRDB,
Coach House South Apartments (FHLMC LOC),
0.26%, 1/11/10	8,000	8,000
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds,
Citi ROCS RR-II-R-11265 (Berkshire Hathaway, Inc. Insured), (1)
0.23%, 1/11/10	20,520	20,520
Missouri State Development Finance Board Infrastructure Facilities Revenue VRDB,
Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC),
0.25%, 1/4/10	9,200	9,200
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2004-A, Washington University,
0.20%, 1/4/10	10,000	10,000
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC),
0.24%, 1/11/10	23,570	23,570
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2004A, Lutheran Church (Bank of America N.A. LOC),
0.29%, 1/4/10	21,045	21,045
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2007, Lutheran Church Extension (Fifth Third Bank LOC),
0.64%, 1/4/10	30,835	30,835
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2008-A, Children’s Mercy Hospital (UBS AG LOC),
0.24%, 1/11/10	7,300	7,300

MONEY MARKET FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Missouri - 3.5% continued
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2008-D, Sisters Mercy Health,
0.22%, 1/11/10	$33,000	$33,000
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2009, Bethesda Health Group (U.S. Bank N.A. LOC),
0.25%, 1/4/10	16,770	16,770
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2009, Saint Louis Priory School Project (U.S. Bank N.A. LOC),
0.25%, 1/11/10	3,300	3,300
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series C-5, SSM Health,
0.20%, 1/11/10	8,600	8,600
Platte County IDA Multifamily Housing Revenue Refunding Bonds,
Series 1996, Wexford Place Project (FHLMC Gtd.), (1)
0.26%, 1/11/10	7,645	7,645
St. Charles County IDA Revenue Refunding VRDB,
Country Club Apartments (FNMA LOC),
0.25%, 1/11/10	19,000	19,000
St. Charles County IDA Revenue Refunding VRDB, Series 1993,
Remington Apartments Project (FNMA Gtd.),
0.25%, 1/11/10	10,700	10,700
St. Charles County IDA Revenue Refunding VRDB, Series 1995,
Casalon Apartments Project (FNMA Gtd.),
0.25%, 1/11/10	6,170	6,170
St. Louis County IDA Revenue Refunding VRDB, Series 1996-B,
Friendship Village South County Project (Bank of America N.A. LOC),
0.24%, 1/11/10	4,235	4,235

		246,735

Montana - 0.1%
Forsyth PCR Refunding VRDB,
Series 1988, Pacificorp Project (BNP Paribas LOC),
0.30%, 1/4/10	6,190	6,190

Nebraska - 0.4%
Omaha Public Power District Separate Electric Revenue Bonds,
Eagle-720053008, Class A, Series 2005 (Berkshire Hathaway, Inc. Insured), (1)
0.23%, 1/11/10	27,760	27,760

Nevada - 0.6%
Carson City Hospital Revenue VRDB, Series 2003-B,
Carson Tahoe Hospital Project (U.S. Bank N.A. LOC),
0.23%, 1/11/10	3,700	3,700
Las Vegas Economic Development Revenue VRDB, Series A,
Keep Memory Alive Project (Bank of New York LOC),
0.25%, 1/11/10	24,100	24,100
Las Vegas Valley Water District G.O.,
Series B, Water Improvement,
0.35%, 1/4/10	8,000	8,000
Series 2006-C, Water Improvement,
0.35%, 1/4/10	2,805	2,805
Reno Hospital Revenue Refunding VRDB,
Series 2009-A, Renown Regional Medical Center (Wells Fargo Bank N.A. LOC),
0.20%, 1/11/10	4,100	4,100

		42,705

New Hampshire - 0.7%
New Hampshire Health and Education Facilities Authority Revenue Bonds,
Series H-A-1, University System,
0.35%, 1/4/10	23,500	23,500
New Hampshire Health and Education Facilities Authority Revenue VRDB,
Series 2004-B, Kendal at Hanover (FHLB Boston LOC),
0.21%, 1/11/10	3,470	3,470

MONEY MARKET FUNDS 16 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
New Hampshire - 0.7% continued
New Hampshire Health and Educational Facilities Authority Revenue VRDB,
Series 2007, Phillips Exeter Academy,
0.24%, 1/11/10	$25,000	$25,000

		51,970

New Jersey - 0.5%
New Jersey EDA Revenue Refunding VRDB,
Cedar Crest Village Inc. (Banco Santander Central Hispano LOC),
0.18%, 1/11/10	35,360	35,360

New Mexico - 1.0%
New Mexico Finance Authority State Transportation Revenue Refunding Bonds,
Subseries 2008 B-1, Sub Lien (State Street Bank & Trust LOC),
0.20%, 1/11/10	8,800	8,800
Subseries 2008 B-2, Sub Lien (UBS AG LOC),
0.20%, 1/11/10	2,800	2,800
New Mexico Hospital Equipment Loan Council Revenue VRDB,
Series 2008-B, Presbyterian Healthcare,
0.22%, 1/11/10	17,800	17,800
Series 2008-C, Presbyterian Healthcare,
0.20%, 1/11/10	20,900	20,900
New Mexico Municipal Energy Acquisition Gas Supply Revenue Refunding Bonds VRDB,
Series 2009,
0.23%, 1/11/10	20,000	20,000

		70,300

New York - 5.0%
Chemung County Industrial Development Agency Revenue VRDB, Series 2007-A,
Elmira College Project (JPMorgan Chase Bank LOC),
0.23%, 1/11/10	8,300	8,300
Metropolitan Transportation Authority Revenue VRDB,
Citigroup Eagle Tax-Exempt Certificate Trust, Series 2009-A (Berkshire Hathaway, Inc. Insured)
0.23%, 1/11/10	29,680	29,680
Metropolitan Transportation Authority Revenue Bonds, CP Notes
(ABN AMRO Bank N.V. LOC),
0.32%, 3/4/10	25,000	25,000
Metropolitan Transportation Authority Revenue Bonds, CP Notes
(ABN AMRO Bank N.V. LOC),
0.32%, 3/3/10	35,000	35,000
Metropolitan Transportation Authority Revenue VRDB,
Subseries 2005 G-2 (BNP Paribas LOC),
0.24%, 1/4/10	14,230	14,230
Monroe County Industrial Development Agency Revenue VRDB,
Series 2008, Harley School Project (Manufacturers & Traders Trust Co. LOC),
0.30%, 1/11/10	2,000	2,000
New York City Housing Development Corp. Multifamily Rent Housing Revenue VRDB,
Series A, Gold Street (FNMA Insured),
0.17%, 1/11/10	3,000	3,000
New York City Industrial Development Agency Civic Revenue VRDB,
Sephardic Community Youth Center (Manufacturers & Traders Trust Co. LOC),
0.30%, 1/11/10	2,000	2,000
New York Liberty Development Corp. Revenue VRDB,
Series 2009-A, World Trade Center Project (United States Treasuries Escrowed),
0.50%, 1/18/11	100,000	100,000
New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds,
Series 2006-AA-3,
0.28%, 1/11/10	2,600	2,600
New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds,
Series 2008-BB-2, Second Generation, Fiscal,
0.19%, 1/11/10	14,200	14,200
New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds,
Series 2008-BB-3, Second Generation, Fiscal,
0.20%, 1/4/10	20,000	20,000

MONEY MARKET FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
New York - 5.0% continued
New York City Municipal Water Finance Authority Water and Sewer Revenue VRDB,
Subseries 2008 B-2,
0.20%, 1/4/10	$3,300	$3,300
New York City Transitional Finance Authority Revenue Bonds,
Series 3, Subseries 3B, New York City Recovery,
0.18%, 1/4/10	23,100	23,100
New York City Transitional Finance Authority VRDB,
Recovery Sereies 3, Subseries 3-E,
0.20%, 1/4/10	12,300	12,300
New York State Dormitory Authority Revenue Bonds,
Series 1999-B, New York Library (Toronto-Dominion Bank LOC),
0.26%, 1/11/10	3,500	3,500
New York State Housing Finance Agency Revenue VRDB,
Series 2002, 20 River Terrace Housing (FNMA Gtd.),
0.17%, 1/11/10	3,900	3,900
New York State Housing Finance Agency Revenue VRDB,
Series 2009-A, 316 11th Ave Housing (FNMA Gtd.),
0.15%, 1/11/10	3,650	3,650
New York State Urban Development Corp. Revenue Bonds,
Floating Rate Receipts SG-164 (U.S. Treasuries Escrowed), (1)
0.23%, 1/11/10	19,500	19,500
New York State Urban Development Corp. Revenue VRDB,
Series A3A, State Facilities,
0.33%, 1/11/10	4,000	4,000
Onondaga County Industrial Development Agency Civic Facilities Revenue VRDB,
Series 2005, Syracuse Resh Corp. Project (Manufacturers & Traders Trust Co. LOC),
0.30%, 1/11/10	7,215	7,215
Triborough Bridge and Tunnel Authority Revenue VRDB,
Series 2005-A,
0.33%, 1/11/10	4,420	4,420
Westchester County Industrial Development Agency Revenue Refunding VRDB, Series 2008,
Hebrew Hospital Continuing Care (Manufacturers & Traders Trust Co. LOC),
0.30%, 1/11/10	13,690	13,690

		354,585

North Carolina - 3.3%
Charlotte G.O. VRDB,
0.21%, 1/11/10	19,825	19,825
Guilford County G.O. VRDB, Series 2005-B,
0.19%, 1/11/10	4,700	4,700
Guilford County G.O. VRDB, Series 2007-B,
0.23%, 1/11/10	14,000	14,000
Mecklenburg County COPS VRDB,
Series 2008-A,
0.60%, 1/11/10	39,825	39,825
North Carolina Capital Facilities Finance Agency Educational Revenue VRDB,
Series 2007, Rocky Mountain Preparatory School (Branch Banking & Trust Co. LOC),
0.24%, 1/11/10	6,300	6,300
North Carolina Capital Facilities Finance Agency Recreational Revenue VRDB,
Series 2007-B, YMCA of Greater Charlotte Project (Wachovia Bank N.A. LOC),
0.25%, 1/11/10	14,600	14,600
North Carolina Capital Facilities Finance Agency Revenue Bonds, Duke University,
Citigroup Eagle 20060012, Class A, (1)
0.23%, 1/11/10	12,000	12,000
North Carolina Financial Agency Educational Facilities Revenue VRDB,
Series 2009, Campbell University (Branch Banking & Trust Co. LOC),
0.24%, 1/11/10	5,900	5,900
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB,
Series 2009-C, Wakemed (Wachovia Bank N.A. LOC),
0.22%, 1/11/10	16,355	16,355

MONEY MARKET FUNDS 18 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
North Carolina - 3.3% continued
Series 2008-A1, University Health System Eastern (Bank of America N.A. LOC),
0.22%, 1/11/10	$7,600	$7,600
Series 2008-B1, University Health System Eastern (Branch Banking & Trust Co. LOC),
0.20%, 1/11/10	4,900	4,900
North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB,
Series 2004-A, Novant Health Group,
0.22%, 1/11/10	25,350	25,350
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB,
Series 2005, Person Memorial Hospital (Branch Banking & Trust Co. LOC),
0.24%, 1/11/10	7,900	7,900
North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB,
Series C, First Mortgage, Pennybyrn Project (Bank of America N.A. LOC),
0.23%, 1/11/10	6,910	6,910
North Carolina Medical Care Commission Hospital Revenue Bonds,
Aces, Pooled Equipment Financing Project (KBC Bank N.V. LOC),
0.25%, 1/11/10	8,500	8,500
Raleigh Combined Enterprise System Revenue,
BBandT Floaters Series 11, (1)
0.25%, 1/11/10	11,000	11,000
University of North Carolina Revenue Bonds,
Citigroup Eagle 720053014 Class 2005A, (1)
0.23%, 1/11/10	5,800	5,800
Wake County G.O. VRDB,
Series 2004-A,
0.27%, 1/11/10	8,750	8,750
Winston-Salem Water and Sewer System Revenue VRDB,
Series 2002C,
0.27%, 1/11/10	11,300	11,300

		231,515

North Dakota - 0.1%
Cass County Health Facilities Revenue VRDB, Series 2008 A-2,
Health Care - Essentia (Assured Guaranty Insured),
0.23%, 1/11/10	7,000	7,000

Ohio - 2.5%
American Municipal Power-Ohio, Inc. Revenue VRDB,
Series 2006, Combustion Turbine Project (KeyBank N.A. LOC),
0.40%, 1/11/10	9,805	9,805
Athens County Port Authority Housing Revenue Bonds,
Series 2000, University Housing for Ohio, Inc. Project (Wachovia Bank N.A. LOC),
0.24%, 1/11/10	28,865	28,865
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2008,
Euclid Avenue Housing Corp. Project (U.S. Bank N.A. LOC),
0.23%, 1/11/10	3,000	3,000
Cuyahoga County Healthcare and Independent Living Facilities Revenue VRDB,
Series B, Eliza Jennings Senior Care (Banco Santander Central Hispano LOC),
0.26%, 1/11/10	22,860	22,860
Cuyahoga County Revenue VRDB,
Subseries 2004-B1, Cleveland Clinic,
0.20%, 1/4/10	8,075	8,075
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005,
Chelsea First Community (KBC Bank N.V. LOC),
0.25%, 1/11/10	17,400	17,400
Franklin County Hospital Revenue Refunding Bonds,
Series 2008-A, Ohio Health Corp.,
0.23%, 1/11/10	16,480	16,480
Geauga County Revenue VRDB,
Series 2007-A, South Franklin Circle Project (KeyBank N.A. LOC),
0.29%, 1/4/10	16,100	16,100

MONEY MARKET FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Ohio - 2.5% continued
Lancaster Port Authority Gas Revenue VRDB, Series 2008,
0.23%, 1/11/10	$29,200	$29,200
Montgomery County Economic Development Revenue Bonds,
The Dayton Art Institute (U.S. Bank N.A. LOC),
0.21%, 1/11/10	500	500
Ohio Multifamily Housing Finance Agency Revenue VRDB, Series 2002F,
Chambrel at Montrose (FNMA LOC),
0.26%, 1/11/10	6,351	6,351
Ohio State Higher Educational Facilities Revenue VRDB,
Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC),
0.24%, 1/11/10	13,200	13,200
Richland County Health Care Facilities Revenue Refunding Bonds,
Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank LOC),
0.23%, 1/11/10	3,770	3,770
Warren County Health Care Facilities Revenue Bonds,
Series 2009, Otterbein Homes Project (U.S. Bank N.A. LOC),
0.23%, 1/11/10	4,000	4,000

		179,606

Oregon - 1.6%
Medford Hospital Facilities Authority Revenue Refunding VRDB,
Series 2009, Rogue Valley Manor Project (Wells Fargo Bank N.A. LOC),
0.18%, 1/4/10	15,200	15,200
Oregon Health, Housing, Educational and Cultural Facilities Authority Revenue VRDB,
Series 95A, Evangelical Lutheran Good Samaritan Hospital (U.S. Bank N.A. LOC),
0.31%, 1/11/10	2,500	2,500
Oregon State G.O. TANS, Series 2009A,
2.50%, 6/30/10	65,000	65,647
Oregon State Facilities Authority Revenue VRDB,
Series 2005A, Quatama Crossing Housing (FNMA LOC),
0.26%, 1/11/10	19,800	19,800
Yamhill County Hospital Facility Authority Revenue Refunding VRDB,
Series 2007, Friendsview Community (U.S. Bank N.A. LOC),
0.25%, 1/4/10	11,700	11,700

		114,847

Pennsylvania - 2.8%
Berks County Municipal Authority Revenue VRDB, Series 2008-A,
Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC),
0.23%, 1/11/10	4,125	4,125
Berks County Reading Hospital Revenue Bonds, Series 2008 A-1,
RBC Municipal Products, Inc. Trust, Floaters Series 2008 C-13 (Royal Bank of Canada LOC), (1)
0.27%, 1/11/10	10,000	10,000
Cumberland County Municipal Authority Revenue VRDB, Series 200,
Asbury Obligated Group (KBC Bank N.V. LOC),
0.23%, 1/11/10	1,990	1,990
Haverford Township School District G.O.,
Series 2009 (Toronto-Dominion Bank LOC),
0.23%, 1/11/10	8,000	8,000
Horizon Hospital System Authority Health and Housing Facilities Revenue VRDB,
Series 2005, St. Paul Homes Project (Manufacturers & Traders Trust Co. LOC),
0.37%, 1/11/10	7,695	7,695
Geisinger Authority Health System Revenue VRDB,
Series 2009-C, Geisinger Health,
0.18%, 1/4/10	28,600	28,600
Lancaster IDA Revenue VRDB,
Series 2007, Mennonite Home Project (Manufacturers & Traders Trust Co. LOC),
0.37%, 1/11/10	3,000	3,000
Lower Merion School District G.O. VRDB,
Series 2009-A, Capital Project (State Street Bank & Trust LOC),
0.22%, 1/11/10	14,000	14,000

MONEY MARKET FUNDS 20 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Pennsylvania - 2.8% continued
Series 2009-B, Capital Project (U.S. Bank N.A. LOC),
0.22%, 1/11/10	$12,500	$12,500
Philadelphia Hospital and Hgr Educational Facility Revenue VRDB,
Childrens Hospital Philadelphia, Series 2008-C,
0.20%, 1/4/10	25,300	25,300
Pennsylvania Multifamily Housing Finance Agency Revenue VRDB,
Series 2008, Special Limited Obligation, Foxwood (Bank of America N.A. LOC),
0.24%, 1/11/10	4,300	4,300
Pennsylvania State Turnpike Common Revenue Refunding VRDB,
Mulit-Modal, Series 2008 A-3,
0.23%, 1/11/10	14,200	14,200
Philadelphia G.O., VRDB,
Series 2009-B, Multi Modal (Wachovia Bank N.A. LOC),
0.20%, 1/11/10	25,000	25,000
Southcentral General Authority Revenue VRDB,
Series 2005, Hanover Lutheran Village Project (Manufacturers & Traders Trust Co. LOC), (1)
0.32%, 1/11/10	8,600	8,600
Southcentral General Authority Revenue VRDB, Series 2008-D,
Wellspan Health Obligation Group (SunTrust Bank LOC),
0.22%, 1/11/10	29,300	29,300
State Public School Building Authority Revenue VRDB,
Series 2008, North Hills School District Project (RBS Citizens N.A. LOC),
0.60%, 1/11/10	3,540	3,540

		200,150

South Carolina - 1.5%
Charleston Waterworks and Sewer Revenue VRDB, Series B,
Capital Improvements,
0.20%, 1/11/10	27,200	27,200
Easley Utility Revenue Refunding VRDB, Series 2007
(FSA Corp. Insured),
3.37%, 1/11/10	32,590	32,590
Piedmont Municipal Power Agency Electric Revenue VRDB,
Series 2008-B (Assured Guaranty Insured),
0.25%, 1/11/10	20,900	20,900
South Carolina Jobs EDA Hospital Revenue Bonds,
Series 2007-B, CareAlliance Health (Wachovia Bank N.A. LOC),
0.21%, 1/4/10	12,000	12,000
South Carolina Jobs EDA Hospital Revenue VRDB,
Series 2006-B, Oconee Memorial Hospital, Inc. (Wachovia Bank N.A. LOC),
0.24%, 1/11/10	9,000	9,000
South Carolina State Housing Finance and Development Authority Multifamily Revenue VRDB,
Series 2008, Rental Housing, Brookside Apartments (FHLMC Gtd.),
0.24%, 1/11/10	5,000	5,000

		106,690

South Dakota - 0.0%
South Dakota Health and Educational Facilities Authority Revenue VRDB,
Series 2008, Regional Health (U.S. Bank N.A. LOC),
0.25%, 1/4/10	965	965

Tennessee - 2.3%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board
Revenue Refunding VRDB, Series 2002, Timberlake Project, Multifamily (FNMA Insured),
0.28%, 1/11/10	1,150	1,150
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding Bonds,
Series 2002, Multifamily Housing, Spinnaker Cove Apartments Project (FNMA Gtd.),
0.28%, 1/11/10	12,155	12,155
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB,
Series 2004, Ridgelake Apartments Project (FHLMC Gtd.),
0.26%, 1/11/10	5,525	5,525

MONEY MARKET FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Tennessee - 2.3% continued
Sevier County Public Building Authority Revenue VRDB,
Series 2009 V-V-B, Local Govt Public Improvement (Branch Banking & Trust Co. LOC),
0.24%, 1/11/10	$3,500	$3,500
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Memphis University School Project (SunTrust Bank LOC),
0.30%, 1/11/10	4,200	4,200
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Series 2005, Hutchison School Project (Bank of America N.A. LOC),
0.27%, 1/11/10	9,600	9,600
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Series A-1, Gateway Projects (FNMA Gtd.),
0.23%, 1/11/10	5,575	5,575
Sullivan County Health, Educational and Housing Facilities Board Revenue Bonds,
Wellmont Health Systems Project (Bank of America N.A. LOC),
0.28%, 1/11/10	56,840	56,840
Tennergy Corp. Gas Revenue Bonds,
STARS Trust Receipts 1260B (BNP Paribas LOC), (1)
0.25%, 1/11/10	64,070	64,070

		162,615

Texas - 11.0%
Austin Water and Wastewater System Revenue Refunding VRDB,
Series 2008 (Dexia Credit Local LOC),
0.30%, 1/11/10	15,100	15,100
Bexar County and Clear Creek Revenue Bonds,
Series 2007-28, Clipper Tax-Exempt Certificate Trust (United States Treasuries Escrowed), (1)
0.28%, 1/11/10	29,500	29,500
Capital Area Housing Finance Corp. Revenue VRDB,
Series 2009, Encino Pointe Apartments (Bank of America N.A. LOC),
0.28%, 1/11/10	15,700	15,700
Crawford Educational Facilities Corp. Revenue Bonds,
Series 2005, Prince of Peace Christian School (Wachovia Bank N.A. LOC),
0.23%, 1/11/10	5,210	5,210
Series 2008, Prince of Peace Christian School (Wachovia Bank N.A. LOC),
0.23%, 1/11/10	5,500	5,500
Dallas Water and Sewer Revenue Bonds,
State Street Clipper Tax-Exempt Certificate Trust 2007-23, (1)
0.30%, 1/11/10	20,000	20,000
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB,
Series 2009 C-2, Methodist Hospital,
0.20%, 1/4/10	35,200	35,200
Subseries C-1, Methodist Hospital,
0.20%, 1/4/10	82,100	82,100
Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB,
Series 2008A-1, Methodist Hospital System,
0.20%, 1/4/10	4,500	4,500
Harris County Independent Development Corp. PCR,
Exxon Project 1984,
0.18%, 1/4/10	20,300	20,300
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB,
Series 2006 B, Sears Caprock Corp. Project (Banco Santander Central Hispano LOC),
0.23%, 1/11/10	3,275	3,275
Houston Independent School District G.O. VRDB,
Series 2004, Schoolhouse (PSF of Texas Gtd.),
0.23%, 1/11/10	41,815	41,815
Katy Independent School District G.O. VRDB, Series C,
Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.),
0.25%, 1/11/10	20,000	20,000
Lower Colorado River Authority Revenue Bonds, Series 2994,
JPMorgan Chase Putters, Transmission Contract (Berkshire Hathaway, Inc. Insured), (1)
0.25%, 1/11/10	2,705	2,705

MONEY MARKET FUNDS 22 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Texas - 11.0% continued
Lubbock Independent School District G.O. VRDB,
Series 2004-A, School Building (PSF of Texas Gtd.),
0.26%, 1/11/10	$7,750	$7,750
Northside Independent School District G.O. VRDB,
Series 2009, School Building (PSF of Texas Gtd.),
1.20%, 6/1/10	12,000	12,000
Plano Health Facilities Development Corp. Revenue Bonds,
Series 2000, YMCA of Metro Dallas Project (Bank of America N.A. LOC),
0.27%, 1/11/10	7,250	7,250
Port Authority TX Daily VRDN,
Motiva Enterprises, Series A,
0.20%, 1/4/10	900	900
Port of Port Authority TX Nav Dist VRDN,
Texaco Inc. Project, Series 1994 (Chevron Corp. Gtd.),
0.23%, 1/4/10	5,000	5,000
Rockwall Independent School District G.O. VRDB,
Series 2006, School Building (PSF of Texas Gtd.),
0.41%, 1/11/10	16,000	16,000
San Antonio City Hotel Occupancy Revenue Refunding VRDB,
Series 2008, Sub Lien (Wachovia Bank N.A. LOC),
0.24%, 1/11/10	26,450	26,450
State of Texas G.O.,
Citigroup Eagle 2006-126 Class A, (1)
0.23%, 1/11/10	51,900	51,900
State of Texas G.O. Refunding,
Veterans Housing Assistance Fund I (State of Texas G.O. Gtd.),
0.20%, 1/11/10	5,000	5,000
State of Texas G.O. VRDB,
Series 2008, Veterans Housing Assistance Fund II,
0.27%, 1/11/10	43,855	43,855
State of Texas TRANS,
Series 2009,
2.50%, 8/31/10	110,000	111,484
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB,
Adventist Long Term Care (SunTrust Bank LOC),
0.40%, 1/11/10	9,225	9,225
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB,
Series 2008-A, Texas Health Resources,
0.30%, 1/11/10	6,500	6,500
Series 2008-E, Texas Health Resources,
0.17%, 1/11/10	4,500	4,500
Series 2008-F, Texas Health Resources,
0.38%, 1/11/10	14,625	14,625
Tarrant County Housing Finance Corp. Revenue VRDB,
Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),
0.26%, 1/11/10	8,245	8,245
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds,
Series 2007-042-1993B, STARS Certificates, (1)
0.25%, 1/11/10	33,340	33,340
Texas State Transportation Commission Revenue VRDB,
Series B, First Tier,
0.20%, 1/11/10	52,850	52,850
Texas State Turnpike Authority Revenue Bonds,
Citi ROCS RR-II-R-12195 (Berkshire Hathaway, Inc. Insured), (1)
0.23%, 1/11/10	15,840	15,840
Texas Water Development Board Revenue Refunding VRDB,
Series 2007-A, Sub Lien,
0.22%, 1/4/10	41,194	41,194
Waco Educational Finance Corp. Revenue Refunding VRDB,
Series 2008-A, Baylor University,
0.22%, 1/11/10	11,300	11,300

		786,113

MONEY MARKET FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Utah - 0.5%
Emery County PCR Bonds,
Pacificorp (Wells Fargo Bank N.A. LOC),
0.24%, 1/11/10	$10,000	$10,000
Intermountain Power Agency Supply Revenue Bonds,
Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1)
0.30%, 1/11/10	8,510	8,510
Murray City Hospital Revenue VRDB,
Series 05-D, IHC Health Services, Inc.,
0.18%, 1/4/10	12,850	12,850
Park City Revenue VRDB,
Series 2007, Ski and Snowboard Association (Wells Fargo Bank N.A. LOC),
0.22%, 1/11/10	3,380	3,380

		34,740

Virginia - 1.5%
Alexandria IDA Revenue Refunding VRDB, Series 2005,
Goodwin House (Wachovia Bank N.A. LOC),
0.21%, 1/4/10	5,600	5,600
Charlottesville IDA Educational Facilities Revenue Bonds,
Series 2006-A, University of Virginia Foundation Projects (Wachovia Bank N.A. LOC),
0.22%, 1/11/10	11,975	11,975
Fairfax County EDA Educational Facilities Revenue VRDB,
Series 2003, The Madeira School (Bank of America N.A. LOC),
0.29%, 1/11/10	19,490	19,490
Fredericksburg EDA Student Housing Facilities Revenue
Refunding VRDB, Series 2008, UMW Apartments Project (Bank of America N.A. LOC),
0.22%, 1/11/10	10,300	10,300
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB,
Hampton Center Apartments Project (FHLMC Insured),
0.26%, 1/11/10	12,510	12,510
Hanover County EDA Revenue Refunding VRDB,
Series 2008 D-2, Bon Secours Health (U.S. Bank N.A. LOC),
0.20%, 1/11/10	6,900	6,900
Harrisonburg Industrial Authority VRDN,
Mennonite Retirement, Series B (Banco Santander Central Hispano LOC),
0.23%, 1/11/10	13,445	13,445
Lynchburg Independent Development Authority Hospital Revenue Refunding VRDB,
Centra Health, Series D (FHLB LOC),
0.26%, 1/11/10	7,600	7,600
Lynchburg Independent Development Authority Hospital Revenue Refunding VRDB,
Centra Health, Series E (FHLB LOC),
0.26%, 1/11/10	7,200	7,200
Newport News Redevelopment and Multifamily Housing Revenue Refunding VRDB,
Series 2001, Springhouse Apartments Project (FHLMC Gtd.),
0.25%, 1/11/10	13,200	13,200
Prince William County COPS VRDB,
Series 2006B (Wachovia Bank N.A. LOC),
0.20%, 1/11/10	1,375	1,375

		109,595

Washington - 2.3%
Bremerton County Revenue Bonds, Series 2003,
Kitsap Regional Conference Center Parking (Bank of America N.A. LOC),
0.27%, 1/11/10	2,270	2,270
Energy Northwest Electric Revenue Refunding VRDB,
Subseries 2008 F-1, Project 3,
0.25%, 1/11/10	5,800	5,800
Subseries 2008 F-2, Project 3,
0.25%, 1/11/10	30,000	30,000
Everett Washington Public Facilities District Revenue VRDB, Series 2007,
0.70%, 1/4/10	1,400	1,400

MONEY MARKET FUNDS 24 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Washington - 2.3% continued
Vancouver Housing Authority Revenue Refunding VRDB,
Series 2008, Pooled Housing (FHLMC Gtd.),
0.22%, 1/11/10	$4,500	$4,500
Washington State G.O., Series 1993B,
Smith Barney Trust SGB-13, (1)
0.23%, 1/11/10	20,600	20,600
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003,
Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),
0.28%, 1/11/10	1,985	1,985
Washington State Healthcare Facilities Authority Revenue VRDB,
Series 2009-A, Multicare Health System (Wells Fargo Bank N.A. LOC),
0.20%, 1/11/10	2,400	2,400
Series 2009-B, Multicare Health System (Wells Fargo Bank N.A. LOC),
0.17%, 1/11/10	6,875	6,875
Washington State Higher Education Facilities Authority Revenue Refunding VRDB,
Series 2007, St. Martins University Project (KeyBank N.A. LOC),
0.45%, 1/11/10	8,800	8,800
Washington State Higher Education Facilities Authority Revenue VRDB,
Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),
0.33%, 1/11/10	2,100	2,100
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Bertschi School Project (Bank of America N.A. LOC),
0.23%, 1/11/10	615	615
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Series B, St. Thomas School Project (Bank of America N.A. LOC),
0.22%, 1/11/10	5,000	5,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Series C, Skyline at First Hill Project (Bank of America N.A. LOC),
0.23%, 1/11/10	41,000	41,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC),
0.22%, 1/11/10	7,655	7,655
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Series 2000, University Prep Academy Project (Bank of America N.A. LOC),
0.30%, 1/11/10	3,600	3,600
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Series 2006, District Council Number 5 (Wells Fargo Bank N.A. LOC),
0.32%, 1/11/10	3,160	3,160
Washington State Revenue Bonds, Series 2007-37,
Clipper Tax-Exempt Certificate Trust, (1)
0.30%, 1/11/10	14,740	14,740

		162,500

West Virginia - 0.6%
Cabell County Revenue VRDB,
Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC),
0.67%, 1/11/10	2,940	2,940
Monongalia County Building Commission Revenue Refunding Bonds,
Series 2005B, Monongalia General Hospital Project (JPMorgan Chase Bank LOC),
0.25%, 1/11/10	12,495	12,495
West Virginia EDA PCR Refunding VRDB,
Series 2008-B, Ohio Power Co., Kammer (Royal Bank of Scotland PLC LOC),
0.22%, 1/11/10	6,675	6,675
West Virginia State Hospital Finance Authority Revenue VRDB,
Series 2008-A, Charleston Area Medical Center (Branch Banking & Trust Co. LOC),
0.20%, 1/11/10	18,605	18,605

		40,715

MONEY MARKET FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Wisconsin - 2.1%
Milwaukee Redevelopment Authority Lease Revenue VRDB,
Series 2005, University of Wisconsin, Kenilworth Project (U.S. Bank N.A. LOC),
0.32%, 1/11/10	$12,750	$12,750
State of Wisconsin Revenue Bonds, Series 2007-5,
Clipper Tax-Exempt Certificate Trust, (1)
0.30%, 1/11/10	25,000	25,000
University of Wisconsin Hospitals and Clinics Authority Revenue Refunding VRDB,
Series 2009-A (U.S. Bank N.A. LOC),
0.19%, 1/11/10	4,870	4,870
Wauwatosa Housing Authority Revenue Refunding Bonds,
Series 1995-B, San Camillo, Inc. (U.S. Bank N.A. LOC),
0.23%, 1/11/10	3,900	3,900
Wisconsin Health and Educational Facilities Authority G.O. VRDB,
Series 2009-A, Froedtert and Community Health (U.S. Bank N.A. LOC),
0.21%, 1/11/10	15,000	15,000
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),
0.35%, 1/11/10	6,060	6,060
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2007-B, Newcastle Place, Inc. (Bank of America N.A. LOC),
0.23%, 1/11/10	16,320	16,320
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2001, Lutheran College (U.S. Bank N.A. LOC),
0.25%, 1/4/10	8,000	8,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC),
0.25%, 1/4/10	4,355	4,355
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2002A, Capital Access Pool, Vernon Memorial Hospital (KBC Bank N.V. LOC),
0.25%, 1/4/10	6,895	6,895
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2008-A, Meriter Retirement Services, Capital Lakes, Inc. (KBC Bank N.V. LOC),
0.28%, 1/11/10	600	600
Series 2008-B, Meriter Retirement Services, Capital Lakes Inc. (U.S. Bank N.A. LOC),
0.28%, 1/11/10	6,490	6,490
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2008-B, Meriter Hospital (U.S. Bank N.A. LOC),
0.25%, 1/4/10	3,800	3,800
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Watertown Memorial Hospital, Inc. (JPMorgan Chase Bank LOC),
0.23%, 1/11/10	15,000	15,000
Wisconsin Transportation Revenue Bonds, Series 2007-24,
Clipper Tax-Exempt Certificate Trust, (1)
0.30%, 1/11/10	21,745	21,745

		150,785

Wyoming - 1.0%
Lincoln County PCR Bonds,
Series B, Exxon Project (Exxon Mobil Corp. Gtd.),
0.18%, 1/4/10	24,560	24,560
Lincoln County PCR Bonds,
Series 1984-D, Exxon Project (Exxon Mobil Corp. Gtd.),
0.18%, 1/4/10	10,605	10,605
Platte County PCR Bonds, Series 1984A,
Tri-State Generation & Transmission (National Rural Utility Cooperative Finance Co. Gtd.),
0.70%, 1/4/10	24,400	24,400
Uintah County PCR Refunding VRDB,
Series 1992, Chevron USA, Inc. Project (Chevron Corp. Gtd.),
0.22%, 1/4/10	13,550	13,550

		73,115

MONEY MARKET FUNDS 26 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Multiple States Pooled Securities - 1.9%
BB&T Municipal Trust,
Floaters Series 5002 (Rabobank Group LOC), (1)
0.53%, 1/11/10	$62,635	$62,635
BB&T Municipal Trust Revenue Bonds,
Floaters Series 1007 (Branch Banking & Trust Co. LOC), (1)
0.28%, 1/11/10	9,600	9,600
Floaters Series 1017 (Branch Banking & Trust Co. LOC), (1)
0.28%, 1/11/10	33,805	33,805
Floaters Series 5001 (Rabobank Group LOC), (1)
0.37%, 1/11/10	27,900	27,900

		133,940

Total Municipal Investments (Cost $7,102,858)		7,102,858

Total Investments - 99.7% (Cost $7,102,858) (2)		7,102,858

Other Assets less Liabilities - 0.3%		21,860

NET ASSETS - 100.0%		$7,124,718

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	The cost for federal income tax purposes was $7,102,858.

Percentages shown are based on Net Assets.

At December 31 2009, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	7.3%
Educational Services	12.0
Electric Services, Gas and Combined Utilities	8.1
Executive, Legislative and General Government	20.7
General Medical and Surgical, Nursing and Personal Care	7.9
Health Services and Residential Care	14.8
Local Passenger Transportation	5.3
Urban and Community Development, Housing Programs and Social Services	9.5
All other sectors less than 5%	14.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$—	$7,102,858	(1)	$—	7,102,858

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

MUNICIPAL MONEY MARKET FUND continued	ABBREVIATIONS AND OTHER INFORMATION
DECEMBER 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Prerefunding is a procedure in which a bond issue floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMT    Alternative Minimum Tax

COPS    Certificates of Participation

CP    Commercial Paper

EDA    Economic Development Authority

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FSA    Financial Security Assurance

G.O.    General Obligation

Gtd.    Guaranteed

IDA    Industrial Development Authority

IDB    Industrial Development Board

IDR    Industrial Development Revenue

LOC    Letter of Credit

PCR    Pollution Control Revenue

PSF    Permanent School Fund

ROCS    Reset Option Certificates

SFM    Single Family Mortgage

SGB    Societe Generale Bank

STARS    Short Term Adjustable Rate Securities

TANS    Tax Anticipation Notes

TRANS    Tax and Revenue Anticipation Notes

TSB    Trustee Savings Bank

VRDB    Variable Rate Demand Bonds

MONEY MARKET FUNDS 28 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT MONEY MARKET FUND	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.7% (1)
Federal Farm Credit Bank - 15.1%
FFCB Bonds,
2.88%, 8/4/10	$2,700	$2,742
5.25%, 9/13/10	4,355	4,506
FFCB Discount Notes,
0.24%, 1/14/10	5,000	5,000
0.24%, 1/20/10	25,000	24,997
0.13%, 3/16/10	5,000	4,999
0.13%, 3/17/10	5,000	4,999
0.50%, 3/30/10	13,700	13,683
0.45%, 4/1/10	5,000	4,994
0.16%, 4/20/10	3,000	2,999
FFCB FRN,
0.21%, 1/1/10	5,000	4,999
0.61%, 1/1/10	5,000	5,000
0.24%, 1/2/10	7,500	7,501
0.43%, 1/3/10	15,000	14,990
0.48%, 1/4/10	2,000	2,002
0.58%, 1/4/10	2,600	2,611
0.13%, 1/7/10	5,000	5,000
0.16%, 1/9/10	5,000	5,000
0.58%, 1/9/10	7,300	7,329
0.53%, 1/15/10	18,000	18,000
0.32%, 1/18/10	5,000	5,010
0.16%, 1/19/10	5,000	4,999
0.25%, 1/20/10	9,725	9,727
0.47%, 1/20/10	22,400	22,413
0.15%, 1/22/10	5,000	4,999
0.22%, 1/22/10	20,000	20,000
0.12%, 1/24/10	4,000	4,000
0.22%, 1/25/10	10,000	10,000
0.23%, 1/27/10	5,000	4,999

		227,498

Federal Home Loan Bank - 16.1%
FHLB Bonds,
3.75%, 1/8/10	4,475	4,478
3.88%, 1/15/10	5,800	5,808
4.00%, 2/12/10	2,000	2,009
1.05%, 2/17/10	1,400	1,402
1.05%, 3/9/10	1,425	1,427
4.88%, 3/12/10	1,765	1,781
4.50%, 5/12/10	1,000	1,015
4.88%, 5/14/10	1,865	1,896
7.63%, 5/14/10	1,025	1,052
0.52%, 6/1/10	4,000	4,004
0.65%, 6/15/10	25,000	24,993
1.25%, 6/16/10	2,000	2,008
0.56%, 6/18/10	5,000	5,005
0.60%, 7/12/10	5,000	4,997
0.55%, 7/16/10	6,255	6,265
3.50%, 7/16/10	4,220	4,294
4.20%, 8/18/10	5,000	5,124
0.56%, 8/20/10	5,000	4,998
5.00%, 9/1/10	2,950	3,041
0.50%, 10/18/10	3,000	3,003
0.50%, 10/29/10	5,310	5,330

MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.7% (1) continued
Federal Home Loan Bank - 16.1% continued
FHLB Bonds, continued
0.38%, 11/4/10	$2,060	$2,061
1.20%, 11/4/10	2,000	2,015
4.75%, 12/10/10	1,000	1,041
FHLB Discount Notes,
0.10%, 1/12/10	2,625	2,625
0.85%, 1/15/10	10,000	9,997
0.27%, 1/19/10	2,050	2,050
0.85%, 1/21/10	6,400	6,397
0.27%, 1/29/10	1,405	1,405
0.05%, 2/5/10	8,320	8,320
0.12%, 2/12/10	11,441	11,439
1.00%, 3/4/10	3,000	2,995
0.10%, 3/17/10	7,325	7,323
0.19%, 5/14/10	5,000	4,997
0.16%, 5/24/10	7,212	7,207
0.47%, 7/7/10	4,682	4,671
0.32%, 12/1/10	4,500	4,487
FHLB FRN,
0.27%, 1/1/10	5,000	5,000
0.28%, 1/1/10	5,000	5,000
0.51%, 1/1/10	10,000	10,000
0.61%, 1/1/10	5,000	5,000
0.13%, 1/9/10	10,000	10,002
0.18%, 1/14/10	5,000	4,999
0.14%, 1/17/10	5,000	5,000
0.18%, 1/19/10	5,000	5,000
0.23%, 1/28/10	7,500	7,502
0.24%, 2/19/10	6,500	6,501
0.11%, 3/6/10	5,000	5,001

		241,965

Federal Home Loan Mortgage Corporation - 16.2%
FHLMC Discount Notes,
0.89%, 1/4/10	7,000	7,000
0.81%, 1/6/10	5,000	4,999
0.15%, 1/20/10	2,600	2,600
0.20%, 1/20/10	3,700	3,699
0.05%, 1/26/10	2,304	2,304
0.13%, 1/26/10	9,650	9,649
0.87%, 2/8/10	8,000	7,993
0.13%, 2/18/10	3,900	3,899
0.07%, 2/19/10	3,000	3,000
0.10%, 2/22/10	1,007	1,007
0.10%, 2/23/10	4,100	4,099
0.10%, 3/1/10	1,400	1,400
0.15%, 3/17/10	7,200	7,198
0.13%, 4/12/10	2,400	2,399
0.13%, 4/20/10	1,839	1,838
0.20%, 5/10/10	2,287	2,285
0.18%, 5/12/10	8,605	8,599
0.22%, 6/21/10	1,950	1,948
0.21%, 6/28/10	5,000	4,995
FHLMC FRN,
0.18%, 1/14/10	30,000	29,999
0.26%, 1/16/10	8,497	8,500

MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.7% (1) continued
Federal Home Loan Mortgage Corporation - 16.2% continued
FHLMC FRN, continued
0.16%, 2/5/10	$6,070	$6,067
0.24%, 2/24/10	18,099	18,103
0.24%, 3/3/10	10,000	9,998
0.33%, 3/9/10	6,699	6,716
0.22%, 3/24/10	35,000	35,021
FHLMC Notes,
4.88%, 2/9/10	5,500	5,528
7.00%, 3/15/10	1,832	1,857
2.88%, 4/30/10	3,150	3,177
2.38%, 5/28/10	1,000	1,008
3.34%, 6/9/10	1,000	1,014
2.88%, 6/28/10	1,900	1,924
4.13%, 7/12/10	8,460	8,637
3.25%, 7/16/10	3,000	3,049
3.05%, 8/12/10	5,000	5,084
6.88%, 9/15/10	7,500	7,847
5.00%, 10/18/10	4,600	4,772
3.13%, 10/25/10	3,875	3,966

		243,178

Federal National Mortgage Association - 13.3%
FNMA Discount Notes,
0.05%, 1/19/10	5,000	5,000
0.01%, 1/27/10	2,000	2,000
0.05%, 2/2/10	10,000	10,000
0.04%, 2/4/10	6,000	6,000
0.13%, 2/5/10	5,000	4,999
0.05%, 2/18/10	4,700	4,700
0.10%, 2/23/10	6,350	6,349
0.12%, 2/23/10	5,350	5,349
0.24%, 3/10/10	4,449	4,447
0.12%, 3/15/10	3,300	3,299
0.22%, 3/17/10	3,350	3,348
0.13%, 4/7/10	1,570	1,569
0.18%, 4/19/10	5,000	4,997
0.20%, 4/21/10	1,304	1,303
0.20%, 5/5/10	1,401	1,400
0.15%, 5/10/10	2,500	2,499
0.20%, 5/12/10	3,210	3,208
0.18%, 5/17/10	6,449	6,445
0.17%, 5/26/10	10,250	10,243
0.35%, 10/1/10	2,600	2,593
0.27%, 10/12/10	5,000	4,989
0.35%, 10/25/10	2,050	2,044
FNMA FRN,
0.17%, 1/13/10	1,750	1,750
0.23%, 1/21/10	8,000	8,002
0.20%, 1/28/10	12,000	12,000
0.21%, 2/8/10	6,000	6,002
0.23%, 2/5/10	22,613	22,622
0.22%, 2/12/10	1,000	1,000
FNMA Mortgage Backed Discount Note,
0.24%, 4/1/10	5,000	4,997

MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.7% (1) continued
Federal National Mortgage Association - 13.3% continued
FNMA Notes,
7.25%, 1/15/10	$4,835	$4,848
3.25%, 2/10/10	1,400	1,404
3.88%, 2/15/10	2,766	2,778
5.00%, 2/23/10	1,500	1,510
4.75%, 3/12/10	5,231	5,277
2.50%, 4/9/10	2,450	2,465
4.13%, 5/15/10	2,785	2,826
2.38%, 5/20/10	2,999	3,023
3.75%, 5/27/10	1,000	1,014
4.38%, 6/21/10	2,500	2,548
3.00%, 7/12/10	11,000	11,158
4.25%, 8/15/10	7,000	7,170

		199,175

Total U.S. Government Agencies (Cost $931,816)		911,816

U.S. GOVERNMENT OBLIGATIONS - 7.3%
U.S. Treasury Bills - 1.3%
0.50%, 4/8/10	10,000	9,987
0.13%, 5/13/10	10,000	9,995

		19,982

U.S. Treasury Notes - 6.0%
6.50%, 2/15/10	5,000	5,037
2.00%, 2/28/10	20,000	20,061
1.75%, 3/31/10	5,000	5,020
4.00%, 4/15/10	5,000	5,056
2.13%, 4/30/10	10,000	10,063
3.63%, 6/15/10	25,000	25,330
2.88%, 6/30/10	5,000	5,065
2.75%, 7/31/10	5,000	5,074
2.00%, 9/30/10	5,000	5,060
1.50%, 10/31/10	5,000	5,049

		90,815

Total U.S. Government Obligations (Cost $110,797)		110,797

Investments, at Amortized Cost ($1,022,613)		1,022,613

MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 31.8%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 3.5% (2)
Morgan Stanley & Co., Inc., dated 12/31/09, repurchase price $14,958
0.01%, 1/2/10	$14,958	$14,958
Societe Generale - New York Branch, dated 12/31/09, repurchase price $14,958
0.01%, 1/2/10	14,958	14,958
UBS Securities LLC, dated 12/31/09, repurchase price $22,437
0.01%, 1/2/10	22,437	22,437

		52,353

(Collateralized at a minimum of 102%)
Repurchase Agreements - 28.3% (3)
Citigroup Global Markets, Inc., dated 12/31/09, repurchase price $125,604
0.01%, 1/2/10	125,604	125,604
Goldman Sachs & Co., dated 12/31/09, repurchase price $300,000
0.01%, 1/2/10	300,000	300,000

		425,604

Total Repurchase Agreements (Cost $477,957)		477,957

Total Investments - 99.8% (Cost $1,500,570) (4)		1,500,570

Other Assets less Liabilities - 0.2%		2,796

NET ASSETS - 100.0%		$1,503,366

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$34,083	2.38% - 7.63%	8/15/23 - 8/15/28
U.S. Treasury Notes	$18,383	0.88% - 2.00%	4/15/10 - 1/15/15

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$151,966	3.63% - 6.00%	12/1/22 - 6/1/38
FNMA	$258,885	4.00% - 6.16%	5/1/18 - 11/1/39
GNMA	$27,521	4.50% - 6.50%	6/20/33 - 2/15/44

(4)	The cost for federal income tax purposes was $1,500,570.

Percentages shown are based on Net Assets.

MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund	$—	$1,500,570	(1)	$—	$1,500,570

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT MONEY MARKET FUND continued	ABBREVIATIONS AND OTHER INFORMATION
DECEMBER 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRN    Floating Rate Notes

GNMA    Government National Mortgage Association

MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 90.3% (1)
Federal Farm Credit Bank - 22.6%
FFCB Bonds,
3.05%, 1/21/10	$17,000	$17,027
4.88%, 3/22/10	10,000	10,102
2.38%, 4/7/10	20,000	20,116
2.75%, 5/4/10	5,725	5,775
2.25%, 7/1/10	1,350	1,363
4.50%, 7/7/10	1,245	1,272
3.30%, 7/21/10	2,000	2,032
2.88%, 8/4/10	5,000	5,080
5.25%, 9/13/10	6,000	6,207
0.41%, 10/26/10	9,300	9,306
FFCB Discount Notes,
0.30%, 1/4/10	10,000	10,000
0.81%, 1/5/10	3,667	3,667
0.25%, 1/13/10	25,000	24,998
0.24%, 1/14/10	20,000	19,998
0.24%, 1/19/10	25,000	24,997
0.21%, 1/26/10	20,000	19,997
0.73%, 2/9/10	10,000	9,992
0.13%, 3/16/10	20,000	19,995
0.50%, 3/30/10	30,000	29,963
0.45%, 4/1/10	10,000	9,989
0.16%, 4/20/10	7,000	6,997
0.16%, 5/6/10	5,000	4,997
0.35%, 11/12/10	5,000	4,985
FFCB FRN,
0.21%, 1/1/10	20,000	19,995
0.46%, 1/1/10	5,000	5,000
0.61%, 1/1/10	10,000	10,000
0.66%, 1/1/10	25,000	25,000
0.24%, 1/2/10	22,000	22,003
0.20%, 1/3/10	13,000	12,999
0.43%, 1/3/10	15,000	14,990
0.21%, 1/4/10	15,000	15,001
0.48%, 1/4/10	13,800	13,804
0.58%, 1/4/10	9,000	9,040
0.23%, 1/6/10	15,000	15,004
0.13%, 1/7/10	10,000	10,000
0.14%, 1/8/10	3,000	3,000
0.16%, 1/9/10	20,000	20,000
0.58%, 1/9/10	2,200	2,209
0.42%, 1/10/10	25,000	25,000
0.17%, 1/14/10	20,000	19,997
0.03%, 1/15/10	10,000	10,000
0.53%, 1/15/10	50,000	50,000
0.22%, 1/17/10	6,000	6,001
0.16%, 1/19/10	15,000	14,998
0.25%, 1/20/10	20,000	19,998
0.47%, 1/20/10	50,000	50,000
0.22%, 1/22/10	30,000	30,000
0.12%, 1/24/10	30,000	29,998
0.72%, 1/24/10	4,000	4,023
0.22%, 1/25/10	20,000	20,000
0.23%, 1/27/10	15,000	14,998

MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 90.3% (1) continued
Federal Farm Credit Bank - 22.6% continued
FFCB FRN, continued
0.57%, 1/27/10	$4,500	$4,519
0.15%, 1/28/10	5,000	5,000
0.16%, 1/28/10	10,000	10,000
0.27%, 1/28/10	10,000	10,013

		791,445

Federal Home Loan Bank - 67.7%
FHLB Bonds,
3.50%, 1/6/10	12,090	12,094
3.75%, 1/8/10	35,875	35,899
3.88%, 1/15/10	24,265	24,298
1.00%, 2/5/10	6,000	6,004
1.05%, 2/17/10	11,445	11,452
1.00%, 3/2/10	8,500	8,512
1.05%, 3/5/10	13,000	13,021
2.75%, 3/12/10	25,000	25,115
5.00%, 3/12/10	10,000	10,087
4.38%, 3/17/10	14,845	14,973
1.10%, 3/19/10	5,000	5,011
0.88%, 3/30/10	15,000	15,024
4.88%, 5/14/10	5,730	5,829
7.63%, 5/14/10	8,500	8,731
3.00%, 6/11/10	11,625	11,768
0.65%, 6/15/10	70,000	69,982
0.56%, 6/18/10	68,990	69,053
0.57%, 7/6/10	45,000	45,062
0.60%, 7/12/10	10,000	9,994
0.55%, 7/16/10	20,000	20,033
3.50%, 7/16/10	36,865	37,502
0.55%, 7/28/10	1,500	1,503
3.38%, 8/13/10	14,920	15,200
0.56%, 8/20/10	25,000	24,993
3.38%, 9/10/10	2,000	2,043
0.75%, 9/30/10	2,500	2,509
1.45%, 9/30/10	3,000	3,024
0.42%, 10/15/10	9,000	9,009
0.50%, 10/18/10	5,000	5,006
1.25%, 10/20/10	2,000	2,015
1.13%, 10/27/10	1,065	1,072
0.45%, 10/28/10	7,500	7,512
0.50%, 10/29/10	20,000	20,076
0.38%, 11/4/10	10,000	10,003
0.38%, 11/5/10	9,935	9,932
0.25%, 11/26/10	6,675	6,672
4.75%, 12/10/10	4,150	4,322
FHLB Discount Notes,
0.02%, 1/4/10	54,002	54,002
0.04%, 1/4/10	14,647	14,647
0.03%, 1/5/10	8,250	8,250
0.13%, 1/5/10	3,815	3,815
0.02%, 1/6/10	9,700	9,700
0.04%, 1/6/10	6,200	6,200
0.02%, 1/8/10	14,400	14,400

MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 90.3% (1) continued
Federal Home Loan Bank - 67.7% continued
FHLB Discount Notes, continued
0.03%, 1/8/10	$76,615	$76,615
0.04%, 1/8/10	12,500	12,500
0.05%, 1/8/10	5,312	5,312
0.08%, 1/8/10	5,672	5,672
0.10%, 1/8/10	5,300	5,299
0.03%, 1/11/10	5,180	5,180
0.05%, 1/11/10	2,150	2,150
0.09%, 1/11/10	4,250	4,250
0.82%, 1/11/10	16,313	16,309
0.05%, 1/12/10	1,050	1,050
0.02%, 1/13/10	8,000	8,000
0.03%, 1/13/10	40,700	40,700
0.05%, 1/13/10	10,000	10,000
0.09%, 1/13/10	3,900	3,900
0.27%, 1/13/10	5,400	5,400
0.02%, 1/15/10	61,173	61,173
0.03%, 1/15/10	23,258	23,257
0.34%, 1/15/10	9,000	8,999
0.85%, 1/15/10	15,000	14,995
0.04%, 1/19/10	3,000	3,000
0.09%, 1/19/10	2,000	2,000
0.80%, 1/19/10	5,000	4,998
0.02%, 1/20/10	7,450	7,450
0.09%, 1/20/10	6,800	6,800
0.22%, 1/20/10	4,304	4,303
0.02%, 1/21/10	10,000	10,000
0.10%, 1/21/10	3,000	3,000
0.02%, 1/22/10	10,521	10,521
0.03%, 1/22/10	26,333	26,332
0.05%, 1/22/10	5,000	5,000
0.06%, 1/22/10	18,870	18,869
0.10%, 1/22/10	2,350	2,350
0.02%, 1/25/10	25,000	25,000
0.04%, 1/25/10	2,500	2,500
0.05%, 1/25/10	7,500	7,499
0.02%, 1/27/10	11,225	11,225
0.03%, 1/27/10	27,008	27,007
0.04%, 1/27/10	10,950	10,950
0.05%, 1/27/10	5,532	5,532
0.03%, 1/28/10	7,400	7,400
0.05%, 1/28/10	2,800	2,800
0.02%, 1/29/10	24,600	24,600
0.05%, 1/29/10	2,900	2,900
0.06%, 1/29/10	8,291	8,291
0.10%, 1/29/10	3,812	3,811
0.05%, 2/1/10	2,500	2,500
0.13%, 2/1/10	10,500	10,499
0.96%, 2/1/10	10,000	9,991
0.05%, 2/2/10	2,000	2,000
0.05%, 2/3/10	12,900	12,899

MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 90.3% (1) continued
Federal Home Loan Bank - 67.7% continued
FHLB Discount Notes, continued
0.03%, 2/5/10	$2,700	$2,700
0.05%, 2/5/10	7,900	7,899
0.06%, 2/5/10	3,000	3,000
0.07%, 2/5/10	10,653	10,652
0.10%, 2/5/10	5,000	5,000
0.01%, 2/8/10	5,000	5,000
0.90%, 2/8/10	5,000	4,995
0.05%, 2/10/10	26,836	26,835
0.08%, 2/10/10	31,700	31,697
1.00%, 2/10/10	5,000	4,994
0.05%, 2/12/10	20,000	19,999
0.04%, 2/16/10	5,000	5,000
0.06%, 2/17/10	3,300	3,300
0.05%, 2/19/10	27,015	27,013
0.06%, 2/19/10	20,999	20,997
0.07%, 2/19/10	9,000	8,999
0.08%, 2/19/10	7,200	7,199
0.05%, 2/23/10	14,407	14,406
0.03%, 2/24/10	5,000	5,000
0.08%, 2/24/10	9,032	9,031
0.07%, 2/26/10	7,800	7,799
1.00%, 2/26/10	8,124	8,112
1.00%, 3/4/10	5,000	4,991
0.05%, 3/5/10	5,845	5,844
0.08%, 3/10/10	10,000	9,998
0.09%, 3/10/10	7,000	6,999
0.10%, 3/10/10	10,980	10,978
0.25%, 3/10/10	10,450	10,445
0.05%, 3/11/10	9,000	8,999
0.09%, 3/12/10	21,815	21,811
0.10%, 3/17/10	61,600	61,587
0.11%, 3/17/10	25,000	24,995
0.09%, 3/19/10	5,000	4,999
0.10%, 3/19/10	16,700	16,696
0.11%, 3/19/10	14,686	14,683
0.12%, 3/24/10	13,100	13,097
0.24%, 3/24/10	12,549	12,542
0.11%, 3/26/10	13,000	12,997
0.21%, 3/30/10	20,050	20,040
0.06%, 4/1/10	6,627	6,626
0.14%, 4/26/10	10,000	9,996
0.20%, 4/26/10	3,200	3,198
0.16%, 5/14/10	3,630	3,628
0.19%, 5/14/10	10,000	9,993
0.51%, 5/27/10	22,030	21,984
0.34%, 6/11/10	18,381	18,353
0.20%, 6/28/10	15,000	14,985
0.47%, 7/9/10	7,250	7,232
0.29%, 9/16/10	3,602	3,595
0.30%, 9/28/10	13,491	13,461
0.35%, 10/25/10	18,500	18,447
FHLB FRN,
0.21%, 1/1/10	25,000	24,995

MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 90.3% (1) continued
Federal Home Loan Bank - 67.7% continued
FHLB FRN, continued
0.25%, 1/1/10	$20,000	$19,998
0.27%, 1/1/10	15,000	15,000
0.28%, 1/1/10	10,000	10,000
0.29%, 1/1/10	1,000	1,000
0.31%, 1/1/10	20,000	20,000
0.38%, 1/1/10	25,000	25,000
0.61%, 1/1/10	35,000	34,999
0.64%, 1/1/10	22,000	22,011
0.79%, 1/1/10	26,600	26,631
0.04%, 1/6/10	25,600	25,599
0.13%, 1/9/10	50,000	49,995
0.24%, 1/9/10	25,000	25,000
0.19%, 1/13/10	18,000	18,000
0.18%, 1/14/10	15,000	14,998
0.14%, 1/17/10	10,000	10,000
0.18%, 1/19/10	15,000	14,999
0.13%, 1/26/10	25,000	25,001
0.23%, 1/28/10	10,000	10,000
0.20%, 2/10/10	1,600	1,600
0.24%, 2/19/10	34,400	34,413
0.14%, 3/26/10	6,000	6,002
FHLB Note,
1.05%, 3/9/10	15,000	15,027

		2,371,231

Total U.S. Government Agencies (Cost $3,162,676)		3,162,676

U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury Bills - 1.6%
0.02%, 2/18/10	25,000	24,999
0.04%, 2/25/10	5,000	5,000
0.02%, 3/11/10	10,000	10,000
0.13%, 5/13/10	15,000	14,993

		54,992

U.S. Treasury Notes - 7.9%
3.50%, 2/15/10	5,000	5,021
4.75%, 2/15/10	10,000	10,058
6.50%, 2/15/10	10,000	10,074
2.00%, 2/28/10	75,000	75,234
1.75%, 3/31/10	5,000	5,020
2.13%, 4/30/10	40,000	40,250
3.63%, 6/15/10	75,000	75,990
2.88%, 6/30/10	25,000	25,323
2.75%, 7/31/10	10,000	10,148
2.00%, 9/30/10	10,000	10,120
1.50%, 10/31/10	10,000	10,098

		277,336

Total U.S. Government Obligations (Cost $332,328)		332,328

Investments, at Amortized Cost ($3,495,004)		3,495,004

Total Investments - 99.8% (Cost $3,495,004) (2)		3,495,004

Other Assets less Liabilities - 0.2%		5,942

NET ASSETS - 100.0%		$3,500,946

MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $3,495,004.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund	$—	$3,495,004	(1)	$—	$3,495,004

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	ABBREVIATIONS AND OTHER INFORMATION
DECEMBER 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FRN    Floating Rate Notes

MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.6%
Automobile - 0.2%
Ford Credit Auto Owner Trust, Series 2008-A, Class A4,
4.37%, 10/15/12	$350	$363
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A4,
4.28%, 6/16/14	350	364
Nissan Auto Receivables Owner Trust, Series 2008-C, Class A3A,
5.93%, 7/16/12	500	522
USAA Auto Owner Trust, Series 2009-1, Class A3,
3.02%, 6/17/13	350	358
USAA Auto Owner Trust, Series 2009-1, Class A4,
4.77%, 9/15/14	570	605
USAA Auto Owner Trust, Series 2009-2, Class A3,
1.54%, 2/18/14	500	498
USAA Auto Owner Trust, Series 2009-2, Class A4,
2.53%, 7/15/15	200	199

		2,909

Commercial Mortgage Services - 3.1%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3,
5.12%, 7/11/43	190	197
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2,
4.65%, 9/11/36	1,000	1,008
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3,
4.13%, 7/10/42	99	99
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6,
4.88%, 7/10/42	350	348
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3,
4.56%, 11/10/41	750	755
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4,
4.88%, 11/10/42	530	541
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4,
5.63%, 7/10/46	805	754
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4,
5.45%, 1/15/49	330	291
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4,
6.16%, 2/10/51	500	449
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	250	255
Bear Stearns Commercial Mortgage Securities, Series 2003-T10, Class A2,
4.74%, 3/13/40	375	382
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4,
4.68%, 8/13/39	500	501
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3,
5.47%, 6/11/41	500	505
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A4,
4.93%, 2/13/42	1,000	978
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4,
5.54%, 10/12/41	500	497
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4,
5.74%, 9/11/42	1,225	1,180
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	202
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.73%, 3/15/49	240	230
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	464
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4,
5.22%, 7/15/44	1,825	1,822
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	500	448
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2,
4.08%, 6/10/38	625	612
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4,
4.72%, 3/10/39	500	490

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.6% continued
Commercial Mortgage Services - 3.1% continued
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A,
5.12%, 6/10/44	$1,000	$971
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4,
5.55%, 2/15/39	500	493
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2,
5.81%, 9/15/39	1,000	1,009
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2,
7.55%, 4/15/62	51	51
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3,
6.39%, 8/15/36	605	635
CS First Boston Mortgage Securities Corp., Series 2001-CP4 Class A4,
6.18%, 12/15/35	197	204
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2,
5.18%, 11/15/36	440	455
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5,
3.94%, 5/15/38	1,000	984
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A4,
4.90%, 12/15/36	800	812
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,
5.01%, 2/15/38	1,000	981
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,
5.10%, 8/15/38	600	578
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	292
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A2,
7.76%, 6/10/33	300	303
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2,
6.14%, 2/12/34	482	504
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4,
6.29%, 8/11/33	400	416
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2,
6.07%, 6/10/38	500	524
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35	500	527
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2,
6.96%, 9/15/35	380	391
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3,
4.65%, 4/10/40	605	617
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4,
4.11%, 7/5/35	470	468
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7,
5.32%, 6/10/36	500	507
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3,
4.61%, 1/10/40	200	203
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
4.28%, 1/12/37	30	30
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2,
4.99%, 1/12/37	500	509
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class A2,
4.92%, 10/15/37	1,400	1,435
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4,
5.18%, 12/15/44	1,350	1,336
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AJ,
5.49%, 12/12/43	750	422
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,
5.42%, 1/15/49	500	422
LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2,
6.65%, 11/15/27	500	520
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2,
6.37%, 12/15/28	395	412

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.6% continued
Commercial Mortgage Services - 3.1% continued
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	$805	$793
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4,
4.57%, 1/15/31	540	528
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4,
4.37%, 3/15/36	520	506
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5,
5.15%, 4/15/30	1,000	979
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2,
5.53%, 3/15/32	500	510
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	800	763
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	500	458
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.15%, 4/15/41	1,000	926
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,
5.24%, 11/12/35	1,500	1,522
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
4.07%, 10/12/41	34	34
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2,
4.17%, 8/12/39	198	198
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2,
4.56%, 6/12/43	270	270
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3,
5.96%, 8/12/49	500	432
Morgan Stanley Capital I, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	1,200	1,201
Morgan Stanley Capital I, Series 2003-T11, Class A4,
5.15%, 6/13/41	1,000	1,026
Morgan Stanley Capital I, Series 2004-HQ4, Class A7,
4.97%, 4/14/40	1,400	1,366
Morgan Stanley Capital I, Series 2004-IQ8, Class A3,
4.50%, 6/15/40	186	187
Morgan Stanley Capital I, Series 2004-IQ8, Class A5,
5.11%, 6/15/40	1,000	975
Morgan Stanley Capital I, Series 2005-HQ7, Class A4,
5.21%, 11/14/42	520	513
Morgan Stanley Capital I, Series 2006-HQ8, Class A2,
5.37%, 3/12/44	300	305
Morgan Stanley Capital I, Series 2006-HQ9, Class A4,
5.73%, 7/12/44	959	939
Morgan Stanley Capital I, Series 2006-IQ11, Class A4,
5.94%, 10/15/42	500	495
Morgan Stanley Capital I, Series 2006-T23, Class A4,
5.98%, 8/12/41	1,000	1,008
Morgan Stanley Capital I, Series 2007-T27, Class A4,
5.80%, 6/11/42	1,500	1,448
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4,
6.39%, 10/15/35	480	503
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4,
5.08%, 9/15/37	1,000	1,019
Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2,
4.74%, 11/13/36	205	208
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4,
4.98%, 11/15/34	185	190
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
5.13%, 8/15/35	500	512
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A4,
4.96%, 11/15/35	700	697
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A4,
5.03%, 1/15/41	500	478
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4,
4.80%, 10/15/41	1,000	957

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.6% continued
Commercial Mortgage Services - 3.1% continued
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4,
5.08%, 3/15/42	$500	$488
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,
5.17%, 12/15/44	1,000	976
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	397
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	500	463

		54,289

Credit Card - 0.2%
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	194
Capital One Multi-Asset Execution Trust, Series 2006-A10, Class A10,
5.15%, 6/16/14	300	317
Capital One Multi-Asset Execution Trust, Series 2009-A2, Class A2,
3.20%, 4/15/14	500	513
Chase Issuance Trust, Series 2009-A3, Class A3,
2.40%, 6/17/13	500	508
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10,
4.75%, 12/10/15	130	138
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8,
4.90%, 12/12/16	350	373
Citibank Credit Card Issuance Trust, Series 2005-A2, Class A2,
4.85%, 3/10/17	500	530
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	182
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4,
5.45%, 5/10/13	100	105
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	109
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4,
4.90%, 6/23/16	500	534
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5,
2.25%, 12/23/14	400	396
Discover Card Master Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	322

		4,221

Regional - 0.0%
New Jersey Economic Development Authority,
7.43%, 2/15/29	100	108

Utilities - 0.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	200	197
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	500	481
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	500	476
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5,
6.42%, 3/1/15	250	276
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	96
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A3,
4.95%, 2/15/15	100	106

		1,632

Total Asset-Backed Securities (Cost $60,728)		63,159

CORPORATE BONDS - 15.9%
Aerospace/Defense - 0.3%
Boeing (The) Co.,
5.13%, 2/15/13	550	588
3.75%, 11/20/16	400	387
6.13%, 2/15/33	135	140
6.63%, 2/15/38	100	111
5.88%, 2/15/40	75	77
General Dynamics Corp.,
4.25%, 5/15/13	235	248
5.38%, 8/15/15	150	164

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Aerospace/Defense - 0.3% continued
L-3 Communications Corp.,
5.20%, 10/15/19(1) (2)	$250	$247
Lockheed Martin Corp.,
7.65%, 5/1/16	100	119
4.25%, 11/15/19	500	483
8.50%, 12/1/29	75	97
6.15%, 9/1/36	275	291
Northrop Grumman Corp.,
5.05%, 8/1/19	170	174
Northrop Grumman Systems Corp.,
7.13%, 2/15/11	100	106
7.75%, 2/15/31	275	340
Raytheon Co.,
5.38%, 4/1/13	250	270
4.40%, 2/15/20	510	502
United Technologies Corp.,
6.35%, 3/1/11	50	53
6.10%, 5/15/12	300	328
4.88%, 5/1/15	275	295
5.38%, 12/15/17	390	416
6.05%, 6/1/36	100	106
6.13%, 7/15/38	175	189

		5,731

Agriculture - 0.2%
Altria Group, Inc.,
9.70%, 11/10/18	950	1,174
9.25%, 8/6/19	250	305
9.95%, 11/10/38	150	196
10.20%, 2/6/39	100	133
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	325	346
5.38%, 9/15/35	175	169
6.45%, 1/15/38	50	56
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	100	102
8.50%, 6/15/19	60	68
Philip Morris International, Inc.,
4.88%, 5/16/13	90	95
5.65%, 5/16/18	625	657
6.38%, 5/16/38	280	303
Reynolds American, Inc.,
7.63%, 6/1/16	150	164

		3,768

Airlines - 0.0%
Continental Airlines, Inc.,
7.25%, 11/10/19	375	382

Apparel - 0.0%
VF Corp.,
6.45%, 11/1/37	30	32

Auto Manufacturers - 0.1%
DaimlerChrysler N.A. LLC,
7.75%, 1/18/11	75	80
6.50%, 11/15/13	850	932
8.50%, 1/18/31	175	215

		1,227

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.,
5.25%, 1/15/11	75	79

Banks - 3.8%
American Express Bank FSB,
5.50%, 4/16/13	350	373
Bank of America Corp.,
6.25%, 4/15/12	350	375
5.38%, 9/11/12	150	159
4.88%, 9/15/12	250	262
4.88%, 1/15/13	300	312
4.90%, 5/1/13	350	363
5.38%, 6/15/14	50	52
5.13%, 11/15/14	400	415
4.75%, 8/1/15	325	328
5.75%, 8/15/16	100	101
5.63%, 10/14/16	200	203
6.00%, 9/1/17	250	259
5.75%, 12/1/17	865	886
5.65%, 5/1/18	450	457
7.63%, 6/1/19	540	625
6.50%, 9/15/37	25	24
Bank of America N.A.,
5.30%, 3/15/17	1,075	1,054
6.00%, 10/15/36	250	242
Bank of New York Mellon (The) Corp.,
5.13%, 11/1/11	50	53
6.38%, 4/1/12	100	108
4.95%, 11/1/12	450	485
4.50%, 4/1/13	120	127
4.30%, 5/15/14	200	210

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Banks - 3.8% continued
5.50%, 12/1/17	$100	$103
5.45%, 5/15/19	75	79
Bank One Corp.,
7.75%, 7/15/25	54	60
BB&T Capital Trust II,
6.75%, 6/7/36	75	72
BB&T Corp.,
4.75%, 10/1/12	100	104
5.20%, 12/23/15	600	623
Capital One Financial Corp.,
7.38%, 5/23/14	775	877
5.50%, 6/1/15	250	262
Citigroup, Inc.,
6.50%, 1/18/11	600	627
2.88%, 12/9/11	2,000	2,060
6.00%, 2/21/12	550	581
5.25%, 2/27/12	600	620
2.13%, 4/30/12	3,000	3,032
5.50%, 4/11/13	1,000	1,037
6.50%, 8/19/13	100	107
5.13%, 5/5/14	200	199
5.00%, 9/15/14	1,300	1,253
5.30%, 1/7/16	800	778
5.50%, 2/15/17	225	213
6.00%, 8/15/17	100	100
6.13%, 11/21/17	1,075	1,084
6.13%, 5/15/18	350	352
8.50%, 5/22/19	500	577
6.63%, 6/15/32	100	91
6.00%, 10/31/33	350	301
6.88%, 3/5/38	150	150
8.13%, 7/15/39	360	406
Fifth Third Bancorp,
6.25%, 5/1/13	100	103
5.45%, 1/15/17	75	67
8.25%, 3/1/38	125	119
FleetBoston Financial Corp.,
6.88%, 1/15/28	100	99
GMAC, Inc.,
2.20%, 12/19/12	2,000	2,012
Goldman Sachs Group (The), Inc.,
6.88%, 1/15/11	400	424
6.60%, 1/15/12	100	109
5.70%, 9/1/12	400	430
5.45%, 11/1/12	500	538
4.75%, 7/15/13	350	366
5.25%, 10/15/13	150	159
6.00%, 5/1/14	650	711
5.50%, 11/15/14	150	160
5.13%, 1/15/15	500	525
5.35%, 1/15/16	1,100	1,143
5.75%, 10/1/16	250	264
5.63%, 1/15/17	300	306
6.25%, 9/1/17	300	322
5.95%, 1/18/18	835	882
6.15%, 4/1/18	815	872
5.95%, 1/15/27	150	144
6.75%, 10/1/37	1,165	1,197
HSBC Bank USA N.A.,
4.63%, 4/1/14	425	444
7.00%, 1/15/39	100	112
HSBC USA, Inc.,
3.13%, 12/16/11	3,000	3,105
JPMorgan Chase & Co.,
6.75%, 2/1/11	450	475
6.63%, 3/15/12	275	300
2.13%, 6/22/12	3,000	3,034
5.75%, 1/2/13	325	347
4.75%, 5/1/13	275	290
5.13%, 9/15/14	1,100	1,160
5.25%, 5/1/15	350	364
5.15%, 10/1/15	1,050	1,087
6.13%, 6/27/17	100	106
6.00%, 1/15/18	1,110	1,193
6.40%, 5/15/38	554	610
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	210
6.00%, 10/1/17	150	161
KeyBank N.A.,
5.80%, 7/1/14	250	243
5.45%, 3/3/16	100	92
M&I Marshall & Ilsley Bank,
4.85%, 6/16/15	130	102
M&T Bank Corp.,
5.38%, 5/24/12	100	104
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	250	256

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Banks - 3.8% continued
Mellon Funding Corp.,
5.00%, 12/1/14	$100	$107
Morgan Stanley,
5.63%, 1/9/12	250	264
2.25%, 3/13/12	1,000	1,016
5.30%, 3/1/13	250	263
4.75%, 4/1/14	1,300	1,307
4.20%, 11/20/14	280	280
6.00%, 4/28/15	1,025	1,092
5.38%, 10/15/15	200	207
5.45%, 1/9/17	325	328
5.55%, 4/27/17	100	100
6.25%, 8/28/17	350	365
5.95%, 12/28/17	175	181
6.63%, 4/1/18	850	919
7.30%, 5/13/19	645	724
5.25%, 9/23/19	475	478
6.25%, 8/9/26	100	103
Morgan Stanley Dean Witter & Co.,
6.75%, 4/15/11	200	212
6.60%, 4/1/12	225	245
National City Corp.,
4.90%, 1/15/15	200	204
PNC Bank N.A.,
4.88%, 9/21/17	100	95
PNC Funding Corp.,
6.70%, 6/10/19	600	671
Regions Financial Corp.,
7.38%, 12/10/37	75	61
State Street Corp.,
4.30%, 5/30/14	345	357
SunTrust Bank,
6.38%, 4/1/11	175	182
7.25%, 3/15/18	125	131
Union Planters Corp.,
7.75%, 3/1/11	350	348
US Bank N.A.,
6.38%, 8/1/11	100	108
6.30%, 2/4/14	300	332
4.95%, 10/30/14	250	265
4.80%, 4/15/15	100	105
USB Capital IX,
6.19%, 10/29/49	100	80
Wachovia Bank N.A.,
5.85%, 2/1/37	250	239
6.60%, 1/15/38	300	317
Wachovia Capital Trust III,
5.80%, 3/29/49	150	115
Wachovia Corp.,
5.30%, 10/15/11	365	387
5.50%, 5/1/13	525	558
4.88%, 2/15/14	250	254
5.25%, 8/1/14	150	155
5.63%, 10/15/16	550	562
5.75%, 6/15/17	350	364
5.75%, 2/1/18	600	626
Wells Fargo & Co.,
5.13%, 9/1/12	150	158
4.38%, 1/31/13	1,030	1,070
4.95%, 10/16/13	700	733
4.63%, 4/15/14	415	423
5.00%, 11/15/14	100	103
5.13%, 9/15/16	475	474
5.63%, 12/11/17	445	463
5.38%, 2/7/35	125	116
Wells Fargo Bank N.A.,
6.45%, 2/1/11	250	264
4.75%, 2/9/15	250	255
Wells Fargo Capital X,
5.95%, 12/15/36	100	87

		66,821

Beverages - 0.3%
Anheuser-Busch Cos., Inc.,
4.95%, 1/15/14	175	181
5.50%, 1/15/18	375	380
5.95%, 1/15/33	100	98
6.45%, 9/1/37	50	53
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15(2)	500	508
5.38%, 1/15/20(1) (2)	450	459
Bottling Group LLC,
5.50%, 4/1/16	675	730
Coca-Cola (The) Co.,
5.35%, 11/15/17	250	269
4.88%, 3/15/19	400	417
Coca-Cola Enterprises, Inc.,
7.38%, 3/3/14	125	145

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Beverages - 0.3% continued
7.13%, 8/1/17	$250	$288
4.50%, 8/15/19	45	45
8.50%, 2/1/22	300	385
6.95%, 11/15/26	200	225
6.75%, 9/15/28	50	56
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	60	60
6.82%, 5/1/18	305	342
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	53
PepsiCo, Inc.,
5.15%, 5/15/12	75	81
4.65%, 2/15/13	140	150
5.00%, 6/1/18	650	675

		5,600

Biotechnology - 0.1%
Amgen, Inc.,
4.85%, 11/18/14	175	188
5.85%, 6/1/17	375	410
6.38%, 6/1/37	100	109
6.40%, 2/1/39	100	110
Genentech, Inc.,
4.75%, 7/15/15	150	161

		978

Building Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	104
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	103

		207

Chemicals - 0.3%
Dow Chemical (The) Co.,
6.13%, 2/1/11	175	182
6.00%, 10/1/12	50	54
7.60%, 5/15/14	1,000	1,138
5.70%, 5/15/18	100	102
7.38%, 11/1/29	100	109
9.40%, 5/15/39	50	66
EI Du Pont de Nemours & Co.,
5.00%, 1/15/13	50	54
3.25%, 1/15/15	350	347
5.25%, 12/15/16	400	423
6.00%, 7/15/18	615	671
6.50%, 1/15/28	100	110
Monsanto Co.,
5.13%, 4/15/18	240	250
5.50%, 8/15/25	50	50
PPG Industries, Inc.,
6.65%, 3/15/18	220	239
7.70%, 3/15/38	50	59
Praxair, Inc.,
3.95%, 6/1/13	275	287
4.50%, 8/15/19	400	401
Rohm & Haas Co.,
6.00%, 9/15/17	250	258
Sherwin-Williams (The) Co.,
3.13%, 12/15/14	300	296

		5,096

Commercial Services - 0.0%
RR Donnelley & Sons Co.,
5.50%, 5/15/15	225	218
Western Union (The) Co.,
5.93%, 10/1/16	225	242
6.20%, 11/17/36	50	50

		510

Computers - 0.2%
Computer Sciences Corp.,
5.50%, 3/15/13	250	265
Dell, Inc.,
5.65%, 4/15/18	180	189
5.88%, 6/15/19	100	106
6.50%, 4/15/38	50	51
Hewlett-Packard Co.,
6.50%, 7/1/12	75	83
4.50%, 3/1/13	550	583
4.75%, 6/2/14	700	747
International Business Machines Corp.,
4.75%, 11/29/12	75	81
5.70%, 9/14/17	1,450	1,585
8.38%, 11/1/19	50	64
6.50%, 1/15/28	100	109
5.60%, 11/30/39	275	277

		4,140

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Cosmetics/Personal Care - 0.1%
Avon Products, Inc.,
4.80%, 3/1/13	$175	$185
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	96
Procter & Gamble (The) Co.,
4.85%, 12/15/15	1,208	1,316
4.70%, 2/15/19	200	205
5.80%, 8/15/34	100	106
5.55%, 3/5/37	50	52

		1,960

Diversified Financial Services - 2.3%
AEP Texas Central Transition Funding LLC,
5.09%, 7/1/15	170	183
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	1,000	1,067
American Express Co.,
5.25%, 9/12/11	150	157
4.88%, 7/15/13	675	704
6.15%, 8/28/17	800	836
7.00%, 3/19/18	300	330
8.13%, 5/20/19	550	652
8.15%, 3/19/38	170	213
American Express Credit Corp.,
5.88%, 5/2/13	100	107
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	83
Bear Stearns (The) Cos. LLC,
5.35%, 2/1/12	200	213
6.95%, 8/10/12	200	223
5.30%, 10/30/15	850	899
5.55%, 1/22/17	50	50
6.40%, 10/2/17	150	164
7.25%, 2/1/18	535	614
BlackRock, Inc.,
3.50%, 12/10/14	275	272
5.00%, 12/10/19	130	128
Boeing Capital Corp.,
6.50%, 2/15/12	350	383
Capital One Capital V,
10.25%, 8/15/39	350	407
Caterpillar Financial Services Corp.,
4.25%, 2/8/13	450	469
6.13%, 2/17/14	100	112
4.75%, 2/17/15	275	289
5.85%, 9/1/17	592	632
5.45%, 4/15/18	300	312
Charles Schwab (The) Corp.,
4.95%, 6/1/14	120	127
Citigroup Funding, Inc.,
1.38%, 5/5/11	1,000	1,006
1.88%, 10/22/12	2,000	1,992
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	875	894
Credit Suisse USA, Inc.,
6.13%, 11/15/11	425	458
6.50%, 1/15/12	800	871
5.50%, 8/15/13	450	489
4.88%, 1/15/15	375	393
5.38%, 3/2/16	75	78
7.13%, 7/15/32	50	58
General Electric Capital Corp.,
6.13%, 2/22/11	150	158
5.88%, 2/15/12	600	643
6.00%, 6/15/12	900	970
2.13%, 12/21/12	2,000	2,002
5.45%, 1/15/13	1,725	1,834
5.90%, 5/13/14	370	400
3.75%, 11/14/14	750	749
4.88%, 3/4/15	350	364
5.00%, 1/8/16	100	101
5.63%, 9/15/17	1,175	1,211
5.63%, 5/1/18	2,575	2,639
6.75%, 3/15/32	150	153
6.15%, 8/7/37	150	142
5.88%, 1/14/38	600	556
6.88%, 1/10/39	550	568
Goldman Sachs Capital II,
5.79%, 12/29/49	100	77
Household Finance Corp.,
6.38%, 10/15/11	550	585
6.38%, 11/27/12	250	272
4.75%, 7/15/13	325	338
HSBC Finance Corp.,
6.75%, 5/15/11	225	238
7.00%, 5/15/12	375	408
5.50%, 1/19/16	650	682
IBM International Group Capital LLC,
5.05%, 10/22/12	100	108

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Diversified Financial Services - 2.3% continued
International Lease Finance Corp.,
5.45%, 3/24/11	$275	$253
5.88%, 5/1/13	450	358
6.63%, 11/15/13	110	89
5.65%, 6/1/14	450	340
Jefferies Group, Inc.,
8.50%, 7/15/19	350	383
John Deere Capital Corp.,
7.00%, 3/15/12	350	388
4.95%, 12/17/12	200	214
5.10%, 1/15/13	125	133
5.75%, 9/10/18	200	217
JP Morgan Chase Capital XV,
5.88%, 3/15/35	450	401
Lehman Brothers Holdings Capital Trust VII,
5.86%, 10/29/49(3) *	50	—
Merrill Lynch & Co., Inc.,
6.05%, 8/15/12	400	428
5.45%, 2/5/13	425	447
6.15%, 4/25/13	705	754
5.45%, 7/15/14	330	345
6.05%, 5/16/16	500	504
5.70%, 5/2/17	150	147
6.40%, 8/28/17	200	210
6.88%, 4/25/18	505	544
6.88%, 11/15/18	275	295
6.11%, 1/29/37	150	138
7.75%, 5/14/38	175	192
National Rural Utilities Cooperative Finance Corp.,
7.25%, 3/1/12	275	302
5.50%, 7/1/13	300	325
5.45%, 2/1/18	300	313
8.00%, 3/1/32	50	60
SLM Corp.,
5.00%, 10/1/13	650	598

		39,441

Electric - 1.4%
Alabama Power Co.,
4.85%, 12/15/12	25	27
6.13%, 5/15/38	50	53
American Electric Power Co., Inc.,
5.25%, 6/1/15	300	311
Appalachian Power Co.,
7.00%, 4/1/38	75	83
Arizona Public Service Co.,
6.38%, 10/15/11	150	161
6.50%, 3/1/12	100	108
Carolina Power & Light Co.,
5.13%, 9/15/13	540	578
CenterPoint Energy Houston Electric LLC,
5.70%, 3/15/13	150	159
7.00%, 3/1/14	200	228
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	250	255
Commonwealth Edison Co.,
5.95%, 8/15/16	125	134
6.15%, 9/15/17	225	244
5.80%, 3/15/18	300	318
6.45%, 1/15/38	200	214
Consolidated Edison Co., Inc.,
4.88%, 2/1/13	350	373
5.85%, 3/15/36	100	101
6.20%, 6/15/36	200	212
6.75%, 4/1/38	100	114
5.50%, 12/1/39	85	83
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	100
7.60%, 4/1/32	100	109
Consumers Energy Co.,
5.50%, 8/15/16	125	131
6.13%, 3/15/19	200	217
Detroit Edison (The) Co.,
5.60%, 6/15/18	125	132
5.70%, 10/1/37	50	49
Dominion Resources, Inc.,
6.25%, 6/30/12	200	216
5.15%, 7/15/15	50	53
6.00%, 11/30/17	100	108
6.40%, 6/15/18	20	22
5.95%, 6/15/35	250	249
7.00%, 6/15/38	20	23
DTE Energy Co.,
7.05%, 6/1/11	100	106
6.38%, 4/15/33	50	47
Duke Energy Carolinas LLC,
5.25%, 1/15/18	200	209

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Electric - 1.4% continued
5.10%, 4/15/18	$65	$67
6.10%, 6/1/37	150	157
6.00%, 1/15/38	35	37
6.05%, 4/15/38	25	27
5.30%, 2/15/40	400	384
Duke Energy Corp.,
5.30%, 10/1/15	100	109
6.25%, 6/15/18	100	107
6.45%, 10/15/32	106	115
Duke Energy Indiana, Inc.,
5.00%, 9/15/13	350	367
6.45%, 4/1/39	250	279
Duke Energy Ohio, Inc.,
2.10%, 6/15/13	245	242
Entergy Louisiana LLC,
6.50%, 9/1/18	100	108
5.40%, 11/1/24	150	146
Entergy Texas, Inc.,
7.13%, 2/1/19	250	277
Exelon Corp.,
5.63%, 6/15/35	75	68
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	225
FirstEnergy Corp.,
6.45%, 11/15/11	17	18
FirstEnergy Solutions Corp.,
6.80%, 8/15/39	380	384
Florida Power & Light Co.,
5.55%, 11/1/17	225	243
5.65%, 2/1/37	350	353
5.95%, 2/1/38	150	158
Florida Power Corp.,
5.80%, 9/15/17	50	54
5.65%, 6/15/18	225	242
6.35%, 9/15/37	50	54
6.40%, 6/15/38	285	311
FPL Group Capital, Inc.,
5.35%, 6/15/13	75	81
6.65%, 6/15/67	25	23
Georgia Power Co.,
4.25%, 12/1/19	500	485
Metropolitan Edison Co.,
4.88%, 4/1/14	200	208
Midamerican Energy Co.,
5.30%, 3/15/18	500	515
Midamerican Energy Holdings Co.,
5.88%, 10/1/12	325	354
6.13%, 4/1/36	350	358
6.50%, 9/15/37	200	215
Midamerican Funding LLC,
6.93%, 3/1/29	50	54
Nevada Power Co.,
6.65%, 4/1/36	100	105
Nisource Finance Corp.,
6.15%, 3/1/13	35	37
5.25%, 9/15/17	450	443
5.45%, 9/15/20	200	194
Northern States Power Co.,
6.25%, 6/1/36	100	109
5.35%, 11/1/39	65	63
NSTAR Electric Co.,
4.88%, 4/15/14	200	212
Ohio Power Co.,
5.50%, 2/15/13	50	53
6.60%, 2/15/33	100	104
Oncor Electric Delivery Co.,
6.80%, 9/1/18	225	250
7.25%, 1/15/33	200	227
7.50%, 9/1/38	145	171
Pacific Gas & Electric Co.,
4.80%, 3/1/14	225	239
5.63%, 11/30/17	660	705
6.05%, 3/1/34	450	470
5.80%, 3/1/37	100	101
5.40%, 1/15/40	160	153
Pacificorp,
6.25%, 10/15/37	275	297
6.00%, 1/15/39	60	63
Peco Energy Co.,
5.35%, 3/1/18	25	26
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	312
Pepco Holdings, Inc.,
6.45%, 8/15/12	400	429
PPL Electric Utilities Corp.,
6.25%, 5/15/39	125	134

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Electric - 1.4% continued
PPL Energy Supply LLC,
5.40%, 8/15/14	$250	$262
6.50%, 5/1/18	100	104
Progress Energy, Inc.,
7.75%, 3/1/31	50	59
6.00%, 12/1/39	450	441
PSEG Power LLC,
5.50%, 12/1/15	175	186
Public Service Co. of Colorado,
7.88%, 10/1/12	300	344
4.88%, 3/1/13	325	343
Public Service Co. of Oklahoma,
6.63%, 11/15/37	125	131
Public Service Electric & Gas Co.,
5.13%, 9/1/12	100	107
5.30%, 5/1/18	575	604
5.38%, 11/1/39	250	242
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	23
6.27%, 3/15/37	75	78
San Diego Gas & Electric Co.,
6.13%, 9/15/37	50	55
Sierra Pacific Power Co.,
5.45%, 9/1/13	275	293
6.00%, 5/15/16	250	265
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	121
6.05%, 1/15/38	265	278
Southern California Edison Co.,
5.00%, 1/15/14	150	162
5.50%, 8/15/18	100	107
6.65%, 4/1/29	300	330
6.00%, 1/15/34	100	105
5.55%, 1/15/37	125	124
5.95%, 2/1/38	100	105
6.05%, 3/15/39	50	53
Southern Power Co.,
6.25%, 7/15/12	600	653
4.88%, 7/15/15	150	156
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	411
Southwestern Public Service Co.,
6.00%, 10/1/36	100	99
Union Electric Co.,
6.40%, 6/15/17	400	431
Virginia Electric and Power Co.,
5.40%, 4/30/18	425	445
6.00%, 1/15/36	50	52
8.88%, 11/15/38	300	424
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	151
Xcel Energy, Inc.,
6.50%, 7/1/36	100	105

		25,098

Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	100	108
5.38%, 10/15/17	100	106
5.25%, 10/15/18	325	341
6.00%, 8/15/32	25	26

		581

Environmental Control - 0.1%
Browning-Ferris Industries, Inc.,
7.40%, 9/15/35	125	138
Republic Services, Inc.,
5.50%, 9/15/19(1) (2)	120	122
5.25%, 11/15/21(1) (2)	500	492
Waste Management, Inc.,
6.38%, 11/15/12	100	110
5.00%, 3/15/14	100	105
6.10%, 3/15/18	250	266
7.10%, 8/1/26	125	135
6.13%, 11/30/39	400	398

		1,766

Food - 0.4%
Campbell Soup Co.,
6.75%, 2/15/11	100	106
5.00%, 12/3/12	150	162
ConAgra Foods, Inc.,
6.75%, 9/15/11	22	24
7.00%, 4/15/19	300	340
7.00%, 10/1/28	100	107
General Mills, Inc.,
6.00%, 2/15/12	100	108
5.65%, 9/10/12	200	218
5.20%, 3/17/15	500	534

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Food - 0.4% continued
H.J. Heinz Co.,
5.35%, 7/15/13	$200	$215
H.J. Heinz Finance Co.,
6.63%, 7/15/11	100	107
6.75%, 3/15/32	50	53
Kellogg Co.,
5.13%, 12/3/12	200	217
4.15%, 11/15/19	335	325
7.45%, 4/1/31	100	121
Kraft Foods, Inc.,
6.25%, 6/1/12	275	296
5.25%, 10/1/13	125	132
6.50%, 8/11/17	150	163
6.13%, 2/1/18	815	857
6.13%, 8/23/18	50	53
6.50%, 11/1/31	150	151
7.00%, 8/11/37	100	107
6.88%, 2/1/38	100	105
6.88%, 1/26/39	100	105
Kroger (The) Co.,
6.75%, 4/15/12	275	300
5.50%, 2/1/13	175	187
3.90%, 10/1/15	80	80
6.15%, 1/15/20	25	27
7.50%, 4/1/31	200	233
6.90%, 4/15/38	100	111
Safeway, Inc.,
5.80%, 8/15/12	225	243
6.35%, 8/15/17	275	301
5.00%, 8/15/19	385	382
Sara Lee Corp.,
3.88%, 6/15/13	200	204
Sysco Corp.,
6.63%, 3/17/39	200	233
Unilever Capital Corp.,
5.90%, 11/15/32	125	133

		7,040

Forest Products & Paper - 0.1%
International Paper Co.,
5.30%, 4/1/15	100	103
7.95%, 6/15/18	325	375
7.50%, 8/15/21	350	392
7.30%, 11/15/39	45	48

		918

Gas - 0.1%
Centerpoint Energy, Inc.,
6.50%, 5/1/18	40	41
KeySpan Corp.,
5.80%, 4/1/35	175	166
Sempra Energy,
6.15%, 6/15/18	400	425
Southern California Gas Co.,
5.75%, 11/15/35	150	155
Southern Union Co.,
8.25%, 11/15/29	25	28

		815

Healthcare - Products - 0.1%
Baxter International, Inc.,
4.63%, 3/15/15	100	106
5.38%, 6/1/18	225	239
6.25%, 12/1/37	30	33
Johnson & Johnson,
5.55%, 8/15/17	350	386
5.15%, 7/15/18	200	215
6.95%, 9/1/29	100	120
5.95%, 8/15/37	100	110
Medtronic, Inc.,
4.75%, 9/15/15	200	216
6.50%, 3/15/39	100	112

		1,537

Healthcare - Services - 0.2%
Aetna, Inc.,
5.75%, 6/15/11	225	236
6.75%, 12/15/37	150	156
Quest Diagnostics, Inc.,
6.40%, 7/1/17	100	110
4.75%, 1/30/20	340	332
UnitedHealth Group, Inc.,
5.00%, 8/15/14	100	104
5.38%, 3/15/16	700	720
6.00%, 11/15/17	50	52
6.63%, 11/15/37	350	351
6.88%, 2/15/38	100	103
WellPoint Health Networks,
6.38%, 1/15/12	100	108
WellPoint, Inc.,
5.25%, 1/15/16	150	151

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Healthcare - Services - 0.2% continued
5.88%, 6/15/17	$350	$361
5.85%, 1/15/36	600	564

		3,348

Home Furnishings - 0.0%
Whirlpool Corp.,
5.50%, 3/1/13	250	257

Household Products/Wares - 0.1%
Clorox Co.,
5.00%, 3/1/13	350	374
5.00%, 1/15/15	75	80
5.95%, 10/15/17	25	27
Fortune Brands, Inc.,
5.38%, 1/15/16	475	473
Kimberly-Clark Corp.,
5.00%, 8/15/13	100	109
6.13%, 8/1/17	50	55
6.25%, 7/15/18	150	167
6.63%, 8/1/37	350	402

		1,687

Insurance - 0.6%
Ace INA Holdings, Inc.,
5.90%, 6/15/19	355	382
6.70%, 5/15/36	50	56
Aflac, Inc.,
6.90%, 12/17/39	80	79
Allstate (The) Corp.,
5.55%, 5/9/35	50	48
6.13%, 5/15/37	100	87
6.50%, 5/15/57	225	195
American International Group, Inc.,
4.95%, 3/20/12	375	367
5.05%, 10/1/15	100	83
5.85%, 1/16/18	225	185
8.25%, 8/15/18	150	141
6.25%, 5/1/36	100	74
Berkshire Hathaway Finance Corp.,
4.63%, 10/15/13	250	267
4.85%, 1/15/15	575	616
5.40%, 5/15/18	300	313
Chubb Corp.,
6.00%, 11/15/11	200	215
5.75%, 5/15/18	325	345
6.00%, 5/11/37	50	51
6.50%, 5/15/38	85	94
General Electric Global Insurance Holdings Corp.,
6.45%, 3/1/19	575	574
Genworth Financial, Inc.,
5.75%, 6/15/14	175	167
6.52%, 5/22/18	50	46
Hartford Financial Services Group, Inc.,
4.63%, 7/15/13	75	75
5.38%, 3/15/17	150	143
5.95%, 10/15/36	75	62
Lincoln National Corp.,
6.15%, 4/7/36	150	135
6.30%, 10/9/37	100	92
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	520	543
MetLife, Inc.,
6.13%, 12/1/11	200	215
5.00%, 6/15/15	825	868
6.75%, 6/1/16	170	190
5.70%, 6/15/35	200	198
6.40%, 12/15/36	150	131
Principal Life Income Funding Trusts,
5.30%, 4/24/13	150	158
5.10%, 4/15/14	231	235
Progressive (The) Corp.,
6.38%, 1/15/12	350	375
Protective Life Corp.,
7.38%, 10/15/19	300	301
8.45%, 10/15/39	200	193
Prudential Financial, Inc.,
4.50%, 7/15/13	125	126
5.10%, 9/20/14	40	42
6.00%, 12/1/17	425	438
7.38%, 6/15/19	500	561
5.75%, 7/15/33	50	46
6.63%, 12/1/37	200	205
Travelers (The) Cos., Inc.,
5.50%, 12/1/15	150	162
5.80%, 5/15/18	375	400
6.25%, 6/15/37	375	396
Travelers Property Casualty Corp.,
5.00%, 3/15/13	100	105

		10,780

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Iron/Steel - 0.0%
Nucor Corp.,
5.85%, 6/1/18	$200	$216
6.40%, 12/1/37	150	161

		377

Lodging - 0.0%
Marriott International, Inc.,
5.63%, 2/15/13	200	205

Machinery - Construction & Mining - 0.0%
Caterpillar, Inc.,
5.70%, 8/15/16	50	54
7.30%, 5/1/31	25	30
6.05%, 8/15/36	50	53

		137

Machinery - Diversified - 0.0%
Deere & Co.,
6.95%, 4/25/14	175	202
8.10%, 5/15/30	100	127

		329

Media - 0.8%
CBS Corp.,
5.63%, 8/15/12	350	366
Comcast Cable Communications LLC,
6.75%, 1/30/11	75	79
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	100	115
Comcast Corp.,
5.30%, 1/15/14	150	160
5.85%, 11/15/15	450	494
6.50%, 1/15/17	1,500	1,661
5.70%, 5/15/18	400	421
6.45%, 3/15/37	175	180
6.95%, 8/15/37	200	218
6.40%, 5/15/38	600	617
COX Communications, Inc.,
7.13%, 10/1/12	200	222
4.63%, 6/1/13	100	104
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
6.38%, 6/15/15	200	208
5.88%, 10/1/19(1) (2)	500	509
McGraw-Hill (The) Cos., Inc.,
5.90%, 11/15/17	75	76
News America, Inc.,
5.30%, 12/15/14	450	486
6.90%, 3/1/19	300	338
6.40%, 12/15/35	125	128
6.65%, 11/15/37	550	581
6.90%, 8/15/39(1) (2)	310	338
Time Warner Cable, Inc.,
6.20%, 7/1/13	225	247
5.85%, 5/1/17	1,325	1,392
8.75%, 2/14/19	300	366
5.00%, 2/1/20	365	354
7.30%, 7/1/38	350	388
6.75%, 6/15/39	325	340
Time Warner Entertainment Co. LP,
8.38%, 3/15/23	75	89
Time Warner, Inc.,
6.88%, 5/1/12	450	493
5.88%, 11/15/16	850	918
6.50%, 11/15/36	600	626
Viacom, Inc.,
6.25%, 4/30/16	585	638
Walt Disney (The) Co.,
6.38%, 3/1/12	150	164
5.88%, 12/15/17	300	330
5.50%, 3/15/19	400	429

		14,075

Mining - 0.1%
Alcoa, Inc.,
6.00%, 1/15/12	150	158
5.55%, 2/1/17	475	472
6.75%, 7/15/18	80	81
5.90%, 2/1/27	75	68
5.95%, 2/1/37	100	86
Barrick North America Finance LLC,
7.50%, 9/15/38	100	115
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	725	794
Newmont Mining Corp.,
5.13%, 10/1/19	315	315
5.88%, 4/1/35	100	95
Southern Copper Corp.,
7.50%, 7/27/35	100	99

		2,283

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Miscellaneous Manufacturing - 0.2%
3M Co.,
4.38%, 8/15/13	$200	$215
5.70%, 3/15/37	350	365
Danaher Corp.,
5.63%, 1/15/18	200	214
General Electric Co.,
5.00%, 2/1/13	1,105	1,169
5.25%, 12/6/17	250	255
Honeywell International, Inc.,
6.13%, 11/1/11	250	273
5.30%, 3/15/17	200	211
5.30%, 3/1/18	290	306
5.70%, 3/15/36	50	51
5.70%, 3/15/37	125	128
Textron, Inc.,
5.60%, 12/1/17	125	121

		3,308

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.,
4.63%, 10/1/12	100	106
Xerox Corp.,
5.50%, 5/15/12	375	396
6.75%, 2/1/17	500	536
5.63%, 12/15/19	120	120
6.75%, 12/15/39	60	61

		1,219

Oil & Gas - 0.5%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	450	487
6.95%, 6/15/19	500	567
Apache Corp.,
5.63%, 1/15/17	250	266
6.00%, 1/15/37	400	426
Conoco, Inc.,
6.95%, 4/15/29	150	170
ConocoPhillips,
4.60%, 1/15/15	220	234
5.75%, 2/1/19	1,150	1,259
6.50%, 2/1/39	525	583
ConocoPhillips Australia Funding Co.,
5.50%, 4/15/13	325	353
Devon Energy Corp.,
6.30%, 1/15/19	500	557
EOG Resources, Inc.,
5.63%, 6/1/19	215	228
Hess Corp.,
7.13%, 3/15/33	75	84
6.00%, 1/15/40	150	148
Marathon Oil Corp.,
6.00%, 10/1/17	550	582
7.50%, 2/15/19	250	288
6.60%, 10/1/37	75	80
Pemex Project Funding Master Trust,
5.75%, 3/1/18	925	935
6.63%, 6/15/35	200	190
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	100	102
Valero Energy Corp.,
7.50%, 4/15/32	50	51
6.63%, 6/15/37	325	305
XTO Energy, Inc.,
6.25%, 4/15/13	100	110
4.63%, 6/15/13	75	80
5.65%, 4/1/16	100	109
6.25%, 8/1/17	325	368
6.75%, 8/1/37	400	471
6.38%, 6/15/38	300	337

		9,370

Oil & Gas Services - 0.0%
Halliburton Co.,
5.90%, 9/15/18	350	381
6.70%, 9/15/38	75	85

		466

Packaging & Containers - 0.0%
Bemis Co., Inc.,
5.65%, 8/1/14	65	69

Pharmaceuticals - 0.7%
Abbott Laboratories,
5.60%, 5/15/11	200	212
5.15%, 11/30/12	300	328
5.88%, 5/15/16	225	248
5.60%, 11/30/17	600	652
6.15%, 11/30/37	50	54
Bristol-Myers Squibb Co.,
5.25%, 8/15/13	200	217

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Pharmaceuticals - 0.7% continued
5.45%, 5/1/18	$340	$364
5.88%, 11/15/36	50	52
6.13%, 5/1/38	100	108
Cardinal Health, Inc.,
5.80%, 10/15/16	100	101
Eli Lilly & Co.,
5.20%, 3/15/17	775	820
Express Scripts, Inc.,
7.25%, 6/15/19	440	500
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	105
5.65%, 5/15/18	800	863
5.38%, 4/15/34	150	146
6.38%, 5/15/38	380	421
McKesson Corp.,
5.70%, 3/1/17	275	288
Mead Johnson Nutrition Co.,
4.90%, 11/1/19(2)	250	248
5.90%, 11/1/39(1) (2)	50	49
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	337
Merck & Co., Inc.,
4.75%, 3/1/15	375	402
5.00%, 6/30/19	475	494
5.75%, 11/15/36	50	51
5.85%, 6/30/39	100	105
Pfizer, Inc.,
4.50%, 2/15/14	250	265
5.35%, 3/15/15	335	366
6.20%, 3/15/19	1,000	1,112
7.20%, 3/15/39	200	244
Pharmacia Corp.,
6.60%, 12/1/28	125	137
Schering-Plough Corp.,
5.55%, 12/1/13	100	110
6.00%, 9/15/17	350	389
Teva Pharmaceutical Finance Co. LLC,
5.55%, 2/1/16	100	105
6.15%, 2/1/36	45	46
Wyeth,
5.50%, 2/1/14	815	888
5.50%, 2/15/16	425	457
5.95%, 4/1/37	225	235

		11,519

Pipelines - 0.5%
Buckeye Partners LP,
6.05%, 1/15/18	85	88
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	150	169
6.00%, 5/15/18	85	87
6.63%, 11/1/37	50	51
El Paso Natural Gas Co.,
5.95%, 4/15/17	350	361
8.38%, 6/15/32	100	119
Enbridge Energy Partners LP,
7.50%, 4/15/38	50	57
Energy Transfer Partners LP,
6.13%, 2/15/17	350	363
9.00%, 4/15/19	400	477
7.50%, 7/1/38	50	55
Enterprise Products Operating LLC,
5.65%, 4/1/13	350	373
5.60%, 10/15/14	250	266
6.30%, 9/15/17	335	361
5.25%, 1/31/20(4)	300	297
6.88%, 3/1/33	50	53
7.55%, 4/15/38	50	57
Kinder Morgan Energy Partners LP,
6.75%, 3/15/11	250	264
5.13%, 11/15/14	250	262
5.95%, 2/15/18	495	524
6.85%, 2/15/20	70	78
5.80%, 3/1/21	300	309
7.40%, 3/15/31	250	273
7.30%, 8/15/33	100	109
6.95%, 1/15/38	100	107
ONEOK Partners LP,
6.15%, 10/1/16	200	210
8.63%, 3/1/19	350	422
ONEOK, Inc.,
5.20%, 6/15/15	200	206
Panhandle Eastern Pipeline Co.,
6.20%, 11/1/17	100	106
Plains All American Pipeline LP/PAA Finance Corp.,
6.13%, 1/15/17	200	210
6.50%, 5/1/18	300	321
5.75%, 1/15/20	200	200
Spectra Energy Capital LLC,
6.25%, 2/15/13	150	161

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Pipelines - 0.5% continued
5.90%, 9/15/13	$125	$133
6.20%, 4/15/18	100	106
7.50%, 9/15/38	50	55
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28	50	53
Transcontinental Gas Pipe Line Co. LLC,
7.00%, 8/15/11	400	430
Williams (The) Cos., Inc.,
8.75%, 3/15/32	125	150

		7,923

Real Estate - 0.0%
Regency Centers LP,
5.88%, 6/15/17	25	23

Real Estate Investment Trusts - 0.2%
Boston Properties LP,
6.25%, 1/15/13	100	107
5.88%, 10/15/19	500	501
Brandywine Operating Partnership LP,
5.70%, 5/1/17	150	134
ERP Operating LP,
6.63%, 3/15/12	100	107
Health Care Property Investors, Inc.,
6.00%, 1/30/17	150	141
Hospitality Properties Trust,
6.70%, 1/15/18	75	69
HRPT Properties Trust,
6.25%, 6/15/17	75	68
6.65%, 1/15/18	50	46
Liberty Property LP,
6.63%, 10/1/17	50	48
Prologis,
5.75%, 4/1/16	400	376
Simon Property Group LP,
6.35%, 8/28/12	75	80
5.10%, 6/15/15	250	247
5.25%, 12/1/16	200	194
6.13%, 5/30/18	870	884

		3,002

Retail - 0.6%
Costco Wholesale Corp.,
5.50%, 3/15/17	250	267
CVS Caremark Corp.,
5.75%, 8/15/11	100	107
5.75%, 6/1/17	700	739
6.25%, 6/1/27	250	254
6.13%, 9/15/39	175	173
Home Depot (The), Inc.,
5.25%, 12/16/13	75	80
5.40%, 3/1/16	800	838
5.88%, 12/16/36	350	338
Kohl’s Corp.,
6.88%, 12/15/37	150	170
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	352
5.80%, 10/15/36	100	102
McDonald’s Corp.,
4.30%, 3/1/13	175	185
5.80%, 10/15/17	750	829
6.30%, 10/15/37	75	81
Nordstrom, Inc.,
6.25%, 1/15/18	325	352
7.00%, 1/15/38	50	55
Target Corp.,
5.88%, 3/1/12	430	466
5.38%, 5/1/17	575	617
6.50%, 10/15/37	125	137
7.00%, 1/15/38	325	379
Walgreen Co.,
5.25%, 1/15/19	525	557
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	375	398
4.55%, 5/1/13	1,050	1,119
7.25%, 6/1/13	175	202
5.88%, 4/5/27	250	262
5.25%, 9/1/35	175	172
6.20%, 4/15/38	275	303
Yum! Brands, Inc.,
6.25%, 4/15/16	150	161
6.88%, 11/15/37	50	54

		9,749

Savings & Loans - 0.0%
Golden West Financial Corp.,
4.75%, 10/1/12	75	78

Software - 0.1%
Fiserv, Inc.,
6.13%, 11/20/12	250	272

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Software - 0.1% continued
Microsoft Corp.,
5.20%, 6/1/39	$200	$196
Oracle Corp.,
4.95%, 4/15/13	400	429
5.25%, 1/15/16	375	405
5.00%, 7/8/19	530	547
6.50%, 4/15/38	550	604
6.13%, 7/8/39	100	105

		2,558

Telecommunications - 1.1%
AT&T Corp.,
8.00%, 11/15/31	165	201
AT&T, Inc.,
5.88%, 2/1/12	100	108
5.10%, 9/15/14	1,450	1,560
5.60%, 5/15/18	175	183
5.80%, 2/15/19	900	959
6.15%, 9/15/34	125	124
6.80%, 5/15/36	50	53
6.30%, 1/15/38	175	178
6.40%, 5/15/38	425	437
6.55%, 2/15/39	625	659
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,178
5.20%, 12/15/16	1,300	1,343
Bellsouth Telecommunications, Inc.,
6.38%, 6/1/28	75	75
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	472	512
8.50%, 11/15/18	1,100	1,364
Cisco Systems, Inc.,
5.50%, 2/22/16	925	1,016
4.45%, 1/15/20	335	329
5.90%, 2/15/39	500	506
5.50%, 1/15/40	195	187
Embarq Corp.,
7.08%, 6/1/16	750	828
8.00%, 6/1/36	400	430
Harris Corp.,
6.38%, 6/15/19	50	54
New Cingular Wireless Services Inc.,
7.88%, 3/1/11	100	107
8.13%, 5/1/12	150	170
8.75%, 3/1/31	150	194
Qwest Corp.,
8.38%, 5/1/16	880	944
6.88%, 9/15/33	125	110
Verizon Communications, Inc.,
5.55%, 2/15/16	1,300	1,401
5.50%, 2/15/18	535	558
6.10%, 4/15/18	175	190
6.35%, 4/1/19	650	717
7.35%, 4/1/39	650	754
Verizon Global Funding Corp.,
6.88%, 6/15/12	200	221
7.75%, 12/1/30	500	587
Verizon New York, Inc.,
7.38%, 4/1/32	150	162
Verizon Virginia, Inc.,
4.63%, 3/15/13	450	467

		18,866

Transportation - 0.2%
Burlington Northern Santa Fe Corp.,
6.75%, 7/15/11	100	108
5.65%, 5/1/17	500	532
6.15%, 5/1/37	100	105
CSX Corp.,
5.50%, 8/1/13	200	215
6.00%, 10/1/36	100	99
6.15%, 5/1/37	150	152
Federal Express Corp.,
9.65%, 6/15/12	75	87
FedEx Corp.,
8.00%, 1/15/19	40	48
Norfolk Southern Corp.,
6.75%, 2/15/11	100	106
5.26%, 9/17/14	200	214
5.90%, 6/15/19	320	342
7.25%, 2/15/31	500	581
Union Pacific Corp.,
6.50%, 4/15/12	100	109
7.00%, 2/1/16	100	111
5.75%, 11/15/17	625	660
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	63

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.9% continued
Transportation - 0.2% continued
United Parcel Service, Inc.,
5.50%, 1/15/18	$275	$296
6.20%, 1/15/38	150	166

		3,994

Water - 0.0%
American Water Capital Corp.,
6.59%, 10/15/37	75	75

Total Corporate Bonds (Cost $265,231)		279,424

FOREIGN ISSUER BONDS - 6.0%
Banks - 1.2%
Abbey National PLC,
7.95%, 10/26/29	200	224
Barclays Bank PLC,
5.45%, 9/12/12	300	324
6.75%, 5/22/19	1,300	1,450
Credit Suisse,
5.00%, 5/15/13	800	853
5.75%, 2/15/18	190	199
5.30%, 8/13/19	300	308
Deutsche Bank A.G.,
4.88%, 5/20/13	400	425
6.00%, 9/1/17	1,225	1,336
HSBC Holdings PLC,
5.25%, 12/12/12	700	743
6.50%, 9/15/37	300	313
6.80%, 6/1/38	150	163
Korea Development Bank,
5.30%, 1/17/13	205	215
Kreditanstalt fuer Wiederaufbau,
4.63%, 1/20/11	350	363
4.75%, 5/15/12	2,000	2,143
3.25%, 3/15/13	2,700	2,780
3.50%, 5/16/13	225	235
4.00%, 10/15/13	1,200	1,263
3.50%, 3/10/14	250	257
4.13%, 10/15/14	500	524
4.88%, 1/17/17	200	214
4.38%, 3/15/18	375	385
0.00%, 6/29/37	500	123
Landwirtschaftliche Rentenbank,
5.25%, 7/15/11	175	185
3.25%, 3/15/13	350	360
5.13%, 2/1/17	900	965
Oesterreichische Kontrollbank A.G.,
3.13%, 10/14/11	100	100
4.75%, 10/16/12	850	909
3.63%, 6/17/13	170	176
4.50%, 3/9/15	650	679
5.00%, 4/25/17	100	104
Royal Bank of Canada,
5.65%, 7/20/11	250	267
Royal Bank of Scotland Group PLC,
6.38%, 2/1/11	100	100
5.00%, 10/1/14	400	353
6.40%, 10/21/19	200	199
UBS A.G./Stamford Branch,
5.88%, 7/15/16	450	456
5.88%, 12/20/17	640	658
5.75%, 4/25/18	125	127
Westpac Banking Corp.,
4.88%, 11/19/19	1,000	987

		21,465

Beverages - 0.1%
Diageo Capital PLC,
5.13%, 1/30/12	25	27
5.50%, 9/30/16	150	160
5.75%, 10/23/17	850	915
Diageo Finance B.V.,
5.50%, 4/1/13	225	242

		1,344

Building Materials - 0.0%
Lafarge S.A.,
6.50%, 7/15/16	225	239

Chemicals - 0.0%
Potash Corp. of Saskatchewan, Inc.,
7.75%, 5/31/11	150	163
3.75%, 9/30/15	300	299
6.50%, 5/15/19	135	149
5.88%, 12/1/36	50	49

		660

Diversified Financial Services - 0.1%
BP Capital Markets PLC,
4.75%, 3/10/19	1,000	1,023

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.0% continued
Diversified Financial Services - 0.1% continued
ConocoPhillips Canada Funding Co.,
5.95%, 10/15/36	$250	$252
Credit Suisse Ltd.,
5.86%, 5/29/49	150	130
MUFG Capital Finance 1 Ltd.,
6.35%, 7/25/49	500	455
UFJ Finance Aruba AEC,
6.75%, 7/15/13	200	223

		2,083

Electric - 0.1%
Hydro-Quebec,
6.30%, 5/11/11	350	374
8.00%, 2/1/13	250	286
9.40%, 2/1/21	200	267
Ontario Hydro,
7.45%, 3/31/13	150	171
Scottish Power PLC,
5.38%, 3/15/15	100	106
TransAlta Corp.,
4.75%, 1/15/15	370	373

		1,577

Electronics - 0.0%
Koninklijke Philips Electronics N.V.,
4.63%, 3/11/13	200	211
6.88%, 3/11/38	225	255

		466

Healthcare - Products - 0.0%
Covidien International Finance S.A.,
6.00%, 10/15/17	300	324
6.55%, 10/15/37	25	28

		352

Holding Companies - Diversified - 0.0%
EnCana Holdings Finance Corp.,
5.80%, 5/1/14	100	109

Insurance - 0.0%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	100	107
AXA S.A.,
8.60%, 12/15/30	75	87
XL Capital Ltd.,
6.50%, 3/1/49	50	38

		232

Iron/Steel - 0.1%
ArcelorMittal,
6.13%, 6/1/18	500	516
9.85%, 6/1/19	250	323
7.00%, 10/15/39	150	158

		997

Media - 0.0%
Thomson Reuters Corp.,
5.95%, 7/15/13	375	411

Mining - 0.3%
Barrick Gold Corp.,
6.95%, 4/1/19	300	338
Barrick North America Finance LLC,
6.80%, 9/15/18	175	195
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	300	319
5.50%, 4/1/14	300	329
5.25%, 12/15/15	250	271
5.40%, 3/29/17	100	107
6.50%, 4/1/19	200	229
Rio Tinto Alcan, Inc.,
4.50%, 5/15/13	100	103
5.20%, 1/15/14	100	105
6.13%, 12/15/33	100	102
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	675	741
9.00%, 5/1/19	575	728
Vale Overseas Ltd.,
6.25%, 1/23/17	775	808
5.63%, 9/15/19	55	56
6.88%, 11/21/36	275	275
6.88%, 11/10/39	125	126

		4,832

Miscellaneous Manufacturing - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	200	216
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	52
7.13%, 10/1/37	50	52
Tyco International Finance S.A.,
4.13%, 10/15/14	55	56
8.50%, 1/15/19	50	60

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.0% continued
Miscellaneous Manufacturing - 0.1% continued
Tyco International Ltd./Tyco International Finance S.A.,
6.88%, 1/15/21	$500	$561

		997

Multi-National - 1.0%
Asian Development Bank,
4.50%, 9/4/12	1,000	1,068
5.50%, 6/27/16	600	664
5.59%, 7/16/18	50	55
Corp. Andina de Fomento,
5.20%, 5/21/13	100	105
5.75%, 1/12/17	100	102
European Bank for Reconstruction & Development,
3.63%, 6/17/13	190	198
European Investment Bank,
3.25%, 2/15/11	300	308
2.63%, 5/16/11	200	204
3.13%, 7/15/11	500	515
1.75%, 9/14/12	250	249
3.25%, 5/15/13	1,025	1,055
3.38%, 6/12/13	750	775
4.25%, 7/15/13	1,800	1,912
2.38%, 3/14/14	2,500	2,459
4.63%, 5/15/14	750	804
4.88%, 1/17/17	800	857
5.13%, 5/30/17	350	383
4.88%, 2/15/36	200	191
Inter-American Development Bank,
5.00%, 4/5/11	100	105
4.38%, 9/20/12	1,200	1,277
3.50%, 7/8/13	200	208
4.25%, 9/10/18	400	408
3.88%, 9/17/19	600	587
International Bank for Reconstruction & Development,
2.00%, 4/2/12	1,300	1,315
5.00%, 4/1/16	450	487
9.25%, 7/15/17	100	135
4.75%, 2/15/35	25	24
International Finance Corp.,
5.13%, 5/2/11	150	157
4.75%, 4/25/12	25	27
3.50%, 5/15/13	300	295
Nordic Investment Bank,
5.00%, 2/1/17	100	107

		17,036

Oil & Gas - 0.6%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	85
Anadarko Finance Co.,
6.75%, 5/1/11	50	53
7.50%, 5/1/31	75	84
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	240
5.90%, 2/1/18	250	269
6.25%, 3/15/38	150	155
6.75%, 2/1/39	50	55
Cenovus Energy, Inc.,
4.50%, 9/15/14(1) (2)	50	52
6.75%, 11/15/39(1) (2)	65	71
Conoco Funding Co.,
6.35%, 10/15/11	300	326
Devon Financing Corp. ULC,
6.88%, 9/30/11	250	272
7.88%, 9/30/31	200	251
EnCana Corp.,
5.90%, 12/1/17	725	780
6.50%, 5/15/19	75	84
6.63%, 8/15/37	75	81
6.50%, 2/1/38	100	109
Marathon Global Funding Corp.,
6.00%, 7/1/12	200	216
Nexen, Inc.,
5.05%, 11/20/13	250	261
6.20%, 7/30/19	60	63
7.88%, 3/15/32	75	86
7.50%, 7/30/39	330	378
Norsk Hydro ASA,
7.75%, 6/15/23	100	123
Petrobras International Finance Co.,
5.75%, 1/20/20	665	676
6.88%, 1/20/40	395	406
Petro-Canada,
4.00%, 7/15/13	200	206
6.05%, 5/15/18	50	54
5.95%, 5/15/35	100	99
6.80%, 5/15/38	50	55

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.0% continued
Oil & Gas - 0.6% continued
Shell International Finance B.V.,
4.30%, 9/22/19	$1,450	$1,433
6.38%, 12/15/38	600	676
StatoilHydro ASA,
5.25%, 4/15/19	750	795
Suncor Energy, Inc.,
6.10%, 6/1/18	275	295
7.15%, 2/1/32	100	110
5.95%, 12/1/34	50	49
6.50%, 6/15/38	100	105
Talisman Energy, Inc.,
7.75%, 6/1/19	175	205
Transocean, Inc.,
6.00%, 3/15/18	225	240
6.80%, 3/15/38	200	224

		9,722

Oil & Gas Services - 0.1%
Weatherford International Ltd.,
5.50%, 2/15/16	200	205
6.00%, 3/15/18	725	730
9.63%, 3/1/19	100	125
6.50%, 8/1/36	125	119

		1,179

Pharmaceuticals - 0.1%
AstraZeneca PLC,
5.40%, 9/15/12	200	219
5.90%, 9/15/17	800	889
6.45%, 9/15/37	50	56
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	750	788

		1,952

Pipelines - 0.1%
Enbridge, Inc.,
5.80%, 6/15/14	75	81
TransCanada Pipelines Ltd.,
6.50%, 8/15/18	465	519
5.85%, 3/15/36	275	277
6.20%, 10/15/37	50	53
7.63%, 1/15/39	295	363
6.35%, 5/15/67	100	94

		1,387

Regional - 0.3%
Province of British Columbia Canada,
4.30%, 5/30/13	100	104
7.25%, 9/1/36	175	224
Province of Manitoba Canada,
4.90%, 12/6/16	200	211
9.25%, 4/1/20	150	203
Province of Nova Scotia Canada,
5.75%, 2/27/12	100	107
8.25%, 7/30/22	200	255
Province of Ontario Canada,
3.38%, 5/20/11	75	77
4.38%, 2/15/13	250	265
3.50%, 7/15/13	100	103
4.75%, 1/19/16	200	211
5.45%, 4/27/16	350	381
4.95%, 11/28/16	650	697
4.00%, 10/7/19(4)	835	800
Province of Quebec Canada,
5.13%, 11/14/16	250	269
4.63%, 5/14/18	350	358
7.50%, 7/15/23	300	360
7.13%, 2/9/24	100	118
7.50%, 9/15/29	375	472
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	262

		5,477

Sovereign - 1.2%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,350
8.00%, 1/15/18	378	431
8.88%, 10/14/19	1,075	1,387
8.88%, 4/15/24	600	780
7.13%, 1/20/37	250	287
11.00%, 8/17/40	835	1,113
5.63%, 1/7/41	135	127
Canada Government International Bond,
2.38%, 9/10/14	240	236
Eksportfinans ASA,
5.00%, 2/14/12	250	266
5.50%, 5/25/16	100	108
5.50%, 6/26/17	200	212
Export Development Canada,
3.50%, 5/16/13	670	695

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.0% continued
Sovereign - 1.2% continued
Israel Government International Bond,
5.50%, 11/9/16	$225	$241
5.13%, 3/26/19	250	253
Italy Government International Bond,
6.00%, 2/22/11	425	448
5.63%, 6/15/12	400	435
5.25%, 9/20/16	1,000	1,065
5.38%, 6/12/17	1,675	1,789
5.38%, 6/15/33	175	172
Japan Bank for International Cooperation,
2.13%, 11/5/12	1,000	995
4.25%, 6/18/13	200	211
Peruvian Government International Bond,
8.38%, 5/3/16	500	604
7.35%, 7/21/25	250	286
6.55%, 3/14/37	250	260
Republic of Korea,
4.25%, 6/1/13	100	104
4.88%, 9/22/14	400	425
5.13%, 12/7/16	125	129
7.13%, 4/16/19	150	172
Republic of Poland,
5.00%, 10/19/15	475	499
6.38%, 7/15/19	400	435
Republic of South Africa,
7.38%, 4/25/12	250	274
6.88%, 5/27/19	275	309
Svensk Exportkredit AB,
4.88%, 9/29/11	225	238
5.13%, 3/1/17	500	528
United States of Mexico,
8.38%, 1/14/11	100	108
6.38%, 1/16/13	875	967
6.63%, 3/3/15	500	555
5.63%, 1/15/17	770	803
8.13%, 12/30/19	400	484
7.50%, 4/8/33	100	115
6.75%, 9/27/34	750	791
6.05%, 1/11/40	120	115

		20,802

Telecommunications - 0.6%
America Movil S.A.B de C.V.,
5.75%, 1/15/15	400	422
6.13%, 11/15/37	200	200
British Telecommunications PLC,
5.95%, 1/15/18	575	584
9.13%, 12/15/30	100	127
Deutsche Telekom International Finance B.V.,
5.88%, 8/20/13	775	839
5.75%, 3/23/16	525	557
8.75%, 6/15/30	400	514
France Telecom S.A.,
7.75%, 3/1/11	300	321
5.38%, 7/8/19	500	527
8.50%, 3/1/31	175	233
Nokia OYJ,
5.38%, 5/15/19	325	332
Rogers Communications, Inc.,
6.80%, 8/15/18	600	672
Telecom Italia Capital S.A.,
5.25%, 11/15/13	475	500
5.25%, 10/1/15	675	706
6.38%, 11/15/33	50	49
7.72%, 6/4/38	50	58
Telefonica Emisiones SAU,
4.95%, 1/15/15	335	358
6.42%, 6/20/16	900	999
7.05%, 6/20/36	450	514
Telefonos de Mexico S.A.B de C.V.,
5.50%, 1/27/15	125	129
Telus Corp.,
8.00%, 6/1/11	125	135
Vodafone Group PLC,
5.00%, 12/16/13	850	900
5.00%, 9/15/15	450	472
5.63%, 2/27/17	225	239
6.15%, 2/27/37	375	391

		10,778

Transportation - 0.0%
Canadian National Railway Co.,
4.40%, 3/15/13	450	469
6.90%, 7/15/28	25	29
6.20%, 6/1/36	25	27
6.38%, 11/15/37	50	56
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	54

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.0% continued
Transportation - 0.0% continued
5.95%, 5/15/37	$50	$47

		682

Total Foreign Issuer Bonds (Cost $101,115)		104,779

U.S. GOVERNMENT AGENCIES - 44.0% (5)
Fannie Mae - 20.6%
5.50%, 3/15/11	500	528
1.75%, 3/23/11	2,000	2,024
6.00%, 5/15/11	500	535
1.88%, 4/20/12	9,000	9,094
1.75%, 8/10/12	3,000	2,999
4.38%, 9/15/12	3,000	3,212
4.75%, 11/19/12	2,775	3,004
3.63%, 2/12/13	2,800	2,937
4.38%, 3/15/13	3,300	3,546
3.88%, 7/12/13	1,900	2,020
4.63%, 10/15/13	3,200	3,468
2.75%, 3/13/14	4,000	4,034
5.00%, 3/15/16	500	544
5.00%, 5/11/17	1,000	1,086
5.80%, 2/9/26	3,670	3,687
6.63%, 11/15/30	200	240
6.00%, 4/18/36	2,000	2,047
5.63%, 7/15/37	1,000	1,053
Pool #255376,
6.00%, 8/1/19	193	207
Pool #255695,
4.50%, 3/1/35	56	58
Pool #256675,
5.00%, 4/1/27	449	465
Pool #256677,
6.00%, 4/1/27	300	320
Pool #256792,
6.50%, 6/1/22	271	291
Pool #256925,
6.00%, 10/1/37	723	767
Pool #256959,
6.00%, 11/1/37	3,253	3,451
Pool #256985,
7.00%, 11/1/37	1,020	1,120
Pool #257057,
5.00%, 1/1/28	1,379	1,427
Pool #257106,
4.50%, 1/1/28	204	207
Pool #257237,
4.50%, 6/1/28	534	541
Pool #257239,
5.50%, 6/1/28	751	792
Pool #257243,
7.00%, 6/1/38	2,413	2,647
Pool #257367,
5.50%, 9/1/28	1,801	1,898
Pool #357630,
5.00%, 10/1/19	277	292
Pool #707791,
5.00%, 6/1/33	2,003	2,064
Pool #709239,
5.00%, 7/1/18	1,409	1,485
Pool #720049,
5.50%, 7/1/33	689	724
Pool #722424,
4.32%, 7/1/33	90	92
Pool #725185,
5.00%, 2/1/19	324	341
Pool #725425,
5.50%, 4/1/34	656	691
Pool #730811,
4.50%, 8/1/33	725	729
Pool #735222,
5.00%, 2/1/35	364	374
Pool #735358,
5.50%, 2/1/35	1,241	1,304
Pool #735502,
6.00%, 4/1/35	192	204
Pool #737853,
5.00%, 9/1/33	3,154	3,250
Pool #745418,
5.50%, 4/1/36	759	797
Pool #745754,
5.00%, 9/1/34	2,946	3,035
Pool #745826,
6.00%, 7/1/36	4,200	4,462
Pool #746272,
4.00%, 10/1/18	1,091	1,119
Pool #747383,
5.50%, 10/1/33	1,190	1,251

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.0%(5) continued
Fannie Mae - 20.6% continued
Pool #753678,
4.77%, 12/1/33	$416	$434
Pool #755632,
5.00%, 4/1/34	1,942	1,999
Pool #766083,
4.65%, 2/1/34	45	47
Pool #772730,
5.00%, 4/1/34	1,381	1,423
Pool #773287,
4.37%, 3/1/35	458	473
Pool #783586,
4.46%, 3/1/35	472	486
Pool #790406,
6.00%, 9/1/34	654	697
Pool #793666,
5.50%, 9/1/34	705	742
Pool #796250,
5.50%, 11/1/34	554	583
Pool #800471,
5.50%, 10/1/34	2,814	2,957
Pool #807701,
4.50%, 12/1/19	361	375
Pool #811944,
4.50%, 1/1/20	534	555
Pool #815639,
4.95%, 6/1/35	73	75
Pool #817795,
6.00%, 8/1/36	567	603
Pool #820998,
4.00%, 4/1/35	141	145
Pool #821912,
4.93%, 6/1/35	1,150	1,200
Pool #822455,
4.65%, 4/1/35	212	220
Pool #826057,
5.00%, 7/1/35	612	629
Pool #826368,
5.12%, 7/1/35	439	462
Pool #826585,
5.00%, 8/1/35	1,955	2,010
Pool #831676,
6.50%, 8/1/36	272	293
Pool #832628,
5.50%, 9/1/20	234	249
Pool #833067,
5.50%, 9/1/35	3,420	3,593
Pool #835517,
4.95%, 8/1/35	167	176
Pool #840577,
5.00%, 10/1/20	207	218
Pool #844909,
4.50%, 10/1/20	309	321
Pool #845425,
6.00%, 2/1/36	3,345	3,554
Pool #846600,
5.16%, 1/1/36	1,031	1,081
Pool #847921,
5.50%, 11/1/20	709	755
Pool #850614,
5.47%, 1/1/36	211	222
Pool #863759,
4.00%, 12/1/20	295	297
Pool #864435,
4.50%, 12/1/20	764	793
Pool #866109,
5.13%, 12/1/35	85	89
Pool #869217,
5.46%, 2/1/36	342	358
Pool #869710,
6.00%, 4/1/36	1,588	1,687
Pool #871135,
6.00%, 1/1/37	538	571
Pool #880505,
6.00%, 8/1/21	188	202
Pool #882055,
5.51%, 6/1/36	306	323
Pool #884776,
5.55%, 10/1/36	600	634
Pool #885769,
6.00%, 6/1/36	231	246
Pool #885866,
6.00%, 6/1/36	750	796
Pool #887019,
5.85%, 6/1/36	825	874
Pool #887111,
5.50%, 5/1/20	138	147
Pool #888100,
5.50%, 9/1/36	2,454	2,580

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.0%(5) continued
Fannie Mae - 20.6% continued
Pool #888152,
5.00%, 5/1/21	$560	$589
Pool #888205,
6.50%, 2/1/37	636	683
Pool #888318,
5.64%, 2/1/37	404	427
Pool #888447,
4.00%, 5/1/21	350	353
Pool #889224,
5.50%, 1/1/37	3,231	3,394
Pool #889390,
6.00%, 3/1/23	625	669
Pool #889401,
6.00%, 3/1/38	2,846	3,023
Pool #889415,
6.00%, 5/1/37	6,635	7,047
Pool #889630,
6.50%, 3/1/38	780	837
Pool #889886,
7.00%, 12/1/37	926	1,015
Pool #889970,
5.00%, 12/1/36(4)	2,307	2,372
Pool #892536,
6.50%, 9/1/36	389	417
Pool #892968,
6.50%, 8/1/21	85	91
Pool #893363,
5.00%, 6/1/36	584	601
Pool #893366,
5.00%, 4/1/35	787	810
Pool #894453,
5.91%, 9/1/36	1,742	1,847
Pool #897519,
5.70%, 11/1/36	34	37
Pool #898089,
5.50%, 7/1/26	412	435
Pool #898417,
6.00%, 10/1/36	1,073	1,140
Pool #899079,
5.00%, 3/1/37	1,146	1,178
Pool #902188,
5.77%, 11/1/36	68	72
Pool #902414,
5.50%, 11/1/36	2,341	2,455
Pool #905090,
5.50%, 10/1/21	371	393
Pool #905759,
5.87%, 12/1/36	199	210
Pool #906090,
5.50%, 1/1/37	1,961	2,056
Pool #906237,
5.79%, 1/1/37	455	480
Pool #907818,
5.63%, 1/1/37	61	65
Pool #910147,
5.00%, 3/1/22	743	778
Pool #910338,
5.75%, 3/1/37	154	164
Pool #912414,
4.50%, 1/1/22	880	908
Pool #914522,
5.79%, 3/1/37	71	75
Pool #915499,
5.00%, 3/1/37	1,186	1,219
Pool #915870,
7.00%, 4/1/37	350	384
Pool #918515,
5.00%, 6/1/37	1,310	1,346
Pool #918832,
6.00%, 4/1/37	5,192	5,508
Pool #919461,
5.72%, 4/1/37	68	73
Pool #920457,
4.86%, 8/1/36	50	52
Pool #920468,
4.38%, 4/1/34	449	468
Pool #920988,
5.98%, 11/1/36	33	35
Pool #923023,
6.46%, 1/1/37	845	894
Pool #923123,
5.00%, 4/1/36	342	352
Pool #923166,
7.50%, 1/1/37	297	330
Pool #928261,
4.50%, 3/1/36	432	434
Pool #928909,
6.00%, 12/1/37	30	32

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.0%(5) continued
Fannie Mae - 20.6% continued
Pool #928915,
6.00%, 11/1/37	$313	$332
Pool #930606,
4.00%, 2/1/39	4,851	4,688
Pool #932023,
5.00%, 1/1/38	2,159	2,220
Pool #934466,
5.50%, 9/1/23	2,347	2,484
Pool #940623,
5.50%, 8/1/37	996	1,043
Pool #943388,
6.00%, 6/1/37	2,462	2,612
Pool #943617,
6.00%, 8/1/37	1,882	1,997
Pool #945868,
5.50%, 8/1/37	5,101	5,345
Pool #945876,
5.50%, 8/1/37	873	915
Pool #946527,
7.00%, 9/1/37	335	367
Pool #947216,
6.00%, 10/1/37	659	699
Pool #949391,
5.50%, 8/1/22	198	210
Pool #953018,
6.50%, 10/1/37	2,904	3,113
Pool #953910,
6.00%, 11/1/37	1,677	1,779
Pool #955771,
6.50%, 10/1/37	4,200	4,502
Pool #959604,
6.50%, 11/1/37	501	537
Pool #959880,
5.50%, 11/1/37	1,999	2,095
Pool #962343,
5.00%, 3/1/38	4,635	4,762
Pool #962687,
5.00%, 4/1/38	2,433	2,499
Pool #963735,
4.50%, 6/1/23	795	820
Pool #965389,
6.00%, 10/1/23	784	837
Pool #966660,
6.00%, 12/1/37	79	84
Pool #968037,
6.00%, 1/1/38	2,091	2,218
Pool #970013,
4.50%, 6/1/38	975	974
Pool #971734,
4.50%, 4/1/37	860	859
Pool #972452,
5.50%, 3/1/38	5,565	5,831
Pool #975365,
5.00%, 6/1/23	689	721
Pool #976699,
5.00%, 4/1/28	595	615
Pool #976963,
5.50%, 2/1/38	12,320	12,941
Pool #981704,
5.00%, 6/1/23	1,818	1,902
Pool #981823,
4.99%, 6/1/38	636	667
Pool #981854,
5.50%, 7/1/38	3,600	3,773
Pool #984075,
4.50%, 6/1/23	1,538	1,585
Pool #986760,
5.50%, 7/1/38	6,652	6,971
Pool #987114,
5.50%, 9/1/23	163	172
Pool #987115,
5.50%, 9/1/23	746	790
Pool #992472,
6.00%, 10/1/38	927	983
Pool #992491,
4.50%, 10/1/23	1,069	1,102
Pool #993055,
5.50%, 12/1/38	1,356	1,421
Pool #995018,
5.50%, 6/1/38	1,930	2,024
Pool #995879,
6.00%, 4/1/39	2,570	2,727
Pool #AA2939,
4.50%, 4/1/39(4)	2,423	2,421
Pool #AA4482,
4.00%, 4/1/39(4)	4,127	3,988
Pool #AA4562,
4.50%, 9/1/39	1,821	1,819

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.0% (5) continued
Fannie Mae - 20.6% continued
Pool #AA8978,
4.50%, 7/1/39	$486	$485
Pool #AA9357,
4.50%, 8/1/39(4)	4,455	4,451
Pool #AC2947,
5.50%, 9/1/39	3,529	3,698
Pool #AC2969,
5.00%, 9/1/39	9,618	9,880
Pool #AC3263,
4.50%, 9/1/29	991	1,005
Pool #AC3312,
4.50%, 10/1/39	5,047	5,043
Pool #AC4861,
4.50%, 11/1/24	2,284	2,352
Pool #AC5040,
4.00%, 10/1/24	1,831	1,844
Pool #AC6118,
4.50%, 11/1/39	1,794	1,792
Pool TBA,
0.00%, 1/1/19(4)	4,650	4,677
4.50%, 1/21/21(4)	4,900	5,039
5.00%, 1/15/25(4)	4,900	5,121
5.00%, 4/1/33(4)	1,000	1,022
5.00%, 1/15/34(4)	9,750	10,004
4.00%, 1/15/40(4)	6,070	5,859
4.50%, 1/15/40(4)	20,500	20,462
5.50%, 1/15/40(4)	4,550	4,763
6.00%, 1/15/40(4)	2,700	2,859
6.50%, 1/15/40(4)	4,500	4,819

		360,004

Federal Home Loan Bank - 1.7%
4.38%, 10/22/10	3,000	3,089
4.63%, 2/18/11	4,205	4,390
2.63%, 5/20/11	5,000	5,120
5.38%, 8/19/11	1,000	1,067
4.88%, 11/18/11	500	534
1.88%, 6/20/12	1,000	1,007
1.63%, 11/21/12	2,000	1,986
3.38%, 2/27/13	3,750	3,904
4.00%, 9/6/13	5,000	5,310
5.38%, 5/18/16	3,500	3,869

		30,276

Freddie Mac - 7.6%
2.88%, 11/23/10	2,000	2,043
2.75%, 4/11/11	2,000	2,049
5.13%, 4/18/11	1,000	1,055
1.63%, 4/26/11	4,000	4,043
4.75%, 3/5/12	1,800	1,931
2.13%, 3/23/12	2,000	2,031
1.75%, 6/15/12	4,000	4,018
5.13%, 7/15/12	5,125	5,568
5.50%, 8/20/12	6,300	6,913
2.13%, 9/21/12	4,000	4,042
4.50%, 1/15/13	3,300	3,544
3.75%, 6/28/13	2,000	2,108
4.50%, 1/15/14	7,000	7,567
3.00%, 7/28/14	1,000	1,013
5.25%, 4/18/16	500	550
5.13%, 10/18/16	5,450	5,968
5.00%, 2/16/17	500	543
4.88%, 6/13/18	1,000	1,070
6.75%, 3/15/31	200	244
Pool #1B2125,
4.54%, 3/1/35	724	746
Pool #1B2934,
5.34%, 3/1/36	1,893	1,984
Pool #1B3264,
5.91%, 2/1/37	649	690
Pool #1B7328,
5.85%, 4/1/37	152	161
Pool #1B7359,
5.64%, 5/1/37	166	176
Pool #1G0321,
4.85%, 9/1/35	260	271
Pool #1G0911,
5.43%, 4/1/36	571	599
Pool #1G1506,
5.52%, 1/1/37	144	152
Pool #1G1623,
5.69%, 4/1/37	155	165
Pool #1G1763,
4.88%, 11/1/35	89	92
Pool #1G1790,
5.39%, 11/1/35	135	142
Pool #1G2620,
6.01%, 11/1/36	108	114

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.0% (5) continued
Freddie Mac - 7.6% continued
Pool #1G2638,
6.22%, 9/1/36	$129	$137
Pool #1G2675,
5.86%, 2/1/38	819	870
Pool #1G3611,
5.93%, 4/1/37	141	150
Pool #1H1348,
5.82%, 10/1/36	110	116
Pool #1H2569,
4.85%, 9/1/35	983	1,022
Pool #1H2605,
5.66%, 4/1/36	687	723
Pool #1J0345,
5.72%, 3/1/37	59	63
Pool #1J0355,
5.62%, 3/1/37	48	51
Pool #1J0365,
5.91%, 4/1/37	504	536
Pool #1J1390,
5.88%, 12/1/36	144	153
Pool #1J1634,
6.18%, 12/1/36	755	802
Pool #1J1646,
5.30%, 4/1/37	323	334
Pool #1L0078,
5.13%, 6/1/35	107	113
Pool #1L0130,
4.70%, 7/1/35	56	58
Pool #1L1214,
5.22%, 12/1/35	3,500	3,644
Pool #1L1480,
4.42%, 12/1/33	150	155
Pool #1N0243,
6.34%, 8/1/36	56	59
Pool #1N1746,
6.02%, 9/1/37	737	784
Pool #781274,
4.74%, 2/1/34	52	54
Pool #782905,
4.90%, 12/1/34	77	81
Pool #847755,
5.50%, 5/1/37	304	320
Pool TBA,
0.00%, 1/15/18(4)	4,800	4,932
5.50%, 1/30/30(4)	7,350	7,699
6.50%, 1/1/33(4)	1,000	1,067
5.00%, 1/15/33(4)	6,400	6,562
4.50%, 2/15/34(4)	1,000	995
6.00%, 2/1/37(4)	1,000	1,057
6.50%, 1/1/40(4)	4,400	4,709
4.00%, 1/15/40(4)	8,500	8,196
4.50%, 1/15/40(4)	13,078	13,045
6.00%, 1/15/40(4)	6,750	7,157

0.00%, 12/31/49(4)	6,000	6,037

		133,273

Freddie Mac Gold - 8.5%
Pool #A16753,
5.00%, 11/1/33	393	404
Pool #A17665,
5.00%, 1/1/34	1,129	1,162
Pool #A27950,
5.50%, 11/1/34	2,993	3,149
Pool #A31136,
5.50%, 1/1/35	460	484
Pool #A39306,
5.50%, 11/1/35	2,521	2,650
Pool #A46224,
5.00%, 7/1/35	291	299
Pool #A48104,
5.00%, 1/1/36	719	739
Pool #A51296,
6.00%, 8/1/36	465	495
Pool #A54897,
6.50%, 8/1/36	331	355
Pool #A56110,
5.50%, 12/1/36	1,086	1,140
Pool #A58690,
6.00%, 3/1/37	92	98
Pool #A58718,
5.50%, 3/1/37	374	392
Pool #A59081,
5.50%, 4/1/37	3,727	3,908
Pool #A60942,
5.00%, 5/1/37	575	590
Pool #A61560,
5.50%, 10/1/36	4,339	4,562
Pool #A61573,
5.00%, 9/1/34	2,691	2,773

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.0% (5) continued
Freddie Mac Gold - 8.5% continued
Pool #A61597,
5.50%, 12/1/35	$371	$390
Pool #A64474,
5.50%, 9/1/37	340	356
Pool #A68761,
5.50%, 9/1/37	1,934	2,028
Pool #A69169,
4.50%, 12/1/37	891	890
Pool #A69303,
6.00%, 11/1/37	1,143	1,214
Pool #A73778,
5.00%, 2/1/38	3,207	3,292
Pool #A78507,
5.00%, 6/1/38	6,063	6,224
Pool #A81606,
6.00%, 9/1/38	1,006	1,068
Pool #A83008,
5.50%, 11/1/38	6,663	6,987
Pool #A88476,
4.50%, 9/1/39(4)	5,479	5,471
Pool #A88566,
5.00%, 9/1/39	3,486	3,578
Pool #A89346,
4.50%, 10/1/39	5,977	5,969
Pool #B10630,
4.50%, 11/1/18	827	862
Pool #B17658,
4.50%, 1/1/20	33	35
Pool #B18502,
5.50%, 6/1/20	127	135
Pool #B18931,
4.50%, 3/1/20	156	162
Pool #C91009,
5.00%, 11/1/26	190	197
Pool #C91020,
5.50%, 3/1/27	410	432
Pool #C91247,
5.00%, 4/1/29	1,639	1,693
Pool #D97197,
5.00%, 2/1/27	282	292
Pool #D97498,
6.00%, 12/1/27	1,026	1,097
Pool #D97524,
5.50%, 1/1/28	1,200	1,265
Pool #D97564,
5.00%, 1/1/28	841	869
Pool #D98301,
4.50%, 7/1/29	1,987	2,015
Pool #E99030,
4.50%, 9/1/18	1,392	1,449
Pool #G01907,
4.50%, 8/1/34	451	453
Pool #G01974,
5.00%, 12/1/35	5,503	5,654
Pool #G02064,
5.00%, 2/1/36(4)	2,259	2,321
Pool #G02069,
5.50%, 3/1/36	419	441
Pool #G02386,
6.00%, 11/1/36	6,142	6,530
Pool #G02391,
6.00%, 11/1/36	169	180
Pool #G02540,
5.00%, 11/1/34	756	778
Pool #G02649,
6.00%, 1/1/37	351	374
Pool #G02702,
6.50%, 1/1/37	585	627
Pool #G02911,
6.00%, 4/1/37	263	279
Pool #G02973,
6.00%, 6/1/37	605	644
Pool #G03121,
5.00%, 6/1/36	2,111	2,169
Pool #G03134,
5.50%, 8/1/36	751	789
Pool #G03176,
5.00%, 8/1/37	843	865
Pool #G03218,
6.00%, 9/1/37	709	753
Pool #G03351,
6.00%, 9/1/37	1,159	1,231
Pool #G03513,
6.00%, 11/1/37	1,738	1,846
Pool #G03600,
7.00%, 11/1/37	722	788
Pool #G03696,
5.50%, 1/1/38	2,206	2,314

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.0% (5) continued
Freddie Mac Gold - 8.5% continued
Pool #G03936,
5.50%, 1/1/38	$4,815	$5,054
Pool #G03938,
6.00%, 2/1/38	3,629	3,854
Pool #G04287,
5.00%, 5/1/38	1,854	1,903
Pool #G04459,
5.50%, 6/1/38	2,192	2,298
Pool #G04611,
6.00%, 7/1/38	4,497	4,777
Pool #G04650,
6.50%, 9/1/38	4,162	4,458
Pool #G05082,
5.00%, 3/1/38	2,839	2,916
Pool #G05725,
4.50%, 11/1/39	1,790	1,787
Pool #G08189,
7.00%, 3/1/37	162	177
Pool #G08192,
5.50%, 4/1/37	1,070	1,122
Pool #G11776,
4.50%, 9/1/20	312	324
Pool #G12571,
4.00%, 1/1/22	718	725
Pool #G12673,
5.00%, 9/1/21	586	616
Pool #G12837,
4.50%, 4/1/22	987	1,024
Pool #G12868,
5.00%, 11/1/22	1,500	1,570
Pool #G12869,
5.00%, 9/1/22	1,154	1,211
Pool #G13136,
4.50%, 5/1/23	1,616	1,664
Pool #G13151,
6.00%, 3/1/23	1,153	1,234
Pool #G13201,
4.50%, 7/1/23	1,178	1,213
Pool #G13433,
5.50%, 1/1/24	1,000	1,059
Pool #G18220,
6.00%, 11/1/22	120	129
Pool #G30327,
4.50%, 1/1/27	330	335
Pool #J00991,
4.00%, 1/1/21	371	375
Pool #J02541,
4.00%, 9/1/20	324	327
Pool #J03041,
6.00%, 7/1/21	288	308
Pool #J03736,
5.50%, 11/1/21	318	338
Pool #J05307,
4.50%, 8/1/22	403	415
Pool #J06175,
5.00%, 5/1/21	281	296
Pool #J06465,
6.00%, 11/1/22	126	134
Pool #J06476,
5.50%, 11/1/22	530	562
Pool #J08098,
5.50%, 6/1/23	658	696
Pool #J08202,
5.00%, 7/1/23	673	704
Pool #J08454,
5.00%, 8/1/23	1,204	1,260
Pool #J08913,
5.50%, 10/1/23	706	748
Pool #J09148,
5.00%, 12/1/23	934	977
Pool #J09463,
5.00%, 3/1/24	845	884
Pool #J11136,
4.00%, 11/1/24	497	501

		148,181

Ginnie Mae I Pool - 3.4%
Pool #510835,
5.50%, 2/15/35	295	311
Pool #597889,
5.50%, 6/15/33	717	757
Pool #614169,
5.00%, 7/15/33	344	357
Pool #617739,
6.00%, 10/15/37	209	221
Pool #634431,
6.00%, 9/15/34	99	106
Pool #641416,
5.50%, 4/15/35	455	479

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.0% (5) continued
Ginnie Mae I Pool - 3.4% continued
Pool #646341,
6.00%, 11/15/36	$341	$361
Pool #648538,
5.00%, 12/15/35	512	529
Pool #651753,
5.50%, 3/15/36	277	291
Pool #658560,
6.50%, 8/15/36	978	1,041
Pool #661917,
7.00%, 4/15/37	254	277
Pool #670114,
6.50%, 7/15/37	300	320
Pool #675211,
6.50%, 3/15/38	409	435
Pool #675484,
5.50%, 6/15/38	1,373	1,441
Pool #676360,
6.50%, 10/15/37	292	311
Pool #687824,
5.50%, 8/15/38	1,717	1,801
Pool #687900,
5.00%, 9/15/38	491	506
Pool #687901,
5.00%, 9/15/38	1,730	1,783
Pool #688461,
6.00%, 5/15/38	1,952	2,065
Pool #692309,
6.00%, 1/15/39	794	840
Pool #695635,
7.00%, 10/15/38	127	138
Pool #698336,
4.50%, 5/15/39	6,970	6,987
Pool #699277,
6.00%, 9/15/38	844	893
Pool #700972,
5.50%, 11/15/38	744	780
Pool #701196,
6.00%, 10/15/38	1,127	1,192
Pool #703677,
5.50%, 6/15/39	999	1,048
Pool #704185,
5.50%, 1/15/39	1,423	1,493
Pool #710130,
7.00%, 1/15/39	521	567
Pool #723231,
4.00%, 10/15/39	997	965
Pool #726085,
4.00%, 11/15/24	996	1,012
Pool #781939,
6.00%, 7/15/34	1,528	1,624
Pool #782131,
5.50%, 12/15/36	741	778
Pool #782150,
5.50%, 4/15/37	715	750
Pool #782259,
5.00%, 2/15/36	867	894
Pool #782272,
5.50%, 2/15/38	1,791	1,879
Pool #782498,
6.00%, 12/15/38	969	1,025
Pool #782584,
5.00%, 3/15/39	1,462	1,505
Pool #782675,
4.50%, 6/15/24	964	1,001
Pool TBA,
4.00%, 1/15/40(4)	1,500	1,449
4.50%, 1/15/40(4)	7,100	7,104
5.00%, 12/31/49(4)	11,800	12,134

		59,450

Ginnie Mae II Pool - 2.1%
Pool #3570,
6.00%, 6/20/34	324	345
Pool #3665,
5.50%, 1/20/35	1,029	1,082
Pool #3852,
6.00%, 5/20/36	260	276
Pool #3879,
6.00%, 7/20/36	950	1,008
Pool #3910,
6.00%, 10/20/36	480	509
Pool #3994,
5.00%, 6/20/37	353	364
Pool #4018,
6.50%, 8/20/37	1,028	1,096
Pool #4026,
5.00%, 9/20/37	404	416
Pool #4027,
5.50%, 9/20/37	297	311

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.0% (5) continued
Ginnie Mae II Pool - 2.1% continued
Pool #4040,
6.50%, 10/20/37	$225	$240
Pool #4098,
5.50%, 3/20/38	1,531	1,606
Pool #4116,
6.50%, 4/20/38	513	547
Pool #4170,
6.00%, 6/20/38	1,217	1,291
Pool #4194,
5.50%, 7/20/38	3,430	3,600
Pool #4243,
5.00%, 9/20/38	870	896
Pool #4244,
5.50%, 9/20/38	917	963
Pool #4245,
6.00%, 9/20/38	593	629
Pool #4269,
6.50%, 10/20/38	600	640
Pool #4290,
5.50%, 11/20/38	693	728
Pool #4344,
6.00%, 1/20/39	1,020	1,081
Pool #4345,
6.50%, 1/20/39	621	663
Pool #4425,
5.50%, 4/20/39	1,291	1,355
Pool #4559,
5.00%, 10/20/39	2,389	2,460
Pool #654804,
6.00%, 5/20/36	418	444
Pool #782433,
6.00%, 10/20/38	1,945	2,063
Pool TBA,
0.00%, 1/1/34(4)	2,000	2,096
5.00%, 1/1/34(4)	3,600	3,700
4.50%, 1/15/40(4)	6,700	6,694

		37,103

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	654
5.25%, 9/15/39	1,650	1,635

		2,289

Total U.S. Government Agencies (Cost $754,882)		770,576

U.S. GOVERNMENT OBLIGATIONS - 28.9%
U.S. Treasury Bonds - 4.1%
8.75%, 8/15/20	1,450	2,051
7.88%, 2/15/21	1,550	2,083
8.00%, 11/15/21	2,125	2,894
7.13%, 2/15/23	2,000	2,565
6.25%, 8/15/23	11,550	13,795
7.63%, 2/15/25	165	223
6.00%, 2/15/26	6,750	7,897
5.38%, 2/15/31	1,000	1,105
4.50%, 2/15/36	475	468
4.75%, 2/15/37	7,335	7,496
5.00%, 5/15/37	4,575	4,859
4.38%, 2/15/38	8,890	8,534
4.50%, 5/15/38	1,700	1,665
3.50%, 2/15/39	6,000	4,914
4.25%, 5/15/39	12,250	11,492

		72,041

U.S. Treasury Notes - 24.8%
2.38%, 8/31/10	10,000	10,132
4.50%, 5/15/10	16,100	16,352
5.75%, 8/15/10	1,000	1,033
1.50%, 10/31/10	15,000	15,132
4.50%, 11/15/10	3,000	3,104
4.25%, 1/15/11	3,000	3,112
0.88%, 1/31/11	6,000	6,019
0.88%, 2/28/11	25,000	25,061
4.50%, 2/28/11	3,000	3,131
4.88%, 4/30/11	5,750	6,056
4.63%, 8/31/11	5,450	5,779
4.63%, 10/31/11	1,750	1,864
1.75%, 11/15/11	8,000	8,101
0.75%, 11/30/11	5,000	4,967
1.13%, 1/15/12	7,000	6,993
4.63%, 2/29/12	1,350	1,447
1.38%, 4/15/12	29,000	29,027
4.63%, 7/31/12	6,850	7,398
4.13%, 8/31/12	10,400	11,118
4.25%, 9/30/12	2,250	2,415
3.38%, 11/30/12	1,000	1,050
3.63%, 12/31/12	3,500	3,701
2.88%, 1/31/13	9,500	9,836
3.13%, 4/30/13	4,000	4,168
3.38%, 7/31/13	8,000	8,398
4.25%, 8/15/13	425	459
3.13%, 8/31/13	2,000	2,078

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 28.9% continued
U.S. Treasury Notes - 24.8% continued
3.13%, 9/30/13	$9,700	$10,081
2.75%, 10/31/13	17,500	17,922
2.00%, 11/30/13	4,700	4,675
1.75%, 3/31/14	5,000	4,881
1.88%, 4/30/14	15,000	14,692
2.63%, 6/30/14	10,500	10,576
2.63%, 7/31/14	3,000	3,015
4.25%, 8/15/14	2,000	2,158
2.38%, 8/31/14	2,500	2,482
2.38%, 9/30/14	17,000	16,857
2.38%, 10/31/14	30,000	29,674
2.13%, 11/30/14	5,000	4,882
2.63%, 12/31/14	25,000	24,928
4.00%, 2/15/15	2,000	2,126
4.50%, 11/15/15	2,000	2,166
5.13%, 5/15/16	3,000	3,346
3.25%, 6/30/16	10,000	10,029
4.63%, 11/15/16	2,600	2,813
4.63%, 2/15/17	2,500	2,699
4.50%, 5/15/17	1,850	1,978
4.75%, 8/15/17	2,400	2,604
4.25%, 11/15/17	2,950	3,092
3.50%, 2/15/18	6,250	6,199
3.88%, 5/15/18	3,300	3,351
4.00%, 8/15/18	20,750	21,193
3.75%, 11/15/18	2,300	2,300
2.75%, 2/15/19	13,000	11,968
3.63%, 8/15/19	3,000	2,949
3.38%, 11/15/19	10,000	9,619

		433,186

Total U.S. Government Obligations (Cost $505,135)		505,227

MUNICIPAL BONDS - 0.3%
California - 0.1%
Bay Area Toll Authority Tollway Bridge Revenue Bonds, Series F2, Build America Bonds,
6.26%, 4/1/49	225	216
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	869
California State Various Purpose Taxable G.O. Unlimited Revenue Bonds, Build America Bonds,
7.55%, 10/1/39	585	575
Los Angeles Unified School District Taxable G.O. Unlimited, Series KR, Build America Bonds,
5.75%, 7/1/34	335	308
University of California Revenue Bonds, Build America Bonds, Regents University,
6.27%, 5/15/31	200	204

		2,172

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	164

District of Columbia - 0.0%
District of Columbia Income TRB, Series E, Build America Bonds,
5.59%, 12/1/34	30	29

Illinois - 0.1%
Chicago Transit Authority, Sales & Transfer Tax Receipt Revenue Bonds, Series A,
6.90%, 12/1/40	300	313
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	1,025	857

		1,170

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	349

New Jersey - 0.0%
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	141

New York - 0.1%
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	84
New York City Transitional Finance Authority Revenue Bonds, Future Tax Secured, Build America Bonds,
5.77%, 8/1/36	300	291

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.3% continued
New York - 0.1% continued
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	$100	$99

		474

Ohio - 0.0%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series B, Build America Bonds,
6.45%, 2/15/44	200	198

Texas - 0.0%
North Texas Tollway Authority Taxable Revenue Bonds, Series B, Build America Bonds,
6.72%, 1/1/49	125	131

Total Municipal Bonds (Cost $5,037)		4,828

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.7%
Northern Institutional Funds - Diversified Assets Portfolio 4069214(6) (7)	204,196,210	$204,196

Total Investment Companies (Cost $204,196)		204,196

Total Investments - 110.4% (Cost $1,896,324)		1,932,189

Liabilities less Other Assets - (10.4)%		(181,876)

NET ASSETS - 100.0%		$1,750,313

(1)	Restricted security that has been deemed illiquid. At December 31, 2009, the value of these restricted illiquid securities amounted to approximately $2,388,000 or 1.36% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 1/15/20	10/13/09	$447

Cenovus Energy, Inc.,
4.50%, 9/15/14	9/15/09	50

Cenovus Energy, Inc.,
6.75%, 11/15/39	9/15/09	65

DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19	9/14/09 - 9/15/09	497

L-3 Communications Corp.,
5.2%, 10/15/19	09/29/09	249

Mead Johnson Nutrition Co.,
5.90%, 11/1/39	11/04/09	51

News America, Inc.,
6.90%, 8/15/39	8/20/09 - 10/08/09	324

Republic Services, Inc.,
5.50%, 9/15/19	8/31/09	119

Republic Services, Inc.,
5.25%, 11/15/21	11/18/09	500

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds. (3) Issuer has defaulted on terms of debt obligation.
(4)	When-Issued Security.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed. (6) Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(7)	The fund had approximately $204,196,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,896,324

Gross tax appreciation of investments	$48,790
Gross tax depreciation of investments	(12,925)

Net tax appreciation of investments	$35,865

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary source. The Fund valued certain securities using a quote from a third party provider. The Fund valued certain securities using a quote from a single provider. The Fund valued certain securities at cost as cost was deemed to be an accruate representation of fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities
Automobile	$—	$2,909	$—	$2,909
Commercial Mortgage
Services	—	54,289	—	54,289
Credit Card	—	3,825	396	4,221
Regional	—	108	—	108
Utilities	—	675	957	1,632
Corporate Bonds
Aerospace/Defense	—	5,484	247	5,731
Agriculture	—	3,768	—	3,768
Airlines	—	382	—	382
Apparel	—	32	—	32
Auto Manufacturers	—	1,227	—	1,227
Auto Parts & Equipment	—	79	—	79
Banks	—	66,821	—	66,821
Beverages	—	5,141	459	5,600
Biotechnology	—	978	—	978
Building Materials	—	207	—	207
Chemicals	—	5,096	—	5,096
Commerical Services	—	510	—	510
Computers	—	4,140	—	4,140
Cosmetics/Personal Care	—	1,960	—	1,960
Diversified Financial Services	—	39,441	—	39,441
Electric	—	25,098	—	25,098
Electrical Components & Equipment	—	581	—	581
Environmental Control	—	1,152	614	1,766
Food	—	7,040	—	7,040
Forest Products & Paper	—	918	—	918
Gas	—	815	—	815
Healthcare - Products	—	1,537	—	1,537
Healthcare - Services	—	3,348	—	3,348
Home Furnishings	—	257	—	257
Household Products/Wares	—	1,687	—	1,687
Insurance	—	10,780	—	10,780
Iron/Steel	—	377	—	377
Lodging	—	205	—	205
Machinery - Construction & Mining	—	137	—	137
Machinery - Diversified	—	329	—	329
Media	—	13,228	847	14,075
Mining	—	2,283	—	2,283
Miscellaneous Manufacturing	—	3,308	—	3,308
Office/Business Equipment	—	1,219	—	1,219
Oil & Gas	—	9,370	—	9,370
Oil & Gas Services	—	466	—	466
Packaging & Containers	—	69	—	69
Pharmaceuticals	—	11,470	49	11,519
Pipelines	—	7,923	—	7,923
Real Estate	—	23	—	23
Real Estate Investment Trusts	—	3,002	—	3,002
Retail	—	9,749	—	9,749
Savings & Loans	—	78	—	78
Software	—	2,558	—	2,558
Telecommunications	—	18,866	—	18,866
Transportation	—	3,994	—	3,994
Water	—	75	—	75
Foreign Issuer Bonds
Banks	—	21,465	—	21,465
Beverages	—	1,344	—	1,344
Building Materials	—	239	—	239
Chemicals	—	660	—	660
Diversified Financial
Services	—	2,083	—	2,083
Electric	—	1,577	—	1,577
Electronics	—	466	—	466
Healthcare - Products	—	352	—	352
Holding Companies - Diversified	—	109	—	109
Insurance	—	232	—	232
Iron/Steel	—	997	—	997
Media	—	411	—	411
Mining	—	4,832	—	4,832
Miscellaneous Manufacturing	—	997	—	997
Multi-National	—	16,838	198	17,036
Oil & Gas	—	9,600	122	9,722
Oil & Gas Services	—	1,179	—	1,179
Pharmaceuticals	—	1,952	—	1,952
Pipelines	—	1,387	—	1,387
Regional	—	5,477	—	5,477
Sovereign	—	20,802	—	20,802
Telecommunications	—	10,778	—	10,778
Transportation	—	682	—	682

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS BOND INDEX FUND continued	DECEMBER 31, 2009 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies
Fannie Mae	$—	$358,989		$1,015	$360,004
Federal Home Loan Bank	—	30,276		—	30,276
Freddie Mac	—	133,273		—	133,273
Freddie Mac Gold	—	148,181		—	148,181
Ginnie Mae I Pool	—	59,450		—	59,450
Ginnie Mae II Pool	—	37,103		—	37,103
Tennessee Valley Authority	—	2,289		—	2,289
U.S. Government Obligations	—	505,227	(1)	—	505,227
Municipal Bonds	—	4,828	(1)	—	4,828
Investment Companies	204,196	—		—	204,196

Total Investments	$204,196	$1,723,089		$4,904	$1,932,189

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Asset-Backed Securities
Credit Card	$—	$—	$(4)	$400	$—	$396
Utilities	358	—	(54)	653	—	957
Corporate Bonds
Aerospace/Defense	—	—	(2)	249	—	247
Banks	105	—	3	—	(108)	—
Beverages	—	—	12	447	—	459
Computers	243	—	(7)	(236)	—	—
Environmental Control	—	—	(5)	619	—	614
Insurance	85	(212)	307	(180)	—	—
Media	280	—	46	521	—	847
Pharmaceuticals	—	—	(1)	50	—	49
Telecommunications	1,257	—	2	(1,259)	—	—
Foreign Issuer Bonds
Multi-National	197	—	1	—	—	198
Oil & Gas	—	—	7	115	—	122
Sovereign	648	(1)	28	151	(826)	—
U.S. Government Agencies
Fannie Mae	3,007	(20)	11	(1,983)	—	1,015

Total	$6,180	$(233)	$344	$(453)	$(934)	$4,904

The amount of change in total unrealized gain on investments in Level 3 securities still held at December 31, 2009 was approximately $1,000.

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.0%
Commercial Mortgage Services - 2.0%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$11,490	$11,672
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	5,605	5,680
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	4,700	4,803

		22,155

Total Asset-Backed Securities
(Cost $21,890)		22,155

CORPORATE BONDS - 25.4%
Aerospace/Defense - 1.5%
BAE Systems Holdings, Inc.,
6.38%, 6/1/19(1) (2)	5,735	6,169
L-3 Communications Corp.,
6.38%, 10/15/15	5,005	5,024
Meccanica Holdings USA,
6.25%, 1/15/40(1) (2)	6,150	6,157

		17,350

Agriculture - 1.2%
Altria Group, Inc.,
9.95%, 11/10/38	4,800	6,257
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	1,535	1,750
Lorillard Tobacco Co.,
8.13%, 6/23/19	5,235	5,755

		13,762

Banks - 3.8%
Citigroup, Inc.,
6.01%, 1/15/15	3,320	3,390
8.50%, 5/22/19	6,580	7,598
Goldman Sachs Group (The), Inc.,
5.15%, 1/15/14	2,960	3,131
5.95%, 1/18/18	2,910	3,073
JP Morgan Chase & Co.,
6.00%, 1/15/18	4,500	4,838
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	5,325	5,701
Morgan Stanley,
4.20%, 11/20/14	3,345	3,347
6.25%, 8/28/17	3,500	3,653
7.30%, 5/13/19	2,740	3,077
SunTrust Bank,
0.38%, 5/21/12	5,600	5,359

		43,167

Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.,
6.88%, 11/15/19(1) (2)	5,610	6,263
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	2,250	2,252

		8,515

Chemicals - 0.5%
Mosaic (The) Co.,
7.63%, 12/1/16(2)	4,765	5,208

Commercial Services - 0.4%
Erac USA Finance Co.,
6.38%, 10/15/17(2)	1,405	1,419
7.00%, 10/15/37(1) (2)	2,595	2,540

		3,959

Diversified Financial Services - 2.5%
BlackRock, Inc.,
5.00%, 12/10/19	5,785	5,685
Capital One Bank USA N.A.,
8.80%, 7/15/19	5,300	6,263
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	3,995	4,080
John Deere Capital Corp.,
5.25%, 10/1/12	4,965	5,362
Merrill Lynch & Co., Inc.,
6.05%, 5/16/16	1,435	1,448
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	627	639
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	4,385	4,356

		27,833

Electronics - 0.8%
Agilent Technologies, Inc.,
6.50%, 11/1/17	5,485	5,805
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12(1) (2)	2,630	2,594
3.25%, 11/18/14(1) (2)	1,050	1,029

		9,428

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.4% continued
Environmental Control - 0.4%
Allied Waste North America, Inc.,
6.13%, 2/15/14	$3,975	$4,044

Forest Products & Paper - 0.4%
International Paper Co.,
7.95%, 6/15/18	3,600	4,152

Healthcare - Products - 0.4%
Boston Scientific Corp.,
6.00%, 1/15/20	4,485	4,583

Insurance - 3.8%
Aflac, Inc.,
6.90%, 12/17/39	1,790	1,763
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	1,849	1,823
Metropolitan Life Global Funding I,
2.88%, 9/17/12(2)	6,690	6,742
5.13%, 4/10/13(1) (2)	1,255	1,330
5.13%, 6/10/14(1) (2)	2,915	3,085
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	5,555	5,835
Pricoa Global Funding I,
4.20%, 1/15/10(1) (2)	6,000	6,000
5.45%, 6/11/14(1) (2)	5,735	6,085
Protective Life Corp.,
8.45%, 10/15/39	5,605	5,407
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(2)	4,450	4,600

		42,670

Iron/Steel - 0.8%
ArcelorMittal USA, Inc.,
6.50%, 4/15/14	4,130	4,408
Steel Dynamics, Inc.,
7.38%, 11/1/12	4,475	4,609

		9,017

Lodging - 0.4%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	4,580	4,575

Media - 1.0%
Comcast Corp.,
6.55%, 7/1/39	2,130	2,233
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
7.63%, 5/15/16	4,340	4,742
Time Warner Cable, Inc.,
5.00%, 2/1/20	3,930	3,811

		10,786

Metal Fabrication/Hardware - 0.5%
Commercial Metals Co.,
7.35%, 8/15/18	4,845	5,165

Office/Business Equipment - 0.6%
Xerox Corp.,
5.50%, 5/15/12	3,975	4,201
4.25%, 2/15/15	2,445	2,428

		6,629

Oil & Gas - 1.5%
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	7,385	7,535
Questar Market Resources, Inc.,
6.80%, 3/1/20	2,070	2,158
Rowan Cos, Inc.,
7.88%, 8/1/19	4,385	4,879
XTO Energy, Inc.,
4.63%, 6/15/13	2,270	2,413

		16,985

Oil & Gas Services - 0.3%
Smith International, Inc.,
9.75%, 3/15/19	2,525	3,198

Packaging & Containers - 0.5%
Ball Corp.,
7.13%, 9/1/16	2,245	2,301
Crown Americas LLC/Crown Americas Capital Corp.,
7.75%, 11/15/15	3,350	3,467

		5,768

Pharmaceuticals - 0.2%
Express Scripts, Inc.,
5.25%, 6/15/12	2,515	2,672

Pipelines - 1.1%
El Paso Corp.,
8.25%, 2/15/16	6,175	6,592
Enterprise Products Operating LLC,
4.60%, 8/1/12	3,295	3,480

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.4% continued
Pipelines - 1.1% continued
Plains All American Pipeline LP/PAA Finance Corp.,
4.25%, 9/1/12	$2,405	$2,482

		12,554

Real Estate Investment Trusts - 0.0%
iStar Financial, Inc.,
10.00%, 6/15/14(1) (2)	402	350

Retail - 0.7%
CVS Caremark Corp.,
6.60%, 3/15/19	3,120	3,414
6.13%, 9/15/39	4,895	4,852

		8,266

Telecommunications - 1.3%
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18	2,650	3,287
Verizon Communications, Inc.,
7.35%, 4/1/39	4,655	5,400
Windstream Corp.,
7.88%, 11/1/17(2)	6,370	6,291

		14,978

Total Corporate Bonds (Cost $277,948)		285,614

FOREIGN ISSUER BONDS - 8.7%
Banks - 3.4%
ANZ National Int’l Ltd.,
2.38%, 12/21/12(2)	10,940	10,860
Barclays Bank PLC,
5.00%, 9/22/16	6,500	6,642
Credit Suisse,
5.00%, 5/15/13	6,940	7,401
5.50%, 5/1/14	2,315	2,512
Westpac Banking Corp.,
2.25%, 11/19/12	6,800	6,784
4.88%, 11/19/19	3,795	3,746

		37,945

Beverages - 0.3%
SABmiller PLC,
5.50%, 8/15/13(1) (2)	3,160	3,365

Electric - 0.3%
TransAlta Corp.,
4.75%, 1/15/15	3,030	3,051

Insurance - 1.1%
Allied World Assurance Holdings Ltd.,
7.50%, 8/1/16	2,620	2,798
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	5,600	4,088
XL Capital Ltd.,
6.50%, 4/15/17	7,200	5,436

		12,322

Media - 0.1%
Grupo Televisa S.A.,
6.63%, 1/15/40(1) (2)	1,850	1,829

Mining - 1.2%
Anglo American Capital PLC,
9.38%, 4/8/14(1) (2)	2,950	3,540
Teck Resources Ltd.,
10.75%, 5/15/19	5,980	7,146
Vale Overseas Ltd.,
6.88%, 11/10/39	2,840	2,859

		13,545

Miscellaneous Manufacturing - 0.9%
Bombardier, Inc.,
8.00%, 11/15/14(1) (2)	2,120	2,202
Tyco Electronics Group S.A.,
6.00%, 10/1/12	5,942	6,304
Tyco International Finance S.A.,
4.13%, 10/15/14	1,970	2,014

		10,520

Oil & Gas - 1.0%
Nexen, Inc.,
6.40%, 5/15/37	2,280	2,297
7.50%, 7/30/39	2,705	3,101
Petrobras International Finance Co.,
6.88%, 1/20/40	5,670	5,827

		11,225

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Telecommunications - 0.4%
America Movil S.A.B de C.V.,
5.63%, 11/15/17	$4,300	$4,452

Total Foreign Issuer Bonds (Cost $98,377)		98,254

U.S. GOVERNMENT AGENCIES - 42.8% (3)
Fannie Mae - 31.9%
Pool #190371,
6.50%, 7/1/36	1,380	1,481
Pool #255452,
5.50%, 10/1/19	4,252	4,533
Pool #257314,
5.00%, 8/1/23	5,322	5,568
Pool #535714,
7.50%, 1/1/31	144	163
Pool #545003,
8.00%, 5/1/31	7	8
Pool #545437,
7.00%, 2/1/32	301	334
Pool #545556,
7.00%, 4/1/32	204	227
Pool #555189,
7.00%, 12/1/32	1,139	1,257
Pool #581806,
7.00%, 7/1/31	506	563
Pool #695066,
5.50%, 4/1/33	6,217	6,534
Pool #725424,
5.50%, 4/1/34	14,773	15,527
Pool #725787,
5.00%, 9/1/19	10,693	11,253
Pool #735893,
5.00%, 10/1/35	18,930	19,463
Pool #796457,
6.00%, 9/1/34	7,029	7,497
Pool #797773,
5.00%, 3/1/20	1,170	1,230
Pool #829125,
5.50%, 10/1/35	11,824	12,421
Pool #831810,
6.00%, 9/1/36	12,881	13,683
Pool #845182,
5.50%, 11/1/35	11,311	11,881
Pool #869217,
5.45%, 2/1/36	8,008	8,391
Pool #871232,
6.00%, 4/1/36	8,941	9,497
Pool #889266,
4.50%, 3/1/23	3,901	4,020
Pool #890001,
5.00%, 2/1/38	11,121	11,434
Pool #890009,
5.50%, 9/1/36	12,465	13,101
Pool #893082,
5.82%, 9/1/36	5,540	5,864
Pool #919638,
5.50%, 9/1/37	10,481	10,983
Pool #934476,
4.50%, 3/1/23	5,517	5,686
Pool #946869,
6.00%, 9/1/37	3,786	4,016
Pool #955782,
6.50%, 10/1/37	2,075	2,224
Pool #988916,
5.00%, 8/1/23	2,829	2,960
Pool #991529,
6.00%, 11/1/38	11,226	11,901
Pool #993739,
6.00%, 9/1/38	5,501	5,835
Pool TBA,
5.00%, 1/1/34(3) (4)	26,741	27,439
4.50%, 1/15/40(3) (4)	50,675	50,580
5.50%, 1/15/40(3) (4)	33,298	34,854
6.00%, 1/15/40(3) (4)	20,750	21,976
6.50%, 1/15/40(3) (4)	13,303	14,247

		358,631

Freddie Mac - 3.5%
Pool #1B3575,
6.12%, 9/1/37	5,947	6,353
Pool #1G2296,
6.17%, 11/1/37	9,514	10,170
Pool #1J0365,
5.91%, 4/1/37	6,440	6,842
Pool #1J2840,
5.94%, 9/1/37	4,264	4,529
Pool #848076,
5.57%, 6/1/38	7,092	7,456

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 42.8% (3) continued
Freddie Mac - 3.5% continued
Pool TBA,
6.50%, 1/1/40(3) (4)	$3,750	$4,014

		39,364

Freddie Mac Gold - 6.7%
Pool #A61560,
5.50%, 10/1/36	12,013	12,629
Pool #A62213,
6.00%, 6/1/37	9,685	10,288
Pool #A65182,
6.50%, 9/1/37	12,764	13,675
Pool #C00910,
7.50%, 1/1/30	500	562
Pool #C02790,
6.50%, 4/1/37	6,572	7,041
Pool #C02838,
5.50%, 5/1/37	9,226	9,676
Pool #G01954,
5.00%, 11/1/35	9,089	9,338
Pool #G02869,
5.00%, 11/1/35	12,179	12,513

		75,722

Ginnie Mae I Pool - 0.3%
Pool #627123,
5.50%, 3/15/34	2,887	3,044

Government National Mortgage Association - 0.4%
Series 2008, Class 8A,
3.61%, 11/16/27	4,652	4,743

Total U.S. Government Agencies (Cost $467,973)		481,504

U.S. GOVERNMENT OBLIGATIONS - 13.0%
U.S. Treasury Bonds - 2.5%
4.50%, 8/15/39	28,683	28,033

U.S. Treasury Notes - 10.5%
1.13%, 12/15/12	34,602	34,048
2.63%, 12/31/14	36,920	36,813
3.25%, 12/31/16	2	2
3.38%, 11/15/19	48,781	46,922

		117,785

Total U.S. Government Obligations (Cost $147,912)		145,818

MUNICIPAL BONDS - 1.5%
California - 0.5%
Los Angeles Unified School District Taxable G.O. Unlimited, Series KR, Build America Bonds,
5.75%, 7/1/34	5,550	5,113

New York - 0.6%
Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	1,695	1,893
New York City Transitional Finance Authority Revenue Bonds, Future Tax Secured, Build America Bonds,
5.77%, 8/1/36	5,630	5,456

		7,349

Ohio - 0.4%
American Municipal Power-Ohio, Inc.,
6.45%, 2/15/44	4,590	4,545

Total Municipal Bonds (Cost $17,518)		17,007

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Leap Wireless International, Exp.
4/15/10, Strike $96.80(2) (5) *	500	$—

Total Warrants (Cost $5)		—

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 16.6%
Northern Institutional Funds - Diversified Assets Portfolio (6) (7)	187,293,137	$187,293

Total Investment Companies (Cost $187,293)		187,293

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.26%, 2/11/10	$2,500	$2,500

Total Short-Term Investments (Cost $2,500)		2,500

Total Investments - 110.2% (Cost $1,221,416)		1,240,145

Liabilities less Other Assets - (10.2)%		(115,131)

NET ASSETS - 100.0%		$1,125,014

(1)	Restricted security that has been deemed illiquid. At December 31, 2009, the value of these restricted illiquid securities amounted to approximately $69,497,000 or 6.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anglo American Capital PLC,
9.38%, 4/8/14	4/2/09	$2,950

Anheuser-Busch InBev Worldwide, Inc.,
6.88%, 11/15/19	11/6/09	6,263

BAE Systems Holdings, Inc.,
6.38%, 6/1/19	6/1/09 - 8/3/09	5,916

Bombardier, Inc.,
8.00%, 11/15/14	12/17/09	2,207

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07 - 6/27/07	5,516

Erac USA Finance Co.,
7.00%, 10/15/37	10/10/07	2,573

Grupo Televisa S.A.,
6.63%, 1/15/40	11/23/09	1,819

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	4,574

iStar Financial, Inc.,
10.00%, 6/15/14	4/26/06	785

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09 - 10/20/09	1,652

Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09 - 11/17/09	6,174

Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	1,338

Metropolitan Life Global Funding I,
5.13%, 6/10/14	6/3/09	2,900

News York Life Global Funding,
4.65%, 5/9/13	10/27/09	5,903

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	627

Pricoa Global Funding I,
4.20%, 1/15/10	3/12/09 - 3/13/09	5,550

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	5,723

SABmiller PLC,
5.50%, 8/15/13	3/6/09	3,021

Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	11/13/09	2,626

Thermo Fisher Scientific, Inc.,
3.25%, 11/18/14	11/13/09	1,049

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(6)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(7)	The fund had approximately $187,293,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,221,416

Gross tax appreciation of investments	$28,137
Gross tax depreciation of investments	(9,408)

Net tax appreciation of investments	$18 ,729

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuations techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$22,155	(1)	$—	$22,155
Corporate Bonds
Aerospace/Defense	—	5,024		12,326	17,350
Agriculture	—	13,762		—	13,762
Banks	—	43,167		—	43,167
Beverages	—	2,252		6,263	8,515
Chemicals	—	5,208		—	5,208
Commercial Services	—	1,419		2,540	3,959
Diversified Financial
Services	—	27,194		639	27,833
Electronics	—	5,805		3,623	9,428
Environmental Control	—	4,044		—	4,044
Forest Products & Paper	—	4,152		—	4,152
Healthcare - Products	—	4,583		—	4,583
Insurance	—	18,513		24,157	42,670
Iron/Steel	—	9,017		—	9,017
Lodging	—	—		4,575	4,575
Media	—	10,786		—	10,786
Metal Fabrication/
Hardware	—	5,165		—	5,165
Office/Business
Equipment	—	6,629		—	6,629
Oil & Gas	—	16,985		—	16,985
Oil & Gas Services	—	3,198		—	3,198
Packaging & Containers	—	5,768		—	5,768
Pharmaceuticals	—	2,672		—	2,672
Pipelines	—	12,554		—	12,554
Real Estate Investment
Trusts	—	—		350	350
Retail	—	8,266		—	8,266
Telecommunications	—	14,978		—	14,978
Foreign Issuer Bonds
Banks	—	37,945		—	37,945
Beverages	—	—		3,365	3,365
Electric	—	3,051		—	3,051
Insurance	—	8,234		4,088	12,322
Media	—	—		1,829	1,829
Mining	—	10,005		3,540	13,545
Miscellaneous
Manufacturing	—	8,318		2,202	10,520
Oil & Gas	—	11,225		—	11,225
Telecommunications	—	4,452		—	4,452
U.S. Government Agencies	—	481,504	(1)	—	481,504
U.S. Government Obligations	—	145,818	(1)	—	145,818
Municipal Bonds	—	17,007	(1)	—	17,007
Investment Companies	187,293	—		—	187,293
Short-Term Investments	—	2,500		—	2,500

Total Investments	$187,293	$983,355		$69,497	$1,240,145

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	DECEMBER 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Corporate Bonds
Aerospace/Defense	$—	$—	$236	$12,090	$—	$12,326
Beverages	—	(59)	—	6,322	—	6,263
Commercial Services	1,511	—	1,029	—	—	2,540
Diversified Financial Services	800	—	(161)	—	—	639
Electronics	—	—	(52)	3,675	—	3,623
Insurance	5,574	—	1,066	17,517	—	24,157
Lodging	—	—	1	—	4,574	4,575
Media	2,953	—	—	—	(2,953)	—
Pipelines	2,517	—	—	—	(2,517)	—
Real Estate Investment Trusts	—	—	(435)	785	—	350
Telecommunications	12,562	—	—	—	(12,562)	—
Foreign Issuer Bonds
Beverages	3,044	—	321	—	—	3,365
Insurance	1,518	—	2,570	—	—	4,088
Media	—	—	10	1,819	—	1,829
Mining	—	—	590	2,950	—	3,540
Miscellaneous
Manufacturing	—	—	(5)	2,207	—	2,202

Total	$30,479	$(59)	$5,170	$47,365	$(13,458)	$69,497

The amount of change in total unrealized gain on investments in Level 3 securities still held at December 31, 2009 was approximately $4,496,000.

FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 97.9%
British Pound Sterling - 5.4%
Treasury of Great Britain,
8.00%, 9/27/13	$145	$282
5.00%, 9/7/14	375	664
4.75%, 9/7/15	260	456
4.50%, 3/7/19	370	620
5.00%, 3/7/25	419	719
4.75%, 12/7/30	150	251
4.25%, 3/7/36	450	703
4.75%, 12/7/38	280	477

		4,172

Canadian Dollar - 2.0%
Government of Canada,
5.00%, 6/1/14	1,230	1,292
8.00%, 6/1/23	190	256

		1,548

Danish Krone - 0.5%
Government of Denmark,
4.00%, 11/15/12	100	20
4.00%, 11/15/19	2,125	419

		439

Euro - 39.8%
Buoni Poliennali Del Tesoro,
3.75%, 9/15/11	643	956
4.25%, 10/15/12	510	773
3.50%, 6/1/14	550	811
3.75%, 8/1/16	500	739
4.50%, 8/1/18	330	500
4.50%, 3/1/19	550	828
5.00%, 3/1/25	550	832
5.25%, 11/1/29	490	755
5.00%, 8/1/39	170	253
Deutschland Bundesrepublik,
4.25%, 7/4/17	750	1,158
4.00%, 1/4/18	100	152
3.50%, 7/4/19	240	348
6.25%, 1/4/24	285	515
5.63%, 1/4/28	320	545
5.50%, 1/4/31	95	161
4.75%, 7/4/40	150	239
Government of Austria,
5.25%, 1/4/11	315	471
5.00%, 7/15/12 (2)	1,180	1,827
Government of Belgium,
5.00%, 9/28/11	400	609
5.00%, 9/28/12	360	560
4.25%, 9/28/14	502	771
4.00%, 3/28/18	260	386
Government of France O.A.T.,
5.50%, 4/25/10	120	175
4.00%, 10/25/13	250	382
3.50%, 4/25/15	230	343
3.00%, 10/25/15	1,106	1,601
5.00%, 10/25/16	385	618
3.75%, 10/25/19	525	762
5.50%, 4/25/29	400	671
4.00%, 10/25/38	1,000	1,380
Government of France Treasury Note BTAN,
1.50%, 9/12/11	1,828	2,633
Government of Ireland,
5.00%, 4/18/13	100	153
4.60%, 4/18/16	1,277	1,895
4.50%, 10/18/18	245	350
Government of Netherlands,
4.25%, 7/15/13	1,283	1,976
3.75%, 7/15/14	380	575
4.00%, 7/15/18	250	374
Government of Spain,
3.25%, 7/30/10	188	273
4.20%, 7/30/13	270	410
3.30%, 10/31/14	260	379
3.15%, 1/31/16	260	371
4.30%, 10/31/19	250	368
4.80%, 1/31/24	240	359
6.00%, 1/31/29	110	185
Portugal Obrigacoes do Tesouro OT,
5.15%, 6/15/11	300	452

		30,874

Japanese Yen - 22.9%
Government of Japan Five Year Bonds,
0.80%, 12/20/13	70,000	765
Government of Japan Ten Year Bonds,
1.40%, 9/20/11	102,000	1,119
1.40%, 9/20/13	190,000	2,121
1.30%, 3/20/15	90,000	1,005

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 97.9% continued
Japanese Yen - 22.9% continued
1.50%, 3/20/15	$57,000	$643
1.50%, 9/20/15	272,300	3,073
1.50%, 12/20/17	220,000	2,458
1.30%, 12/20/18	40,000	435
1.30%, 9/20/19	18,500	199
Government of Japan Thirty Year Bonds,
2.50%, 9/20/37	41,000	464
2.20%, 9/20/39	19,000	202
Government of Japan Twenty Year Bonds,
1.90%, 3/22/21	180,000	2,024
1.80%, 6/20/23	50,000	541
2.10%, 12/20/27	172,000	1,870
1.90%, 12/20/28	80,000	838

		17,757

United States Dollar - 27.3%
Freddie Mac,
5.13%, 7/15/12	750	815
U.S. Treasury Bonds,
8.75%, 5/15/17	300	405
8.50%, 2/15/20	250	346
7.13%, 2/15/23	561	719
6.25%, 8/15/23	600	717
6.63%, 2/15/27	350	437
6.38%, 8/15/27	140	171
6.13%, 8/15/29	50	60
5.38%, 2/15/31	40	44
4.50%, 2/15/36	265	261
4.25%, 5/15/39	500	469
U.S. Treasury Notes,
4.75%, 3/31/11	585	614
1.00%, 7/31/11	1,511	1,513
0.75%, 11/30/11	2,000	1,987
2.88%, 1/31/13	1,150	1,191
2.75%, 2/28/13	1,024	1,055
4.25%, 11/15/13	234	253
2.00%, 11/30/13	1,000	995
1.88%, 4/30/14	830	813
2.63%, 6/30/14	1,500	1,511
2.13%, 11/30/14	900	879
4.13%, 5/15/15	650	693
4.88%, 8/15/16	1,500	1,650
3.13%, 10/31/16	600	592
4.25%, 11/15/17	822	862
3.38%, 11/15/19	2,250	2,164

		21,216

Total Debt Obligations (Cost $72,646)		76,006

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.0%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	18,282	$18

Total Investment Companies (Cost $18)		18

Total Investments - 97.9% (Cost $72,664)		76,024

Other Assets less Liabilities - 2.1%		1,594

NET ASSETS - 100.0%		$77,618

(1)	Principal amounts stated in local currencies.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	The fund had approximately $18,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.

Percentages shown are based on Net Assets.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

At December 31, 2009, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	236	U.S. Dollar	215	1/15/10	$3
British Pound	195	U.S. Dollar	319	1/15/10	4
Canadian Dollar	574	U.S. Dollar	540	1/15/10	(9)
Danish Krone	2,203	U.S. Dollar	439	1/15/10	15
Euro	776	U.S. Dollar	1,118	1/15/10	5
Euro	349	U.S. Dollar	500	1/15/10	—
Euro	6,410	U.S. Dollar	9,550	1/15/10	361
U.S. Dollar	598	Australian Dollar	656	1/15/10	(10)
U.S. Dollar	1,044	British Pound	640	1/15/10	(10)
U.S. Dollar	521	Danish Krone	2,605	1/15/10	(19)
U.S. Dollar	4,154	Euro	2,814	1/15/10	(120)
U.S. Dollar	4,501	Japanese Yen	413,600	1/15/10	(59)
U.S. Dollar	441	Swedish Krona	3,020	1/15/10	(18)

Total					$143

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$72,664

Gross tax appreciation of investments	$4,410
Gross tax depreciation of investments	(1,050)

Net tax appreciation of investments	$3,360

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using a quote from a third party provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Debt Obligations
British Pound Sterling	$—	$4,172	$—	$4,172
Canadian Dollar	—	1,548	—	1,548
Danish Krone	—	439	—	439
Euro	—	30,874	—	30,874
Japanese Yen	17,757	—	—	17,757
United States Dollar	—	21,216	—	21,216
Investment Companies	18	—	—	18

Total Investments	$17,775	$58,249	$—	$76,024

Other Financial Instruments*	$—	$143	$—	$143

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 9/30/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Japanese Yen	$17,392	$629	$596	$(4,146)	$(14,471)	$—

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5%
Aerospace/Defense - 0.6%
BE Aerospace, Inc.,
8.50%, 7/1/18	$7,935	$8,411
Moog, Inc.,
7.25%, 6/15/18	7,575	7,319

		15,730

Agriculture - 0.7%
Alliance One International, Inc.,
10.00%, 7/15/16(1)	17,735	18,622

Auto Manufacturers - 0.6%
Navistar International Corp.,
8.25%, 11/1/21	13,750	14,094

Auto Parts & Equipment - 3.3%
Affinia Group, Inc.,
9.00%, 11/30/14	17,326	16,806
American Axle & Manufacturing, Inc.,
7.88%, 3/1/17	10,415	8,801
ArvinMeritor, Inc.,
8.13%, 9/15/15	16,725	15,972
Goodyear Tire & Rubber (The) Co.,
10.50%, 5/15/16	12,800	14,144
Tenneco, Inc.,
8.63%, 11/15/14	14,800	14,930
TRW Automotive, Inc.,
7.25%, 3/15/17(1) (2)	13,700	13,289

		83,942

Banks - 3.2%
GMAC, Inc.,
6.88%, 9/15/11	19,500	19,295
7.50%, 12/31/13	21,475	20,723
6.75%, 12/1/14	41,990	39,884

		79,902

Beverages - 0.4%
Cott Beverages, Inc.,
8.38%, 11/15/17(1)	9,825	10,144

Chemicals - 1.2%
Huntsman International LLC,
6.88%, 11/15/13(1) (2)	10,800	13,470
Solutia, Inc.,
8.75%, 11/1/17	5,900	6,143
Terra Capital, Inc.,
7.75%, 11/1/19(1)	9,825	10,513

		30,126

Coal - 0.6%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
8.25%, 12/15/17(1)	14,750	14,750

Commercial Services - 2.8%
Iron Mountain, Inc.,
8.75%, 7/15/18	9,550	9,908
Quintiles Transnational Corp.,
9.50%, 12/30/14(1)	15,725	15,804
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.25%, 11/15/19(1)	14,725	14,780
Service Corp. International,
8.00%, 11/15/21	5,400	5,319
7.50%, 4/1/27	14,235	12,669
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings,
10.25%, 12/1/17(1)	11,800	12,007

		70,487

Cosmetics/Personal Care - 0.7%
Revlon Consumer Products Corp.,
9.75%, 11/15/15(1)	16,225	16,752

Distribution/Wholesale - 1.1%
ACE Hardware Corp.,
9.13%, 6/1/16(1) (2)	17,775	18,819
Intcomex, Inc.,
13.25%, 12/15/14(1)	9,850	9,302

		28,121

Diversified Financial Services - 4.3%
CIT Group, Inc.,
7.00%, 5/1/16	14,750	12,980
7.00%, 5/1/17	44,250	38,387
E*Trade Financial Corp.,
7.38%, 9/15/13	4,925	4,586
7.88%, 12/1/15	5,900	5,494
Ford Motor Credit Co. LLC,
8.13%, 1/15/20	14,750	14,495
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.13%, 2/15/13	10,625	10,838
International Lease Finance Corp.,
5.45%, 3/24/11	9,850	9,078
5.75%, 6/15/11	12,745	11,710

		107,568

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Electric - 4.8%
AES (The) Corp.,
9.75%, 4/15/16(1)	$21,600	$23,652
Calpine Corp.,
7.25%, 10/15/17(1) (2)	14,750	14,160
Edison Mission Energy,
7.00%, 5/15/17	26,150	20,659
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16(1) (2)	11,825	12,564
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	44,250	35,842
United Maritime Group LLC/United Maritime Group Finance Corp.,
11.75%, 6/15/15(1)	13,775	13,809

		120,686

Electronics - 0.4%
Viasystems, Inc.,
12.00%, 1/15/15(1)	10,075	10,793

Entertainment - 1.2%
AMC Entertainment, Inc.,
8.75%, 6/1/19	11,800	12,036
WMG Holdings Corp.,
9.50%, 12/15/14	18,440	18,670

		30,706

Environmental Control - 1.1%
Casella Waste Systems, Inc.,
11.00%, 7/15/14(1)	13,275	14,370
Waste Services, Inc.,
9.50%, 4/15/14(1)	12,775	13,350

		27,720

Food - 4.0%
Dole Food Co., Inc.,
13.88%, 3/15/14(1)	9,935	11,947
Great Atlantic & Pacific Tea Co.,
11.38%, 8/1/15(1)	13,775	14,498
Ingles Markets, Inc.,
8.88%, 5/15/17	14,225	14,794
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15(1)	15,750	15,986
Smithfield Foods, Inc.,
7.75%, 5/15/13	16,425	15,932
Tops Markets LLC,
10.13%, 10/15/15(1)	13,775	14,188
US Foodservice,
10.25%, 6/30/15(1)	13,775	13,638

		100,983

Forest Products & Paper - 1.2%
NewPage Corp.,
11.38%, 12/31/14(1)	17,700	17,877
P.H. Glatfelter Co.,
7.13%, 5/1/16	13,377	13,293

		31,170

Gaming - 3.8%
Chukchansi Economic Development Authority,
8.00%, 11/15/13(1) (2)	16,725	12,209
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	17,780	15,824
MTR Gaming Group, Inc.,
12.63%, 7/15/14(1)	15,725	15,135
Peninsula Gaming LLC,
10.75%, 8/15/17(1)	17,700	17,789
Scientific Games International, Inc.,
9.25%, 6/15/19	16,755	17,593
Yonkers Racing Corp.,
11.38%, 7/15/16(1)	14,800	15,540

		94,090

Gas Distribution - 0.8%
Ferrellgas Partners LP,
9.13%, 10/1/17(1)	10,650	11,262
Inergy LP/Inergy Finance Corp.,
8.25%, 3/1/16	9,560	9,704

		20,966

Healthcare - Products - 0.9%
Accellent, Inc.,
10.50%, 12/1/13	18,215	17,532
Biomet, Inc.,
10.00%, 10/15/17	4,425	4,807

		22,339

Healthcare - Services - 5.4%
Alliance HealthCare Services, Inc.,
8.00%, 12/1/16(1)	14,750	14,381

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Healthcare - Services - 5.4% continued
AMR HoldCo Inc./Emcare HoldCo., Inc.,
10.00%, 2/15/15	$17,150	$18,008
Apria Healthcare Group, Inc.,
12.38%, 11/1/14(1)	14,750	16,225
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	11,775	12,187
HCA, Inc.,
9.25%, 11/15/16	13,175	14,147
8.50%, 4/15/19(1)	11,850	12,768
7.88%, 2/15/20(1)	7,900	8,226
Healthsouth Corp.,
8.13%, 2/15/20	14,750	14,529
Tenet Healthcare Corp.,
6.88%, 11/15/31	17,525	14,020
US Oncology, Inc.,
9.13%, 8/15/17	10,825	11,366

		135,857

Home Builders - 0.8%
K Hovnanian Enterprises, Inc.,
10.63%, 10/15/16(1)	19,650	20,534

Insurance - 2.5%
Crum & Forster Holdings Corp.,
7.75%, 5/1/17	9,675	9,203
Liberty Mutual Group, Inc.,
10.75%, 6/15/58(1) (2)	27,565	29,219
Lincoln National Corp.,
7.00%, 5/17/66	30,025	24,921

		63,343

Internet - 1.2%
GXS Worldwide, Inc.,
9.75%, 6/15/15(1)	14,750	14,492
Terremark Worldwide, Inc.,
12.00%, 6/15/17(1)	13,930	15,392

		29,884

Lodging - 2.6%
Harrah’s Operating Co., Inc.,
10.00%, 12/15/18(1)	15,725	12,619
Harrahs Operating Escrow LLC/Harrahs Escrow Corp.,
11.25%, 6/1/17(1)	18,750	19,617
Mandalay Resort Group,
9.38%, 2/15/10	11,925	11,866
MGM Mirage,
5.88%, 2/27/14	26,550	21,273

		65,375

Machinery - Diversified - 0.5%
CNH America, LLC,
7.25%, 1/15/16	12,535	12,378

Media - 2.6%
Cablevision Systems Corp.,
8.63%, 9/15/17(1)	13,775	14,343
Clear Channel Communications, Inc.,
10.75%, 8/1/16	5,900	4,632
11.00%, 8/1/16	15,250	11,304
Mediacom Broadband LLC/Mediacom Broadband Corp.,
8.50%, 10/15/15	15,475	15,630
Univision Communications, Inc.,
9.75%, 3/15/15(1) (2)	22,825	20,000

		65,909

Miscellaneous Manufacturing - 1.5%
Colt Defense LLC/Colt Finance Corp.,
8.75%, 11/15/17(1)	15,725	16,236
Freedom Group, Inc.,
10.25%, 8/1/15(1)	13,300	14,114
10.25%, 8/1/15(1)	7,375	7,827

		38,177

Oil & Gas - 3.3%
Chesapeake Energy Corp.,
9.50%, 2/15/15	18,675	20,496
Comstock Resources, Inc.,
8.38%, 10/15/17	11,775	12,040
Linn Energy LLC,
11.75%, 5/15/17(1)	11,250	12,628
Petrohawk Energy Corp.,
10.50%, 8/1/14	9,800	10,707
Swift Energy Co.,
7.13%, 6/1/17	15,230	14,392
Western Refining, Inc.,
11.25%, 6/15/17(1) (2)	12,775	11,561

		81,824

Oil & Gas Services - 0.9%
Aquilex Holdings LLC/Aquilex Finance Corp.,
11.13%, 12/15/16(1)	14,750	14,713

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Oil & Gas Services - 0.9% continued
Dresser-Rand Group, Inc.,
7.38%, 11/1/14	$8,927	$8,838

		23,551

Packaging & Containers - 2.2%
BWAY Corp.,
10.00%, 4/15/14(1)	11,575	12,241
Graham Packaging Co. LP/GPC Capital Corp. I,
8.25%, 1/1/17(1)	11,300	11,159
Plastipak Holdings, Inc.,
10.63%, 8/15/19(1) (2)	9,350	10,308
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(1)	11,825	12,091
Solo Cup Co.,
8.50%, 2/15/14	9,825	9,604

		55,403

Pharmaceuticals - 0.4%
QHP Royalty Sub LLC,
10.25%, 3/15/15(1) (2)	9,825	9,867

Pipelines - 0.7%
El Paso Corp.,
7.75%, 1/15/32	17,200	16,265

Real Estate Investment Trusts - 0.6%
Felcor Lodging LP,
10.00%, 10/1/14(1)	14,725	14,854

Retail - 5.6%
Landry’s Restaurants, Inc.,
11.63%, 12/1/15(1)	15,750	16,695
Michaels Stores, Inc.,
11.38%, 11/1/16	10,935	11,509
NPC International, Inc.,
9.50%, 5/1/14	18,047	17,867
Pantry (The), Inc.,
7.75%, 2/15/14	15,800	15,168
RITE AID Corp.,
9.50%, 6/15/17	30,530	26,561
Sonic Automotive, Inc.,
8.63%, 8/15/13	15,725	15,646
Toys R Us Property Co. I LLC,
10.75%, 7/15/17(1)	11,675	12,784
Toys R Us Property Co. LLC,
8.50%, 12/1/17(1)	9,825	9,997
Wendy’s/Arby’s Restaurants LLC,
10.00%, 7/15/16	12,050	13,135

		139,362

Semiconductors - 0.6%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17(1)	14,750	14,695

Software - 1.3%
First Data Corp.,
9.88%, 9/24/15	14,750	13,754
9.88%, 9/24/15	20,650	19,050

		32,804

Telecommunications - 9.2%
Alcatel-Lucent USA, Inc.,
6.45%, 3/15/29	17,125	12,266
Cincinnati Bell, Inc.,
8.25%, 10/15/17	17,725	17,991
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/1/15(1) (2)	20,650	20,960
DigitalGlobe, Inc.,
10.50%, 5/1/14(1)	8,875	9,496
Frontier Communications Corp.,
9.00%, 8/15/31	22,300	21,910
GCI, Inc.,
8.63%, 11/15/19(1)	12,300	12,407
MasTec, Inc.,
7.63%, 2/1/17	13,325	12,808
Nextel Communications, Inc.,
7.38%, 8/1/15	32,810	31,908
NII Capital Corp.,
8.88%, 12/15/19(1)	16,725	16,286
PAETEC Holding Corp.,
9.50%, 7/15/15	21,435	20,631
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	16,175	13,749
Sprint Capital Corp.,
8.75%, 3/15/32	19,825	18,685
Windstream Corp.,
8.63%, 8/1/16	14,175	14,423
7.88%, 11/1/17(1)	6,900	6,814

		230,334

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Transportation - 0.9%
Commercial Barge Line Co.,
12.50%, 7/15/17(1)	$12,775	$13,286
RailAmerica, Inc.,
9.25%, 7/1/17	9,302	9,895

		23,181

Total Corporate Bonds (Cost $1,909,425)		2,023,288

FOREIGN ISSUER BONDS - 16.0%
Chemicals - 0.5%
Nova Chemicals Corp.,
8.63%, 11/1/19(1)	12,800	13,024

Commercial Services - 1.2%
National Money Mart Co.,
10.38%, 12/15/16(1)	14,750	15,082
Trico Shipping A.S.,
11.88%, 11/1/14(1)	14,725	15,332

		30,414

Diversified Financial Services - 2.4%
CEVA Group PLC,
11.63%, 10/1/16(1) (2)	15,725	16,138
FCE Bank PLC,
7.13%, 1/15/13	31,875	44,248

		60,386

Electric - 0.2%
Intergen N.V.,
9.00%, 6/30/17(1) (2)	4,325	4,509

Insurance - 1.1%
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	27,425	20,020
Swiss Re Capital I LP,
6.85%, 5/25/49(1) (2)	9,825	7,942

		27,962

Leisure Time - 0.6%
NCL Corp. Ltd.,
11.75%, 11/15/16(1)	14,750	14,566

Media - 1.2%
UPC Holding BV,
9.88%, 4/15/18(1) (2)	14,775	15,587
Virgin Media Finance PLC,
9.50%, 8/15/16	13,800	14,818

		30,405

Mining - 0.8%
Vedanta Resources PLC,
9.50%, 7/18/18(1) (2)	21,000	21,315

Oil & Gas - 1.3%
Compton Petroleum Finance Corp.,
7.63%, 12/1/13	19,425	15,491
OPTI Canada, Inc.,
8.25%, 12/15/14	21,425	17,649

		33,140

Telecommunications - 5.0%
Columbus International, Inc.,
11.50%, 11/20/14(1)	12,775	13,414
Digicel Group Ltd.,
8.88%, 1/15/15(1) (2)	19,325	18,745
8.25%, 9/1/17(1) (2)	6,900	6,728
Global Crossing Ltd.,
12.00%, 9/15/15(1)	14,750	16,188
Intelsat Bermuda Ltd.,
11.25%, 2/4/17(1)	50,125	50,250
Wind Acquisition Holdings Finance S.p.A.,
12.25%, 7/15/17(1)	19,675	19,380

		124,705

Transportation - 1.7%
General Maritime Corp.,
12.00%, 11/15/17(1)	14,750	15,358
Kansas City Southern de Mexico S.A. de C.V.,
12.50%, 4/1/16	11,175	12,851
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.,
8.88%, 11/1/17(1)	13,750	14,283

		42,492

Total Foreign Issuer Bonds (Cost $381,958)		402,918

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
IPCS, Inc., Exp. 7/15/10, Strike $5.50(1) (3) *	1,500	$—

Leap Wireless International, Inc., Exp. 4/15/10, Strike $96.80(1) (3) *	2,500	—

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0% continued
Leap Wireless International, Inc., Exp. 4/15/10, Strike $96.80(1) (3) *	2,000	$—

Total Warrants (Cost $10)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	44,580,568	$44,581

Total Investment Companies (Cost $44,581)		44,581

Total Investments - 98.3% (Cost $2,335,974)		2,470,787

Other Assets less Liabilities - 1.7%		43,890

NET ASSETS - 100.0%		$2,514,677

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2009, the value of these restricted illiquid securities amounted to approximately $297,409,000 or 11.8% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ACE Harware Corp.,
9.13%, 6/1/16	1/30/09-10/20/09	$15,428

Calpine Corp.,
7.25%, 10/15/17	10/15/09	13,926

Catlin Insurance Co Ltd.,
7.25%, 1/19/17	6/6/07-10/26/09	18,862

CEVA Group PLC,
11.63%, 10/1/16	9/30/09-10/30/09	15,746

Chukchansi Economic Development Authority,
8.00%, 11/15/13	5/7/09-10/15/09	11,660

Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/1/15	11/18/09-12/4/09	20,591

Digicel Group Ltd.,
8.88%, 1/15/15	4/14/09-11/18/09	15,321

Digicel Group Ltd.,
8.25%, 9/1/17	11/23/09	6,805

Huntsman International LLC,
6.88%, 11/15/13	10/7/09-10/19/09	9,518

Intergen N.V.,
9.00%, 6/30/17	1/16/09-4/8/09	3,977

Liberty Mutual Group, Inc.,
10.75%, 6/15/58	5/22/09-11/6/09	19,717

North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16	9/22/09-9/23/09	11,780

Plastipak Holdings, Inc.,
10.63%, 8/15/19	7/23/09-11/13/09	9,353

QHP Royalty Sub LLC,
10.25%, 3/15/15	10/27/09	9,825

Swiss Re Capital I LP,
6.85%, 5/25/49	12/17/09	7,860

TRW Automotive, Inc.,
7.25%, 3/15/17	8/25/09-8/27/09	11,498

Univision Communications, Inc.,
9.75%, 3/15/15	12/4/09-12/16/09	19,625

UPC Holding BV,
9.88%, 4/15/18	12/4/09-12/16/09	19,625

Vedanta Resources PLC,
9.50%, 7/18/18	7/1/08-10/28/09	18,700

Western Refining, Inc.,
11.25%, 6/15/17	6/5/09-11/20/09	11,141

(3)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(4)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	The Fund had approximately $44,581,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,335,974

Gross tax appreciation of investments	$139,383
Gross tax depreciation of investments	(4,570)

Net tax appreciation of investments	$134,813

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund’s Valuation Committee deemed certain securities as being worthless due to being delisted from their respective exchanges and the remote likelihood of the securities having future value to the Fund. The Fund valued certain securities using a quote from a third party provider. The Fund valued certain securities at cost as cost was deemed to be an accurate representation of fair value. Certain securities were priced by the Investment Manager based on a matrix comprised of market quotes obtained from broker dealers.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2009

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds
Aerospace/Defense	$—	$15,730	$—	$15,730
Agriculture	—	18,622	—	18,622
Auto Manufacturers	—	14,094	—	14,094
Auto Parts & Equipment	—	70,653	13,289	83,942
Banks	—	79,902	—	79,902
Beverages	—	10,144	—	10,144
Chemicals	13,470	16,656	—	30,126
Coal	—	14,750	—	14,750
Commercial Services	—	70,487	—	70,487
Cosmetics/Personal Care	—	16,752	—	16,752
Distribution/Wholesale	—	—	28,121	28,121
Diversified Financial Services	—	107,568	—	107,568
Electric	—	93,962	26,724	120,686
Electronics	—	10,793	—	10,793
Entertainment	—	30,706	—	30,706
Environmental Control	—	27,720	—	27,720
Food	—	100,983	—	100,983
Forest Products & Paper	—	31,170	—	31,170
Gaming	—	81,881	12,209	94,090
Gas Distribution	—	20,966	—	20,966
Healthcare - Products	—	22,339	—	22,339
Healthcare - Services	—	135,857	—	135,857
Home Builders	—	20,534	—	20,534
Insurance	—	34,124	29,219	63,343
Internet	—	29,884	—	29,884
Lodging	—	65,375	—	65,375
Machinery - Diversified	—	12,378	—	12,378
Media	—	45,909	20,000	65,909
Miscellaneous Manufacturing	—	38,177	—	38,177
Oil & Gas	—	70,263	11,561	81,824
Oil & Gas Services	—	23,551	—	23,551
Packaging & Containers	—	45,095	10,308	55,403
Pharmaceuticals	—	—	9,867	9,867
Pipelines	—	16,265	—	16,265
Real Estate Investment Trusts	—	14,854	—	14,854
Retail	—	139,362	—	139,362
Semiconductors	—	14,695	—	14,695
Software	—	32,804	—	32,804
Telecommunications	—	209,374	20,960	230,334
Transportation	—	23,181	—	23,181
Foreign Issuer Bonds
Chemicals	—	13,024	—	13,024
Commercial Services	—	30,414	—	30,414
Diversified Financial Services	—	44,248	16,138	60,386
Electric	—	—	4,509	4,509
Insurance	—	—	27,962	27,962
Leisure Time	—	14,566	—	14,566
Media	—	14,818	15,587	30,405
Mining	—	—	21,315	21,315
Oil & Gas	—	33,140	—	33,140
Telecommunications	—	99,232	25,473	124,705
Transportation	—	42,492	—	42,492
Investment Companies	44,581	—	—	44,581

Total Investments	$58,051	$2,119,494	$293,242	$2,470,787

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	DECEMBER 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Corporate Bonds
Aerospace/Defense	$12,292	$(121)	$472	$(12,643)	—	$—
Auto Parts & Equipment	—	136	1,797	11,356	—	13,289
Chemicals	7,464	430	(105)	(7,789)	—	—
Distribution/Wholesale	8,446	—	3,246	16,429	—	28,121
Diversified Financial Services	23,727	(3,634)	4,023	(24,116)	—	—
Electric	11,574	384	1,061	13,705	—	26,724
Entertainment	6,358	156	1,000	(7,514)	—	—
Food	14,575	880	1,176	(4,684)	(11,947)	—
Gaming	2,394	(2,925)	9,171	3,569	—	12,209
Gas Distribution	4,946	455	(198)	(5,203)	—	—
Healthcare - Services	7,124	448	(379)	(7,193)	—	—
Insurance	—	863	9,502	18,854	—	29,219
Media	16,449	769	437	2,345	—	20,000
Miscellaneous Manufacturing	2,950	52	—	(3,002)	—	—
Oil & Gas	28,497	208	641	(17,785)	—	11,561
Packaging & Containers	13,664	1,182	1,190	(5,728)	—	10,308
Pharmaceuticals	—	—	42	9,825	—	9,867
Telecommunications	28,426	97	910	(8,473)	—	20,960
Foreign Issuer Bonds
Diversified Financial Services	—	—	392	15,746	—	16,138
Electric	14,050	1,271	1,431	(12,243)	—	4,509
Insurance	2,711	—	8,215	17,036	—	27,962
Media	—	85	1,279	14,223	—	15,587
Mining	5,198	(863)	5,668	11,312	—	21,315
Miscellaneous Manufacturing	8,588	2,802	1,111	(12,501)	—	—
Telecommunications	—	953	3,388	21,132	—	25,473
Transportation	4,710	—	(80)	(4,630)	—	—

Total	$224,143	$3,628	$55,390	$22,028	$(11,947)	$293,242

The amount of change in total unrealized gain on investments in Level 3 securities still held at December 31, 2009 was approximately $47,297,000.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 5.0%
Banks - 1.9%
Citibank N.A.,
1.88%, 6/4/12	$7,695	$7,739
Citigroup, Inc.,
2.88%, 12/9/11	7,015	7,225

		14,964

Diversified Financial Services - 3.1%
General Electric Capital Corp.,
2.25%, 3/12/12	15,800	16,029
2.13%, 12/21/12(1)	8,500	8,508

		24,537

Total Corporate Bonds (Cost $39,483)		39,501

U.S. GOVERNMENT AGENCIES - 36.8%(2)
Fannie Mae - 31.2%
2.05%, 10/19/12	7,192	7,177
1.88%, 10/29/12	5,553	5,520
3.13%, 9/29/14	8,700	8,659
2.63%, 11/20/14	7,600	7,541
Pool #190367,
5.50%, 1/1/36	769	808
Pool #190371,
6.50%, 7/1/36	7,960	8,542
Pool #257042,
6.50%, 1/1/38	9,425	10,104
Pool #555649,
7.50%, 10/1/32	150	169
Pool #735402,
5.00%, 4/1/35	6,327	6,513
Pool #869217,
5.46%, 2/1/36	4,989	5,227
Pool #888415,
5.00%, 12/1/36	3,979	4,091
Pool #893082,
5.82%, 9/1/36	2,203	2,332
Pool #995049,
5.50%, 2/1/38	10,137	10,648
Pool TBA,
5.50%, 1/15/40(3)	54,580	57,130
6.00%, 1/15/40(3)	75,425	79,880
6.50%, 1/15/40(3)	23,034	24,668
Series 2007, Class 26C,
5.50%, 3/25/33	8,484	8,911

		247,920

Federal Home Loan Bank - 0.6%
1.63%, 11/21/12	5,000	4,964

Freddie Mac - 2.6%
Pool #1J0365,
5.90%, 4/1/37	2,270	2,411
Pool #1J2840,
5.94%, 9/1/37	4,623	4,910
Pool #1Q0323,
5.28%, 5/1/37	8,288	8,717
Pool #410092,
3.17%, 11/1/24	13	13
Series 2944, Class WD,
5.50%, 11/15/28	4,855	5,035

		21,086

Government National Mortgage Association - 2.4%
Series 2006, Class 67A,
3.95%, 11/16/30	4,396	4,522
Series 2007, Class 15A,
4.51%, 10/16/28	5,316	5,476
Series 2007, Class 4A,
4.21%, 6/16/29	2,787	2,875
Series 2008, Class 14AC,
4.46%, 12/16/30	3,407	3,545
Series 2008, Class 8A,
3.61%, 11/16/27	2,659	2,710

		19,128

Total U.S. Government Agencies (Cost $292,879)		293,098

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT continued	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 50.4%
U.S. Treasury Notes - 50.4%
1.00%, 12/31/11	$109,970	$109,661
1.13%, 12/15/12	89,718	88,281
2.63%, 12/31/14	185,839	185,302
3.38%, 11/15/19	18,400	17,698

Total U.S. Government Obligations (Cost $402,743)		400,942

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 28.2%
Northern Institutional Funds - Government Portfolio (4) (5)	224,128,849	$224,129

Total Investment Companies (Cost $224,129)		224,129

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.26%, 2/11/10	$1,725	$1,725

Total Short-Term Investments (Cost $1,725)		1,725

Total Investments - 120.6% (Cost $960,959)		959,395

Liabilities less Other Assets - (20.6)%		(163,570)

NET ASSETS - 100.0%		$795,825

(1)	Securities are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (“TLGP”). Under this program, the FDIC guarantees with the full faith and credit of the U.S. government the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity of the debt or June 30, 2012.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	When-Issued Security.
(4)	The fund had approximately $224,129,000 of net purchases in the Government Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
(5)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$960,959

Gross tax appreciation of investments	$1,845
Gross tax depreciation of investments	(3,409)

Net tax depreciation of investments	$(1,564)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$39,501	(1)	$—	$39,501
U.S. Government Agencies	—	293,098	(1)	—	293,098
U.S. Government Obligations	—	400,942	(1)	—	400,942
Investment Companies	224,129	—		—	224,129
Short-Term Investments	—	1,725		—	1,725

Total Investments	$224,129	$735,266		$—	$959,395

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGE ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.1%
Automobile - 0.4%
Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3,
1.74%, 9/15/13	$1,000	$999

Credit Card - 0.7%
Citibank Credit Card Issuance Trust, Series 2009-A3, Class A3,
2.70%, 6/24/13	500	509
GE Capital Credit Card Master Note Trust, Series 2009-3 Class A,
2.54%, 9/15/14	1,000	1,001

		1,510

Total Asset-Backed Securities (Cost $2,499)		2,509

CORPORATE BONDS - 11.3%
Auto Parts & Equipment - 0.4%
Johnson Controls, Inc.,
5.25%, 1/15/11	800	840

Banks - 0.9%
Goldman Sachs Group (The), Inc.,
6.88%, 1/15/11	500	530
3.63%, 8/1/12	500	515
JPMorgan Chase & Co.,
5.60%, 6/1/11	500	529
Morgan Stanley,
5.05%, 1/21/11	500	519

		2,093

Beverages - 0.8%
Anheuser-Busch Cos., Inc.,
6.00%, 4/15/11	300	316
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12(1)	1,000	1,005
PepsiCo, Inc.,
5.15%, 5/15/12	500	538

		1,859

Chemicals - 0.4%
Praxair, Inc.,
1.75%, 11/15/12	1,000	990

Commercial Services - 0.5%
ERAC USA Finance Co.,
5.80%, 10/15/12(1)	1,162	1,218

Diversified Financial Services - 1.4%
Caterpillar Financial Services Corp.,
1.00%, 6/24/11	335	338
1.90%, 12/17/12	1,000	996
General Electric Capital Corp.,
6.13%, 2/22/11	500	528
National Rural Utilities Cooperative Finance Corp.,
2.63%, 9/16/12	500	503
PACCAR Financial Corp.,
1.95%, 12/17/12	1,000	990

		3,355

Electric - 0.2%
MidAmerican Energy Holdings Co.,
3.15%, 7/15/12	500	509

Healthcare - Products - 0.5%
Johnson & Johnson,
5.15%, 8/15/12	1,000	1,087

Healthcare - Services - 0.7%
UnitedHealth Group, Inc.,
0.43%, 6/21/10	1,000	999
5.25%, 3/15/11	500	518

		1,517

Insurance - 0.9%
Metropolitan Life Global Funding I,
2.88%, 9/17/12(1)	1,000	1,008
Prudential Financial, Inc.,
3.63%, 9/17/12	1,000	1,015

		2,023

Media - 0.9%
Time Warner, Inc.,
5.50%, 11/15/11	2,000	2,123

Oil & Gas - 0.5%
Marathon Oil Corp.,
6.13%, 3/15/12	1,000	1,075

Pharmaceuticals - 0.2%
Merck & Co., Inc.,
1.88%, 6/30/11	500	505

Retail - 1.3%
CVS Caremark Corp.,
0.56%, 6/1/10	1,002	1,002
5.75%, 8/15/11	1,000	1,065

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGE ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 11.3% continued
Retail - 1.3% continued
Home Depot (The), Inc.,
5.20%, 3/1/11	$850	$882

		2,949

Software - 0.2%
Oracle Corp.,
5.00%, 1/15/11	500	520

Telecommunications - 0.8%
AT&T, Inc.,
6.25%, 3/15/11	300	318
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11	500	516
New Cingular Wireless Services Inc.,
7.88%, 3/1/11	1,000	1,074

		1,908

Trucking & Leasing - 0.7%
GATX Corp.,
4.75%, 10/1/12	1,700	1,736

Total Corporate Bonds (Cost $26,171)		26,307

FOREIGN ISSUER BONDS - 5.4%
Banks - 1.7%
ANZ National International Ltd.,
2.38%, 12/21/12(1)	2,000	1,985
Rabobank Nederland N.V.,
2.65%, 8/17/12(1)	1,000	1,012
Westpac Banking Corp.,
2.25%, 11/19/12	1,000	998

		3,995

Beverages - 1.0%
SABMiller PLC,
6.20%, 7/1/11(1)	2,300	2,434

Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.,
7.75%, 5/31/11	815	883

Mining - 0.9%
BHP Billiton Finance USA Ltd.,
5.13%, 3/29/12	2,000	2,129

Oil & Gas - 1.4%
Devon Financing Corp. ULC,
6.88%, 9/30/11	2,000	2,173
Shell International Finance B.V.,
1.30%, 9/22/11	1,000	1,002

		3,175

Total Foreign Issuer Bonds (Cost $12,637)		12,616

U.S. GOVERNMENT AGENCIES - 0.4% (2)
Fannie Mae - 0.4%
1.00%, 11/23/11	1,000	998

Total U.S. Government Agencies (Cost $998)		998

U.S. GOVERNMENT OBLIGATIONS - 6.4%
U.S. Treasury Notes - 6.4%
2.38%, 8/31/10	3,000	3,040
0.88%, 12/31/10	2,000	2,007
0.88%, 5/31/11	1,000	1,001
1.00%, 9/30/11	9,000	8,998

		15,046

Total U.S. Government Obligations (Cost $15,036)		15,046

MUNICIPAL BONDS - 39.2%
Alaska - 0.2%
Anchorage Water Revenue Refunding Bonds,
5.00%, 5/1/12	400	435

Arizona - 1.5%
Arizona School District Tax Anticipation Note Financing Program COP,
2.00%, 7/30/10	1,000	1,009
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series A,
4.00%, 10/1/11	500	530
Phoenix G.O. Limited Refunding Bonds, Series C,
2.00%, 7/1/11	1,000	1,022
2.00%, 7/1/12	1,000	1,028

		3,589

California - 3.0%
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
2.50%, 7/1/11	2,000	2,040

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 39.2% continued
California - 3.0% continued
California State Revenue Anticipation Notes, Subseries A-1,
3.00%, 5/25/10	$1,000	$1,007
Contra Costa California Transportation Authority Sales Tax Revenue Notes,
2.50%, 10/1/10	1,000	1,016
Riverside County Obligation Revenue Notes, Series C,
2.00%, 10/15/10	2,020	2,040
South Coast California Local Education Agencies Revenue Anticipation Notes, Series A, Polled Tax (G.O. of Participants Insured),
2.00%, 9/29/10	1,000	1,012

		7,115

Colorado - 0.5%
Adams & Arapahoe Joint School District 28J Aurora G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/10	255	264
Regional Transportation District Sales Refunding TRB,
5.00%, 11/1/12	800	886

		1,150

Connecticut - 0.8%
Connecticut State G.O. Unlimited Bonds, Series A, Prerefunded,
5.20%, 4/15/10	250	256
Connecticut State G.O. Unlimited Bonds, Series B, Bond Anticipation Notes,
4.00%, 6/1/11	1,500	1,572

		1,828

District of Columbia - 1.5%
District of Columbia G.O. Unlimited Tax Anticipation Notes,
2.50%, 9/30/10	1,000	1,017
District of Columbia Income Tax Secured Revenue Bonds, Series D,
5.00%, 12/1/12	1,230	1,362
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 12/1/11	1,000	1,077

		3,456

Florida - 3.2%
Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A-2, High Risk Account,
4.50%, 6/1/10	1,000	1,016
Citizens Property Insurance Corp. Senior Secured Revenue Refunding Bonds, Series A, High Risk Account (NATL-RE Insured),
5.00%, 3/1/11	500	511
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/12	1,250	1,337
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, MBIA-IBC (NATL-RE-IBC Insured),
5.00%, 7/1/11	1,000	1,048
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B, Capital Outlay,
5.00%, 6/1/12	500	548
Florida State Board of Education Lottery Revenue Bonds, Series A,
5.00%, 7/1/12	1,470	1,591
Jacksonville Special Revenue Bonds, Series C-1,
3.00%, 10/1/10	645	657
4.00%, 10/1/12	750	798

		7,506

Georgia - 3.1%
Atlanta City G.O. Unlimited Bonds, Series A, Public Improvement Project (AGM Insured),
4.00%, 12/1/10	1,015	1,046
Atlanta Tax Allocation, Atlantic Station Project, Prerefunded,
7.90%, 12/1/11	1,000	1,148
Georgia Municipal Gas Authority Revenue Notes, Series H (G.O. of Authority Insured),
2.00%, 11/18/10	1,000	1,011
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/11	2,000	2,101
Monroe County Development Authority Pollution Control Revenue Bonds, Power Co. Plant Scherer Project,
0.80%, Mandatory Put 1/7/11	2,000	2,000

		7,306

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGE ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 39.2% continued
Hawaii - 0.2%
Hawaii State Highway Revenue Bonds, Series B (AGM Insured),
5.00%, 7/1/12	$500	$550

Illinois - 1.3%
Illinois Cook County G.O. Unlimited Refunding Bonds, Series A,
3.00%, 11/15/10	500	511
3.00%, 11/15/11	500	519
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund-University Centre Project, Prerefunded,
6.63%, 5/1/12	1,000	1,139
Illinois State G.O. Unlimited Refunding Bonds, Series First (AGM Insured),
5.38%, 10/1/10	500	516
Regional Transportation Authority Tax Revenue Notes, Series B (G.O. of Authority Insured),
2.88%, 4/1/11	400	405

		3,090

Iowa - 0.9%
State University of Iowa Revenue Bonds, Academic Building Flood Anticipation Notes,
3.00%, 1/1/13	2,000	2,055

Louisiana - 0.9%
Louisiana Street Office Facilities Corp. Lease Revenue Refunding Bonds, Capitol Complex Program,
2.50%, 3/1/11	1,000	1,015
2.50%, 3/1/12	1,000	1,017

		2,032

Maryland - 0.9%
Washington Suburban Sanitation District G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
4.00%, 6/1/11	1,000	1,051
4.00%, 6/1/12	1,000	1,078

		2,129

Michigan - 1.6%
Michigan Municipal Bond Authority Revenue Bonds, Series C, Local Government Loan Program (Q-SBLF Insured),
5.00%, 5/1/12	1,165	1,250
Michigan Municipal Bond Authority Revenue Notes, Series C-2, State Aid (JP Morgan Chase Bank LOC),
2.50%, 8/20/10	500	506
Michigan State G.O. Unlimited Notes, Series A,
2.00%, 9/30/10	2,000	2,022

		3,778

Minnesota - 2.0%
Bemidji G.O Unlimited Bonds, Temp Sales Tax,
4.50%, 2/1/12	700	726
Bloomington Port Authority Special Tax Allocation Revenue Refunding Bonds, Mall America Project,
2.00%, 2/1/11	515	522
2.00%, 2/1/12	445	450
Minnesota State G.O. Unlimited Refunding Bonds, Series I, Trunk Highway,
5.00%, 11/1/12	1,385	1,547
Minnesota State G.O. Unlimited Refunding Variable Purpose Bonds, Series H,
5.00%, 11/1/11	500	541
Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 7-A, University St. Thomas,
2.00%, 10/1/11	400	405
2.00%, 10/1/12	400	399

		4,590

Nevada - 0.4%
Clark County School District G.O. Limited Bonds, Series A,
7.00%, 6/1/11	550	597
Washoe County Nevada Highway Tax Revenue Bonds, Motor Vehicle Fuel,
3.00%, 2/1/12	293	303

		900

New York - 7.0%
Metropolitan Transportation Authority Revenue Bonds, Series B, Mandatory Tender,
5.00%, Mandatory Put 11/15/11	2,000	2,128
Nassau County G.O. Unlimited Refunding Bonds, Series E,
4.00%, 6/1/12	1,250	1,341

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 39.2% continued
New York - 7.0% continued
New York City G.O. Unlimited Bonds, Series A-1, Fiscal 2008,
5.00%, 8/1/12	$1,000	$1,094
New York City G.O. Unlimited Bonds, Series E,
3.00%, 8/1/11	1,500	1,554
New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured,
4.00%, 5/1/11	1,250	1,307
New York City Transitional Finance Authority Revenue Bonds, Series C,
5.50%, 2/15/12	1,220	1,339
New York City Transitional Finance Authority Revenue Bonds, Subseries C-1, Future Tax Secured,
3.00%, 8/1/11	1,000	1,037
New York Liberty Development Corp. Variable Revenue Bonds, Series A, World Trade Centre Project,
0.50%, Mandatory Put 1/18/11	2,000	1,994
New York State Dormitory Authority State Person Income Tax Revenue Bonds, Series A,
5.00%, 2/15/11	500	525
New York State Dormitory Authority State Person Income Tax Revenue Bonds, Series G,
2.50%, 3/15/11	550	564
New York State G.O. Unlimited Refunding Bonds, Series C,
2.00%, 2/1/11	1,000	1,017
3.00%, 2/1/12	1,000	1,044
New York State Thruway Authority General Revenue Bond Anticipation Notes,
4.00%, 7/15/11	500	523
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B,
5.00%, 11/15/11	900	970

		16,437

Ohio - 1.6%
Columbus Ohio G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/15/12	390	429
Columbus Ohio G.O. Unlimited Variable Purpose Bonds, Series A,
5.00%, 9/1/12	1,000	1,109
Ohio State G.O. Unlimited Bonds, Series 1, Highway Capital Improvement,
5.00%, 5/1/12	500	548
Ohio State University General Receipts Revenue Bonds, Series A,
3.00%, 12/1/10	500	512
Ohio State Water Development Authority PCR Refunding Bonds, Water Quality,
3.00%, 12/1/11	1,000	1,045

		3,643

Oklahoma - 0.2%
Oklahoma State University Agricultural & Mechanical Colleges Taxable Revenue Bond Anticipation Notes,
2.55%, 8/1/11	500	502

Oregon - 0.4%
Oregon State Tax Anticipation G.O. Unlimited Notes,
2.50%, 6/30/10	1,000	1,011

Puerto Rico - 0.5%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Prerefunded,
5.50%, 10/1/10	1,000	1,049

Texas - 3.3%
Collin County Tax G.O. Limited Refunding Bonds, Series A,
2.00%, 2/15/11	1,055	1,074
Conroe Independent School District G.O. Unlimited Refunding Bonds, Series B, RMKT-08/15/09 (PSF-GTD Insured),
1.50%, 2/15/12	350	354
Fort Worth G.O. Certificates Limited Bonds,
3.00%, 3/1/11	550	566
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
3.00%, 3/1/11	500	515
3.00%, 3/1/12	360	376
Tarrant Regional Water District Revenue Refunding & Improvement Bonds (AGM Insured),
5.00%, 3/1/12	1,500	1,628
Texas A&M University Revenue Bonds, Series D, Financing System,
4.00%, 5/15/11	1,000	1,047

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 39.2% continued
Texas - 3.3% continued
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/12	$1,000	$1,110
Texas State Tax & Revenue Anticipation Notes,
2.50%, 8/31/10	1,000	1,015

		7,685

Utah - 0.9%
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries B,
4.00%, 7/1/12	1,000	1,067
Utah State G.O. Unlimited Bonds, Series C,
3.00%, 7/1/12	1,000	1,056

		2,123

Virginia - 0.5%
Virginia College Building Authority Education Facilities Revenue Bonds, Series D, 21st Century College & Equipment,
5.00%, 2/1/11	1,000	1,050

Washington - 0.7%
King County G.O. Limited Tax Refunding Bonds, Series D,
4.00%, 12/1/11	1,535	1,634

Wisconsin - 2.1%
Madison City Capital Improvement G.O. Unlimited Refunding Promissory Notes, Series A,
3.00%, 10/1/12	1,000	1,058
Wisconsin School Districts Temporary Borrowing Program Revenue Notes, Series B,
1.63%, 10/15/10	1,700	1,715
Wisconsin School Districts Temporary Borrowing Program Tax & Revenue Anticipation Promissory Notes, Series A,
1.88%, 10/15/10	1,000	1,011
Wisconsin State G.O. Unlimited Bonds, Series C,
3.00%, 5/1/12	1,000	1,047

		4,831

Total Municipal Bonds (Cost $91,228)		91,474

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.3%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	7,648,577	$7,649

Total Investment Companies (Cost $7,649)		7,649

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 31.6%
Austin City Of Texas Revenue Refunding VRDB, Water & Wastewater System (Dexia Credit LOC),
0.30%, 1/7/10	$1,550	$1,550
California State G.O. Unlimited VRDB, Series C-4, RMKT-12/01/09 (Citibank N.A. LOC),
0.20%, 1/7/10	2,000	2,000
Chatom Industrial Development Board Revenue VRDB, Series A, RMKT- 05/30/08,
4.00%, 2/1/10	500	500
Colorado Springs Utilities Revenue Refunding VRDB, Series C,
0.22%, 1/7/10	1,000	1,000
Connecticut State Housing Finance Authority Revenue VRDB, Taxable, Subseries B-4,
0.60%, 1/7/10	835	835
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital,
0.20%, 1/4/10	3,000	3,000
Homestead Special Obligation Taxable Revenue Refunding VRDB, Speedway Project (Suntrust Bank LOC),
0.55%, 1/6/10	1,500	1,500
Houston Independent School District G.O. Limited VRDB (PSF-GTD Insured),
0.23%, 1/7/10	1,000	1,000
Illinois Finance Authority Adjustable Revenue VRDB, Sacred Heart School Project (Fifth Third Bank LOC),
0.48%, 1/6/10	400	400
Kansas State Department of Transportation Highway Adjustable Revenue Refunding VRDB, Series B-1,
0.20%, 1/7/10	4,000	4,000
Katy Independent School District G.O. Unlimited VRDB, Series C, Cash Building,
0.25%, 1/7/10	2,000	2,000

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 31.6% continued
Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB, Series B-2, Baptist Healthcare System (JP Morgan Chase Bank LOC),
0.20%, 1/4/10	$1,000	$1,000
Los Angeles Community Redevelopment Agency Multi Family Housing Revenue Refunding VRDB, Grand Promenade (FHLMC Insured),
0.21%, 1/7/10	2,000	2,000
Lowell Michigan Limited Obligation Industrial Development Revenue VRDB, Litehouse Inc. Project (Fifth Third Bank LOC),
0.67%, 1/7/10	1,305	1,305
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding VRDB, Lipscomb University Project (FHLB LOC),
0.26%, 1/6/10	2,000	2,000
Michigan State Housing Development Authority Revenue VRDB, Series C (G.O. of Authority Insured),
0.24%, 1/6/10	2,000	2,000
New York City Health & Hospital Corp. Revenue VRDB, Series E, Health System (G.O. of Corp. Insured) (JP Morgan Chase & Co. LOC),
0.22%, 1/6/10	1,000	1,000
New York City Housing Development Corp. Multi Family Rent Housing Revenue VRDB, Series A, 2 Gold Street (FNMA Insured),
0.17%, 1/6/10	1,000	1,000
New York City Municipal Water Finance Authority Water & Sewer Revenue VRDB, Subseries B-1,
0.20%, 1/7/10	2,000	2,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue VRDB, Series BB-2, 2nd General Fiscal 2008,
0.19%, 1/7/10	2,000	2,000
New York State Dormitory Authority Non State Supported Debt Revenue VRDB, Series B, Cornell University,
0.23%, 1/1/10	2,000	2,000
Noblesville Indiana Economic Development Revenue VRDB, Series A, Princeton Lakes Apartments (Lasalle Bank N.A. LOC),
0.35%, 1/7/10	1,500	1,500
North Carolina Medical Care Commission Hospital Revenue VRDB, Pooled Equipment Financing Project (KBC Bank N.V. LOC),
0.25%, 1/5/10	800	800
Oklahoma Turnpike Authority Convertible Revenue Refunding VRDB, Series F,
0.20%, 1/4/10	2,000	2,000
Pennsylvania State Higher Educational Facilities Authority College & University Revenue VRDB, College of Optometry (Wachovia Bank N.A. LOC),
0.22%, 1/7/10	1,000	1,000
Richmond Redevelopment Agency Multi Family Housing Revenue Refunding VRDB, Series A, Summit Hilltop, (FNMA Insured),
0.20%, 1/7/10	2,000	2,000
Robbinsdale Revenue Refunding VRDB, Series A-2, North Memorial (Wells Fargo Bank N.A. LOC),
0.25%, 1/4/10	4,000	4,000
Savannah Economic Development Authority Revenue VRDB, Calvary Day School Project (Suntrust Bank LOC),
0.35%, 1/6/10	1,000	1,000
Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Saint Benedict Auburndale School (Regions Bank LOC),
0.95%, 1/7/10	1,000	1,000
Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Tipton Rosemark Academy (Region Bank LOC),
0.95%, 1/7/10	490	490
Tampa Florida Revenue Refunding VRDB, Volunteers of America (Regions Bank LOC),
0.95%, 1/7/10	420	420
Texas State G.O. Unlimited Refunding VRDB, Adjustable Tax, Series B, Veterans Land,
0.40%, 1/6/10	900	900
U.S. Cash Management Bill,
0.24%, 7/15/10	5,000	4,994
U.S. Treasury Bill,
0.28%, 6/17/10	2,500	2,498
University of Akron Ohio General Receipts Revenue Refunding VRDB, Series C-1, (Assured Guaranty Insured),
0.36%, 1/7/10	2,000	2,000

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 31.6% continued
University of Alabama at Birmingham Hospital Revenue VRDB, Series B (Regions Bank LOC),
0.95%, 1/7/10	$500	$500
University of Michigan Revenue VRDB,
0.25%, 1/7/10	2,000	2,000
Utah Housing Corp. Single Family Mortgage Revenue Refunding VRDB, Series A, Class 1,
0.24%, 1/6/10	3,000	3,000
Valdez Marine Term Revenue Refunding VRDB, Series B, BP Pipelines Project,
0.18%, 1/1/10	2,500	2,500
Valdez Merine Term Revenue Refunding VRDB, Exxonmobil Project,
0.18%, 1/4/10	4,000	4,000
Vermont Industrial Development Authority Hydro Electric VRDB, Public Services Corp. (TD Bank N.A. LOC),
0.75%, 1/15/10	500	500
Washington State Housing Finance Commission Revenue VRDB, Series VR-2A (AMT), Single Family Program (GNMA/FNMA/FHLMC Insured),
0.32%, 1/7/10	1,150	1,150
Winston-Salem NC Water and Sewer System, Revenue VRDB, Series B,
0.27%, 1/6/10	1,000	1,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Southwest Health Center (Fifth Third Bank LOC),
0.80%, 1/6/10	600	600

Total Short-Term Investments (Cost $73,942)		73,942

Total Investments - 98.7% (Cost $230,160)		230,541

Other Assets less Liabilities - 1.3%		3,074

NET ASSETS - 100.0%		$233,615

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	The fund had approximately $7,649,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
(4)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$230,160

Gross tax appreciation of investments	$543
Gross tax depreciation of investments	(162)

Net tax appreciation of investments	$381

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$2,509	(1)	$—	$2,509
Corporate Bonds	—	26,307	(1)	—	26,307
Foreign Issuer Bonds	—	12,616	(1)	—	12,616
U.S. Government Agencies	—	998	(1)	—	998
U.S. Government Obligations	—	15,046	(1)	—	15,046
Municipal Bonds	—	91,474	(1)	—	91,474
Investment Companies	7,649	—		—	7,649
Short-Term Investments	—	73,942		—	73,942

Total Investments	$7,649	$222,892		$—	$230,541

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.5%
Automobile - 10.0%
Ally Auto Receivables Trust, Series 2009-A, Class A2,
1.32%, 3/15/12(1)	$500	$501
Ally Auto Receivables Trust, Series 2009-B, Class A2,
1.21%, 6/15/12(1)	1,000	1,001
Americredit Prime Automobile Receivable, Series 2009-1, Class A3,
2.21%, 1/15/14	500	498
Bank of America Auto Trust, Series 2009-2A, Class A3,
2.13%, 9/15/13(1)	600	606
CarMax Auto Owner Trust, Series 2009-2, Class A3,
1.74%, 4/15/14	1,500	1,494
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,
2.82%, 1/15/16	500	508
Chrysler Financial Auto Securitization Trust, Series 2009-B, Class A2,
1.15%, 11/8/11	1,000	1,000
Ford Credit Auto Owner Trust, Series 2009-D, Class A2,
1.21%, 1/15/12	700	702
Ford Credit Auto Owner Trust, Series 2009-E, Class A1,
0.29%, 12/15/10(1)	422	422
Ford Credit Auto Owner Trust, Series 2009-E, Class A3,
1.51%, 1/15/14	500	497
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3,
2.62%, 3/15/14	500	507
Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3,
1.74%, 9/15/13	1,000	999
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3,
2.31%, 5/15/13	500	506
Hyundai Auto Receivables Trust, Series 2009-A, Class A3,
2.03%, 8/15/13	1,000	1,007
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14	1,000	1,000
USAA Auto Owner Trust, Series 2009-1, Class A3,
3.02%, 6/17/13	1,000	1,022
USAA Auto Owner Trust, Series 2009-2, Class A3,
1.54%, 2/18/14	1,000	995

		13,265

Credit Card - 2.4%
Chase Issuance Trust, Series 2009-A7, Class A7,
0.68%, 9/17/12	1,000	1,001
Citibank Credit Card Issuance Trust, Series 2009-A3, Class A3,
2.70%, 6/24/13	500	509
Discover Card Master Trust, Series 2009-A2, Class A,
1.53%, 2/17/15	600	606
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A,
3.69%, 7/15/15	600	613
GE Capital Credit Card Master Note Trust, Series 2009-3, Class A,
2.54%, 9/15/14	500	501

		3,230

Utilities - 2.1%
CNH Equipment Trust, Series 2009-C, Class A3,
1.85%, 12/16/13	1,300	1,295
John Deere Owner Trust, Series 2009-B, Class A3,
1.57%, 10/15/13	1,500	1,498

		2,793

Total Asset-Backed Securities (Cost $19,245)		19,288

CORPORATE BONDS - 32.9%
Aerospace/Defense - 1.5%
Boeing (The) Co.,
1.88%, 11/20/12	1,500	1,483
General Dynamics Corp.,
1.80%, 7/15/11	500	506

		1,989

Auto Parts & Equipment - 0.7%
Johnson Controls, Inc.,
5.25%, 1/15/11	850	892

Banks - 2.6%
Goldman Sachs Group (The), Inc.,
6.88%, 1/15/11	500	530

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.9% continued
Banks - 2.6% continued
3.63%, 8/1/12	$1,000	$1,030
JPMorgan Chase & Co.,
5.60%, 6/1/11	500	529
Morgan Stanley,
5.05%, 1/21/11	500	519
6.75%, 4/15/11	825	874

		3,482

Beverages - 2.5%
Anheuser-Busch Cos., Inc.,
6.00%, 4/15/11	300	316
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12(1)	1,000	1,005
Coca-Cola Enterprises, Inc.,
0.88%, 5/6/11	1,500	1,512
PepsiCo, Inc.,
5.15%, 5/15/12	500	538

		3,371

Chemicals - 1.9%
EI du Pont de Nemours & Co.,
4.75%, 11/15/12	1,000	1,073
Praxair, Inc.,
1.75%, 11/15/12	1,500	1,486

		2,559

Commercial Services - 0.8%
ERAC USA Finance Co.,
5.80%, 10/15/12(1)	1,000	1,048
Computers - 1.9%
Hewlett-Packard Co.,
1.31%, 5/27/11	1,500	1,520
International Business Machines Corp.,
0.32%, 11/4/11	1,000	998

		2,518

Diversified Financial Services - 4.9%
American Honda Finance Corp.,
2.60%, 6/29/11(1)	500	512
BlackRock, Inc.,
2.25%, 12/10/12	1,000	996
Caterpillar Financial Services Corp.,
0.50%, 12/16/11	1,000	1,002
1.90%, 12/17/12	1,000	996
General Electric Capital Corp.,
6.13%, 2/22/11	500	528
John Deere Capital Corp.,
4.13%, 1/15/10	500	500
National Rural Utilities Cooperative Finance Corp.,
2.63%, 9/16/12	500	503
PACCAR Financial Corp.,
1.95%, 12/17/12	1,000	990
Toyota Motor Credit Corp.,
1.60%, 8/5/11	500	498

		6,525

Electric - 2.7%
Dominion Resources, Inc.,
1.30%, 6/17/10	1,500	1,507
MidAmerican Energy Holdings Co.,
3.15%, 7/15/12	500	509
Southern Co.,
0.68%, 10/21/11	1,500	1,504

		3,520

Healthcare - Products - 0.8%
Johnson & Johnson,
5.15%, 8/15/12	1,000	1,087

Healthcare - Services - 1.6%
Roche Holdings, Inc.,
2.26%, 2/25/11(1)	1,000	1,021
UnitedHealth Group, Inc.,
0.43%, 6/21/10	600	599
5.25%, 3/15/11	500	518

		2,138

Household Products/Wares - 1.1%
Kimberly-Clark Corp.,
0.38%, 7/30/10	1,500	1,501

Insurance - 1.5%
Metropolitan Life Global Funding I,
2.88%, 9/17/12(1)	1,000	1,008
Prudential Financial, Inc.,
3.63%, 9/17/12	1,000	1,015

		2,023

Media - 0.8%
Time Warner, Inc.,
5.50%, 11/15/11	1,000	1,062

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.9% continued
Oil & Gas - 0.8%
Marathon Oil Corp.,
6.13%, 3/15/12	$1,000	$1,075

Pharmaceuticals - 1.1%
GlaxoSmithKline Capital, Inc.,
0.90%, 5/13/10	1,000	1,002
Merck & Co., Inc.,
1.88%, 6/30/11	500	505

		1,507

Retail - 2.1%
CVS Caremark Corp.,
1.76%, 9/10/10	430	434
5.75%, 8/15/11	1,000	1,065
Home Depot (The), Inc.,
5.20%, 3/1/11	1,250	1,297

		2,796

Software - 0.4%
Oracle Corp.,
5.00%, 1/15/11	500	520

Telecommunications - 2.2%
AT&T, Inc.,
6.25%, 3/15/11	269	285
Cellco Partnership/Verizon Wireless Capital LLC,
2.87%, 5/20/11	1,000	1,034
3.75%, 5/20/11	500	516
New Cingular Wireless Services, Inc.,
7.88%, 3/1/11	1,000	1,074

		2,909

Trucking & Leasing - 1.0%
GATX Corp.,
4.75%, 10/1/12	1,300	1,327

Total Corporate Bonds (Cost $43,725)		43,849

FOREIGN ISSUER BONDS - 10.3%
Banks - 3.6%
ANZ National International Ltd.,
2.38%, 12/21/12(1)	750	745
Australia & New Zealand Banking Group Ltd.,
0.58%, 10/21/11(1)	1,500	1,503
Credit Suisse,
3.45%, 7/2/12	500	514
Rabobank Nederland N.V.,
2.65%, 8/17/12(1)	600	607
Westpac Banking Corp.,
2.25%, 11/19/12	1,500	1,496

		4,865

Beverages - 1.2%
SABMiller PLC,
6.20%, 7/1/11(1)	1,500	1,587

Chemicals - 1.1%
Potash Corp. of Saskatchewan, Inc.,
7.75%, 5/31/11	1,300	1,409

Cosmetics/Personal Care - 0.4%
Procter & Gamble International Funding SCA,
1.35%, 8/26/11	600	603

Diversified Financial Services - 1.2%
BP Capital Markets PLC,
1.25%, 3/17/11	1,000	1,012
1.55%, 8/11/11	600	605

		1,617

Mining - 1.2%
BHP Billiton Finance USA Ltd.,
5.13%, 3/29/12	1,500	1,597

Oil & Gas - 1.6%
Devon Financing Corp. ULC,
6.88%, 9/30/11	1,000	1,086
Shell International Finance B.V.,
1.30%, 9/22/11	1,000	1,003

		2,089

Total Foreign Issuer Bonds (Cost $13,749)		13,767

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 4.9% (2)
Fannie Mae - 0.7%
1.00%, 11/23/11	$1,000	$998

Federal Home Loan Bank - 3.4%
0.51%, 10/28/10	1,000	999
1.50%, 10/28/11	1,000	1,001
1.50%, 11/9/11	1,000	999
1.05%, 12/21/11	1,500	1,488

		4,487

Freddie Mac - 0.8%
1.50%, 8/24/11	500	502
2.18%, 8/17/12	500	501

		1,003

Total U.S. Government Agencies (Cost $6,497)		6,488

U.S. GOVERNMENT OBLIGATIONS - 2.6%
U.S. Treasury Notes - 2.6%
2.38%, 8/31/10	1,000	1,013
0.88%, 12/31/10	1,000	1,004
0.88%, 5/31/11	1,000	1,001
1.00%, 7/31/11	500	501

		3,519

Total U.S. Government Obligations (Cost $3,504)		3,519

MUNICIPAL BONDS - 2.1%
California - 0.7%
State of California Revenue Anticipation Notes, Subseries A-1,
3.00%, 5/25/10	1,000	1,007

Florida - 0.8%
Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A-2, High Risk Account,
4.50%, 6/1/10	1,000	1,016

Illinois - 0.2%
Regional Transportation Authority Tax Revenue Notes, Series B (G.O. of Authority),
2.88%, 4/1/11	300	304

Virginia - 0.4%
Virginia State G.O. Unlimited Bonds, Build America Bonds, Series E-1,
1.20%, 6/1/11	500	499

Total Municipal Bonds (Cost $2,823)		2,826

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 7.7%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	10,261,157	$10,261

Total Investment Companies (Cost $10,261)		10,261

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 25.0%
Barton Capital Corp.,
0.21%, 1/6/10	$1,000	$1,000
Chariot Funding LLC,
0.18%, 1/4/10	1,500	1,500
Chatom Industrial Development Board Revenue VRDB, Series A, Election 2008,
4.00%, 2/1/10	500	500
Connecticut Housing Finance Authority, Taxable Revenue VRDB, Subseries B-4,
0.60%, 1/7/10	990	990
Corporate Receivables Corp.,
0.25%, 1/27/10	1,500	1,499
Elgin Educational Facilities Adjustable Revenue VRDB, Harvest Christian Academy (Fifth Third Bank LOC),
0.50%, 1/7/10	700	700
Homestead Special Obligation Variable Refundable TRB, Speedway Project (Suntrust Bank LOC),
0.55%, 1/6/10	1,500	1,500
Houston Utilities System Adjustable Revenue Refunding VRDB, Taxable, Comb-1st, Series D-1 (FSA Insured),
0.38%, 1/7/10	1,400	1,400

FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 25.0% continued
Huntsville-Randolph School Educational Building Authority Lease Revenue Refunding VRDB, Randolph School Project (Compass Bank),
0.36%, 1/7/10	$500	$500
Jupiter Securitization Corp.,
0.18%, 1/4/10	1,500	1,500
Kitty Hawk Funding Corp.,
0.22%, 3/1/10	1,500	1,499
Mississippi State G.O. Unlimited VRDB, Taxable, Series B, Nissan Project,
0.38%, 1/6/10	1,500	1,500
New Hampshire Health & Education Facilities Authority Taxable Revenue VRDB, Series C, Dartmouth College,
0.28%, 1/6/10	500	500
New York State Housing Finance Agency Variable TRB, Series B, West 37th Street (Landes Bank LOC),
0.55%, 1/19/10	1,000	1,000
Noblesville Indiana Economic Development, Revenue VRDB, Series A, Princeton Lakes Apartment (Lasalle Bank N.A.),
0.35%, 1/7/10	1,000	1,000
Rabobank Nederland N.V.,
0.30%, 6/14/10	1,000	1,000
Ranger Funding Company LLC,
0.24%, 2/10/10	1,500	1,500
Regency Markets, Inc.,
0.23%, 2/16/10	1,500	1,500
Rush Medical Foundation,
0.29%, 12/1/31	1,500	1,500
State of Texas G.O. Unlimited Refunding VRDB, Adjustable Tax Rate, Series B, Vets Housing Project,
0.33%, 1/6/10	2,300	2,300
Straight-A Funding LLC,
0.21%, 1/15/10	1,000	1,000
Tampa Florida Revenue Refunding VRDB, Volunteers of America (Regions Bank LOC),
0.95%, 1/7/10	420	420
U.S. Treasury Bill,
0.22%, 3/11/10	1,000	1,000
0.15%, 5/6/10	1,000	1,000
Victory Receivables Corp.,
0.21%, 1/22/10	1,500	1,500
Volusia County Industrial Development Authority Variable TRB, Series B (Lasalle Bank LOC),
0.28%, 1/19/10	1,000	1,000
Washington Health Care Facilities Authority Revenue Bonds, Series C-1, Overlake Hospital Medical Center (Keybank LOC),
0.32%, 1/19/10	1,000	1,000
Wheaton College Taxable Multi-Modal Project Revenue Bonds, Series A,
0.28%, 1/19/10	1,050	1,050
Yorktown Capital LLC,
0.19%, 1/6/10	1,000	1,000

Total Short-Term Investments (Cost $33,357)		33,358

Total Investments - 100.0% (Cost $133,161)		133,356

Other Assets less Liabilities - 0.0%		2

NET ASSETS - 100.0%		$133,358

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	The fund had approximately $10,261,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
(4)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$133,161

Gross tax appreciation of investments	$340
Gross tax depreciation of investments	(145)

Net tax appreciation of investments	$195

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued	DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset Backed Securities	$—	$19,288	(1)	$—	$19,288
Corporate Bonds	—	43,849	(1)	—	43,849
Foreign Issuer Bonds	—	13,767	(1)	—	13,767
U.S. Government Agencies	—	6,488	(1)	—	6,488
U.S. Government Obligations	—	3,519	(1)	—	3,519
Municipal Bonds	—	2,826	(1)	—	2,826
Investment Companies	10,261	—		—	10,261
Short-Term Investments	—	33,358		—	33,358

Total Investments	$10,261	$123,095		$—	$133,356

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
U.S . GOVERNMENT FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 6.9%
Banks - 3.0%
Citibank N.A.,
1.88%, 6/4/12	$1,730	$1,740
Citigroup, Inc.,
2.88%, 12/9/11	1,379	1,420

		3,160

Diversified Financial Services - 3.9%
General Electric Capital Corp.,
2.25%, 3/12/12	2,900	2,942
2.13%, 12/21/12(1)	1,200	1,201

		4,143

Total Corporate Bonds (Cost $7,301)		7,303

U.S. GOVERNMENT AGENCIES - 46.2%(2)
Fannie Mae - 36.1%
2.05%, 10/19/12	800	798
1.88%, 10/29/12	1,020	1,014
3.13%, 9/29/14	1,900	1,891
2.63%, 11/20/14	1,186	1,177
Pool #190371,
6.50%, 7/1/36	1,373	1,473
Pool #257042,
6.50%, 1/1/38	2,340	2,508
Pool #555649,
7.50%, 10/1/32	246	277
Pool #735402,
5.00%, 4/1/35	1,526	1,571
Pool #869217,
5.46%, 2/1/36	2,438	2,555
Pool #893082,
5.80%, 9/1/36	794	840
Pool #995049,
5.50%, 2/1/38	2,027	2,129
Pool TBA,
5.50%, 1/15/40(3)	7,275	7,615
6.00%, 1/15/40(3)	10,419	11,035
6.50%, 1/15/40(3)	2,115	2,265
Series 2007, Class 26C,
5.50%, 3/25/33	1,380	1,449

		38,597

Federal Home Loan Bank - 1.4%
1.63%, 11/21/12	1,500	1,489

Freddie Mac - 5.7%
Pool #1J0365,
5.90%, 4/1/37	1,784	1,895
Pool #1J2840,
5.94%, 9/1/37	2,493	2,648
Pool #410092,
3.17%, 11/1/24	52	54
Series 2944, Class WD,
5.50%, 11/15/28	1,425	1,478

		6,075

Government National Mortgage Association - 3.0%
Pool #268360,
10.00%, 4/15/19	21	24
Pool #270288,
10.00%, 6/15/19	22	25
Series 2007, Class 15A,
4.51%, 10/16/28	826	851
Series 2007, Class 4A,
4.21%, 6/16/29	627	647
Series 2008, Class 14AC,
4.46%, 12/16/30	681	709
Series 2008, Class 8A,
3.61%, 11/16/27	886	903

		3,159

Total U.S. Government Agencies (Cost $48,979)		49,320

U.S. GOVERNMENT OBLIGATIONS - 45.8%
U.S. Treasury Notes - 45.8%
1.00%, 12/31/11	2,959	2,951
1.13%, 12/15/12	3,293	3,240
2.63%, 12/31/14	19,346	19,290
3.25%, 12/31/16	12,186	12,083
3.38%, 11/15/19	11,830	11,379

		48,943

Total U.S. Government Obligations (Cost $49,216)		48,943

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 20.8%
Northern Institutional Funds-Government Portfolio (4) (5)	22,221,729	$22,222

Total Investment Companies (Cost $22,222)		22,222

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.26%, 2/11/10(6)	$325	$325

Total Short-Term Investments (Cost $325)		325

Total Investments - 120.0% (Cost $128,043)		128,113

Liabilities less Other Assets - (20.0)%		(21,320)

NET ASSETS - 100.0%		$106,793

(1)	Securities are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (“TLGP”). Under this program, the FDIC guarantees with the full faith and credit of the U.S. government the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity of the debt or June 30, 2012.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	When-Issued Security.
(4)	The fund had approximately $22,222,000 of net purchases in the Government Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
(5)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At December 31, 2009, the U.S. Government Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Ten Year U.S. Treasury
Note	40	$4,618	Long	3/10	$(124)
Two Year U.S. Treasury
Note	9	1,946	Long	3/10	(15)

Total					$(139)

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$128,043

Gross tax appreciation of investments	$570
Gross tax depreciation of investments	(500)

Net tax appreciation of investments	$70

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$7,303	(1)	$—	$7,303
U.S. Government Agencies	—	49,320	(1)	—	49,320
U.S. Government Obligations	—	48,943	(1)	—	48,943
Investment Companies	22,222	—		—	22,222
Short-Term Investments	—	325		—	325

Total Investments	$22,222	$105,891		$—	$128,113

Other Financial Instruments*	$(139)	$—		$—	$(139)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%
Arizona - 91.8%
Arizona Health Facilities Authority Revenue Bonds, Series A, Phoenix Childrens Hospital, Prerefunded,
6.00%, 2/15/12	$1,000	$1,113
Arizona School Facilities Board COP,
5.25%, 9/1/23	2,000	2,142
Arizona School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured),
5.00%, 7/1/18	1,500	1,553
Arizona State University COP, Research Infrastructure Project (AMBAC Insured),
5.00%, 9/1/30	2,000	2,024
Arizona State University Revenue Bonds (FGIC Insured), Prerefunded,
5.50%, 7/1/12	1,160	1,292
Arizona State University Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/27	450	468
Arizona Transportation Board Revenue Bonds, Series B,
5.00%, 7/1/28	1,770	1,912
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured),
5.00%, 7/1/23	1,000	1,033
Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona G.O. Unlimited Bonds, Series B, School Improvement Project 2007 (Assured Guaranty Insured),	1,345	1,473
5.00%, 7/1/22
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,074
Glendale G.O. Unlimited Bonds,	2,600	2,324
2.00%, 7/1/18
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured),	2,000	2,143
5.00%, 7/1/25
Glendale Water & Sewer Revenue Bonds, Sub Lien (AMBAC Insured),
5.00%, 7/1/28	2,000	2,064
Goodyear G.O. Unlimited Bonds (NATL-RE Insured),
5.00%, 7/1/16	1,300	1,455
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	2,060
5.25%, 8/1/31	1,005	1,043
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series A,
4.13%, 8/1/19	630	642
Maricopa County Community College District G.O. Unlimitied Bonds, Series C,
3.00%, 7/1/22	4,000	3,756
Maricopa County Elementary School District No. 1 Phoenix Elementary G.O. Unlimited Bonds, Series B, School Improvement Project 2006,
4.50%, 7/1/21	1,190	1,240
Maricopa County Elementary School District No.8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
5.00%, 7/1/15	680	761
Maricopa County School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series C, School Improvement Project 2005,
5.00%, 7/1/21	1,000	1,098
Maricopa County School District No. 8 Osborn G.O. Limited Refunding Bonds, Bank Qualified (NATL-RE FGIC Insured),
4.70%, 7/1/14	1,000	1,108
Maricopa County Unified High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	256
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005
4.00%, 7/1/17	1,000	1,053
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,036
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds,
5.00%, 7/1/23	175	193

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Arizona - 91.8% continued
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (FSA Insured),
5.25%, 7/1/15	$1,000	$1,113
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	521
Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/18	150	167
Mesa Highway Revenue Bonds, Notes,
3.50%, 7/1/15	1,000	1,027
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project 2006 (Assured Guaranty Insured),
5.50%, 7/1/21	1,000	1,126
5.00%, 7/1/23	1,000	1,074
Northern Arizona University COP, Northern Arizona University Research Projects (AMBAC Insured),
5.00%, 9/1/26	400	402
Northern Arizona University Revenue Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 6/1/15	2,550	2,821
Northern Arizona University Revenue Refunding Bonds, Systems (NATL-RE FGIC Insured),
5.25%, 6/1/14	1,000	1,122
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Senior Lien, Series B (AMT),
5.25%, 7/1/16	1,000	1,080
Phoenix Civic Improvement Corp. Excise TRB, Subseries A (NATL-RE Insured),
4.75%, 7/1/24	1,250	1,292
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured),
5.00%, 7/1/29	1,010	1,030
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,935
5.50%, 7/1/21	1,080	1,228
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE FGIC Insured),
5.50%, 7/1/17	3,500	3,817
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien, Series A,
5.00%, 7/1/22	1,000	1,113
5.00%, 7/1/23	1,000	1,106
5.00%, 7/1/39	530	549
Phoenix G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/20	3,000	3,360
Phoenix G.O. Unlimited Bonds, Series B, Various Purpose, Partially Prerefunded,
5.38%, 7/1/20	1,000	1,079
Pima County G.O. Unlimited Bonds (FSA Insured),
4.00%, 7/1/14	750	757
Pima County Metropolitan Domestic Water Improvement District Revenue Refunding Bonds, Senior Lien (AGM Insured),
3.00%, 1/1/15	1,170	1,180
Pima County Streets & Highway Revenue Bonds,
4.00%, 7/1/22	1,970	1,985
4.00%, 7/1/23	500	500
Pima County Unified School District No. 6 Marana G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.40%, 7/1/14	1,300	1,339
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (FSA Insured),
5.00%, 7/1/22	1,000	1,118
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds, Sub Lien, (Assured Guaranty Insured),
5.25%, 7/15/16	1,000	1,119
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, Salt River Project,
5.00%, 1/1/37	5,005	5,141
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,655	1,867
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/21	1,195	1,312

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Arizona - 91.8% continued
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured),
5.00%, 12/1/23	$1,135	$1,105
Tucson COP (Assured Guaranty Insured),
5.00%, 7/1/26	1,000	1,040
5.00%, 7/1/29	1,000	1,025
Tucson Water Revenue Bonds, Series 2005-B (AGM Insured),
5.00%, 7/1/25	1,590	1,693
Tucson Water Revenue Refunding Bonds, Series C,
5.00%, 7/1/26	2,085	2,203
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	1,050
5.00%, 7/1/28	1,945	1,996
Yuma Municipal Property Corp. Revenue Bonds, Series D (XLCA Insured),
5.00%, 7/1/17	1,100	1,178
5.00%, 7/1/23	1,000	1,024
Yuma Municipal Property Corp. Utilities System Revenue Bonds, Senior Lien (XLCA Insured),
5.00%, 7/1/23	2,500	2,560

		94,470

Puerto Rico - 4.1%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,526
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Prerefunded,
5.50%, 10/1/10	1,000	1,049
Puerto Rico Public Finance Corp. Commonwealth Appropriated, Series E (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	1,350	1,617

		4,192

Total Municipal Bonds (Cost $94,913)		98,662

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%
Northern Institutional Tax Exempt Portfolio (1) (2)	2,285,905	$2,286

Total Investment Companies (Cost $2,286)		2,286

Total Investments - 98.1% (Cost $97,199)		100,948

Other Assets less Liabilities - 1.9%		2,002

NET ASSETS - 100.0%		$102,950

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	The Fund had approximately $2,286,000 of net purchases in the Tax Exempt Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.

Percentages shown are based on Net Assets.

At December 31, 2009, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.0%
General	17.0
General Obligation	17.5
Higher Education	5.8
Power	5.2
School District	14.7
Transportation	6.0
Water	22.9
All other sectors less than 5%	4.9

Total	100.0%

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$97,199

Gross tax appreciation of investments	$4,016
Gross tax depreciation of investments	(267)

Net tax appreciation of investments	$3,749

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX - EXEMPT FUND continued	DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds	$—	$98,662	(1)	$—	$98,662
Investment Companies	2,286	—		—	2,286

Total Investments	$2,286	$98,662		—	$100,948

(1)	Classifications as defined in the Schedule of Investments.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM    Assured Guarantee Municipal Corporation

AMBAC    American Municipal Bond Assurance Corporation

AMT    Alternative Minimum Tax

COP    Certificate of Participation

FGIC    Financial Guaranty Insurance Corporation

FSA    Financial Security Assurance

G.O.    General Obligation

NATL-RE    National Public Finance Guarantee Corp.

TCRS    Transferable Custodial Receipts

TRB     Tax Revenue Bonds

XLCA    XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPALBONDS - 84 .3%
California - 82.9%
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	$3,500	$3,564
5.00%, 8/1/17	2,430	2,506
Bay Area Toll Authority Tollway Bridge Revenue Bonds, Series F1, San Francisco Bay Area,
5.25%, 4/1/29	2,500	2,668
California Educational Facilities Authority Revenue Bonds, Series A, Loyola Marymount University (NATL-RE Insured),
0.00%, 10/1/19	1,300	766
California Educational Facilities Authority Revenue Bonds, Series Q, Stanford University,
5.25%, 12/1/32	2,500	2,596
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.50%, 10/1/17	800	904
California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/13	1,000	1,064
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,004
California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured),
5.50%, 5/1/13	1,500	1,654
5.50%, 5/1/15	600	646
California State Department of Water Resources Power Supply Revenue Bonds, Series A, Prerefunded,
5.38%, 5/1/12	745	832
California State Economic Recovery G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 7/1/15	3,000	3,268
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/19	5,000	5,349
California State G.O. Unlimited Bonds (FGIC Insured) Unrefunded Balance,
5.38%, 6/1/26	2,255	2,257
California State G.O. Unlimited Bonds, Unrefunded Balance, (NATL-RE FGIC Insured),
4.75%, 2/1/19	85	85
California State G.O. Unlimited Refunding Bonds (AMBAC Insured),
4.50%, 8/1/28	500	439
California State G.O. Unlimited Various Purpose Bonds,
6.00%, 11/1/35	5,000	5,142
California State G.O. Unlimited Refunding Bonds,
5.00%, 12/1/16	3,000	3,228
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health-Coalinga,
5.13%, 6/1/29	250	234
California State Public Works Board Lease Revenue Bonds, Series D, Departmentof Justice,
5.25%, 11/1/16	1,000	1,016
California State Public Works Board Lease Revenue Bonds, Series F, Department of Corrections & Rehabilitation,
5.00%, 11/1/22	1,280	1,238
5.00%, 11/1/24	1,695	1,608
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured),
5.25%, 12/1/13	1,300	1,362
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University,
5.25%, 10/1/14	3,545	3,568
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	2,000	2,001
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured),
5.00%, 1/1/19	1,300	1,301
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 6/1/24	5,000	5,023
5.75%, 4/1/31	3,750	3,809

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.3% continued
California - 82.9% continued
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education Co. (FGIC Insured),
4.25%, Mandatory Put 11/1/16	$1,575	$1,558
California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (NATL-RE Insured),
5.50%, 8/15/12	2,545	2,688
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.00%, 8/1/12	1,775	1,867
Carlsbad Unified School District G.O. Unlimited Bonds,
0.00%, 5/1/19	1,250	798
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election 2006 (NATL-RE Insured),
5.25%, 8/1/32	1,500	1,584
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity,
7.50%, 5/1/14	1,000	1,261
Corona-Norca Unified School District Capital Appreciation G.O. Unlimited Bonds (Assured Guaranty Insured),
0.00%, 8/1/23	1,000	453
0.00%, 8/1/24	1,000	421
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (AGM Insured),
0.00%, 8/1/26	3,000	1,099
Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Collateralized by FNMA), Escrowed to Maturity,
6.88%, 10/1/11	950	1,052
Eastern Municipal Water District Water & Sewer Revenue COP, Series H,
5.00%, 7/1/33	2,000	2,023
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
4.00%, 8/1/18	1,215	1,261
6.25%, 8/1/29	3,500	3,774
Foothill Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/20	2,150	1,487
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.38%, 8/1/18	1,350	1,433
5.38%, 8/1/19	625	663
Glendale Unified School District G.O. Unlimited Bonds, Series D (NATL-RE Insured),
5.38%, 9/1/18	1,000	1,065
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	1,000	941
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed (AMBAC Insured), Prerefunded,
5.00%, 6/1/13	2,500	2,806
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Escrowed to Maturity,
5.00%, 6/1/10	2,000	2,038
Hillsborough School District G.O. Unlimited Bonds Anticipation Notes,
0.00%, 9/1/13	2,000	1,790
Kern Community College District Refunding COP, (AMBAC Insured),
5.00%, Mandatory Put 4/1/10	2,700	2,725
Long Beach Unified School District G.O Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/27	850	931
Los Angeles City G.O. Unlimited Bonds, Series A,
3.75%, 9/1/23	2,730	2,629
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/24	1,000	1,066
5.25%, 5/15/39	1,000	1,006
Los Angeles Department of Water & Power Revenue Bonds, Series A, Subseries A-2,
5.00%, 7/1/30	2,000	2,048

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.3% continued
California - 82.9% continued
Los Angeles Department of Water & Power Revenue Bonds, Series B,
5.25%, 7/1/23	$1,500	$1,675
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series B,
5.00%, 7/1/17	1,565	1,776
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured),
5.00%, 7/1/29	1,000	1,032
Los Angeles Unified School District G.O. Unlimited Bonds, Election of 1997, Series F (FGIC Insured), Prerefunded,
5.00%, 7/1/13	545	621
Los Angeles Unified School District G.O. Unlimited Bonds, Series D,
5.00%, 7/1/18	5,000	5,503
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries A (NATL-RE Insured),
5.00%, 6/1/27	3,000	3,052
Metropolitan Water District of Southern California Waterworks Revenue , Series B-2 (NATL-RE FGIC Insured),
5.00%, 10/1/26	2,000	2,166
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured),
5.25%, 11/1/18	1,000	1,083
Mojave Water Agency COP, Series A,
5.00%, 6/1/20	355	381
5.00%, 6/1/23	665	697
Newark Unified School District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 1997 (AGM Insured),
0.00%, 8/1/24	2,430	1,024
Orange County Water District COP, Series B (NATL-RE Insured), Prerefunded,
5.38%, 8/15/13	1,000	1,155
Palm Springs Unified School District G.O. Unlimited Bonds, Series B, Election of 2004 (AGM Insured),
4.75%, 8/1/33	2,400	2,366
Pasadena City Refunding COP, Series C,
4.75%, 2/1/38	2,350	2,279
Poway Unified School Facilities Improvement District No. 2007-1 G.O. Unlimited Bonds, Series A, Election 2008,
0.00%, 8/1/20	3,280	1,825
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	500	511
5.00%, 7/1/29	1,000	1,016
Redondo Beach Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.13%, 8/1/37	2,000	2,001
Rescue Union School District COP, (Assured Guaranty Insured),
4.38%, 10/1/13	2,775	3,033
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured),
5.25%, 8/1/27	455	482
Sacramento County COP, Animal Healthcare/Youth Detention (AMBAC Insured),
5.00%, 10/1/26	1,490	1,449
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A,
5.60%, 12/1/16	915	919
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/19	1,000	1,118
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Series A,
4.00%, 5/15/20	1,495	1,502
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Series B,
5.00%, 5/15/21	1,205	1,299
San Diego Regional Building Authority Lease Revenue Bonds, Series A, County Operations Center and Annex Redevelopment Project,
4.00%, 2/1/19	3,615	3,725
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series D-1, Election 1998, (NATL-RE Insured),
5.50%, 7/1/25	2,745	3,210
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election 1998, (FSA Insured),
5.50%, 7/1/27	1,500	1,730

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.3% continued
California - 82.9% continued
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (NATL-RE Insured),
4.75%, 5/1/15	$500	$502
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E,
5.50%, 5/1/26	2,500	2,619
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series C (FSA Insured),
4.00%, 5/1/18	2,500	2,564
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series Issue 34F (Assured Guaranty Insured),
5.00%, 5/1/16	2,000	2,209
San Francisco City & County COP, Series B, Multiple Capital Improvement Projects,
4.75%, 4/1/30	2,500	2,402
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 11/1/20	4,000	4,184
5.00%, 11/1/25	2,750	2,813
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B,
4.00%, 11/1/25	1,000	962
San Francisco State Building Authority Lease Revenue Refunding Bonds, Series A, Civic Center (NATL-RE FGIC Insured),
5.00%, 12/1/15	2,000	2,104
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (FSA Insured),
5.38%, 8/1/18	180	194
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue Bonds, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/23	5,000	2,958
San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 3/1/16	1,000	1,019
San Jose Redevelopment Agency Tax Allocation Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/15	3,070	3,268
San Jose Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Area Redevelopment Project (NATL-RE Insured),
4.25%, 8/1/15	5,000	5,102
San Marcos PFA Capital Appreciation Custom Receipts Revenue Bonds, Escrowed to Maturity,
0.00%, 7/1/11	1,000	990
San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (NATL-RE FGIC Insured),
5.00%, 9/1/21	1,000	1,062
San Mateo County Transportation District Revenue Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/1/10	575	581
San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	3,785	3,905
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.50%, 8/1/30	2,000	2,129
Santa Rosa City Wastewater Revenue Bonds, Series A (AGM Insured),
5.25%, 9/1/27	1,255	1,326
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008,
5.00%, 7/1/32	1,500	1,488
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL-RE FGIC Insured),
5.25%, 8/15/14	1,295	1,401
5.25%, 8/15/18	2,500	2,568
Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southtran Transmission Project,
0.00%, 7/1/14	1,000	873
Southern California Public Power Authority Power Project Revenue Bonds,
6.75%, 7/1/12	1,700	1,920
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1,
5.25%, 11/1/25	1,805	1,774

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.3% continued
California - 82.9% continued
University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured),
4.75%, 5/15/26	$1,900	$1,913
University of California Revenue Bonds, Series C (NATL-RE Insured),
4.75%, 5/15/31	1,250	1,262
University of California Revenue Bonds, Series F (AGM Insured),
4.75%, 5/15/24	200	206
University of California Revenue Bonds, Series Q,
5.25%, 5/15/26	2,500	2,742
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.25%, 8/1/27	2,125	2,181
Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002,
0.00%, 8/1/17	1,615	1,158
0.00%, 8/1/18	1,635	1,086
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	1,000	1,050
West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B,
0.00%, 8/1/16	1,115	873
0.00%, 8/1/17	1,100	809
Western Riverside County Water and Wastewater Financing Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	1,645	1,700

		218,126

Puerto Rico - 1.3%
Puerto Rico Commonwealth Appropriation Public Finance Corp. Revenue Bonds, Series E (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	1,550	1,856
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,526

		3,382

Virgin Islands - 0.1%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	195	200

Total Municipal Bonds (Cost $217,787)		221,708

SHORT-TERM INVESTMENTS - 14.7%
ABAG Finance Authority for Nonprofit Corps. Revenue VRDB, Series D, Sharp Healthcare (Citbank N.A. LOC),
0.20%, 1/6/10	2,200	2,200
Antelope Valley-East Kern Water Agency COP VRDB, Series A-2 (Wells Fargo Bank N.A. LOC),
0.20%, 1/7/10	300	300
California Health Facilities Financing Authority Revenue VRDB, Series H, Catholic Healthcare (Citibank N.A. LOC),
0.20%, 1/6/10	1,800	1,800
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Series B, Pacific Gas Electric (Wells Fargo Bank N.A LOC),
0.21%, 1/4/10	1,000	1,000
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Series D, Pacific Gas Electric (Wells Fargo Bank N.A. LOC),
0.18%, 1/4/10	700	700
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project (Comerica Bank LOC),
0.30%, 1/7/10	95	95
California Infrastructure & Economic Development Bank Revenue VRDB, Series F, California Academy (Wells Fargo N.A. LOC),
0.20%, 1/4/10	1,000	1,000
California Pollution Control Financing Authority Revenue Refunding VRDB, BP West Coast Productions LLC,
0.18%, 1/1/10	11,150	11,150
California Pollution Control Financing Authority Revenue Refunding VRDB, Exxonmobil Project,
0.17%, 1/4/10	700	700

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 14.7% continued
California State Department of Water Resources Power Supply Revenue VRDB, Series B-2 (BNP Paribas LOC),
0.26%, 1/4/10	$1,900	$1,900
California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (AGM Insured),
0.21%, 1/7/10	2,075	2,075
California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC),
0.15%, 1/7/10	150	150
California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-3 (AGM Insured),
0.21%, 1/7/10	500	500
California State Economic Recovery G.O. Unlimited VRDB, Series C-16 (AGM State Gtd.),
0.25%, 1/6/10	1,625	1,625
California State G.O. Unlimited VRDB, Series A, Subseries A-3 (Bank Of America N.A. LOC),
0.22%, 1/6/10	500	500
California State G.O. Unlimited VRDB, Series B, Subseries B-6 (KBC Bank N.V. LOC),
0.26%, 1/1/10	600	600
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.19%, 1/7/10	300	300
California Statewide Communities Development Authority Revenue Refunding VRDB, Series D, Los Angeles County Museum of Art Project (Wells Fargo Bank N.A. LOC),
0.20%, 1/4/10	400	400
California Statewide Communities Development Authority Revenue VRDB, Series A, Sweep Loan Program (Citibank N.A. LOC),
0.20%, 1/6/10	500	500
California Statewide Communities Development Authority VRDB, Senior Living Facility (Sovereign Bank FSB LOC),
0.19%, 1/7/10	1,300	1,300
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Sub SIFMA, Series A-2,
0.25%, 1/7/10	2,000	2,000
Irvine Improvement Board Act of 1915 Special Assessment Bonds, Series A, District 4-20 (KBC Bank N.V. LOC),
0.20%, 1/4/10	100	100
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Series A-1, Property A - First Tier,
0.20%, 1/7/10	1,985	1,985
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series B-3,
0.20%, 1/1/10	900	900
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series C-2,
0.22%, 1/4/10	400	400
Northern California Power Agency Revenue Refunding VRDB, Series A, Hydroelectric Project (Dexia Credit Local LOC),
0.23%, 1/6/10	200	200
Orange County Apartment Development Revenue Refunding VRDB, Series G3, West Loop Community Organization (Fannie Mae Insured),
0.18%, 1/7/10	3,000	3,000
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Series I, Oasis Martinique (Fannie Mae Insured),
0.22%, 1/7/10	400	400
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding VRDB, Series A,
0.24%, 1/7/10	990	990

Total Short-Term Investments (Cost $38,770)		38,770

Total Investments - 99.0% (Cost $256,557)		260,478

Other Assets less Liabilities - 1.0%		2,657

NET ASSETS - 100.0%		$263,135

Percentages shown are based on Net Assets.

TAX-EXEMPT FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

At December 31, 2009, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.8%
General	16.6
General Obligation	18.3
Higher Education	6.7
School District	15.0
Transportation	6.6
Water	9.1
All other sectors less than 5%	21.9

Total	100.0%

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$256,557

Gross tax appreciation of investments	$5,648
Gross tax depreciation of investments	(1,726)

Net tax appreciation of investments	$3,922

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$221,708	(1)	$—	$221,708
Short Term Investments	—	38,770		—	38,770

Total Investments	$—	$260,478		$—	$260,478

(1)	Classifications as defined in the Schedule of Investments.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AGM - Assured Guarantee Municipal Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

FSB - Federal Savings Bank

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

VRDB - Variable Rate Demand Bands

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%
California - 92.8%
Alameda County Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A (AGM Insured),
0.00%, 8/1/29	$2,000	$604
Albany Unified School District G.O. Unlimited Bonds, Series A (Assured Guaranty Insured),
5.13%, 8/1/26	1,370	1,413
Alhambra Unified School District Elementary School Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured),
5.50%, 8/1/33	1,000	1,055
Anaheim Union High School District Capital Appreciation G.O. Unlimited Bonds, Election 2002 (NATL-RE Insured),
0.00%, 8/1/28	575	180
Antelope Valley Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (NATL-RE Insured),
0.00%, 8/1/29	6,000	1,718
Arcadia Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2006 (AGM Insured),
0.00%, 8/1/25	2,710	1,029
Aztec Shops Ltd. Auxiliary Organization Student Housing Revenue Bonds, San Diego State University,
6.00%, 9/1/31	2,000	1,952
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	2,500	2,578
Bay Area Toll Authority Tollway Bridge Revenue Bonds, Series F1, San Francisco Bay Area,
5.25%, 4/1/29	2,500	2,668
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,000	1,074
California Educational Facilities Authority Revenue Bonds, Series A, Loyola Marymount University (NATL-RE Insured),
0.00%, 10/1/19	725	427
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges - First Lien (AMBAC Insured), Prerefunded,
5.13%, 7/1/26	1,000	1,211
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	251
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.13%, 6/1/24	25	25
California State G.O. Unlimited Refunding Bonds,
4.50%, 8/1/27	2,550	2,286
California State G.O. Unlimited Refunding Bonds (AMBAC Insured),
4.50%, 8/1/28	5,000	4,391
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9,
6.00%, 4/1/25	1,400	1,443
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health-Coalinga,
5.13%, 6/1/29	1,500	1,403
California State Public Works Board Lease Revenue Bonds, Series F, Department of Corrections & Rehabilitation,
5.00%, 11/1/23	1,610	1,545
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Projects (AMBAC Insured),
5.63%, 3/1/16	1,000	1,001
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	500	500
California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (NATL-RE Insured), Prerefunded,
5.50%, 10/1/12	500	564
5.50%, 10/1/12	500	564

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California - 92.8% continued
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 6/1/24	$5,000	$5,022
5.75%, 4/1/31	6,250	6,348
5.25%, 3/1/38	2,000	1,864
5.50%, 11/1/39	2,500	2,401
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education (FGIC Insured),
4.25%, Mandatory Put 11/1/16	500	495
California Statewide Communities Development Authority Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.63%, 8/1/34	1,000	937
Carlsbad Unified School District G.O. Unlimited Bonds, Series B, Election,
5.25%, 5/1/27	1,000	1,073
Corona-Norca Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured),
5.50%, 8/1/39	500	503
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (AGM Insured),
0.00%, 8/1/26	4,155	1,522
El Dorado Irrigation District and Water Agency COP, Series A (Assured Guaranty Insured),
6.25%, 8/1/29	1,500	1,617
Franklin-McKinley School District G.O. Unlimited Bonds, Series B, Election 2004 (AGM Insured),
5.25%, 8/1/32	1,500	1,542
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.38%, 8/1/19	750	796
Glendale Unified School District G.O. Unlimited Bonds, Series D, (NATL-RE Insured),
5.38%, 9/1/18	665	708
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded,
5.63%, 6/1/13	2,000	2,286
Hartnell Community College District G.O. Unlimited Bonds, Series B, Election of 2002 (AGM Insured),
5.00%, 6/1/31	1,820	1,829
Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured),
6.00%, 1/1/12	200	216
Long Beach Bond Finance Authority Natural Gas Purpose Revenue Bonds, Series A,
5.50%, 11/15/28	1,000	986
Long Beach Unified School District G.O Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/27	1,000	1,096
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/24	1,000	1,066
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1, Power Systems (AMBAC Insured),
5.00%, 7/1/37	2,160	2,198
5.00%, 7/1/39	1,500	1,539
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	30	37
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A-1 (NATL-RE Insured),
4.50%, 1/1/28	2,185	2,051
Los Angeles Wastewater System Revenue Refunding Bonds, Series A,
5.00%, 6/1/39	2,000	2,044
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	1,500	1,624
6.00%, 10/1/39	2,000	2,145
Modesto Irrigation District Refunding COP, Series B, Capital Improvements Projects,
5.30%, 7/1/22	1,435	1,436
Monterey Peninsula Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (AGM Insured),
0.00%, 8/1/26	5,505	2,039
Monterey Regional Water Pollution Control Agency Wastewater Revenue Bonds (AMBAC Insured),
5.00%, 6/1/24	1,025	1,059

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California - 92.8% continued
Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured),
5.00%, 9/1/27	$1,000	$1,005
New Haven Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.75%, 8/1/20	320	349
Orchard School District G.O. Unlimited Bonds, Series A, 2001 Election (Assured Guaranty Insured),
5.00%, 8/1/29	1,290	1,329
Palomar Pomerado Health Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured),
0.00%, 8/1/38	5,000	3,225
Pasadena City Refunding COP, Series C,
4.75%, 2/1/38	2,500	2,424
Perris Unified High School District Capital Appreciation G.O. Unlimited Bonds, Series B (NATL-RE FGIC Insured),
0.00%, 9/1/26	1,000	356
Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, 2002 Election (NATL-RE FGIC Insured),
5.50%, 8/1/27	1,500	1,598
Poway Unified School Facilities Improvement District No. 2007-1 G.O. Unlimited Bonds, Series A Election 2008,
0.00%, 8/1/25	5,000	1,966
Rio Hondo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.25%, 8/1/14	2,000	2,355
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured),
5.25%, 8/1/27	850	901
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A,
5.60%, 12/1/16	305	306
Sacramento County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured),
5.00%, 12/1/27	1,500	1,523
San Diego County Water Authority Revenue COP, Series 2008 A (AGM Insured),
5.00%, 5/1/38	2,000	1,985
San Diego County Water Authority Revenue COP, Series A (AGM Insured),
5.00%, 5/1/31	2,000	2,014
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Series A,
5.00%, 5/15/28	1,500	1,554
San Diego Regional Building Authority Lease Revenue Bonds, Series A, County Operations Center and Annex Redevelopment Project,
5.00%, 2/1/22	590	636
San Diego Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2008,
0.00%, 7/1/31	5,000	1,469
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series D-1, Election 1998 (NATL-RE Insured),
5.50%, 7/1/25	2,000	2,339
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (NATL-RE Insured),
4.75%, 5/1/15	1,000	1,005
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E,
5.25%, 5/1/32	1,500	1,494
San Francisco City & County COP, Series B, Multiple Capital Improvement Projects,
4.75%, 4/1/30	2,500	2,402
4.75%, 4/1/35	5,000	4,574
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B,
4.00%, 11/1/25	1,000	962
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services,
5.00%, 10/1/13	3,480	3,734
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (FSA Insured),
5.38%, 8/1/19	200	216
5.38%, 8/1/20	225	243

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California - 92.8% continued
San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 3/1/16	$440	$448
San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series A (AGM Insured),
5.38%, 8/1/19	500	532
San Mateo County Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Youth Service Campus,
5.00%, 7/15/36	1,300	1,265
San Mateo County Transit District Revenue Bonds, Series A (NATL-RE Insured), Prerefunded,
4.50%, 6/1/10	1,000	1,008
5.00%, 6/1/10	500	505
San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	1,000	1,032
San Mateo Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series A, Capital Projects,
5.25%, 7/15/24	1,000	1,073
Santa Monica Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004,
0.00%, 8/1/24	3,200	1,433
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 9/1/16	35	38
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008,
5.00%, 7/1/30	2,040	2,060
5.00%, 7/1/32	1,000	992
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1,
5.25%, 11/1/25	1,000	983
Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	2,520	2,811
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center,
6.00%, 6/1/22	500	514
University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured),
4.75%, 5/15/26	1,000	1,007
University of California Revenue Bonds, Series C (NATL-RE Insured),
4.75%, 5/15/31	1,000	1,009
University of California Revenue Bonds, Series Q,
5.25%, 5/15/26	2,500	2,741
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.25%, 8/1/27	2,500	2,566
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	2,065	2,169
Vista Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (FSA Insured),
5.38%, 8/1/16	100	109
5.38%, 8/1/17	190	207
Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
7.20%, 2/1/16	900	1,015
Washington Township Healthcare District Revenue Bonds,
5.00%, 7/1/11	500	506
5.00%, 7/1/12	1,270	1,284
West Kern Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2004 (XLCA Insured),
0.00%, 11/1/21	1,280	641
Western Riverside County Water and Wastewater Financing Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	2,000	2,067

		150,340

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
Virgin Islands - 0.2%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	$285	$292

Total Municipal Bonds (Cost $147,621)		150,632

SHORT-TERM INVESTMENTS - 2.5%
California Infrastructure & Economic Development Bank Revenue VRDB, Asian Art Museum (NATL-RE Insured) (J.P. Morgan Chase Bank LOC),
0.20%, 1/4/10	1,100	1,100
California PCF Authority Revenue Refunding VRDB, BP West Coast Productions LLC,
0.18%, 1/1/10	2,800	2,800
Irvine Improvement Board Act of 1915 Special Assessment VRDB, Series A, District 4-20 (KBC Bank N.V. LOC),
0.20%, 1/4/10	100	100

Total Short-Term Investments (Cost $4,000)		4,000

Total Investments - 95.5% (Cost $151,621)		154,632

Other Assets less Liabilities - 4.5%		7,318

NET ASSETS - 100.0%		$161,950

Percentages shown are based on Net Assets.

At December 31, 2009, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	18.5%
General Obligation	25.9
Higher Education	6.6
School District	19.9
All other sectors less than 5%	29.1

Total	100.0%

Federal Tax Information:
At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)
Federal tax cost of investments	$151,621

Gross tax appreciation of investments	$5,742
Gross tax depreciation of investments	(2,731)

Net tax appreciation of investments	$3,011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$150,632	(1)	$—	$150,632
Short-Term Investments	—	4,000		—	4,000

Total Investments	$—	$154,632		—	$154,632

(1)	Classifications as defined in the Schedule of Investments.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate. Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND continued	DECEMBER 31, 2009 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corp.

PCF - Pollution Control Financing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.9%
Alabama - 0.3%
Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project,
5.75%, 9/1/28	$1,000	$877
Camden Industrial Development Board Revenue Refunding Bonds, Series A, Weyerhaeuser Company, Prerefunded,
6.13%, 12/1/13	1,000	1,164

		2,041

Alaska - 0.2%
Alaska IDA & Export Authority Revenue Bonds, Boys & Girls Home,
5.88%, 12/1/27	1,500	1,099

Arizona - 3.9%
Arizona Health Facilities Authority Health Care Facilities Revenue Bonds, Beatitudes Campus Project,
5.20%, 10/1/37	2,500	1,810
Arizona Health Facilities Authority Hospital System Revenue Bonds, John C. Lincoln Health Network, Prerefunded,
6.88%, 12/1/10	1,000	1,072
Coconino County PCR Bonds, Series A (AMT), Tucson Electric Power Co.,
7.13%, 10/1/32	1,000	1,001
Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project,
5.70%, 7/1/42	3,000	2,324
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/31	2,000	1,924
Maricopa County Pollution Control Corp. Various Revenue Refunding Bonds, Series A, Palo Verde,
6.25%, 1/1/38	4,000	4,009
Navajo County PCR Refunding Bonds, Series B, Arizona Public Service Company Cholla Project,
5.50%, Mandatory Put 6/1/14	2,000	2,097
Navajo County PCR Refunding Bonds, Series E, Arizona Public Service Company Cholla Project,
5.75%, Mandatory Put 6/1/16	3,250	3,369
Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life,
6.25%, 8/15/20	500	466
Pima County IDA Revenue Bonds, Series A, Tucson Electric Power Co. San Juan,
4.95%, 10/1/20	3,000	2,919
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/33	3,000	3,151
5.00%, 1/1/38	2,000	2,075

		26,217

Arkansas - 0.1%
Little Rock Hotel & Restaurant Gross Receipts Refunding TRB,
7.38%, 8/1/15	500	579

California - 5.7%
California Educational Facilities Authority Revenue Bonds, Dominican University,
5.00%, 12/1/25	890	775
5.00%, 12/1/36	2,000	1,617
California Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,
5.50%, 2/1/39	2,000	1,785
California Municipal Finance Authority Revenue Bonds, Biola University,
5.88%, 10/1/34	1,000	1,010
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/20	4,000	4,232
California State Public Works Board Lease Revenue Bonds, Series C, Department of Corrections,
5.50%, 6/1/15	1,000	1,053
California State Various Purpose G.O. Unlimited Bonds,
5.75%, 4/1/31	2,500	2,539
6.00%, 4/1/38	2,500	2,548
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	1,521
Chula Vista Industrial Development Revenue Bonds, Series D, San Diego Gas & Electric Company,
5.88%, 1/1/34	3,000	3,275
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed,
5.00%, 6/1/45	2,000	1,668

NORTHERN FUNDS QUARTERLY REPORT    1     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.9% continued
California - 5.7% continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A-5, Asset Backed, Prerefunded,
7.88%, 6/1/13	$500	$606
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded,
5.50%, 6/1/13	1,000	1,133
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Series A,
5.25%, 5/15/39	3,165	3,259
San Francisco City & County Airports Commission International Airports Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,292
University of California Revenue Bonds, Series O,
5.25%, 5/15/39	5,590	5,907

		38,220

Colorado - 2.8%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	500	557
Copperleaf Metropolitan District No. 2 G.O. Limited Bonds,
5.85%, 12/1/26	2,000	1,461
Denver City & County Airports System Revenue Bonds, Series A,
5.25%, 11/15/36	5,000	5,069
Denver City & County G.O. Unlimited Bonds, Series A, Better Denver & Zoo,
5.00%, 8/1/24	2,500	2,773
E-470 Public Highway Authority Revenue Bonds, Series C1 (NATL-RE Insured),
5.50%, 9/1/24	2,000	1,966
E-470 Public Highway Authority Revenue Bonds, Series D2 (NATL-RE Insured),
5.00%, Mandatory Put 9/2/13	2,000	2,122
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary Improvements G.O. Limited Bonds, Series A,
5.40%, 12/15/31	2,700	2,102
Stone Ridge Metropolitan District No. 2 G.O. Limited Bonds,
7.25%, 12/1/31	3,500	2,814

		18,864

District of Columbia - 0.8%
District of Columbia Revenue Bonds, Methodist Home of the District of Columbia Issue,
6.00%, 1/1/20	400	373
District of Columbia University Revenue Bonds, Series C, Georgetown University,
5.25%, Mandatory Put 4/1/23	3,500	3,711
Washington D.C. Metropolitan Area Transit Authority Gross Revenue Bonds, Series A,
5.13%, 7/1/32	1,000	1,062

		5,146

Florida - 7.2%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, Guaranteed by Bombardier, Inc.,
7.50%, 11/1/20	3,430	3,563
Broward County Airport System Revenue Refunding Bonds, Series O,
5.38%, 10/1/29	4,980	5,111
Capital Trust Agency Revenue Bonds (AMT), Fort Lauderdale Project, Cargo Acquisition Companies Obligated Group,
5.75%, 1/1/32	1,525	1,148
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	400	401
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/23	5,000	5,522
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.75%, 10/1/27	3,290	3,555
Halifax Hospital Medical Center & Improvement Revenue Refunding Bonds, Series A,
5.25%, 6/1/26	1,500	1,460
5.38%, 6/1/46	3,000	2,790

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.9% continued
Florida - 7.2% continued
Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded,
6.00%, 11/15/11	$1,250	$1,372
Hillsborough County IDA PCR Bonds, Series A, Tampa Electric Co. Project,
5.65%, 5/15/18	2,000	2,150
Hillsborough County IDA PCR Bonds, Series E, Tampa Electric Co. Project,
5.10%, 10/1/13	1,000	1,038
Islands at Doral III Community District Special Assessment Bonds, Series 2004-A,
5.90%, 5/1/35	945	645
Jacksonville Econonomic Development Commission Common Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution,
6.00%, 9/1/17	2,730	2,681
Lee County IDA IDR Bonds, Series A, Lee County Community Charter School LLC Project,
5.25%, 6/15/27	2,000	1,542
5.38%, 6/15/37	2,000	1,442
Miami-Dade County Airport Revenue Bonds, Series A, Miami International Airport, Hub of the Americas,
5.50%, 10/1/41	4,000	4,051
Orlando Utilities Commission System Revenue Refunding Bonds, Series B,
5.00%, 10/1/33	3,000	3,121
Reunion East Community Development District Special Assessment Bonds,
5.80%, 5/1/36	800	456
Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A,
5.75%, 10/1/22 (1) (2)	1,000	968
5.25%, 10/1/27 (1) (2)	2,000	1,775
South Village Community Development District Capital Improvement Revenue Bonds, Series A,
5.70%, 5/1/35	955	615
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10	165	156
Tern Bay Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.00%, 5/1/15 (3)	2,475	792
Verano Center Community Development District Special Assessment Bonds, Series B, District No. 1 Infrastructure Project,
5.00%, 11/1/12	705	456
Westchester Community Development District No. 1 Special Assessment Bonds, Community Infrastructure,
6.00%, 5/1/23	2,145	1,641

		48,451

Georgia - 2.9%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds,
5.50%, 1/1/38	3,500	3,794
Atlanta Tax Allocation Bonds, Princeton Lakes Project,
5.50%, 1/1/31	1,035	849
Atlanta Water & Wastewater Revenue Bonds, Series A,
6.25%, 11/1/34	3,500	3,686
Effingham County IDA PCR Refunding Bonds, Georgia Pacific Corp Project,
6.50%, 6/1/31	3,700	3,731
Milledgeville-Baldwin County Development Authority Revenue Bonds, Georgia College & State University Foundation, Prerefunded,
6.00%, 9/1/14	3,500	4,229
Municipal Electric Authority of Georgia Project One Subordinated Bonds, Series D, General Resolution Project,
6.00%, 1/1/23	1,500	1,697
5.50%, 1/1/26	1,000	1,081

		19,067

Idaho - 0.4%
Madison County Hospital Revenue COP,
5.25%, 9/1/26	1,500	1,391
5.25%, 9/1/30	1,500	1,360

		2,751

Illinois - 5.0%
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University, Prerefunded,
6.00%, 5/15/11	500	542

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.9% continued
Illinois - 5.0% continued
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.25%, 5/1/12	$750	$847
Illinois Finance Authority PCR Refunding Bonds, Series C-1, Central Illinois Power-Amerencips Corp.,
5.95%, 8/15/26	3,000	2,863
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial Healthcare,
5.63%, 1/1/37	3,750	3,478
Illinois Finance Authority Revenue Bonds, Series A, Illinois Institute of Technology,
5.00%, 4/1/20	3,000	2,834
Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project,
6.00%, 5/15/37	1,250	983
Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project,
5.75%, 5/15/38	2,950	2,207
Illinois Finance Authority Revenue Bonds, Series A, Provena Health,
7.75%, 8/15/34	3,500	3,939
Illinois Finance Authority Revenue Bonds, Series A, Smith Village Project,
6.25%, 11/15/35	3,000	2,365
Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza Project,
5.88%, 2/15/38	2,500	2,111
Illinois Finance Authority Revenue Bonds, Silver Cross Hospital & Medical Centers,
6.88%, 8/15/38	4,000	4,066
Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project,
5.00%, 12/1/36	3,000	2,377
Illinois Finance Authority Student Housing Revenue Refunding Bonds, Series A, Educational Advancement Fund,
5.25%, 5/1/34	4,485	3,627
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,136

		33,375

Indiana - 2.5%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana,
5.50%, 3/1/37	2,400	2,243
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation of Northwest Indiana,
6.00%, 3/1/34	1,000	1,017
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Prerefunded,
6.38%, 8/1/11	375	410
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Unrefunded Balance,
6.38%, 8/1/31	125	127
Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series B,
6.00%, 1/1/39	2,000	2,157
Indiana State Finance Authority Environmental Refunding Revenue Bonds, Series B, Duke Energy Indiana, Inc. Project,
6.00%, 8/1/39	2,000	2,152
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project,
7.25%, 7/1/33 (3)	750	300
Petersburg PCR Bonds (AMT), Indianapolis Power & Light,
6.38%, 11/1/29	3,000	3,008
Rockport PCR Refunding Bonds, Series B, Indiana Michigan Power Company Project,
6.25%, Mandatory Put 6/2/14	2,500	2,792
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37 (1) (2)	2,000	1,624
5.75%, 9/1/42 (1) (2)	1,000	804

		16,634

Iowa - 0.8%
Iowa Finance Authority Retirement Community Revenue Bonds, Edgewater LLC Project,
6.75%, 11/15/37	3,000	2,653

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.9% continued
Iowa - 0.8% continued
Iowa Finance Authority Senior Housing Revenue Bonds, Series A, Wedum Walnut Ridge LLC Project,
5.63%, 12/1/45	$2,000	$1,150
Iowa Higher Education Loan Authority Revenue Bonds, Series B, Wartburg Private College Facilities,
5.55%, 10/1/37	1,500	1,415

		5,218

Louisiana - 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Projects,
6.75%, 11/1/32	3,000	3,041
Parish of St. John The Baptist Revenue Bonds, Series A, Marathon Oil Corp.,
5.13%, 6/1/37	5,000	4,446

		7,487

Maryland - 1.2%
Annapolis Special Obligation Tax Allocation Bonds, Series A, Park Place Project,
5.35%, 7/1/34	1,000	752
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park Project, Prerefunded,
7.38%, 7/1/10	500	527
Maryland Industrial Development Financing Authority Revenue Bonds, Series A, Our Lady of Good Counsel School,
6.00%, 5/1/35	1,000	879
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland, College Park Project, Prerefunded,
5.63%, 6/1/13	1,000	1,149
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center,
5.00%, 7/1/37	2,750	2,425
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded,
6.00%, 4/1/13	1,000	1,164
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Washington County Hospital,
5.75%, 1/1/38	1,000	974

		7,870

Massachusetts - 2.1%
Massachusetts Bay Transportation Authority Sales TRB, Series A,
5.00%, 7/1/28	5,000	5,649
Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College,
5.70%, 10/1/34	1,000	957
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Briarwood, Prerefunded,
8.25%, 12/1/10	500	538
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Refunding Bonds, Dominion Energy Brayton Point Issue,
5.75%, Mandatory Put 5/1/19	2,000	2,109
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System,
6.25%, 10/1/31	500	504
Massachusetts State Turnpike Authority Revenue Bonds, Series A (FGIC-TCRS Insured), Escrowed to Maturity,
5.00%, 1/1/20	3,700	4,263

		14,020

Michigan - 1.8%
Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center,
6.00%, 7/1/20	945	890
Michigan State Strategic Limited Obligation Revenue Refunding Bonds, Series B-1, Dow Chemical Company Project,
6.25%, 6/1/14	4,000	4,234
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Revenue Bonds, Series A,
6.00%, 6/1/48	3,000	2,283
Royal Oak Hospital Finance Authority Hospital Revenue Bonds, William Beaumont Hospital Obligated Group,
8.25%, 9/1/39	2,000	2,364

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.9% continued
Michigan - 1.8% continued
Royal Oak Hospital Finance Authority Hospital Revenue Refunding Bonds, Series W, William Beaumont Hospital,
6.00%, 8/1/39	$2,000	$1,975

		11,746

Minnesota - 0.6%
Duluth Economic Development Authority Health Care Facilities Revenue Bonds, St. Luke’s Hospital,
7.25%, 6/15/32	750	746
Rochester Healthcare & Housing Revenue Bonds, Series A, Samaritan Bethany,
7.38%, 12/1/41	3,500	3,414

		4,160

Mississippi - 1.2%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series A,
5.00%, 5/1/37	5,000	4,869
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (NATL-RE FGIC Insured),
5.00%, 1/1/16	3,000	3,304

		8,173

Missouri - 1.0%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.75%, 9/1/34	1,750	1,721
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,480
Saint Louis IDA Senior Living Facilities Revenue Bonds, Series A, Saint Andrews Residence for Seniors,
6.38%, 12/1/41	3,005	2,581

		6,782

New Hampshire - 0.6%
New Hampshire State Business Finance Authority Revenue Bonds, Series A, Elliot Hospital Obligation Group (G.O. Of Hospital),
6.13%, 10/1/39	4,000	3,911

New Jersey - 2.3%
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax,
5.75%, 6/15/29	4,000	3,922
New Jersey Health Care Facilities Financing Authority Revenue Bonds, St. Josephs Healthcare System,
6.00%, 7/1/18	600	601
6.63%, 7/1/38	4,000	3,972
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University,
6.00%, 7/1/25	1,000	1,012
New Jersey State Turnpike Authority Revenue Bonds, Series H,
5.00%, 1/1/36	2,000	2,030
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded,
6.75%, 6/1/13	500	592
Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A,
5.00%, 6/1/41	5,000	3,447

		15,576

New York - 5.6%
Long Island Power Authority Electric Systems Revenue Bonds, Series B,
5.25%, 12/1/14	3,000	3,419
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 11/15/14	1,695	1,925
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.25%, 11/15/27	5,000	5,349
New York City Municipal Water Finance Authority Water & Sewer Revenue Bonds, Series GG-2, Second General Resolution,
5.25%, 6/15/40	4,455	4,741
New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1, Future Tax Secured,
5.00%, 11/1/14	2,000	2,296
New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19 (3)	2,200	7

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.9% continued
New York - 5.6% continued
New York State Dormitory Authority Revenue Bonds, Orange Regional Medical Center,
6.25%, 12/1/37	$2,000	$1,777
New York State Dormitory Authority School District Revenue Bonds, Series C, Financing Program (State Aid Withholding),
5.00%, 10/1/21	5,000	5,438
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A,
5.25%, 6/15/27	4,000	4,463
New York State Thruway Authority Personal Income TRB, Series A,
5.00%, 3/15/27	4,000	4,300
Triborough Bridge & Tunnel Authority Revenue Bonds, Series C (G.O. of Authority),
5.00%, 11/15/38	3,750	3,844

		37,559

North Carolina - 3.1%
City of Charlotte Water & Sewer Systems Revenue Bonds, Series B,
5.00%, 7/1/38	2,000	2,129
North Carolina Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	5,000	5,292
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series A,
5.50%, 1/1/26	670	711
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series B,
5.00%, 1/1/26	2,000	2,047
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series D, Partially Prerefunded,
6.45%, 1/1/10	385	389
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B, Prerefunded,
5.70%, 1/1/10	1,430	1,444
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series F,
5.38%, 1/1/13	1,000	1,092
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series A, First Mortgage-Deerfield, Episcopal Retirement Community,
6.13%, 11/1/38	2,000	1,920
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, Series A, First Mortgage-Southminster Project,
5.75%, 10/1/37	2,000	1,820
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A,
5.50%, 1/1/13	1,000	1,118
5.00%, 1/1/30	1,000	1,021
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/17	1,500	1,699

		20,682

Ohio - 4.0%
American Municipal Power-Ohio, Inc., Revenue Bonds, Series A, Prairie State Energy Campus Project,
5.25%, 2/15/25	5,000	5,273
Buckeye Tobacco Settlement Financing Authority Asset Backed Revenue Bonds, Series A-2,
5.75%, 6/1/34	3,000	2,412
6.50%, 6/1/47	1,000	821
Ohio Air Quality Development Authority PCR Refunding Bonds, Series 2009-B, FirstEnergy Generation Corp. Project,
5.25%, Mandatory Put 3/1/11	1,000	1,043
Ohio Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp.,
5.63%, 10/1/19	5,000	5,078
Ohio Air Quality Development Authority Revenue Refunding Bonds, Series A, FirstEnergy Nuclear Generation Corp. Project,
5.75%, Mandatory Put 6/1/16	1,000	1,098
Ohio Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Corp. Project,
5.80%, Mandatory Put 12/1/19	3,300	3,469
Ohio State Higher Educational Facility Commission Revenue Bonds, Series C, Xavier University,
5.75%, 5/1/28	3,000	3,234

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.9% continued
Ohio - 4.0% continued
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	$4,100	$4,548

		26,976

Oklahoma - 0.4%
Langston Economic Development Authority Student Housing Revenue Bonds, Series A, Langston Community Development Corp., Prerefunded,
7.75%, 8/1/10	500	525
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project,
5.13%, 12/1/36	2,840	2,456

		2,981

Oregon - 0.5%
Oregon Health Sciences University Revenue Bonds, Series A,
5.75%, 7/1/39	3,250	3,480

Pennsylvania - 7.5%
Allegheny County Hospital Development Authority Revenue Bonds, Series 2007-A, West Penn Allegheny Health System,
5.00%, 11/15/28	4,000	2,973
Allegheny County Redevelopment Authority Tax Allocation Revenue Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	1,699
Beaver County IDA PCR Refunding Bonds, Series 2008-C (AMT), FirstEnergy Generation Corp. Project,
7.13%, Mandatory Put 6/1/11	2,000	2,094
Butler County Hospital Authority Revenue Bonds, Butler Health System Project,
7.13%, 7/1/29	3,000	3,331
Carbon County IDA Resource Recovery Refunding Bonds (AMT), Panther Creek Partners Project,
6.65%, 5/1/10	475	479
Clarion County IDA Various Revenue Refunding Bonds, American Water Company,
5.50%, 12/1/39	3,000	3,050
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project,
6.50%, 7/1/40	1,450	1,335
Lycoming County Authority Health System Revenue Bonds, Series A, Susquehanna Health Systems Project,
5.75%, 7/1/39	4,000	3,873
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,400	1,437
6.38%, 11/1/41	2,000	2,026
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Reliant Energy,
6.75%, 12/1/36	1,840	1,880
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A, Exelon Generation Company,
5.00%, Mandatory Put 6/1/12	1,000	1,048
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series B (AMT), Reliant Energy,
6.75%, 12/1/36	3,520	3,597
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facilities,
6.25%, 1/1/32	1,000	1,004
Pennsylvania Economic Development Financing Authority Water Facilities Revenue Bonds, Pennsylvania American Water Co. Project,
6.20%, 4/1/39	2,000	2,077
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 4/15/20	5,000	5,721
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University,
5.88%, 7/1/38	1,400	1,318
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University,
5.25%, 6/1/32	1,250	1,125
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University,
5.40%, 7/15/36	750	707

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.9% continued
Pennsylvania - 7.5% continued
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, University of Pennsylvania,
6.75%, 9/1/32	$490	$459
Pennsylvania Turnpike Commission Revenue Bonds Subseries D,
5.13%, 12/1/40	3,000	3,008
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue Refunding Bonds, Series A, Temple University Health Systems,
5.50%, 7/1/30	3,000	2,520
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.25%, 1/1/36	2,975	3,007
Washington County Redevelopment Authority Revenue Bonds, Series A, Victory Centre Project - Tanger Outlet Development,
5.45%, 7/1/35	1,000	747

		50,515

Rhode Island - 0.8%
Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series A, Brown University,
5.00%, 9/1/39	5,000	5,258

South Carolina - 0.9%
Lancaster County Special Assessment Revenue Bonds, Series B, Edenmoor Improvement District,
5.38%, 12/1/16	1,740	666
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	5,000	5,386

		6,052

Tennessee - 0.2%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding Bonds, Series A, Sumner Regional Health Systems, Inc.,
5.50%, 11/1/37	3,000	1,204

Texas - 10.5%
Austin City Convention Center Revenue Bonds, Series A, Convention Enterprise, Inc., First Tier, Prerefunded,
6.70%, 1/1/11	700	744
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue Bonds,
5.38%, 1/1/32	2,545	2,359
Brazos River Authority PCR Refunding Bonds, Series A (AMT), Texas Utilities Electric Co. Project,
7.70%, 4/1/33	2,285	1,475
Brazos River Authority PCR Refunding Bonds, Series A (AMT), TXU Electric Co. Project,
8.25%, 10/1/30	2,500	1,765
Brazos River Authority Revenue Bonds, Series C, Houston Industries Inc. Project (AMBAC Insured),
5.13%, 5/1/19	2,000	2,000
Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded,
6.13%, 2/1/13	3,000	3,461
Cypress-Fairbanks Independent School District Refunding G.O. Unlimited Bonds (PSF Gtd.),
5.00%, 2/15/35	4,000	4,192
Dallas County Flood Control District No. 1 G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	1,000	1,042
Dickinson Independent School District G.O. Unlimited Bonds (PSF Gtd.),
5.00%, 2/15/27	3,460	3,686
Grand Prairie Independent School District G.O. Unlimited Bonds, Series A (PSF Gtd.),
5.00%, 2/15/37	3,540	3,666
Harris County Toll Road Authority Revenue Bonds, Senior Lien Series A,
5.00%, 8/15/31	2,500	2,621
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy of Willow Bend,
5.75%, 11/1/36	3,000	2,291
Houston Industrial Development Corp. Revenue Bonds (AMT), Air Cargo,
6.38%, 1/1/23	500	435
Lower Colorado River Authority Revenue Refunding Bonds,
5.63%, 5/15/39	3,000	3,152

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.9% continued
Texas - 10.5% continued
Lufkin Health Facilities Development Corp. Health Systems Revenue Bonds, Memorial Health Systems East Texas,
5.50%, 2/15/37	$1,320	$1,148
Lufkin Health Facilities Development Corp. Health Systems Revenue Refunding Bonds, Memorial Health Systems East Texas,
6.25%, 2/15/37	2,500	2,411
Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Houston Electric, LLC Project,
5.60%, 3/1/27	3,000	3,000
Matagorda County Navigation District No. 1 PCR Refunding Bonds, Series A, Central Power & Light Co. Project,
6.30%, 11/1/29	1,000	1,075
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
6.00%, Mandatory Put 8/1/13	2,000	2,148
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project,
5.20%, 4/1/18	3,500	3,461
Sabine River Authority PCR Refunding Bonds, Series B, TXU Energy Co. LLC Project,
6.15%, 8/1/22	500	335
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/21	500	512
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/26	4,535	4,846
Tarrant County Cultural Education Facilities Finance Corp. Retirement Revenue Bonds, Air Force Village Obligated Group Project,
5.13%, 5/15/37	3,000	2,539
6.38%, 11/15/44	1,000	969
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTS Mobility,
6.88%, 12/31/39	5,000	5,085
Tyler Health Facilities Development Corp. Hospital Revenue Refunding Bonds, Series A, East Texas Medical Center,
5.38%, 11/1/37	4,300	4,100
University of Texas Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	5,942

		70,460

Virginia - 3.6%
Charles City & County IDA Solid Waste Disposal Facilities Revenue Bonds (AMT), Waste Management, Inc. Project,
6.25%, Mandatory Put 4/1/12	500	529
Chesapeake Hospital Authority Facilities Revenue Bonds, Series A, Chesapeake General Hospital,
5.25%, 7/1/18	1,500	1,567
Chesterfield County Economic Development Authority PCR Refunding Bonds, Series A, Virginia Electric & Power,
5.00%, 5/1/23	1,000	1,089
Fairfax County Economic Development Authority Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc.,
5.13%, 10/1/37	2,000	1,760
5.13%, 10/1/42	1,000	866
Richmond Public Utilties Revenue Bonds,
5.00%, 1/15/35	4,000	4,226
5.00%, 1/15/40	2,000	2,104
Tobacco Settlement Financing Corp. Tobacco Settlement Asset Backed Bonds, Prerefunded,
5.63%, 6/1/15	4,530	5,314
Tobacco Settlement Financing Corp. Tobacco Settlement Asset Backed Bonds, Series B1-Senior,
5.00%, 6/1/47	1,000	696
Virginia State Public School Authority Revenue Bonds, Series B1, School Financing 1997 Resolution (State Aid Withholding),
5.00%, 8/1/28	3,345	3,659
Virginia State Public School Authority Revenue Bonds, Series C, School Financing Resolution (State Aid Withholding),
5.00%, 8/1/23	2,000	2,249
West Point IDA Solid Waste Disposal Revenue Bonds, Series A (AMT), Chesapeake Corp. Project,
6.38%, 3/1/19 (3)	1,575	16

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.9% continued
Virginia - 3.6% continued
West Point IDA Solid Waste Disposal Revenue Bonds, Series B, Chesapeake Corp. Project,
6.25%, 3/1/19 (3)	$1,680	$17

		24,092

Washington - 2.9%
FYI Properties Lease Revenue Bonds, Washington State District Project,
5.50%, 6/1/39	3,000	3,183
Snohomish County School District No. 201 G.O. Unlimited Bonds (School Board Guaranty),
5.25%, 12/1/21	5,000	5,714
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services Association,
7.00%, 7/1/39	3,500	3,699
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project,
5.25%, 1/1/17	2,000	1,730
5.63%, 1/1/27	1,000	771
Washington State Various Purpose G.O. Unlimited Bonds, Series E,
5.00%, 2/1/28	3,850	4,143

		19,240

Wisconsin - 1.4%
Green Bay Redevelopment Authority IDR Bonds (AMT), Fort James Project,
5.60%, 5/1/19	2,000	1,856
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals,
6.75%, 8/15/34	1,000	968
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, St. John Communities, Inc.,
7.63%, 9/15/39	750	776
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare Project,
5.10%, 3/1/25	1,000	905
5.25%, 3/1/35	2,650	2,271
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare,
5.00%, 5/1/32	3,155	2,523

		9,299

Wyoming - 2.0%
Sweetwater County PCR Refunding Bonds, Idaho Power Corp. Project,
5.25%, 7/15/26	4,740	4,811
Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project,
5.60%, 12/1/35	4,005	3,721
Wyoming Municipal Power Supply Agency Revenue Bonds, Series A,
5.00%, 1/1/42	5,020	4,926

		13,458

Total Municipal Bonds (Cost $603,890)		588,643

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 10.9%
Northern Institutional Funds-Tax Exempt Portfolio (4) (5)	72,850,918	$72,851

Total Investment Companies (Cost $72,851)		72,851

Total Investments - 98.8% (Cost $676,741)		661,494

Other Assets less Liabilities - 1.2%		8,146

NET ASSETS - 100.0%		$669,640

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2009, the value of these restricted illiquid securities amounted to approximately $5,171,000 or 0.8% of net assets. Additional information on each restricted illiquid security is as follows:

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A,
5.75%, 10/1/22	9/27/07	$1,039
5.25%, 10/1/27	9/27/07-12/12/07	1,909
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37	7/15/08-7/25/08	1,748
5.75%, 9/1/42	6/27/07	997

(3)	Issuer has defaulted on terms of debt obligation.
(4)	The Fund had approximately $72,851,000 of net purchases in the Tax Exempt Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
(5)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At December 31, 2009, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	6.4%
General	7.0
Higher Education	10.3
Medical	15.9
Nursing Homes	6.5
Pollution	10.8
Power	9.3
Transportation	5.8
Utilities	5.9
All other sectors less than 5%	22.1

Total	100.0%

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$676,741

Gross tax appreciation of investments	$20,572
Gross tax depreciation of investments	(35,819)

Net tax depreciation of investments	$(15,247)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation level techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)		TOTAL (000S)
Municipal Bonds	$—	$583,472	(1)	$5,171	(1)	$588,643
Investment Companies	72,851	—		—		72,851

Total Investments	$72,851	$583,472		$5,171		$661,494

(1)	Classifications as defined in the Schedule of Investments.

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Municipal Bonds	$4,031	$—	$1,140	$—	$—	$5,171

Total	$4,031	$—	$1,140	$—	$—	$5,171

The amount of change in total unrealized gain on investments in Level 3 securities still held at December 31, 2009 was approximately $1,140,000.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate. Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

NATL-RE - National Public Finance Gurantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.1%
Arizona - 3.8%
Arizona School Facilities Board COP,
5.25%, 9/1/23	$10,000	$10,711
Arizona School Facilities Board COP, Series A-1 (NATL-RE FGIC Insured),
5.00%, 9/1/15	2,665	2,941
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.25%, 7/1/20	10,000	11,374
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/21	2,000	2,094
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/17	5,000	5,435
Rio Nuevo Multipurpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured),
5.75%, 7/15/18	4,725	5,409
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/37	8,790	9,028
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series B,
4.00%, 1/1/16	10,000	10,895
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/23	2,000	2,126

		60,013

California - 13.1%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured),
5.90%, 8/1/30	2,450	2,803
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured),
5.00%, 8/1/13	2,500	2,535
Bay Area Tollway Bridge Authority Revenue Bonds, Series F-1, San Francisco Bay Area,
5.00%, 4/1/34	9,485	9,646
California Educational Facilities Authority Revenue Bonds, Institution of Technology (G.O. of Institution),
5.00%, 11/1/39	5,000	5,332
California Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,500	2,673
California Educational Facilities Authority Revenue Bonds, Series T-1, Stanford University,
5.00%, 3/15/39	10,000	11,449
California Housing Finance Agency Revenue Bonds, Series A (AGM Insured),
4.50%, 2/1/20	5,000	4,617
California Housing Finance Agency Revenue Bonds, Series J (AMT),
4.95%, 8/1/22	6,070	5,660
California State Department of Water Resources Power Supply Revenue Bonds, Series A,
6.00%, 5/1/14	5,000	5,562
California State Department of Water Resources Power Supply Revenue Bonds, Series H (AGM Insured),
5.00%, 5/1/21	405	443
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series H (AGM-CR Insured),
5.00%, 5/1/22	5,000	5,438
California State Economic Recovery G.O. Unlimited Bonds, Series A (NATL-RE FGIC-TCRS Insured),
5.00%, 7/1/17	5,000	5,157
California State G.O. Unlimited Bonds, Prerefunded,
5.75%, 5/1/10	390	401
5.75%, 5/1/10	50	51
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.75%, 5/1/30	135	136
California State G.O. Unlimited Bonds, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
California State G.O. Unlimited Bonds, Unrefunded Balance (FGIC Insured),
5.38%, 6/1/26	5,000	5,003
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/20	500	513
6.25%, 11/1/34	5,000	5,293

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.1% continued
California - 13.1% continued
California State Various Purpose G.O. Unlimited Bonds,
6.00%, 11/1/35	$5,000	$5,142
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured),
5.38%, 8/1/26	2,500	2,558
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/32	3,000	3,175
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	5,000	5,191
Foothill Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/22	16,340	10,183
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	3,000	2,823
Long Beach Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	991
Los Angeles Community College District G.O. Unlimited Bonds, 2003 Elections Series E, (AGM Insured),
5.00%, 8/1/22	4,035	4,257
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Subseries A-1, Series B (AGM Insured),
5.25%, 7/1/16	10,000	10,717
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Subseries C-2, Series E,
5.00%, 7/1/26	1,635	1,741
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured),
5.00%, 10/1/21	4,000	4,237
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	4,650	5,000
5.00%, 5/15/34	2,000	1,989
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B (FGIC Insured),
5.00%, 7/1/20	10,000	10,570
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries A (NATL-RE Insured),
5.00%, 6/1/27	15,000	15,258
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,059
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,235
Port Oakland Revenue Bonds, Series K (AMT), Unrefunded Balance (NATL-RE FGIC Insured),
5.75%, 11/1/15	2,070	2,083
Port Oakland Revenue Bonds, Series K (AMT) (NATL-RE FGIC Insured), Prerefunded,
5.75%, 5/1/10	15	15
San Diego Certificates Undivided Interest Revenue Bonds, Water Utility Fund Net System (NATL-RE FGIC Insured),
4.75%, 8/1/28	5,000	5,000
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Election of 2004, Series B,
5.00%, 8/1/35	5,000	5,241
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,490
San Mateo Union High School District COP Convertible Capital Appreciation, Series B, Phase I Projects (AMBAC Insured),
0.00%, 12/15/43	17,370	7,575
Sequoia Union High School District G.O. Unlimited Bonds, Series B, Election 2008,
5.00%, 7/1/32	4,980	5,036
Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,100	1,157
Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	5,000	5,577

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.1% continued
California - 13.1% continued
University of California Revenue Bonds, Multiple Purpose Projects, Series Q (AGM Insured), Prerefunded,
5.00%, 9/1/11	$1,000	$1,084
University of California Revenue Bonds, Series J (AGM Insured),
4.50%, 5/15/35	9,000	8,644
University of California Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,735

		209,550

Colorado - 1.1%
Denver City & County Excise Refunding TRB, Series A (Assured Guaranty Insured),
6.00%, 9/1/23	5,550	6,247
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,994
Regional Transportation District Sales Refunding TRB,
5.00%, 11/1/13 (1)	4,305	4,905

		17,146

Connecticut - 0.4%
Connecticut State G.O. Unlimited Build America Bonds,
5.63%, 12/1/29	6,750	6,711

Delaware - 1.1%
Delaware State G.O. Unlimited Bonds, Series 2009C,
5.00%, 10/1/15	15,000	17,498

District of Columbia - 1.3%
District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A,
6.00%, 10/1/35	5,000	5,599
5.50%, 10/1/39	7,500	8,026
Metropolitan Washington Airports Authority System Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 10/1/35	5,000	4,879
Metropolitan Washington Airports Authority System Revenue Bonds, Series C,
5.00%, 10/1/28	2,000	2,101

		20,605

Florida - 5.5%
Broward County School Board COP, Series A (AGC-ICC FGIC Insured),
5.00%, 7/1/20	9,105	9,582
Citizens Property Insurance Corp. Revenue Notes, Series A-2, High Risk Account,
4.50%, 6/1/10	10,000	10,156
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	200	200
Dade County G.O. Unlimited Refunding Bonds, Seaport (NATL-RE Insured),
6.50%, 10/1/10	400	418
Florida State Board of Education G.O. Unlimited Bonds, Capital Outlay 2007, Series E,
5.00%, 6/1/23	4,780	5,297
Florida State Board of Education G.O. Unlimited Refunding Bonds, Capital Outlay, Series D,
5.50%, 6/1/17	10,000	11,680
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	5,000	5,219
Florida State Municipal Power Agency All Requirements Power Revenue Bonds, Series A,
5.25%, 10/1/19	5,000	5,521
Gainesville Utility System Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 10/1/15	5,000	5,839
Gainesville Utility Systems Revenue Bonds, Series A,
5.25%, 10/1/15	1,065	1,199
5.25%, 10/1/16	1,120	1,261
Lee County Transportation Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/14	900	968
Marco Island Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 10/1/15	2,520	2,725

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.1% continued
Florida - 5.5% continued
Miami-Dade County Aviation Revenue Bonds, Miami International Airport (NATL-RE FGIC Insured),
5.75%, 10/1/20	$1,950	$2,009
Miami-Dade County Aviation Revenue Refunding Bonds, Series D (AMT), Miami International Airport (NATL-RE Insured),
5.25%, 10/1/18	1,645	1,678
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured),
5.25%, 7/1/25	2,525	2,609
Miami-Dade County School Board COP, Series A (BHAC-CR FSA-CR AMBAC Insured),
5.00%, 11/1/31	5,500	5,608
Miami-Dade County Water & Sewer Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,307
5.25%, 10/1/22	2,500	2,751
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured),
5.38%, 10/1/21	1,000	1,076
Palm Beach County G.O. Unlimited Refunding Bonds, Series B,
6.50%, 7/1/10	250	258
Palm Coast Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 10/1/21	1,000	1,033
South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured),
5.25%, 10/1/13	1,250	1,402
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	5,890	6,551

		88,347

Georgia - 2.5%
Athens-Clarke County Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	10,000	10,840
Fulton County Facilities Corp. COP, Fulton County Public Purpose Project (AMBAC Insured), Prerefunded,
5.50%, 11/1/10	6,500	6,849
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/17	5,000	5,849
5.00%, 7/1/20	10,000	11,775
Gwinnett County Water & Sewerage Authority Revenue Bonds, Series A (County Guaranteed),
4.00%, 8/1/27	5,345	5,413

		40,726

Hawaii - 1.0%
Hawaii State Airport System Revenue Refunding Bonds, Series B (AMT) (NATL-RE FGIC Insured),
6.00%, 7/1/20	5,000	5,070
Hawaii State G.O. Unlimited Refunding Bonds, Series DR,
5.00%, 6/1/17	10,000	11,456

		16,526

Illinois - 5.2%
Chicago Midway Airport Revenue Bonds, Series B (AGM Insured),
5.38%, 1/1/18	2,625	2,706
5.38%, 1/1/19	2,765	2,844
5.25%, 1/1/20	2,915	2,985
Chicago O’Hare International Airport Revenue Bonds, Series A, General Airport Third Lien (NATL-RE Insured),
5.25%, 1/1/26	5,000	5,193
Chicago O’Hare International Airport Revenue Bonds, Series B (AGM Insured),
5.00%, 1/1/19	5,000	5,385
Chicago O’Hare International Airport Revenue Refunding Bonds, General Airport Second Lien (AMBAC Insured),
5.50%, 1/1/18	5,000	5,060
Cook County Community High School District No. 219 - Niles Township G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 12/1/25	5,000	5,337
Illinois Educational Facilities Authority Adjustable Revenue Bonds, Field Museum of Natural History Project,
4.60%, Mandatory Put 11/1/15	4,250	4,443

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.1% continued
Illinois - 5.2% continued
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	$750	$844
Illinois State G.O. Unlimited Bonds (NATL-RE FGIC Insured),
5.38%, 6/1/24	2,000	2,026
Illinois State G.O. Unlimited Bonds, 1st Series (NATL-RE Insured),
5.70%, 6/1/19	4,000	4,071
Illinois State Sales TRB,
5.25%, 6/15/23	9,735	10,466
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/18	10,000	10,906
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion (AGM-CR FGIC Insured),
5.50%, 12/15/24	3,000	3,039
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (NATL-RE Insured),
5.25%, 6/15/42	5,000	5,047
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC Insured G.O. of Authority),
6.00%, 7/1/33	10,000	11,850

		82,202

Indiana - 0.5%
Indiana University Revenue Bonds, Student Fee, Series R (AMBAC Insured),
5.00%, 8/1/17	5,745	6,485
Merrillville Multi School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
5.25%, 7/15/26	1,000	1,031

		7,516

Kansas - 0.5%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
5.25%, 11/15/15	1,385	1,439
6.25%, 11/15/18	1,600	1,672
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured),
5.25%, 10/1/18	4,000	4,253

		7,364

Maryland - 1.9%
Maryland State Department of Transportation Revenue Bonds,
4.00%, 6/15/23	3,610	3,728
Maryland State Department of Transportation Revenue Bonds, Second Issue,
4.00%, 9/1/21	5,000	5,244
Maryland State G.O. Unlimited Bonds, State & Local Facilities, Second Series B,
4.00%, 8/15/23	2,685	2,792
Maryland State G.O. Unlimited Refunding Bonds, State & Local Facilities, Series C,
5.00%, 11/1/19	10,000	11,762
Washington Suburban Sanitation District G.O. Unlimited Bonds, Public Construction Improvement,
4.13%, 6/1/23	6,605	6,912

		30,438

Massachusetts - 3.6%
Massachusetts Bay Transportation Authority Sales Refunding TRB, Series B,
5.25%, 7/1/22	10,000	11,793
Massachusetts State G.O. Limited Bonds, Construction Loans, Series C, Prerefunded,
5.75%, 10/1/10	5,000	5,191
Massachusetts State G.O. Unlimited Bonds, Series B,
5.00%, 11/1/16	1,000	1,152
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Partners Healthcare System,
5.25%, 7/1/12	3,450	3,494
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare System,
5.25%, 7/1/29 (1)	5,000	5,166
Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AGM Insured),
5.00%, 8/15/22	15,000	16,257

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.1% continued
Massachusetts - 3.6% continued
Massachusetts State Water Pollution Abatement Revenue Refunding Bonds, New Bedford Program, Series A, (NATL-RE FGIC Insured),
4.75%, 2/1/26	$3,000	$3,001
Massachusetts State Water Pollution Abatement Revolving Trust Fund Revenue Bonds, Series 14,
5.00%, 8/1/26	10,000	11,109

		57,163

Minnesota - 2.5%
Minneapolis & St Paul Metropolitan Airports Commission Revenue Refunding Bonds, Series B (AMT),
5.00%, 1/1/22	2,500	2,518
Minnesota State G.O. Unlimited Bonds, Prerefunded,
5.25%, 11/1/12	9,530	10,692
Minnesota State G.O. Unlimited, Unrefunded Balance,
5.25%, 11/1/19	470	523
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured),
5.35%, 7/1/17	410	426
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/1/17	6,000	7,012
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series K,
5.00%, 11/1/19	6,850	8,032
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.00%, 1/1/14	10,000	11,135

		40,338

Mississippi - 0.4%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (AGM Insured),
5.00%, Mandatory Put 3/1/15	5,465	6,217
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	75	77

		6,294

Missouri - 1.0%
Bi-State Development Agency Missouri-Illinois District Revenue Bonds, Series B, Metrolink Cross County Project (AGM Insured),
5.25%, 10/1/15	11,200	11,973
5.25%, 10/1/17	3,120	3,256

		15,229

Nebraska - 0.4%
Lincoln Electric Systems Revenue Bonds,
5.00%, 9/1/31	5,500	5,641

Nevada - 1.1%
Clark County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/29	5,000	5,138
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C,
5.00%, 6/1/21	8,000	8,601
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,531

		17,270

New Jersey - 2.0%
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	499
New Jersey State Higher Education Student Loan Assistance Authority Revenue Bonds, Series A,
5.38%, 6/1/24	2,500	2,647
5.50%, 6/1/27	5,000	5,255
New Jersey State Turnpike Authority Revenue Bonds, Series C-2 (BHAC-CR FSA-CR AMBAC Insured),
5.50%, 1/1/25	5,000	6,029
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System,
5.50%, 12/15/22	11,000	12,513
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System (AGM Insured),
4.00%, 12/15/17	5,000	5,003

		31,946

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.1% continued
New York - 10.2%
Long Island Power Authority Electric System Revenue Bonds, Series A,
6.25%, 4/1/33	$5,000	$5,762
Metropolitan Transportation Authority Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 11/15/18	5,000	5,380
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured), Prerefunded,
6.13%, 4/1/10	3,815	3,871
New York City G.O. Unlimited Bonds, Series A, Prerefunded,
6.00%, 5/15/10	305	314
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance,
6.00%, 5/15/19	30	31
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B,
5.00%, 6/15/22	4,000	4,221
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, New York University,
5.25%, 7/1/34	2,500	2,657
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School District Financing Program (Assured Guarantee State-Aid Withholding)),
5.25%, 10/1/23	5,000	5,534
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, Rockefeller University,
5.00%, 7/1/40	7,500	7,912
New York State Dormitory Authority State Personal Income TRB, Series A,
5.25%, 2/15/23	1,000	1,119
New York State Dormitory Authority State Personal Income TRB, Series B,
5.75%, 3/15/36	12,480	13,913
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Unrefunded Balance,
6.00%, 6/15/16	1,315	1,321
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds, Municipal Water Project,
5.25%, 6/15/15	1,000	1,100
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds, Municipal Water Finance,
5.00%, 6/15/25	5,000	5,439
New York State Environmental Facilities Corp. State Personal Income TRB, Series A,
5.25%, 12/15/26	10,000	11,068
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured G.O. of Corp.),
5.00%, 4/1/21	5,000	5,724
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC Insured G.O. of Corp.),
5.50%, 4/1/17	4,425	5,182
New York State Municipal Bond Bank Agency Special School Purpose Revenue Bonds, Series C (State-Aid Withholding),
5.25%, 6/1/17	10,000	10,745
New York State Thruway Authority State Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,578
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.38%, 1/1/22	1,850	2,040
New York State Urban Development Corp. State Personal Income TRB, Series C,
5.00%, 12/15/16	3,000	3,435
New York State Urban Development Corp. Subordinate Lien Revenue Bonds (HUD 236 Insured G.O. of Corp.),
5.50%, 7/1/16	1,250	1,254
Port Authority of New York & New Jersey Revenue Bonds, Series 146 (AGM G.O. of Authority),
4.50%, 12/1/28	5,000	4,616
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (AMBAC Insured),
5.00%, 10/15/32	4,235	4,399
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,100	5,734

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.1% continued
New York - 10.2% continued
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed, Series B-1C,
5.25%, 6/1/13	$1,820	$1,832
5.50%, 6/1/15	5,000	5,072
5.50%, 6/1/17	4,500	4,670
5.50%, 6/1/18	5,000	5,287
5.50%, 6/1/19	2,500	2,672
5.50%, 6/1/20	5,000	5,317
Triborough Bridge & Tunnel Authority Revenue Bonds, Series C (G.O. of Authority),
5.00%, 11/15/26	5,000	5,393
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured),
5.50%, 11/15/21	5,000	5,863
Triborough Bridge & Tunnel Authority, Revenue Refunding Bonds, Series B, (G.O. of Authority),
5.00%, 11/15/32	8,035	8,170

		162,625

North Carolina - 1.2%
Mecklenburg County G.O. Unlimited Bonds, Series B, Public Improvement,
4.25%, 3/1/30	5,000	5,122
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A,
5.20%, 1/1/10	2,505	2,505
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.25%, 1/1/19	5,000	5,424
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/20	2,000	2,184
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 3/1/17	3,000	3,506

		18,741

Ohio - 0.9%
Akron G.O. Limited Bonds, Prerefunded,
5.75%, 12/1/10	1,000	1,060
Cleveland City Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	2,000	2,036
Cleveland City Airport System Revenue Bonds, Series B (AMT) (FSA Insured),
5.25%, 1/1/12	5,000	5,061
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C, Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	490	498
Ohio State Water Development Authority Pollution Control Revenue Bonds, Loan Fund, Prerefunded,
5.00%, 6/1/15	4,065	4,718
Ohio State Water Development Authority Pollution Control Revenue Bonds, Series B, Loan Fund, Unrefunded Balance,
5.00%, 6/1/23	935	955

		14,328

Oregon - 2.1%
Oregon State Department of Administrative Services Refunding COP, Series D,
5.00%, 11/1/11	4,070	4,388
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	11,236
Portland Airport Way Urban Renewal & Redevelopment Tax Increment Tax Allocation Bonds, Series A (AMBAC Insured), Prerefunded,
6.00%, 6/15/10	3,450	3,574
Washington County School District No 1J West Union Multnomah & Yamhill G.O. Unlimited Bonds, Hillsboro (NATL-RE Insured),
5.00%, 6/15/21	12,745	13,927

		33,125

Pennsylvania - 5.2%
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A, Amtrak Project,
6.13%, 11/1/21	1,200	1,231
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 100A (AMT),
5.10%, 10/1/22	3,000	3,054

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.1% continued
Pennsylvania - 5.2% continued
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT),
4.80%, 4/1/12	$750	$759
Pennsylvania State G.O. Unlimited Bonds Second Series,
4.00%, 4/15/29	5,000	4,897
Pennsylvania State G.O. Unlimited Refunding Bonds,
5.00%, 7/1/20	10,000	11,585
Pennsylvania State G.O. Unlimited Tax Anticipation Notes,
1.50%, 6/30/10	33,650	33,852
Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital Acquisition (NATL-RE Insured G.O. of Agency), Prerefunded,
6.00%, 12/15/10	1,815	1,891
6.13%, 12/15/10	1,925	2,008
Pennsylvania State Turnpike Commission Oil Franchise Refunding TRB, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,486
Pennsylvania State Turnpike Commission Revenue Bonds, Subseries B,
5.25%, 6/1/39	10,000	10,170
Philadelphia City G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 8/1/18	5,000	5,392
5.00%, 8/1/19	2,000	2,135

		82,460

Puerto Rico - 0.5%
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU (AGM Insured),
5.00%, 7/1/20	3,000	3,147
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, First Subseries A,
6.38%, 8/1/39	5,000	5,396

		8,543

South Carolina - 3.0%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,000	5,377
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series A-3 (Assured Guaranty Insured),
5.00%, 1/1/17	2,250	2,481
5.00%, 1/1/18	5,000	5,494
Richland County School District No. 2 G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 2/1/22	10,000	11,253
5.00%, 2/1/23	5,820	6,503
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	5,000	5,421
South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured),
5.00%, 10/1/22	10,000	10,773

		47,302

Tennessee - 0.3%
Memphis-Shelby County Airport Authority Revenue Bonds, Series D (AMT) (AMBAC Insured),
6.25%, 3/1/15	2,000	2,029
Shelby County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/16	3,000	3,466

		5,495

Texas - 7.8%
Austin Water & Wastewater System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 11/15/28	5,000	5,199
Dallas Area Rapid Transit Sales TRB, Senior Lien,
5.25%, 12/1/38	3,315	3,539
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	1,000	1,027
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), Prerefunded,
0.00%, 8/15/10	2,225	783
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, Unrefunded Balance (PSF Gtd.),
0.00%, 8/15/26	1,140	391

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.1% continued
Texas - 7.8% continued
Frisco Independent School District Building G.O. Unlimited Bonds (PSF Gtd.),
6.50%, 8/15/14	$1,535	$1,741
Harris County G.O. Limited Refunding Bonds, Series C,
5.75%, 10/1/25	4,260	4,953
Harris County G.O. Unlimited Refunding Bonds, Series C, Sub Lien,
5.00%, 8/15/22	3,330	3,753
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
6.50%, 5/15/37	10,000	10,723
Lower Colorado River Authority Revenue Refunding Bonds, Series B, Unrefunded Balance (FSA Insured),
6.00%, 5/15/10	8,745	8,873
Lower Colorado River Authority, Revenue Refunding Bonds,
5.50%, 5/15/33	2,000	2,095
Panhandle Regional Multifamily Housing Finance Agency Corp. Revenue Bonds, Series A (Collateralized by GNMA Securities),
6.50%, 7/20/21	500	537
Sabine River Authority Pollution Control Revenue Refunding Bonds, Southwestern Electric Co. (NATL-RE),
4.95%, 3/1/18	3,000	3,058
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,049
6.00%, 10/1/21	1,250	1,281
San Antonio Electric & Gas Revenue Bonds, Junior Lien, Prerefunded,
3.63%, Mandatory Put 12/1/10	10,000	10,293
Spring Independent School District G.O. Unlimited Bonds, Schoolhouse,
5.00%, 8/15/25	4,680	4,852
Texas Municipal Power Agency Revenue Refunding Bonds, Sub Lien (NATL-RE FGIC ),
4.40%, 9/1/11	5,000	5,014
Texas State G.O. Unlimited Bonds, Series II-A, Housing Assistance Program Fund,
5.25%, 12/1/23	3,000	3,426
Texas State Tax & Revenue Anticipation Notes,
2.50%, 8/31/10	25,000	25,363
Texas State Transportation Commission Revenue Bonds, Series A, First Tier,
5.00%, 4/1/23	15,000	16,204
University of Texas Premium University Revenue Bonds, Series B, Unrefunded Balance,
4.75%, 7/1/30	10,000	10,240

		124,394

Utah - 0.9%
Utah State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/20	12,000	13,775
Utah State Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 7/1/11	1,000	1,059

		14,834

Virgin Islands - 0.0%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	190	195

Virginia - 1.3%
Virginia College Building Authority Education Facility Revenue Bonds, 21st Century Build America Bonds,
3.88%, 2/1/17	3,675	3,541
Virginia College Building Authority Education Facility Revenue Bonds, Series A, 21st Century College & Equipment,
5.00%, 2/1/21	11,180	12,655
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series E - Subseries E-1 (AMT) (G.O. of Authority),
4.00%, 4/1/10	5,100	5,127

		21,323

Washington - 1.8%
Central Puget Sound Regional Transit Authority Sales & Use TRB, Series A,
5.00%, 11/1/36	10,000	10,387
Washington State Board Community & Technology College COP, Series F,
4.70%, 7/1/26	2,240	2,296
Washington State G.O. Unlimited Bonds, Series 2010B, Motor Vehicle Fuel,
5.00%, 8/1/32	5,000	5,341

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.1% continued
Washington - 1.8% continued
Washington State Various Purpose G.O. Unlimited Bonds, Series 2010A,
5.00%, 8/1/31	$10,000	$10,682

		28,706

Total Municipal Bonds
(Cost $1,310,490)		1,340,594

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 15.4%
Northern Institutional Tax Exempt Portfolio (2) (3)	245,816,675	$245,817

Total Investment Companies
(Cost $245,817)		245,817

Total Investments - 99.5%
(Cost $1,556,307)		1,586,411

Other Assets less Liabilities - 0.5%		8,677

NET ASSETS - 100.0%		$1,595,088

(1)	When-Issued Security.
(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	The Fund had approximately $245,817,000 of net purchases in the Northern Institutional Tax Exempt Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.

Percentages shown are based on Net Assets.

At December 31, 2009, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	21.3%
General	20.3
Higher Education	6.3
Power	8.9
School District	5.5
Transportation	13.0
Water	9.6
All other sectors less than 5%	15.1

Total	100.0%

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,556,307

Gross tax appreciation of investments	$36,307
Gross tax depreciation of investments	(6,204)

Net tax appreciation of investments	$30,103

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,340,394	(1)	$200	$1,340,594
Investment Companies	245,817	—		—	245,817

Total Investments	$245,817	$1,340,394		$200	$1,586,411

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 9/30/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Municipal Bonds	$—	$—	$—	$—	$200	$200

Total	$—	$—	$—	$—	$200	$200

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate. Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC-CR - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

MBIA - Municipal Bonds Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PFA - Public Finance Authority

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%
Alabama - 0.2%
Jefferson County Sewer Capital Improvement Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.50%, 2/1/11	$2,000	$2,115

Alaska - 0.4%
Alaska Municipal Bond Bank Authority Revenue Bonds, Series C (NATL-RE Insured), Prerefunded,
5.75%, 9/15/10	750	779
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured),
5.00%, 9/1/14	4,285	4,860

		5,639

Arizona - 3.4%
Arizona School Facilities Board Revenue Bonds, Series A, State School Trust (AMBAC Insured),
5.25%, 7/1/10	2,000	2,032
Arizona School Facilities Board Revenue Bonds, State School Improvement, Prerefunded,
5.25%, 7/1/12	1,125	1,248
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road,
5.00%, 7/1/15	5,000	5,694
Arizona Water Infrastructure Finance Authority Water Quality Revenue Bonds, Series A,
4.00%, 10/1/14	755	838
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
4.00%, 7/1/13	1,845	1,997
4.00%, 7/1/14	1,910	2,077
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/15	1,000	1,104
4.00%, 7/1/16	1,000	1,094
Maricopa County Unified School District No 4-Mesa G.O. Unlimited Bonds, Series D, Project of 2005,
4.00%, 7/1/14	3,505	3,801
Phoenix City G.O. Unlimited Revenue Bonds, Series B,
5.00%, 7/1/16	5,000	5,669
Pima County Street & Highway Revenue Bonds (NATL-RE FGIC Insured),
4.25%, 7/1/11	1,540	1,545
Salt River Project Agricultural Improvement & Power District Electric Services Revenue Bonds, Series B,
4.00%, 1/1/16	13,000	14,163
Tucson Water Systems Revenue Bonds,
5.00%, 7/1/16	1,275	1,434

		42,696

California - 3.5%
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.00%, 10/1/14	500	556
California State G.O. Unlimited Refunding Bonds,
5.00%, 5/1/14	1,175	1,294
California State G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 2/1/10	2,200	2,207
California Statewide Communities Development Authority Revenue Bonds, Series 1A, Receivables Program,
5.00%, 6/15/13	10,000	10,636
Corona-Norca California Unified School District G.O. Unlimited Notes,
3.50%, 2/1/10	3,500	3,505
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/15	5,000	5,614
Los Angeles Wastewater System Revenue Refunding Bonds, Series A,
5.00%, 6/1/16	5,000	5,749
San Bernardino County Transportation Authority Sales TRB, Series A,
5.00%, 5/1/12	5,250	5,654
San Joaquin County Transportation Authority Sales TRB, Senior Notes,
5.00%, 4/1/11	3,000	3,131
University of California Revenue Bonds, Series P, Regents University of California,
5.00%, 5/15/13	5,085	5,694

		44,040

Colorado - 1.0%
Broomfield Open Space Park and Recreation Facilities COP (AMBAC Insured),
5.75%, 12/1/14	2,000	2,078

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0% continued
Colorado - 1.0% continued
Colorado Department of Transportation Revenue Anticipation Notes, Series A (NATL-RE Insured),
5.50%, 6/15/12	$1,000	$1,110
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/21	5,000	5,687
Regional Transportation District COP, Series A, Transit Vehicles (AMBAC Insured),
5.00%, 12/1/16	1,590	1,749
Regional Transportation District Refunding COP, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/11	1,750	1,847

		12,471

Connecticut - 1.2%
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series A,
5.00%, 1/1/13	450	501
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D,
5.00%, 1/1/14	10,000	11,362
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure (AGM Insured),
5.25%, 9/1/10	500	517
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B, Transportation Infrastructure (AGM Insured),
5.38%, 10/1/10	250	259
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series 1, 2nd Lien Transportation Infrastructure,
5.00%, 2/1/17	2,500	2,822

		15,461

Delaware - 1.6%
Delaware State G.O. Unlimited Bonds, Series 2009C,
5.00%, 10/1/15	15,000	17,498
University of Delaware Revenue Refunding Bonds, Series B,
4.00%, 11/1/14	1,250	1,385
5.00%, 11/1/15	1,000	1,154

		20,037

Florida - 6.3%
Citizens Property Insurance Corp. Revenue Notes, Series A-2, High Risk Account,
4.50%, 6/1/10	15,000	15,235
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured),
5.25%, 10/1/17	4,600	5,109
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	5,000	5,408
Florida State Board of Education Capital Outlay 2007 G.O. Unlimited Bonds, Series B,
4.00%, 6/1/12	675	723
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Series G (NATL-RE FGIC Insured),
5.25%, 6/1/12	1,000	1,099
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	5,430	6,213
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 6/1/15	5,750	6,462
Florida State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 6/1/12	1,575	1,725
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series A, Florida Forever Project (AMBAC Insured),
5.00%, 7/1/10	1,500	1,531
Florida State Department of Transportation Right of Way Refunding G.O. Unlimited Bonds, Series B,
6.38%, 7/1/14	1,500	1,790
Florida State Municipal Power Agency All Requirements Power Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,430
Jacksonville Excise TRB, Series B (AMBAC Insured),
5.38%, 10/1/18	2,350	2,556
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Project,
5.00%, 7/1/15	5,000	5,590

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0% continued
Florida - 6.3% continued
Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 10/1/10	$2,000	$2,064
5.00%, 10/1/13	3,500	3,912
Palm Beach County School Board Refunding COP, Series E (AMBAC Insured),
5.38%, 8/1/15	5,000	5,610
Polk County Transportation Improvement Revenue Bonds (AGM Insured), Prerefunded,
5.25%, 12/1/10	1,000	1,055
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,644
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B,
5.00%, 10/1/11	1,510	1,604
5.00%, 10/1/12	1,440	1,566
5.00%, 10/1/14	2,535	2,824
Tallahassee Blueprint 2000 Intergovernmental Agency Revenue Bonds (NATL-RE Insured),
5.00%, 10/1/14	500	550

		78,700

Georgia - 2.9%
Bulloch County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 5/1/12	2,845	3,108
Coweta County Development Authority Revenue Bonds, Newnan Water, Sewerage & Light Commision Project (AMBAC Insured), Prerefunded,
5.25%, 1/1/10	1,000	1,010
De Kalb County School District G.O. Unlimited (State Aid Withholding),
5.00%, 2/1/11	1,000	1,050
Fulton County Facilities Corp. COP, Fulton County Public Purpose Project,
5.00%, 11/1/15	2,250	2,511
5.00%, 11/1/16	2,280	2,529
Georgia State G.O. Unlimited Bonds, Series F,
5.00%, 11/1/14	5,000	5,808
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,653
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A (AGM Insured),
5.00%, 6/1/13	3,000	3,367
Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded,
5.00%, 8/1/12	1,000	1,106
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured),
5.00%, 7/1/15	4,000	4,562
Municipal Electric Authority Revenue Bonds, Subseries A, Project One,
5.00%, 1/1/13	2,000	2,187
Municipal Electric Authority Revenue Bonds, Subseries D, Project One,
5.00%, 1/1/13	1,710	1,870
5.00%, 1/1/14	1,045	1,160

		35,921

Hawaii - 1.1%
Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured),
5.25%, 9/1/16	5,000	5,647
Hawaii State G.O. Unlimited Bonds, Series DQ,
5.00%, 6/1/15	5,000	5,737
Honolulu Hawaii City & County G.O. Unlimited Bonds, Series F,
5.00%, 9/1/15	2,000	2,291

		13,675

Idaho - 0.1%
University of Idaho Adjustable Revenue Refunding Bonds, Series A (AGM Insured),
4.38%, Mandatory Put 4/1/11	750	779

Illinois - 2.6%
Chicago G.O. Limited Bonds, Lakefront Millenium Parking Facilities (NATL-RE Insured), Prerefunded,
5.70%, 1/1/12	700	784

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0% continued
Illinois - 2.6% continued
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	$1,120	$1,296
Illinois State G.O. Unlimited Bonds,
5.00%, 1/1/14	1,350	1,503
Illinois State G.O. Unlimited Bonds, Series A (NATL-RE FGIC-TCRS Insured),
5.25%, 10/1/15	5,080	5,670
Illinois State G.O. Unlimited Bonds, 1st Series,
5.55%, 8/1/19	3,370	3,449
Illinois State Sales TRB,
5.38%, 6/15/16	2,010	2,124
Illinois State Toll Highway Authority Revenue Bonds, Series A2 (AGM Insured), Prerefunded,
5.00%, 7/1/16	8,075	9,432
Kendall, Kane and Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded,
5.25%, 10/1/12	1,000	1,119
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (AGM-CR FGIC Insured),
5.50%, 12/15/24	5,000	5,066
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (NATL-RE FGIC Insured),
5.38%, 12/15/16	2,250	2,280

		32,723

Indiana - 1.1%
Indiana State Finance Authority Revenue Refunding Bonds,
5.00%, 7/1/14	3,485	3,900
Indiana Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.13%, 6/1/14	3,350	3,880
Indiana University Revenue Bonds, Series O, Student Fee (NATL-RE FGIC Insured),
5.00%, 8/1/11	600	640
Indianapolis Local Public Improvement Revenue Bonds, Series D,
5.25%, 1/10/15	2,430	2,708
Mount Vernon of Posey County Multi-School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured State Aid Withholding),
4.00%, 1/15/13	500	540
Pike Township Multi-School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
4.00%, 1/15/14	1,805	1,957

		13,625

Kansas - 0.2%
Wichita Kansas Water and Sewerage Utilities Revenue Bonds (NATL-RE FGIC Insured),
5.00%, 10/1/19	2,000	2,075

Kentucky - 1.3%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 66 (NATL-RE Insured), Prerefunded,
5.75%, 5/1/10	1,000	1,018
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95,
5.00%, 8/1/15	5,805	6,544
Kentucky State Property & Buildings Commission Revenue Refunding Bonds,
5.00%, 11/1/12	4,475	4,924
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 93 (Assured Guaranty Insured),
5.25%, 2/1/17	3,000	3,418

		15,904

Louisiana - 0.2%
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded,
5.25%, 11/15/10	1,250	1,304
5.00%, 4/1/12	1,000	1,095

		2,399

Maryland - 0.2%
Maryland State Department of Transportation Revenue Bonds,
4.50%, 2/15/12	1,850	1,998

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0% continued
Maryland - 0.2% continued
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/12	$1,000	$1,099

		3,097

Massachusetts - 0.5%
Massachusetts Bay Transportation Authority Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/14	2,740	3,169
Massachusetts State G.O. Limited Bonds, Series C (NATL-RE FGIC Insured G.O. of Commonwealth),
5.50%, 11/1/14	1,875	2,200
Massachusetts State G.O. Unlimited Refunding Bonds, Series A,
6.00%, 11/1/11	1,275	1,397

		6,766

Michigan - 0.7%
Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded,
5.25%, 7/1/13	1,000	1,136
Michigan Municipal Bond Authority Local Government Loan Program Revenue Bonds, Series C (Q-SBLF Insured),
3.00%, 5/1/10	500	504
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Project (AGM Insured),
5.00%, 10/15/10	1,000	1,032
Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Project (NATL-RE Insured), Prerefunded,
5.00%, 10/15/13	5,000	5,694

		8,366

Minnesota - 2.1%
Bemidji G.O Unlimited Bonds, Temp Sales Tax,
4.50%, 2/1/12	3,000	3,111
Minnesota Public Facilities Authority Water PCR Bonds, Series A,
5.00%, 3/1/12	1,000	1,093
Minnesota State G.O. Unlimited Bonds, Series C,
5.00%, 8/1/13	5,000	5,692
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/15	10,000	11,112
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.00%, 1/1/12	2,190	2,344
5.00%, 1/1/14	2,320	2,583

		25,935

Mississippi - 0.3%
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	2,620	2,976
Mississippi State G.O. Unlimited Refunding Bonds,
5.75%, 12/1/11	510	559

		3,535

Nebraska - 0.1%
Nebraska Public Power District Revenue Bonds, Series B,
5.00%, 1/1/14	1,730	1,933

Nevada - 1.4%
Clark County Airport Revenue Bonds, Series A, Subordinate Lien (NATL-RE Insured), Prerefunded,
6.00%, 7/1/10	550	571
Clark County Flood Control G.O. Limited Bonds (NATL-RE FGIC Insured),
4.50%, 11/1/16	3,350	3,354
Clark County School District G.O. Limited Bonds, Series B (AMBAC Insured),
5.00%, 6/15/15	2,000	2,239
Clark County School District G.O. Limited Bonds, Series C (AGM Insured),
5.00%, 6/15/18	2,000	2,163
Clark County School District G.O. Limited Bonds, Series C (NATL-RE Insured),
5.00%, 6/15/12	2,350	2,558
Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
4.50%, 6/15/13	2,000	2,187
Clark County Water Reclamation District G.O. Limited Bonds, Series B,
4.00%, 7/1/13	1,225	1,328
Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured),
5.00%, 6/1/13	1,600	1,770

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0% continued
Nevada - 1.4% continued
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series D, Limited Tax Water,
5.00%, 6/1/15	$770	$856

		17,026

New Hampshire - 0.6%
Manchester School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded,
5.50%, 6/1/13	1,400	1,588
New Hampshire Health & Education Facilities Authority Revenue Bonds, Series A, University Systems,
5.00%, 7/1/14	3,000	3,345
New Hampshire State Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 5/1/12	2,500	2,745

		7,678

New Jersey - 1.1%
New Jersey Economic Development Authority School Facility Construction Revenue Bonds, Sub-Series T-3 (AGM Insured),
5.00%, Mandatory Put 9/1/14	2,500	2,777
New Jersey State G.O. Unlimited Refunding Bonds, Series D,
6.00%, 2/15/11	4,250	4,509
New Jersey State G.O. Unlimited Refunding Bonds, Series J (NATL-RE FGIC-TCRS Insured),
5.00%, 7/15/11	750	800
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured),
5.25%, 9/15/14	2,000	2,244
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A (AGM Insured),
3.75%, 12/15/12	1,500	1,503
Ocean County Utilities Authority Wastewater Revenue Refunding Bonds (NATL-RE Insured County Gtd.),
5.00%, 1/1/11	1,350	1,412

		13,245

New Mexico - 0.3%
Albuquerque City G.O. Unlimited Bonds, Series A,
3.00%, 7/1/15	1,590	1,673
Los Alamos County Gross Receipts Tax Improvement Revenue Bonds,
4.00%, 6/1/13	1,000	1,065
New Mexico State Highway Commission Revenue Bonds, Series A, Senior Subordinate Lien, Prerefunded,
5.25%, 6/15/10	1,300	1,328

		4,066

New York - 7.2%
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (NATL-RE Insured),
5.00%, 11/15/12	4,000	4,382
New York City G.O. Unlimited Bonds, Series B,
5.00%, 8/1/10	1,055	1,084
New York City Health & Hospital Corp. Revenue Bonds, Series A, Health Systems (G.O. of Corp.),
5.00%, 2/15/13	5,000	5,404
New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured,
5.00%, 11/1/15	5,000	5,742
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured,
5.00%, 11/1/15	8,400	9,598
5.25%, 8/1/18	5,035	5,546
New York City Trust for Cultural Resources Revenue Refunding Bonds, Series 1A, Museum of Modern Art,
5.00%, 10/1/10	3,000	3,106
New York G.O. Unlimited Bonds, Series C,
5.25%, 8/1/11	2,000	2,142
New York G.O. Unlimited Bonds, Series H-1,
5.00%, 3/1/16	5,000	5,568
New York State Dormitory Authority Personal Income TRB, Series A,
5.00%, 3/15/16	1,265	1,440
New York State Dormitory Authority State Supported Debt City University System Consolidated Fifth General Resolution Revenue Bonds, Series B,
5.00%, 7/1/14	1,370	1,528

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0% continued
New York - 7.2% continued
New York State Dormitory Authority State Supported Debt Revenue Bonds, Mental Health Services Facilities Improvement,
5.00%, 2/15/13	$5,000	$5,490
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement,
5.00%, 2/15/14	2,810	3,143
New York State Dormitory Authority Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.00%, 10/1/16	1,905	2,139
5.00%, 10/1/17	2,880	3,223
New York State Environmental Facilities Corp. State Clean Water & Drinking Revolving Funds Revenue Bonds, Series K, New York City Municipal Water Project,
5.25%, 6/15/21	6,510	7,095
New York State Thruway Authority General Highway & Bridge Trust Fund Revenue Bonds, Series A,
5.00%, 4/1/14	1,000	1,132
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B,
5.00%, 4/1/14	3,000	3,402
New York State Thruway Authority Services Contract Revenue Bonds, Local Highway & Bridge,
5.00%, 4/1/15	4,500	5,021
New York State Thruway Authority Services Contract Revenue Refunding Bonds, Bridge Service Contract,
5.00%, 4/1/13	3,000	3,335
New York State Urban Development Corp. Revenue Bonds, Series B-1, State Personal Income Tax,
5.00%, 3/15/16	2,075	2,369
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,000	3,341
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B (G.O. of Authority),
5.25%, 11/15/18	5,000	5,488

		90,718

North Carolina - 1.1%
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/16	10,000	11,640
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/12	2,300	2,515

		14,155

Ohio - 2.0%
Ohio State Common School G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/15	6,000	6,903
Ohio State Common School G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/14	2,500	2,863
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	7,500	8,581
Ohio State Water Development Authority PCR Refunding Bonds, Water Quality,
5.00%, 12/1/14	2,250	2,597
University of Cincinnati Ohio General Receipts Revenue Bonds, Series C (Assured Guaranty Insured),
5.00%, 6/1/13	2,110	2,333
5.00%, 6/1/14	1,795	2,006

		25,283

Oklahoma - 0.1%
Oklahoma State Municipal Power Authority Power Supply System Revenue Bonds, Series A,
5.00%, 1/1/15	1,575	1,772

Oregon - 1.5%
Clackamas County School District No. 86 G.O. Unlimited Bonds (School Board Guaranty), Prerefunded,
5.25%, 6/15/10	1,000	1,023
Multnomah-Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds (AGM Insured School Board Guaranty), Prerefunded,
5.50%, 6/15/11	1,000	1,072
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,752
Oregon State Department of Administrative Services COP, Series C,
5.00%, 11/1/14	2,895	3,270

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0% continued
Oregon - 1.5% continued
Oregon State Department of Administrative Services Refunding COP, Series D,
5.00%, 11/1/14	$5,670	$6,406
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien,
4.00%, 10/1/15	2,435	2,637
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 6/1/12	1,800	1,980

		19,140

Pennsylvania - 2.7%
Lehigh County General Purpose Authority Revenue Bonds, Saint Luke’s Hospital, Prerefunded,
5.38%, 8/15/13	1,000	1,147
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania,
5.00%, 9/1/17	5,000	5,751
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series,
5.00%, 7/1/15	15,000	17,324
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series B,
5.00%, 6/1/14	2,000	2,208
University of Pittsburgh Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University),
5.00%, 9/15/14	6,000	6,884

		33,314

South Carolina - 0.1%
Greenville County School District Installment Purchase Revenue Bonds, Building Equity Sooner Tomorrow, Prerefunded,
5.50%, 12/1/12	1,140	1,301

Tennessee - 2.2%
Metropolitan Government Nashville & Davidson County Electric Revenue Refunding Bonds, Series B (BHAC-CR Insured),
5.50%, 5/15/15	6,015	7,018
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University),
5.25%, 10/1/15	5,000	5,850
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University),
5.00%, 10/1/12	1,600	1,778
Shelby County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/15	5,000	5,781
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/15	5,000	5,808
Tennessee State School Board Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program,
4.00%, 5/1/14	1,030	1,140

		27,375

Texas - 4.6%
Bell County G.O. Limited Tax Notes,
5.00%, 2/15/15	2,000	2,157
Corpus Christi G.O. Limited Certificates (AGM Insured), Prerefunded,
5.75%, 3/1/11	1,000	1,062
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF Gtd.),
3.13%, 2/15/17	7,140	7,379
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
3.25%, 2/15/17	7,000	7,291
Dallas Waterworks & Sewer Systems Revenue Refunding Bonds (AMBAC Insured),
5.00%, 10/1/11	3,435	3,698
Fort Worth G.O. Certificates Limited (AGM Insured), Prerefunded,
4.38%, 3/1/13	1,000	1,103
Galena Park Independent School District G.O. Unlimited Bonds (PSF Gtd.), Prerefunded,
5.75%, 8/15/10	300	310

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0% continued
Texas - 4.6% continued
Irving Improvement Refunding G.O. Limited Bonds,
5.00%, 9/15/11	$1,000	$1,075
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/13	1,000	1,101
5.00%, 5/15/15	1,580	1,759
Lower Colorado River Authority Revenue Refunding Bonds, Series B, Unrefunded Balance (FSA Insured),
6.00%, 5/15/12	4,985	5,055
Lower Colorado River Authority Transmission Contract Revenue Bonds (AGM Insured),
5.38%, 5/15/14	1,235	1,346
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/12	2,000	2,109
North Texas Tollway Authority Revenue Refunding Bonds, Series H, First Tier, Prerefunded,
5.00%, Mandatory Put 1/1/11	3,000	3,120
Plano Independent School District G.O. Unlimited Bonds, Series A, School Building,
5.00%, 2/15/12	1,000	1,089
San Antonio Electric & Gas Revenue Bonds, Junior Lien, Prerefunded,
3.63%, Mandatory Put 12/1/10	4,000	4,117
San Antonio Electric & Gas Systems Revenue Refunding Bonds, Series A,
5.50%, 2/1/12	1,350	1,478
San Antonio General Improvement Refunding G.O. Limited Bonds,
4.00%, 8/1/12	1,585	1,711
Texas State PFA G.O. Unlimited Refunding Bonds,
5.50%, 10/1/12	2,260	2,540
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/15	7,000	8,091

		57,591

Utah - 2.0%
Alpine School District G.O. Unlimited Bonds (School Board Guaranty), Prerefunded,
5.25%, 9/15/11	2,000	2,156
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Series A,
5.00%, 7/1/12	10,000	10,915
5.50%, 7/1/14	3,500	3,956
Uintah County Municipal Building Authority Lease Revenue Bonds,
4.50%, 6/1/14	650	714
Utah State G.O. Unlimited Bonds, Series C,
5.00%, 7/1/14	5,000	5,770
Utah State G.O. Unlimited Refunding Bonds, Series B,
5.38%, 7/1/12	1,000	1,114

		24,625

Virginia - 2.7%
Arlington County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 8/1/15	3,235	3,593
Fairfax County G.O. Unlimited Refunding Bonds, Series C, Public Improvement Project (State Aid Withholding),
5.00%, 10/1/15	10,235	11,958
Loudoun County Public Improvement G.O. Unlimited Bonds, Series B (State Aid Withholding),
5.00%, 12/1/13	1,000	1,149
Virginia College Building Authority Education Facilities Revenue Refunding Bonds, Series B, 21st Century College & Equipment,
5.00%, 2/1/11	4,600	4,831
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series B,
5.00%, 8/1/16	5,000	5,753
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/12	1,355	1,498
Virginia State Public School Authority School Financing Revenue Bonds, Series B-1 (State Aid Withholding),
5.00%, 8/1/16	1,000	1,156
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing Program,
5.00%, 11/1/15	3,025	3,512

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0% continued
Virginia - 2.7% continued
Virginia State Resources Authority Infrastructure Revenue Bonds, Series B, Pooled Financing Program,
5.00%, 11/1/10	$775	$806

		34,256

Washington - 1.5%
Energy Northwest Electric Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	3,500	4,000
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,
5.50%, 7/1/14	1,200	1,396
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3,
5.00%, 7/1/15	5,000	5,724
Energy Northwest Electric Revenue Refunding Bonds, Series C, Project 3,
5.00%, 7/1/12	150	165
Franklin County Public Utility District No. 001 Electric Revenue Refunding Bonds (NATL-RE Insured), Prerefunded,
5.63%, 9/1/12	1,000	1,126
King County Sewer Revenue Refunding Bonds, Series B (AGM Insured),
5.50%, 1/1/15	1,500	1,617
Tacoma Solid Waste Utilities Revenue Refunding Bonds (AMBAC Insured), Prerefunded,
5.25%, 12/1/11	3,000	3,262
Washington State Various Purpose G.O. Unlimited Bonds, Series C (NATL-RE FGIC Insured), Prerefunded,
5.25%, 1/1/11	2,000	2,097

		19,387

Wisconsin - 1.6%
Milwaukee City G.O. Unlimited Promissory Notes, Series N1,
5.00%, 2/15/16	4,300	4,919
Milwaukee City G.O. Unlimited Promissory Notes, Series N1 (AMBAC Insured),
5.00%, 2/15/12	2,575	2,800
Milwaukee County G.O. Unlimited Refunding Bonds, Series A,
3.40%, 8/1/14	5,000	5,406
Wisconsin State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/15	4,625	5,273
Wisconsin State G.O. Unlimited Bonds, Series F (AGM Insured), Prerefunded,
5.50%, 5/1/12	1,000	1,109
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3 (NATL-RE FGIC Insured),
5.25%, 5/1/10	1,000	1,017

		20,524

Wyoming - 0.3%
Campbell County Recreation Project Board Lease Revenue Bonds,
5.00%, 6/15/12	3,000	3,244

Total Municipal Bonds
(Cost $778,634)		802,592

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 21.7%
AIM Tax-Free Cash Reserve Portfolio	95,811	$96
Northern Institutional Tax Exempt Portfolio (1) (2)	272,675,440	272,675

Total Investment Companies
(Cost $272,771)		272,771

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 13.1%
Bethlehem Area School District G.O. Unlimited VRDB (AGM Insured State Aid Withholding),
0.41%, 1/7/10	$14,495	$14,495
Broward County School Board COP VRDB, Series B (AGM Insured),
0.27%, 1/7/10	15,000	15,000
Chicago Board of Education G.O. Unlimited VRDB, Series B (AGM Insured),
0.40%, 1/7/10	20,000	20,000
Colorado Springs Utilities Revenue Refunding VRDB, Series A, Subordinate Lien,
0.27%, 1/7/10	5,400	5,400

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 13.1% continued
Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB, Series A, Memorial Hermann Healthcare (AGM Insured),
0.42%, 1/6/10	$20,000	$20,000
Illinois State Toll Highway Authority Refunding Revenue VRDB, Series A2, Senior Priority (AGM Insured),
0.26%, 1/7/10	10,750	10,750
Illinois State Toll Highway Authority Revenue VRDB, Series A2, Senior Priority,
0.30%, 1/7/10	10,000	10,000
Long Island Power Authority Electric System Revenue VRDB, Series F (AGM Insured),
0.25%, 1/6/10	2,150	2,150
Long Island Power Authority Electric System Revenue VRDB, Series J (FSA Insured),
0.30%, 1/4/10	11,120	11,120
Maryland State Stadium Authority Sports Facilities Lease Revenue Refunding VRDB, Football Stadium Issue, Series 2007,
0.30%, 1/7/10	5,000	5,000
Metropolitan Transportation Authority Dedicated Tax Revenue VRDB, Series B (AGM Insured),
0.34%, 1/7/10	20,000	20,000
Nazareth Area School District G.O Limited VRDB (AGM Insured State Aid Withholding),
0.41%, 1/7/10	10,995	10,995
North Penn Water Authority Revenue VRDB (AGM Insured),
0.41%, 1/7/10	8,400	8,400
Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C1 (AGM Insured),
0.30%, 1/7/10	5,000	5,000
Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C3 (AGM Insured),
0.27%, 1/7/10	5,420	5,420

Total Short-Term Investments
(Cost $163,730)		163,730

Total Investments - 98.8%
(Cost $1,215,135)		1,239,093

Other Assets less Liabilities - 1.2%		14,478

NET ASSETS - 100.0%		$1,253,571

(1)	The Fund had approximately $272,675,000 of net purchases in the Northern Institutional Tax Exempt Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At December 31, 2009, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	26.5%
General	21.2
School District	12.1
Transportation	10.6
Power	8.5
Higher Education	5.2
Water	5.2
All other sectors less than 5%	10.7

Total	100.0%

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,215,135

Gross tax appreciation of investments	$24,649
Gross tax depreciation of investments	(691)

Net tax appreciation of investments	$23,958

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$802,592	(1)	$—	$802,592
Investment Companies	272,771	—		—	272,771
Short-Term Investments	—	163,730		—	163,730

Total Investments	$272,771	$966,322		$—	$1,239,093

(1)	Classifications as defined in the Schedule of Investments.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate. Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BHAC-CR - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified-School Bond Loan Fund

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9%
Alabama - 0.2%
Birmingham Waterworks Board Revenue Bonds, Series A (Assured Guaranty Insured),
5.25%, 1/1/39	$2,000	$2,056

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured),
5.25%, 12/1/25	3,000	3,108

Arizona - 2.7%
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/24	5,000	5,478
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/15	5,000	5,518
5.00%, 7/1/17	5,000	5,435
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/37	11,080	11,380
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/23	2,140	2,275

		30,086

California - 17.8%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (FSA-CR NATL-RE Insured),
5.90%, 8/1/30	10,000	11,443
Anaheim Public Financing Authority Revenue Bonds, Series A, Electric System Distribution Facilities (AGM Insured),
5.00%, 10/1/31	3,500	3,502
Bakersfield City COP, Series B, Escrowed to Maturity,
0.00%, 4/15/21	10,000	6,362
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured),
5.00%, 8/1/13	2,500	2,535
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,500	1,611
California Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,500	2,673
5.00%, 10/1/39	10,175	10,599
California Educational Facilities Authority Revenue Bonds, Series T-1, Stanford University,
5.00%, 3/15/39	10,000	11,449
California Housing Finance Agency Revenue Bonds, Series J (AMT),
4.95%, 8/1/22	5,500	5,128
California State Department of Water Resources Power Supply Revenue Bonds, Series A,
6.00%, 5/1/14	5,000	5,562
California State Department of Water Resources Power Supply Revenue Bonds, Series H (FSA Insured),
5.00%, 5/1/21	2,095	2,293
California State Department of Water Resources Power Supply Revenue Bonds, Series H (FSA-CR Insured),
5.00%, 5/1/22	5,000	5,438
California State G.O. Unlimited Bonds, Prerefunded,
5.75%, 5/1/10	400	411
5.75%, 5/1/10	50	51
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.75%, 5/1/30	130	131
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	2,830	2,996
California State G.O. Unlimited Various Purpose Bonds,
6.00%, 11/1/35	5,000	5,142
California State University Revenue Bonds Systemwide, Series A,
5.50%, 11/1/39	5,000	5,112
Carlsbad Unified School District G.O. Unlimited Bonds, Series B,
6.00%, 5/1/34	2,500	1,545
Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (NATL-RE FGIC Insured),
0.00%, 2/1/32	5,800	1,304

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9% continued
California - 17.8% continued
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/32	$5,000	$5,292
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	5,000	5,191
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Enhanced Asset Backed (BHAC-CR FGIC Insured),
5.00%, 6/1/35	5,000	4,628
Hartnell Community College District, Appreciation G.O. Unlimited Bonds, Series D, Election of 2002,
0.00%, 8/1/34	4,500	2,186
Kern High School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
6.60%, 2/1/17	1,845	1,908
6.60%, 8/1/17	1,825	1,887
Long Beach Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	991
Los Angeles County Metropolitan Transportation Authority Sales Refunding TRB, Series 2001-B, Proposition A First Tier Senior ( FSA Insured),
5.25%, 7/1/16	5,000	5,358
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (FSA Insured),
5.00%, 10/1/21	1,000	1,059
Los Angeles Department of Airports Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	1,989
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	4,075	4,351
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-2, Series A,
5.00%, 7/1/30	6,600	6,757
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,059
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,392
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	7,020	7,600
Nevada Union High School District New Haven Capital Appreciation G.O. Unlimited Bonds (Assured Guaranty Insured),
0.00%, 8/1/31	1,270	323
0.00%, 8/1/32	1,285	306
Palomar Pomerado Health Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured),
0.00%, 8/1/38	10,000	6,450
Paramount Unified School District G.O. Unlimited Bonds, Election 2006 (FSA Insured),
5.25%, 8/1/32	5,000	5,183
San Diego Certificates Undivided Interest Revenue Bonds, Water Utility Fund Net System (NATL-RE FGIC Insured),
4.75%, 8/1/28	5,255	5,255
San Francisco Bay Area Rapid Transit Financing Authority G.O. Unlimited Bonds, Series B, Election of 2004,
5.00%, 8/1/35	5,000	5,241
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	4,980
San Joaquin County Transportation Authority Sales Tax Revenue Bonds, Measure K-Senior Notes,
4.00%, 4/1/11	1,000	1,031
San Mateo County Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2005 (NATL-RE Insured),
0.00%, 9/1/23	5,720	2,810
University of California General Revenue Bonds, Series J (FSA Insured),
4.50%, 5/15/35	9,000	8,644
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,735
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.50%, 8/1/30	5,375	5,766

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9% continued
California - 17.8% continued
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	$5,000	$5,251

		195,910

Colorado - 0.6%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	1,000	1,115
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,117
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured),
6.00%, 1/1/14	2,275	2,292

		6,524

Connecticut - 0.4%
Connecticut State Higher Education Supplement Loan Authority Revenue Refunding Bonds, Series A (AMT), Family Education Loan Program (NATL-RE Insured),
4.75%, 11/15/18	865	865
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, Partially Prerefunded,
7.13%, 6/1/10	3,080	3,166

		4,031

Delaware - 0.4%
Delaware State Housing Authority Revenue Bonds, Series A (AMT), SFM (FSA Insured),
5.80%, 7/1/35	4,010	4,155

District of Columbia - 2.2%
District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A,
5.50%, 10/1/39	15,000	16,052
Metropolitan Washington Airports Authority Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 10/1/35	5,000	4,879
Metropolitan Washington Airports Authority Revenue Bonds, Series C,
5.00%, 10/1/28	2,500	2,626

		23,557

Florida - 8.3%
Broward County School Board Refunding COP, Series B (FSA Insured),
5.25%, 7/1/17	5,000	5,511
Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A-2, High Risk Account,
4.50%, 6/1/10	10,000	10,156
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	1,000	1,001
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Series C, Public Education,
4.75%, 6/1/34	9,350	9,418
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance,
9.13%, 6/1/14	1,665	1,895
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
9.13%, 6/1/14	325	420
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D,
5.50%, 6/1/17	5,000	5,840
5.50%, 6/1/19	5,000	5,843
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity,
10.00%, 7/1/14	15,950	19,269
Florida State Department of Transportation Right of Way G.O. Unlimited Revenue Bonds,
5.25%, 7/1/37	5,000	5,219
Florida State Municipal Power Agency Revenue Bonds, Series A, All Requirements Power,
6.25%, 10/1/31	3,000	3,388
Miami-Dade County School Board COP, Series A (BHAC-CR FSA-CR AMBAC Insured),
5.00%, 11/1/31	5,000	5,098
Orlando & Orange County Expressway Authority Revenue Bonds, Series B (BHAC-CR AMBAC Insured),
5.00%, 7/1/35	3,375	3,411
Orlando Utilities Commission Water & Electric Revenue Refunding Bonds, Series D, Escrowed to Maturity,
6.75%, 10/1/17	7,700	9,220

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9% continued
Florida - 8.3% continued
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	$4,890	$5,439

		91,128

Georgia - 3.5%
Athens-Clarke County Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	7,500	8,130
Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities - Lanier Village,
7.25%, 11/15/29	2,000	2,042
Georgia Municipal Electric Authority Power Revenue Bonds, Series B (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,664
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/20	5,000	5,887
Gwinnett County Water & Sewerage Authority Revenue Bonds, Series A (County Gtd. Insured),
4.00%, 8/1/27	10,000	10,127
Henry County Water & Sewerage Authority Revenue Refunding Bonds (BHAC-CR FSA-CR NATL-RE Insured),
5.25%, 2/1/27	5,810	6,910
Metropolitan Atlanta Rapid Transit Authority Sales TRB, 3rd Series,
5.25%, 7/1/36	2,000	2,136
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project,
6.00%, 6/1/21	1,000	979

		38,875

Hawaii - 1.0%
Hawaii State Airport System Revenue Refunding Bonds, Series B (AMT) (NATL-RE FGIC Insured),
6.00%, 7/1/20	5,000	5,070
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/34	1,000	1,081
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,229

		11,380

Illinois - 6.6%
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B Unrefunded Balance (NATL-RE Insured),
0.00%, 1/1/33	505	142
Chicago O’Hare International Airport Third Lien Revenue Bonds, Series B-2 (AMT) (XLCA Insured),
6.00%, 1/1/29	11,000	11,322
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	844
Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	3,500	3,715
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 2/1/27	5,000	5,228
Illinois State G.O. Unlimited Bonds (NATL-RE FGIC Insured),
5.38%, 6/1/24	1,500	1,520
Illinois State Sales Tax Revenue Bonds,
5.25%, 6/15/24	5,000	5,362
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.50%, 1/1/33	6,500	6,964
Illinois State Toll Highway Authority Revenue Bonds, Series B (BHAC-CR Insured),
5.50%, 1/1/33	5,000	5,357
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (NATL-RE Insured),
5.25%, 6/15/42	10,000	10,094
Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured),
5.75%, 6/1/34	3,900	4,537
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC Insured G.O. of Authority),
6.00%, 7/1/33	15,000	17,775

		72,860

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9% continued
Indiana - 2.2%
Franklin Township Independent School Building Corp. Marion County First Mortgage Revenue Bonds, Prerefunded,
6.50%, 7/15/10	$5,000	$5,266
Hamilton County Independent Public Building Corp. First Mortgage G.O. Unlimited Bonds,
7.25%, 8/1/13	4,200	4,851
Indiana State Office Building Commission Capital Complex Revenue Bonds, Series B (NATL-RE Insured),
7.40%, 7/1/15	5,620	6,740
Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured),
3.50%, 6/1/18	3,280	3,290
Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (FSA Insured),
6.00%, 5/1/29	2,000	2,008
Porter County Jail Building Corp. Revenue Refunding Bonds, First Mortgage (AGM Insured),
5.50%, 1/10/24	1,815	2,013

		24,168

Kansas - 0.2%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
6.25%, 11/15/18	1,685	1,760

Kentucky - 1.0%
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System Revenue Bonds, Series A (NATL-RE Insured),
5.50%, 5/15/34	10,000	10,497

Louisiana - 0.5%
East Baton Rouge Sewer Commission Revenue Bonds, Series A,
5.25%, 2/1/39	5,000	5,156

Maryland - 1.5%
Maryland State G.O. Unlimited Refunding Bonds, State & Local Facilities Loan, Series C,
5.00%, 11/1/19	10,000	11,763
Maryland State Transportation Authority Revenue Bonds, Transportation Facilities Project,
5.00%, 7/1/21	4,000	4,470

		16,233

Massachusetts - 3.0%
Massachusetts Bay Transportation Authority Sales TRB, Series A, Senior Lien,
5.25%, 7/1/31	2,155	2,503
Massachusetts School Building Authority Dedicated Sales TRB, Series A (FSA Insured),
5.00%, 8/15/30	5,000	5,242
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University),
5.00%, 7/1/19	5,000	5,714
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare,
5.25%, 7/1/29(1)	5,000	5,166
Massachusetts State Water Pollution Abatement Revenue Bonds, Series A, MWRA Program,
6.00%, 8/1/19	3,000	3,711
Massachusetts State Water Pollution Abatement Revolving Fund Revenue Bonds, Series 14,
5.00%, 8/1/27	10,000	11,058

		33,394

Michigan - 0.1%
Wayne Charter County Revenue Refunding Bonds, Series C (NATL-RE FGIC Insured),
5.38%, 12/1/15	1,000	1,063

Minnesota - 0.6%
Farmington Independent School District No. 192 School Building G.O. Unlimited Bonds, Series B, School District Credit Program (FSA School District Credit Program),
5.00%, 2/1/26	5,000	5,325
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured),
5.35%, 7/1/17	410	425

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9% continued
Minnesota - 0.6% continued
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F,
5.70%, 1/1/17	$625	$632

		6,382

Mississippi - 0.6%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilties Project (FSA Insured),
5.00%, Mandatory Put 3/1/15	5,955	6,775
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	50	51

		6,826

Missouri - 0.3%
Metro Development Agency District Revenue Bonds, Series B, Metrolink Cross Country Project (FSA Insured),
5.25%, 10/1/17	3,000	3,131

Nevada - 0.9%
Clark County G.O. Limited Bonds, (AGM-CR FSA-CR AMBAC Insured),
5.00%, 11/1/30	4,840	4,944
Clark County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/29	5,055	5,194

		10,138

New Hampshire - 0.6%
New Hampshire Health & Education Facilities Authority Revenue Bonds, Dartmouth College,
5.25%, 6/1/39	5,890	6,391

New Jersey - 3.2%
Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series 2005-A, (AGM Insured),
5.75%, 11/1/28	2,000	2,543
New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A,
3.75%, 9/1/25	2,930	2,922
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	499
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Bonds, Series A,
5.38%, 6/1/24	2,500	2,647
5.50%, 6/1/27	5,000	5,255
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
0.00%, 1/1/35	5,000	3,925
New Jersey State Turnpike Authority Revenue Bonds, Series C-2 (BHAC-CR FSA-CR AMBAC Insured),
5.50%, 1/1/25	5,000	6,029
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System,
5.50%, 12/15/22	10,000	11,375

		35,195

New Mexico - 0.4%
New Mexico Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2 (GNMA/FNMA/FHLMC Insured),
5.00%, 9/1/26	3,890	3,993

New York - 14.9%
Dutchess County IDA Civic Facilities Revenue Bonds, Bard College Civic Facilities, Prerefunded,
5.75%, 8/1/10	2,000	2,082
Long Island Power Authority Electric System General Revenue Bonds, Series A,
6.25%, 4/1/33	5,000	5,762
Long Island Power Authority Electric System Revenue Refunding Bonds, Series A,
6.00%, 5/1/33	10,000	11,278
Metropolitan Transportation Authority Dedicated TRB, Series A,
5.50%, 11/15/39	10,000	10,619
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance,
6.00%, 5/15/30	50	51
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B,
5.00%, 6/15/22	3,010	3,177

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9% continued
New York - 14.9% continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, Unrefunded Balance,
6.00%, 6/15/33	$1,160	$1,198
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, Prerefunded,
6.00%, 5/15/10	4,000	4,125
New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (NATL-RE FGIC Insured),
5.25%, 2/1/17	5,000	5,506
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, New York University,
5.25%, 7/1/34	2,500	2,658
5.00%, 7/1/39	2,400	2,458
New York State Dormitory Authority Revenue Bonds, Series C, The Rockefeller University,
5.00%, 7/1/40	10,000	10,549
New York State Dormitory Authority State Personal Income TRB Education, Series B,
5.75%, 3/15/36	10,000	11,148
New York State Dormitory Authority State Personal Income TRB Education, Series F,
5.00%, 3/15/30	10,000	10,389
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, School District Financing Program (Assured Garuntee G.O. of District),
5.25%, 10/1/23	5,000	5,534
New York State Thruway Authority State Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,578
Port Authority of New York & New Jersey Consolidated Revenue Bonds, One Hundred Fifty-Third Series (G.O. of Authority Insured),
4.50%, 7/15/27	5,000	5,161
Port Authority of New York & New Jersey Consolidated Revenue Bonds, One Hundred Forty-Sixth Series (AGM G.O. of Authority),
4.50%, 12/1/28	10,120	9,342
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (AMBAC Insured),
5.00%, 10/15/32	5,000	5,194
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,000	5,622
5.00%, 10/15/24	10,000	10,726
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C,
5.50%, 6/1/16	10,000	10,418
5.50%, 6/1/18	5,000	5,287
5.50%, 6/1/19	2,500	2,672
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series C (G.O. of Authority),
5.00%, 11/15/26	5,000	5,393
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (G.O. of Authority),
5.00%, 11/15/32	7,500	7,626
Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, Build America Bonds (G.O. of Authority),
5.50%, 11/15/39	4,750	4,472

		164,025

North Carolina - 2.8%
Cape Fear Public Utility Authority Water & Sewer Systems Revenue Bonds,
5.00%, 8/1/35	2,000	2,100
City of Charlotte Water & Sewer Systems Revenue Bonds,
4.75%, 7/1/33	10,000	10,492
North Carolina Housing Finance Agency Revenue Bonds, Series 1998-29A (AMT), Home Ownership Trust,
4.65%, 7/1/23	4,335	4,268
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	3,361
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series B,
5.00%, 1/1/26	2,250	2,302

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9% continued
North Carolina - 2.8% continued
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series D, Prerefunded,
6.75%, 1/1/10	$1,250	$1,262
North Carolina State Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured),
6.00%, 1/1/22	6,015	6,917

		30,702

Ohio - 0.6%
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	3,000	3,053
Cuyahoga Community College District General Receipts Revenue Bonds, Series C,
5.00%, 8/1/24	3,000	3,239
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	500	509
Plain Local School District G.O. Unlimited Bonds (NATL-RE FGIC Insured), Unrefunded Balance,
6.00%, 12/1/25	190	196

		6,997

Oklahoma - 0.6%
McGee Creek Authority Water Revenue Bonds (NATL-RE Insured),
6.00%, 1/1/13	4,235	4,429
Payne County Economic Development Authority Student Housing Revenue Bonds, Series A, Collegiate Housing Foundation, Prerefunded,
6.38%, 6/1/11	2,000	2,164

		6,593

Oregon - 0.0%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series E, SFM Program (FHA MTGS Insured),
6.15%, 7/1/30	230	232

Pennsylvania - 3.6%
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT),
4.80%, 4/1/12	750	759
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.13%, 2/15/23	5,000	5,642
4.00%, 4/15/29	5,000	4,897
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	1,475	1,381
Pennsylvania State Turnpike Commission Revenue Bonds, Subseries B,
5.25%, 6/1/39	10,000	10,170
Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.00%, 8/1/18	5,000	5,392
5.25%, 12/15/22	5,000	5,366
University of Pittsburgh The Commonwealth System of Higher Education Revenue Refunding Bonds, Series B, University Capital Project,
5.25%, 9/15/29	5,000	5,515

		39,122

Puerto Rico - 1.1%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series B, Prerefunded,
6.00%, 7/1/10	2,000	2,076
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU (FSA Insured),
5.00%, 7/1/20	2,000	2,098
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation Bond (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	2,500	2,995
Puerto Rico Sales Tax Financing Corp. Sales TRB, First Subordinate Series A,
6.38%, 8/1/39	5,000	5,396

		12,565

South Carolina - 2.2%
Piedmont Municipal Power Agency Electric Revenue Balance, Series 04 (BHAC-CR MBIA Insured), Unrefunded Balance,
5.38%, 1/1/25	5,995	6,447
Richland County School District No. 2 G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 2/1/23	5,000	5,587

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9% continued
South Carolina - 2.2% continued
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	$11,500	$12,467

		24,501

Texas - 7.4%
Austin Water & Wastewater System Revenue Refunding Bonds, Series A,
5.00%, 11/15/39	5,000	5,222
Austin Water & Wastewater System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 11/15/28	5,000	5,199
5.00%, 5/15/35	5,000	5,108
Dallas Area Rapid Transit Sales TRB, Senior Lien,
5.25%, 12/1/38	5,000	5,337
Dallas Independent School District G.O. Unlimited Bonds (PSF Gtd.),
6.38%, 2/15/34	5,000	5,848
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	835	858
Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds,
0.00%, 8/15/29	12,505	3,685
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
6.25%, 5/15/31	10,000	11,099
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,049
6.00%, 10/1/21	1,250	1,281
San Antonio Electric & Gas Revenue Bonds, Junior Lien, Prerefunded,
3.63%, Mandatory Put 12/1/10	7,500	7,719
Texas State Tax Revenue Anticipation Notes,
2.50%, 8/31/10	25,000	25,363
Texas State Veterans Housing Assistance G.O. Unlimited Bonds, Series C (AMT), Fund II,
6.10%, 6/1/21	3,000	3,013
Waxahachie Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), Unrefunded Balance,
0.00%, 8/15/16	240	162
0.00%, 8/15/23	190	79
0.00%, 8/15/28	305	91
0.00%, 8/15/30	320	83

		81,196

Utah - 0.5%
Utah Transit Authority Sales TRB, Series A (FSA Insured),
5.00%, 6/15/36	5,000	5,242

Virginia - 1.0%
Virginia State Public School Authority Revenue Bonds, Series B, School Financing-1997 Resolution (NATL-RE Insured),
5.00%, 8/1/21	10,000	11,124

Washington - 1.1%
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	5,200	6,256
Washington State Motor Vehicle Fuel G.O. Unlimited Bonds, Series 2010B,
5.00%, 8/1/32	5,000	5,341

		11,597

Total Municipal Bonds (Cost $1,000,971)		1,041,893

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.3%
Northern Institutional Funds - Tax Exempt Portfolio (2) (3)	47,448,820	$47,449

Total Investment Companies (Cost $47,449)		47,449

Total Investments - 99.2% (Cost $1,048,420)		1,089,342

Other Assets less Liabilities - 0.8%		8,506

NET ASSETS - 100.0%		$1,097,848

(1)	When-Issued Security.
(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	DECEMBER 31, 2009 (UNAUDITED)

(3)	The fund had approximately $47,449,000 of net purchases in the Tax Exempt Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.

Percentages shown are based on Net Assets.

At December 31, 2009, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	20.4%
General Obligation	12.2
Higher Education	10.1
Power	11.1
School District	6.5
Transportation	10.4
Water	12.3
All other sectors less than 5%	17.0

Total	100.0%

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,048,420

Gross tax appreciation of investments	$44,621
Gross tax depreciation of investments	(3,699)

Net tax appreciation of investments	$40,922

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,041,893	(1)	$—	$1,041,893
Investment Companies	47,449	—		—	47,449

Total Investments	$47,449	$1,041,893		$—	$1,089,342

(1)	Classifications as defined in the Schedule of Investments.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate. Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corp

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

MBIA - Municipal Bond Insurance Association

MTGS - Middle Tennessee Genealogical Society

NATL-RE - National Public Finance Guarantee Corp.

PSF - Permanent School Fund

SCSDE - South Corolina School District Enhancement

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 84.8%
Australia - 0.4%
Centamin Egypt Ltd.*	2,818,800	$5,606

Brazil - 11.4%
Banco do Brasil S.A.	149,744	2,546
BR Malls Participacoes S.A.*	663,100	8,181
Brasil Telecom S.A.*	46,918	742
Brasil Telecom S.A. ADR*	277,396	8,080
Brasil Telecom S.A. ADR*	157,365	2,516
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	718,000	5,904
Cia de Concessoes Rodoviarias	343,200	7,855
Cia Siderurgica Nacional S.A. ADR	10,995	351
Cielo S.A.*	132,355	1,165
Cosan S.A. Industria e Comercio*	409,500	5,974
EDP - Energias do Brasil S.A.	92,973	1,781
Empresa Brasileira de Aeronautica S.A.	352,998	1,929
Equatorial Energia S.A.	50,978	522
Gerdau S.A. ADR	113,671	1,936
Light S.A.	106,264	1,571
Localiza Rent a Car S.A.	589,700	6,490
M Dias Branco S.A.	6,222	150
Natura Cosmeticos S.A.	1,035,337	21,798
PDG Realty S.A. Empreendimentos e Participacoes	858,700	8,545
Petroleo Brasileiro S.A. - Petrobras	258,404	6,182
Petroleo Brasileiro S.A. ADR	908,398	43,312
Petroleo Brasileiro S.A. ADR	317,262	13,449
Redecard S.A.	34,030	566
Souza Cruz S.A.	51,326	1,714
Sul America S.A.	58,347	1,717
Tecnisa S.A.	28,210	168
Tivit Terceirizacao de Tecnologia e
Servicos S.A.	655,100	6,041
Vale S.A. ADR	720,200	20,907

		182,092

Canada - 0.5%
Pacific Rubiales Energy Corp.*	559,300	8,263

Chile - 0.2%
Banco Santander Chile S.A. ADR	21,046	1,363
Enersis S.A. ADR	101,162	2,313

		3,676

China - 6.8%
Bank of China Ltd., Class H	32,310,000	17,300
Central China Real Estate Ltd.	1,841,000	525
China Construction Bank Corp., Class H	20,207,929	17,201
China High Speed Transmission Equipment Group Co. Ltd.	2,292,000	5,560
China Molybdenum Co. Ltd., Class H	1,175,743	936
China Petroleum & Chemical Corp., Class H	3,000,141	2,649
China Telecom Corp. Ltd., Class H	1,450,755	600
Ctrip.com International Ltd. ADR*	67,700	4,865
Dongfeng Motor Group Co. Ltd., Class H	1,452,000	2,067
Golden Eagle Retail Group Ltd.	634,000	1,281
Harbin Electric, Inc.*	12,626	259
Harbin Power Equipment Co. Ltd., Class H	114,000	101
Industrial & Commercial Bank of China, Class H	1,422,179	1,167
Jiangxi Cooper Co. Ltd., Class H	355,000	829
Maanshan Iron & Steel, Class H*	9,864,000	7,126
PetroChina Co. Ltd., Class H	1,863,529	2,220
Renhe Commercial Holdings Co. Ltd.	6,054,000	1,365
Sinotrans Shipping Ltd.	3,090,000	1,419
Tencent Holdings Ltd.*	458,350	9,879
Weichai Power Co. Ltd., Class H	1,195,000	9,589
Yanzhou Coal Mining Co. Ltd., Class H	5,672,000	12,396
Zhejiang Expressway Co. Ltd., Class H	1,723,690	1,585
Zijin Mining Group Co. Ltd., Class H	7,952,706	7,526

		108,445

Czech Republic - 0.5%
Central European Media Enterprises Ltd., Class A*	302,752	7,148
Komercni Banka A/S	7,756	1,653

		8,801

Egypt - 0.0%
National Societe Generale Bank S.A.E	26,144	140

Hong Kong - 7.2%
ASM Pacific Technology Ltd.	823,000	7,736
Belle International Holdings Ltd.	5,386,000	6,222
Cheung Kong Holdings Ltd.	103,000	1,321
China Gas Holdings Ltd.	14,858,000	8,039
China Mobile Ltd.	2,668,990	24,879
China Pharmaceutical Group Ltd.	1,684,000	929
China Unicom Hong Kong Ltd.	568,000	747
CNOOC Ltd.	15,882,000	24,727
Cnpc Hong Kong Ltd.	1,460,000	1,921
Denway Motors Ltd.	27,008,000	17,034
Fushan International Energy Group Ltd.	7,428,000	7,158

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 84.8% continued
Hong Kong - 7.2% continued
GZI Real Estate Investment Trust	665,000	$251
Hopewell Holdings Ltd.	71,769	231
Nine Dragons Paper Holdings Ltd.	4,545,000	7,237
Shanghai Industrial Holdings Ltd.	270,000	1,370
Sino Biopharmaceutical	3,372,000	1,061
Sinolink Worldwide Holdings Ltd.	3,242,000	614
Skyworth Digital Holdings Ltd.	2,454,000	2,511
TPV Technology Ltd.	1,246,000	761

		114,749

Hungary - 0.1%
EGIS PLC	4,419	439
Magyar Telekom Telecommunications PLC	433,904	1,684

		2,123

India - 3.9%
ACC Ltd.	85,033	1,585
Bank of Baroda	142,260	1,555
Bank of India	145,587	1,197
Canara Bank	182,048	1,510
Corp Bank	36,174	326
Grasim Industries Ltd.	31,253	1,653
HCL Technologies Ltd.	85,185	678
HDFC Bank Ltd. ADR	92,500	12,032
Hindustan Petroleum Corp. Ltd.	14,141	119
IDBI Bank Ltd.	441,840	1,203
Indian Bank	443,688	1,644
Indian Overseas Bank	222,717	524
Oil & Natural Gas Corp. Ltd.	86,546	2,183
Oriental Bank Of Commerce	266,253	1,427
Patni Computer Systems Ltd.	124,934	1,294
Punjab National Bank Ltd.	56,236	1,089
State Bank of India Ltd.	26,818	1,299
Steel Authority Of India Ltd.	412,684	2,126
Sterlite Industries India Ltd.	7,208	133
Sterlite Industries India Ltd. ADR	367,200	6,690
Tata Steel Ltd.	97,394	1,280
Union Bank Of India	265,618	1,494
Wipro Ltd.	1,372,229	19,979

		63,020

Indonesia - 5.7%
Astra International Tbk PT	8,300,000	30,462
Bank Central Asia Tbk PT	46,644,000	23,959
Bank Mandiri Tbk PT	3,122,000	1,562
Bank Rakyat Indonesia	11,037,677	8,911
Perusahaan Gas Negara PT	20,344,000	8,395
Semen Gresik Persero Tbk PT*	2,130,500	1,704
Telekomunikasi Indonesia Tbk PT	608,634	609
Telekomunikasi Indonesia Tbk PT ADR	216,200	8,637
United Tractors Tbk PT	3,706,500	6,123

		90,362

Israel - 1.2%
Bezeq Israeli Telecommunication Corp. Ltd.	371,150	935
Cellcom Israel Ltd.	140,900	4,517
Check Point Software Technologies*	60,597	2,053
Israel Chemicals Ltd.	367,537	4,799
Strauss Group Ltd.	367,164	5,467
Teva Pharmaceutical Industries Ltd.	23,601	1,327

		19,098

Luxembourg - 0.7%
Evraz Group S.A. GDR*	60,353	1,682
Tenaris S.A. ADR	221,500	9,447

		11,129

Malaysia - 0.9%
CIMB Group Holdings Bhd.	1,728,561	6,478
Hong Leong Bank Bhd.	635,500	1,508
Hong Leong Financial Group Bhd.	404,700	874
KLCC Property Holdings Bhd.	185,822	186
Lafarge Malayan Cement Bhd.	451,800	825
PLUS Expressways Bhd.	511,221	487
PPB Group Bhd.	150,000	697
Public Bank Bhd.	459,020	1,514
RHB Capital Bhd.	337,200	520
Telekom Malaysia Bhd.	180,600	161
Tenaga Nasional Bhd.	656,800	1,607

		14,857

Mexico - 5.9%
America Movil S.A.B. de C.V. Series L ADR	663,588	31,175
America Movil S.A.B. de C.V., Series L	514,819	1,211
Banco Compartamos S.A. de C.V.	72,755	376
Coca-Cola Femsa S.A.B. de C.V.	11,981	787
Embotelladoras Arca S.A.B. de C.V.	991,280	3,296
Fomento Economico Mexicano S.A.B. de C.V. ADR	461,856	22,114
Grupo Aeroportuario de Sureste S.A.B. de C.V. ADR	120,900	6,264
Grupo Bimbo S.A.B. de C.V., Series A*	269,078	1,780

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 84.8% continued
Mexico - 5.9% continued
Grupo Carso S.A.B. de C.V., Series A1	447,547	$1,369
Grupo Continental S.A.B. de C.V.	138,235	350
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,790,300	10,204
Grupo Mexico S.A.B. de C.V., Series B	1,017,086	2,333
Grupo Simec S.A.B. de C.V., Series B*	53,246	146
Grupo Televisa S.A. ADR	118,910	2,469
Industrias C.H. S.A.B. de C.V., Series B*	284,553	999
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,075,800	9,314

		94,187

Peru - 0.8%
Cia de Minas Buenaventura S.A. ADR	133,900	4,482
Credicorp Ltd.	105,700	8,141

		12,623

Philippines - 0.5%
Metropolitan Bank & Trust	5,908,100	5,755
Philippine Long Distance Telephone Co. ADR	28,651	1,624
San Miguel Corp., Class B	41,900	63
SM Investments Corp.	185,650	1,299

		8,741

Poland - 0.1%
KGHM Polska Miedz S.A.	55,109	2,036

Russia - 4.1%
Alliance Oil Co. Ltd. SDR*	580,313	8,293
Gazprom OAO ADR (London Exchange)	280,773	6,999
LUKOIL ADR (OTC Exchange)	67,053	3,782
Magnitogorsk Iron & Steel Works GDR (Registered)*	668,157	7,438
MMC Norilsk Nickel ADR*	146,824	2,060
Mobile Telesystems OJSC ADR	173,469	8,481
Novolipetsk Steel OJSC GDR (Registered)*	30,176	909
Rosneft Oil Co. GDR	1,415,761	11,878
Sberbank	4,078,934	11,408
Severstal GDR (Registered)*	171,622	1,594
Surgutneftegaz ADR (London Exchange)	231,212	2,052

		64,894

Singapore - 0.4%
Wilmar International Ltd.	963,000	4,370
Yangzijiang Shipbuilding Holdings Ltd.	2,469,101	2,111

		6,481

South Africa - 4.8%
ABSA Group Ltd.	129,963	2,249
ArcelorMittal South Africa Ltd.	137,130	1,902
Barloworld Ltd.	145,928	886
Bidvest Group Ltd.*	116,730	2,038
Emira Property Fund	256,828	400
FirstRand Ltd.	369,962	917
Foschini Ltd.	63,066	513
Fountainhead Property Trust	967,349	822
Grindrod Ltd.	292,748	704
Investec Ltd.	231,810	1,667
Kumba Iron Ore Ltd.	36,569	1,497
Massmart Holdings Ltd.	655,852	7,903
Metropolitan Holdings Ltd.	158,963	289
Naspers Ltd., Class N	188,998	7,663
Netcare Ltd.*	243,882	456
Remgro Ltd.	87,424	1,055
Sanlam Ltd.	720,356	2,208
Sasol Ltd.	6,236	250
Standard Bank Group Ltd.	1,565,789	21,493
Truworths International Ltd.	3,507,508	20,522
Woolworths Holdings Ltd.	321,193	772

		76,206

South Korea - 13.8%
Busan Bank*	143,010	1,705
Cheil Worldwide, Inc.*	5,293	1,428
Daegu Bank*	117,310	1,724
Daishin Securities Co. Ltd.	82,770	1,109
Dongbu Insurance Co. Ltd.	44,400	1,229
GS Engineering & Construction Corp.*	91,179	8,437
Hankook Tire Co. Ltd.	524,330	11,413
Hanwha Chem Corp.*	146,550	1,689
Hyosung Corp.*	25,403	1,853
Hyundai Department Store Co. Ltd.*	11,303	1,087
Hyundai Heavy Industries Co. Ltd.*	3,476	515
Hyundai Motor Co.*	92,546	9,554
Kangwon Land, Inc.*	60,050	849
Korea Exchange Bank*	107,750	1,341
Korea Plant Service & Engineering Co. Ltd.*	3,620	133
Korea Zinc Co. Ltd.*	11,804	2,057
Korean Air Lines Co. Ltd.*	133,360	6,254
KT Corp.*	30,380	1,020
KT Corp., ADR*	478,600	8,050
LG Chem Ltd.*	14,025	2,736

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 84.8% continued
South Korea - 13.8% continued
LG Corp.*	152,998	$9,561
LG Display Co. Ltd.	77,110	2,603
LG Display Co. Ltd. ADR*	555,300	9,401
LG Electronics, Inc.*	24,628	2,553
Lotte Shopping Co. Ltd.*	2,677	796
LS Industrial Systems Co. Ltd.*	2,191	181
MegaStudy Co. Ltd.*	32,770	6,714
NCSoft Corp.*	226,300	28,729
Neowiz Games Corp.*	10,122	350
Samsung Electronics Co. Ltd.	68,836	47,014
Samsung SDI Co. Ltd.	7,301	924
Samsung Techwin Co. Ltd.*	104,372	8,092
Seoul Semiconductor Co. Ltd.*	232,091	9,189
Shinhan Financial Group Co. Ltd.*	774,164	28,747
Woori Investment & Securities Co. Ltd.	101,160	1,436

		220,473

Taiwan - 10.3%
Advanced Semiconductor Engineering, Inc.	2,183,000	1,953
Advanced Semiconductor Engineering, Inc. ADR	1,803,900	7,991
AU Optronics Corp.	2,176,120	2,626
Chunghwa Telecom Co. Ltd.	763,681	1,418
Compal Electronics, Inc.	1,569,035	2,157
Delta Electronics, Inc.	418,000	1,300
Epistar Corp.	2,400,000	8,973
Eternal Chemical Co. Ltd.	1,426,000	1,500
Far Eastern New Century Corp.	4,534,940	5,637
Fubon Financial Holding Co. Ltd.*	848,000	1,033
HON HAI Precision Industry Co. Ltd. GDR (Registered)	531,669	5,019
HON HAI Precision Industry Co. Ltd.	5,202,700	24,475
Inventec Co. Ltd.	1,235,100	737
Lite-On Technology Corp.	1,304,330	1,950
Macronix International	2,009,665	1,141
MediaTek, Inc.	683,102	11,863
Novatek Microelectronics Corp. Ltd.	316,284	1,051
President Chain Store Corp.	3,796,408	9,019
Quanta Computer, Inc.	1,014,730	2,199
Siliconware Precision Industries Co.	1,426,628	1,917
Taiwan Cement Corp.	9,367,000	9,907
Taiwan Semiconductor Manufacturing Co. Ltd.	12,157,270	24,387
U-Ming Marine Transport Corp.	403,360	815
Uni-President Enterprises Corp.	1,182,411	1,450
United Microelectronics Corp.*	4,345,000	2,322
Walsin Lihwa Corp.*	3,645,000	1,354
Wistron Corp.	4,172,399	8,058
WPG Holdings Co. Ltd.	4,750,000	8,199
Yageo Corp.	17,074,000	6,213
Yuanta Financial Holding Co. Ltd.	11,821,000	8,616

		165,280

Thailand - 1.4%
Bangkok Bank PCL (Registered)	34,400	120
Bangkok Bank PCL NVDR	400,100	1,393
Banpu PCL (Registered)	29,200	507
Charoen Pokphand Foods PCL	2,916,000	997
CP ALL PCL (Registered)*	137,569	102
Kasikornbank PCL NVDR	3,265,494	8,297
Krung Thai Bank PCL	1,387,034	404
Land and Houses PCL	24,662,121	4,638
PTT PCL (Registered)	157,600	1,111
PTT PCL NVDR	193,600	1,423
Siam Cement PCL NVDR	231,606	1,626
Siam Commercial Bank PCL (Registered)	411,213	1,024
Siam Commercial Bank PCL NVDR	65,700	171

		21,813

Turkey - 1.6%
Ford Otomotiv Sanayi A.S.	160,189	970
KOC Holding A.S.*	46,937	138
Tupras Turkiye Petrol Rafine	556,144	11,005
Turk Hava Yollari	79,967	305
Turkcell Iletisim Hizmet A.S.	256,576	1,804
Turkiye Garanti Bankasi A.S.	2,043,479	8,674
Turkiye Halk Bankasi A.S.	250,060	1,990
Turkiye Is Bankasi, Class C	259,575	1,093

		25,979

United Kingdom - 1.0%
Anglo American PLC*	367,243	15,680

United States - 0.6%
Cognizant Technology Solutions Corp., Class A*	221,800	10,048

Total Common Stocks (Cost $1,062,732) (1)		1,356,802

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 5.9%
Brazil - 5.9%
Banco Bradesco S.A.	153,497	$3,208
Brasil Telecom S.A.*	158,787	1,539
Braskem S.A., Class A*	38,623	315
Cia Brasileira de Distribuicao Grupo Pao de Acucar-Class A	37,930	1,412
Cia de Bebidas das Americas ADR	31,038	3,138
Cia Paranaense de Energia-Class B	83,879	1,772
Eletropaulo Metropolitana SP Class B	90,688	1,789
Investimentos Itau S.A.	191,512	1,301
Itau Unibanco Holding S.A.	21,644	481
Itau Unibanco Holding S.A. ADR*	2,421,448	55,306
Metalurgica Gerdau S.A.	91,526	1,833
Petroleo Brasileiro S.A. - Petrobras	327,578	6,903
Tele Norte Leste Participacoes S.A. ADR	63,346	1,357
Telecomunicacoes de Sao Paulo S.A.	64,253	1,615
Telemar Norte Leste S.A.	16,328	579
Ultrapar Participacoes S.A.	164,000	7,560
Vale S.A., Class A	79,620	1,930
Vivo Participacoes S.A.	56,341	1,755

		93,793

Total Preferred Stocks (Cost $68,229) (1)		93,793

INVESTMENT COMPANIES - 9.3%
iShares MSCI Emerging Markets Index Fund	1,212,112	50,302
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	98,476,805	98,477

Total Investment Companies (Cost $134,082)		148,779

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.8%
United Kingdom - 0.8%
UBS A.G. London, Exp. 12/17/12*	13,327	$4,427
UBS A.G. London, Exp. 5/8/12*	284,410	8,900

Total Warrants (Cost $6,706)		13,327

Total Investments - 100.8% (Cost $1,271,749)		1,612,701

Liabilities less Other Assets - (0.8)%		(13,566)

NET ASSETS - 100.0%		$1,599,135

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $22,467,000 with net purchases of approximately $76,010,000 during the nine months ended December 31, 2009.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.0%
Consumer Staples	6.8
Energy	12.7
Financials	25.2
Health Care	0.3
Industrials	6.7
Information Technology	19.1
Materials	10.1
Telecommunication Services	7.8
Utilities	1.3

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued	DECEMBER 31, 2009 (UNAUDITED)

At December 31, 2009, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	29.4%
Hong Kong Dollar	14.5
South Korean Won	13.4
Taiwan Dollar	10.1
Brazilian Real	8.3
South African Rand	6.1
Indonesian Rupiah	5.4
All other currencies less than 5%	12.8

Total	100.0%

At December 31, 2009, the Multi-Manager Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
U.S. Dollar	2,630	Hong Kong Dollar	20,399	1/4/10	$1
U.S. Dollar	701	Hong Kong Dollar	5,434	1/5/10	—
U.S. Dollar	647	Hong Kong Dollar	5,020	1/5/10	—
U.S. Dollar	214	Hungarian Forint	40,614	1/4/10	2
U.S. Dollar	95	Israeli Shekel	360	1/4/10	—
U.S. Dollar	705	Mexican Peso	9,177	1/4/10	(4)
U.S. Dollar	47	Malaysian Ringgit	161	1/4/10	—
U.S. Dollar	193	New Turkish Lira	289	1/4/10	1
U.S. Dollar	707	South African Rand	5,236	1/6/10	2
U.S. Dollar	1,094	South African Rand	8,074	1/7/10	(3)
U.S. Dollar	17	South African Rand	125	1/7/10	—

Total					$(1)

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,271,749

Gross tax appreciation of investments	$340,265
Gross tax depreciation of investments	(2,933)

Net tax appreciation of investments	$337,332

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$23,194	$124,412	$—	$147,606
Consumer Staples	67,277	30,069	—	97,346
Energy	84,434	89,733	—	174,167
Financials	50,464	223,557	—	274,021
Health Care	—	4,212	—	4,212
Industrials	24,166	74,692	—	98,858
Information Technology	37,265	245,676	—	282,941
Materials	43,451	101,082	—	144,533
Telecommunication Services	75,035	33,856	—	108,891
Utilities	6,186	18,041	—	24,227
Preferred Stocks	93,793	—	—	93,793
Investment Companies	148,779	—	—	148,779
Warrants	13,327	—	—	13,327
Total Investments	$667,371	$945,330	$—	$1,612,701

Other Financial Instruments*	$—	$(1)	$—	$(1)

*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%
Australia - 7.8%
BGP Holdings PLC - Fractional Shares*	5,947,304	$—
CFS Retail Property Trust	328,400	556
Commonwealth Property Office Fund	1,288,473	1,114
Dexus Property Group	6,233,265	4,707
FKP Property Group	386,160	272
Goodman Group	6,676,957	3,758
GPT Group	7,016,350	3,768
ING Office Fund	3,892,312	2,212
Mirvac Group	2,529,636	3,519
Stockland	3,141,482	11,040
Westfield Group	1,204,007	13,428

		44,374

Austria - 0.3%
Atrium European Real Estate Ltd.	201,653	1,359
Atrium European Real Estate Ltd. (Amsterdam Exchange)	46,430	310

		1,669

Brazil - 0.3%
BR Malls Participacoes S.A.*	58,144	717
PDG Realty S.A. Empreendimentose Participacoes	84,800	844

		1,561

Canada - 1.4%
Boardwalk Real Estate Investment Trust	34,516	1,223
Brookfield Properties Corp.	187,320	2,270
Calloway Real Estate Investment Trust	45,900	856
Canadian Real Estate Investment Trust	12,900	335
Cominar Real Estate Investment Trust	18,200	337
H&R Real Estate Investment Trust	40,200	594
Primaris Retail Real Estate Investment Trust	83,315	1,286
RioCan Real Estate Investment Trust	56,600	1,074

		7,975

China - 1.2%
Agile Property Holdings Ltd.	1,110,000	1,609
Guangzhou R&F Properties Co. Ltd., Class H	1,300,000	2,270
KWG Property Holding Ltd.	1,602,693	1,222
Longfor Properties Co. Ltd.*	293,200	331
Shui On Land Ltd.	490,400	288
Sino-Ocean Land Holdings Ltd.	1,347,600	1,233

		6,953

Finland - 0.2%
Citycon OYJ	94,346	397
Sponda OYJ*	212,541	832

		1,229

France - 6.5%
Gecina S.A.	5,180	560
ICADE	49,333	4,692
Klepierre	178,400	7,257
Mercialys S.A.	34,699	1,221
Unibail-Rodamco S.E.	104,316	22,964

		36,694

Germany - 0.3%
Deutsche Wohnen A.G. (Bearer)*	15,940	153
IVG Immobilien A.G.*	196,498	1,505

		1,658

Hong Kong - 17.8%
China Overseas Land & Investment Ltd.	4,104,140	8,594
China Resources Land Ltd.	1,790,330	4,030
Glorious Property Holdings Ltd.*	4,492,762	2,016
Great Eagle Holdings Ltd.	197,721	511
Hang Lung Properties Ltd.	2,536,200	9,909
Henderson Land Development Co. Ltd.	848,000	6,319
Hongkong Land Holdings Ltd.	2,568,200	12,639
Hysan Development Co. Ltd.	2,601,202	7,366
Kerry Properties Ltd.	1,635,300	8,257
Lifestyle International Holdings Ltd.	3,094,400	5,740
Link REIT (The)	1,303,000	3,316
New World China Land Ltd.	825,950	311
New World Development Ltd.	1,373,000	2,802
Shangri-La Asia Ltd.	2,347,000	4,390
Shimao Property Holdings Ltd.	1,606,300	3,013
Sun Hung Kai Properties Ltd.	1,199,785	17,804
Wharf Holdings Ltd.	687,600	3,932

		100,949

Japan - 9.4%
Aeon Mall Co. Ltd.	326,900	6,326
DA Office Investment Corp.	107	227
Daiwa House Industry Co. Ltd.	420,000	4,494
Frontier Real Estate Investment Corp.	52	368
Goldcrest Co. Ltd.	52,501	1,459
Japan Excellent, Inc.	17	75
Japan Logistics Fund, Inc.	80	586
Japan Prime Realty Investment Corp.	139	288
Japan Real Estate Investment Corp.	187	1,373

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Japan - 9.4% continued
Kenedix Realty Investment Corp.	426	$1,161
Mitsubishi Estate Co. Ltd.	856,580	13,587
Mitsui Fudosan Co. Ltd.	953,896	16,019
Nippon Accommodations Fund, Inc.	48	250
Orix JREIT, Inc.	99	492
Sumitomo Realty & Development Co. Ltd.	270,300	5,070
Tokyo Tatemono Co. Ltd.	240,314	913
Top REIT, Inc.	15	66
United Urban Investment Corp.	129	679

		53,433

Netherlands - 1.3%
Corio N.V.	76,384	5,217
Eurocommercial Properties N.V.	55,940	2,308

		7,525

Norway - 0.4%
Norwegian Property ASA*	1,122,240	2,598

Singapore - 4.2%
Ascendas Real Estate Investment Trust	1,052,146	1,648
CapitaCommercial Trust	1,258,000	1,041
CapitaLand Ltd.	3,189,600	9,447
CapitaMall Trust	626,700	795
CapitaMalls Asia Ltd.*	433,000	783
City Developments Ltd.	700,000	5,710
Keppel Land Ltd.	1,600,020	3,953
Suntec Real Estate Investment Trust	363,300	347

		23,724

Spain - 0.7%
Sol Melia S.A.	514,000	4,318

Sweden - 0.3%
Castellum AB	64,800	654
Fabege AB (Stokhlom Exchange)	145,088	916

		1,570

Switzerland - 0.2%
Swiss Prime Site A.G. (Registered)*	21,520	1,207

Thailand - 0.6%
Central Pattana PCL NVDR	5,250,000	3,197

United Kingdom - 7.5%
Big Yellow Group PLC*	52,515	300
British Land Co. PLC	712,343	5,460
Derwent London PLC	401,848	8,488
Grainger PLC	268,870	551
Great Portland Estates PLC	1,071,229	4,962
Hammerson PLC	650,250	4,416
Helical Bar PLC	60,370	331
Land Securities Group PLC	909,865	9,971
Liberty International PLC	265,146	2,184
London & Stamford Property Ltd.	143,791	278
Safestore Holdings PLC	338,400	901
Segro PLC	330,453	1,824
Shaftesbury PLC	230,000	1,458
Unite Group PLC*	290,653	1,406

		42,530

United States - 34.4%
Acadia Realty Trust	31,131	525
Alexandria Real Estate Equities, Inc.	17,600	1,132
AMB Property Corp.	134,300	3,431
American Campus Communities, Inc.	118,400	3,327
Apartment Investment & Management Co., Class A	119,774	1,907
AvalonBay Communities, Inc.	38,715	3,179
BioMed Realty Trust, Inc.	46,324	731
Boston Properties, Inc.	151,410	10,155
BRE Properties, Inc.	38,300	1,267
Brookdale Senior Living, Inc.*	166,472	3,028
Camden Property Trust	33,300	1,411
Colonial Properties Trust	69,745	818
Cousins Properties, Inc.	90,299	689
Developers Diversified Realty Corp.	183,182	1,696
Digital Realty Trust, Inc.	79,500	3,997
Douglas Emmett, Inc.	184,700	2,632
Duke Realty Corp.	93,700	1,140
Equity Lifestyle Properties, Inc.	16,825	849
Equity Residential	106,624	3,602
Essex Property Trust, Inc.	66,600	5,571
Extra Space Storage, Inc.	27,900	322
Federal Realty Investment Trust	113,500	7,686
Forest City Enterprises, Inc., Class A*	125,628	1,480
General Growth Properties, Inc.	3,172	37
HCP, Inc.	263,022	8,033
Highwoods Properties, Inc.	128,100	4,272
Hospitality Properties Trust	41,616	987
Host Hotels & Resorts, Inc.*	790,188	9,222
Hyatt Hotels Corp., Class A*	33,720	1,005
Kilroy Realty Corp.	111,930	3,433
Kimco Realty Corp.	95,376	1,290

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
United States - 34.4% continued
Liberty Property Trust	69,600	$2,228
Macerich (The) Co.	185,174	6,657
Nationwide Health Properties, Inc.	137,500	4,837
Omega Healthcare Investors, Inc.	53,000	1,031
Orient-Express Hotels Ltd., Class A*	96,622	980
Pebblebrook Hotel Trust*	10,400	229
Post Properties, Inc.	109,572	2,148
ProLogis	481,187	6,587
PS Business Parks, Inc.	39,080	1,956
Public Storage	147,773	12,036
Regency Centers Corp.	79,832	2,799
Simon Property Group, Inc.	345,244	27,550
SL Green Realty Corp.	50,509	2,538
Sovran Self Storage, Inc.	26,611	951
Starwood Hotels & Resorts Worldwide, Inc.	25,817	944
Sunstone Hotel Investors, Inc.*	205,934	1,829
Tanger Factory Outlet Centers, Inc.	70,100	2,733
Taubman Centers, Inc.	89,800	3,225
UDR, Inc.	91,422	1,503
U-Store-It Trust	64,639	473
Ventas, Inc.	166,700	7,291
Vornado Realty Trust	213,229	14,913
Weingarten Realty Investors	53,300	1,055

		195,347

Total Common Stocks (Cost $390,990) (1)		538,511

INVESTMENT COMPANIES - 4.8%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	26,495,872	26,496
ProLogis European Properties*	79,276	488

Total Investment Companies (Cost $26,876)		26,984

RIGHTS - 0.0%
United States - 0.0%
ProLogis European Properties*	79,276	—

Total Rights (Cost $ — )		—

Total Investments - 99.6% (Cost $417,866)		565,495

Other Assets less Liabilities - 0.4%		2,408

NET ASSETS - 100.0%		$567,903

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,051,000 with net purchases of approximately $15,445,000 during the nine months ended December 31, 2009.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Healthcare Providers & Services	0.6%
Hotel Restaurants & Leisure	2.2
Household Durables	0.2
Multiline Retail	1.1
Real Estate	6.3
Real Estate Investment Trusts	55.4
Real Estate Management/Development	34.2

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	DECEMBER 31, 2009 (UNAUDITED)

At December 31, 2009, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	39.0%
Hong Kong Dollar	17.7
Euro	9.9
Japanese Yen	9.9
Australian Dollar	8.2
British Pound	7.9
All other currencies less than 5%	7.4

Total	100.0%

At December 31, 2009, the Multi-Manager Global Real Estate Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (000S)
Japanese Yen	1,267	U.S. Dollar	14	1/4/10	$—
U.S. Dollar	3	Australian Dollar	3	1/4/10	—
U.S. Dollar	206	Hong Kong Dollar	1,601	1/4/10	—
Euro	6	U.S. Dollar	8	1/5/10	—
Japanese Yen	1,653	U.S. Dollar	18	1/5/10	—
U.S. Dollar	47	Hong Kong Dollar	368	1/5/10	—
U.S. Dollar	440	Hong Kong Dollar	3,411	1/5/10	—
Euro	104	U.S. Dollar	150	1/6/10	1
Japanese Yen	380	U.S. Dollar	4	1/6/10	—
U.S. Dollar	15	Japanese Yen	1,373	1/6/10	—

Total					$1

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$417,866

Gross tax appreciation of investments	$149,931
Gross tax depreciation of investments	(2,301)

Net tax appreciation of investments	$147,630

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$3,773	$14,448	$—	$18,221
Financials	198,082	319,180	—	517,262
Health Care	3,028	—	—	3,028
Investment Companies	26,496	488	—	26,984

Total Investments	$231,379	$334,116	$—	$565,495

Other Financial Instruments*	$—	$1	$—	$1

*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.0%
Australia - 2.9%
Alumina Ltd.*	1,877,700	$3,083
AMP Ltd.	1,879,463	11,319
BHP Billiton Ltd.	198,610	7,606
BHP Billiton Ltd. ADR	88,004	6,739
Incitec Pivot Ltd.	2,797,869	8,867
MacArthur Coal Ltd.	345,120	3,441
National Australia Bank Ltd.	347,512	8,456
Newcrest Mining Ltd.	581,133	18,213
Woolworths Ltd.	205,107	5,138
WorleyParsons Ltd.	215,223	5,575

		78,437

Belgium - 1.3%
Anheuser-Busch InBev N.V.	413,633	21,370
Belgacom S.A.	396,676	14,308

		35,678

Brazil - 1.8%
BM&FBOVESPA S.A.	1,384,027	9,758
Centrais Eletricas Brasileiras S.A.	403,286	8,398
Empresa Brasileira de Aeronautica S.A.	1,398,200	7,642
Gafisa S.A.	415,000	6,703
Petroleo Brasileiro S.A. ADR	163,940	7,817
Vale S.A. ADR	172,200	4,999
Weg S.A.	458,000	4,827

		50,144

Canada - 5.9%
Agrium, Inc.	112,650	6,928
Barrick Gold Corp.	695,683	27,396
Brookfield Asset Management, Inc., Class A	287,890	6,385
Canadian National Railway Co.	192,327	10,455
Cenovus Energy, Inc.	187,699	4,756
EnCana Corp.	235,999	7,697
Goldcorp, Inc.	180,459	7,099
Inmet Mining Corp.	45,048	2,747
Ivanhoe Mines Ltd.*	446,405	6,522
Kinross Gold Corp. (New York Exchange)	913,507	16,809
Lundin Mining Corp.*	1,264,300	5,198
Magna International, Inc., Class A	232,825	11,776
Nexen, Inc.	633,703	15,165
Research In Motion Ltd.*	141,481	9,556
Royal Bank of Canada	118,361	6,383
Tim Hortons, Inc.	119,648	3,676
TMX Group, Inc.	158,627	5,025
Yamana Gold, Inc.	421,400	4,835
Yamana Gold, Inc. (New York Exchange)	377,060	4,291

		162,699

China - 1.8%
China Life Insurance Co. Ltd., Class H	4,090,000	20,015
China Railway Construction Corp. Ltd., Class H	4,196,500	5,345
China Zhongwang Holdings Ltd.*	336,000	268
Industrial & Commercial Bank of China, Class H	6,951,000	5,705
Li Ning Co. Ltd.*	1,779,000	6,733
Tencent Holdings Ltd.*	265,300	5,718
Yanzhou Coal Mining Co. Ltd., Class H	2,998,000	6,552

		50,336

Denmark - 0.5%
Novo-Nordisk A/S, Class B	159,998	10,237
Vestas Wind Systems A/S*	52,362	3,204

		13,441

Egypt - 0.1%
Orascom Construction Industries GDR	75,233	3,425

Finland - 0.9%
Nokia OYJ	772,261	9,914
Nokia OYJ ADR	1,215,527	15,620

		25,534

France - 8.0%
Alcatel-Lucent*	1,934,092	6,478
Alstom S.A.	170,935	11,876
Areva S.A.	13,773	6,840
AXA S.A.	433,793	10,259
BNP Paribas	102,447	8,084
Carrefour S.A.	564,120	27,122
Cie de Saint-Gobain	110,035	5,906
Compagnie Generale des Establissements Michelin, Class B	48,563	3,725
Iliad S.A.	56,043	6,677
L’Oreal S.A.	84,398	9,370
Nexans S.A.	59,615	4,705
Sanofi-Aventis S.A.	513,719	40,269
Schneider Electric S.A.	76,306	8,840
Societe Generale	98,514	6,816
SOITEC*	397,500	5,553
Technip S.A.	70,163	4,917
Thales S.A.	307,354	15,750

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.0% continued
France - 8.0% continued
Total S.A.	188,606	$12,086
Total S.A. ADR	26,700	1,710
UBISOFT Entertainment*	475,481	6,718
Vallourec S.A.	33,101	6,021
Vinci S.A.	153,864	8,618

		218,340

Germany - 4.1%
Adidas A.G.	187,660	10,132
Allianz S.E. (Registered)	69,810	8,689
BASF S.E.	59,264	3,676
Daimler A.G. (Registered)	120,156	6,420
E.ON A.G.	224,624	9,377
GEA Group A.G.	208,838	4,650
MAN S.E.	89,870	6,999
Metro A.G.	63,873	3,893
SAP A.G.	425,085	20,049
Siemens A.G. (Registered)	276,557	25,366
Symrise A.G.	531,385	11,402
United Internet A.G. (Registered)*	192,987	2,552

		113,205

Greece - 0.1%
National Bank of Greece S.A.*	108,526	2,767

Hong Kong - 2.2%
ASM Pacific Technology Ltd.	333,800	3,138
Belle International Holdings Ltd.	6,122,000	7,072
Cheung Kong Holdings Ltd.	762,820	9,782
China Overseas Land & Investment Ltd.	2,928,000	6,131
China Resources Land Ltd.	1,050,000	2,364
CNOOC Ltd.	4,540,000	7,068
Li & Fung Ltd.	1,676,000	6,898
Noble Group Ltd.	2,817,000	6,454
Shangri-La Asia Ltd.	1,858,000	3,475
Shougang Concord International Enterprises Co. Ltd.	8,642,000	2,143
Sino Land Co. Ltd.	1,462,000	2,823
Sun Hung Kai Properties Ltd.	188,000	2,790

		60,138

India - 0.8%
HDFC Bank Ltd. ADR	31,097	4,045
ICICI Bank Ltd. ADR	188,700	7,116
Infosys Technologies Ltd. ADR	167,965	9,283
Reliance Industries Ltd., GDR (London Exchange) (1)	55,474	2,549
Reliance Industries Ltd., GDR (OTC Exchange) (1)	972	46

		23,039

Indonesia - 0.2%
Bank Rakyat Indonesia	7,103,000	5,734

Ireland - 1.8%
Covidien PLC	365,260	17,492
CRH PLC	321,128	8,699
Experian PLC	1,598,820	15,805
Ryanair Holdings PLC ADR*	289,188	7,756

		49,752

Israel - 0.5%
Teva Pharmaceutical Industries Ltd. ADR	256,308	14,399

Italy - 2.0%
Ansaldo STS S.p.A.	161,922	3,072
ENI S.p.A.	375,562	9,561
ERG S.p.A.	470,351	6,507
Saipem S.p.A.	498,645	17,130
Telecom Italia S.p.A. (RSP)	15,669,445	17,293

		53,563

Japan - 20.9%
Advantest Corp.	379,900	9,870
Asahi Glass Co. Ltd.	665,000	6,230
Bank of Yokohama (The) Ltd.	1,323,484	5,994
Canon, Inc.	559,502	23,653
Coca-Cola West Co. Ltd.	1,283,800	22,577
Dai Nippon Printing Co. Ltd.	1,776,000	22,393
Daikin Industries Ltd.	160,500	6,264
Fanuc Ltd.	108,323	10,072
Fast Retailing Co. Ltd.	28,300	5,282
FUJIFILM Holdings Corp.	551,300	16,470
Honda Motor Co. Ltd.	241,700	8,172
Hoya Corp.	248,400	6,585
Ibiden Co. Ltd.	60,800	2,165
Joyo Bank (The) Ltd.	732,596	2,925
JS Group Corp.	745,900	12,834
JTEKT Corp.	314,100	4,014
Jupiter Telecommunications Co. Ltd.	6,494	6,434
Kao Corp.	294,000	6,863
Keyence Corp.	71,208	14,680
Komatsu Ltd.	140,100	2,921
Kose Corp.	281,084	5,675
Kurita Water Industries Ltd.	269,100	8,408

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.0% continued
Japan - 20.9% continued
Mabuchi Motor Co. Ltd.	471,500	$23,181
MID REIT, Inc.	652	1,371
Mitsubishi Corp.	1,320,166	32,823
Mitsubishi UFJ Financial Group, Inc.	1,368,047	6,698
Mitsui & Co. Ltd.	554,868	7,855
Mitsui Fudosan Co. Ltd.	220,000	3,694
Mitsui Sumitomo Insurance Group Holdings, Inc.	821,243	20,843
Nintendo Co. Ltd.	96,263	22,821
Nippon Electric Glass Co. Ltd.	411,000	5,607
Nippon Telegraph & Telephone Corp. ADR	1,039,507	20,520
Nipponkoa Insurance Co. Ltd.	1,736,574	9,822
Nomura Holdings, Inc.	2,344,709	17,280
Nomura Research Institute Ltd.	422,183	8,269
Rohm Co. Ltd.	222,900	14,475
Secom Co. Ltd.	154,550	7,310
Sega Sammy Holdings, Inc.	831,700	9,912
Sekisui House Ltd.	1,293,000	11,597
Seven & I Holdings Co. Ltd.	1,369,846	27,804
Shiseido Co. Ltd.	967,000	18,534
SMC Corp.	58,040	6,560
Sugi Holdings Co. Ltd.	336,154	7,362
Sumco Corp.	261,200	4,594
Sumitomo Metal Mining Co. Ltd.	651,061	9,598
Sumitomo Trust & Banking (The) Co. Ltd.	2,738,189	13,312
Suzuki Motor Corp.	307,210	7,544
Terumo Corp.	107,200	6,416
Tokyu Land Corp.	853,000	3,131
Toshiba Corp.*	681,000	3,756
Toyo Seikan Kaisha Ltd.	442,700	6,699
Toyoda Gosei Co. Ltd.	177,800	5,351
Toyota Motor Corp.	117,800	4,950
United Urban Investment Corp.	270	1,420
Wacoal Holdings Corp.	1,263,000	13,740

		575,330

Luxembourg - 0.1%
ArcelorMittal	44,918	2,037
Evraz Group S.A. GDR (Registered)*	60,776	1,694

		3,731

Malaysia - 0.1%
Sime Darby Bhd.	1,233,015	3,229

Mexico - 0.1%
Wal-Mart de Mexico S.A.B. de C.V., Series V	342,600	1,537

Netherlands - 2.6%
ASML Holding N.V.*	92,132	3,134
Heineken N.V.	421,553	19,975
Koninklijke Philips Electronics N.V., (Registered)	201,200	5,923
New World Resources N.V., Class A	286,512	2,537
Qiagen N.V.*	298,483	6,668
Royal Dutch Shell PLC ADR	389,491	22,641
Wolters Kluwer N.V.	517,355	11,339

		72,217

Norway - 0.5%
Seadrill Ltd.	184,100	4,663
StatoilHydro ASA	361,139	9,007

		13,670

Portugal - 0.3%
Energias de Portugal S.A.	1,597,369	7,070

Russia - 0.8%
Gazprom OAO ADR (London Exchange)	237,105	5,910
Gazprom OAO ADR (OTC Exchange)	5,089	128
Mechel ADR	308,900	5,814
Severstal GDR (Registered)*	662,575	6,153
TMK OAO (1) *	30,500	467
TMK OAO GDR (Registered)*	108,424	1,851

		20,323

Singapore - 0.9%
CapitaLand Ltd.	2,582,000	7,647
DBS Group Holdings Ltd.	803,657	8,738
Golden Agri-Resources Ltd.*	15,006,000	5,403
Wilmar International Ltd.	726,000	3,295

		25,083

South Africa - 2.0%
AngloGold Ashanti Ltd. ADR	405,705	16,301
Gold Fields Ltd.	1,032,322	13,572
Gold Fields Ltd. ADR	170,120	2,230
Impala Platinum Holdings Ltd.	498,967	13,554
Naspers Ltd., Class N	236,000	9,569

		55,226

South Korea - 2.7%
Hyundai Motor Co.*	116,344	12,011
KB Financial Group, Inc. ADR*	163,623	8,320

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.0% continued
South Korea - 2.7% continued
Korea Electric Power Corp. ADR*	915,500	$13,311
LG Chem Ltd.*	26,277	5,126
POSCO ADR	33,100	4,340
Samsung Electronics Co. Ltd.	12,441	8,497
SK Telecom Co. Ltd. ADR	1,359,575	22,107

		73,712

Spain - 1.9%
Banco Santander S.A.	850,760	13,978
Gestevision Telecinco S.A.	289,023	4,219
Iberdrola S.A.	119,368	1,136
Inditex S.A.	221,745	13,740
Telefonica S.A.	720,427	20,079

		53,152

Sweden - 0.3%
Telefonaktiebolaget LM Ericsson, Class B	909,051	8,361

Switzerland - 5.6%
ABB Ltd-Reg*	398,705	7,626
Actelion Ltd. (Registered)*	112,395	6,003
Alcon, Inc.	19,500	3,205
Credit Suisse Group A.G. (Registered)	254,871	12,553
GAM Holding Ltd.	116,601	1,419
Julius Baer Group Ltd.	99,529	3,476
Nestle S.A. (Registered)	659,914	32,062
Nobel Biocare Holdings A.G. (Registered)	53,476	1,790
Novartis A.G. (Registered)	517,706	28,207
Roche Holding A.G. (Genusschein)	68,360	11,630
Sonova Holding A.G. (Registered)*	29,625	3,582
STMicroelectronics N.V.	569,835	5,114
Swatch Group (The) A.G.(Registered)	75,593	3,615
UBS A.G. (Registered)*	575,621	8,928
Xstrata PLC*	663,027	11,678
Zurich Financial Services A.G.	61,529	13,378

		154,266

Taiwan - 0.5%
MediaTek, Inc.	387,478	6,729
Taiwan Semiconductor Manufacturing Co. Ltd.	2,983,990	5,986
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	144,639	1,654

		14,369

Thailand - 0.2%
Bangkok Bank PCL (Registered)	1,331,125	4,654

Turkey - 0.4%
Tekfen Holding A.S.*	1,876,700	6,119
Turkiye Garanti Bankasi A.S.	1,323,131	5,616

		11,735

United Kingdom - 13.1%
Amec PLC	365,168	4,635
Amlin PLC	532,678	3,058
Anglo American PLC*	419,639	18,162
Antofagasta PLC	564,111	8,945
AstraZeneca PLC	62,986	2,960
Autonomy Corp. PLC*	563,007	13,727
BAE Systems PLC	588,487	3,391
Barclays PLC	1,631,098	7,188
BG Group PLC	1,112,209	19,917
BP PLC	970,754	9,388
BP PLC ADR	580,236	33,636
British Sky Broadcasting Group PLC	1,233,711	11,114
Cairn Energy PLC*	959,810	5,115
Capita Group (The) PLC	483,518	5,832
Diageo PLC	813,730	14,191
GlaxoSmithKline PLC	834,657	17,681
HSBC Holdings PLC (London Exchange)	680,764	7,769
HSBC Holdings PLC (Hong Kong Exchange)	552,096	6,285
John Wood Group PLC	364,716	1,802
Petrofac Ltd.	326,825	5,442
Reckitt Benckiser Group PLC	294,317	15,946
Reed Elsevier PLC	1,179,169	9,683
Rexam PLC	1,436,335	6,711
Rio Tinto PLC	104,630	5,639
Rolls-Royce Group PLC*	1,291,769	10,081
Rotork PLC	175,319	3,356
Scottish & Southern Energy PLC	371,466	6,942
Standard Chartered PLC	783,352	19,617
Subsea 7, Inc.*	316,400	5,262
Taylor Wimpey PLC*	2,947,687	1,848
Tullow Oil PLC	629,497	13,128
United Utilities Group PLC	1,798,587	14,311
Vedanta Resources PLC	233,045	9,632
Vodafone Group PLC	6,482,768	15,012
Vodafone Group PLC ADR	500,446	11,555
WPP PLC	996,312	9,729

		358,690

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.0% continued
United States - 1.1%
Axis Capital Holdings Ltd.	268,288	$7,622
Bunge Ltd.	108,550	6,929
Foster Wheeler A.G.*	166,325	4,897
Philip Morris International, Inc.	190,376	9,174

		28,622

Total Common Stocks (Cost $2,234,403) (2)		2,445,608

CONVERTIBLE PREFERRED STOCKS - 0.2%
Brazil - 0.2%
Itau Unibanco Holding S.A. ADR*	238,432	5,446

Total Convertible Preferred Stocks (Cost $2,867) (2)		5,446

PREFERRED STOCKS - 0.9%
Brazil - 0.5%
Centrais Eletricas Brasileiras S.A. ADR	294,000	5,498
Petroleo Brasileiro S.A. - Petrobras	380,298	8,014

		13,512

Germany - 0.4%
Henkel A.G. & Co. KGaA	219,118	11,408

Total Preferred Stocks (Cost $16,466) (2)		24,920

INVESTMENT COMPANIES - 9.1%
iShares MSCI Emerging Markets Index Fund	2,619,605	108,714
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	142,560,463	142,560

Total Investment Companies (Cost $252,584)		251,274

RIGHTS - 0.0%
France - 0.0%
AXA S.A.*	2	—

Total Rights (Cost $— )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.00%, 5/6/10(5)	$7,285	$7,282

Total Short-Term Investments (Cost $7,282)		7,282

Total Investments - 99.5% (Cost $2,513,602)		2,734,530

Other Assets less Liabilities - 0.5%		14,243

NET ASSETS - 100.0%		$2,748,773

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $40,297,000 with net purchases of approximately $102,263,000 during the nine months ended December 31, 2009.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
E-Mini MSCI
EAFE Index	619	$48,554	Long	3/10	$(43)

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

At December 31, 2009, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.5%
Consumer Staples	10.7
Energy	10.1
Financials	19.1
Health Care	6.6
Industrials	13.5
Information Technology	11.9
Materials	12.1
Telecommunication Services	4.9
Utilities	2.6

Total	100.0%

At December 31, 2009, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	22.3%
Euro	21.6
Japanese Yen	21.4
British Pound	12.8
All other currencies less than 5%	21.9

Total	100.0%

At December 31, 2009, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
British Pound	190	U.S. Dollar	304	1/4/10	$(2)
British Pound	110	U.S. Dollar	177	1/4/10	—
Japanese Yen	15,094	U.S. Dollar	164	1/4/10	2
Singapore Dollar	731	U.S. Dollar	520	1/4/10	—
U.S. Dollar	36	Canadian Dollar	38	1/4/10	—
U.S. Dollar	140	Canadian Dollar	147	1/4/10	—
U.S. Dollar	538	Euro	375	1/4/10	—
U.S. Dollar	3,138	Japanese Yen	287,323	1/4/10	(53)
Hong Kong Dollar	12,935	U.S. Dollar	1,668	1/5/10	—
Japanese Yen	10,916	U.S. Dollar	118	1/5/10	1
Singapore Dollar	443	U.S. Dollar	315	1/5/10	—
U.S. Dollar	1,456	Japanese Yen	133,981	1/5/10	(18)
Singapore Dollar	199	U.S. Dollar	142	1/6/10	—

Total					$(70)

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,513,602

Gross tax appreciation of investments	$305,651
Gross tax depreciation of investments	(84,723)

Net tax appreciation of investments	$220,928

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$22,155		$204,303	$—	$226,458
Consumer Staples	17,640		246,580	—	264,220
Energy	94,017		158,067	45	252,129
Financials	63,583		313,603	—	377,186
Health Care	35,096		135,440	—	170,536
Industrials	41,500		306,839	—	348,339
Information Technology	36,113		271,150	—	307,263
Materials	122,248		189,133	—	311,381
Telecommunication Services	54,182		73,369	—	127,551
Utilities	21,709		38,836	—	60,545
Convertible Preferred Stocks	5,446	(1)	—	—	5,446
Preferred Stocks
Consumer Staples	—		11,408	—	11,408
Energy	8,014		—	—	8,014
Utilities	5,498		—	—	5,498
Investment Companies	251,274		—	—	251,274
Short-Term Investments	—		7,282	—	7,282

Total Investments	$778,475		$1,956,010	$45	$2,734,530

Other Financial Instruments*	$(43)		$(70)	$—	$(113)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Common Stocks
Energy	$29	$—	$16	$—	$—	$45
Warrants	571	—	(571)	—	—	—

Total	$600	$—	$(555)	$—	$—	$45

The amount of change in total unrealized gain on investments in Level 3 securities still held at December 31, 2009 was approximately $16,000.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.1%
Aerospace/Defense - 3.1%
Boeing (The) Co.	83,000	$4,493
General Dynamics Corp.	76,393	5,207
Northrop Grumman Corp.	196,200	10,958
United Technologies Corp.	19,710	1,368

		22,026

Agriculture - 0.7%
Archer-Daniels-Midland Co.	163,900	5,132
Apparel - 1.8%
Coach, Inc.	22,930	838
NIKE, Inc., Class B	108,633	7,177
Polo Ralph Lauren Corp.	57,200	4,632

		12,647

Auto Parts & Equipment - 0.1%
Johnson Controls, Inc.	35,600	970

Banks - 8.3%
Banco Santander S.A. ADR	233,000	3,831
Bank of America Corp.	247,900	3,734
Bank of New York Mellon (The) Corp.	207,800	5,812
East West Bancorp, Inc.*	38,800	613
East-West Bancorp, Inc. (NASDAQ Exchange)	43,310	684
Goldman Sachs Group (The), Inc.	51,748	8,737
HSBC Holdings PLC ADR	56,400	3,220
Itau Unibanco Holding S.A. ADR	115,900	2,647
JPMorgan Chase & Co.	262,759	10,949
M&T Bank Corp.	57,500	3,846
Mitsubishi UFJ Financial Group, Inc. ADR	706,000	3,474
Morgan Stanley	8,000	237
U.S. Bancorp	122,139	2,749
Wells Fargo & Co.	194,336	5,245
Zions Bancorporation	192,000	2,463

		58,241

Beverages - 0.9%
Diageo PLC ADR	68,500	4,755
PepsiCo, Inc.	27,600	1,678

		6,433

Biotechnology - 1.4%
Celgene Corp.*	40,600	2,261
Gilead Sciences, Inc.*	138,270	5,984
Illumina, Inc.*	22,100	677
Vertex Pharmaceuticals, Inc.*	22,800	977

		9,899

Chemicals - 3.3%
Air Products & Chemicals, Inc.	61,100	4,953
Dow Chemical (The) Co.	190,335	5,259
E.I. du Pont de Nemours & Co.	157,600	5,306
Potash Corp. of Saskatchewan, Inc.	15,838	1,719
PPG Industries, Inc.	36,764	2,152
Praxair, Inc.	51,075	4,102

		23,491

Commercial Services - 2.3%
Mastercard, Inc., Class A	28,386	7,266
Visa, Inc., Class A	99,346	8,689

		15,955

Computers - 7.6%
Apple, Inc.*	97,323	20,521
EMC Corp.*	327,000	5,713
Hewlett-Packard Co.	75,200	3,873
International Business Machines Corp.	160,198	20,970
NetApp, Inc.*	71,000	2,442

		53,519

Cosmetics/Personal Care - 0.9%
Colgate-Palmolive Co.	22,900	1,881
L’Oreal S.A. ADR	191,000	4,260

		6,141

Diversified Financial Services - 1.4%
American Express Co., Class A	107,719	4,365
Charles Schwab (The) Corp.	284,100	5,347

		9,712

Electric - 3.0%
Dominion Resources, Inc.	131,500	5,118
Edison International	163,500	5,686
FPL Group, Inc.	88,600	4,680
Progress Energy, Inc.	139,300	5,713

		21,197

Electrical Components & Equipment - 0.4%
Molex, Inc., Class A	157,000	3,003

Electronics - 0.7%
Agilent Technologies, Inc.*	45,829	1,424
Gentex Corp.	187,000	3,338

		4,762

Entertainment - 0.0%
Warner Music Group Corp.*	8,300	47

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.1% continued
Environmental Control - 0.9%
Waste Management, Inc.	177,000	$5,984

Food - 5.8%
Cadbury PLC ADR	6,312	324
ConAgra Foods, Inc.	219,500	5,059
H.J. Heinz Co.	132,600	5,670
Hershey (The) Co.	116,000	4,152
Kellogg Co.	98,000	5,214
Kraft Foods, Inc., Class A	208,300	5,662
Safeway, Inc.	402,962	8,579
Unilever N.V. (Registered)	140,500	4,542
Unilever PLC ADR	53,100	1,694

		40,896

Healthcare - Products - 3.7%
Alcon, Inc.	22,200	3,649
Baxter International, Inc.	143,700	8,432
Hospira, Inc.*	89,500	4,564
Johnson & Johnson	141,044	9,085

		25,730

Healthcare - Services - 0.8%
Quest Diagnostics, Inc.	97,100	5,863

Household Products/Wares - 0.8%
Kimberly-Clark Corp.	83,900	5,345

Insurance - 2.1%
Aflac, Inc.	73,500	3,399
Allstate (The) Corp.	194,900	5,855
Travelers (The) Cos., Inc.	103,200	5,146

		14,400

Internet - 4.8%
Amazon.com, Inc.*	66,526	8,949
Baidu, Inc. ADR	13,157	5,411
Google, Inc., Class A*	25,011	15,506
Priceline.com, Inc.*	5,681	1,241
Tencent Holdings Ltd. ADR	52,300	1,136
Yahoo!, Inc.*	79,468	1,334

		33,577

Lodging - 0.2%
Marriott International, Inc., Class A	49,167	1,340
Marriott International, Inc., Class A - Fractional Shares*	9,000	—

		1,340

Machinery - Diversified - 0.7%
Cummins, Inc.	12,200	560
Deere & Co.	78,500	4,246

		4,806

Media - 0.6%
DIRECTV, Class A*	36,732	1,225
Walt Disney (The) Co.	95,900	3,093

		4,318

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	9,310	1,027

Mining - 0.6%
BHP Billiton PLC ADR	63,100	4,029

Miscellaneous Manufacturing - 0.4%
SPX Corp.	55,470	3,034

Office/Business Equipment - 0.9%
Xerox Corp.	719,000	6,083

Oil & Gas - 6.1%
Chevron Corp.	70,900	5,458
ConocoPhillips	191,400	9,775
EOG Resources, Inc.	32,004	3,114
Marathon Oil Corp.	169,700	5,298
Occidental Petroleum Corp.	31,600	2,571
Petroleo Brasileiro S.A. ADR	115,644	5,514
Questar Corp.	74,500	3,097
Southwestern Energy Co.*	33,200	1,600
Transocean Ltd.*	75,651	6,264

		42,691

Oil & Gas Services - 1.9%
National-Oilwell Varco, Inc.	157,461	6,943
Schlumberger Ltd.	32,500	2,115
Weatherford International Ltd.*	253,500	4,540

		13,598

Pharmaceuticals - 7.5%
Abbott Laboratories	131,634	7,107
Bristol-Myers Squibb Co.	233,900	5,906
Cardinal Health, Inc.	183,900	5,929
Eli Lilly & Co.	95,500	3,410
Express Scripts, Inc.*	5,800	501
Medco Health Solutions, Inc.*	54,200	3,464
Merck & Co., Inc.	259,006	9,464
Mylan, Inc.*	60,000	1,106
Novartis A.G. ADR	25,100	1,366

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.1% continued
Pharmaceuticals - 7.5% continued
Pfizer, Inc.	437,665	$7,961
Roche Holding A.G. ADR	47,800	2,017
Shire PLC ADR	26,790	1,573
Teva Pharmaceutical Industries Ltd. ADR	46,400	2,607

		52,411

Retail - 5.5%
Advance Auto Parts, Inc.	35,519	1,438
Chipotle Mexican Grill, Inc.*	7,648	674
Costco Wholesale Corp.	46,000	2,722
CVS Caremark Corp.	177,300	5,711
Dollar General Corp.*	14,000	314
Home Depot (The), Inc.	176,500	5,106
J.C. Penney Co., Inc.	109,000	2,900
Kohl’s Corp.*	29,700	1,602
Lowe’s Cos., Inc.	262,200	6,133
McDonald’s Corp.	105,830	6,608
Nordstrom, Inc.	29,550	1,110
Staples, Inc.	22,600	556
Starbucks Corp.*	51,200	1,181
Target Corp.	36,200	1,751
Tiffany & Co.	22,200	954

		38,760

Semiconductors - 2.1%
Analog Devices, Inc.	49,900	1,576
Cree, Inc.*	15,900	896
Intel Corp.	366,700	7,481
Texas Instruments, Inc.	172,500	4,495

		14,448

Software - 4.0%
Adobe Systems, Inc.*	283,412	10,424
Intuit, Inc.*	126,000	3,869
Microsoft Corp.	154,200	4,702
Oracle Corp.	253,000	6,209
Salesforce.com, Inc.*	25,210	1,860
SolarWinds, Inc.*	29,700	683
VMware, Inc., Class A*	11,700	496

		28,243

Telecommunications - 5.5%
American Tower Corp., Class A*	79,373	3,430
AT&T, Inc.	208,900	5,855
Cisco Systems, Inc.*	161,900	3,876
Juniper Networks, Inc.*	40,400	1,077
Motorola, Inc.*	633,500	4,916
QUALCOMM, Inc.	203,727	9,424
Verizon Communications, Inc.	179,500	5,947
Vodafone Group PLC ADR	178,500	4,122

		38,647

Toys, Games & Hobbies - 0.8%
Mattel, Inc.	284,500	5,684

Transportation - 1.4%
Norfolk Southern Corp.	41,365	2,168
Union Pacific Corp.	121,656	7,774

		9,942

Total Common Stocks (Cost $561,388)		654,031

CONVERTIBLE PREFERRED STOCKS - 0.2%
Banks - 0.2%
Bank of America Corp.*	115,400	1,722

Total Convertible Preferred Stocks (Cost $1,773)		1,722

PREFERRED STOCKS - 0.3%
Banks - 0.3%
East West Bancorp, Inc.*	670	1,171
Wells Fargo & Co. (Depository Shares)*	34,675	891

		2,062

Total Preferred Stocks (Cost $1,245)		2,062

INVESTMENT COMPANIES - 5.2%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	36,387,573	36,388

Total Investment Companies (Cost $36,388)		36,388

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	DECEMBER 31, (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT- TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.00%, 5/6/10(3)	$1,459	$1,459

Total Short-Term Investments (Cost $1,459)		1,459

Total Investments - 99.0% (Cost $602,253)		695,662

Other Assets less Liabilities - 1.0%		6,714
NET ASSETS - 100.0%		$702,376

(1)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $35,425,000 with net purchases of approximately $963,000 during the nine months ended December 31, 2009.
(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P 500	45	$12,495	Long	3/10	$133

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$602,253

Gross tax appreciation of investments	$100,579
Gross tax depreciation of investments	(7,171)

Net tax appreciation of investments	$93,408

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$654,031	(1)	$—	$—	$654,031
Convertible Preferred Stocks	1,722	(1)	—	—	1,722
Preferred Stocks	2,062	(1)	—	—	2,062
Investment Companies	36,388		—	—	36,388
Short-Term Investments	—		1,459	—	1,459

Total Investments	$694,203		$1,459	$—	$695,662

Other Financial Instruments*	$133		$—	$—	$133

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Aerospace/Defense - 1.8%
Aerovironment, Inc.*	48,385	$1,407
Esterline Technologies Corp.*	15,500	632
Goodrich Corp.	15,400	989
L-3 Communications Holdings, Inc.	45,430	3,950
Spirit Aerosystems Holdings, Inc., Class A*	108,400	2,153
Teledyne Technologies, Inc.*	39,000	1,496

		10,627

Agriculture - 0.9%
Archer-Daniels-Midland Co.	79,100	2,477
Bunge Ltd.	13,400	855
Reynolds American, Inc.	41,250	2,185

		5,517

Airlines - 0.2%
Skywest, Inc.	68,200	1,154

Apparel - 0.4%
Coach, Inc.	50,825	1,857
Jones Apparel Group, Inc.	42,900	689

		2,546

Auto Parts & Equipment - 0.4%
Autoliv, Inc.	49,650	2,153

Banks - 2.3%
Banco Latinoamericano de Comercio Exterior S.A., Class E	42,000	584
BB&T Corp.	30,200	766
Comerica, Inc.	30,800	911
Fulton Financial Corp.	249,700	2,177
Huntington Bancshares, Inc.	288,700	1,054
International Bancshares Corp.	44,700	846
KeyCorp	43,200	240
Park National Corp.	15,500	913
Prosperity Bancshares, Inc.	53,900	2,181
Regions Financial Corp.	111,000	587
Signature Bank*	71,348	2,276
State Street Corp.	15,700	684

		13,219

Beverages - 0.7%
Coca-Cola Enterprises, Inc.	39,300	833
Dr Pepper Snapple Group, Inc.	38,100	1,078
Hansen Natural Corp.*	63,377	2,434

		4,345

Biotechnology - 1.5%
Amylin Pharmaceuticals, Inc.*	123,500	1,753
Genzyme Corp.*	41,500	2,034
Human Genome Sciences, Inc.*	80,500	2,463
InterMune, Inc.*	42,800	558
Life Technologies Corp.*	32,475	1,696

		8,504

Building Materials - 0.2%
Owens Corning, Inc.*	50,000	1,282

Chemicals - 2.9%
Airgas, Inc.	51,675	2,460
Arch Chemicals, Inc.	26,500	818
Celanese Corp., Class A	44,250	1,421
CF Industries Holdings, Inc.	29,900	2,714
Eastman Chemical Co.	26,800	1,615
Lubrizol Corp.	32,300	2,356
NewMarket Corp.	18,300	2,100
PolyOne Corp.*	112,700	842
Sigma-Aldrich Corp.	28,085	1,419
Stepan Co.	18,790	1,218

		16,963

Coal - 0.6%
Alpha Natural Resources, Inc.*	76,400	3,314

Commercial Services - 5.4%
Advance America Cash Advance Centers, Inc.	116,100	645
Alliance Data Systems Corp.*	26,200	1,692
Capella Education Co.*	25,600	1,928
China Real Estate Information Corp. ADR*	126,871	1,393
Convergys Corp.*	203,200	2,184
Education Management Corp.*	78,100	1,719
FTI Consulting, Inc.*	29,310	1,382
Global Payments, Inc.	49,885	2,687
K12, Inc.*	64,675	1,311
Morningstar, Inc.*	29,840	1,442
Pre-Paid Legal Services, Inc.*	11,700	481
Quanta Services, Inc.*	98,800	2,059
R.R. Donnelley & Sons Co.	64,900	1,445
Resources Connection, Inc.*	105,500	2,239
Robert Half International, Inc.	55,400	1,481
SAIC, Inc.*	81,100	1,536
Strayer Education, Inc.	26,145	5,556

		31,180

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Computers - 2.8%
Cognizant Technology Solutions Corp.,
Class A*	70,240	$3,182
Computer Sciences Corp.*	25,800	1,484
IHS, Inc., Class A*	33,910	1,859
Lexmark International, Inc., Class A*	41,000	1,065
Micros Systems, Inc.*	74,365	2,308
NCR Corp.*	69,200	770
Seagate Technology	120,400	2,190
Western Digital Corp.*	83,000	3,664

		16,522

Cosmetics/Personal Care - 0.6%
Alberto-Culver Co.	56,960	1,668
Bare Escentuals, Inc.*	125,250	1,532

		3,200

Distribution/Wholesale - 1.5%
Fastenal Co.	57,200	2,382
Ingram Micro, Inc., Class A*	55,300	965
LKQ Corp.*	103,155	2,021
Tech Data Corp.*	19,600	914
United Stationers, Inc.*	15,550	884
W.W. Grainger, Inc.	18,825	1,823

		8,989

Diversified Financial Services - 3.6%
Affiliated Managers Group, Inc.*	24,780	1,669
AmeriCredit Corp.*	41,200	784
Ameriprise Financial, Inc.	144,050	5,592
Discover Financial Services	242,000	3,560
Eaton Vance Corp.	46,615	1,417
GFI Group, Inc.	158,800	726
IntercontinentalExchange, Inc.*	26,755	3,005
Raymond James Financial, Inc.	35,100	834
Stifel Financial Corp.*	59,100	3,501

		21,088

Electric - 5.2%
AES (The) Corp.*	255,200	3,397
Alliant Energy Corp.	42,000	1,271
Ameren Corp.	34,800	973
American Electric Power Co., Inc.	172,200	5,991
CMS Energy Corp.	353,900	5,542
DTE Energy Co.	77,050	3,359
El Paso Electric Co.*	51,600	1,046
Mirant Corp.*	139,700	2,133
NorthWestern Corp.	40,400	1,051
NSTAR	37,300	1,373
NV Energy, Inc.	80,000	990
Pepco Holdings, Inc.	45,300	763
SCANA Corp.	23,400	882
Xcel Energy, Inc.	58,200	1,235

		30,006

Electrical Components & Equipment - 0.4%
AMETEK, Inc.	39,865	1,525
Hubbell, Inc., Class B	19,600	927

		2,452

Electronics - 2.3%
Amphenol Corp., Class A	64,595	2,983
Benchmark Electronics, Inc.*	34,600	654
FLIR Systems, Inc.*	69,235	2,265
Sanmina-SCI Corp.*	9,700	107
Technitrol, Inc.	33,600	147
Thomas & Betts Corp.*	27,400	981
Trimble Navigation Ltd.*	70,260	1,771
Tyco Electronics Ltd.	160,950	3,951
Vishay Intertechnology, Inc.*	76,700	641

		13,500

Energy - Alternate Sources - 0.3%
First Solar, Inc.*	11,900	1,611

Engineering & Construction - 0.5%
Fluor Corp.	41,050	1,849
Foster Wheeler A.G.*	27,200	801

		2,650

Entertainment - 0.2%
DreamWorks Animation SKG, Inc., Class A*	30,500	1,218

Environmental Control - 0.9%
Clean Harbors, Inc.*	43,200	2,575
Stericycle, Inc.*	45,190	2,493

		5,068

Food - 2.4%
Cal-Maine Foods, Inc.	29,200	995
ConAgra Foods, Inc.	88,200	2,033
Del Monte Foods Co.	83,300	945
Flowers Foods, Inc.	80,850	1,921
Fresh Del Monte Produce, Inc.*	29,300	647
JM Smucker (The) Co.	53,615	3,311
Safeway, Inc.	99,700	2,122

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.0% continued
Food - 2.4% continued
Sara Lee Corp.	75,400	$918
Seaboard Corp.	191	258
SUPERVALU, Inc.	67,800	862

		14,012

Forest Products & Paper - 0.2%
Schweitzer-Mauduit International, Inc.	15,200	1,069

Gas - 0.7%
AGL Resources, Inc.	31,100	1,134
CenterPoint Energy, Inc.	50,400	731
Sempra Energy	16,500	924
Southern Union Co.	63,000	1,430

		4,219

Hand/Machine Tools -1.0%
Kennametal, Inc.	83,500	2,164
Lincoln Electric Holdings, Inc.	22,635	1,210
Stanley Works (The)	46,550	2,398

		5,772

Healthcare - Products - 3.7%
C.R. Bard, Inc.	23,615	1,840
Dentsply International, Inc.	65,090	2,289
Hill-Rom Holdings, Inc.	73,800	1,770
Idexx Laboratories, Inc.*	44,470	2,376
Intuitive Surgical, Inc.*	11,600	3,519
Kinetic Concepts, Inc.*	48,900	1,841
Masimo Corp.*	44,000	1,339
ResMed, Inc.*	45,615	2,384
Thoratec Corp.*	54,000	1,454
Varian Medical Systems, Inc.*	52,790	2,473

		21,285

Healthcare - Services - 2.0%
CIGNA Corp.	23,200	818
Covance, Inc.*	34,660	1,891
Coventry Health Care, Inc.*	55,400	1,346
Health Management Associates, Inc., Class A*	496,500	3,610
Healthsouth Corp.*	125,700	2,359
Lincare Holdings, Inc.*	18,500	687
Universal Health Services, Inc., Class B	34,600	1,055

		11,766

Home Furnishings - 0.5%
Whirlpool Corp.	37,800	3,049

Household Products/Wares - 1.3%
American Greetings Corp., Class A	31,900	695
Blyth, Inc.	12,175	411
Church & Dwight Co., Inc.	35,205	2,128
Fortune Brands, Inc.	49,000	2,117
Jarden Corp.	80,250	2,480

		7,831

Housewares - 0.4%
Newell Rubbermaid, Inc.	167,800	2,519

Insurance - 6.1%
ACE Ltd.*	45,300	2,283
Aflac, Inc.	19,300	893
Allied World Assurance Co. Holdings Ltd.	11,890	548
Allstate (The) Corp.	55,200	1,658
American Financial Group, Inc.	31,800	793
Arch Capital Group Ltd.*	36,900	2,640
Aspen Insurance Holdings Ltd.	30,700	781
Assurant, Inc.	11,300	333
Chubb Corp.	42,400	2,085
Cincinnati Financial Corp.	30,200	793
Endurance Specialty Holdings Ltd.	53,153	1,979
Everest Re Group Ltd.	23,100	1,979
Genworth Financial, Inc., Class A*	35,900	408
Lincoln National Corp.	14,400	358
Loews Corp.	64,300	2,337
Montpelier Re Holdings Ltd.	33,200	575
PartnerRe Ltd.	10,700	799
Presidential Life Corp.	44,400	406
Prudential Financial, Inc.	73,700	3,667
Tower Group, Inc.	26,665	624
Unum Group	142,850	2,789
Validus Holdings Ltd.	32,200	868
W.R. Berkley Corp.	25,200	621
White Mountains Insurance Group Ltd.	4,010	1,334
XL Capital Ltd., Class A	215,700	3,954

		35,505

Internet - 2.1%
Akamai Technologies, Inc.*	101,400	2,569
Baidu, Inc. ADR	5,100	2,097
Ctrip.com International Ltd. ADR*	14,500	1,042
Digital River, Inc.*	55,700	1,503
McAfee, Inc.*	59,840	2,428
MercadoLibre, Inc.*	22,556	1,170

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.0% continued
Internet - 2.1% continued
Perfect World Co. Ltd. ADR*	30,000	$1,183

		11,992

Investment Companies - 0.0%
Allied Capital Corp.*	31,500	114

Iron/Steel - 0.5%
Carpenter Technology Corp.	29,500	795
Cliffs Natural Resources, Inc.	46,350	2,136

		2,931

Leisure Time - 0.5%
Brunswick Corp.	50,300	639
Harley-Davidson, Inc.	25,000	630
Polaris Industries, Inc.	32,600	1,423

		2,692

Lodging - 0.9%
Wyndham Worldwide Corp.	201,800	4,070
Wynn Resorts Ltd.	17,400	1,013

		5,083

Machinery - Diversified - 2.1%
Cummins, Inc.	47,200	2,165
Flowserve Corp.	24,015	2,270
IDEX Corp.	47,505	1,480
Rockwell Automation, Inc.	57,700	2,711
Roper Industries, Inc.	46,080	2,413
Wabtec Corp.	27,900	1,139

		12,178

Media - 1.6%
DISH Network Corp., Class A	47,700	991
FactSet Research Systems, Inc.	23,850	1,571
Gannett Co., Inc.	268,550	3,988
Time Warner Cable, Inc.	18,900	782
Viacom, Inc., Class B*	69,250	2,059

		9,391

Metal Fabrication/Hardware - 0.2%
Timken (The) Co.	37,700	894
Mining - 0.3%
Thompson Creek Metals Co., Inc.*	108,700	1,274
USEC, Inc.*	172,000	662

		1,936

Miscellaneous Manufacturing - 2.8%
Cooper Industries PLC	70,350	3,000
Crane Co.	80,700	2,471
Donaldson Co., Inc.	31,475	1,339
EnPro Industries, Inc.*	42,200	1,114
Ingersoll-Rand Plc	98,500	3,520
ITT Corp.	30,900	1,537
Textron, Inc.	77,900	1,465
Tyco International Ltd.*	58,200	2,077

		16,523

Office/Business Equipment - 0.6%
Xerox Corp.	435,200	3,682

Oil & Gas - 4.5%
Berry Petroleum Co., Class A	71,500	2,084
Contango Oil & Gas Co.*	33,400	1,570
Frontier Oil Corp.	30,600	368
Holly Corp.	26,500	679
Newfield Exploration Co.*	92,350	4,454
Noble Corp.	70,650	2,876
Patterson-UTI Energy, Inc.	49,200	755
Questar Corp.	41,800	1,738
Range Resources Corp.	42,485	2,118
Southwestern Energy Co.*	54,085	2,607
Sunoco, Inc.	36,000	940
Tesoro Corp.	51,800	702
Ultra Petroleum Corp.*	33,400	1,665
Valero Energy Corp.	46,200	774
Whiting Petroleum Corp.*	42,350	3,026

		26,356

Oil & Gas Services - 3.1%
Core Laboratories N.V.	22,900	2,705
FMC Technologies, Inc.*	46,795	2,707
Helix Energy Solutions Group, Inc.*	54,500	640
Hornbeck Offshore Services, Inc.*	29,800	694
National-Oilwell Varco, Inc.	54,700	2,412
Oceaneering International, Inc.*	48,700	2,850
Oil States International, Inc.*	45,700	1,795
SEACOR Holdings, Inc.*	11,500	877
Smith International, Inc.	123,560	3,357

		18,037

Packaging & Containers - 0.7%
Owens-Illinois, Inc.*	22,200	730
Sonoco Products Co.	21,700	635
Temple-Inland, Inc.	139,750	2,950

		4,315

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.0% continued
Pharmaceuticals - 2.2%
AmerisourceBergen Corp.	98,100	$2,557
Endo Pharmaceuticals Holdings, Inc.*	41,700	855
Forest Laboratories, Inc.*	61,400	1,972
Herbalife Ltd.	25,600	1,039
King Pharmaceuticals, Inc.*	78,200	960
Medivation, Inc.*	16,600	625
Mylan, Inc.*	169,900	3,131
Watson Pharmaceuticals, Inc.*	22,400	887
XenoPort, Inc.*	35,500	659

		12,685

Pipelines - 0.3%
El Paso Corp.	185,650	1,825

Real Estate Investment Trusts - 3.0%
Annaly Capital Management, Inc.	84,600	1,468
Boston Properties, Inc.	34,850	2,337
Capstead Mortgage Corp.	45,100	616
Health Care REIT, Inc.	18,400	815
Home Properties, Inc.	28,000	1,336
Hospitality Properties Trust	73,200	1,736
HRPT Properties Trust	196,800	1,273
Mack-Cali Realty Corp.	42,100	1,455
Medical Properties Trust, Inc.	154,300	1,543
Parkway Properties, Inc.	53,600	1,116
Simon Property Group, Inc.	49,574	3,956

		17,651

Retail - 5.1%
Bob Evans Farms, Inc.	22,700	657
Brinker International, Inc.	52,100	777
Cabela’s, Inc.*	99,900	1,425
Chipotle Mexican Grill, Inc.*	5,600	494
Copart, Inc.*	44,335	1,624
Dick’s Sporting Goods, Inc.*	102,825	2,557
Gap (The), Inc.	61,700	1,293
Guess?, Inc.	28,650	1,212
Kohl’s Corp.*	28,950	1,561
Nu Skin Enterprises, Inc., Class A	63,950	1,718
O’Reilly Automotive, Inc.*	67,190	2,561
Panera Bread Co., Class A*	43,040	2,882
Phillips-Van Heusen Corp.	103,125	4,195
RadioShack Corp.	128,100	2,498
Ruby Tuesday, Inc.*	71,600	516
Tractor Supply Co.*	44,755	2,370
World Fuel Services Corp.	58,000	1,554

		29,894

Savings & Loans - 1.8%
First Niagara Financial Group, Inc.	294,550	4,097
Hudson City Bancorp, Inc.	258,100	3,544
Northwest Bancshares, Inc.	98,900	1,120
People’s United Financial, Inc.	103,500	1,728

		10,489

Semiconductors - 1.4%
Avago Technologies Ltd.*	103,030	1,884
Cavium Networks, Inc.*	96,805	2,307
Micron Technology, Inc.*	278,200	2,938
Teradyne, Inc.*	80,500	864

		7,993

Software - 5.3%
Adobe Systems, Inc.*	62,715	2,307
ANSYS, Inc.*	106,490	4,628
Cerner Corp.*	41,190	3,396
Citrix Systems, Inc.*	75,125	3,126
Electronic Arts, Inc.*	108,300	1,922
Fiserv, Inc.*	44,295	2,147
Informatica Corp.*	29,150	754
Intuit, Inc.*	73,900	2,270
Longtop Financial Technologies Ltd. ADR*	48,500	1,796
MSCI, Inc. Class A*	49,446	1,572
Salesforce.com, Inc.*	52,900	3,902
VMware, Inc., Class A*	64,402	2,729

		30,549

Telecommunications - 2.6%
Amdocs Ltd.*	49,650	1,416
CenturyTel, Inc.	22,700	822
Cincinnati Bell, Inc.*	483,300	1,667
Harris Corp.	41,600	1,978
JDS Uniphase Corp.*	263,350	2,173
NII Holdings, Inc.*	35,800	1,202
NTELOS Holdings Corp.	145,100	2,586
Qwest Communications International, Inc.	627,800	2,643
USA Mobility, Inc.	41,200	454

		14,941

Toys, Games & Hobbies - 0.2%
Hasbro, Inc.	30,000	962

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.0% continued
Transportation - 2.3%
C.H. Robinson Worldwide, Inc.	85,895	$5,045
Expeditors International of Washington, Inc.	125,835	4,370
Overseas Shipholding Group, Inc.	35,600	1,565
Ryder System, Inc.	15,400	634
Tidewater, Inc.	30,700	1,472

		13,086

Total Common Stocks (Cost $491,279)		570,334

INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds- Diversified Assets Portfolio (1) (2)	10,404,474	10,404

Total Investment Companies (Cost $10,404)		10,404

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill, 0.00%, 5/6/10(3)	$710	$710

Total Short-Term Investments (Cost $710)		710

Total Investments - 99.9% (Cost $502,393)		581,448

Other Assets less Liabilities - 0.1%		599

NET ASSETS - 100.0%		$582,047

(1)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $12,524,000 with net sales of approximately $2,120,000 during the nine months ended December 31, 2009.
(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)

TYPE
S&P Midcap 400 E-mini	58	$4,204	Long	3/10	$61

Federal Tax Information: At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$502,393

Gross tax appreciation of investments	$107,168
Gross tax depreciation of investments	(28,113)

Net tax appreciation of investments	$79,055

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
INVESTMENTS
Common Stock	$570,334	(1)	$—	$—	$570,334
Investment Companies	10,404		—	—	10,404
Short Term Investments	—		710	—	710

Total Investments	$580,738		$710	$—	$581,448

Other Financial Instruments*	$61		$—	$—	$61

(1)	Classifications as defined in the Schedule of Investments.

*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9%
Aerospace/Defense - 1.8%
AAR Corp.*	86,200	$1,981
TransDigm Group, Inc.	118,620	5,633

		7,614

Airlines - 0.5%
Allegiant Travel Co.*	20,700	976
Skywest, Inc.	62,200	1,053

		2,029

Apparel - 1.1%
Jones Apparel Group, Inc.	54,300	872
Perry Ellis International, Inc.*	55,226	832
Volcom, Inc.*	71,000	1,188
Warnaco Group (The), Inc.*	37,688	1,590

		4,482

Auto Parts & Equipment - 0.4%
ATC Technology Corp.*	55,000	1,312
Fuel Systems Solutions, Inc.*	12,836	529

		1,841

Banks - 5.1%
Banco Latinoamericano de Comercio
Exterior S.A., Class E	57,695	802
Bank of the Ozarks, Inc.	59,700	1,747
Cathay General Bancorp	235,000	1,774
CVB Financial Corp.	201,500	1,741
First Financial Bankshares, Inc.	14,900	808
First of Long Island (The) Corp.	46,563	1,176
International Bancshares Corp.	108,000	2,045
National Bankshares, Inc.	17,800	504
Oriental Financial Group, Inc.	125,500	1,355
Prosperity Bancshares, Inc.	40,800	1,651
Republic Bancorp, Inc., Class A	61,800	1,273
Signature Bank*	20,800	664
Sterling Bancorp	48,100	343
Tompkins Financial Corp.	32,500	1,316
UMB Financial Corp.	11,600	457
Wintrust Financial Corp.	65,000	2,001
Zions Bancorporation	137,500	1,764

		21,421

Beverages - 1.3%
Green Mountain Coffee Roasters, Inc.*	65,451	5,332

Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc.*	19,546	954
Amylin Pharmaceuticals, Inc.*	53,276	756
Bio-Rad Laboratories, Inc., Class A*	15,100	1,457
Charles River Laboratories International, Inc.*	49,000	1,651
Dendreon Corp.*	34,491	906
Human Genome Sciences, Inc.*	23,966	733
OSI Pharmaceuticals, Inc.*	18,856	585
United Therapeutics Corp.*	16,177	852

		7,894

Building Materials - 1.0%
Comfort Systems USA, Inc.	134,100	1,655
Gibraltar Industries, Inc.*	96,500	1,518
Interline Brands, Inc.*	70,790	1,222

		4,395

Chemicals - 2.1%
A. Schulman, Inc.	101,600	2,050
Hawkins, Inc.	12,900	281
Lubrizol Corp.	22,834	1,666
Minerals Technologies, Inc.	6,400	349
PolyOne Corp.*	278,700	2,082
Solutia, Inc.*	198,212	2,517

		8,945

Coal - 0.3%
Massey Energy Co.	29,203	1,227

Commercial Services - 10.5%
Advance America Cash Advance
Centers, Inc.	230,300	1,281
Alliance Data Systems Corp.*	45,959	2,969
AMN Healthcare Services, Inc.*	213,500	1,934
Bridgepoint Education, Inc.*	73,912	1,110
Capella Education Co.*	19,010	1,431
Chemed Corp.	31,000	1,487
Deluxe Corp.	91,000	1,346
DeVry, Inc.	31,910	1,810
Diamond Management & Technology Consultants, Inc.	107,500	792
DynCorp International, Inc., Class A*	48,200	692
FTI Consulting, Inc.*	47,500	2,240
Heidrick & Struggles International, Inc.	23,070	721
HMS Holdings Corp.*	28,285	1,377
ICF International, Inc.*	48,363	1,296
KAR Auction Services, Inc.*	79,000	1,089
Monster Worldwide, Inc.*	147,820	2,572
Morningstar, Inc.*	38,641	1,868

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued
Commercial Services - 10.5% continued
PHH Corp.*	58,800	$947
Resources Connection, Inc.*	69,500	1,475
Ritchie Bros. Auctioneers, Inc.	73,130	1,640
Robert Half International, Inc.	58,355	1,560
SAIC, Inc.*	72,390	1,371
SEI Investments Co.	73,671	1,291
Strayer Education, Inc.	5,072	1,078
SuccessFactors, Inc.*	110,479	1,832
Ticketmaster Entertainment, Inc.*	88,056	1,076
United Rentals, Inc.*	88,000	863
VistaPrint N.V.*	73,970	4,191
WNS Holdings Ltd. ADR*	64,435	970

		44,309

Computers - 3.2%
Agilysys, Inc.	89,000	810
CACI International, Inc., Class A*	81,803	3,996
CIBER, Inc.*	86,425	298
Cogo Group, Inc.*	64,800	478
Electronics for Imaging, Inc.*	165,500	2,153
Imation Corp.*	94,101	820
SRA International, Inc., Class A*	9,100	174
SYKES Enterprises, Inc.*	76,371	1,945
Unisys Corp.*	45,140	1,741
VanceInfo Technologies, Inc. ADR*	47,894	920

		13,335

Distribution/Wholesale - 1.8%
Huttig Building Products, Inc.*	86,180	65
Owens & Minor, Inc.	44,000	1,889
School Specialty, Inc.*	107,800	2,521
United Stationers, Inc.*	53,500	3,041

		7,516

Diversified Financial Services - 3.3%
Affiliated Managers Group, Inc.*	51,469	3,466
Greenhill & Co., Inc.	26,816	2,152
National Financial Partners Corp.*	321,416	2,600
Portfolio Recovery Associates, Inc.*	43,526	1,954
Raymond James Financial, Inc.	61,000	1,450
World Acceptance Corp.*	61,300	2,196

		13,818

Electric - 1.4%
CH Energy Group, Inc.	30,900	1,314
El Paso Electric Co.*	65,500	1,328
Pike Electric Corp.*	178,500	1,657
Westar Energy, Inc.	72,000	1,564

		5,863

Electrical Components & Equipment - 1.6%
American Superconductor Corp.*	69,752	2,853
AMETEK, Inc.	46,000	1,759
Belden, Inc.	47,600	1,043
EnerSys*	56,600	1,238

		6,893

Electronics - 3.6%
Bel Fuse, Inc., Class B	18,800	404
Coherent, Inc.*	63,000	1,873
CTS Corp.	83,203	800
Cymer, Inc.*	55,121	2,115
Dolby Laboratories, Inc., Class A*	31,045	1,482
Gentex Corp.	82,266	1,468
Imax Corp.*	186,661	2,483
Jabil Circuit, Inc.	65,500	1,138
Methode Electronics, Inc.	54,100	470
Newport Corp.*	150,600	1,384
Plexus Corp.*	32,000	912
Technitrol, Inc.	94,200	413

		14,942

Engineering & Construction - 0.4%
EMCOR Group, Inc.*	68,300	1,837

Entertainment - 0.3%
Lions Gate Entertainment Corp.*	186,148	1,082

Food - 1.7%
Flowers Foods, Inc.	62,500	1,485
J & J Snack Foods Corp.	25,100	1,003
Nash Finch Co.	58,012	2,152
Ralcorp Holdings, Inc.*	25,000	1,493
Smart Balance, Inc.*	186,710	1,120

		7,253

Forest Products & Paper - 1.2%
Glatfelter	275,804	3,351
Neenah Paper, Inc.	62,000	865
Wausau Paper Corp.	61,897	718

		4,934

Healthcare - Products - 3.8%
American Medical Systems Holdings, Inc.*	76,159	1,469
Beckman Coulter, Inc.	19,910	1,303
Conceptus, Inc.*	86,904	1,630

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued
Healthcare - Products - 3.8% continued
Cooper (The) Cos., Inc.	52,300	$1,994
Cyberonics, Inc.*	24,867	508
Haemonetics Corp.*	41,182	2,271
ICU Medical, Inc.*	25,000	911
Inverness Medical Innovations, Inc.*	30,017	1,246
Kensey Nash Corp.*	38,299	977
NuVasive, Inc.*	36,980	1,183
SurModics, Inc.*	58,915	1,335
Thoratec Corp.*	36,889	993

		15,820

Healthcare - Services - 2.6%
Amedisys, Inc.*	26,500	1,287
Centene Corp.*	67,800	1,435
Covance, Inc.*	37,000	2,019
Healthspring, Inc.*	74,400	1,310
Healthways, Inc.*	80,214	1,471
ICON PLC ADR*	58,915	1,280
Lincare Holdings, Inc.*	25,260	938
Psychiatric Solutions, Inc.*	61,015	1,290

		11,030

Home Builders - 0.4%
Thor Industries, Inc.	47,500	1,492

Home Furnishings - 0.7%
DTS, Inc.*	45,460	1,555
La-Z-Boy, Inc.*	61,700	588
TiVo, Inc.*	89,268	909

		3,052

Household Products/Wares - 1.1%
American Greetings Corp., Class A	66,800	1,456
Jarden Corp.	95,797	2,961

		4,417

Insurance - 2.6%
American Safety Insurance Holdings Ltd.*	19,643	284
Delphi Financial Group, Inc., Class A	53,900	1,206
Harleysville Group, Inc.	24,500	779
Horace Mann Educators Corp.	116,000	1,450
Montpelier Re Holdings Ltd.	40,300	698
National Interstate Corp.	23,797	404
Platinum Underwriters Holdings Ltd.	25,400	972
RLI Corp.	13,300	708
Selective Insurance Group, Inc.	159,900	2,630
Tower Group, Inc.	74,800	1,751

		10,882

Internet - 4.0%
Blue Coat Systems, Inc.*	41,765	1,192
CyberSource Corp.*	70,346	1,415
DealerTrack Holdings, Inc.*	165,122	3,103
F5 Networks, Inc.*	29,362	1,556
GSI Commerce, Inc.*	45,578	1,157
j2 Global Communications, Inc.*	64,435	1,311
Priceline.com, Inc.*	13,864	3,029
Rackspace Hosting, Inc.*	62,110	1,295
United Online, Inc.	204,101	1,467
ValueClick, Inc.*	112,895	1,143

		16,668

Leisure Time - 0.6%
Polaris Industries, Inc.	24,030	1,048
WMS Industries, Inc.*	36,394	1,456

		2,504

Lodging - 0.2%
Home Inns & Hotels Management, Inc. ADR*	24,183	855

Machinery - Construction & Mining - 1.1%
Bucyrus International, Inc.	22,791	1,285
Terex Corp.*	175,074	3,468

		4,753

Machinery - Diversified - 1.6%
Alamo Group, Inc.	71,200	1,221
Roper Industries, Inc.	75,819	3,970
Twin Disc, Inc.	19,700	206
Wabtec Corp.	37,000	1,511

		6,908

Media - 1.0%
DG FastChannel, Inc.*	116,657	3,258
Mediacom Communications Corp., Class A*	184,126	823

		4,081

Metal Fabrication/Hardware - 0.3%
Ampco-Pittsburgh Corp.	41,200	1,299

Mining - 0.5%
Horsehead Holding Corp.*	174,204	2,221

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued
Miscellaneous Manufacturing - 1.0%
Hexcel Corp.*	105,500	$1,369
Koppers Holdings, Inc.	16,700	508
Matthews International Corp., Class A	36,199	1,283
Sturm Ruger & Co., Inc.	128,200	1,244

		4,404

Oil & Gas - 2.0%
Arena Resources, Inc.*	30,530	1,316
Comstock Resources, Inc.*	60,541	2,456
Concho Resources, Inc.*	58,416	2,623
Rowan Cos., Inc.*	58,637	1,328
Western Refining, Inc.*	164,600	775

		8,498

Oil & Gas Services - 1.2%
Cal Dive International, Inc.*	152,800	1,155
Global Industries Ltd.*	140,200	1,000
Oceaneering International, Inc.*	24,000	1,404
Tetra Technologies, Inc.*	124,000	1,374

		4,933

Packaging & Containers - 0.2%
Rock-Tenn Co., Class A	18,500	933

Pharmaceuticals - 2.6%
Auxilium Pharmaceuticals, Inc.*	17,929	537
BioMarin Pharmaceutical, Inc.*	105,275	1,980
Catalyst Health Solutions, Inc.*	83,159	3,033
Onyx Pharmaceuticals, Inc.*	23,857	700
Par Pharmaceutical Cos., Inc.*	52,000	1,407
Perrigo Co.	18,716	746
VCA Antech, Inc.*	106,249	2,648

		11,051

Real Estate Investment Trusts - 0.7%
Anworth Mortgage Asset Corp.	105,200	736
Pennsylvania Real Estate Investment Trust	95,000	804
U-Store-It Trust	166,500	1,219

		2,759

Retail - 7.8%
Asbury Automotive Group, Inc.*	70,782	816
Bob Evans Farms, Inc.	72,000	2,084
Borders Group, Inc.*	367,000	433
Burger King Holdings, Inc.	117,500	2,211
Cabela’s, Inc.*	65,500	934
Chipotle Mexican Grill, Inc., Class A*	15,809	1,394
Copart, Inc.*	74,000	2,711
Dick’s Sporting Goods, Inc.*	80,507	2,002
Finish Line (The), Inc., Class A	91,500	1,148
Genesco, Inc.*	55,100	1,513
Group 1 Automotive, Inc.*	50,390	1,429
Guess?, Inc.	31,545	1,334
Gymboree Corp.*	86,630	3,768
Lithia Motors, Inc., Class A*	76,300	627
OfficeMax, Inc.*	95,000	1,206
Papa John’s International, Inc.*	42,500	993
Pep Boys - Manny, Moe & Jack	68,000	575
Ruby Tuesday, Inc.*	118,600	854
Sonic Automotive, Inc., Class A*	50,400	524
Stein Mart, Inc.*	100,000	1,066
Tiffany & Co.	39,152	1,684
Ulta Salon Cosmetics & Fragrance, Inc.*	97,458	1,770
Urban Outfitters, Inc.*	47,114	1,648

		32,724

Savings & Loans - 0.1%
Provident New York Bancorp	30,200	255

Semiconductors - 3.1%
ATMI, Inc.*	53,500	996
Cavium Networks, Inc.*	69,173	1,648
Entegris, Inc.*	475,500	2,510
Netlogic Microsystems, Inc.*	44,404	2,054
Rovi Corp.*	43,699	1,393
Silicon Laboratories, Inc.*	39,423	1,906
Varian Semiconductor Equipment Associates, Inc.*	76,077	2,730

		13,237

Software - 6.9%
ANSYS, Inc.*	36,755	1,597
athenahealth, Inc.*	16,139	730
Avid Technology, Inc.*	141,000	1,799
Blackboard, Inc.*	37,332	1,695
Cerner Corp.*	10,791	890
CommVault Systems, Inc.*	51,565	1,222
Concur Technologies, Inc.*	39,276	1,679
Innerworkings, Inc.*	253,978	1,498
MedAssets, Inc.*	79,530	1,687
MSCI, Inc., Class A*	162,674	5,173
Schawk, Inc.	123,000	1,673
SolarWinds, Inc.*	52,701	1,213
Solera Holdings, Inc.	28,500	1,026

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued
Software - 6.9% continued
THQ, Inc.*	266,679	$1,344
Ultimate Software Group, Inc.*	92,524	2,717
VeriFone Holdings, Inc.*	191,500	3,137

		29,080

Telecommunications - 3.3%
ADC Telecommunications, Inc.*	110,200	684
Anaren, Inc.*	68,600	1,033
Arris Group, Inc.*	78,700	900
Black Box Corp.	50,700	1,437
Cincinnati Bell, Inc.*	251,000	866
General Communication, Inc., Class A*	161,500	1,030
Plantronics, Inc.	79,650	2,069
Polycom, Inc.*	166,126	4,148
Premiere Global Services, Inc.*	116,600	962
Symmetricom, Inc.*	129,836	675

		13,804

Toys, Games & Hobbies - 0.4%
RC2 Corp.*	101,000	1,490

Transportation - 1.6%
Forward Air Corp.	67,500	1,691
HUB Group, Inc., Class A*	40,554	1,088
Knight Transportation, Inc.	132,421	2,554
Landstar System, Inc.	37,000	1,435

		6,768

Total Common Stocks (Cost $340,675)		402,880

CONVERTIBLE PREFERRED STOCKS - 0.4%
Banks - 0.4%
East West Bancorp, Inc.*	1,486	1,902

Total Convertible Preferred Stocks (Cost $1,486)		1,902

INVESTMENT COMPANIES - 4.1%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	17,033,054	17,033

Total Investment Companies (Cost $17,033)		17,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill, 0.00%, 5/6/10(3)	$490	$490

Total Short-Term Investments (Cost $490)		490

Total Investments - 100.5% (Cost $359,684)		422,305

Liabilities less Other Assets - (0.5)%		(2,253)

NET ASSETS - 100.0%		$420,052

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,383,000 with net purchases of approximately $5,650,000 during the nine months ended December 31, 2009.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Multi-Manager Small Cap Fund had open futures contracts as follows:

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)

TYPE
Russell 2000 Mini	58	$3,619	Long	3/10	$164

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$359,684

Gross tax appreciation of investments	$73,819
Gross tax depreciation of investments	(11,198)

Net tax appreciation of investments	$62,621

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	DECEMBER 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
INVESTMENTS
Common Stocks	$402,880	(1)	$—	$—	$402,880
Convertible Preferred Stocks	—		1,902	—	1,902
Investment Companies	17,033		—	—	17,033
Short-Term Investments	—		490	—	490

Total Investments	$419,913		$2,392	$—	$422,305

Other Financial Instruments*	$164		$—	$—	$164

(1)	Classifications as defined in the Schedule of Investments.

*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.3%
Other - 0.1%
GSAMP Trust, Series 2006-HE5, Class A2C,
0.38%, 8/25/36	$400	$156

Whole Loan - 0.2%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1,
0.49%, 1/25/36	214	122
Impac CMB Trust, Series 2005-3, Class A1,
0.47%, 8/25/35	259	160
Lehman Mortgage Trust, Series 2005-3, Class 1A6,
1.50%, 1/25/36	340	203
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1,
4.04%, 3/25/35	176	142

		627

Total Asset-Backed Securities (Cost $800)		783

CONVERTIBLE BONDS - 3.8%
Auto Manufacturers - 0.3%
Ford Motor Co.,
4.25%, 11/15/16	790	994

Coal - 0.0%
Peabody Energy Corp.,
4.75%, 12/15/41	115	116

Commercial Services - 0.3%
Kendle International, Inc.,
3.38%, 7/15/12	970	878

Healthcare - Products - 0.4%
Hologic, Inc.,
2.00%, 12/15/37	1,565	1,316

Miscellaneous Manufacturing - 0.2%
Trinity Industries, Inc.,
3.88%, 6/1/36	700	523

Oil & Gas - 0.3%
Penn Virginia Corp.,
4.50%, 11/15/12	965	896

Pharmaceuticals - 0.4%
Nektar Therapeutics,
3.25%, 9/28/12	170	157

Omnicare, Inc.,
3.25%, 12/15/35	1,085	879

		1,036

Semiconductors - 0.5%
Advanced Micro Devices, Inc.,
5.75%, 8/15/12	470	461
Intel Corp.,
2.95%, 12/15/35	1,145	1,109

		1,570

Telecommunications - 1.4%
Alcatel-Lucent USA, Inc.,
2.88%, 6/15/25	1,425	1,213
Ciena Corp.,
0.88%, 6/15/17	2,460	1,393
Level 3 Communications, Inc.,
7.00%, 3/15/15	485	549
NII Holdings, Inc.,
3.13%, 6/15/12	1,020	925

		4,080

Total Convertible Bonds (Cost $11,055)		11,409

CORPORATE BONDS - 69.8%
Advertising - 0.3%
Lamar Media Corp.,
6.63%, 8/15/15	900	864

Aerospace/Defense - 1.0%
Alliant Techsystems, Inc.,
6.75%, 4/1/16	725	718
L-3 Communications Corp.,
6.13%, 7/15/13	875	884
TransDigm, Inc.,
7.75%, 7/15/14	175	177
7.75%, 7/15/14(1)	500	507
Triumph Group, Inc.,
8.00%, 11/15/17(1)	600	605

		2,891

Airlines - 0.5%
Continental Airlines, Inc.,
6.75%, 3/15/17	32	28
6.80%, 8/2/18	458	413
7.57%, 3/15/20	274	250

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.8% continued
Airlines - 0.5% continued
8.05%, 11/1/20	$279	$274
6.70%, 6/15/21	161	149
6.90%, 4/19/22	115	100
United Air Lines, Inc.,
10.40%, 11/1/16	310	327

		1,541

Apparel - 0.7%
Jones Apparel Group, Inc.,
6.13%, 11/15/34	855	708
Levi Strauss & Co.,
8.88%, 4/1/16	1,125	1,177
Quiksilver, Inc.,
6.88%, 4/15/15	450	369

		2,254

Auto Manufacturers - 0.2%
Ford Motor Co.,
7.45%, 7/16/31	800	707

Auto Parts & Equipment - 0.6%
Goodyear Tire & Rubber (The) Co.,
7.00%, 3/15/28	80	69
TRW Automotive, Inc.,
7.00%, 3/15/14(1)	550	539
7.25%, 3/15/17(1) (2)	600	582
8.88%, 12/1/17(1) (2)	475	494

		1,684

Banks - 1.1%
GMAC, Inc.,
6.88%, 9/15/11(1) (2)	320	315
6.00%, 12/15/11(1) (2)	950	931
7.00%, 2/1/12(1) (2)	725	714
6.75%, 12/1/14(1) (2)	980	931
8.00%, 11/1/31(1)	325	293

		3,184

Beverages - 0.8%
Constellation Brands, Inc.,
8.38%, 12/15/14	855	911
7.25%, 5/15/17	900	912
Cott Beverages, Inc.,
8.38%, 11/15/17(1)	575	594

		2,417

Building Materials - 1.2%
Associated Materials LLC/Associated Materials Finance, Inc.,
9.88%, 11/15/16(1) (2)	250	264
Goodman Global Group, Inc.,
0.00%, 12/15/14(1)	575	326
Interline Brands, Inc.,
8.13%, 6/15/14	300	301
Masco Corp.,
6.13%, 10/3/16	900	858
6.50%, 8/15/32	200	170
Owens Corning,
7.00%, 12/1/36	630	588
USG Corp.,
6.30%, 11/15/16	1,015	908
9.50%, 1/15/18	250	258

		3,673

Chemicals - 1.2%
Ashland, Inc.,
9.13%, 6/1/17(1)	525	576
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC,
9.75%, 11/15/14	875	858
MacDermid, Inc.,
9.50%, 4/15/17(1) (2)	500	500
Nalco Co.,
8.88%, 11/15/13	575	592
8.25%, 5/15/17(1) (2)	500	531
NewMarket Corp.,
7.13%, 12/15/16	500	488

		3,545

Coal - 1.3%
Arch Coal, Inc.,
8.75%, 8/1/16(1) (2)	375	397
Arch Western Finance LLC,
6.75%, 7/1/13	500	496
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
8.25%, 12/15/17(1)	25	25
8.50%, 12/15/19(1) (2)	700	714
Drummond Co., Inc.,
9.00%, 10/15/14(1) (2)	440	462
7.38%, 2/15/16(1) (2)	125	122
7.38%, 2/15/16	475	464

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.8% continued
Coal - 1.3% continued
Peabody Energy Corp.,
7.38%, 11/1/16	$1,150	$1,186

		3,866

Commercial Services - 4.0%
ARAMARK Corp.,
5.00%, 6/1/12	1,970	1,891
8.50%, 2/1/15	1,350	1,390
Cenveo Corp.,
7.88%, 12/1/13	760	703
Corrections Corp. of America,
6.75%, 1/31/14	1,450	1,450
7.75%, 6/1/17	275	283
Deluxe Corp.,
5.13%, 10/1/14	640	578
7.38%, 6/1/15	175	169
Geo Group (The), Inc.,
7.75%, 10/15/17(1) (2)	750	768
Iron Mountain, Inc.,
8.75%, 7/15/18	825	856
8.38%, 8/15/21	475	490
Quintiles Transnational Corp.,
9.50%, 12/30/14(1)	1,010	1,015
RSC Equipment Rental, Inc.,
9.50%, 12/1/14	805	806
United Rentals North America, Inc.,
7.75%, 11/15/13	490	461
7.00%, 2/15/14	1,320	1,195

		12,055

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.,
7.75%, 1/15/14	375	369

Distribution/Wholesale - 0.1%
Baker & Taylor, Inc.,
11.50%, 7/1/13(1) (2)	475	256

Diversified Financial Services - 2.9%
E*Trade Financial Corp.,
12.50%, 11/30/17	655	744
Ford Motor Credit Co. LLC,
7.80%, 6/1/12	950	960
8.70%, 10/1/14	2,175	2,274
8.00%, 12/15/16	550	551
International Lease Finance Corp.,
5.63%, 9/20/13	305	239
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15	200	203
9.25%, 4/1/15(1)	225	228
10.63%, 4/1/17	500	520
SLM Corp.,
5.05%, 11/14/14	330	298
5.00%, 4/15/15	345	301
8.45%, 6/15/18	2,080	2,052
Southern Star Central Corp.,
6.75%, 3/1/16(1) (2)	75	72
Textron Financial Corp.,
5.13%, 8/15/14	450	426

		8,868

Electric - 4.3%
AES (The) Corp.,
9.75%, 4/15/16(1)	1,325	1,451
8.00%, 6/1/20	1,700	1,730
Calpine Corp.,
7.25%, 10/15/17(1) (2)	1,100	1,056
CMS Energy Corp.,
6.55%, 7/17/17	220	217
Edison Mission Energy,
7.75%, 6/15/16	1,022	869
7.00%, 5/15/17	575	454
7.20%, 5/15/19	300	227
7.63%, 5/15/27	1,735	1,176
Mirant Americas Generation LLC,
8.50%, 10/1/21	750	713
Mirant North America LLC,
7.38%, 12/31/13	675	667
NRG Energy, Inc.,
7.38%, 2/1/16	265	265
7.38%, 1/15/17	1,720	1,724
8.50%, 6/15/19	1,850	1,896
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	750	608

		13,053

Entertainment - 1.6%
AMC Entertainment, Inc.,
8.00%, 3/1/14	150	143
8.75%, 6/1/19	375	382

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.8% continued
Entertainment - 1.6% continued
Cinemark USA, Inc.,
8.63%, 6/15/19(1)	$750	$780
Marquee Holdings, Inc.,
12.00%, 8/15/14	980	815
Penn National Gaming, Inc.,
6.75%, 3/1/15	350	338
8.75%, 8/15/19(1) (2)	400	409
Pinnacle Entertainment, Inc.,
7.50%, 6/15/15	650	598
8.63%, 8/1/17(1) (2)	775	791
Regal Cinemas Corp.,
8.63%, 7/15/19	675	702

		4,958

Environmental Control - 0.2%
Clean Harbors, Inc.,
7.63%, 8/15/16	675	684

Food - 1.7%
Bumble Bee Foods LLC,
7.75%, 12/15/15(1)	750	752
Dean Foods Co.,
7.00%, 6/1/16	560	549
6.90%, 10/15/17	200	191
Del Monte Corp.,
7.50%, 10/15/19(1)	350	360
Dole Food Co., Inc.,
8.75%, 7/15/13	859	880
8.00%, 10/1/16(1) (2)	550	558
Great Atlantic & Pacific Tea Co.,
11.38%, 8/1/15(1)	550	579
Smithfield Foods, Inc.,
10.00%, 7/15/14(1)	650	705
SUPERVALU, Inc.,
7.50%, 11/15/14	250	253
8.00%, 5/1/16	300	305

		5,132

Forest Products & Paper - 0.7%
Georgia-Pacific LLC,
8.25%, 5/1/16(1) (2)	275	291
7.13%, 1/15/17(1) (2)	925	937
7.75%, 11/15/29	315	311
International Paper Co.,
6.88%, 11/1/23	100	94
NewPage Corp.,
11.38%, 12/31/14(1)	175	177
Westvaco Corp.,
8.20%, 1/15/30	400	411

		2,221

Healthcare - Products - 0.2%
Inverness Medical Innovations, Inc.,
9.00%, 5/15/16	550	564

Healthcare - Services - 4.8%
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	1,300	1,346
DaVita, Inc.,
7.25%, 3/15/15	1,800	1,805
HCA, Inc.,
6.25%, 2/15/13	165	160
6.75%, 7/15/13	160	158
5.75%, 3/15/14	1,760	1,654
7.19%, 11/15/15	670	623
9.25%, 11/15/16	1,025	1,101
9.63%, 11/15/16	1,125	1,218
7.50%, 12/15/23	30	27
7.69%, 6/15/25	375	343
7.05%, 12/1/27	60	51
7.50%, 11/6/33	125	109
7.75%, 7/15/36	225	200
Healthsouth Corp.,
10.75%, 6/15/16	475	517
8.13%, 2/15/20	375	369
IASIS Healthcare LLC/IASIS Capital Corp.,
8.75%, 6/15/14	700	709
Psychiatric Solutions, Inc.,
7.75%, 7/15/15	740	716
7.75%, 7/15/15(1) (2)	875	825
Tenet Healthcare Corp.,
6.88%, 11/15/31	935	748
United Surgical Partners International, Inc.,
9.25%, 5/1/17	700	714
Vanguard Health Holding Co. II LLC,
9.00%, 10/1/14	1,000	1,036

		14,429

Holding Companies - Diversified - 0.3%
AMH Holdings, Inc.,
11.25%, 3/1/14	50	48

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.8% continued
Holding Companies - Diversified - 0.3% continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(1)	$725	$742

		790

Home Builders - 1.1%
KB Home,
7.25%, 6/15/18	1,750	1,662
Lennar Corp.,
5.50%, 9/1/14(1)	1,100	1,023
Pulte Homes, Inc.,
7.88%, 6/15/32	640	589

		3,274

Home Furnishings - 0.2%
Norcraft Cos. LP/Norcraft Finance Corp.,
10.50%, 12/15/15(1)	700	718

Household Products/Wares - 0.6%
ACCO Brands Corp.,
7.63%, 8/15/15	1,615	1,502
JohnsonDiversey, Inc.,
8.25%, 11/15/19(1) (2)	310	314

		1,816

Internet - 0.3%
GXS Worldwide, Inc.,
9.75%, 6/15/15(1)	375	369
NetFlix, Inc.,
8.50%, 11/15/17(1) (2)	675	700

		1,069

Iron/Steel - 0.9%
Steel Dynamics, Inc.,
6.75%, 4/1/15	1,360	1,348
United States Steel Corp.,
6.65%, 6/1/37	1,550	1,247

		2,595

Lodging - 1.7%
Ameristar Casinos, Inc.,
9.25%, 6/1/14(1)	550	571
Harrah’s Operating Co., Inc.,
11.25%, 6/1/17(1) (2)	300	314
Harrahs Operating Escrow LLC/Harrahs Escrow Corp.,
11.25%, 6/1/17(1)	425	445
Las Vegas Sands Corp.,
6.38%, 2/15/15	400	354
MGM Mirage,
8.50%, 9/15/10	1,125	1,119
Starwood Hotels & Resorts Worldwide, Inc.,
7.88%, 10/15/14	575	614
6.75%, 5/15/18	525	526
7.15%, 12/1/19	500	498
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7.88%, 11/1/17(1) (2)	700	709

		5,150

Machinery - Construction & Mining - 0.2%
Terex Corp.,
8.00%, 11/15/17	600	578

Machinery - Diversified - 0.4%
Case New Holland, Inc.,
7.13%, 3/1/14	1,110	1,127

Media - 2.7%
Belo Corp.,
8.00%, 11/15/16	550	565
Cablevision Systems Corp.,
8.63%, 9/15/17(1)	425	442
CCO Holdings LLC/CCO Holdings Capital Corp.,
8.75%, 11/15/13	350	359
CSC Holdings LLC,
8.50%, 4/15/14(1)	225	240
8.63%, 2/15/19(1) (2)	1,425	1,534
DISH DBS Corp.,
7.00%, 10/1/13	300	308
6.63%, 10/1/14	400	403
7.88%, 9/1/19	1,725	1,809
Gannett Co., Inc.,
8.75%, 11/15/14(1) (2)	75	78
9.38%, 11/15/17(1) (2)	175	181
Mediacom Broadband LLC/Mediacom Broadband Corp,
8.50%, 10/15/15	275	278
Mediacom LLC/Mediacom Capital Corp.,
9.13%, 8/15/19(1) (2)	300	306
Radio One, Inc.,
6.38%, 2/15/13	1,000	735

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.8% continued
Media - 2.7% continued
Sinclair Broadcast Group, Inc.,
8.00%, 3/15/12	$850	$831

		8,069

Mining - 0.2%
Alcoa, Inc.,
6.75%, 7/15/18	520	530

Miscellaneous Manufacturing - 0.8%
Freedom Group, Inc.,
10.25%, 8/1/15(1)	250	265
10.25%, 8/1/15(1)	450	478
Koppers, Inc.,
7.88%, 12/1/19(1) (2)	830	838
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14	725	727

		2,308

Office Furnishings - 0.1%
Interface, Inc.,
11.38%, 11/1/13	375	419

Office/Business Equipment - 0.5%
Xerox Capital Trust I,
8.00%, 2/1/27	1,440	1,426

Oil & Gas - 6.6%
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
12.13%, 8/1/17	425	482
Chesapeake Energy Corp.,
6.88%, 1/15/16	1,000	1,000
6.50%, 8/15/17	1,405	1,377
7.25%, 12/15/18	725	730
Comstock Resources, Inc.,
8.38%, 10/15/17	450	460
Encore Acquisition Co.,
6.25%, 4/15/14	525	525
EXCO Resources, Inc.,
7.25%, 1/15/11	575	574
Forest Oil Corp.,
7.25%, 6/15/19	1,915	1,891
Hercules Offshore, Inc.,
10.50%, 10/15/17(1) (2)	725	765
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(1) (2)	1,635	1,602
9.00%, 6/1/16(1) (2)	500	508
Mariner Energy, Inc.,
11.75%, 6/30/16	270	301
8.00%, 5/15/17	450	432
Penn Virginia Corp.,
10.38%, 6/15/16	800	872
Petrohawk Energy Corp.,
7.88%, 6/1/15	400	404
Pioneer Natural Resources Co.,
6.65%, 3/15/17	1,050	1,036
6.88%, 5/1/18	1,430	1,415
7.20%, 1/15/28	580	524
Quicksilver Resources, Inc.,
8.25%, 8/1/15	150	154
11.75%, 1/1/16	375	426
Sabine Pass LNG LP,
7.25%, 11/30/13	625	567
SandRidge Energy, Inc.,
8.63%, 4/1/15	925	925
8.00%, 6/1/18(1)	955	938
8.75%, 1/15/20(1)	300	300
Swift Energy Co.,
7.13%, 6/1/17	1,720	1,625

		19,833

Oil & Gas Services - 0.8%
Basic Energy Services, Inc.,
7.13%, 4/15/16	325	270
Complete Production Services, Inc.,
8.00%, 12/15/16	965	952
Dresser-Rand Group, Inc.,
7.38%, 11/1/14	460	455
Hornbeck Offshore Services, Inc.,
6.13%, 12/1/14	75	70
8.00%, 9/1/17(1) (2)	500	500
Key Energy Services, Inc.,
8.38%, 12/1/14	295	296

		2,543

Packaging & Containers - 1.7%
Crown Americas LLC/Crown Americas Capital Corp.,
7.75%, 11/15/15	325	336
Graphic Packaging International, Inc.,
9.50%, 6/15/17	1,350	1,431
Greif, Inc.,
6.75%, 2/1/17	175	171

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.8% continued
Packaging & Containers - 1.7% continued
7.75%, 8/1/19	$450	$459
Owens-Brockway Glass Container, Inc.,
6.75%, 12/1/14	200	204
Owens-Illinois, Inc.,
7.80%, 5/15/18	1,430	1,441
Sealed Air Corp.,
7.88%, 6/15/17(1) (2)	500	533
Silgan Holdings, Inc.,
7.25%, 8/15/16	500	514

		5,089

Pipelines - 3.6%
Atlas Pipeline Partners LP,
8.75%, 6/15/18	825	730
Copano Energy LLC/Copano Energy Finance Corp.,
8.13%, 3/1/16	300	303
Dynegy Holdings, Inc.,
8.38%, 5/1/16	1,100	1,045
7.75%, 6/1/19	2,635	2,286
El Paso Corp.,
8.25%, 2/15/16	360	384
7.00%, 6/15/17	250	248
6.95%, 6/1/28	1,600	1,372
7.80%, 8/1/31	900	847
7.75%, 1/15/32	450	426
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
6.88%, 11/1/14	275	260
6.88%, 11/1/14	50	48
8.50%, 7/15/16	215	219
8.75%, 4/15/18	225	232
Regency Energy Partners LP/Regency Energy Finance Corp.,
9.38%, 6/1/16(1) (2)	700	745
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
8.25%, 7/1/16	545	540
Williams (The) Cos., Inc.,
7.88%, 9/1/21	950	1,090

		10,775

Real Estate - 1.0%
CB Richard Ellis Services, Inc.,
11.63%, 6/15/17	650	721
Colonial Realty LP,
6.25%, 6/15/14	250	239
6.05%, 9/1/16	2,200	1,971

		2,931

Real Estate Investment Trusts - 1.5%
Felcor Lodging LP,
10.00%, 10/1/14(1)	260	262
Host Hotels & Resorts LP,
7.13%, 11/1/13	450	457
6.88%, 11/1/14	440	443
6.38%, 3/15/15	1,960	1,921
ProLogis,
5.63%, 11/15/15	1,535	1,460

		4,543

Retail - 5.4%
Claire’s Stores, Inc.,
9.63%, 6/1/15	985	788
Dillard’s, Inc.,
7.88%, 1/1/23	75	59
7.75%, 7/15/26	95	72
7.75%, 5/15/27	255	193
Inergy LP/Inergy Finance Corp.,
8.75%, 3/1/15	500	514
8.25%, 3/1/16	200	203
J.C. Penney Corp., Inc.,
6.38%, 10/15/36	1,170	1,039
7.40%, 4/1/37	750	744
Limited Brands, Inc.,
7.60%, 7/15/37	1,075	957
Macy’s Retail Holdings, Inc.,
6.90%, 4/1/29	470	414
8.13%, 8/15/35	575	497
7.88%, 8/15/36	575	509
6.38%, 3/15/37	1,650	1,394
Michaels Stores, Inc.,
11.38%, 11/1/16	985	1,037
Neiman Marcus Group (The), Inc.,
9.00%, 10/15/15	316	309
10.38%, 10/15/15	550	539
New Albertsons, Inc.,
7.45%, 8/1/29	2,490	2,135
8.70%, 5/1/30	600	582
8.00%, 5/1/31	375	340

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.8% continued
Retail - 5.4% continued
Phillips-Van Heusen Corp.,
7.75%, 11/15/23	$290	$267
QVC, Inc.,
7.50%, 10/1/19(1) (2)	675	688
Sbarro, Inc.,
10.38%, 2/1/15	350	275
Toys R Us Property Co. I LLC,
10.75%, 7/15/17(1)	825	903
Toys R US, Inc.,
7.38%, 10/15/18	1,910	1,748

		16,206

Semiconductors - 0.5%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17(1)	250	249
Amkor Technology, Inc.,
7.75%, 5/15/13	1,250	1,270

		1,519

Software - 0.6%
First Data Corp.,
9.88%, 9/24/15	1,210	1,128
JDA Software Group, Inc.,
8.00%, 12/15/14(1)	650	663

		1,791

Telecommunications - 8.4%
Alcatel-Lucent USA, Inc.,
6.45%, 3/15/29	650	466
Cincinnati Bell, Inc.,
7.00%, 2/15/15	1,365	1,348
8.25%, 10/15/17	675	685
Crown Castle International Corp.,
9.00%, 1/15/15	1,400	1,491
7.13%, 11/1/19	700	693
Frontier Communications Corp.,
7.88%, 1/15/27	765	704
9.00%, 8/15/31	1,325	1,302
GCI, Inc.,
8.63%, 11/15/19(1)	600	605
GeoEye, Inc.,
9.63%, 10/1/15(1) (2)	700	720
Hughes Network Systems LLC/HNS Finance Corp.,
9.50%, 4/15/14	600	620
9.50%, 4/15/14	125	128
Intelsat Corp.,
6.88%, 1/15/28	185	158
Level 3 Financing, Inc.,
12.25%, 3/15/13	1,275	1,352
9.25%, 11/1/14	1,485	1,403
MetroPCS Wireless, Inc.,
9.25%, 11/1/14	1,150	1,164
Motorola, Inc.,
6.50%, 9/1/25	510	443
6.50%, 11/15/28	350	301
Nextel Communications, Inc.,
5.95%, 3/15/14	1,300	1,214
7.38%, 8/1/15	1,980	1,926
Qwest Capital Funding, Inc.,
6.50%, 11/15/18	650	562
6.88%, 7/15/28	650	526
Qwest Corp.,
8.38%, 5/1/16	525	563
7.20%, 11/10/26	925	837
7.13%, 11/15/43	1,950	1,599
SBA Telecommunications, Inc.,
8.00%, 8/15/16(1)	650	679
Sprint Capital Corp.,
8.75%, 3/15/32	1,625	1,532
Viasat, Inc.,
8.88%, 9/15/16(1) (2)	500	515
Windstream Corp.,
8.63%, 8/1/16	630	641
7.88%, 11/1/17(1)	1,040	1,027

		25,204

Transportation - 0.2%
Bristow Group, Inc.,
6.13%, 6/15/13	475	469
7.50%, 9/15/17	100	99

		568

Total Corporate Bonds (Cost $204,793)		210,086

FOREIGN ISSUER BONDS - 10.1%
Chemicals - 0.4%
Nova Chemicals Corp.,
6.50%, 1/15/12	425	427

MULTI-MANAGER FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.1%	continued
Chemicals - 0.4% continued
8.38%, 11/1/16(1) (2)	$650	$660

		1,087

Coal - 0.0%
Adaro Indonesia PT,
7.63%, 10/22/19(1) (2)	100	99

Commercial Services - 0.2%
DP World Ltd.,
6.85%, 7/2/37(1) (2)	900	692

Computers - 0.6%
Seagate Technology HDD Holdings,
6.80%, 10/1/16	1,875	1,814

Diversified Financial Services - 1.0%
Fibria Overseas Finance Ltd.,
9.25%, 10/30/19(1) (2)	200	224
General Motors Acceptance Corp. of Canada Ltd.,
7.13%, 9/13/11	195	159
Petroplus Finance Ltd.,
7.00%, 5/1/17(1) (2)	1,425	1,283
9.38%, 9/15/19(1) (2)	1,100	1,095
Wind Acquisition Holdings Finance S.p.A,
12.25%, 7/15/17(1)	400	394

		3,155

Engineering & Construction - 0.1%
Odebrecht Finance Ltd.,
7.00%, 4/21/20(1) (2)	200	202

Entertainment - 0.2%
Great Canadian Gaming Corp.,
7.25%, 2/15/15(1) (2)	478	460

Iron/Steel - 0.3%
Algoma Acquisition Corp.,
9.88%, 6/15/15(1)	955	813

Leisure Time - 0.6%
Royal Caribbean Cruises Ltd.,
7.00%, 6/15/13	1,900	1,895

Media - 0.6%
UPC Holding B.V.,
9.88%, 4/15/18(1) (2)	475	501
Videotron Ltee,
9.13%, 4/15/18	1,125	1,238
9.13%, 4/15/18(1) (2)	125	137

		1,876

Mining - 0.2%
Teck Resources Ltd.,
10.25%, 5/15/16	575	670

Miscellaneous Manufacturing - 0.6%
Bombardier, Inc.,
7.45%, 5/1/34(1) (2)	2,000	1,730

Multi-National - 0.1%
European Investment Bank,
0.00%, 4/24/13(1)	4,605,000	385

Oil & Gas - 0.2%
Connacher Oil and Gas Ltd.,
10.25%, 12/15/15(1) (2)	750	686

Oil & Gas Services - 0.1%
North American Energy Partners, Inc.,
8.75%, 12/1/11	425	425

Pharmaceuticals - 0.4%
Elan Finance PLC/Elan Finance Corp,
8.75%, 10/15/16(1) (2)	1,150	1,098

Sovereign - 1.9%
Canadian Government Bond,
1.00%, 9/1/11	1,105	1,051
2.00%, 9/1/12	410	393
3.50%, 6/1/13	785	781
Federative Republic of Brazil,
10.25%, 1/10/28	1,000	575
Indonesia Treasury Bond,
10.50%, 8/15/30	7,049,000	734
Korea Treasury Bond,
5.00%, 9/10/14	972,050	837
Mexican Bonos,
8.00%, 12/7/23	16,500	1,232

		5,603

Telecommunications - 2.1%
America Movil S.A.B. de C.V.,
8.46%, 12/18/36	3,400	220
Axtel S.A.B. de C.V.,
9.00%, 9/22/19(1) (2)	245	251
Inmarsat Finance PLC,
7.38%, 12/1/17(1) (2)	275	281

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.1% continued
Telecommunications - 2.1% continued
Intelsat Jackson Holdings Ltd.,
11.25%, 6/15/16	$1,050	$1,137
8.50%, 11/1/19(1) (2)	200	206
Intelsat Ltd.,
6.50%, 11/1/13	800	750
True Move Co. Ltd.,
10.75%, 12/16/13(1) (2)	800	772
Virgin Media Finance PLC,
9.13%, 8/15/16	1,400	1,475
8.38%, 10/15/19	600	618
Wind Acquisition Finance S.A.,
11.75%, 7/15/17(1) (2)	650	710

		6,420

Transportation - 0.5%
General Maritime Corp.,
12.00%, 11/15/17(1)	725	755
Navios Maritime Holdings, Inc.,
9.50%, 12/15/14	225	224
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.,
8.88%, 11/1/17(1)	475	493

		1,472

Total Foreign Issuer Bonds (Cost $30,189)		30,582

TERM LOANS - 0.8%
Auto Manufacturers - 0.3%
Ford Motor Co.,
3.25%, 12/15/13(3)	996	919

Electric - 0.5%
Texas Competitive Electric Holdings Co. LLC,
3.25%, 10/10/14(3)	1,925	1,564

Total Term Loans (Cost $2,424)		2,483

U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Notes - 2.0%
2.75%, 11/30/16	6,220	5,988

Total U.S. Government Obligations (Cost $6,004)		5,988

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 0.1%
Newell Financial Trust I, 5.25%*	12,475	$455

Total Convertible Preferred Stocks (Cost $441)		455

INVESTMENT COMPANIES - 12.1%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	36,418,780	36,419

Total Investment Companies (Cost $36,419)		36,419

Total Investments - 99.0% (Cost $292,125)		298,205

Other Assets less Liabilities - 1.0%		2,943

NET ASSETS - 100.0%		$301,148

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2009, the value of these restricted illiquid securities amounted to approximately $35,556,000 or 11.81% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Adaro Indonesia PT,
7.63%, 10/22/19	10/15/09	$99

Arch Coal, Inc.,
8.75%, 8/1/16	11/2/09	382

Associated Materials LLC/Associated Materials Finance, Inc.,
9.88%, 11/15/16	10/29/09	247

Axtel S.A.B. de C.V.,
9.00%, 9/22/19	9/25/09	249

Baker & Taylor, Inc.,
11.50%, 7/1/13	10/22/09	219

Bombardier, Inc.,
7.45%, 5/1/34	9/24/09 - 10/8/09	1,755

Calpine Corp.,
7.25%, 10/15/17	12/7/09	1,037

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
8.50%, 12/15/19	11/20/09	699

MULTI-MANAGER FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Connacher Oil and Gas Ltd.,
10.25%, 12/15/15	9/24/09 - 10/9/09	$613

CSC Holdings LLC,
8.63%, 2/15/19	9/25/09 - 10/13/09	1,518

Dole Food Co., Inc.,
8.00%, 10/1/16	11/4/09	556

DP World Ltd.,
6.85%, 7/2/37	11/25/09 - 12/3/09	691

Drummond Co., Inc.,
9.00%, 10/15/14	10/15/09	149

Drummond Co., Inc.,
7.38%, 2/15/16	12/15/09	122

Elan Finance PLC/Elan Finance Corp,
8.75%, 10/15/16	9/29/09	247

Fibria Overseas Finance Ltd.,
9.25%, 10/30/19	10/26/09	198

Gannett Co., Inc.,
8.75%, 11/15/14	9/29/09	74

Gannett Co., Inc.,
9.38%, 11/15/17	9/29/09	173

Geo Group (The), Inc.,
7.75%, 10/15/17	10/7/09 - 12/17/09	746

GeoEye, Inc.,
9.63%, 10/1/15	9/23/09 - 11/30/09	709

Georgia-Pacific LLC,
8.25%, 5/1/16	11/12/09 - 12/18/09	291

Georgia-Pacific LLC,
7.13%, 1/15/17	10/5/09	417

GMAC, Inc.,
6.88%, 9/15/11	10/13/09	303

GMAC, Inc.,
6.00%, 12/15/11	11/4/09	142

GMAC, Inc.,
7.00%, 2/1/12	9/28/09 - 10/1/09	687

GMAC, Inc.,
6.75%, 12/1/14	9/25/09 - 10/8/09	847

Great Canadian Gaming Corp.,
7.25%, 2/15/15	10/29/09	464

Harrah’s Operating Co., Inc.,
11.25%, 6/1/17	9/24/09	309

Hercules Offshore, Inc.,
10.50%, 10/15/17	10/8/09 - 12/8/09	715

Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15	9/24/09 - 12/31/09	1,563

Hilcorp Energy I LP/Hilcorp Finance Co.,
9.00%, 6/1/16	10/9/09	501

Hornbeck Offshore Services, Inc.,
8.00%, 9/1/17	10/20/09	500

Inmarsat Finance PLC,
7.38%, 12/1/17	11/12/09	273

Intelsat Jackson Holdings Ltd.,
8.50%, 11/1/19	10/14/09	198

JohnsonDiversey, Inc.,
8.25%, 11/15/19	11/19/09	307

Koppers, Inc.,
7.88%, 12/1/19	11/20/09	688

MacDermid, Inc.,
9.50%, 4/15/17	9/25/09 - 9/30/09	459

Mediacom LLC/Mediacom Capital Corp.,
9.13%, 8/15/19	9/29/09	311

Nalco Co.,
8.25%, 5/15/17	10/22/09	529

NetFlix, Inc.,
8.50%, 11/15/17	11/3/09 - 11/19/09	677

Nova Chemicals Corp.,
8.38%, 11/1/16	10/9/09 - 12/8/09	647

Odebrecht Finance Ltd.,
7.00%, 4/21/20	10/14/09	196

Penn National Gaming, Inc.,
8.75%, 8/15/19	10/2/09	400

Petroplus Finance Ltd.,
7.00%, 5/1/17	9/25/09 - 10/9/09	1,283

Petroplus Finance Ltd.,
9.38%, 9/15/19	9/23/09 - 12/8/09	1,095

Pinnacle Entertainment, Inc.,
8.63%, 8/1/17	10/8/09 - 12/3/09	779

Psychiatric Solutions, Inc.,
7.75%, 7/15/15	10/19/09	848

QVC, Inc.,
7.50%, 10/1/19	9/28/09 - 11/19/09	677

Regency Energy Partners LP/Regency Energy Finance Corp.,
9.38%, 6/1/16	11/18/09 - 12/8/09	744

Sealed Air Corp.,
7.88%, 6/15/17	10/8/09 - 10/16/09	522

Southern Star Central Corp.,
6.75%, 3/1/16	10/5/09	68

True Move Co. Ltd.,
10.75%, 12/16/13	9/25/09 - 12/7/09	779

TRW Automotive, Inc.,
7.25%, 3/15/17	9/29/09	527

TRW Automotive, Inc.,
8.88%, 12/1/17	11/18/09	472

UPC Holding B.V.,
9.88%, 4/15/18	10/21/09	502

Viasat, Inc.,
8.88%, 9/15/16	10/19/09	494

Videotron Ltee,
9.13%, 4/15/18	10/27/09	136

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Wind Acquisition Finance S.A.,
11.75%, 7/15/17	9/28/09 - 12/4/09	$733
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7.88%, 11/1/17	10/9/09 - 12/2/09	690

(3)	When-Issued Security.
(4)	The Fund had approximately $36,419,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2009.
(5)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2009, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	97.8%
All other currencies less than 5%	2.2

Total	100.0%

Federal Tax Information:

At December 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$292,125

Gross tax appreciation of investments	$6,781
Gross tax depreciation of investments	(701)

Net tax appreciation of investments	$6,080

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments, which are carried at fair value, as of December 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$783	(1)	$—	$783
Convertible Bonds	—	11,409	(1)	—	11,409
Corporate Bonds
Advertising	—	864		—	864
Aerospace/Defense	—	2,891		—	2,891
Airlines	—	1,541		—	1,541
Apparel	—	2,254		—	2,254
Auto Manufacturers	—	707		—	707
Auto Parts & Equipment	—	608		1,076	1,684
Banks	—	1,007		2,177	3,184
Beverages	—	2,417		—	2,417
Building Materials	—	3,409		264	3,673
Chemicals	—	2,514		1,031	3,545
Coal	—	2,172		1,694	3,866
Commercial Services	—	11,287		768	12,055
Cosmetics/Personal Care	—	369		—	369
Distribution/Wholesale	—	—		256	256
Diversified Financial Services	—	8,795		73	8,868
Electric	—	11,997		1,056	13,053
Entertainment	—	3,759		1,199	4,958
Environmental Control	—	684		—	684
Food	—	4,574		558	5,132
Forest Products & Paper	—	993		1,228	2,221
Healthcare - Products	—	564		—	564
Healthcare - Services	—	13,604		825	14,429
Holding Companies - Diversified	—	790		—	790
Home Builders	—	3,274		—	3,274
Home Furnishings	—	718		—	718
Household Products/Wares	—	1,502		314	1,816
Internet	—	369		700	1,069
Iron/Steel	—	2,595		—	2,595
Lodging	—	4,127		1,023	5,150
Machinery - Construction & Mining	—	578		—	578
Machinery - Diversified	—	1,127		—	1,127
Media	—	5,971		2,098	8,069
Mining	—	530		—	530
Miscellaneous Manufacturing	—	1,470		838	2,308
Office Furnishings	—	419		—	419
Office/Business Equipment	—	1,426		—	1,426
Oil & Gas	—	16,958		2,875	19,833
Oil & Gas Services	—	2,043		500	2,543
Packaging & Containers	—	4,557		532	5,089
Pipelines	—	10,029		746	10,775
Real Estate	—	2,931		—	2,931
Real Estate Investment Trusts	—	4,543		—	4,543
Retail	—	15,518		688	16,206
Semiconductors	—	1,519		—	1,519
Software	—	1,791		—	1,791

MULTI-MANAGER FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Telecommunications	$—	$23,969	$1,235		$25,204
Transportation	—	568	—		568
Foreign Issuer Bonds
Chemicals	—	427	660		1,087
Coal	—	—	99		99
Commercial Services	—	—	692		692
Computers	—	1,814	—		1,814
Diversified Financial Services	—	394	2,761		3,155
Engineering & Construction	—	—	202		202
Entertainment	—	—	460		460
Iron/Steel	—	813	—		813
Leisure Time	—	1,895	—		1,895
Media	—	1,237	639		1,876
Mining	—	670	—		670
Miscellaneous Manufacturing	—	—	1,730		1,730
Multi-National	385	—	—		385
Oil & Gas	—	—	686		686
Oil & Gas Services	—	425	—		425
Pharmaceuticals	—	—	1,098		1,098
Sovereign	3,378	2,225	—		5,603
Telecommunications	—	4,199	2,221		6,420
Transportation	—	1,472	—		1,472
Term Loans	—	—	2,483	(1)	2,483
U.S. Government Obligations	—	5,988	—		5,988
Convertible Preferred Stocks	455	—	—		455
Investment Companies	36,419	—	—		36,419

Total Investments	$40,637	$220,083	$37,485		$298,205

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	DECEMBER 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 9/23/09 (000S)*	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Corporate Bonds
Auto Parts & Equipment	$—	$—	$78	$998	$—	$1,076
Banks	—	—	141	2,036	—	2,177
Building Materials	—	—	17	247	—	264
Chemicals	—	—	44	987	—	1,031
Coal	—	—	58	1,636	—	1,694
Commercial Services	—	—	22	746	—	768
Distribution/Wholesale	—	—	37	219	—	256
Diversified Financial Services	—	—	4	69	—	73
Electric	—	—	19	1,037	—	1,056
Entertainment	—	—	20	1,179	—	1,199
Food	—	—	3	555	—	558
Forest Products & Paper	—	—	30	1,198	—	1,228
Healthcare-Services	—	—	(23)	848	—	825
Household Products/Wares	—	—	6	308	—	314
Internet	—	—	23	677	—	700
Lodging	—	—	23	1,000	—	1,023
Media	—	—	23	2,075	—	2,098
Miscellaneous
Manufacturing	—	—	22	816	—	838
Oil & Gas	—	—	95	2,780	—	2,875
Oil & Gas Services	—	—	—	500	—	500
Packaging & Containers	—	—	11	521	—	532
Pipelines	—	—	1	745	—	746
Retail	—	—	12	676	—	688
Telecommunications	—	—	32	1,203	—	1,235
Foreign Issuer Bonds
Chemicals	—	—	13	647	—	660
Coal	—	—	—	99	—	99
Commercial Services	—	—	1	691	—	692
Diversified Financial Services	—	—	31	2,730	—	2,761
Engineering & Construction	—	—	6	196	—	202
Entertainment	—	—	(4)	464	—	460
Media	—	—	—	639	—	639
Miscellaneous Manufacturing	—	—	(25)	1,755	—	1,730
Oil & Gas	—	—	73	613	—	686
Pharmaceuticals	—	—	(39)	1,137	—	1,098
Telecommunications	—	—	(12)	2,233	—	2,221
Term Loans	—	—	71	2,412	—	2,483

Total	$—	$—	$813	$36,672	$—	$37,485

*	Commenced investment operations on September 23, 2009.

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 26, 2010

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 26, 2010